                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number     811-08236
                                                    ---------------

                                 Northern Funds
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60603
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60603
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-2790
                                                           --------------

                        Date of fiscal year end: March 31
                                                ----------

                  Date of reporting period: September 30, 2006
                                            ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semiannual Report to Shareholders is filed herewith.

                                                                    EQUITY FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC
(not affiliated with Northern Trust)
301 Bellevue Parkway
Wilmington, DE 19809
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------




 2      STATEMENTS OF ASSETS AND LIABILITIES
 4      STATEMENTS OF OPERATIONS
 6      STATEMENTS OF CHANGES IN NET ASSETS
 8      FINANCIAL HIGHLIGHTS
 19     SCHEDULES OF INVESTMENTS
        19    EMERGING MARKETS EQUITY FUND
        29    ENHANCED LARGE CAP FUND
        33    GROWTH EQUITY FUND
        35    INCOME EQUITY FUND
        38    INTERNATIONAL GROWTH EQUITY FUND
        40    LARGE CAP VALUE FUND
        42    MID CAP GROWTH FUND
        44    SELECT EQUITY FUND
        46    SMALL CAP GROWTH FUND
        49    SMALL CAP VALUE FUND
        58    TECHNOLOGY FUND
 60     NOTES TO THE FINANCIAL STATEMENTS
 66     FUND EXPENSES
 68     FOR MORE INFORMATION

                          NORTHERN FUNDS SEMIANNUAL REPORT 1        EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

                                     EMERGING
                                      MARKETS    ENHANCED    GROWTH     INCOME    INTERNATIONAL
  Amounts in thousands,               EQUITY    LARGE CAP    EQUITY     EQUITY        GROWTH
  except per share data                FUND        FUND       FUND       FUND      EQUITY FUND
  ---------------------------------------------------------------------------------------------
  ASSETS:
  Investments, at cost               $196,888    $70,508    $553,959   $323,276     $1,057,775
  Investments, at value              $187,195    $74,012    $603,082   $360,820     $1,208,912
  Cash                                    709          -           1         15              2
  Foreign currencies, at value
   (cost $2,122 and $7,137,
     respectively)                      2,110          -           -          -          7,110
  Interest income receivable                2          1           -        726              2
  Dividend income receivable              191         75         546        610          3,192
  Receivable for foreign tax
   withheld                                 3          -           -          -            947
  Receivable for securities sold        1,974          -           -          -              -
  Receivable for variation margin
   on futures contracts                    23          -           -          -              -
  Receivable for fund shares sold       1,141        494          84        981            817
  Prepaid and other assets                  5         10          34         24             65
  Total Assets                        193,353     74,592     603,747    363,176      1,221,047
  ---------------------------------------------------------------------------------------------
  LIABILITIES:
  Cash overdraft                            -          -           -          -              -
  Unrealized loss on forward
   foreign currency
  exchange contracts                        3          -           -          -              -
  Payable for securities purchased      6,744          -           -          -            534
  Payable for variation margin on
   futures contracts                        -          4           -          -              -
  Payable for fund shares redeemed        336          -       2,237        927            339
  Payable to affiliates:
  Investment advisory fees                 10          3          84         50            200
  Co-administration fees                    4          2          15          9             30
  Custody and accounting fees               -         32          11          4             39
  Transfer agent fees                       3          1          10          6             20
  Accrued other liabilities                 9         11          20         41             23
  Total Liabilities                     7,109         53       2,377      1,037          1,185
  ---------------------------------------------------------------------------------------------
  Net Assets                         $186,244    $74,539    $601,370   $362,139     $1,219,862
  ---------------------------------------------------------------------------------------------
  ANALYSIS OF NET ASSETS:
  Capital stock                      $194,833    $70,856    $511,643   $314,271       $942,600
  Undistributed net investment
   income (loss)                        1,410         23           5       (621)        18,407
  Accumulated undistributed net
   realized gain (loss)                  (399)       103      40,599     10,945        107,777
  Net unrealized appreciation
   (depreciation)                      (9,600)     3,557      49,123     37,544        151,078
  Net Assets                         $186,244    $74,539    $601,370   $362,139     $1,219,862
  ---------------------------------------------------------------------------------------------
  SHARES OUTSTANDING ($.0001 PAR
   VALUE, UNLIMITED AUTHORIZATION)     19,867      6,998      36,765     29,026         94,322
  NET ASSET VALUE, REDEMPTION AND
   OFFERING PRICE PER SHARE             $9.37     $10.65      $16.36     $12.48         $12.93
  ---------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


EQUITY FUNDS   2   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

       LARGE CAP           MID CAP            SELECT          SMALL CAP         SMALL CAP      TECHNOLOGY
      VALUE FUND         GROWTH FUND       EQUITY FUND       GROWTH FUND       VALUE FUND         FUND
---------------------------------------------------------------------------------------------------------
        $996,357           $193,490          $179,965           $48,662        $406,667          $157,530
      $1,151,929           $203,085          $197,172           $52,168        $537,804          $171,918
               5                  1                 1                 -              80                 1
               -                  -                 -                 -               -                 -
               7                  -                 -                 -               4                 1
           1,252                 70               199                15             893                30
               -                  -                 -                 -               -                 -
          28,964              1,754             4,596             1,452           5,781             8,168
               -                  -                 -                 -               -                 -
             746                386                13                16           3,200                22
              59                 11                14                15              69                20
       1,182,962            205,307           201,995            53,666         547,831           180,160
---------------------------------------------------------------------------------------------------------
               -                  -                 -               205               -                 -
               -                  -                 -                 -               -                 -
               -                  -             3,822             1,235               -             7,666
               -                  -                 -                 -             164                 -
           2,571                421               164               226           1,841               182
             165                 29                28                 9              76                28
              29                  5                 5                 1              14                 4
               7                  7                 5                 1               -                 8
              19                  3                 3                 1               9                 3
             124                 12                70                 6               8                62
           2,915                477             4,097             1,684           2,112             7,953
---------------------------------------------------------------------------------------------------------
      $1,180,047           $204,830          $197,898           $51,982        $545,719          $172,207
---------------------------------------------------------------------------------------------------------
        $917,493           $295,597          $275,400          $216,290        $344,510        $1,184,888
          16,603               (228)              514              (231)          5,318              (610)
          90,379           (100,134)          (95,223)         (167,583)         64,571        (1,026,459)
         155,572              9,595            17,207             3,506         131,320            14,388
      $1,180,047           $204,830          $197,898           $51,982        $545,719          $172,207
---------------------------------------------------------------------------------------------------------
          82,870             14,548             9,891             4,239          31,634            14,750
          $14.24             $14.08            $20.01            $12.26          $17.25            $11.68
---------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


                             NORTHERN FUNDS SEMIANNUAL REPORT   3   EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

                                         EMERGING       ENHANCED                               INTERNATIONAL
                                         MARKETS       LARGE CAP      GROWTH        INCOME         GROWTH
  Amounts in thousands               EQUITY FUND (1)      FUND     EQUITY FUND   EQUITY FUND    EQUITY FUND
  ----------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
  Dividend income                        $1,747(2)         $455        $4,807       $4,865       $21,538(3)
  Interest income                           157              68           152        2,232            43
   Total Investment Income                1,904             523         4,959        7,097        21,581
  ----------------------------------------------------------------------------------------------------------
  EXPENSES:
  Investment advisory fees                  216              76         2,788        1,515         6,576
  Co-administration fees                     93              38           492          267           986
  Custody and accounting fees                82              83            94           55           699
  Transfer agent fees                        62              25           328          178           658
  Registration fees                          19               9            12           13            17
  Printing fees                              13              13            35           13            61
  Professional fees                           4               5            16            5            26
  Shareholder servicing fees                  -               -            10          135             9
  Trustee fees and expenses                   3               3             9            3            16
  Other                                       3               3            29            4           125
  ----------------------------------------------------------------------------------------------------------
  Total Expenses                            495             255         3,813        2,188         9,173
   Less expenses reimbursed by
     investment adviser                      (1)           (103)         (514)        (405)         (850)
   Less custodian credits                     -               -            (4)          (1)            -
   Net Expenses                             494             152         3,295        1,782         8,323
  ----------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)            1,410             371         1,664        5,315        13,258
  ----------------------------------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
  Net realized gains (losses) on:
   Investments                             (519)            (20)       10,988        4,896        88,031
   Futures contracts                        383              13             -            -             -
   Foreign currency transactions           (263)              -             -            -           406
  Net change in unrealized
   appreciation (depreciation) on:
   Investments                           (9,692)          3,135       (10,832)       7,488       (74,070)
   Futures contracts                         96              49             -            -             -
   Forward foreign currency
     exchange contracts                      (3)              -             -            -             1
   Translation of other assets and
     liabilities denominated in
     foreign currencies                      (1)              -             -            -           (23)
   Net Gains (Losses) on
     Investments                         (9,999)          3,177           156       12,384        14,345
  ----------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                           $(8,589)         $3,548        $1,820      $17,699       $27,603
  ----------------------------------------------------------------------------------------------------------

(1)  Commenced investment operations on April 25, 2006.

(2)  Net of $208 in non-reclaimable foreign withholding taxes.

(3)  Net of $2,545 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.


EQUITY FUNDS   4   NORTHERN FUNDS SEMIANNUAL REPORT

               FOR THE SIX MONTHS OR PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

       LARGE CAP        MID CAP              SELECT         SMALL CAP           SMALL CAP         TECHNOLOGY
      VALUE FUND      GROWTH FUND         EQUITY FUND      GROWTH FUND         VALUE FUND            FUND
------------------------------------------------------------------------------------------------------------
        $16,424            $981              $1,261             $125              $4,764               $453
            838             111                 137               21                 493                 78
         17,262           1,092               1,398              146               5,257                531
------------------------------------------------------------------------------------------------------------
          4,949           1,118                 917              301               2,475                913
            873             197                 162               45                 437                137
            137              54                  47               30                 116                 42
            582             132                 108               30                 291                 91
             18               9                  10                9                  13                  2
             48              13                  13               13                  25                 13
             21               5                   5                5                  11                  5
            211               6                  99                4                  76                 66
             13               3                   3                3                   6                  3
             18               9                   5                5                  10                  4
------------------------------------------------------------------------------------------------------------
          6,870           1,546               1,369              445               3,460              1,276
           (465)           (226)               (289)             (68)               (537)              (135)
             (1)              -                  (1)               -                 (10)                 -
          6,404           1,320               1,079              377               2,913              1,141
------------------------------------------------------------------------------------------------------------
         10,858            (228)                319             (231)              2,344               (610)
------------------------------------------------------------------------------------------------------------
         55,267           1,198               4,022             (131)             53,797              1,349
              -               -                   -                -              (1,569)                 -
              -               -                   -                -                   -                  -
          7,490         (24,699)             (7,663)          (3,631)            (69,594)           (10,874)
              -               -                   -                -                (760)                 -
              -               -                   -                -                   -                  -
              -               -                   -                -                   -                  -
         62,757         (23,501)             (3,641)          (3,762)            (18,126)            (9,525)
------------------------------------------------------------------------------------------------------------
        $73,615        $(23,729)            $(3,322)         $(3,993)           $(15,782)          $(10,135)
------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


                             NORTHERN FUNDS SEMIANNUAL REPORT   5   EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                       EMERGING           ENHANCED
                                       MARKETS           LARGE CAP                 GROWTH
                                     EQUITY FUND            FUND                EQUITY FUND
                                      SEPT. 30,    SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,
  Amounts in thousands                 2006 (1)       2006      2006 (2)      2006        2006
  ----------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income (loss)           $1,410        $371        $116       $1,664     $3,039
  Net realized gains (losses)              (399)         (7)        110       10,988     69,411
  Net change in unrealized
   appreciation (depreciation)           (9,600)      3,184         373      (10,832)     2,588
   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations                          (8,589)      3,548         599        1,820     75,038
  ----------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net
   assets resulting from capital
   share transactions                   194,833      33,806      37,050     (132,785)   (22,200)
   Net Increase (Decrease) in Net
     Assets
   Resulting from Capital Share
     Transactions                       194,833      33,806      37,050     (132,785)   (22,200)
  ----------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income                  -        (358)       (106)      (2,217)    (2,687)
  From net realized gains                     -           -           -            -    (44,359)
   Total Distributions Paid                   -        (358)       (106)      (2,217)   (47,046)
  ----------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET
   ASSETS                               186,244      36,996      37,543     (133,182)     5,792
  NET ASSETS:
  Beginning of period                         -      37,543           -      734,552    728,760
  End of period                        $186,244     $74,539     $37,543     $601,370   $734,552
  ----------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS)              $1,410         $23         $10           $5       $558
  ----------------------------------------------------------------------------------------------

                                                                   INTERNATIONAL
                                             INCOME                   GROWTH
                                          EQUITY FUND               EQUITY FUND
                                     SEPT. 30,   MARCH 31,    SEPT. 30,     MARCH 31,
  Amounts in thousands                  2006        2006         2006         2006
  ----------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income (loss)         $5,315      $9,709       $13,258       $12,130
  Net realized gains (losses)           4,896      25,428        88,437       127,525
  Net change in unrealized
   appreciation (depreciation)          7,488       1,494       (74,092)      115,310
   Net Increase (Decrease) in Net
     Assets
  Resulting from Operations            17,699      36,631        27,603       254,965
  ----------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net
   assets resulting from capital
   share transactions                 (13,067)     20,162      (222,153)     (113,245)
   Net Increase (Decrease) in Net
     Assets Resulting from Capital
     Share Transactions               (13,067)     20,162      (222,153)     (113,245)
  ----------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income           (5,829)    (10,158)            -       (10,200)
  From net realized gains                   -     (27,204)            -             -
   Total Distributions Paid            (5,829)    (37,362)            -       (10,200)
  ----------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET
   ASSETS                              (1,197)     19,431      (194,550)      131,520
  NET ASSETS:
  Beginning of period                 363,336     343,905     1,414,412     1,282,892
  End of period                      $362,139    $363,336    $1,219,862    $1,414,412
  ----------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS)             $(621)      $(107)      $18,407        $5,149
  ----------------------------------------------------------------------------------------------

(1)  Commenced investment operations on April 25, 2006.

(2)  Commenced investment operations on December 16, 2005.

See Notes to the Financial Statements.


EQUITY FUNDS   6   NORTHERN FUNDS SEMIANNUAL REPORT

                       SIX MONTHS OR PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)
                                   OR FISCAL YEAR OR PERIOD ENDED MARCH 31, 2006

                LARGE CAP                  MID CAP                        SELECT
               VALUE FUND                GROWTH FUND                   EQUITY FUND
       SEPT. 30,        MARCH 31,   SEPT. 30,     MARCH 31,      SEPT. 30,       MARCH 31,
          2006            2006         2006         2006           2006             2006
------------------------------------------------------------------------------------------
         $10,858         $21,463       $(228)       $(810)          $319            $461
          55,267         104,265       1,198       53,950          4,022          21,321
           7,490         (23,657)    (24,699)      (5,791)        (7,663)          7,926
          73,615         102,071     (23,729)      47,349         (3,322)         29,708
------------------------------------------------------------------------------------------
         (81,083)         16,151     (91,374)     (39,084)       (44,248)        (91,129)
         (81,083)         16,151     (91,374)     (39,084)       (44,248)        (91,129)
------------------------------------------------------------------------------------------
               -         (19,759)          -            -              -            (445)
               -         (86,098)          -            -              -               -
               -        (105,857)          -            -              -            (445)
------------------------------------------------------------------------------------------
          (7,468)         12,365    (115,103)       8,265        (47,570)        (61,866)
       1,187,515       1,175,150     319,933      311,668        245,468         307,334
      $1,180,047      $1,187,515    $204,830     $319,933       $197,898        $245,468
------------------------------------------------------------------------------------------
         $16,603          $5,745       $(228)          $-           $514            $195
------------------------------------------------------------------------------------------

               SMALL CAP                   SMALL CAP                   TECHNOLOGY
              GROWTH FUND                  VALUE FUND                     FUND
      SEPT. 30,          MARCH 31,   SEPT. 30,     MARCH 31,    SEPT. 30,      MARCH 31,
          2006            2006        2006           2006        2006            2006
-------------------------------------------------------------------------------------------
         $(231)            $(444)     $2,344         $4,358       $(610)       $(1,279)
          (131)           19,952      52,228         42,016       1,349         43,696
        (3,631)           (5,000)    (70,354)        75,132     (10,874)        (6,266)
        (3,993)           14,508     (15,782)       121,506     (10,135)        36,151
-------------------------------------------------------------------------------------------
       (12,035)          (20,580)    (50,227)        46,635     (26,956)       (82,013)
       (12,035)          (20,580)    (50,227)        46,635     (26,956)       (82,013)
-------------------------------------------------------------------------------------------
             -                 -           -         (2,400)          -              -
             -                 -           -        (36,507)          -              -
             -                 -           -        (38,907)          -              -
-------------------------------------------------------------------------------------------
       (16,028)           (6,072)    (66,009)       129,234     (37,091)       (45,862)
        68,010            74,082     611,728        482,494     209,298        255,160
       $51,982           $68,010    $545,719       $611,728    $172,207       $209,298
-------------------------------------------------------------------------------------------
         $(231)               $-      $5,318         $2,974       $(610)            $-
-------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


                             NORTHERN FUNDS SEMIANNUAL REPORT   7   EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

                                                    EMERGING
                                                    MARKETS
                                                  EQUITY FUND
                                                     PERIOD
                                                     ENDED
                                                   SEPT. 30,
                                                    2006 (3)
  Selected per share data                         (UNAUDITED)
  -----------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD              $10.00
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                               0.07
  Net realized and unrealized loss                   (0.70)
   Total from Investment Operations                  (0.63)
  -----------------------------------------------------------
  Net Asset Value, End of Period                     $9.37
  -----------------------------------------------------------
  TOTAL RETURN (1)                                   (6.20)%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period         $186,244
  Ratio to average net assets of: (2)
   Expenses, net of reimbursements                    0.80%
   Expenses, before reimbursements                    0.80%
   Net investment income, net of reimbursements       2.26%
   Net investment income, before reimbursements       2.26%
  Portfolio Turnover Rate                             7.25%
  -----------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  Commenced investment operations on April 25, 2006.

See Notes to the Financial Statements.


EQUITY FUNDS   8   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  ENHANCED LARGE CAP FUND
                                                   SIX MONTHS
                                                     ENDED        PERIOD
                                                   SEPT. 30,      ENDED
                                                      2006      MARCH 31,
  Selected per share data                         (UNAUDITED)    2006 (3)
  -----------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD               $10.22       $10.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.06         0.04
  Net realized and unrealized gains                    0.43         0.22
   Total from Investment Operations                    0.49         0.26
  -----------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                         (0.06)       (0.04)
    Total Distributions Paid                          (0.06)       (0.04)
  -----------------------------------------------------------------------
  Net Asset Value, End of Period                     $10.65       $10.22
  -----------------------------------------------------------------------
  TOTAL RETURN (1)                                     4.83%        2.58%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period           $74,539      $37,543
  Ratio to average net assets of: (2)
   Expenses, net of reimbursements                     0.60%        0.60%
   Expenses, before reimbursements                     1.00%        1.71%
   Net investment income, net of reimbursements        1.46%        1.68%
   Net investment income, before reimbursements        1.06%        0.57%
  Portfolio Turnover Rate                             43.94%       22.05%
  -----------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  Commenced investment operations on December 16, 2005.

See Notes to the Financial Statements.


                             NORTHERN FUNDS SEMIANNUAL REPORT   9   EQUITY FUNDS

EQUITY FUNDS

                                                                       GROWTH EQUITY FUND
                                             SIX MONTHS
                                               ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                                             SEPT. 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                                2006      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                   (UNAUDITED)      2006        2005        2004        2003        2002
  -----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $16.24       $15.64      $15.00      $11.51      $15.66      $15.90
  INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
  Net investment income                          0.04         0.07        0.09        0.01        0.04        0.02
  Net realized and unrealized gains
   (losses)                                      0.14         1.60        0.64        3.49       (4.15)      (0.22)
   Total from Investment Operations              0.18         1.67        0.73        3.50       (4.11)      (0.20)
  -----------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                   (0.06)       (0.06)      (0.09)      (0.01)      (0.04)      (0.02)
   From net realized gains                          -        (1.01)          -           -           -       (0.02)
     Total Distributions Paid                   (0.06)       (1.07)      (0.09)      (0.01)      (0.04)      (0.04)
  -----------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $16.36       $16.24      $15.64      $15.00      $11.51      $15.66
  -----------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                               1.10%       10.72%       4.93%      30.41%     (26.25)%     (1.24)%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $601,370     $734,552    $728,760    $766,233    $562,961    $871,176
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                              1.00%        1.00%       1.00%       1.00%       1.00%       1.00%
   Expenses, before waivers and
     reimbursements                              1.16%        1.24%       1.25%       1.25%       1.27%       1.30%
   Net investment income, net of waivers
     and reimbursements                          0.51%        0.42%       0.60%       0.06%       0.32%       0.13%
   Net investment income (loss), before
     waivers and reimbursements                  0.35%        0.18%       0.35%      (0.19)%      0.05%      (0.17)%
  Portfolio Turnover Rate                       47.70%       60.23%      86.61%     105.57%      50.79%      42.78%
  -----------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


EQUITY FUNDS   10   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                       INCOME EQUITY FUND
                                             SIX MONTHS
                                               ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                                             SEPT. 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                                2006      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                   (UNAUDITED)      2006        2005        2004        2003        2002
  -----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $12.06       $12.11      $12.11      $10.15      $11.41      $11.07
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.18         0.35        0.34        0.36        0.39        0.35
  Net realized and unrealized gains
   (losses)                                      0.44         0.94        0.42        2.00       (1.27)       0.39
   Total from Investment Operations              0.62         1.29        0.76        2.36       (0.88)       0.74
  -----------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                   (0.20)       (0.37)      (0.46)      (0.40)      (0.38)      (0.35)
   From net realized gains                          -        (0.97)      (0.30)          -           -       (0.05)
     Total Distributions Paid                   (0.20)       (1.34)      (0.76)      (0.40)      (0.38)      (0.40)
  -----------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $12.48       $12.06      $12.11      $12.11      $10.15      $11.41
  -----------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                               5.21%       11.06%       6.45%      23.60%      (7.77)%      6.80%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $362,139     $363,336    $343,905    $319,188    $217,944    $189,080
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                              1.00%        1.00%       1.00%       1.00%       1.00%       1.00%
   Expenses, before waivers and
     reimbursements                              1.23%        1.34%       1.30%       1.27%       1.30%       1.33%
   Net investment income, net of waivers
     and reimbursements                          2.98%        2.80%       2.76%       3.20%       3.78%       3.13%
   Net investment income, before waivers
     and reimbursements                          2.75%        2.46%       2.46%       2.93%       3.48%       2.80%
  Portfolio Turnover Rate                       11.92%       74.74%      58.81%      84.84%      48.77%      60.90%
  -----------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   11   EQUITY FUNDS

EQUITY FUNDS

                                                                INTERNATIONAL GROWTH EQUITY FUND
                                              SIX MONTHS
                                                ENDED          YEAR         YEAR         YEAR         YEAR        YEAR
                                              SEPT. 30,        ENDED        ENDED       ENDED        ENDED       ENDED
                                                 2006        MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,    MARCH 31,
  Selected per share data                    (UNAUDITED)       2006         2005         2004         2003        2002
  -----------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD          $12.62          $10.51        $9.35      $5.98       $7.93         $9.05
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                           0.15            0.11         0.09          -        0.05          0.05
  Net realized and unrealized gains
   (losses)                                       0.16            2.09         1.13       3.39       (1.95)        (1.15)
   Total from Investment Operations               0.31            2.20         1.22       3.39       (1.90)        (1.10)
  -----------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income (1)                    -           (0.09)       (0.06)     (0.02)      (0.05)        (0.01)
   From net realized gains                           -               -            -          -           -         (0.01)
    Total Distributions Paid                         -           (0.09)       (0.06)     (0.02)      (0.05)        (0.02)
  -----------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $12.93          $12.62       $10.51      $9.35       $5.98         $7.93
  -----------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (2)                                2.46%          21.00%       13.05%     56.78%     (23.97)%      (12.10)%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period   $1,219,862      $1,414,412   $1,282,892   $586,529    $168,651      $239,135
  Ratio to average net assets of: (3)
   Expenses, net of waivers and
     reimbursements                               1.27%(4)        1.25%        1.25%      1.25%       1.26%(4)      1.26%(4)
   Expenses, before waivers and
     reimbursements                               1.39%           1.49%        1.45%      1.50%       1.56%         1.63%
   Net investment income, net of waivers
     and reimbursements                           2.01%           0.93%        1.15%      0.40%       0.65%         0.42%
   Net investment income, before waivers
     and reimbursements                           1.89%           0.69%        0.95%      0.15%       0.35%         0.05%
  Portfolio Turnover Rate                        35.05%          98.16%       63.85%     73.36%     182.39%       222.75%
  -----------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)  Annualized for periods less than one year.

(4) Expense ratios, net of waivers and reimbursements, for the years would have been 1.25%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

See Notes to the Financial Statements.


EQUITY FUNDS   12   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                      LARGE CAP VALUE FUND
                                             SIX MONTHS
                                               ENDED         YEAR         YEAR         YEAR        YEAR       PERIOD
                                             SEPT. 30,       ENDED        ENDED       ENDED       ENDED       ENDED
                                                2006       MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                   (UNAUDITED)      2006         2005         2004        2003        2002
  -------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD          $13.36        $13.44       $12.66      $8.93      $11.74      $10.97
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                           0.14          0.25         0.16       0.12        0.11        0.04
  Net realized and unrealized gains
   (losses)                                       0.74          0.90         0.76       3.74       (2.81)       0.82
   Total from Investment Operations               0.88          1.15         0.92       3.86       (2.70)       0.86
  -------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                        -         (0.23)       (0.14)     (0.13)      (0.11)      (0.07)
   From net realized gains                           -         (1.00)           -          -           -       (0.02)
     Total Distributions Paid                        -         (1.23)       (0.14)     (0.13)      (0.11)      (0.09)
  -------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $14.24        $13.36       $13.44     $12.66       $8.93      $11.74
  -------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                6.59%         8.96%        7.31%     43.33%     (23.05)%      7.85%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period   $1,180,047    $1,187,515   $1,175,150   $867,370    $428,735    $268,693
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                               1.10%         1.10%        1.10%      1.10%       1.10%       1.10%
   Expenses, before waivers and
     reimbursements                               1.18%         1.29%        1.24%      1.24%       1.27%       1.34%
   Net investment income, net of waivers
     and reimbursements                           1.86%         1.80%        1.39%      1.30%       1.53%       1.26%
   Net investment income, before waivers
     and reimbursements                           1.78%         1.61%        1.25%      1.16%       1.36%       1.02%
  Portfolio Turnover Rate                        21.55%        33.10%       22.30%     15.08%      25.04%      19.22%
  -------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   13   EQUITY FUNDS

EQUITY FUNDS

                                                                      MID CAP GROWTH FUND
                                             SIX MONTHS
                                               ENDED         YEAR        YEAR        YEAR        YEAR          YEAR
                                             SEPT. 30,      ENDED       ENDED       ENDED       ENDED         ENDED
                                                2006      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,
  Selected per share data                   (UNAUDITED)      2006        2005        2004        2003          2002
  -------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $15.06       $12.91      $12.47       $9.07      $11.65        $11.08
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss                           (0.02)       (0.05)      (0.10)      (0.06)      (0.09)        (0.06)
  Net realized and unrealized gains
   (losses)                                     (0.96)        2.20        0.54        3.46       (2.49)         0.63
   Total from Investment Operations             (0.98)        2.15        0.44        3.40       (2.58)         0.57
  -------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $14.08       $15.06      $12.91      $12.47       $9.07        $11.65
  -------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                              (6.51)%      16.65%       3.53%      37.49%     (22.15)%        5.14%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $204,830     $319,933    $311,668    $365,064    $224,930      $330,005
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                              1.00%        1.00%       1.00%       1.00%       1.01%(3)      1.00%
   Expenses, before waivers and
     reimbursements                              1.17%        1.26%       1.26%       1.26%       1.29%         1.32%
   Net investment loss, net of waivers
     and reimbursements                         (0.17)%      (0.26)%     (0.59)%     (0.64)%     (0.71)%       (0.50)%
   Net investment loss, before waivers
     and reimbursements                         (0.34)%      (0.52)%     (0.85)%     (0.90)%     (0.99)%       (0.82)%
  Portfolio Turnover Rate                       59.07%      149.57%     106.13%     228.75%     161.58%       220.46%
  -------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Expense ratio, net of waivers and reimbursements, for the year would have been 1.00%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

See Notes to the Financial Statements.


EQUITY FUNDS   14   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                       SELECT EQUITY FUND
                                             SIX MONTHS
                                               ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                                             SEPT. 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                                2006      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                   (UNAUDITED)      2006        2005        2004        2003        2002
  -----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $20.17       $18.11      $17.86      $14.84      $19.52      $20.08
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                   0.04         0.04        0.07       (0.03)          -       (0.03)
  Net realized and unrealized gains
   (losses)                                     (0.20)        2.05        0.25        3.05       (4.68)      (0.50)
   Total from Investment Operations             (0.16)        2.09        0.32        3.02       (4.68)      (0.53)
  -----------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                       -        (0.03)      (0.07)          -           -           -
   From net realized gains                          -            -           -           -           -       (0.03)
     Total Distributions Paid                       -        (0.03)      (0.07)          -           -       (0.03)
  -----------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $20.01       $20.17      $18.11      $17.86      $14.84      $19.52
  -----------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                              (0.79)%      11.56%       1.76%      20.35%     (24.02)%     (2.57)%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $197,898     $245,468    $307,334    $425,965    $394,283    $428,848
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                              1.00%        1.00%       1.00%       1.00%       1.00%       1.00%
   Expenses, before waivers and
     reimbursements                              1.27%        1.27%       1.42%       1.32%       1.40%       1.54%
   Net investment income (loss), net of
     waivers and reimbursements                  0.30%        0.17%       0.39%      (0.15)%     (0.06)%     (0.17)%
   Net investment income (loss), before
     waivers and reimbursements                  0.03%       (0.10)%     (0.03)%     (0.47)%     (0.46)%     (0.71)%
  Portfolio Turnover Rate                       68.09%      145.09%     206.70%     200.55%     187.80%     151.19%
  -----------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   15   EQUITY FUNDS

EQUITY FUNDS

                                                                      SMALL CAP GROWTH FUND
                                             SIX MONTHS
                                               ENDED         YEAR        YEAR         YEAR        YEAR        YEAR
                                             SEPT. 30,      ENDED       ENDED        ENDED       ENDED       ENDED
                                                2006      MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                   (UNAUDITED)      2006        2005         2004        2003        2002
  ------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD        $12.93       $10.32       $9.79         $6.74       $9.58       $9.34

  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss                          (0.05)       (0.13)      (0.26)        (0.08)      (0.12)      (0.10)
  Net realized and unrealized gains
   (losses)                                    (0.62)        2.74        0.79          3.13       (2.72)       0.34
   Total from Investment Operations            (0.67)        2.61        0.53          3.05       (2.84)       0.24
  ------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period              $12.26       $12.93      $10.32         $9.79       $6.74       $9.58
  ------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                             (5.18)%      25.29%       5.41%        45.25%     (29.65)%      2.57%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $51,982      $68,010     $74,082      $178,801    $121,679    $223,743
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                             1.25%        1.25%       1.26%(3)      1.25%       1.25%       1.25%
   Expenses, before waivers and
     reimbursements                             1.48%        1.52%       1.49%         1.44%       1.48%       1.52%
   Net investment loss, net of waivers
     and reimbursements                        (0.77)%      (0.67)%     (0.88)%       (0.87)%     (0.92)%     (1.00)%
   Net investment loss, before waivers
     and reimbursements                        (1.00)%      (0.94)%     (1.11)%       (1.06)%     (1.15)%     (1.27)%
  Portfolio Turnover Rate                      91.85%      150.83%     145.26%       291.99%     310.96%     379.64%
  ------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Expense ratio, net of waivers and reimbursements, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund's temporary borrowing against a line of credit.

See Notes to the Financial Statements.


EQUITY FUNDS   16   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                      SMALL CAP VALUE FUND
                                             SIX MONTHS
                                               ENDED         YEAR        YEAR         YEAR        YEAR        YEAR
                                             SEPT. 30,      ENDED       ENDED        ENDED       ENDED       ENDED
                                                2006      MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                   (UNAUDITED)      2006        2005         2004        2003        2002
  ------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $17.59       $15.15      $14.23        $9.00      $11.41       $9.63

  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.08         0.13        0.10         0.10        0.12        0.05
  Net realized and unrealized gains
   (losses)                                     (0.42)        3.57        1.76         5.23       (2.49)       2.25
   Total from Investment Operations             (0.34)        3.70        1.86         5.33       (2.37)       2.30
  ------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                       -        (0.08)      (0.14)       (0.10)      (0.04)      (0.01)
   From net realized gains                          -        (1.18)      (0.80)           -           -       (0.51)
     Total Distributions Paid                       -        (1.26)      (0.94)       (0.10)      (0.04)      (0.52)
  ------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $17.25       $17.59      $15.15       $14.23       $9.00      $11.41
  ------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                              (1.93)%      25.55%      13.11%       59.34%     (20.76)%     24.61%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $545,719     $611,728    $482,494     $396,966    $235,801    $287,918
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                              1.00%        1.00%       1.00%        1.00%       1.00%       1.00%
   Expenses, before waivers and
     reimbursements                              1.19%        1.28%       1.28%        1.27%       1.40%       1.57%
   Net investment income, net of waivers
     and reimbursements                          0.81%        0.85%       0.79%        0.91%       1.18%       0.56%
   Net investment income (loss), before
     waivers and reimbursements                  0.62%        0.57%       0.51%        0.64%       0.78%      (0.01)%
  Portfolio Turnover Rate                       20.51%       31.58%      23.07%       50.46%      69.44%      76.63%
  ------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   17   EQUITY FUNDS

EQUITY FUNDS

                                                                        TECHNOLOGY FUND
                                             SIX MONTHS
                                               ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                                             SEPT. 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                                2006      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                   (UNAUDITED)      2006        2005        2004        2003        2002
  -----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $12.22       $10.48      $11.52       $7.39      $11.46      $13.02

  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss                           (0.04)       (0.11)      (0.14)      (0.11)      (0.11)      (0.14)
  Net realized and unrealized gains
   (losses)                                     (0.50)        1.85       (0.90)       4.24       (3.96)      (1.42)
   Total from Investment Operations             (0.54)        1.74       (1.04)       4.13       (4.07)      (1.56)
  -----------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $11.68       $12.22      $10.48      $11.52       $7.39      $11.46
  -----------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                              (4.42)%      16.60%      (9.03)%     55.89%     (35.57)%    (11.90)%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $172,207     $209,298    $255,160    $400,847    $277,679    $533,694
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                              1.25%        1.25%       1.25%       1.25%       1.25%       1.25%
   Expenses, before waivers and
     reimbursements                              1.40%        1.43%       1.48%       1.47%       1.53%       1.54%
   Net investment loss, net of waivers
     and reimbursements                         (0.67)%      (0.54)%     (0.69)%     (0.92)%     (0.90)%     (0.96)%
   Net investment loss, before waivers
     and reimbursements                         (0.82)%      (0.72)%     (0.92)%     (1.14)%     (1.18)%     (1.25)%
  Portfolio Turnover Rate                       44.02%       75.95%      29.78%      60.58%      61.72%      76.15%
  -----------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


EQUITY FUNDS   18   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
EMERGING MARKETS EQUITY FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3%
  ARGENTINA - 0.1%
   BBVA Banco Frances S.A. ADR                               1,200            $9
   Telecom Argentina S.A. ADR *                              6,900            95
  ------------------------------------------------------------------------------
                                                                             104
  ------------------------------------------------------------------------------
  BERMUDA - 0.2%
   Central European Media
     Enterprises Ltd, Class A *                              2,600           177
   Credicorp Ltd.                                            4,800           201
  ------------------------------------------------------------------------------
                                                                             378
  ------------------------------------------------------------------------------
  BRAZIL - 3.8%
   All America Latina Logistica S.A.                        40,000           311
   Banco Nossa Caixa S.A.                                    2,000            40
   Brasil Telecom Participacoes S.A.                     3,759,000            44
   Centrais Eletricas
     Brasileiras S.A.                                   11,250,000           248
   Cia de Concessoes Rodoviarias                            15,000           145
   Cia de Saneamento Basico do
     Estado de Sao Paulo                                 1,462,000           175
   Cia Siderurgica Nacional S.A.                            11,000           314
   Cia Vale do Rio Doce                                     62,927         1,356
   Cosan SA Industria e Comercio *                           6,000            97
   Cyrela Brazil Realty S.A.                                 8,000           136
   Diagnosticos da America S.A. *                            3,000            56
   EDP - Energias do Brasil S.A.                             3,000            38
   Empresa Brasileira de
     Aeronautica S.A.                                       36,000           353
   Gafisa S.A. *                                             4,000            52
   Gerdau S.A.                                               4,000            44
   Lojas Renner S.A.                                         3,000           174
   Natura Cosmeticos S.A.                                    8,000            98
   Perdigao S.A.                                             4,242            43
   Petroleo Brasileiro S.A. -
     Petrobras                                             105,166         2,199
   Souza Cruz S.A.                                           8,000           124
   Submarino S.A.                                            3,000            59
   Tele Norte Leste
     Participacoes S.A.                                      7,000           216
   Tractebel Energia S.A.                                   13,000           105
   Unibanco - Uniao de Bancos
     Brasileiros S.A.                                      101,200           749
  ------------------------------------------------------------------------------
                                                                           7,176
  ------------------------------------------------------------------------------
  CHILE - 1.4%
   Banco de Credito e Inversiones                            1,900            53
   Banco Santander Chile S.A. ADR                            4,600           208
   CAP S.A.                                                  5,600            71
   Centros Comerciales
     Sudamericanos S.A.                                     69,000           179
   Cia Cervecerias Unidas S.A. ADR                           1,500            39
   Cia de Telecomunicaciones de Chile
     S.A. ADR                                                8,700            62

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  CHILE - 1.4% - (CONTINUED)
   Cia Sudamericana de Vapores S.A.                         14,700           $19
   Colbun S.A.                                             344,400            63
   CorpBanca S.A.                                        2,909,800            14
   Cristalerias de Chile S.A.                                  600             6
   Distribucion y Servicio D&S S.A.
     ADR                                                     2,600            45
   Empresa Nacional de Electricidad
     S.A. ADR                                               10,700           324
   Empresa Nacional de
     Telecomunicaciones S.A.                                 6,200            60
   Empresas CMPC S.A.                                        8,100           234
   Empresas COPEC S.A.                                      43,600           439
   Empresas Iansa S.A.                                      46,500             7
   Enersis S.A. ADR                                         23,100           305
   Inversiones Aguas
     Metropolitanas S.A.                                    26,100            29
   Lan Airlines S.A. ADR                                     1,300            50
   Masisa S.A.                                             111,400            19
   SACI Falabella                                           46,600           144
   Sociedad Quimica y Minera de Chile
     S.A. ADR                                                1,300           150
   Vina Concha y Toro S.A.                                  35,900            54
  ------------------------------------------------------------------------------
                                                                           2,574
  ------------------------------------------------------------------------------
  CHINA - 5.1%
   Air China Ltd.                                          204,000            88
   Aluminum Corp. of China Ltd.                            300,000           191
   Angang New Steel Co. Ltd.                                52,000            41
   Anhui Conch Cement Co. Ltd.                              44,000            87
   Bank of China Ltd. *                                  2,132,146           917
   Bank of Communications Co. Ltd.                         525,000           370
   Beijing Capital International
     Airport Co. Ltd.                                      120,000            79
   Byd Co. Ltd. *                                            6,000            17
   China Construction Bank                               2,307,643           998
   China Life Insurance Co. Ltd.                           647,502         1,267
   China Petroleum & Chemical Corp.                      1,568,751           975
   China Shipping Container Lines
     Co. Ltd.                                              126,000            30
   China Shipping Development
     Co. Ltd.                                              112,000           107
   China Southern Airlines Co. Ltd. *                       16,000             5
   China Telecom Corp. Ltd.                              1,252,000           453
   COSCO Holdings                                          167,000            77
   Datang International Power
     Generation Co. Ltd.                                   122,000            92
   Dongfeng Motor Group Co. Ltd. *                         204,000            83
   FU JI Food and Catering Services
     Holdings Ltd.                                           8,000            13
   Guangshen Railway Co. Ltd.                               74,000            31
   Guangzhou R&F Properties
     Co. Ltd. *                                             52,800            75
   Huadian Power International Co.                          54,000            15
   Huaneng Power International, Inc.                       290,000           209

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   19   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  CHINA - 5.1% - (CONTINUED)
   Hunan Non-Ferrous Metal Corp.
     Ltd. *                                                 58,000           $25
   Jiangsu Express                                         130,000            75
   Jiangxi Cooper Co. Ltd.                                 111,000           106
   Maanshan Iron & Steel                                    80,000            28
   PetroChina Co. Ltd.                                   1,759,038         1,892
   PICC Property & Casualty Co.,
     Ltd. *                                                150,000            55
   Ping An Insurance Group Co. of
     China Ltd.                                             91,000           327
   Semiconductor Manufacturing
     International Corp. *                                 869,000           115
   Shanghai Electric Group Co. Ltd.                        236,000            79
   Shanghai Forte Land Co.                                  68,000            24
   Shenzhen Expressway Co. Ltd.                             26,000            15
   Sinopec Shanghai Petrochemical
     Co. Ltd.                                              192,000            96
   Sinopec Yizheng Chemical Fibre
     Co. Ltd. *                                             24,000             5
   Sinotrans Ltd.                                           68,000            23
   Travelsky Technology Ltd.                                 8,000            10
   Tsingtao Brewery Co. Ltd.                                12,000            16
   Weiqiao Textile Co.                                      23,000            31
   Xinao Gas Holdings Ltd.                                  28,000            29
   Yanzhou Coal Mining Co. Ltd.                            142,000            97
   Zhejiang Expressway Co. Ltd.                            145,000            96
   Zijin Mining Group Co. Ltd.                             332,000           165
   ZTE Corp.                                                 7,800            29
  ------------------------------------------------------------------------------
                                                                           9,558
  ------------------------------------------------------------------------------
  CZECH REPUBLIC - 0.7%
   CEZ                                                      22,170           786
   Komercni Banka A/S                                        1,510           224
   Telefonica O2 Czech Republic A/S                         10,140           201
   Unipetrol *                                               4,230            37
   Zentiva N.V.                                              1,860           108
  ------------------------------------------------------------------------------
                                                                           1,356
  ------------------------------------------------------------------------------
  EGYPT - 0.7%
   Alexandria Mineral Oils Co.                                 400             6
   Commercial International Bank                            11,820            95
   Eastern Tobacco                                           1,500            78
   Egyptian Co. for Mobile Services                          2,080            59
   Egyptian Financial Group-Hermes
     Holding *                                              11,940            87
   EL Ezz Aldekhela Steel Alexandria                           100            18
   El Ezz Steel Rebars SAE *                                   600             7
   El Watany Bank of Egypt *                                   720             3
   Orascom Construction Industries                           7,700           337
   Orascom Hotels & Development *                            2,400            15

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  EGYPT - 0.7% - (CONTINUED)
   Orascom Telecom Holding SAE                              10,300          $587
   Sidi Kerir Petrochemcials Co.                             1,100            18
   Telecom Egypt                                            18,300            48
  ------------------------------------------------------------------------------
                                                                           1,358
  ------------------------------------------------------------------------------
  HONG KONG - 3.9%
   Agile Property Holdings Ltd.                            122,000            99
   Beijing Enterprises Holdings Ltd.                        16,000            30
   Brilliance China Automotive
     Holdings Ltd. *                                        84,000            13
   Chaoda Modern Agriculture                               168,000           103
   China Everbright Ltd. *                                  26,000            17
   China Mengniu Dairy Co. Ltd.                             76,000           127
   China Merchants Holdings
     International Co. Ltd.                                 87,300           256
   China Mobile Ltd.                                       458,486         3,240
   China Overseas Land & Investment
     Ltd.                                                  380,000           293
   China Resources Enterprise Ltd.                         116,000           251
   China Resources Land Ltd.                               118,000            80
   China Resources Power Holdings Co.                      112,000           119
   China Travel International Inv HK                       152,000            34
   Citic Pacific Ltd.                                      101,000           311
   CNOOC Ltd.                                            1,412,604         1,175
   Cofco International Ltd.                                 20,000            13
   Cosco Pacific Ltd.                                      110,000           220
   Denway Motors Ltd.                                      454,000           164
   Global Bio-Chem Technology Group
     Co. Ltd.                                               78,000            22
   GOME Electrical Appliances
     Holdings Ltd.                                          40,000            32
   Guangdong Investment Ltd.                               244,000            99
   Guangzhou Investment Co. Ltd.                           202,000            40
   Hopson Development Holdings Ltd.                         96,000           194
   Li Ning Co. Ltd.                                         70,000            80
   Nine Dragons Paper Holdings Ltd. *                      104,000           118
   Shanghai Industrial Holdings Ltd.                        28,000            53
   Shenzhen Investment Ltd.                                 28,000            10
   Sinochem Hong Kong Holding Ltd.                          96,000            35
   TPV Technology Ltd.                                      96,000            91
  ------------------------------------------------------------------------------
                                                                           7,319
  ------------------------------------------------------------------------------
  HUNGARY - 1.1%
   BorsodChem Nyrt.                                          2,353            32
   Gedeon Richter Nyrt.                                      1,240           256
   Magyar Telekom Telecommunications
     PLC *                                                  34,036           137
   MOL Hungarian Oil and Gas Nyrt.                           6,246           570
   OTP Bank Nyrt.                                           30,982           977
  ------------------------------------------------------------------------------
                                                                           1,972
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


EQUITY FUNDS   20   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  INDIA - 6.6%
   Dr. Reddy's Laboratories Ltd. ADR                        26,800          $424
   HDFC Bank Ltd. ADR                                       19,610         1,197
   ICICI Bank Ltd. ADR                                      87,024         2,673
   Infosys Technologies Ltd. ADR                           104,054         4,966
   Mahanagar Telephone Nigam ADR                            26,800           178
   Satyam Computer Services Ltd. ADR                        29,790         1,153
   Tata Motors Ltd. ADR                                     54,170         1,006
   Wipro Ltd. ADR                                           50,200           665
  ------------------------------------------------------------------------------
                                                                          12,262
  ------------------------------------------------------------------------------
  INDONESIA - 1.4%
   Aneka Tambang TbK PT                                     30,500            18
   Astra Agro Lestari Tbk PT                                12,500            12
   Astra International Tbk PT                              184,000           248
   Bank Central Asia Tbk PT                                542,000           284
   Bank Danamon Indonesia Tbk PT                           102,500            59
   Bank Internasional Indonesia
     Tbk PT                                                667,500            14
   Bank Mandiri Persero Tbk PT                             591,500           149
   Bank Pan Indonesia Tbk PT *                              95,000             5
   Bank Rakyat Indonesia                                   501,500           266
   Berlian Laju Tanker Tbk PT                              103,500            24
   Bumi Resources Tbk PT                                 1,152,000            92
   Energi Mega Persada Tbk PT *                             64,000             4
   Gudang Garam Tbk PT                                      31,500            35
   Indocement Tunggal Prakarsa Tbk PT                       35,500            19
   Indofood Sukses Makmur Tbk PT                           256,500            35
   Indosat Tbk PT                                          172,500            96
   International Nickel Indonesia
     Tbk PT                                                  9,000            23
   Kalbe Farma Tbk PT *                                    218,000            31
   Perusahaan Gas Negara PT                                162,500           212
   Semen Gresik Persero Tbk PT                               5,500            16
   Telekomunikasi Indonesia Tbk PT                         944,821           866
   Unilever Indonesia Tbk PT                               114,000            57
   United Tractors Tbk PT                                   83,500            55
  ------------------------------------------------------------------------------
                                                                           2,620
  ------------------------------------------------------------------------------
  ISRAEL - 2.5%
   Africa Israel Investments Ltd.                            1,400            87
   Alvarion Ltd. *                                           2,100            13
   AudioCodes Ltd. *                                         1,200            11
   Bank Hapoalim BM                                         82,390           389
   Bank Leumi Le-Israel BM                                  78,080           306
   Bezeq Israeli Telecommunication
     Corp. Ltd.                                             69,780            87
   Check Point Software
     Technologies *                                         17,200           328

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  ISRAEL - 2.5% - (CONTINUED)
   Clal Industries and Investments                           1,900           $10
   Clal Insurance                                              700            14
   Discount Investment Corp.                                   800            19
   ECI Telecom Ltd. *                                        2,000            17
   Elbit Systems Ltd.                                        1,200            36
   Given Imaging Ltd. *                                        300             6
   Harel Insurance Investments Ltd.                            120             5
   IDB Development Corp. Ltd.                                2,010            57
   Israel (The) Corp. Ltd                                      290           120
   Israel Chemicals Ltd.                                    47,480           232
   Israel Discount Bank Ltd. *                              26,000            49
   Koor Industries Ltd. *                                      520            28
   Lipman                                                    1,000            28
   M-Systems Flash Disk Pioneers *                           3,200           129
   Makhteshim-Agan Industries Ltd.                          32,170           159
   Migdal Insurance Holdings Ltd.                            8,800            11
   Mizrahi Tefahot Bank Ltd.                                 6,920            42
   Nice Systems Ltd. *                                       5,120           144
   Orbotech Ltd. *                                           2,500            59
   Partner Communications                                    3,720            37
   Retalix Ltd. *                                              600            11
   Super-Sol Ltd. *                                          1,080             3
   Syneron Medical Ltd. *                                      500            12
   Teva Pharmaceutical Industries
     Ltd.                                                   64,880         2,168
  ------------------------------------------------------------------------------
                                                                           4,617
  ------------------------------------------------------------------------------
  LUXEMBOURG - 0.4%
   Tenaris S.A. ADR                                         20,904           740
  ------------------------------------------------------------------------------
  MALAYSIA - 2.3%
   AirAsia Bhd. *                                           28,000            12
   AMMB Holdings Bhd.                                      154,100           104
   Astro All Asia Networks PLC                              38,300            52
   Berjaya Sports Toto Bhd.                                 73,600            93
   British American Tobacco Malaysia
     Bhd.                                                   10,200           118
   Bumiputra - Commerce Holdings Bhd.                      201,100           363
   Bursa Malaysia Bhd.                                      15,000            23
   Gamuda Bhd.                                              31,400            34
   Genting Bhd.                                             29,800           195
   Golden Hope Plantations Bhd.                             21,400            27
   Hong Leong Bank Bhd.                                     26,600            39
   Hong Leong Financial Group Bhd.                           4,000             5
   IJM Corp. Bhd.                                           19,000            32
   IOI Corp. Bhd.                                           61,400           270

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   21   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  MALAYSIA - 2.3% - (CONTINUED)
   Kuala Lumpur Kepong Bhd.                                 19,100           $56
   Magnum Corp. Bhd.                                        36,000            21
   Malakoff Bhd.                                            43,700           116
   Malayan Banking Bhd.                                    168,700           512
   Malaysia International Shipping
     Corp. Bhd. (MISC)                                     162,600           379
   Maxis Communications Bhd.                                87,900           212
   MMC Corp. Bhd.                                            4,200             3
   OYL Industries Bhd.                                      68,700           104
   Petronas Dagangan Bhd.                                    3,600             4
   Petronas Gas Bhd.                                        39,900            95
   PLUS Expressways Bhd.                                   148,000           112
   POS Malaysia & Services Holdings
     Bhd.                                                   11,000            15
   PPB Group Bhd.                                           27,000            32
   Proton Holdings Bhd.                                      9,000            12
   Public Bank Bhd.                                         94,000           171
   Resorts World Bhd.                                       55,500           167
   RHB Capital Bhd.                                         28,000            22
   Shell Refining Co. Federation of
     Malaya Bhd.                                             6,000            17
   Sime Darby Bhd.                                         139,200           227
   SP Setia Bhd.                                            32,400            33
   Star Publications Malaysia Bhd.                          18,000            16
   Tanjong PLC                                              14,600            50
   Telekom Malaysia Bhd.                                    77,100           191
   Tenaga Nasional Bhd.                                     94,400           248
   Transmile Group Bhd.                                      6,000            19
   UMW Holdings Bhd.                                         8,000            16
   YTL Corp. Bhd.                                           63,400            91
  ------------------------------------------------------------------------------
                                                                           4,308
  ------------------------------------------------------------------------------
  MEXICO - 6.2%
   Alfa S.A. de C.V., Class A                               33,000           180
   America Movil S.A. de C.V.,
     Series L                                            1,693,417         3,342
   Carso Infraestructura y
     Construccion S.A. de C.V. *                            29,000            21
   Cemex S.A. de C.V., CPO *                               596,546         1,800
   Coca-Cola Femsa S.A. de C.V.,
     Series L                                               18,000            56
   Consorcio ARA S.A. de C.V.                               11,000            54
   Controladora Comercial Mexicana
     S.A. de C.V., UBC                                      20,000            40
   Corp. GEO S.A. de C.V., Series B *                       43,000           181
   Desarrolladora Homex S.A. de
     C.V. *                                                 16,000           100
   Empresas ICA Sociedad Controladora
     S.A. de C.V. *                                         26,000            94

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  MEXICO - 6.2% - (CONTINUED)
   Fomento Economico Mexicano S.A.
   de C.V., UBD                                             75,000          $728
   Grupo Aeroportuario del Pacifico
     S.A. de C.V., Class B                                  34,000           116
   Grupo Aeroportuario del Sureste
     S.A. de C.V., Class B                                  16,000            60
   Grupo Bimbo S.A. de C.V., Series A                       30,000           105
   Grupo Carso S.A. de C.V.,
     Series A1                                              57,000           166
   Grupo Financiero Banorte S.A.
     de C.V.                                               118,000           369
   Grupo Mexico SAB de C.V., Series B                       96,000           301
   Grupo Modelo S.A., Series C                              52,000           226
   Grupo Televisa S.A., Series CPO                         244,612         1,043
   Industrias Penoles S.A. de C.V.                           7,000            54
   Kimberly-Clark de Mexico S.A. de
     C.V., Class A                                          47,000           189
   Telefonos de Mexico S.A. de C.V.,
     Series L                                              887,388         1,138
   TV Azteca S.A. de C.V., CPO                              80,000            52
   Urbi Desarrollos Urbanos S.A.
     de C.V *                                               40,000           113
   Wal-Mart de Mexico S.A. de C.V.,
     Series V                                              280,971           956
  ------------------------------------------------------------------------------
                                                                          11,484
  ------------------------------------------------------------------------------
  PHILIPPINES - 0.4%
   Ayala Corp.                                               7,780            74
   Ayala Land, Inc.                                        600,900           171
   Bank of the Philippine Islands                           73,540            86
   Equitable PCI Bank *                                     11,200            17
   Globe Telecom, Inc.                                       1,270            27
   Metropolitan Bank & Trust                                16,000            13
   Philippine Long Distance
     Telephone Co.                                           5,110           231
   San Miguel Corp., Class B                                11,600            17
   SM Investments Corp.                                      6,380            32
   SM Prime Holdings                                       227,000            38
  ------------------------------------------------------------------------------
                                                                             706
  ------------------------------------------------------------------------------
  POLAND - 1.6%
   Agora S.A.                                                1,786            17
   Bank BPH                                                    812           209
   Bank Pekao S.A.                                           9,342           582
   Bank Zachodni WBK S.A.                                    1,596            98
   BRE Bank S.A. *                                             465            36
   Budimex S.A. *                                              228             6
   Globe Trade Centre S.A. *                                11,838           113
   Grupa Kety S.A.                                             426            25
   KGHM Polska Miedz S.A.                                   10,071           324
   Mondi Packaging Paper Swiecie S.A.                          410            11
   Orbis S.A.                                                  978            14

See Notes to the Financial Statements.


EQUITY FUNDS   22   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  POLAND - 1.6% - (CONTINUED)
   Polish Oil & Gas Co.                                     83,300           $84
   Polski Koncern Naftowy Orlen                             28,897           452
   Powszechna Kasa Oszczednosci Bank
     Polski S.A.                                            49,780           580
   Prokom Software S.A.                                        453            19
   Telekomunikacja Polska S.A.                              60,752           386
   TVN S.A. *                                                2,268            76
  ------------------------------------------------------------------------------
                                                                           3,032
  ------------------------------------------------------------------------------
  RUSSIA - 9.5%
   LUKOIL ADR (London Exchange)                             20,420         1,542
   LUKOIL ADR (OTC Exchange)                                22,800         1,727
   Mechel OAO                                                2,042            41
   MMC Norilsk Nickel ADR                                    6,895           876
   Mobile Telesystems ADR                                   19,564           739
   NovaTek OAO GDR (Registered)                              6,700           333
   Novolipet Steel GDR (Registered)                          9,200           179
   Novolipetsk Steel GDR (Registered)                        2,100            41
   OAO Gazprom ADR (London Exchange)                       194,230         8,410
   OAO Gazprom ADR (OTC Exchange)                           10,500           459
   Rostelecom ADR                                            4,500           135
   Surgutneftegaz ADR                                       13,700           884
   Surgutneftegaz ADR (Preferred)                            6,200           539
   Tatneft ADR                                               5,700           513
   Unified Energy System                                     1,300            95
   Unified Energy System ADR                                 7,300           538
   Uralsvyazinform ADR *                                     2,200            18
   Vimpel-Communications ADR *                               9,187           557
   Wimm-Bill-Dann Foods OJSC                                 1,297            58
  ------------------------------------------------------------------------------
                                                                          17,684
  ------------------------------------------------------------------------------
  SOUTH AFRICA - 7.7%
   African Bank Investments Ltd.                            44,595           127
   Alexander Forbes Ltd. *                                  19,447            40
   Allan Gray Property Trust                               107,241            71
   Anglo Platinum Corp. Ltd.                                 5,800           586
   Anglogold Ashanti Ltd.                                   13,554           507
   Aspen Pharmacare Holdings Ltd. *                         17,045            76
   Aveng Ltd.                                               31,609           112
   AVI Ltd.                                                 18,406            38
   Barloworld Ltd.                                          21,038           350
   Bidvest Group Ltd.                                       23,668           343
   Consol Ltd.                                              18,880            38
   Edgars Consolidated Stores Ltd.                          50,864           196
   Ellerine Holdings Ltd.                                    7,926            66

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  SOUTH AFRICA - 7.7% - (CONTINUED)
   FirstRand Ltd.                                          294,014          $668
   Foschini Ltd.                                            21,855           129
   Gold Fields Ltd.                                         46,306           817
   Grindrod Ltd.                                            19,796            36
   Harmony Gold Mining Co. Ltd. *                           30,666           396
   Impala Platinum Holdings Ltd.                             5,954           982
   Imperial Holdings Ltd. *                                 25,995           431
   Investec Ltd.                                            16,805           157
   JD Group Ltd.                                            13,651           114
   Kumba Resources Ltd.                                      5,055            86
   Lewis Group Ltd.                                          5,446            33
   Liberty Group Ltd.                                        8,913            84
   Massmart Holdings Ltd.                                   18,986           139
   Metropolitan Holdings Ltd.                               46,375            73
   Mittal Steel South Africa Ltd.                           18,948           191
   MTN Group Ltd.                                          124,446         1,006
   Murray & Roberts Holdings Ltd.                           24,316           100
   Nampak Ltd.                                              38,333            90
   Naspers Ltd.                                             28,521           438
   Nedbank Group Ltd.                                       17,849           262
   Network Healthcare Holdings Ltd. *                      116,875           186
   Pick'n Pay Stores Ltd.                                   18,098            67
   Pretoria Portland Cement Co. Ltd.                           780            35
   Reunert Ltd.                                             15,936           139
   Sanlam Ltd.                                             203,874           447
   Sappi Ltd.                                               18,272           235
   Sasol Ltd.                                               53,784         1,767
   Shoprite Holdings Ltd.                                   41,241           129
   Spar Group (The) Ltd.                                    10,505            49
   Standard Bank Group Ltd.                                113,866         1,137
   Steinhoff International Holdings
     Ltd.                                                   99,361           320
   Super Group Ltd. *                                       11,693            18
   Telkom S.A. Ltd.                                         26,904           464
   Tiger Brands Ltd.                                        14,943           271
   Tongaat-Hulett Group (The) Ltd.                           3,076            35
   Truworths International Ltd.                             44,040           132
   Woolworths Holdings Ltd.                                 82,629           145
  ------------------------------------------------------------------------------
                                                                          14,358
  ------------------------------------------------------------------------------
  SOUTH KOREA - 16.8%
   Amorepacific Corp. *                                        309           144
   Asiana Airlines *                                         4,500            33
   Cheil Communications, Inc.                                  396            89

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   23   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  SOUTH KOREA - 16.8% - (CONTINUED)
   Cheil Industries, Inc.                                    3,630          $157
   CJ Corp.                                                  1,827           202
   Daeduck Electronics Co.                                     650             6
   Daegu Bank                                               12,690           213
   Daelim Industrial Co.                                     2,430           166
   Daewoo Engineering & Construction
     Co. Ltd.                                               14,150           269
   Daewoo International Corp.                                4,440           168
   Daewoo Securities Co. Ltd.                                9,730           169
   Daewoo Shipbuilding & Marine
     Engineering Co. Ltd.                                    8,500           275
   Daishin Securities Co. Ltd.                               2,360            51
   Daum Communications Corp. *                                 467            24
   Dongbu Insurance Co. Ltd.                                 2,060            49
   Dongkuk Steel Mill Co. Ltd.                               4,600            87
   Doosan Infracore Co. Ltd.                                 4,990            99
   GS Engineering & Construction
     Corp.                                                   3,340           234
   Hana Financial Group, Inc.                               10,220           468
   Hanjin Heavy Industries &
     Construction Co. Ltd.                                   3,240            89
   Hanjin Shipping Co. Ltd.                                  4,400           110
   Hankook Tire Co. Ltd.                                     7,980           105
   Hanmi Pharm Co. Ltd.                                        310            32
   Hanwha Chem Corp.                                         2,370            25
   Hite Brewery Co. Ltd.                                       794            98
   Honam Petrochemical Corp.                                 1,620           101
   Hyosung Corp. *                                           2,420            53
   Hyundai Autonet Co. Ltd. *                                9,210            98
   Hyundai Department Store Co. Ltd.                         1,070            77
   Hyundai Development Co.                                   5,700           254
   Hyundai Engineering & Construction
     Co. Ltd. *                                              3,960           213
   Hyundai Heavy Industries                                  4,052           561
   Hyundai Marine & Fire Insurance
     Co. Ltd.                                                7,210            95
   Hyundai Mipo Dockyard                                     1,070           133
   Hyundai Mobis                                             5,792           596
   Hyundai Motor Co. Ltd.                                   14,672         1,256
   Hyundai Securities Co.                                   10,620           135
   Kangwon Land, Inc.                                        9,490           201
   KCC Corp.                                                   400           115
   KIA Motors Corp.                                         17,550           285
   Kookmin Bank                                             31,075         2,450
   Korea Electric Power Corp.                               27,066         1,054
   Korea Exchange Bank *                                     6,760            86
   Korea Investment Holdings Co. Ltd.                        3,000           130
   Korea Zinc Co. Ltd.                                       1,200           108

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  SOUTH KOREA - 16.8% - (CONTINUED)
   Korean Air Lines Co. Ltd.                                 2,920          $107
   Korean Reinsurance Co.                                    8,150           101
   KT Corp.                                                 12,350           532
   KT Freetel Co. Ltd.                                       9,080           278
   KT&G Corp.                                               10,528           640
   LG Chem Ltd.                                              4,160           165
   LG Electronics, Inc.                                     10,234           660
   LG Household & Health Care Ltd.                           1,224            96
   LG International Corp.                                    4,110            99
   LG Petrochemical Co. Ltd.                                 1,470            32
   LG.Philips LCD Co. Ltd. *                                 7,900           262
   Lotte Chilsung Beverage Co. Ltd.                             70            95
   Lotte Confectionery Co. Ltd.                                 80            98
   Lotte Shopping Co. Ltd.                                   1,004           355
   LS Cable Ltd.                                             1,450            54
   Mirae Asset Securities Co. Ltd.                           1,494           101
   NCSoft Corp. *                                            1,220            75
   NHN Corp. *                                               3,264           342
   Nong Shim Co. Ltd.                                          328            94
   Orion Corp.                                                 230            53
   Pacific Corp.                                               140            19
   Poongsan Corp.                                            2,170            46
   POSCO                                                     6,869         1,778
   Pusan Bank                                               11,670           144
   S-Oil Corp.                                               4,160           278
   S1 Corp. of Korea                                         1,120            44
   Samsung Corp.                                            11,620           368
   Samsung Electro-Mechanics Co.
     Ltd. *                                                  5,610           231
   Samsung Electronics Co. Ltd.                             10,678         7,493
   Samsung Engineering Co. Ltd.                              3,330           159
   Samsung Fine Chemicals Co. Ltd.                             650            19
   Samsung Fire & Marine Insurance
     Co. Ltd.                                                3,268           502
   Samsung Heavy Industries Co. Ltd.                        15,710           383
   Samsung SDI Co. Ltd.                                      3,060           252
   Samsung Securities Co. Ltd.                               4,744           270
   Samsung Techwin Co. Ltd.                                  4,280           175
   Shinhan Financial Group Co. Ltd.                         20,160           909
   Shinsegae Co. Ltd.                                        1,325           686
   SK Corp.                                                  9,647           641
   SK Telecom Co. Ltd.                                       3,785           806
   Tong Yang Investment Bank *                               5,840            70
   Woongjin Coway Co. Ltd.                                   3,900            95

See Notes to the Financial Statements.


EQUITY FUNDS   24   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  SOUTH KOREA - 16.8% - (CONTINUED)
   Woori Investment & Securities Co.
     Ltd.                                                    9,990          $213
   Yuhan Corp.                                                 578            90
  ------------------------------------------------------------------------------
                                                                          31,273
  ------------------------------------------------------------------------------
  TAIWAN - 12.8%
   Accton Technology Corp. *                                 9,000             5
   Acer, Inc.                                              192,280           326
   Advanced Semiconductor
     Engineering, Inc. *                                   312,000           290
   Advantech Co Ltd.                                        14,219            41
   Asia Cement Corp.                                       140,520           102
   Asia Optical Co., Inc.                                   18,450            86
   Asustek Computer, Inc.                                  218,900           514
   AU Optronics Corp.                                      567,179           803
   Benq Corp. *                                            167,000            98
   Catcher Technology Co. Ltd.                              26,161           224
   Cathay Financial Holding Co. Ltd.                       520,720         1,043
   Cathay Real Estate Development Co.
     Ltd. *                                                 60,000            38
   Chang Hwa Commercial Bank *                             363,000           219
   Cheng Shin Rubber Industry Co.
     Ltd.                                                   26,750            26
   Cheng Uei Precision Industry Co.
     Ltd.                                                   14,159            51
   Chi Mei Optoelectronics Corp.                           317,048           351
   China Airlines *                                        107,034            47
   China Development Financial
     Holding Corp.                                         744,690           309
   China Motor Corp.                                        26,390            23
   China Steel Corp.                                       722,668           622
   Chinatrust Financial Holding Co.                        539,480           403
   Chunghwa Picture Tubes Ltd. *                           462,000            95
   Chunghwa Telecom Co. Ltd.                                18,200           315
   CMC Magnetics Corp. *                                   195,000            57
   Compal Communications, Inc.                               9,900            44
   Compal Electronics, Inc.                                281,757           249
   Compeq Manufacturing Co. *                               32,000            14
   D-Link Corp.                                             33,600            36
   Delta Electronics, Inc.                                 122,900           353
   E.Sun Financial Holding Co. Ltd.                        287,200           172
   Eternal Chemical Co. Ltd.                                25,300            38
   Eva Airways Corp.                                       116,000            46
   Evergreen Marine Corp. Tawain Ltd.                       79,180            45
   Far Eastern Textile Co. Ltd.                            187,620           139
   First Financial Holding Co. Ltd.                        410,250           279
   Formosa Chemicals & Fibre Co.                           251,520           372
   Formosa Petrochemical Corp.                             163,000           315
   Formosa Plastics Corp.                                  355,390           507

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  TAIWAN - 12.8% - (CONTINUED)
   Formosa Taffeta Co. Ltd.                                 27,540           $14
   Foxconn Technology Co. Ltd.                              29,900           269
   Fu Sheng Industrial Co. Ltd.                             40,560            38
   Fubon Financial Holding Co. Ltd.                        381,000           316
   Fuhwa Financial Holdings Co.
     Ltd. *                                                115,000            50
   Giant Manufacturing Co. Ltd.                              4,000             6
   Gigabyte Technology Co. Ltd.                             19,000            15
   HannStar Display Corp. *                                283,000            43
   High Tech Computer Corp.                                 28,400           752
   HON HAI Precision Industry Co.
     Ltd.                                                  363,693         2,214
   Hua Nan Financial Holdings Co.
     Ltd.                                                  329,000           216
   Inventec Appliances Corp.                                10,100            31
   Inventec Co. Ltd.                                       141,080            92
   Kinpo Electronics                                        37,740            13
   Largan Precision Co. Ltd.                                10,500           215
   Lite-On Technology Corp.                                202,993           251
   Macronix International *                                163,000            50
   MediaTek, Inc.                                           72,200           685
   Mega Financial Holding Co. Ltd.                         744,000           527
   Micro-Star International Co. Ltd.                        23,310            12
   Mitac International                                     103,743           109
   Nan Ya Plastics Corp.                                   467,800           654
   Nan Ya Printed Circuit Board Corp.                       19,000           131
   Novatek Microelectronics Corp.
     Ltd.                                                   41,527           196
   Optimax Technology Corp. *                               14,000             9
   Oriental Union Chemical Corp.                             8,000             5
   Phoenix Precision Technology Corp.                       57,761            77
   Phoenixtec Power Co. Ltd.                                12,000            13
   Polaris Securities Co. Ltd. *                            63,055            28
   POU Chen Corp.                                          139,646           114
   Premier Image Technology Corp.                           51,810            91
   President Chain Store Corp.                              42,000            90
   Quanta Computer, Inc.                                   137,684           197
   Realtek Semiconductor Corp.                              43,450            53
   Ritek Corp. *                                           108,000            26
   Shin Kong Financial Holding Co.
     Ltd.                                                  244,828           225
   Siliconware Precision Industries
     Co.                                                   201,752           241
   Sinopac Financial Holdings Co.
     Ltd.                                                  501,000           239
   Synnex Technology International
     Corp.                                                  37,900            34
   Taishin Financial Holdings Co.
     Ltd. *                                                436,000           221
   Taiwan Cement Corp.                                     261,014           196
   Taiwan Fertilizer Co Ltd.                                57,000            93

See Notes to the Financial Statements.


                          NORTHERN FUNDS SEMIANNUAL REPORT    25    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
EMERGING MARKETS EQUITY FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  TAIWAN - 12.8% - (CONTINUED)
   Taiwan Glass Industrial Corp.                            28,080           $20
   Taiwan Mobile Co. Ltd.                                  841,343           806
   Taiwan Secom Co. Ltd.                                    10,100            17
   Taiwan Semiconductor Manufacturing
     Co. Ltd.                                            1,877,797         3,387
   Tatung Co. Ltd. *                                       280,000            99
   Teco Electric and Machinery Co.
     Ltd.                                                   79,000            28
   U-Ming Marine Transport Corp.                            42,000            46
   Uni-President Enterprises Corp.                         251,000           221
   United Microelectronics Corp.                         1,603,489           899
   Via Technologies, Inc. *                                 55,000            42
   Walsin Lihwa Corp. *                                    206,000            92
   Wan Hai Lines Ltd.                                       79,200            44
   Waterland Financial Holdings                             63,000            19
   Winbond Electronics Corp. *                             280,000            84
   Wintek Corp.                                             49,508            45
   Ya Hsin Industrial Co. Ltd.                              53,548            41
   Yageo Corp. *                                           239,000            84
   Yang Ming Marine Transport                               70,000            36
   Yieh Phui Enterprise                                     29,960            11
   Yuanta Core Pacific Securities Co.                      246,000           164
   Yuen Foong Yu Paper Manufacturing
     Co. Ltd.                                               47,748            17
   Yulon Motor Co. Ltd.                                     47,705            48
   Zyxel Communications Corp.                               18,080            24
  ------------------------------------------------------------------------------
                                                                          23,822
  ------------------------------------------------------------------------------
  THAILAND - 1.4%
   Advanced Info Service PCL                               117,600           282
   Airports of Thailand PCL                                 33,400            52
   Bangkok Bank PCL                                         26,000            74
   Bangkok Bank PCL (Registered)                            83,300           244
   Banpu PCL                                                 7,300            28
   BEC World PCL                                            31,900            14
   Central Pattana PCL                                      22,100            11
   Charoen Pokphand Foods PCL                              117,500            15
   CP Seven Eleven PCL                                     168,100            27
   Electricity Generating PCL                                6,500            14
   Glow Energy PCL                                          18,600            14
   Hana Microelectronics PCL                                17,800            13
   Kasikornbank PCL                                         31,600            56
   Kasikornbank PCL (Registered)                           110,200           202
   Krung Thai Bank Public Co. Ltd.                         612,700           188
   Land and Houses PCL                                      68,600            13
   Land and Houses PCL (Registered)                        175,200            35

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  THAILAND - 1.4% - (CONTINUED)
   PTT Chemical PCL                                         24,400           $49
   PTT Exploration & Production PCL                         97,900           276
   PTT PCL NVDR                                             10,700            62
   PTT PCL (Registered)                                     62,000           356
   Ratchaburi Electricity Generating
     Holding PCL                                            11,500            11
   Rayong Refinery PCL *                                    84,200            43
   Siam Cement PCL                                          13,700            87
   Siam Cement PCL (Registered)                             27,500           187
   Siam City Cement PCL                                      2,100            13
   Siam Commercial Bank PCL                                132,500           219
   Thai Airways International PCL                           41,400            51
   True Corp. PCL *                                         76,300            18
  ------------------------------------------------------------------------------
                                                                           2,654
  ------------------------------------------------------------------------------
  TURKEY - 1.4%
   Akbank TAS                                               96,556           494
   Aksigorta A.S.                                            5,061            19
   Anadolu Efes Biracilik Ve Malt
     Sanayii A.S.                                            8,025           199
   Arcelik                                                   5,815            36
   Dogan Sirketler Grubu Holdings                           20,957            81
   Dogan Yayin Holding *                                    17,657            55
   Eregli Demir ve Celik Fabrikalari
     TAS                                                    16,187            72
   Ford Otomotiv Sanayi A.S.                                 3,269            21
   Haci Omer Sabanci Holding A.S.                           41,961           148
   Hurriyet Gazetecilik A.S.                                11,350            28
   Is Gayrimenkul Yatirim Ortakligi
     A.S.                                                   13,537            24
   KOC Holding A.S. *                                       20,783            67
   Migros Turk TAS *                                         6,797            68
   Petkim Petrokimya Holding *                               1,459             5
   Tofas Turk Otomobil Fabrikasi A.S.                        2,711             7
   Trakya Cam Sanayi A.S.                                    2,050             5
   Tupras Turkiye Petrol Rafine                              9,574           147
   Turk Sise ve Cam Fabrikalari
     A.S. *                                                  9,106            29
   Turkcell Iletisim Hizmet A.S.                            44,126           224
   Turkiye Garanti Bankasi A.S.                             84,280           249
   Turkiye Is Bankasi                                       86,681           460
   Turkiye Vakiflar Bankasi Tao                             37,039           164
   Yapi ve Kredi Bankasi *                                  59,711           103
  ------------------------------------------------------------------------------
                                                                           2,705
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


EQUITY FUNDS   26   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER          VALUE
                                                         OF SHARES       (000S)
  COMMON STOCKS - 88.3% - CONTINUED
  UNITED STATES - 0.3%

   Lenovo Group Ltd.                                       284,000          $111
   Southern Copper Corp.                                     4,000           370
  ------------------------------------------------------------------------------
                                                                             481
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $172,933)                                                        164,541
  PREFERRED STOCKS - 7.0%
  BRAZIL - 6.3%
   Aracruz Celulose S.A., Class B                           43,000           213
   Banco Bradesco S.A.                                      43,513         1,441
   Banco Itau Holding Financeira S.A.                       48,182         1,443
   Brasil Telecom Participacoes S.A.                    17,974,000           107
   Braskem S.A., Class A                                    16,000           100
   Centrais Eletricas Brasileiras S.A.,
     Class B                                             9,180,000           190
   Cia Brasileira de Distribuicao
     Grupo Pao de Acucar                                 2,973,000            77
   Cia de Bebidas das Americas                           1,895,652           859
   Cia de Gas de Sao Paulo                                  78,000            11
   Cia de Tecidos do Norte de Minas -
     Coteminas                                             118,000            10
   Cia Energetica de Minas Gerais                        8,362,000           328
   Cia Paranaense de Energia, Class B                   10,030,000           113
   Cia Vale do Rio Doce, Class A                            89,167         1,653
   Duratex S.A.                                              7,000            80
   Eletropaulo Metropolitana de Sao
     Paulo S.A. *                                          235,000             9
   Embratel Participacoes S.A.                          29,418,000            93
   Gerdau S.A.                                              28,000           376
   Gol Linhas Aereas Inteligentes S.A.                       5,000           172
   Klabin S.A.                                              61,000           130
   Lojas Americanas S.A.                                 3,172,000           129
   Petroleo Brasileiro S.A. -
     Petrobras                                             145,533         2,713
   Sadia S.A.                                               28,000            76
   Tam S.A.                                                  7,000           221
   Tele Norte Leste Participacoes S.A.                      25,000           341
   Telemig Celular Participacoes S.A.                    8,767,000            16
   Tim Participacoes S.A.                               45,236,000           125
   Usinas Siderurgicas de Minas
     Gerais S.A., Class A                                   11,000           329
   Vivo Participacoes S.A. *                                36,000           111
   Votorantim Celulose e Papel S.A.                          7,000           119
   Weg S.A.                                                 15,000            68
  ------------------------------------------------------------------------------
                                                                          11,653
  ------------------------------------------------------------------------------

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  PREFERRED STOCKS - 7.0% - CONTINUED
  CHILE - 0.0%
   Embotelladora Andina S.A.                                 4,900           $11
   Embotelladora Andina S.A., Class B                        6,700            16
  ------------------------------------------------------------------------------
                                                                              27
  ------------------------------------------------------------------------------
  SOUTH KOREA - 0.7%

   Hyundai Motor Co.                                         3,600           188
   LG Electronics, Inc.                                      1,000            38
   Samsung Electronics Co. Ltd.                              2,021         1,062
  ------------------------------------------------------------------------------
                                                                           1,288
  ------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS
  ------------------------------------------------------------------------------
  (COST $14,398)                                                          12,968

  INVESTMENT COMPANY - 1.4%
   iShares MSCI Emerging Markets
     Index Fund                                             26,500         2,564
  ------------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANY
  ------------------------------------------------------------------------------
  (COST $2,441)                                                            2,564

  WARRANTS - 0.0%
   China Overseas Land & Investment
     Ltd., Exp. 7/18/07, Strike
     $4.50 *                                                27,750             6
  ------------------------------------------------------------------------------
  TOTAL WARRANTS
  ------------------------------------------------------------------------------
  (COST $-)                                                                    6

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                          (000S)         (000S)
  SHORT-TERM INVESTMENTS - 3.8%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                         $7,116         7,116
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $7,116)                                                            7,116
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.5%
  ------------------------------------------------------------------------------
  (COST $196,888)                                                        187,195
   Liabilities less Other Assets - (0.5)%                                   (951)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $186,244

*    Non-Income Producing Security

See Notes to the Financial Statements.


                          NORTHERN FUNDS SEMIANNUAL REPORT    27    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
EMERGING MARKETS EQUITY FUND (continued)

At September 30, 2006, the Emerging Markets Equity Fund had open futures contracts as follows:

                                NOTIONAL                         UNREALIZED
                   NUMBER OF     AMOUNT    CONTRACT   CONTRACT   GAIN (LOSS)
       TYPE        CONTRACTS     (000S)    POSITION     EXP.       (000S)
  DAX Index             4        $767        Long       12/06       $13
  Hang Seng
  Index                 2         225        Long       10/06        (2)
  JSE All Share
  Index                54       1,447        Long       12/06        70
  MSCI Taiwan
  SGX                  47       1,348        Long       10/06       (13)
  Nikkei 225 CME        1          81        Long       12/06         2
  S&P Canada 60
  Index                 3         363        Long       12/06         6
  SPI 200 Index         7         676        Long       12/06        20
  -------------------------------------------------------------------------
  Total                                                             $96

At September 30, 2006, the industry sectors for the Emerging Markets Equity Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Consumer Discretionary                                                     5.3%
  Consumer Staples                                                           4.3
  Energy                                                                    16.8
  Financials                                                                18.5
  Health Care                                                                2.0
  Industrials                                                               11.2
  Information Technology                                                    17.9
  Materials                                                                 12.2
  Telecommunication Services                                                 8.7
  Utilities                                                                  3.1
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

At September 30, 2006, the Emerging Markets Equity Fund's investments were denominated in the following currencies:

                                                                  % OF LONG-TERM
  CONCENTRATION BY CURRENCY                                         INVESTMENTS
  U.S. Dollar                                                               20.0%
  South Korean Won                                                          18.1
  Taiwan Dollar                                                             13.1
  Brazil Real                                                               10.5
  Hong Kong Dollar                                                           9.4
  South African Rand                                                         8.0
  Mexican Peso                                                               6.4
  All other currencies less than 5%                                         14.5
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

At September 30, 2006, the Emerging Markets Equity Fund had outstanding forward foreign currency contracts as follows:

                 AMOUNT        IN        AMOUNT
   CONTRACTS     (LOCAL     EXCHANGE     (LOCAL                  UNREALIZED
  TO DELIVER   CURRENCY)      FOR      CURRENCY)   SETTLEMENT   GAIN (LOSS)
   CURRENCY      (000S)     CURRENCY     (000S)       DATE         (000S)
                           New
  U.S.                     Turkish
  Dollar       263         Lira             400      10/2/06         $1
                           South
  U.S.                     Korean
  Dollar       902         Won          851,050      10/2/06         (2)
  U.S.                     Taiwan
  Dollar       970         Dollar        31,999      10/2/06         (3)
                           Hong
  U.S.                     Kong
  Dollar       321         Dollar         2,500      10/3/06          -
  U.S.                     Hungarian
  Dollar       301         Forint        65,000      10/3/06          1
  U.S.                     Israeli
  Dollar       81          Shekel           350      10/3/06          -
  U.S.                     Polish
  Dollar       478         Zloty          1,500      10/3/06          -
                           South
  U.S.                     African
  Dollar       257         Rand           2,000      10/3/06          -
  -------------------------------------------------------------------------
  Total                                                             $(3)

See Notes to the Financial Statements.


EQUITY FUNDS   28   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
ENHANCED LARGE CAP FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.0%
  ADVERTISING - 0.1%
   Omnicom Group, Inc.                                        900            $84
  ------------------------------------------------------------------------------
  AEROSPACE/DEFENSE - 2.3%
   Boeing (The) Co.                                          7,300           576
   Lockheed Martin Corp.                                     5,700           490
   Northrop Grumman Corp.                                    6,700           456
   Raytheon Co.                                              3,200           154
   United Technologies Corp.                                   400            25
  ------------------------------------------------------------------------------
                                                                           1,701
  ------------------------------------------------------------------------------
  AGRICULTURE - 1.5%
   Altria Group, Inc.                                       11,500           880
   Archer-Daniels-Midland Co.                                3,700           140
   Reynolds American, Inc.                                   1,400            87
  ------------------------------------------------------------------------------
                                                                           1,107
  ------------------------------------------------------------------------------
  APPAREL - 0.5%
   Jones Apparel Group, Inc.                                11,000           357
  ------------------------------------------------------------------------------
  BANKS - 6.3%
   Bank of America Corp.                                    25,203         1,350
   Comerica, Inc.                                            6,300           359
   Fifth Third Bancorp                                       8,900           339
   KeyCorp                                                  10,700           401
   Mellon Financial Corp.                                      500            19
   National City Corp.                                       3,400           124
   Regions Financial Corp.                                   2,200            81
   U.S. Bancorp                                             13,000           432
   Wachovia Corp.                                           14,600           815
   Wells Fargo & Co.                                        10,200           369
   Zions Bancorporation                                      5,100           407
  ------------------------------------------------------------------------------
                                                                           4,696
  ------------------------------------------------------------------------------
  BEVERAGES - 2.5%
   Anheuser-Busch Cos., Inc.                                   800            38
   Brown-Forman Corp., Class B                                 700            54
   Coca-Cola (The) Co.                                      19,900           889
   Pepsi Bottling Group, Inc.                                9,800           348
   PepsiCo, Inc.                                             8,600           561
  ------------------------------------------------------------------------------
                                                                           1,890
  ------------------------------------------------------------------------------
  BIOTECHNOLOGY - 1.7%
   Amgen, Inc. *                                            11,900           851
   Biogen Idec, Inc. *                                       8,600           384
  ------------------------------------------------------------------------------
                                                                           1,235
  ------------------------------------------------------------------------------
  BUILDING MATERIALS - 0.4%
   Masco Corp.                                              12,000           329
  ------------------------------------------------------------------------------

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.0% - CONTINUED
  CHEMICALS - 1.0%
   Dow Chemical (The) Co.                                    4,200          $164
   du Pont (E.I.) de Nemours & Co.                           2,200            94
   PPG Industries, Inc.                                      1,300            87
   Rohm & Haas Co.                                           7,771           368
  ------------------------------------------------------------------------------
                                                                             713
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 0.3%
   Convergys Corp. *                                         9,200           190
  ------------------------------------------------------------------------------
  COMPUTERS - 3.5%
   Apple Computer, Inc. *                                      300            23
   Computer Sciences Corp. *                                 7,900           388
   EMC Corp. of Massachusetts *                              9,800           117
   Hewlett-Packard Co.                                      24,200           888
   IBM Corp.                                                13,200         1,082
   NCR Corp. *                                               2,400            95
  ------------------------------------------------------------------------------
                                                                           2,593
  ------------------------------------------------------------------------------
  COSMETICS/PERSONAL CARE - 1.6%
   Colgate-Palmolive Co.                                       600            37
   Estee Lauder Cos. (The), Inc.,
     Class A                                                 9,600           387
   Procter & Gamble Co.                                     13,000           806
  ------------------------------------------------------------------------------
                                                                           1,230
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES -
   7.6%
   American Express Co.                                      2,400           135
   Bear Stearns Cos. (The), Inc.                             1,700           238
   Capital One Financial Corp.                               2,300           181
   CIT Group, Inc.                                           8,300           404
   Citigroup, Inc.                                          33,700         1,674
   Goldman Sachs Group, Inc.                                 4,600           778
   JPMorgan Chase & Co.                                     14,700           690
   Lehman Brothers Holdings, Inc.                            7,700           569
   Merrill Lynch & Co., Inc.                                 5,900           461
   Morgan Stanley                                            7,700           561
  ------------------------------------------------------------------------------
                                                                           5,691
  ------------------------------------------------------------------------------
  ELECTRIC - 3.2%
   Allegheny Energy, Inc. *                                  8,400           337
   Dynegy, Inc., Class A *                                  13,900            77
   Edison International                                      7,600           317
   FirstEnergy Corp.                                         8,000           447
   PG&E Corp.                                                9,700           404
   TECO Energy, Inc.                                        15,700           246
   TXU Corp.                                                 8,500           531
  ------------------------------------------------------------------------------
                                                                           2,359
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   29   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
ENHANCED LARGE CAP FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.0% - CONTINUED
  ELECTRICAL COMPONENTS & EQUIPMENT -
   0.0%
   Molex, Inc.                                                 400           $16
  ------------------------------------------------------------------------------
  ELECTRONICS - 0.6%
   Agilent Technologies, Inc. *                             12,300           402
   Tektronix, Inc.                                             700            20
  ------------------------------------------------------------------------------
                                                                             422
  ------------------------------------------------------------------------------
  ENVIRONMENTAL CONTROL - 0.6%
   Allied Waste Industries, Inc. *                             200             2
   Waste Management, Inc.                                   11,501           422
  ------------------------------------------------------------------------------
                                                                             424
  ------------------------------------------------------------------------------
  FOOD - 1.9%
   ConAgra Foods, Inc.                                      16,300           399
   Heinz (H.J.) Co.                                          6,800           285
   McCormick & Co., Inc.                                     9,400           357
   Safeway, Inc.                                            12,900           392
  ------------------------------------------------------------------------------
                                                                           1,433
  ------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 1.0%
   International Paper Co.                                  11,700           405
   Louisiana-Pacific Corp.                                     900            17
   Plum Creek Timber Co., Inc.                                 200             7
   Temple-Inland, Inc.                                       7,800           313
  ------------------------------------------------------------------------------
                                                                             742
  ------------------------------------------------------------------------------
  HAND/MACHINE TOOLS - 0.0%
   Black & Decker Corp.                                        300            24
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 2.0%
   Becton, Dickinson & Co.                                   5,900           417
   Boston Scientific Corp. *                                15,600           231
   Johnson & Johnson                                        11,800           766
   Medtronic, Inc.                                           1,782            83
  ------------------------------------------------------------------------------
                                                                           1,497
  ------------------------------------------------------------------------------
  HEALTHCARE - SERVICES - 1.8%
   Aetna, Inc.                                               4,400           174
   Humana, Inc. *                                            4,800           317
   Laboratory Corp. of America
     Holdings *                                                300            20
   UnitedHealth Group, Inc.                                 13,200           649
   WellPoint, Inc. *                                         2,700           208
  ------------------------------------------------------------------------------
                                                                           1,368
  ------------------------------------------------------------------------------
  HOME BUILDERS - 0.1%
   KB Home                                                   1,800            79
  ------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS/WARES - 0.5%
   Clorox Co.                                                 200             13

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.0% - CONTINUED
  HOUSEHOLD PRODUCTS/WARES - 0.5% -
   (CONTINUED)
   Kimberly-Clark Corp.                                      5,600          $366
  ------------------------------------------------------------------------------
                                                                             379
  ------------------------------------------------------------------------------
  INSURANCE - 5.6%
   Aflac, Inc.                                              10,700           490
   Allstate (The) Corp.                                      5,500           345
   American International Group, Inc.                       15,700         1,040
   Chubb Corp.                                               2,765           144
   CIGNA Corp.                                                 500            58
   Cincinnati Financial Corp.                                1,300            62
   Genworth Financial, Inc., Class A                         1,400            49
   Hartford Financial Services Group,
     Inc.                                                    3,300           286
   Loews Corp.                                                 500            19
   Metlife, Inc.                                             9,900           561
   MGIC Investment Corp.                                     5,300           318
   Principal Financial Group, Inc.                           5,400           293
   Progressive (The) Corp.                                   3,500            86
   Prudential Financial, Inc.                                3,700           282
   St. Paul Travelers Cos. (The),
     Inc.                                                    2,700           127
  ------------------------------------------------------------------------------
                                                                           4,160
  ------------------------------------------------------------------------------
  INTERNET - 0.7%
   Google, Inc., Class A *                                   1,100           442
   VeriSign, Inc. *                                          4,300            87
  ------------------------------------------------------------------------------
                                                                             529
  ------------------------------------------------------------------------------
  IRON/STEEL - 0.7%
   Nucor Corp.                                               7,900           391
   United States Steel Corp.                                 1,700            98
  ------------------------------------------------------------------------------
                                                                             489
  ------------------------------------------------------------------------------
  LEISURE TIME - 0.2%
   Sabre Holdings Corp., Class A                             4,900           115
  ------------------------------------------------------------------------------
  LODGING - 0.2%
   Starwood Hotels & Resorts
     Worldwide, Inc.                                         2,700           155
   Wyndham Worldwide Corp. *                                 1,220            34
  ------------------------------------------------------------------------------
                                                                             189
  ------------------------------------------------------------------------------
  MACHINERY - CONSTRUCTION & MINING -
   0.8%
   Caterpillar, Inc.                                         9,200           605
  ------------------------------------------------------------------------------
  MACHINERY - DIVERSIFIED - 0.9%
   Deere & Co.                                               3,200           268
   Rockwell Automation, Inc.                                 7,400           430
  ------------------------------------------------------------------------------
                                                                             698
  ------------------------------------------------------------------------------
  MEDIA - 3.6%
   Comcast Corp., Class A *                                 22,400           825

See Notes to the Financial Statements.


EQUITY FUNDS   30   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.0% - CONTINUED
  MEDIA - 3.6% - (CONTINUED)
   Disney (Walt) Co.                                        21,700          $671
   McGraw-Hill Cos. (The), Inc.                              1,200            70
   News Corp., Class A                                       1,000            20
   Time Warner, Inc.                                        41,600           758
   Viacom, Inc., Class B *                                   8,600           320
  ------------------------------------------------------------------------------
                                                                           2,664
  ------------------------------------------------------------------------------
  MINING - 0.6%
   Alcoa, Inc.                                               1,400            39
   Freeport-McMoRan Copper & Gold,
     Inc., Class B                                           1,400            75
   Phelps Dodge Corp.                                        4,100           347
  ------------------------------------------------------------------------------
                                                                             461
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 4.3%
   3M Co.                                                    1,149            86
   General Electric Co.                                     50,800         1,793
   Honeywell International, Inc.                             9,100           372
   Ingersoll-Rand Co. Ltd., Class A                          8,400           319
   Tyco International Ltd.                                  23,200           649
  ------------------------------------------------------------------------------
                                                                           3,219
  ------------------------------------------------------------------------------
  OIL & GAS - 7.6%
   Anadarko Petroleum Corp.                                 11,100           487
   Apache Corp.                                              2,800           177
   Chevron Corp.                                             7,200           467
   ConocoPhillips                                           15,849           943
   EOG Resources, Inc.                                       5,800           377
   Exxon Mobil Corp.                                        29,500         1,979
   Nabors Industries Ltd. *                                 10,200           303
   Rowan Cos., Inc.                                          1,600            51
   Sunoco, Inc.                                              1,300            81
   Valero Energy Corp.                                       8,000           412
   XTO Energy, Inc.                                          8,500           358
  ------------------------------------------------------------------------------
                                                                           5,635
  ------------------------------------------------------------------------------
  OIL & GAS SERVICES - 1.0%
   BJ Services Co.                                             100             3
   National-Oilwell Varco, Inc. *                            4,600           269
   Schlumberger Ltd.                                         7,300           453
  ------------------------------------------------------------------------------
                                                                             725
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 6.9%
   Abbott Laboratories                                       1,775            86
   AmerisourceBergen Corp.                                   8,500           384
   Barr Pharmaceuticals, Inc. *                              7,300           379
   Bristol-Myers Squibb Co.                                 12,100           302

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.0% - CONTINUED
  PHARMACEUTICALS - 6.9% - (CONTINUED)
   Cardinal Health, Inc.                                     7,000          $460
   Hospira, Inc. *                                           7,600           291
   King Pharmaceuticals, Inc. *                             20,100           342
   Lilly (Eli) & Co.                                           400            23
   Merck & Co., Inc.                                        13,400           562
   Mylan Laboratories, Inc.                                  9,900           199
   Pfizer, Inc.                                             43,100         1,222
   Schering-Plough Corp.                                    22,900           506
   Watson Pharmaceuticals, Inc. *                            1,600            42
   Wyeth                                                     7,391           376
  ------------------------------------------------------------------------------
                                                                           5,174
  ------------------------------------------------------------------------------
  PIPELINES - 0.1%
   Kinder Morgan, Inc.                                         410            43
  ------------------------------------------------------------------------------
  REAL ESTATE - 0.0%
   Realogy Corp. *                                           1,525            35
  ------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS -
   0.5%
   Archstone-Smith Trust                                     1,700            93
   Boston Properties, Inc.                                     100            10
   Public Storage, Inc.                                      3,500           301
  ------------------------------------------------------------------------------
                                                                             404
  ------------------------------------------------------------------------------
  RETAIL - 6.1%
   Autonation, Inc. *                                        8,700           182
   Circuit City Stores, Inc.                                 6,200           156
   Costco Wholesale Corp.                                    4,200           209
   Darden Restaurants, Inc.                                  9,300           395
   Home Depot (The), Inc.                                   18,800           682
   Limited Brands                                           14,700           389
   Lowe's Cos., Inc.                                         7,700           216
   McDonald's Corp.                                          8,600           336
   Office Depot, Inc. *                                      3,400           135
   Penney (J.C.) Co., Inc.                                   4,000           274
   Sears Holdings Corp. *                                    1,400           221
   Starbucks Corp. *                                        12,600           429
   Wal-Mart Stores, Inc.                                    19,200           947
  ------------------------------------------------------------------------------
                                                                           4,571
  ------------------------------------------------------------------------------
  SAVINGS & LOANS - 0.6%
   Washington Mutual, Inc.                                  10,800           469
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 2.8%
   Advanced Micro Devices, Inc. *                              900            22
   Freescale Semiconductor, Inc.,
     Class B *                                              11,600           441
   Intel Corp.                                              35,800           737

See Notes to the Financial Statements.


                          NORTHERN FUNDS SEMIANNUAL REPORT    31    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
ENHANCED LARGE CAP FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.0% - CONTINUED
  SEMICONDUCTORS - 2.8% - (CONTINUED)
   Kla-Tencor Corp.                                          1,400           $62
   LSI Logic Corp. *                                         9,100            75
   National Semiconductor Corp.                             16,500           388
   Texas Instruments, Inc.                                  11,100           369
  ------------------------------------------------------------------------------
                                                                           2,094
  ------------------------------------------------------------------------------
  SOFTWARE - 3.3%
   BMC Software, Inc. *                                      7,800           212
   Compuware Corp. *                                         6,300            49
   First Data Corp.                                          8,000           336
   Intuit, Inc. *                                            3,600           116
   Microsoft Corp.                                          60,400         1,651
   Oracle Corp. *                                            4,200            74
  ------------------------------------------------------------------------------
                                                                           2,438
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 5.9%
   Alltel Corp.                                                100             6
   AT&T, Inc.                                               31,500         1,026
   BellSouth Corp.                                           1,100            47
   Ciena Corp. *                                               451            12
   Cisco Systems, Inc. *                                    48,300         1,111
   Citizens Communications Co.                              12,500           175
   Motorola, Inc.                                              500            12
   QUALCOMM, Inc.                                           17,300           629
   Qwest Communications
     International, Inc. *                                  49,300           430
   Sprint Nextel Corp.                                       4,600            79
   Tellabs, Inc. *                                          23,000           252
   Verizon Communications, Inc.                             16,447           611
  ------------------------------------------------------------------------------
                                                                           4,390
  ------------------------------------------------------------------------------
  TRANSPORTATION - 1.6%
   Burlington Northern Santa Fe
     Corp.                                                   5,900           433
   FedEx Corp.                                                 200            22
   Norfolk Southern Corp.                                    3,800           167
   Union Pacific Corp.                                       3,100           273
   United Parcel Service, Inc.,
     Class B                                                 3,900           281
  ------------------------------------------------------------------------------
                                                                           1,176
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $67,338)                                                          70,842

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 4.3%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                         $2,871        $2,871
   U.S. Treasury Bill, (1)
     4.92%, 2/22/07                                            305           299
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $3,170)                                                            3,170
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 99.3%
  ------------------------------------------------------------------------------
  (COST $70,508)                                                          74,012
    Other Assets less Liabilities -
      0.7%                                                                   527
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                    $74,539

*    Non-Income Producing Security

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

At September 30, 2006, the Enhanced Large Cap Fund had open futures contracts as follows:

                                        NOTIONAL                       UNREALIZED
                           NUMBER OF     AMOUNT    CONTRACT  CONTRACT     GAIN
          TYPE             CONTRACTS     (000S)    POSITION    EXP.      (000S)
  S&P 500 E-Mini               54        $3,633      Long     12/06        $53
  -------------------------------------------------------------------------------

At September 30, 2006, the industry sectors for the Enhanced Large Cap Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Consumer Discretionary                                                     9.6%
  Consumer Staples                                                          10.2
  Energy                                                                     9.0
  Financials                                                                21.7
  Health Care                                                               13.2
  Industrials                                                               11.5
  Information Technology                                                    14.7
  Materials                                                                  3.4
  Telecommunication Services                                                 3.4
  Utilities                                                                  3.3
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


EQUITY FUNDS   32   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
GROWTH EQUITY FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 100.2%
  AEROSPACE/DEFENSE - 8.0%
   Boeing (The) Co.                                         76,175        $6,006
   Lockheed Martin Corp.                                   174,550        15,022
   Northrop Grumman Corp.                                  196,125        13,350
   Raytheon Co.                                            285,825        13,723
  ------------------------------------------------------------------------------
                                                                          48,101
  ------------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 0.8%
   Autoliv, Inc.                                            85,625         4,719
  ------------------------------------------------------------------------------
  BANKS - 4.1%
   Bank of America Corp.                                   296,250        15,870
   Wachovia Corp.                                          160,750         8,970
  ------------------------------------------------------------------------------
                                                                          24,840
  ------------------------------------------------------------------------------
  BEVERAGES - 2.0%
   Pepsi Bottling Group, Inc.                              334,650        11,880
  ------------------------------------------------------------------------------
  BIOTECHNOLOGY - 1.3%
   Biogen Idec, Inc. *                                     171,150         7,647
  ------------------------------------------------------------------------------
  CHEMICALS - 1.4%
   Bayer A.G. ADR                                          168,475         8,584
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 2.6%
   Accenture Ltd., Class A                                 284,925         9,035
   McKesson Corp.                                          125,150         6,598
  ------------------------------------------------------------------------------
                                                                          15,633
  ------------------------------------------------------------------------------
  COMPUTERS - 4.0%
   Hewlett-Packard Co.                                     437,650        16,058
   Lexmark International, Inc.,
     Class A *                                             135,750         7,827
  ------------------------------------------------------------------------------
                                                                          23,885
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 9.6%
   Citigroup, Inc.                                         339,650        16,870
   Countrywide Financial Corp.                             160,225         5,614
   Goldman Sachs Group, Inc.                                85,125        14,401
   JPMorgan Chase & Co.                                    128,600         6,039
   Lehman Brothers Holdings, Inc.                          200,850        14,835
  ------------------------------------------------------------------------------
                                                                          57,759
  ------------------------------------------------------------------------------
  ELECTRIC - 0.9%
   Alliant Energy Corp.                                     80,450         2,874
   Reliant Energy, Inc. *                                  218,975         2,696
  ------------------------------------------------------------------------------
                                                                           5,570
  ------------------------------------------------------------------------------
  FOOD - 6.1%
   Campbell Soup Co.                                       230,700         8,421
   General Mills, Inc.                                     262,675        14,867
   Kraft Foods, Inc., Class A                              224,025         7,989

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 100.2% - CONTINUED
  FOOD - 6.1% - (CONTINUED)
   Kroger Co.                                              242,625        $5,614
  ------------------------------------------------------------------------------
                                                                          36,891
  ------------------------------------------------------------------------------
  GAS - 0.5%
   NiSource, Inc.                                          138,325         3,007
  ------------------------------------------------------------------------------
  INSURANCE - 7.3%
   AMBAC Financial Group, Inc.                             121,775        10,077
   American International Group,
     Inc.                                                  140,875         9,334
   Genworth Financial, Inc.,
     Class A                                               294,150        10,298
   Hartford Financial Services
     Group, Inc.                                           101,650         8,818
   Prudential Financial, Inc.                               74,200         5,658
  ------------------------------------------------------------------------------
                                                                          44,185
  ------------------------------------------------------------------------------
  IRON/STEEL - 1.3%
   Nucor Corp.                                             160,525         7,944
  ------------------------------------------------------------------------------
  LEISURE TIME - 0.8%
   Harley-Davidson, Inc.                                    76,850         4,822
  ------------------------------------------------------------------------------
  MEDIA - 2.1%
   Disney (Walt) Co.                                       408,700        12,633
  ------------------------------------------------------------------------------
  MINING - 1.2%
   Freeport-McMoRan Copper & Gold,
     Inc., Class B                                         129,775         6,912
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 3.2%
   Eaton Corp.                                             174,825        12,037
   General Electric Co.                                    203,750         7,192
  ------------------------------------------------------------------------------
                                                                          19,229
  ------------------------------------------------------------------------------
  OIL & GAS - 10.2%
   Devon Energy Corp.                                      108,275         6,838
   EOG Resources, Inc.                                     160,575        10,445
   Exxon Mobil Corp.                                       404,025        27,110
   Marathon Oil Corp.                                      151,925        11,683
   Occidental Petroleum Corp.                              108,575         5,224
  ------------------------------------------------------------------------------
                                                                          61,300
  ------------------------------------------------------------------------------
  OIL & GAS SERVICES - 0.7%
   Tidewater, Inc.                                          91,225         4,031
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 9.2%
   AstraZeneca PLC ADR                                      72,400         4,525
   Cardinal Health, Inc.                                   187,575        12,331
   Endo Pharmaceuticals Holdings,
     Inc. *                                                163,650         5,327
   GlaxoSmithKline PLC ADR                                 121,525         6,469
   Merck & Co., Inc.                                       287,525        12,047
   Pfizer, Inc.                                            518,275        14,698
  ------------------------------------------------------------------------------
                                                                          55,397
  ------------------------------------------------------------------------------

See Notes to the Financial Statements


                            NORTHERN FUNDS SEMIANNUAL REPORT   33   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
GROWTH EQUITY FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 100.2% - CONTINUED
  RETAIL - 8.6%
   Circuit City Stores, Inc.                               180,000        $4,520
   Kohl's Corp. *                                          115,025         7,467
   McDonald's Corp.                                        240,150         9,395
   Nordstrom, Inc.                                         304,075        12,862
   Office Depot, Inc. *                                    288,800        11,465
   Penney (J.C.) Co., Inc.                                  88,675         6,065
  ------------------------------------------------------------------------------
                                                                          51,774
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 1.2%
   Micron Technology, Inc. *                               423,200         7,364
  ------------------------------------------------------------------------------
  SOFTWARE - 2.1%
   Microsoft Corp.                                         459,750        12,565
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 11.0%
   Amdocs Ltd. *                                           194,025         7,683
   Cisco Systems, Inc. *                                   913,100        21,001
   Embarq Corp.                                             91,600         4,431
   Motorola, Inc.                                          640,850        16,021
   Nokia OYJ ADR                                           616,425        12,138
   Verizon Communications, Inc.                            123,325         4,579
  ------------------------------------------------------------------------------
                                                                          65,853
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $553,402)                                                        602,525

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENT - 0.1%
  UBS A.G., Grand Cayman,
   Eurodollar Time Deposit,
     5.38%, 10/2/06                                           $557           557
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $557)                                                                557
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.3%
  ------------------------------------------------------------------------------
  (COST $553,959)                                                        603,082
   Liabilities less Other Assets -
     (0.3)%                                                               (1,712)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $601,370

*    Non-Income Producing Security

At September 30, 2006, the industry sectors for the Growth Equity Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Consumer Discretionary                                                    12.3%
  Consumer Staples                                                           8.1
  Energy                                                                    10.8
  Financials                                                                21.0
  Health Care                                                               11.6
  Industrials                                                               11.2
  Information Technology                                                    18.2
  Materials                                                                  3.9
  Telecommunication Services                                                 1.5
  Utilities                                                                  1.4
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


EQUITY FUNDS   34   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
INCOME EQUITY FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 48.8%
  AGRICULTURE - 1.6%
   UST, Inc.                                               105,000        $5,757
  ------------------------------------------------------------------------------
  BANKS - 1.5%
   Bank of America Corp.                                   105,000         5,625
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 4.7%
   Accenture Ltd., Class A                                 190,000         6,025
   Coinmach Service Corp.                                  403,000         7,230
   Macquarie Infrastructure Company
     Trust                                                 120,000         3,741
  ------------------------------------------------------------------------------
                                                                          16,996
  ------------------------------------------------------------------------------
  COMPUTERS - 1.8%
   Hewlett-Packard Co.                                     175,000         6,421
  ------------------------------------------------------------------------------
  COSMETICS/PERSONAL CARE - 0.8%
   Colgate-Palmolive Co.                                    50,000         3,105
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 1.7%
   Bear Stearns Cos. (The), Inc.                            45,000         6,304
  ------------------------------------------------------------------------------
  FOOD - 4.7%
   B&G Fold Holdings Corp.                                 370,000         7,011
   Kraft Foods, Inc., Class A                              130,000         4,636
   SUPERVALU, Inc.                                         180,000         5,337
  ------------------------------------------------------------------------------
                                                                          16,984
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 1.0%
   Johnson & Johnson                                        55,000         3,572
  ------------------------------------------------------------------------------
  HOUSEWARES - 0.9%
   Newell Rubbermaid, Inc.                                 115,000         3,257
  ------------------------------------------------------------------------------
  INSURANCE - 4.7%
   Chubb Corp.                                              38,511         2,001
   Old Republic International Corp.                        250,000         5,538
   Prudential Financial, Inc.                               73,500         5,604
   St. Paul Travelers Cos. (The),
     Inc.                                                   80,000         3,751
  ------------------------------------------------------------------------------
                                                                          16,894
  ------------------------------------------------------------------------------
  MACHINERY - DIVERSIFIED - 1.6%
   Cummins, Inc.                                            50,000         5,962
  ------------------------------------------------------------------------------
  MINING - 1.2%
   Freeport-McMoRan Copper & Gold,
     Inc., Class B                                          80,979         4,313
  ------------------------------------------------------------------------------
  OIL & GAS - 5.4%
   ConocoPhillips                                          103,284         6,149
   Devon Energy Corp.                                       50,000         3,158
   EnCana Corp.                                             60,000         2,801
   Marathon Oil Corp.                                       50,000         3,845
   Occidental Petroleum Corp.                               74,000         3,560
  ------------------------------------------------------------------------------
                                                                          19,513
  ------------------------------------------------------------------------------

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 48.8% - CONTINUED
  PHARMACEUTICALS - 7.2%
   Bristol-Myers Squibb Co.                                140,000        $3,489
   GlaxoSmithKline PLC ADR                                 110,000         5,855
   King Pharmaceuticals, Inc. *                            250,000         4,258
   Merck & Co., Inc.                                       150,000         6,285
   Pfizer, Inc.                                            215,000         6,097
  ------------------------------------------------------------------------------
                                                                          25,984
  ------------------------------------------------------------------------------
  RETAIL - 0.4%
  Home Depot (The), Inc.                                    40,000         1,451
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 0.7%
   Taiwan Semiconductor
     Manufacturing Co. Ltd. ADR                            257,497         2,472
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 8.9%
   China Mobile Ltd. ADR                                   180,000         6,363
   Cisco Systems, Inc. *                                   260,000         5,980
   Nokia OYJ ADR                                           285,000         5,612
   Verizon Communications, Inc.                            135,000         5,012
   Vodafone Group PLC ADR                                  196,875         4,501
   Windstream Corp.                                        350,000         4,616
  ------------------------------------------------------------------------------
                                                                          32,084
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $144,723)                                                        176,694

  CONVERTIBLE PREFERRED STOCKS - 16.0%
  AUTO MANUFACTURERS - 0.6%
   Ford Motor Co. Capital Trust II,
     6.50%                                                  70,000         2,351
  ------------------------------------------------------------------------------
  CHEMICALS - 3.5%
   Celanese Corp., 4.25%                                   225,000         6,228
   Huntsman Corp., 5.00%                                   160,000         6,445
  ------------------------------------------------------------------------------
                                                                          12,673
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 1.3%
   United Rentals Trust I, 6.50%                           100,000         4,600
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 2.2%
   Citigroup Funding, Inc., 5.02%                          165,000         5,383
   Lehman Brothers Holdings, Inc.,
     6.25%                                                 100,000         2,730
  ------------------------------------------------------------------------------
                                                                           8,113
  ------------------------------------------------------------------------------
  INSURANCE - 3.7%
   Conseco, Inc., 5.50%                                     50,000         1,285
   Fortis Insurance N.V., 7.75% (1) (2)                      3,250         4,537
   Metlife, Inc., 6.38%                                    100,000         2,971
   Travelers Property Casualty
     Corp., 4.50%                                          180,000         4,432
  ------------------------------------------------------------------------------
                                                                          13,225
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   35   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  CONVERTIBLE PREFERRED STOCKS - 16.0%
   - CONTINUED
  RETAIL - 2.6%
   Retail Ventures, Inc., 6.625% *                         100,000        $5,600
   Rite Aid Corp., 5.50%                                   150,000         3,815
  ------------------------------------------------------------------------------
                                                                           9,415
  ------------------------------------------------------------------------------
  SAVINGS & LOANS - 2.1%
   Sovereign Capital Trust II, 4.38%                       100,000         4,655
   Washington Mutual, Inc., 5.38%                           50,000         2,785
  ------------------------------------------------------------------------------
                                                                           7,440
  ------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS
  ------------------------------------------------------------------------------
  (COST $56,032)                                                          57,817

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
  CONVERTIBLE BONDS - 27.7%
  AEROSPACE/DEFENSE - 2.2%
   Lockheed Martin Corp.,
     5.16%, 8/15/33                                         $6,276         7,955
  ------------------------------------------------------------------------------
  APPAREL - 1.6%
   Kellwood, Co.,
     3.50%, 6/15/34                                          6,400         5,688
  ------------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 2.2%
   Goodyear Tire & Rubber (The) Co.,
     4.00%, 6/15/34                                          6,000         8,010
  ------------------------------------------------------------------------------
  COMPUTERS - 1.9%
   Electronic Data Systems Corp.,
     3.88%, 7/15/23                                          7,000         7,044
  ------------------------------------------------------------------------------
  ENTERTAINMENT - 0.8%
   Macrovision Corp., (1) (2)
     2.63%, 8/15/11                                          2,500         2,769
  ------------------------------------------------------------------------------
  ENVIRONMENTAL CONTROL - 1.0%
   Allied Waste Industries,
     4.25%, 4/15/34                                          4,000         3,685
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 1.3%
   Conmed Corp.,
     2.50%, 11/15/24                                         5,500         4,833
  ------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS/WARES - 1.8%
   Church & Dwight Co, Inc.,
     5.25%, 8/15/33                                          5,000         6,712
  ------------------------------------------------------------------------------
  INSURANCE - 1.6%
   American Equity Investment Life
   Holding Co.,
     5.25%, 12/6/24                                          5,050         5,776
  ------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
  CONVERTIBLE BONDS - 27.7% - CONTINUED
  MACHINERY - DIVERSIFIED - 2.2%
   AGCO Corp.,
     1.75%, 12/31/33                                        $6,000        $7,830
  ------------------------------------------------------------------------------
  MEDIA - 1.2%
   Liberty Media Corp.,
     0.75%, 3/30/23                                          4,000         4,410
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 1.8%
   Watson Pharmaceuticals, Inc.,
     1.75%, 3/15/23                                          7,000         6,422
  ------------------------------------------------------------------------------
  RETAIL - 1.7%
   Sonic Automotive, Inc.,
     4.25%, 11/30/15                                         5,500         6,242
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 2.6%
   Intel Corp.,
     2.95%, 12/15/35                                         8,000         7,190
   International Rectifier Corp.,
     4.25%, 7/15/07                                          2,250         2,222
  ------------------------------------------------------------------------------
                                                                           9,412
  ------------------------------------------------------------------------------
  SOFTWARE - 3.8%
   Fair Isaac Corp.,
     1.50%, 8/15/23                                          7,000         7,096
   Sybase, Inc.,
     1.75%, 2/22/25                                          6,000         6,653
  ------------------------------------------------------------------------------
                                                                          13,749
  ------------------------------------------------------------------------------
  TOTAL CONVERTIBLE BONDS
  ------------------------------------------------------------------------------
  (COST $96,749)                                                         100,537

See Notes to the Financial Statements.


EQUITY FUNDS   36   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

  SHORT-TERM INVESTMENT - 7.1%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                         25,772        25,772
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $25,772)                                                          25,772
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 99.6%
  ------------------------------------------------------------------------------
  (COST $323,276)                                                        360,820
   Other Assets less Liabilities -
     0.4%                                                                  1,319
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $362,139

*    Non-Income Producing Security

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security that has been deemed illiquid. At September 30, 2006, the value of these restricted illiquid securities amounted to approximately $7,306,000 or 2.0% of net assets. Additional information on each restricted illiquid security is as follows:

                                                        ACQUISITION
                                        ACQUISITION         COST
  SECURITY                                  DATE           (000S)
  Fortis Insurance N.V., 7.75%        1/20/05-2/15/06      $3,523
  Macrovision Corp., 2.63%, 8/15/11           8/18/06       2,500

At September 30, 2006, the industry sectors for the Income Equity Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Communications                                                             1.3%
  Consumer Discretionary                                                    14.5
  Consumer Staples                                                          10.1
  Energy                                                                     7.2
  Financials                                                                18.2
  Health Care                                                               12.2
  Industrials                                                                8.7
  Materials                                                                  3.8
  Technology                                                                16.2
  Telecommunication Services                                                 7.8
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   37   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL GROWTH EQUITY FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.6%
  AUSTRALIA - 2.1%
   Cochlear Ltd.                                            390,072      $15,407
   Orica Ltd.                                               574,077        9,613
  ------------------------------------------------------------------------------
                                                                          25,020
  ------------------------------------------------------------------------------
  CHINA - 0.9%
   Bank of China Ltd. *                                  26,949,000       11,590
  ------------------------------------------------------------------------------
  FINLAND - 2.2%
   Nokia OYJ                                              1,336,050       26,536
  ------------------------------------------------------------------------------
  FRANCE - 7.8%
   Accor S.A.                                               310,501       21,167
   Alstom RGPT *                                            262,930       23,794
   AXA S.A.                                                 681,555       25,137
   Societe Generale                                         159,818       25,439
  ------------------------------------------------------------------------------
                                                                          95,537
  ------------------------------------------------------------------------------
  GERMANY - 10.4%
   Adidas A.G.                                              383,598       18,050
   Deutsche Bank A.G. (Registered)                          220,532       26,616
   Fresenius Medical Care A.G. &
     Co. KGaA                                                75,105        9,758
   Hochtief A.G.                                            155,372        9,729
   SAP A.G.                                                 131,068       25,999
   Siemens A.G. (Registered)                                184,142       16,068
   ThyssenKrupp A.G.                                        598,098       20,155
  ------------------------------------------------------------------------------
                                                                         126,375
  ------------------------------------------------------------------------------
  GREECE - 1.6%
   National Bank of Greece S.A.                             440,325       18,954
  ------------------------------------------------------------------------------
  ITALY - 5.4%
   Banche Popolari Unite Scpa                               700,542       18,854
   ENI S.p.A.                                               740,198       21,940
   UniCredito Italiano S.p.A.                             2,997,546       24,883
  ------------------------------------------------------------------------------
                                                                          65,677
  ------------------------------------------------------------------------------
  JAPAN - 16.5%
   Chugai Pharmaceutical Co. Ltd.                           812,100       17,469
   East Japan Railway Co.                                     2,737       19,147
   Fanuc Ltd.                                               226,600       17,694
   Kubota Corp.                                           2,152,000       17,679
   Millea Holdings, Inc.                                    569,500       19,871
   Mizuho Financial Group, Inc.                               1,944       15,081
   Nippon Telegraph & Telephone Corp.                         3,100       15,227
   ORIX Corp.                                                46,510       12,861
   Shiseido Co. Ltd.                                      1,038,000       20,747
   Sony Corp.                                               480,100       19,436

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
   COMMON STOCKS - 98.6% - CONTINUED
  JAPAN - 16.5% - (CONTINUED)
   Toyota Motor Corp.                                      477,900       $25,984
  ------------------------------------------------------------------------------
                                                                         201,196
  ------------------------------------------------------------------------------
  NETHERLANDS - 4.5%
   Qiagen N.V. *                                         1,075,653        16,848
   Royal Dutch Shell PLC, Class B                        1,125,948        38,223
  ------------------------------------------------------------------------------
                                                                          55,071
  ------------------------------------------------------------------------------
  SINGAPORE - 1.3%
   CapitaLand Ltd.                                       5,094,000        16,199
  ------------------------------------------------------------------------------
  SPAIN - 2.2%
   Banco Santander Central
     Hispano S.A.                                        1,728,782        27,342
  ------------------------------------------------------------------------------
  SWEDEN - 4.8%
   Assa Abloy AB, Class B                                  913,482        16,988
   Autoliv, Inc. SDR                                       323,790        17,921
   Telefonaktiebolaget LM Ericsson,
     Class B                                             6,773,000        23,481
  ------------------------------------------------------------------------------
                                                                          58,390
  ------------------------------------------------------------------------------
  SWITZERLAND - 12.8%
   Julius Baer Holding A.G.
     (Registered)                                          227,474        22,728
   Logitech International S.A.
     (Registered) *                                        758,021        16,463
   Nestle S.A. (Registered)                                 62,943        21,953
   Novartis A.G. (Registered)                              469,867        27,439
   Phonak Holding A.G. (Registered)                        155,103         9,815
   Roche Holding A.G. (Genusschein)                        119,567        20,679
   Schindler Holding A.G.                                  300,993        15,699
   Syngenta A.G. (Registered) *                            140,139        21,143
  ------------------------------------------------------------------------------
                                                                         155,919
  ------------------------------------------------------------------------------
  UNITED KINGDOM - 26.1%
   Barclays PLC                                          1,944,077        24,535
   BP PLC                                                1,286,424        14,019
   BT Group PLC                                          4,559,383        22,880
   Carnival PLC                                            440,871        21,092
   Centrica PLC                                          3,902,715        23,768
   Diageo PLC                                            1,351,858        23,882
   GlaxoSmithKline PLC                                   1,165,489        31,032
   ITV PLC                                               9,882,241        17,902
   Lloyds TSB Group PLC                                  2,498,342        25,238
   Lonmin PLC                                              192,947         9,245
   Marks & Spencer Group PLC                             1,656,754        19,931
   Prudential PLC                                        1,923,988        23,903
   Rio Tinto PLC                                           310,412        14,688
   United Business Media PLC                               793,361         9,842
   Vodafone Group PLC                                    7,342,319        16,807

See Notes to the Financial Statements.


EQUITY FUNDS   38   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.6% - CONTINUED
  UNITED KINGDOM - 26.1% -
   (CONTINUED)
   WPP Group PLC                                         1,615,542       $20,025
  ------------------------------------------------------------------------------
                                                                         318,789
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $1,051,458)                                                    1,202,595

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENT - 0.5%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                         $6,317         6,317
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $6,317)                                                            6,317
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 99.1%
  ------------------------------------------------------------------------------
  (COST $1,057,775)                                                    1,208,912
   Other Assets less Liabilities
     - 0.9%                                                               10,950
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                 $1,219,862

*    Non-Income Producing Security

At September 30, 2006, the industry sectors for the International Growth Equity Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Consumer Discretionary                                                    15.9%
  Consumer Staples                                                           5.5
  Energy                                                                     6.2
  Financials                                                                28.2
  Health Care                                                               12.3
  Industrials                                                               11.4
  Information Technology                                                     7.7
  Materials                                                                  6.2
  Telecommunication Services                                                 4.6
  Utilities                                                                  2.0
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

At September 30, 2006, the International Growth Equity Fund's investments were denominated in the following currencies:

                                                                  % OF LONG-TERM
  CONCENTRATION BY CURRENCY                                         INVESTMENTS
  Euro                                                                      31.4%
  British Pound                                                             29.7
  Japanese Yen                                                              16.7
  Swiss Franc                                                               13.0
  All other currencies less than 5%                                         9.2
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   39   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
LARGE CAP VALUE FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.6%
  BANKS - 4.4%
   Mellon Financial Corp.                                  685,000       $26,784
   Wachovia Corp.                                          449,000        25,054
  ------------------------------------------------------------------------------
                                                                          51,838
  ------------------------------------------------------------------------------
  BEVERAGES - 4.5%
   Anheuser-Busch Cos., Inc.                               497,000        23,612
   Coca-Cola (The) Co.                                     670,000        29,936
  ------------------------------------------------------------------------------
                                                                          53,548
  ------------------------------------------------------------------------------
  BUILDING MATERIALS - 1.7%
   Masco Corp.                                             735,000        20,154
  ------------------------------------------------------------------------------
  CHEMICALS - 4.2%
   Dow Chemical (The) Co.                                  666,000        25,961
   du Pont (E.I.) de Nemours & Co.                         540,000        23,133
  ------------------------------------------------------------------------------
                                                                          49,094
  ------------------------------------------------------------------------------
  COSMETICS/PERSONAL CARE - 2.3%
   Avon Products, Inc.                                     881,000        27,012
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES
   - 8.7%
   CIT Group, Inc.                                         483,700        23,522
   Citigroup, Inc.                                         520,000        25,829
   JPMorgan Chase & Co.                                    617,000        28,974
   Morgan Stanley                                          340,000        24,790
  ------------------------------------------------------------------------------
                                                                         103,115
  ------------------------------------------------------------------------------
  FOOD - 5.3%
   General Mills, Inc.                                     319,000        18,055
   Sara Lee Corp.                                        1,291,000        20,746
   Wrigley (Wm.) Jr. Co.                                   525,000        24,182
  ------------------------------------------------------------------------------
                                                                          62,983
  ------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 3.7%
   International Paper Co.                                 647,000        22,406
   MeadWestvaco Corp.                                      795,000        21,075
  ------------------------------------------------------------------------------
                                                                          43,481
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 3.7%
   Baxter International, Inc.                              398,000        18,093
   Johnson & Johnson                                       385,000        25,002
  ------------------------------------------------------------------------------
                                                                          43,095
  ------------------------------------------------------------------------------
  HOUSEWARES - 2.1%
   Newell Rubbermaid, Inc.                                 866,000        24,525
  ------------------------------------------------------------------------------
  INSURANCE - 2.2%
   Lincoln National Corp.                                  423,000        26,260
  ------------------------------------------------------------------------------
  LEISURE TIME - 2.5%
   Carnival Corp.                                          614,000        28,876
  ------------------------------------------------------------------------------

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.6% - CONTINUED
  MEDIA - 8.2%
   CBS Corp., Class B                                      836,000       $23,550
   Clear Channel Communications, Inc.                      771,000        22,243
   Gannett Co., Inc.                                       417,000        23,698
   Tribune Co.                                             833,000        27,256
  ------------------------------------------------------------------------------
                                                                          96,747
  ------------------------------------------------------------------------------
  MINING - 1.9%
   Alcoa, Inc.                                             797,000        22,348
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 4.6%
   3M Co.                                                  330,000        24,559
   General Electric Co.                                    854,000        30,146
  ------------------------------------------------------------------------------
                                                                          54,705
  ------------------------------------------------------------------------------
  OFFICE/BUSINESS EQUIPMENT - 2.1%
   Pitney Bowes, Inc.                                      568,000        25,202
  ------------------------------------------------------------------------------
  OIL & GAS - 4.4%
   Chevron Corp.                                           431,000        27,955
   Exxon Mobil Corp.                                       364,000        24,424
  ------------------------------------------------------------------------------
                                                                          52,379
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 9.7%
   Abbott Laboratories                                     517,000        25,105
   Bristol-Myers Squibb Co.                              1,065,000        26,540
   Pfizer, Inc.                                          1,319,000        37,407
   Wyeth                                                   500,000        25,420
  ------------------------------------------------------------------------------
                                                                         114,472
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 4.8%
   Analog Devices, Inc.                                    600,000        17,634
   Intel Corp.                                           1,150,000        23,655
   Maxim Integrated Products, Inc.                         556,000        15,607
  ------------------------------------------------------------------------------
                                                                          56,896
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 11.2%
   AT&T, Inc.                                              846,000        27,546
   BellSouth Corp.                                         491,000        20,990
   Deutsche Telekom A.G. ADR                             1,773,000        28,137
   Nokia OYJ ADR                                         1,258,000        24,770
   Verizon Communications, Inc.                            835,000        31,004
  ------------------------------------------------------------------------------
                                                                         132,447
  ------------------------------------------------------------------------------
  TOYS, GAMES & HOBBIES - 1.3%
   Mattel, Inc.                                            770,000        15,169
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


EQUITY FUNDS   40   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.6% - CONTINUED
  TRANSPORTATION - 2.1%
   United Parcel Service, Inc.,
     Class B                                               337,000       $24,244
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $973,018)                                                      1,128,590

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENT - 2.0%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                        $23,339        23,339
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $23,339)                                                          23,339
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 97.6%
  ------------------------------------------------------------------------------
  (COST $996,357)                                                      1,151,929
   Other Assets less Liabilities
     - 2.4%                                                               28,118
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                 $1,180,047

At September 30, 2006, the industry sectors for the Large Cap Value Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Consumer Discretionary                                                    14.7%
  Consumer Staples                                                          12.7
  Energy                                                                     4.6
  Financials                                                                16.1
  Health Care                                                               14.0
  Industrials                                                               11.0
  Information Technology                                                     7.2
  Materials                                                                 10.2
  Telecommunication Services                                                 9.5
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   41   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
MID CAP GROWTH FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9%
  AEROSPACE/DEFENSE - 1.3%
   Rockwell Collins, Inc.                                   47,200        $2,588
  ------------------------------------------------------------------------------
  APPAREL - 2.7%
   Guess?, Inc. *                                           46,400         2,252
   Polo Ralph Lauren Corp.                                  51,800         3,351
  ------------------------------------------------------------------------------
                                                                           5,603
  ------------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 1.2%
   Autoliv, Inc.                                            45,200         2,491
  ------------------------------------------------------------------------------
  BEVERAGES - 1.3%
   Pepsi Bottling Group, Inc.                               75,100         2,666
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 4.5%
   Dun & Bradstreet Corp. *                                 42,800         3,210
   ITT Educational Services, Inc. *                         51,000         3,381
   McKesson Corp.                                           48,300         2,546
  ------------------------------------------------------------------------------
                                                                           9,137
  ------------------------------------------------------------------------------
  COMPUTERS - 0.8%
  Western Digital Corp. *                                   88,900         1,609
  ------------------------------------------------------------------------------
  COSMETICS/PERSONAL CARE - 1.2%
   Avon Products, Inc.                                      82,400         2,526
  ------------------------------------------------------------------------------
  DATA PROCESSING - 2.7%
   Ceridian Corp. *                                        113,300         2,534
   Global Payments, Inc.                                    70,400         3,098
  ------------------------------------------------------------------------------
                                                                           5,632
  ------------------------------------------------------------------------------
  DISTRIBUTION/WHOLESALE - 1.1%
   Grainger (W.W.), Inc.                                    33,200         2,225
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES -
   1.4%
   CIT Group, Inc.                                          60,800         2,957
  ------------------------------------------------------------------------------
  ELECTRONICS - 2.8%
   Mettler-Toledo International,
     Inc. *                                                 47,200         3,122
   Thomas & Betts Corp. *                                   53,200         2,538
  ------------------------------------------------------------------------------
                                                                           5,660
  ------------------------------------------------------------------------------
  ENTERTAINMENT - 1.2%
   DreamWorks Animation SKG, Inc.,
     Class A *                                             101,600         2,531
  ------------------------------------------------------------------------------
  FOOD - 2.7%
   Campbell Soup Co.                                        65,800         2,402
   Dean Foods Co. *                                         72,500         3,046
  ------------------------------------------------------------------------------
                                                                           5,448
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 2.1%
   Becton, Dickinson & Co.                                  29,600         2,092
   Dentsply International, Inc.                             73,900         2,225
  ------------------------------------------------------------------------------
                                                                           4,317
  ------------------------------------------------------------------------------

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  HEALTHCARE - SERVICES - 10.1%
   Caremark Rx, Inc.                                        58,700        $3,327
   Coventry Health Care, Inc. *                             39,500         2,035
   Express Scripts, Inc. *                                  33,200         2,506
   Humana, Inc. *                                           40,100         2,650
   Laboratory Corp. of America
     Holdings *                                             55,700         3,652
   Manor Care, Inc.                                         76,000         3,974
   Pediatrix Medical Group, Inc. *                          54,500         2,485
  ------------------------------------------------------------------------------
                                                                          20,629
  ------------------------------------------------------------------------------
  HOUSEHOLD DURABLES - 1.0%
   Harman International Industries,
     Inc.                                                   24,200         2,019
  ------------------------------------------------------------------------------
  INSURANCE - 6.1%
   AMBAC Financial Group, Inc.                              40,200         3,327
   Assurant, Inc.                                           66,200         3,536
   Radian Group, Inc.                                       51,700         3,102
   W.R. Berkley Corp.                                       73,000         2,583
  ------------------------------------------------------------------------------
                                                                          12,548
  ------------------------------------------------------------------------------
  INTERNET - 1.0%
   Websense, Inc. *                                         94,500         2,042
  ------------------------------------------------------------------------------
  IRON/STEEL - 1.0%
   Allegheny Technologies, Inc.                             32,300         2,009
  ------------------------------------------------------------------------------
  LEISURE TIME - 1.6%
   Harley-Davidson, Inc.                                    52,200         3,276
  ------------------------------------------------------------------------------
  MACHINERY - CONSTRUCTION &
   MINING - 0.9%
   JLG Industries, Inc.                                     89,900         1,781
  ------------------------------------------------------------------------------
  MACHINERY - DIVERSIFIED - 2.0%
   Graco, Inc.                                              57,900         2,262
   Rockwell Automation, Inc.                                32,000         1,859
  ------------------------------------------------------------------------------
                                                                           4,121
  ------------------------------------------------------------------------------
  MINING - 1.5%
  Freeport-McMoRan Copper & Gold,
   Inc., Class B                                            56,500         3,009
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 3.0%
   Carlisle Cos., Inc.                                      25,200         2,119
   SPX Corp.                                                31,900         1,705
   Textron, Inc.                                            26,000         2,275
  ------------------------------------------------------------------------------
                                                                           6,099
  ------------------------------------------------------------------------------
  NETWORKING PRODUCTS - 1.2%
   Foundry Networks, Inc. *                                180,000         2,367
  ------------------------------------------------------------------------------
  OIL & GAS - 5.1%
   EOG Resources, Inc.                                      35,400         2,303
   Noble Energy, Inc.                                       44,900         2,047
   Sunoco, Inc.                                             32,700         2,034

See Notes to the Financial Statements.


EQUITY FUNDS   42   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  OIL & GAS - 5.1% - (CONTINUED)
   Talisman Energy, Inc.                                   144,000        $2,359
   Tesoro Corp.                                             29,500         1,710
  ------------------------------------------------------------------------------
                                                                          10,453
  ------------------------------------------------------------------------------
  OIL & GAS SERVICES - 2.7%
   Cameron International Corp. *                            39,200         1,894
   Grant Prideco, Inc. *                                    49,300         1,875
   SEACOR Holdings, Inc. *                                  20,600         1,699
  ------------------------------------------------------------------------------
                                                                           5,468
  ------------------------------------------------------------------------------
  PACKAGING & CONTAINERS - 1.1%
   Pactiv Corp. *                                           75,900         2,157
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 2.8%
   Endo Pharmaceuticals Holdings,
     Inc. *                                                 85,800         2,793
   Gilead Sciences, Inc. *                                  43,600         2,995
  ------------------------------------------------------------------------------
                                                                           5,788
  ------------------------------------------------------------------------------
  RESTAURANTS - 1.3%
   Darden Restaurants, Inc.                                 65,000         2,761
  ------------------------------------------------------------------------------
  RETAIL - 11.5%
   American Eagle Outfitters, Inc.                          86,400         3,787
   Dick's Sporting Goods, Inc. *                            47,200         2,149
   Limited Brands                                          123,900         3,282
   Nordstrom, Inc.                                          68,800         2,910
   Penney (J.C.) Co., Inc.                                  40,200         2,749
   Staples, Inc.                                           104,300         2,538
   Starbucks Corp. *                                        71,300         2,428
   TJX Cos., Inc.                                          134,400         3,767
  ------------------------------------------------------------------------------
                                                                          23,610
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 6.5%
   Emulex Corp. *                                          146,000         2,653
   Intersil Corp., Class A                                  95,500         2,344
   Lam Research Corp. *                                     53,200         2,411
   Microchip Technology, Inc.                               70,700         2,292
   National Semiconductor Corp.                            110,400         2,598
   NVIDIA Corp. *                                           35,000         1,036
  ------------------------------------------------------------------------------
                                                                          13,334
  ------------------------------------------------------------------------------
  SOFTWARE - 4.7%
   BEA Systems, Inc. *                                     245,400         3,730
   Cadence Design Systems, Inc. *                          139,300         2,362
   Intuit, Inc. *                                          112,700         3,617
  ------------------------------------------------------------------------------
                                                                           9,709
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS EQUIPMENT -
   2.2%
   Adtran, Inc.                                             94,900         2,263

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  TELECOMMUNICATIONS EQUIPMENT - 2.2%
   - (CONTINUED)
   Tellabs, Inc. *                                         196,000        $2,148
  ------------------------------------------------------------------------------
                                                                           4,411
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS SERVICES - 1.3%
   Amdocs Ltd. *                                            69,600         2,756
  ------------------------------------------------------------------------------
  TRANSPORTATION - 3.3%
   CH Robinson Worldwide, Inc.                              42,800         1,908
   CSX Corp.                                                68,200         2,239
   Landstar System, Inc.                                    61,600         2,630
  ------------------------------------------------------------------------------
                                                                           6,777
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $192,919)                                                        202,514

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)       (000S)
  SHORT-TERM INVESTMENT - 0.3%
   UBS A.G., Grand Cayman, Eurodollar
     Time Deposit, 5.38%, 10/2/06                             $571           571
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $571)                                                                571
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 99.2%
  ------------------------------------------------------------------------------
  (COST $193,490)                                                        203,085
   Other Assets less Liabilities -
     0.8%                                                                  1,745
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $204,830

*    Non-Income Producing Security

At September 30, 2006, the industry sectors for the Mid Cap Growth Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Consumer Discretionary                                                    22.5%
  Consumer Staples                                                           5.3
  Energy                                                                     7.9
  Financials                                                                 7.7
  Health Care                                                               16.4
  Industrials                                                               14.5
  Information Technology                                                    22.2
  Materials                                                                  3.5
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   43   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SELECT EQUITY FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.0%
  ADVERTISING - 2.3%
   Omnicom Group, Inc.                                      48,000        $4,493
  ------------------------------------------------------------------------------
  AEROSPACE/DEFENSE - 9.6%
   Boeing (The) Co.                                         57,000         4,494
   Lockheed Martin Corp.                                    72,400         6,231
   Raytheon Co.                                            104,000         4,993
   United Technologies Corp.                                53,000         3,358
  ------------------------------------------------------------------------------
                                                                          19,076
  ------------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 1.7%
   Autoliv, Inc.                                            62,000         3,417
  ------------------------------------------------------------------------------
  BEVERAGES - 5.5%
   Diageo PLC ADR                                           35,000         2,486
   Pepsi Bottling Group, Inc.                               82,000         2,911
   PepsiCo, Inc.                                            85,100         5,554
  ------------------------------------------------------------------------------
                                                                          10,951
  ------------------------------------------------------------------------------
  BIOTECHNOLOGY - 0.9%
   Amgen, Inc. *                                            26,000         1,860
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 2.0%
   McKesson Corp.                                           75,500         3,980
  ------------------------------------------------------------------------------
  COMPUTERS - 5.3%
   Hewlett-Packard Co.                                     185,000         6,788
  IBM Corp.                                                 44,800         3,671
  ------------------------------------------------------------------------------
                                                                          10,459
  ------------------------------------------------------------------------------
  COSMETICS/PERSONAL CARE - 2.4%
   Colgate-Palmolive Co.                                    76,500         4,751
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES -
   5.3%
   Lehman Brothers Holdings, Inc.                           52,500         3,878
   Morgan Stanley                                           34,200         2,493
   UBS A.G.                                                 68,000         4,033
  ------------------------------------------------------------------------------
                                                                          10,404
  ------------------------------------------------------------------------------
  ELECTRIC - 2.1%
   TXU Corp.                                                67,500         4,220
  ------------------------------------------------------------------------------
  ENGINEERING & CONSTRUCTION - 1.9%
   ABB Ltd. ADR                                            290,000         3,822
  ------------------------------------------------------------------------------
  ENVIRONMENTAL CONTROL - 1.7%
   Waste Management, Inc.                                   90,000         3,301
  ------------------------------------------------------------------------------
  FOOD - 2.9%
   General Mills, Inc.                                     100,000         5,660
  ------------------------------------------------------------------------------
  HEALTHCARE - SERVICES - 2.5%
   Humana, Inc. *                                           31,300         2,068
   Laboratory Corp. of America
     Holdings *                                             45,000         2,951
  ------------------------------------------------------------------------------
                                                                           5,019
  ------------------------------------------------------------------------------

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.0% - CONTINUED
  INSURANCE - 3.4%
   Genworth Financial, Inc., Class A                        70,300        $2,461
   Prudential Financial, Inc.                               55,000         4,194
  ------------------------------------------------------------------------------
                                                                           6,655
  ------------------------------------------------------------------------------
  MACHINERY - CONSTRUCTION & MINING
   - 1.0%
   Caterpillar, Inc.                                        30,000         1,974
  ------------------------------------------------------------------------------
  MEDIA - 1.5%
   McGraw-Hill Cos. (The), Inc.                             52,200         3,029
  ------------------------------------------------------------------------------
  MINING - 1.0%
   Freeport-McMoRan Copper & Gold,
     Inc., Class B                                          36,500         1,944
  ------------------------------------------------------------------------------
  OIL & GAS - 3.5%
   Marathon Oil Corp.                                       62,500         4,806
   Noble Energy, Inc.                                       45,500         2,075
  ------------------------------------------------------------------------------
                                                                           6,881
  ------------------------------------------------------------------------------
  PACKAGING & CONTAINERS - 1.1%
   Pactiv Corp. *                                           73,900         2,100
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 10.6%
   AstraZeneca PLC ADR                                      93,500         5,844
   Caremark Rx, Inc.                                        46,000         2,607
   Forest Laboratories, Inc. *                              64,800         3,279
   Merck & Co., Inc.                                       142,400         5,966
   Wyeth                                                    64,000         3,254
  ------------------------------------------------------------------------------
                                                                          20,950
  ------------------------------------------------------------------------------
  RETAIL - 7.4%
   American Eagle Outfitters, Inc.                         129,000         5,654
   Kohl's Corp. *                                           92,000         5,973
   Office Depot, Inc. *                                     76,000         3,017
  ------------------------------------------------------------------------------
                                                                          14,644
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 4.9%
   Intersil Corp., Class A                                  75,500         1,854
   Micron Technology, Inc. *                               152,000         2,645
   Taiwan Semiconductor Manufacturing
     Co. Ltd. ADR                                          200,000         1,920
   Texas Instruments, Inc.                                  97,000         3,225
  ------------------------------------------------------------------------------
                                                                           9,644
  ------------------------------------------------------------------------------
  SOFTWARE - 8.0%
   BEA Systems, Inc. *                                     240,000         3,648
   IMS Health, Inc.                                         95,500         2,544
   Microsoft Corp.                                         250,000         6,833
   Oracle Corp. *                                          164,000         2,909
  ------------------------------------------------------------------------------
                                                                          15,934
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 10.5%
   Amdocs Ltd. *                                            87,800         3,477

See Notes to the Financial Statements.


EQUITY FUNDS   44   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.0% - CONTINUED
  TELECOMMUNICATIONS - 10.5% - (CONTINUED)
   America Movil S.A. de C.V. ADR,
     Series L                                               77,000        $3,031
   Cisco Systems, Inc. *                                   365,000         8,395
   Motorola, Inc.                                          115,000         2,875
   Nokia OYJ ADR                                           155,000         3,052
  ------------------------------------------------------------------------------
                                                                          20,830
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $178,791)                                                        195,998

                                                         PRINCIPAL
                                                           AMOUNT          VALUE
                                                           (000S)         (000S)
  SHORT-TERM INVESTMENT - 0.6%
   UBS A.G., Grand Cayman, Eurodollar
     Time Deposit, 5.38%, 10/2/06                           $1,174         1,174
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $1,174)                                                            1,174
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 99.6%
  ------------------------------------------------------------------------------
  (COST $179,965)                                                        197,172
  ------------------------------------------------------------------------------
   Other Assets less Liabilities - 0.4%                                      726
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $197,898

*    Non-Income Producing Security

At September 30, 2006, the industry sectors for the Select Equity Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Consumer Discretionary                                                    13.1%
  Consumer Staples                                                          10.9
  Energy                                                                     3.5
  Financials                                                                 8.7
  Health Care                                                               17.4
  Industrials                                                               14.4
  Information Technology                                                    26.1
  Materials                                                                  2.1
  Telecommunication Services                                                 1.6
  Utilities                                                                  2.2
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   45   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP GROWTH FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 100.2%
  AEROSPACE/DEFENSE - 3.3%
   Armor Holdings, Inc. *                                    8,400          $482
   BE Aerospace, Inc. *                                     21,500           453
   Orbital Sciences Corp. *                                 19,300           362
   United Industrial Corp. of New
     York                                                    7,400           396
  ------------------------------------------------------------------------------
                                                                           1,693
  ------------------------------------------------------------------------------
  APPAREL - 4.0%
   Guess?, Inc. *                                           12,100           587
   Phillips-Van Heusen Corp.                                15,700           656
   Steven Madden Ltd.                                       13,400           526
   Wolverine World Wide, Inc.                               10,500           297
  ------------------------------------------------------------------------------
                                                                           2,066
  ------------------------------------------------------------------------------
  BANKS - 3.9%
   Banner Corp.                                              8,300           340
   East-West Bancorp, Inc.                                   8,400           333
   Integra Bank Corp.                                       13,200           334
   Peoples Bancorp, Inc. of Ohio                            11,400           333
   Renasant Corp.                                           12,100           340
   Sterling Bancshares, Inc. of Texas                       16,800           340
  ------------------------------------------------------------------------------
                                                                           2,020
  ------------------------------------------------------------------------------
  BIOTECHNOLOGY - 2.1%
   Bio-Rad Laboratories, Inc., Class
     A *                                                     8,100           573
   Exelixis, Inc. *                                         29,700           259
   Savient Pharmaceuticals, Inc. *                          40,700           265
  ------------------------------------------------------------------------------
                                                                           1,097
  ------------------------------------------------------------------------------
  BUILDING MATERIALS - 1.1%
   Genlyte Group, Inc. *                                     7,700           548
  ------------------------------------------------------------------------------
  CHEMICALS - 1.6%
   Arch Chemicals, Inc.                                     11,900           338
   Spartech Corp.                                           19,000           509
  ------------------------------------------------------------------------------
                                                                             847
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 9.4%
   AMN Healthcare Services, Inc. *                          23,100           549
   Consolidated Graphics, Inc. *                             5,400           325
   Corvel Corp. *                                            8,000           281
   Forrester Research, Inc. *                               15,300           403
   Gartner, Inc. *                                          22,600           397
   Heidrick & Struggles
     International, Inc. *                                  10,500           378
   ICT Group, Inc. *                                        14,900           469
   MPS Group, Inc. *                                        35,300           533
   Parexel International Corp. *                            17,100           566
   PeopleSupport, Inc. *                                    27,900           516

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 100.2% - CONTINUED
  COMMERCIAL SERVICES - 9.4% - (CONTINUED)
   Sotheby's                                                15,200          $490
  ------------------------------------------------------------------------------
                                                                           4,907
  ------------------------------------------------------------------------------
  COMPUTERS - 6.4%
   Ansoft Corp. *                                           18,800           468
   COMSYS IT Partners, Inc. *                               21,500           370
   Factset Research Systems, Inc.                            9,500           461
   IHS, Inc., Class A *                                     15,700           504
   McData Corp., Class A *                                 101,300           509
   SYKES Enterprises, Inc. *                                30,200           615
   Tyler Technologies, Inc. *                               32,900           425
  ------------------------------------------------------------------------------
                                                                           3,352
  ------------------------------------------------------------------------------
  DISTRIBUTION/WHOLESALE - 0.9%
   Brightpoint, Inc. *                                      31,300           445
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES -
   2.2%
   Advanta Corp., Class B                                   17,200           635
   World Acceptance Corp. *                                 11,800           519
  ------------------------------------------------------------------------------
                                                                           1,154
  ------------------------------------------------------------------------------
  ELECTRICAL COMPONENTS & EQUIPMENT
   - 3.7%
   Advanced Energy Industries, Inc. *                       32,600           556
   General Cable Corp. *                                    18,300           699
   Superior Essex, Inc. *                                   18,900           647
  ------------------------------------------------------------------------------
                                                                           1,902
  ------------------------------------------------------------------------------
  ELECTRONICS - 4.3%
   Cymer, Inc. *                                            12,800           562
   Rofin-Sinar Technologies, Inc. *                         11,400           693
   Rogers Corp. *                                            7,800           482
   Varian, Inc. *                                           10,800           495
  ------------------------------------------------------------------------------
                                                                           2,232
  ------------------------------------------------------------------------------
  ENERGY - ALTERNATE SOURCES - 0.2%
   Aventine Renewable Energy Holdings,
     Inc. * (1) (2)                                          3,500            75
   Aventine Renewable Energy Holdings,
     Inc. *                                                  1,581            34
  ------------------------------------------------------------------------------
                                                                             109
  ------------------------------------------------------------------------------
  ENGINEERING & CONSTRUCTION - 0.9%
   EMCOR Group, Inc. *                                       8,200           450
  ------------------------------------------------------------------------------
  HAND/MACHINE TOOLS - 1.1%
   Regal-Beloit Corp.                                       12,800           557
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 4.8%
   Bruker BioSciences Corp. *                               57,900           406
   ICU Medical, Inc. *                                      10,300           468
   Immucor, Inc. *                                          23,100           518
   Intuitive Surgical, Inc. *                                4,000           422

See Notes to the Financial Statements.


EQUITY FUNDS   46   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 100.2% - CONTINUED
  HEALTHCARE - PRODUCTS - 4.8% -
  (CONTINUED)
   LCA-Vision, Inc.                                          4,300          $177
   Palomar Medical Technologies,
     Inc. *                                                 12,300           519
  ------------------------------------------------------------------------------
                                                                           2,510
  ------------------------------------------------------------------------------
  HEALTHCARE - SERVICES - 3.5%
   Healthways, Inc. *                                       10,100           450
   Magellan Health Services, Inc. *                          8,700           371
   Res-Care, Inc. *                                         25,100           504
   Sunrise Senior Living, Inc. *                            16,900           505
  ------------------------------------------------------------------------------
                                                                           1,830
  ------------------------------------------------------------------------------
  INSURANCE - 3.6%
   CNA Surety Corp. *                                       24,200           489
   Delphi Financial Group, Inc.,
     Class A                                                12,000           478
   Ohio Casualty Corp.                                      11,900           308
   Selective Insurance Group, Inc.                          11,600           610
  ------------------------------------------------------------------------------
                                                                           1,885
  ------------------------------------------------------------------------------
  INTERNET - 4.7%
   Digital Insight Corp. *                                  15,700           460
   Digital River, Inc. *                                    11,700           598
   Harris Interactive, Inc. *                               78,800           481
   Knot, Inc. (The) *                                       22,500           498
   TriZetto Group, Inc. *                                   25,400           385
  ------------------------------------------------------------------------------
                                                                           2,422
  ------------------------------------------------------------------------------
  IRON/STEEL - 2.3%
   Carpenter Technology Corp.                                2,900           312
   Chaparral Steel Co. *                                    10,500           358
   Oregon Steel Mills, Inc. *                               11,000           537
  ------------------------------------------------------------------------------
                                                                           1,207
  ------------------------------------------------------------------------------
  LEISURE TIME - 0.9%
   Ambassadors Group, Inc.                                  16,600           469
  ------------------------------------------------------------------------------
  MACHINERY - CONSTRUCTION & MINING
   - 0.8%
   Bucyrus International, Inc.,
     Class A                                                 9,800           416
  ------------------------------------------------------------------------------
  MACHINERY - DIVERSIFIED - 1.3%
   Middleby Corp. *                                          4,900           377
   Wabtec Corp.                                             10,500           285
  ------------------------------------------------------------------------------
                                                                             662
  ------------------------------------------------------------------------------
  METAL FABRICATION/HARDWARE - 1.8%
   Kaydon Corp.                                             11,300           418
   Mueller Industries, Inc.                                 14,400           507
  ------------------------------------------------------------------------------
                                                                             925
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 1.1%
   Crane Co.                                                14,000           585
  ------------------------------------------------------------------------------

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 100.2% - CONTINUED
  OFFICE FURNISHINGS - 0.9%
   Knoll, Inc.                                              23,100          $467
  ------------------------------------------------------------------------------
  OFFICE/BUSINESS EQUIPMENT - 0.8%
   Global Imaging Systems, Inc. *                           19,800           437
  ------------------------------------------------------------------------------
  OIL & GAS - 0.6%
   Delek US Holdings, Inc. *                                16,800           311
  ------------------------------------------------------------------------------
  OIL & GAS SERVICES - 4.3%
   Global Industries Ltd. *                                 30,000           467
   Matrix Service Co. *                                     16,100           211
   SEACOR Holdings, Inc. *                                   5,200           429
   Trico Marine Services, Inc. *                            12,100           408
   Universal Compression Holdings,
     Inc. *                                                  7,000           374
   Veritas DGC, Inc. *                                       5,400           355
  ------------------------------------------------------------------------------
                                                                           2,244
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 2.8%
   Cypress Bioscience, Inc. *                               37,400           273
   Noven Pharmaceuticals, Inc. *                            10,700           258
   Penwest Pharmaceuticals Co. *                            14,300           238
   Tanox, Inc. *                                            20,800           246
   USANA Health Sciences, Inc. *                             9,400           419
  ------------------------------------------------------------------------------
                                                                           1,434
  ------------------------------------------------------------------------------
  RETAIL - 7.5%
   Buffalo Wild Wings, Inc. *                               13,800           528
   Cache, Inc. *                                            29,000           519
   Casual Male Retail Group, Inc. *                         22,200           305
   Charlotte Russe Holding, Inc. *                          22,400           617
   Christopher & Banks Corp.                                17,500           516
   Men's Wearhouse, Inc.                                    13,900           517
   Ruth's Chris Steak House *                               24,900           468
   Tween Brands, Inc. *                                     11,700           440
  ------------------------------------------------------------------------------
                                                                           3,910
  ------------------------------------------------------------------------------
  SAVINGS & LOANS - 1.0%
   First Place Financial Corp. of
     Ohio                                                   23,700           537
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 2.8%
   Cirrus Logic, Inc. *                                     59,600           435
   Emulex Corp. *                                           23,800           432
   Silicon Image, Inc. *                                    46,300           589
  ------------------------------------------------------------------------------
                                                                           1,456
  ------------------------------------------------------------------------------
  SOFTWARE - 6.0%
   DivX, Inc. *                                              8,200           195
   Informatica Corp. *                                      33,800           459
   INVESTools, Inc. *                                       46,600           495

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   47   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
SMALL CAP GROWTH FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 100.2% - CONTINUED
  SOFTWARE - 6.0% - (CONTINUED)
   Omnicell, Inc. *                                         29,200          $523
   Per-Se Technologies, Inc. *                              25,600           583
   Sybase, Inc. *                                           15,500           376
   Transaction Systems Architects,
     Inc. *                                                 14,300           491
  ------------------------------------------------------------------------------
                                                                           3,122
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 3.6%
   Anixter International, Inc. *                            12,200           689
   CommScope, Inc. *                                        20,000           657
   Polycom, Inc. *                                          21,800           535
  ------------------------------------------------------------------------------
                                                                           1,881
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $48,583)                                                          52,089

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)       (000S)
  SHORT-TERM INVESTMENT - 0.2%
   UBS AG, Grand Cayman, Eurodollar
     Time Deposit, 5.38%, 10/2/06                              $79            79
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $79)                                                                  79
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.4%
  ------------------------------------------------------------------------------
  (COST $48,662)                                                          52,168
  ------------------------------------------------------------------------------
   Liabilities less Other Assets -
     (0.4)%                                                                 (186)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                    $51,982

*    Non-Income Producing Security

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security that has been deemed illiquid. At September 30, 2006, the value of this restricted illiquid security amounted to approximately $75,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

                                               ACQUISITION
                                 ACQUISITION       COST
  SECURITY                           DATE         (000S)
   Aventine Renewable Energy
     Holdings, Inc.               5/12/06             $137
   -------------------------------------------------------

At September 30, 2006, the industry sectors for the Small Cap Growth Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Consumer Discretionary                                                    15.2%
  Consumer Staples                                                           0.8
  Energy                                                                     5.1
  Financials                                                                10.7
  Health Care                                                               18.9
  Industrials                                                               19.6
  Information Technology                                                    25.8
  Materials                                                                  3.9
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


EQUITY FUNDS   48   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
SMALL CAP VALUE FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7%
  AEROSPACE/DEFENSE - 2.0%
   EDO Corp.                                                10,300          $236
   Esterline Technologies Corp. *                          116,863         3,945
   Heico Corp.                                              13,860           475
   Moog, Inc., Class A *                                   134,350         4,657
   Orbital Sciences Corp. *                                 45,431           853
   Sequa Corp., Class A *                                    5,500           516
   Triumph Group, Inc.                                       1,514            64
  ------------------------------------------------------------------------------
                                                                          10,746
  ------------------------------------------------------------------------------
  AGRICULTURE - 0.0%
   Andersons (The), Inc.                                     2,300            79
  ------------------------------------------------------------------------------
  AIRLINES - 0.5%
   Mesa Air Group, Inc. *                                    3,753            29
   Skywest, Inc.                                           116,884         2,866
  ------------------------------------------------------------------------------
                                                                           2,895
  ------------------------------------------------------------------------------
  APPAREL - 1.6%
   Deckers Outdoor Corp. *                                  15,600           738
   Gymboree Corp. *                                          2,939           124
   Kellwood Co.                                             42,050         1,212
   Phillips-Van Heusen Corp.                                62,883         2,627
   Skechers U.S.A., Inc., Class A *                         52,000         1,222
   Stride Rite Corp.                                       108,675         1,517
   Superior Uniform Group, Inc.                              9,800           122
   Warnaco Group (The), Inc. *                              24,000           464
   Wolverine World Wide, Inc.                               22,207           629
  ------------------------------------------------------------------------------
                                                                           8,655
  ------------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 0.7%
   Aftermarket Technology Corp. *                           41,955           745
   ArvinMeritor, Inc.                                        4,900            70
   Bandag, Inc.                                             66,817         2,742
   Modine Manufacturing Co.                                 14,996           365
  ------------------------------------------------------------------------------
                                                                           3,922
  ------------------------------------------------------------------------------
  BANKS - 15.5%
   1st Source Corp.                                         76,505         2,258
   Alabama National Bancorp                                 14,681         1,002
   Amcore Financial, Inc.                                   33,231         1,007
   AmericanWest Bancorp                                      6,595           140
   Ameris Bancorp                                           71,128         1,935
   Bancfirst Corp.                                          31,144         1,455
   BancorpSouth, Inc.                                      113,310         3,146
   Bank Mutual Corp.                                         7,600            92
   Bank of Granite Corp.                                     8,424           148
   Banner Corp.                                             47,141         1,935

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  BANKS - 15.5% - (CONTINUED)
   Berkshire Bancorp, Inc.                                  10,202          $163
   Boston Private Financial Holdings,
     Inc.                                                   15,500           432
   Capital Bank Corp.                                       11,049           194
   Capital City Bank Group, Inc.                             9,092           283
   Capital Crossing Bank *                                   1,939            56
   Capitol Bancorp Ltd.                                      9,500           423
   Cathay General Bancorp                                    1,348            49
   Central Pacific Financial Corp.                          48,884         1,788
   Chemical Financial Corp.                                 34,473         1,023
   Chittenden Corp.                                         21,400           614
   Citizens & Northern Corp.                                 1,780            40
   Citizens Banking Corp. of Michigan                       67,498         1,773
   City Holding Co.                                          8,925           356
   Columbia Banking System, Inc.                             2,447            78
   Community Bank System, Inc.                             172,798         3,829
   Community Banks, Inc.                                    10,300           276
   Community Trust Bancorp, Inc.                            49,511         1,864
   Corus Bankshares, Inc.                                   25,586           572
   Farmers Capital Bank Corp.                                  700            24
   First Bancorp of North Carolina                          12,309           251
   First Charter Corp.                                      41,268           993
   First Citizens BancShares, Inc. of
     North Carolina, Class A                                15,778         3,015
   First Citizens BancShares, Inc. of
     North Carolina, Class B                                   100            20
   First Commonwealth Financial Corp.                      182,143         2,373
   First Community Bancorp, Inc. of
     California                                             17,110           957
   First Community Bancshares, Inc.
     of Virginia                                            10,729           358
   First Financial Corp. of Indiana                         59,840         1,910
   First Indiana Corp.                                      22,880           595
   First M & F Corp.                                        15,677           287
   First Merchants Corp.                                    51,116         1,209
   First Republic Bank of California                        29,620         1,261
   First State Bancorporation of New
     Mexico                                                  4,030           105
   FirstMerit Corp.                                         33,200           769
   Flag Financial Corp.                                      8,477           212
   FNB Corp. of Pennsylvania                                29,300           488
   GB&T Bancshares, Inc.                                    35,502           747
   Greater Bay Bancorp                                     111,804         3,154
   Greene County Bancshares, Inc.                            4,200           154
   Hancock Holding Co.                                      77,537         4,152
   Hanmi Financial Corp.                                    45,336           889
   Harleysville National Corp.                              23,854           480

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   49   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  BANKS - 15.5% - (CONTINUED)
   Heartland Financial USA, Inc.                            16,431          $422
   Heritage Commerce Corp.                                   4,022            93
   IBERIABANK Corp.                                          4,711           287
   Independent Bank Corp. of
     Massachusetts                                          15,081           490
   Integra Bank Corp.                                       12,541           317
   Irwin Financial Corp.                                    33,500           655
   ITLA Capital Corp.                                       28,119         1,512
   Lakeland Bancorp, Inc.                                   22,221           317
   Macatawa Bank Corp.                                       2,022            46
   Main Street Trust, Inc.                                   3,205           110
   MainSource Financial Group, Inc.                          6,779           115
   MB Financial, Inc.                                       19,551           721
   MBT Financial Corp.                                      14,057           209
   Mercantile Bank Corp.                                     7,876           312
   Mid-State Bancshares                                      6,447           176
   National Penn Bancshares, Inc.                           24,707           485
   NBT Bancorp, Inc.                                        15,700           365
   Old National Bancorp of Indiana                         111,134         2,123
   Omega Financial Corp.                                     1,443            43
   Peoples Bancorp, Inc. of Ohio                             9,535           279
   Prosperity Bancshares, Inc.                              13,700           466
   Provident Bankshares Corp.                               32,528         1,205
   Renasant Corp.                                           13,155           369
   Republic Bancorp, Inc. of
     Kentucky, Class A                                      31,951           676
   Republic Bancorp, Inc. of Michigan                       33,100           441
   SCBT Financial Corp.                                      4,200           157
   Security Bank Corp. of Georgia                           10,003           226
   Simmons First National Corp.,
     Class A                                                47,848         1,388
   Southwest Bancorp, Inc. of
     Oklahoma                                               14,154           365
   Sterling Bancshares, Inc. of Texas                       22,800           462
   Sterling Financial Corp. of
     Pennsylvania                                           23,872           525
   Sterling Financial Corp. of
     Washington                                            113,489         3,680
   Sun Bancorp, Inc. of New Jersey *                         8,654           163
   Susquehanna Bancshares, Inc.                            119,690         2,925
   Taylor Capital Group, Inc.                                1,010            30
   UMB Financial Corp.                                     139,956         5,118
   Umpqua Holdings Corp.                                    46,495         1,330
   Union Bankshares Corp. of Virginia                        4,100           182
   Univest Corp. of Pennsylvania                            31,479           909
   Virginia Financial Group, Inc.                           11,817           325
   Washington Trust Bancorp, Inc.                            6,800           180
   WesBanco, Inc.                                           55,450         1,620

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  BANKS - 15.5% - (CONTINUED)
   Wintrust Financial Corp.                                 10,482          $526
   Yardville National Bancorp                               18,101           646
  ------------------------------------------------------------------------------
                                                                          84,325
  ------------------------------------------------------------------------------
  BIOTECHNOLOGY - 0.4%
   Regeneron Pharmaceuticals, Inc. *                       150,600         2,363
  ------------------------------------------------------------------------------
  BUILDING MATERIALS - 1.0%
   Comfort Systems USA, Inc.                                17,400           200
   Lennox International, Inc.                               12,372           283
   LSI Industries, Inc.                                     42,338           688
   NCI Building Systems, Inc. *                             40,420         2,351
   Texas Industries, Inc.                                    1,700            89
   Universal Forest Products, Inc.                          32,258         1,582
  ------------------------------------------------------------------------------
                                                                           5,193
  ------------------------------------------------------------------------------
  CHEMICALS - 1.8%
   Arch Chemicals, Inc.                                     67,271         1,914
   Minerals Technologies, Inc.                              44,372         2,370
   NewMarket Corp.                                          25,235         1,468
   Penford Corp.                                             4,278            65
   PolyOne Corp. *                                          42,900           357
   Schulman (A.), Inc.                                      58,249         1,369
   Sensient Technologies Corp.                              44,684           874
   Spartech Corp.                                           42,600         1,140
  ------------------------------------------------------------------------------
                                                                           9,557
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 4.1%
   ABM Industries, Inc.                                     23,200           435
   ACE Cash Express, Inc. *                                 20,592           616
   Banta Corp.                                              18,250           869
   Bowne & Co., Inc.                                        29,500           421
   CBIZ, Inc. *                                            286,205         2,089
   Central Parking Corp.                                     7,900           130
   Clark, Inc.                                              45,800           516
   Corrections Corp. of America *                           71,685         3,100
   Cross Country Healthcare, Inc. *                         51,373           873
   Dollar Thrifty Automotive Group *                        47,200         2,104
   Electro Rent Corp. *                                     26,952           458
   Exponent, Inc. *                                         16,008           267
   Forrester Research, Inc. *                                7,322           193
   FTI Consulting, Inc. *                                    3,600            90
   Hewitt Associates, Inc., Class A *                       19,623           476
   Kelly Services, Inc., Class A                            27,975           767
   Kforce, Inc. *                                           70,000           835
   MAXIMUS, Inc.                                             8,200           214

See Notes to the Financial Statements.


EQUITY FUNDS   50   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  COMMERCIAL SERVICES - 4.1% -
   (CONTINUED)
   MPS Group, Inc. *                                       344,777        $5,210
   On Assignment, Inc. *                                    26,982           265
   Parexel International Corp. *                             2,300            76
   Source Interlink Cos., Inc. *                           107,968         1,026
   Startek, Inc.                                            36,700           458
   Stewart Enterprises, Inc., Class A                       52,078           305
   TeleTech Holdings, Inc. *                                22,863           357
   Viad Corp.                                               10,200           361
  ------------------------------------------------------------------------------
                                                                          22,511
  ------------------------------------------------------------------------------
  COMPUTERS - 1.5%
   Agilysys, Inc.                                           30,604           430
   Catapult Communications Corp. *                           6,455            54
   CIBER, Inc. *                                            59,266           393
   Hutchinson Technology, Inc. *                            36,242           762
   Imation Corp.                                            44,783         1,798
   Intergraph Corp. *                                       28,758         1,233
   MTS Systems Corp.                                        23,215           751
   Perot Systems Corp., Class A *                           78,600         1,084
   Quantum Corp. *                                           3,600             8
   Radisys Corp. *                                          66,400         1,411
   SI International, Inc. *                                  4,589           147
   SYKES Enterprises, Inc. *                                13,591           276
  ------------------------------------------------------------------------------
                                                                           8,347
  ------------------------------------------------------------------------------
  DISTRIBUTION/WHOLESALE - 0.3%
   Brightpoint, Inc. *                                      51,062           726
   Building Material Holding Corp.                          11,100           289
   United Stationers, Inc. *                                14,300           665
  ------------------------------------------------------------------------------
                                                                           1,680
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 1.6%
   Accredited Home Lenders Holding
     Co. *                                                   1,100            39
   Advanta Corp., Class A                                    4,300           146
   Advanta Corp., Class B                                   11,001           406
   CharterMac                                                3,100            62
   CompuCredit Corp. *                                      66,686         2,015
   Credit Acceptance Corp. *                                43,788         1,300
   Federal Agricultural Mortgage
     Corp., Class C                                          9,825           260
   Financial Federal Corp.                                  44,261         1,186
   Municipal Mortgage & Equity LLC                           6,057           172
   Ocwen Financial Corp. *                                 190,374         2,836
   SWS Group, Inc.                                          19,355           482
  ------------------------------------------------------------------------------
                                                                           8,904
  ------------------------------------------------------------------------------

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  ELECTRIC - 3.4%
   Avista Corp.                                             34,552          $818
   Black Hills Corp.                                        38,179         1,283
   Central Vermont Public Service
     Corp.                                                  16,000           354
   CH Energy Group, Inc.                                    16,042           826
   Cleco Corp.                                              59,105         1,492
   Duquesne Light Holdings, Inc.                            77,655         1,527
   El Paso Electric Co. *                                   16,200           362
   Empire District Electric (The) Co.                       33,123           741
   Otter Tail Corp.                                         16,766           490
   PNM Resources, Inc.                                      42,095         1,160
   UIL Holdings Corp.                                      112,815         4,231
   Unisource Energy Corp.                                  129,900         4,330
   WPS Resources Corp.                                      17,900           888
  ------------------------------------------------------------------------------
                                                                          18,502
  ------------------------------------------------------------------------------
  ELECTRICAL COMPONENTS & EQUIPMENT -
   0.8%
   Belden CDT, Inc.                                         27,100         1,036
   Encore Wire Corp. *                                      86,262         3,044
   Greatbatch, Inc. *                                        1,800            41
  ------------------------------------------------------------------------------
                                                                           4,121
  ------------------------------------------------------------------------------
  ELECTRONICS - 4.1%
   Analogic Corp.                                           11,809           606
   Bel Fuse, Inc., Class B                                  10,116           325
   Benchmark Electronics, Inc. *                           230,035         6,183
   Coherent, Inc. *                                         18,205           631
   CTS Corp.                                               135,696         1,870
   Cymer, Inc. *                                            36,300         1,594
   Electro Scientific Industries,
     Inc. *                                                 77,711         1,601
   Excel Technology, Inc. *                                  4,024           119
   FEI Co. *                                                36,579           772
   Metrologic Instruments, Inc. *                           40,300           732
   Park Electrochemical Corp.                                8,624           273
   Paxar Corp. *                                           100,761         2,013
   Rofin-Sinar Technologies, Inc. *                         23,846         1,449
   Technitrol, Inc.                                         14,806           442
   TTM Technologies, Inc. *                                 69,444           812
   Watts Water Technologies, Inc.,
     Class A                                                96,500         3,065
   Woodward Governor Co.                                     3,265           110
  ------------------------------------------------------------------------------
                                                                          22,597
  ------------------------------------------------------------------------------
  ENERGY - ALTERNATE SOURCES - 0.1%
   Headwaters, Inc. *                                       16,100           376
  ------------------------------------------------------------------------------
  ENGINEERING & CONSTRUCTION - 0.9%
   Dycom Industries, Inc. *                                 37,690           810

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   51   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  ENGINEERING & CONSTRUCTION - 0.9% -
  (CONTINUED)
   EMCOR Group, Inc. *                                      33,554        $1,840
   Washington Group International,
     Inc.                                                   39,349         2,316
  ------------------------------------------------------------------------------
                                                                           4,966
  ------------------------------------------------------------------------------
  ENTERTAINMENT - 0.6%
   Bluegreen Corp. *                                        29,812           342
   Churchill Downs, Inc.                                    11,455           482
   Vail Resorts, Inc. *                                     56,429         2,258
  ------------------------------------------------------------------------------
                                                                           3,082
  ------------------------------------------------------------------------------
  ENVIRONMENTAL CONTROL - 0.5%
   Aleris International, Inc. *                             50,330         2,544
   Waste Industries USA, Inc.                               14,092           381
  ------------------------------------------------------------------------------
                                                                           2,925
  ------------------------------------------------------------------------------
  FOOD - 2.3%
   Flowers Foods, Inc.                                     101,875         2,739
   Hain Celestial Group, Inc. *                              3,100            79
   J & J Snack Foods Corp.                                   5,034           157
   Lance, Inc.                                               7,269           160
   Nash Finch Co.                                            6,179           145
   Performance Food Group Co. *                             16,200           455
   Pilgrims Pride Corp.                                     29,800           815
   Ralcorp Holdings, Inc. *                                 22,257         1,074
   Ruddick Corp.                                           117,571         3,060
   Seaboard Corp.                                            2,055         2,476
   Weis Markets, Inc.                                       31,708         1,262
  ------------------------------------------------------------------------------
                                                                          12,422
  ------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 0.3%
   Glatfelter                                               55,809           756
   Rock-Tenn Co., Class A                                   31,886           632
   Wausau Paper Corp.                                       17,500           236
  ------------------------------------------------------------------------------
                                                                           1,624
  ------------------------------------------------------------------------------
  GAS - 2.8%
   Laclede Group (The), Inc.                                33,441         1,073
   Northwest Natural Gas Co.                                26,767         1,051
   Peoples Energy Corp.                                     41,275         1,678
   SEMCO Energy, Inc. *                                      7,600            43
   South Jersey Industries, Inc.                            40,172         1,201
   Southwest Gas Corp.                                     132,791         4,425
   Vectren Corp.                                            36,800           988
   WGL Holdings, Inc.                                      146,200         4,582
  ------------------------------------------------------------------------------
                                                                          15,041
  ------------------------------------------------------------------------------

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  HAND/MACHINE TOOLS - 0.6%
   Regal-Beloit Corp.                                       72,316        $3,146
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 0.6%
   Cantel Medical Corp. *                                    7,900           110
   Conmed Corp. *                                           63,954         1,350
   Datascope Corp.                                          18,069           605
   PSS World Medical, Inc. *                                 6,030           120
   Viasys Healthcare, Inc. *                                38,577         1,051
  ------------------------------------------------------------------------------
                                                                           3,236
  ------------------------------------------------------------------------------
  HEALTHCARE - SERVICES - 1.3%
   AMERIGROUP Corp. *                                       25,300           748
   Genesis HealthCare Corp. *                               20,714           987
   Kindred Healthcare, Inc. *                               24,400           725
   LifePoint Hospitals, Inc. *                              28,983         1,024
   Magellan Health Services, Inc. *                         15,900           677
   Res-Care, Inc. *                                         16,400           329
   Sunrise Senior Living, Inc. *                            78,546         2,346
   Symbion, Inc. *                                          10,824           199
  ------------------------------------------------------------------------------
                                                                           7,035
  ------------------------------------------------------------------------------
  HOLDING COMPANIES - DIVERSIFIED - 0.0%
   Resource America, Inc., Class A                           8,650           180
  ------------------------------------------------------------------------------
  HOME BUILDERS - 0.2%
   Lennar Corp., Class B                                    16,800           706
   M/I Homes, Inc.                                             900            32
   Skyline Corp.                                             9,013           344
   WCI Communities, Inc. *                                   8,700           152
  ------------------------------------------------------------------------------
                                                                           1,234
  ------------------------------------------------------------------------------
  HOME FURNISHINGS - 0.1%
   Hooker Furniture Corp.                                    5,500            81
   Kimball International, Inc.,
     Class B                                                11,535           222
   La-Z-Boy, Inc.                                           10,890           152
  ------------------------------------------------------------------------------
                                                                             455
  ------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS/WARES - 0.7%
   American Greetings Corp., Class A                        32,488           751
   Blyth, Inc.                                              17,888           435
   Central Garden and Pet Co. *                              9,987           482
   CSS Industries, Inc.                                     47,245         1,404
   Ennis, Inc.                                              27,591           598
   Helen of Troy Ltd. *                                      7,808           137
  ------------------------------------------------------------------------------
                                                                           3,807
  ------------------------------------------------------------------------------
  INSURANCE - 7.1%
   21st Century Insurance Group                             55,900           836

See Notes to the Financial Statements.


EQUITY FUNDS   52   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  INSURANCE - 7.1% - (CONTINUED)
   Alfa Corp.                                               45,373          $784
   American Equity Investment Life
     Holding Co.                                            28,400           348
   American Physicians Capital,
     Inc. *                                                  7,629           369
   Argonaut Group, Inc. *                                   17,851           554
   Bristol West Holdings, Inc.                              15,300           223
   CNA Surety Corp. *                                       45,200           913
   Commerce Group, Inc.                                     35,700         1,073
   Delphi Financial Group, Inc.,
     Class A                                               137,450         5,481
   Donegal Group, Inc., Class A                             12,966           262
   EMC Insurance Group, Inc.                                12,985           374
   FBL Financial Group, Inc., Class A                       15,850           530
   First Acceptance Corp. *                                 10,800           124
   FPIC Insurance Group, Inc. *                              7,600           301
   Great American Financial
     Resources, Inc.                                        62,992         1,318
   Harleysville Group, Inc.                                 21,491           752
   Horace Mann Educators Corp.                              50,897           979
   Independence Holding Co.                                 22,504           490
   Infinity Property & Casualty Corp.                       14,990           617
   LandAmerica Financial Group, Inc.                        27,423         1,804
   Midland (The) Co.                                        21,442           929
   Navigators Group, Inc. *                                 18,612           894
   Ohio Casualty Corp.                                       8,769           227
   Presidential Life Corp.                                   2,300            51
   ProAssurance Corp. *                                     46,009         2,267
   RLI Corp.                                                97,600         4,957
   Safety Insurance Group, Inc.                             14,013           682
   Selective Insurance Group, Inc.                         100,931         5,310
   State Auto Financial Corp.                               29,562           903
   Stewart Information Services Corp.                       59,505         2,069
   Triad Guaranty, Inc. *                                   14,767           756
   United America Indemnity Ltd.,
     Class A *                                              11,200           252
   United Fire & Casualty Co.                               20,886           654
   Universal American Financial
     Corp. *                                                35,587           572
   USI Holdings Corp. *                                      5,395            73
  ------------------------------------------------------------------------------
                                                                          38,728
  ------------------------------------------------------------------------------
  INTERNET - 2.4%
   Avocent Corp. *                                          87,806         2,645
   Harris Interactive, Inc. *                              268,299         1,637
   Infospace, Inc. *                                         8,000           147
   Internet Security Systems, Inc. *                        77,003         2,138
   Interwoven, Inc. *                                       21,100           233
   iPass, Inc. *                                           158,372           741

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  INTERNET - 2.4% - (CONTINUED)
   Keynote Systems, Inc. *                                   3,972           $42
   RealNetworks, Inc. *                                     81,100           860
   SonicWALL, Inc. *                                         7,400            81
   TIBCO Software, Inc. *                                  269,700         2,422
   United Online, Inc.                                      32,300           393
   ValueClick, Inc. *                                       92,176         1,709
   Vignette Corp. *                                         15,200           206
  ------------------------------------------------------------------------------
                                                                          13,254
  ------------------------------------------------------------------------------
  INVESTMENT COMPANIES - 0.0%
   MCG Capital Corp.                                         6,900           113
  ------------------------------------------------------------------------------
  IRON/STEEL - 0.5%
   Gibraltar Industries, Inc.                               87,304         1,936
   Material Sciences Corp. *                                 3,200            32
   Oregon Steel Mills, Inc. *                                2,500           122
   Ryerson, Inc.                                             5,400           118
   Schnitzer Steel Industries, Inc.,
     Class A                                                20,454           645
   Shiloh Industries, Inc. *                                 4,200            57
  ------------------------------------------------------------------------------
                                                                           2,910
  ------------------------------------------------------------------------------
  LEISURE TIME - 0.1%
   Callaway Golf Co.                                        36,900           484
   Nautilus, Inc.                                           14,900           205
  ------------------------------------------------------------------------------
                                                                             689
  ------------------------------------------------------------------------------
  LODGING - 0.7%
   Aztar Corp. *                                            34,441         1,826
   Marcus Corp.                                             78,188         1,796
   MTR Gaming Group, Inc. *                                 14,000           131
  ------------------------------------------------------------------------------
                                                                           3,753
  ------------------------------------------------------------------------------
  MACHINERY - CONSTRUCTION & MINING - 0.0%
   Astec Industries, Inc. *                                  2,270            57
  ------------------------------------------------------------------------------
  MACHINERY - DIVERSIFIED - 0.9%
   Albany International Corp.,
     Class A                                                 2,600            83
   Briggs & Stratton Corp.                                  16,800           463
   Cascade Corp.                                            14,901           680
   Gehl Co. *                                                7,919           212
   NACCO Industries, Inc., Class A                           3,992           542
   Sauer-Danfoss, Inc.                                     123,885         2,971
  ------------------------------------------------------------------------------
                                                                           4,951
  ------------------------------------------------------------------------------
  MEDIA - 0.3%
   4Kids Entertainment, Inc. *                               1,200            20
   American Satellite Network                                  255             -
   Hearst-Argyle Television, Inc.                           36,900           847

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   53   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  MEDIA - 0.3% - (CONTINUED)
   Journal Communications, Inc.,
     Class A                                                16,576          $187
   Scholastic Corp. *                                       12,125           377
  ------------------------------------------------------------------------------
                                                                           1,431
  ------------------------------------------------------------------------------
  METAL FABRICATION/HARDWARE - 0.8%
   CIRCOR International, Inc.                               48,709         1,488
   Lawson Products, Inc.                                     8,345           350
   Mueller Industries, Inc.                                 12,600           443
   Quanex Corp.                                             34,660         1,052
   Worthington Industries, Inc.                             75,393         1,286
  ------------------------------------------------------------------------------
                                                                           4,619
  ------------------------------------------------------------------------------
  MINING - 0.1%
   AMCOL International Corp.                                 2,400            60
   Century Aluminum Co. *                                    2,600            88
   Stillwater Mining Co. *                                   2,200            18
   USEC, Inc.                                               18,341           177
  ------------------------------------------------------------------------------
                                                                             343
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 1.5%
   Ameron International Corp.                               19,905         1,322
   Aptargroup, Inc.                                          3,300           168
   EnPro Industries, Inc. *                                  9,800           295
   ESCO Technologies, Inc. *                                23,518         1,083
   Griffon Corp. *                                          22,323           533
   Jacuzzi Brands, Inc. *                                    9,462            94
   Myers Industries, Inc.                                   38,699           658
   Smith (A.O.) Corp.                                       87,040         3,432
   Standex International Corp.                              18,021           502
   Tredegar Corp.                                            1,255            21
  ------------------------------------------------------------------------------
                                                                           8,108
  ------------------------------------------------------------------------------
  OIL & GAS - 1.7%
   Atlas America, Inc. *                                     6,302           269
   Callon Petroleum Co. *                                    4,200            57
   Edge Petroleum Corp. *                                    7,100           117
   Giant Industries, Inc. *                                  1,200            97
   Harvest Natural Resources, Inc. *                       120,200         1,244
   Houston Exploration Co. *                                70,800         3,905
   Stone Energy Corp. *                                     68,300         2,765
   Swift Energy Co. *                                       17,200           719
   Whiting Petroleum Corp. *                                 7,100           285
  ------------------------------------------------------------------------------
                                                                           9,458
  ------------------------------------------------------------------------------
  OIL & GAS SERVICES - 0.6%
   Oil States International, Inc. *                         81,500         2,241

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  OIL & GAS SERVICES - 0.6% - (CONTINUED)
   Veritas DGC, Inc. *                                      16,451        $1,083
  ------------------------------------------------------------------------------
                                                                           3,324
  ------------------------------------------------------------------------------
  PACKAGING & CONTAINERS - 0.3%
   Greif, Inc., Class A                                     15,517         1,243
   Greif, Inc., Class B                                      4,400           324
  ------------------------------------------------------------------------------
                                                                           1,567
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 0.6%
   Alpharma, Inc., Class A                                  25,000           585
   Andrx Corp. *                                            35,564           869
   NBTY, Inc. *                                             31,011           907
   Nutraceutical International
     Corp. *                                                30,600           418
   Omega Protein Corp. *                                    18,200           118
   Viropharma, Inc. *                                       34,900           425
  ------------------------------------------------------------------------------
                                                                           3,322
  ------------------------------------------------------------------------------
  PIPELINES - 0.0%
   Kinder Morgan Management LLC
     (Fractional Shares) *                                  14,397             -
  ------------------------------------------------------------------------------
  REAL ESTATE - 0.6%
   Avatar Holdings, Inc. *                                   6,583           389
   Trammell Crow Co. *                                      54,378         1,985
   W.P. Carey & Co. LLC                                     28,900           795
  ------------------------------------------------------------------------------
                                                                           3,169
  ------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS - 7.6%
   Acadia Realty Trust                                      24,523           625
   American Home Mortgage Investment
     Corp.                                                  49,838         1,738
   American Land Lease, Inc.                                26,088           620
   Anthracite Capital, Inc.                                166,159         2,137
   Arbor Realty Trust, Inc.                                  8,400           215
   Capital Trust, Inc. of New York,
     Class A                                                30,051         1,224
   CentraCore Properties Trust                              15,700           498
   Cousins Properties, Inc.                                  6,700           229
   EastGroup Properties, Inc.                               18,265           911
   Entertainment Properties Trust                           23,866         1,177
   Equity One, Inc.                                        237,631         5,696
   Glenborough Realty Trust, Inc.                           17,700           455
   Heritage Property Investment Trust                       14,708           536
   Home Properties, Inc.                                    15,600           892
   Inland Real Estate Corp.                                 34,500           604
   Innkeepers USA Trust                                      5,800            94
   Investors Real Estate Trust                              13,793           135
   LaSalle Hotel Properties                                  7,152           310
   Longview Fibre Co.                                        6,659           135

See Notes to the Financial Statements.


EQUITY FUNDS   54   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  REAL ESTATE INVESTMENT TRUSTS - 7.6% - (CONTINUED)
   LTC Properties, Inc.                                     11,900          $289
   Mission West Properties                                   4,735            54
   National Health Investors, Inc.                          69,276         1,963
   National Retail Properties, Inc.                        151,927         3,282
   Newcastle Investment Corp.                              102,133         2,799
   OMEGA Healthcare Investors, Inc.                         12,995           195
   Parkway Properties, Inc. of
     Maryland                                               31,042         1,443
   Pennsylvania Real Estate
     Investment Trust                                       89,900         3,827
   Post Properties, Inc.                                     3,800           181
   PS Business Parks, Inc.                                  46,457         2,801
   RAIT Investment Trust                                    63,257         1,825
   Ramco-Gershenson Properties                              13,381           428
   Redwood Trust, Inc.                                         300            15
   Senior Housing Properties Trust                         167,183         3,568
   Sovran Self Storage, Inc.                                11,061           614
   Winston Hotels, Inc.                                     13,800           170
  ------------------------------------------------------------------------------
                                                                          41,685
  ------------------------------------------------------------------------------
  RETAIL - 7.5%
   Big Lots, Inc. *                                        211,440         4,189
   BJ's Wholesale Club, Inc. *                              22,134           646
   Bob Evans Farms, Inc.                                    17,116           518
   Borders Group, Inc.                                      33,200           677
   Brown Shoe Co., Inc.                                     17,689           634
   Buckle (The), Inc.                                        7,723           293
   Cash America International, Inc.                         79,583         3,110
   CBRL Group, Inc.                                         28,700         1,160
   Charlotte Russe Holding, Inc. *                          73,339         2,020
   Charming Shoppes, Inc. *                                167,558         2,393
   Dress Barn, Inc. *                                        5,962           130
   Fred's, Inc.                                             19,000           240
   Group 1 Automotive, Inc.                                 18,531           925
   Haverty Furniture Cos., Inc.                              1,475            23
   Insight Enterprises, Inc. *                              52,274         1,077
   Landry's Restaurants, Inc.                               87,923         2,651
   Lithia Motors, Inc., Class A                             25,554           632
   Lone Star Steakhouse &
     Saloon, Inc.                                           99,417         2,761
   Luby's, Inc. *                                            9,000            89
   MarineMax, Inc. *                                        44,227         1,125
   Men's Wearhouse, Inc.                                    26,301           979
   Movado Group, Inc.                                       32,099           816
   O'Charleys, Inc. *                                       10,141           192
   Pantry (The), Inc. *                                     43,792         2,468

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  RETAIL - 7.5% - (CONTINUED)
   Rush Enterprises, Inc., Class A *                        17,062          $284
   Ryan's Restaurant Group, Inc. *                           1,700            27
   Shoe Carnival, Inc. *                                     8,144           205
   Smart & Final, Inc. *                                    83,750         1,430
   Sonic Automotive, Inc.                                   64,648         1,493
   Stage Stores, Inc.                                       39,694         1,165
   Steak n Shake (The) Co. *                                25,146           425
   Stein Mart, Inc.                                          3,653            55
   United Auto Group, Inc.                                 206,740         4,838
   United Retail Group, Inc. *                               6,900           126
   Zale Corp. *                                             42,708         1,185
  ------------------------------------------------------------------------------
                                                                          40,981
  ------------------------------------------------------------------------------
  SAVINGS & LOANS - 4.1%
   BankAtlantic Bancorp, Inc.,
     Class A                                               121,568         1,729
   BankUnited Financial Corp.,
     Class A                                                32,890           857
   Berkshire Hills Bancorp, Inc.                             7,306           260
   Brookline Bancorp, Inc.                                  89,510         1,231
   Citizens First Bancorp, Inc.                              4,688           119
   Commercial Capital Bancorp, Inc.                         84,796         1,352
   Dime Community Bancshares                                34,056           502
   Downey Financial Corp.                                   27,522         1,831
   First Defiance Financial Corp.                           20,625           588
   First Place Financial Corp.
     of Ohio                                                29,992           680
   FirstFed Financial Corp. *                               71,839         4,075
   Flagstar Bancorp, Inc.                                   14,200           207
   Flushing Financial Corp.                                 18,209           319
   Franklin Bank Corp. of Houston *                         11,500           229
   MAF Bancorp, Inc.                                        55,198         2,279
   NASB Financial, Inc.                                      3,500           139
   Northwest Bancorp, Inc.                                  15,565           397
   OceanFirst Financial Corp.                                6,250           134
   Partners Trust Financial
     Group, Inc.                                            11,945           128
   PennFed Financial Services, Inc.                          1,900            32
   PFF Bancorp, Inc.                                        49,239         1,824
   Provident Financial Holdings, Inc.                        3,043            92
   Provident New York Bancorp                               20,073           274
   TierOne Corp.                                            17,881           607
   Timberland Bancorp, Inc. of
     Washington                                              1,869            65
   United Community Financial Corp.
     of Ohio                                               197,427         2,432
   Westfield Financial, Inc.                                 2,619            83
   Willow Grove Bancorp, Inc.                                7,473           117
  ------------------------------------------------------------------------------
                                                                          22,582
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   55   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP VALUE FUND (continued)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  SEMICONDUCTORS - 1.2%
   Cohu, Inc.                                               32,900          $586
   DSP Group, Inc. *                                        14,500           331
   Entegris, Inc. *                                        151,202         1,650
   Mattson Technology, Inc. *                              131,300         1,090
   MKS Instruments, Inc. *                                  94,372         1,917
   Photronics, Inc. *                                       17,900           253
   Portalplayer, Inc. *                                     12,500           141
   Rudolph Technologies, Inc. *                              8,786           161
   Semitool, Inc. *                                         14,300           148
   Standard Microsystems Corp. *                             3,900           111
  ------------------------------------------------------------------------------
                                                                           6,388
  ------------------------------------------------------------------------------
  SOFTWARE - 1.5%
   Avid Technology, Inc. *                                  21,337           777
   Digi International, Inc. *                               10,900           147
   eFunds Corp. *                                           86,382         2,089
   EPIQ Systems, Inc. *                                      9,900           146
   JDA Software Group, Inc. *                               78,583         1,212
   Keane, Inc. *                                            53,550           772
   Lawson Software, Inc. *                                 209,982         1,522
   MapInfo Corp. *                                          12,850           165
   Pegasystems, Inc.                                         3,000            26
   Per-Se Technologies, Inc. *                              15,290           348
   SYNNEX Corp. *                                           12,800           294
   Ulticom, Inc. *                                          55,055           573
  ------------------------------------------------------------------------------
                                                                           8,071
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 2.5%
   Aeroflex, Inc. *                                        264,247         2,717
   Atlantic Tele-Network, Inc.                               3,700            68
   CommScope, Inc. *                                        55,600         1,827
   CT Communications, Inc.                                  76,519         1,662
   EFJ, Inc. *                                              11,500            85
   Extreme Networks *                                       46,600           169
   Golden Telecom, Inc.                                     39,000         1,180
   Hypercom Corp. *                                        135,502           919
   Iowa Telecommunications
     Services, Inc.                                         16,344           323
   Polycom, Inc. *                                         113,155         2,776
   Premiere Global Services, Inc. *                         66,122           574
   Shenandoah Telecom Co.                                      800            35
   SureWest Communications                                   7,238           141
   Symmetricom, Inc. *                                      21,200           171
   Talk America Holdings, Inc. *                             6,500            62

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 95.7% - CONTINUED
  TELECOMMUNICATIONS - 2.5% - (CONTINUED)
   Tekelec *                                                50,795          $658
  ------------------------------------------------------------------------------
                                                                          13,367
  ------------------------------------------------------------------------------
  TEXTILES - 0.5%
   G & K Services, Inc., Class A                            29,062         1,059
   Hallwood Group, Inc. *                                      600            56
   Unifirst Corp. of Massachusetts                          49,318         1,541
  ------------------------------------------------------------------------------
                                                                           2,656
  ------------------------------------------------------------------------------
  TOYS, GAMES & HOBBIES - 0.3%
   Jakks Pacific, Inc. *                                    30,245           539
   RC2 Corp. *                                              29,521           990
   Topps (The) Co.                                           1,500            14
  ------------------------------------------------------------------------------
                                                                           1,543
  ------------------------------------------------------------------------------
  TRANSPORTATION - 1.8%
   Arkansas Best Corp.                                      15,300           658
   Bristow Group, Inc. *                                    49,443         1,701
   General Maritime Corp.                                    5,502           201
   Genesee & Wyoming, Inc., Class A *                       16,600           385
   Gulfmark Offshore, Inc. *                                10,013           319
   Maritrans, Inc.                                           6,100           223
   Marten Transport Ltd. *                                  14,550           249
   OMI Corp.                                               158,737         3,446
   Saia, Inc. *                                             32,610         1,063
   U.S. Xpress Enterprises, Inc.,
     Class A *                                               9,842           228
   USA Truck, Inc. *                                         4,400            84
   Werner Enterprises, Inc.                                 76,411         1,430
  ------------------------------------------------------------------------------
                                                                           9,987
  ------------------------------------------------------------------------------
  TRUCKING & LEASING - 0.2%
   AMERCO, Inc. *                                            1,672           124
   Greenbrier Cos., Inc.                                     2,800            81
   Interpool, Inc.                                          32,937           740
  ------------------------------------------------------------------------------
                                                                             945
  ------------------------------------------------------------------------------
  WATER - 0.0%
   American States Water Co.                                 4,541           174
   California Water Service Group                            1,905            70
  ------------------------------------------------------------------------------
                                                                             244
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $391,034)                                                        522,171

See Notes to the Financial Statements.


EQUITY FUNDS   56   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
 OTHER - 0.0%
   Escrow DLB Oil & Gas                                      2,100            $-
  ------------------------------------------------------------------------------
  TOTAL OTHER
  ------------------------------------------------------------------------------
  (COST $-)                                                                    -

  WARRANTS - 0.0%
   American Banknote Corp., Series 1,
     Exp. 10/1/07, Strike $10.00 *                               9             -
   American Banknote Corp., Series 2,
     Exp. 10/1/07, Strike $12.50 *                               9             -
   Timco Aviation Services, Inc.
     Exp. 12/31/07, Strike $206.40 *                           864             -
  ------------------------------------------------------------------------------
  TOTAL WARRANTS
  ------------------------------------------------------------------------------
  (COST $-)                                                                    -

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
  SHORT-TERM INVESTMENTS - 2.9%
   U.BS AG, Grand Cayman, Eurodollar
     Time Deposit,
     5.38%, 10/2/06                                        $13,863        13,863
   U.S. Treasury Bill, (1)
     4.89%, 2/22/07                                          1,805         1,770
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $15,633)                                                          15,633
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.6%
  ------------------------------------------------------------------------------
  (COST $406,667)                                                        537,804
   Other Assets less
     Liabilities - 1.4%                                                    7,915
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $545,719

*   Non-Income Producing Security

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

At September 30, 2006, the Small Cap Value Fund had open futures contracts as follows:

                                      NOTIONAL                       UNREALIZED
                         NUMBER OF     AMOUNT    CONTRACT  CONTRACT     GAIN
          TYPE           CONTRACTS     (000S)    POSITION    EXP.      (000S)
  Russell Mini 2000         307        $22,475     Long     12/06       $183
  -----------------------------------------------------------------------------

At September 30, 2006, the industry sectors for the Small Cap Value Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                  INVESTMENTS
  Consumer Discretionary                                                    13.0%
  Consumer Staples                                                           3.6
  Energy                                                                     3.6
  Financials                                                                38.9
  Health Care                                                                3.2
  Industrials                                                               12.5
  Information Technology                                                    13.7
  Materials                                                                  4.2
  Telecommunication Services                                                 0.8
  Utilities                                                                  6.5
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   57   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
TECHNOLOGY FUND

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 97.3%
  AEROSPACE/DEFENSE - 9.3%
   Boeing (The) Co.                                         34,000        $2,681
   General Dynamics Corp.                                   29,700         2,128
   Lockheed Martin Corp.                                    57,900         4,983
   Raytheon Co.                                             93,000         4,465
   Rockwell Collins, Inc.                                   33,000         1,810
  ------------------------------------------------------------------------------
                                                                          16,067
  ------------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 0.8%
   Autoliv, Inc.                                            26,000         1,433
  ------------------------------------------------------------------------------
  BIOTECHNOLOGY - 4.8%
   Amgen, Inc. *                                            25,800         1,846
   Biogen Idec, Inc. *                                      75,000         3,351
   Genentech, Inc. *                                        20,000         1,654
   Genzyme Corp. *                                          19,600         1,322
  ------------------------------------------------------------------------------
                                                                           8,173
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 2.5%
   Accenture Ltd., Class A                                  92,400         2,930
   Forrester Research, Inc. *                               49,300         1,297
  ------------------------------------------------------------------------------
                                                                           4,227
  ------------------------------------------------------------------------------
  COMPUTERS - 15.3%
   Apple Computer, Inc. *                                   30,200         2,326
   Brocade Communications Systems,
     Inc. *                                                190,400         1,344
   Cadence Design Systems, Inc. *                          128,100         2,173
   Ceridian Corp. *                                         75,000         1,677
   DST Systems, Inc. *                                      27,000         1,665
   Electronic Data Systems Corp.                           117,900         2,891
   Factset Research Systems, Inc.                           31,700         1,540
   Hewlett-Packard Co.                                     156,500         5,742
   IBM Corp.                                                36,600         2,999
   McData Corp., Class A *                                 272,000         1,368
   Palm, Inc. *                                             67,600           984
   Western Digital Corp. *                                  92,800         1,680
  ------------------------------------------------------------------------------
                                                                          26,389
  ------------------------------------------------------------------------------
  DISTRIBUTION/WHOLESALE - 0.5%
   Brightpoint, Inc. *                                      63,000           896
  ------------------------------------------------------------------------------
  ELECTRONICS - 8.2%
   Applera Corp. - Applied Biosystems
     Group                                                  78,400         2,596
   AVX Corp.                                                80,000         1,415
   Coherent, Inc. *                                        124,500         4,315
   Cymer, Inc. *                                            34,500         1,515
   Rofin-Sinar Technologies, Inc. *                         25,600         1,556
   Rogers Corp. *                                           18,300         1,130

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 97.3% - CONTINUED
  ELECTRONICS - 8.2% - (CONTINUED)
   Vishay Intertechnology, Inc. *                          118,700        $1,666
  ------------------------------------------------------------------------------
                                                                          14,193
  ------------------------------------------------------------------------------
  ENTERTAINMENT - 1.0%
   Macrovision Corp. *                                      74,000         1,753
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 2.4%
   Alcon, Inc.                                              17,700         2,027
   Medtronic, Inc.                                          22,100         1,026
   Meridian Bioscience, Inc.                                48,000         1,128
  ------------------------------------------------------------------------------
                                                                           4,181
  ------------------------------------------------------------------------------
  INTERNET - 4.3%
   Digital Insight Corp. *                                  35,300         1,035
   Digital River, Inc. *                                    41,600         2,127
   McAfee, Inc. *                                           67,800         1,658
   Redback Networks, Inc. *                                 73,000         1,013
   TIBCO Software, Inc. *                                  180,000         1,617
  ------------------------------------------------------------------------------
                                                                           7,450
  ------------------------------------------------------------------------------
  OIL & GAS SERVICES - 1.5%
   Veritas DGC, Inc. *                                      38,800         2,554
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 1.6%
   Gilead Sciences, Inc. *                                  38,700         2,659
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 17.5%
   Advanced Micro Devices, Inc. *                           41,400         1,029
   Analog Devices, Inc.                                     81,500         2,395
   Conexant Systems, Inc. *                                400,000           800
   Emulex Corp. *                                           96,500         1,753
   Intersil Corp., Class A                                  77,600         1,905
   Lam Research Corp. *                                    114,700         5,199
   LSI Logic Corp. *                                       269,800         2,218
   MEMC Electronic Materials, Inc. *                        30,700         1,124
   Micron Technology, Inc. *                               146,700         2,553
   National Semiconductor Corp.                             67,600         1,591
   NVIDIA Corp. *                                           32,000           947
   Omnivision Technologies, Inc. *                          65,000           928
   Taiwan Semiconductor Manufacturing
     Co. Ltd. ADR                                          194,668         1,869
   Texas Instruments, Inc.                                 122,000         4,056
   United Microelectronics Corp. ADR                       543,800         1,675
  ------------------------------------------------------------------------------
                                                                          30,042
  ------------------------------------------------------------------------------
  SOFTWARE - 13.2%
   BEA Systems, Inc. *                                     145,000         2,204
   BMC Software, Inc. *                                     92,500         2,518
   DivX, Inc. *                                             17,844           424

See Notes to the Financial Statements.


EQUITY FUNDS   58   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                           NUMBER       VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 97.3% - CONTINUED
  SOFTWARE - 13.2% - (CONTINUED)
   First Data Corp.                                         33,700        $1,415
   Global Payments, Inc.                                    52,500         2,311
   Hyperion Solutions Corp. *                               32,000         1,103
   Informatica Corp. *                                      73,800         1,003
   Intuit, Inc. *                                           51,600         1,656
   Microsoft Corp.                                         107,300         2,932
   Oracle Corp. *                                           90,000         1,597
   Red Hat, Inc. *                                          42,500           896
   SAP A.G. ADR                                             27,400         1,356
   Sybase, Inc. *                                           87,600         2,123
   Transaction Systems
     Architects, Inc. *                                     36,000         1,236
  ------------------------------------------------------------------------------
                                                                          22,774
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 14.4%
   Amdocs Ltd. *                                            51,400         2,035
   Atheros Communications, Inc. *                           65,500         1,188
   Cisco Systems, Inc. *                                   272,700         6,272
   Motorola, Inc.                                          194,300         4,857
   Nice Systems Ltd. ADR *                                  50,000         1,384
   Nokia OYJ ADR                                           261,800         5,155
   Polycom, Inc. *                                          60,000         1,472
   Tellabs, Inc. *                                         225,100         2,467
  ------------------------------------------------------------------------------
                                                                          24,830
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $153,233)                                                        167,621

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
  SHORT-TERM INVESTMENT - 2.5%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                         $4,297         4,297
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $4,297)                                                            4,297
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 99.8%
  ------------------------------------------------------------------------------
  (COST $157,530)                                                        171,918
   Other Assets less
     Liabilities - 0.2%                                                      289
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $172,207

*    Non-Income Producing Security

At September 30, 2006, the industry sectors for the Technology Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                  INVESTMENTS
  Aerospace & Defense                                                        9.6%
  Auto Components                                                            0.9
  Biotechnology                                                              6.5
  Communications Equipment                                                  13.5
  Computers & Peripherals                                                   10.9
  Electronic Equipment & Instruments                                         6.6
  Energy Equipment & Services                                                1.5
  Health Care Equipment & Supplies                                           2.5
  Internet Software & Services                                               2.1
  IT Services                                                                8.5
  Life Sciences Tools & Services                                             1.6
  Semiconductors & Semiconductor Equipment                                  18.4
  Software                                                                  17.4
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


                            NORTHERN FUNDS SEMIANNUAL REPORT   59   EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 36 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity, Enhanced Large Cap, Growth Equity, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Value and Technology Funds (collectively, the "Funds") are separate, diversified investment portfolios of the Trust. The Emerging Markets Equity Fund commenced investment operations on April 25, 2006. Each of the Funds is presented herein.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the International Growth Equity Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value ("NAV"). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by


EQUITY FUNDS      60    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS - Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2006, the Enhanced Large Cap and Small Cap Value Funds had entered exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $299,000 and $1,770,000, respectively. The Emerging Markets Equity Fund had entered into exchange-traded long futures contracts at September 30, 2006, and did not pledge securities to cover margin requirements.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

G) REDEMPTION FEES - The Emerging Markets Equity and International Growth Equity Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds, and is intended to offset the trading, market impact and other costs associated with

                          NORTHERN FUNDS SEMIANNUAL REPORT     61   EQUITY FUNDS

EQUITY FUNDS
short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds' prospectus.

Redemption fees for the period ended September 30, 2006, were approximately $1,000 for the Emerging Markets Equity Fund and $1,000 for the International Growth Equity Fund. These amounts are included in "Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions" on the Statements of Changes in Net Assets. The impact from redemption fees paid to the Fund was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS - Distributions of dividends from net investment income, if any, are declared and paid as follows:

                                                 DECLARATION AND
                                                PAYMENT FREQUENCY
  ----------------------------------------------------------------
  Emerging Markets Equity                           ANNUALLY
  Enhanced Large Cap                                QUARTERLY
  Growth Equity                                     QUARTERLY
  Income Equity                                      MONTHLY
  International Growth Equity                       ANNUALLY
  Large Cap Value                                   ANNUALLY
  Mid Cap Growth                                    QUARTERLY
  Select Equity                                     ANNUALLY
  Small Cap Growth                                  ANNUALLY
  Small Cap Value                                   ANNUALLY
  Technology                                        ANNUALLY
  ----------------------------------------------------------------

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

I) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

At March 31, 2006, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                                      MARCH 31, MARCH 31, MARCH 31, MARCH 31,
  Amounts in thousands                  2009      2010      2011      2012
  ---------------------------------------------------------------------------
  International Growth Equity         $     --  $     --   $65,927*  $    --
  Mid Cap Growth                            --    58,214    43,006        --
  Select Equity                             --    30,111    69,054        --
  Small Cap Growth                       9,856   129,320    28,257        --
  Technology                           174,224   606,810   295,527*   21,097
  ---------------------------------------------------------------------------

* Amounts include acquired capital loss carryforwards, which may be limited under current tax laws, expiring in varying amounts through March 31, 2011.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2006, the tax components of undistributed net investment income and realized gains were as follows:

                                                 UNDISTRIBUTED
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Enhanced Large Cap                           $132           $14
  Growth Equity                               5,627        26,115
  Income Equity                               2,453         4,582
  International Growth Equity                 6,829        19,410
  Large Cap Value                             5,745        36,060
  Select Equity                                 195             -
  Small Cap Value                             4,189        11,379
  ------------------------------------------------------------------

* Ordinary income includes taxable discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2006, was as follows:

                                              DISTRIBUTIONS FROM
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Enhanced Large Cap                            $106      $     -
  Growth Equity                               10,053       36,993
  Income Equity                               13,688       23,674
  International Growth Equity                 10,200            -
  Large Cap Value                             19,759       86,098
  Select Equity                                  445            -
  Small Cap Value                             13,793       25,114
  ------------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.


EQUITY FUNDS      62    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

The taxable character of distributions paid during the fiscal year ended March 31, 2005, was as follows:

                                              DISTRIBUTIONS FROM
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Growth Equity                               $4,319      $     -
  Income Equity                               12,441        8,598
  International Growth Equity                  6,000            -
  Large Cap Value                             12,228            -
  Select Equity                                1,228            -
  Small Cap Value                              6,999       21,200
  ------------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and
0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2006, the Funds did not have any outstanding loans.

Interest expense for the period ended September 30, 2006, was approximately $16,000, $103,000, $4,000, $1,000, $1,000 and $1,000 for the Growth Equity,
International Growth Equity, Mid Cap Growth, Select Equity, Small Cap Growth, and Small Cap Value Funds, respectively. These amounts are included in "Other Expenses" on the Statements of Operations. When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

                                              DOLLAR
Amounts in thousands                          AMOUNT       RATE
-------------------------------------------------------------------
Growth Equity                                 $2,813       5.55%
International Growth Equity                    6,511       5.57%
Mid Cap Growth                                 1,867       5.66%
Select Equity                                    888       5.57%
Small Cap Growth                                 207       5.77%
Small Cap Value                                1,800       5.52%
-------------------------------------------------------------------

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund's average daily net assets). For the period ended September 30, 2006, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

                                             ANNUAL
                                            ADVISORY     EXPENSE
                                              FEES     LIMITATIONS
  -----------------------------------------------------------------
  Emerging Markets Equity                     0.35%       0.80%
  Enhanced Large Cap                          0.30%       0.60%
  Growth Equity                               0.85%       1.00%
  Income Equity                               0.85%       1.00%
  International Growth Equity                 1.00%       1.25%
  Large Cap Value                             0.85%       1.10%
  Mid Cap Growth                              0.85%       1.00%
  Select Equity                               0.85%       1.00%
  Small Cap Growth                            1.00%       1.25%
  Small Cap Value                             0.85%       1.00%
  Technology                                  1.00%       1.25%
  -----------------------------------------------------------------

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund's average daily net assets. For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.


                          NORTHERN FUNDS SEMIANNUAL REPORT     63   EQUITY FUNDS

EQUITY FUNDS

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2006, the amounts payable were approximately $3,000 for the Growth Equity, International Growth Equity and Large Cap Value Funds, $2,000 for the Select Equity, Small Cap Value and Technology Funds and $1,000 for each of the other Funds, except for the Emerging Markets Equity and Enhanced Large Cap Funds, which each have an amount payable that was less than $1,000.

5 INVESTMENT TRANSACTIONS


For the period ended September 30, 2006, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

                                                                       PURCHASES                             SALES
  Amounts in thousands                                     U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
  -------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Equity                                        $--             $200,212            $--               $9,918
  Enhanced Large Cap                                              --               55,669             --               21,616
  Growth Equity                                                   --              311,589             --              430,150
  Income Equity                                                   --               39,793             --               56,187
  International Growth Equity                                     --              455,574             --              679,790
  Large Cap Value                                                 --              244,021             --              319,817
  Mid Cap Growth                                                  --              152,048             --              243,018
  Select Equity                                                   --              144,773             --              184,422
  Small Cap Growth                                                --               54,747             --               66,509
  Small Cap Value                                                 --              115,251             --              169,479
  Technology                                                      --               79,558             --              109,317
  -------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                             UNREALIZED        UNREALIZED     NET APPRECIATION     COST BASIS
  Amounts in thousands                                      APPRECIATION      DEPRECIATION     (DEPRECIATION)     OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Equity                                       $5,394          $(15,087)          $(9,693)          $196,888
  Enhanced Large Cap                                             4,258              (754)            3,504             70,508
  Growth Equity                                                 63,667           (14,544)           49,123            553,959
  Income Equity                                                 45,626            (8,082)           37,544            323,276
  International Growth Equity                                  163,741           (12,604)          151,137          1,057,775
  Large Cap Value                                              166,600           (11,028)          155,572            996,357
  Mid Cap Growth                                                17,031            (7,436)            9,595            193,490
  Select Equity                                                 18,551            (1,344)           17,207            179,965
  Small Cap Growth                                               5,103            (1,597)            3,506             48,662
  Small Cap Value                                              134,941            (3,804)          131,137            406,667
  Technology                                                    20,071            (5,683)           14,388            157,530
  -------------------------------------------------------------------------------------------------------------------------------


EQUITY FUNDS      64    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

6 CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the period ended September 30, 2006, were as follows:

                                                                                                                      NET
                                                 PROCEEDS   SHARES FROM   REINVESTMENT                 PAYMENTS     INCREASE
                                     SHARES        FROM      REINVESTED        OF          SHARES     FOR SHARES   (DECREASE)
  Amounts in thousands                SOLD     SHARES SOLD   DIVIDENDS     DIVIDENDS      REDEEMED     REDEEMED    IN SHARES
  ----------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Equity            21,630      $210,409        --             $--        (1,763)     $(15,576)     19,867
  Enhanced Large Cap                  4,045        41,174         2              24          (724)       (7,392)      3,323
  Growth Equity                       2,301        36,574        39             609       (10,801)     (169,968)     (8,461)
  Income Equity                       3,611        43,548       268           3,212        (4,974)      (59,827)     (1,095)
  International Growth Equity         4,931        66,448        --              --       (22,720)     (288,601)    (17,789)
  Large Cap Value                     7,711       104,488        --              --       (13,750)     (185,571)     (6,039)
  Mid Cap Growth                        734        10,482        --              --        (7,437)     (101,856)     (6,703)
  Select Equity                         417         8,136        --              --        (2,696)      (52,384)     (2,279)
  Small Cap Growth                      357         4,465        --              --        (1,377)      (16,500)     (1,020)
  Small Cap Value                     7,550       128,577        --              --       (10,687)     (178,804)     (3,137)
  Technology                            317         3,621        --              --        (2,688)      (30,577)     (2,371)
  ----------------------------------------------------------------------------------------------------------------------------

                                        NET
                                      INCREASE
                                     (DECREASE)
  Amounts in thousands             IN NET ASSETS
  Emerging Markets Equity             $194,833
  Enhanced Large Cap                    33,806
  Growth Equity                       (132,785)
  Income Equity                        (13,067)
  International Growth Equity         (222,153)
  Large Cap Value                      (81,083)
  Mid Cap Growth                       (91,374)
  Select Equity                        (44,248)
  Small Cap Growth                     (12,035)
  Small Cap Value                      (50,227)
  Technology                           (26,956)
  --------------------------------------------------------------

Transactions in capital shares for the fiscal year ended March 31, 2006, were as follows:

                                                                                                                      NET
                                                 PROCEEDS   SHARES FROM   REINVESTMENT                 PAYMENTS     INCREASE
                                     SHARES        FROM      REINVESTED        OF          SHARES     FOR SHARES   (DECREASE)
  Amounts in thousands                SOLD     SHARES SOLD   DIVIDENDS     DIVIDENDS      REDEEMED     REDEEMED    IN SHARES
  ----------------------------------------------------------------------------------------------------------------------------
  Enhanced Large Cap                  3,791       $38,223          1             $7          (117)      $(1,180)      3,675
  Growth Equity                       6,111        98,472      2,393         38,344        (9,866)     (159,016)     (1,362)
  Income Equity                       9,387       115,052      2,498         29,452       (10,163)     (124,342)      1,722
  International Growth Equity        24,538       267,286         82            948       (34,613)     (381,479)     (9,993)
  Large Cap Value                    19,577       261,990      5,908         75,217       (24,028)     (321,056)      1,457
  Mid Cap Growth                      3,711        51,257         --             --        (6,604)      (90,341)     (2,893)
  Select Equity                       1,160        22,158         18            349        (5,975)     (113,636)     (4,797)
  Small Cap Growth                      728         8,183         --             --        (2,649)      (28,763)     (1,921)
  Small Cap Value                     9,173       148,419      2,085         32,150        (8,325)     (133,934)      2,933
  Technology                            972        10,937         --             --        (8,192)      (92,950)     (7,220)
  ----------------------------------------------------------------------------------------------------------------------------

                                        NET
                                      INCREASE
                                     (DECREASE)
  Amounts in thousands             IN NET ASSETS
  -----------------------------------------------------------------------------
  Enhanced Large Cap                   $37,050
  Growth Equity                        (22,200)
  Income Equity                         20,162
  International Growth Equity         (113,245)
  Large Cap Value                       16,151
  Mid Cap Growth                       (39,084)
  Select Equity                        (91,129)
  Small Cap Growth                     (20,580)
  Small Cap Value                       46,635
  Technology                           (82,013)
  --------------------------------------------------------------------------------------------


                          NORTHERN FUNDS SEMIANNUAL REPORT     65   EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity and International Growth Equity Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006, through September 30, 2006.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/06 - 9/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 61), if any, in the Emerging Markets Equity and International Growth Equity Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


EMERGING MARKETS EQUITY(1)

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.80%     $1,000.00      $938.00         $3.89
  Hypothetical             0.80%     $1,000.00    $1,021.06         $4.05**
  ----------------------------------------------------------------------------

ENHANCED LARGE CAP

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.60%     $1,000.00    $1,048.30         $3.08
  Hypothetical             0.60%     $1,000.00    $1,022.06         $3.04**
  ----------------------------------------------------------------------------

GROWTH EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,011.00         $5.04
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

INCOME EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,052.10         $5.14
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

INTERNATIONAL GROWTH EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.27%     $1,000.00    $1,024.60         $6.45
  Hypothetical             1.27%     $1,000.00    $1,018.70         $6.43**
  ----------------------------------------------------------------------------

LARGE CAP VALUE

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.10%     $1,000.00    $1,065.90         $5.70
  Hypothetical             1.10%     $1,000.00    $1,019.55         $5.57**
  ----------------------------------------------------------------------------

MID CAP GROWTH

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00      $934.90         $4.85
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------


EQUITY FUNDS      66    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

SELECT EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00      $992.10         $4.99
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

SMALL CAP GROWTH

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00      $948.20         $6.10
  Hypothetical             1.25%     $1,000.00    $1,018.80         $6.33**
  ----------------------------------------------------------------------------

SMALL CAP VALUE

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00      $980.70         $4.97
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

TECHNOLOGY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00      $955.80         $6.13
  Hypothetical             1.25%     $1,000.00    $1,018.80         $6.33**
  ----------------------------------------------------------------------------

(1) Emerging Markets Equity Fund commenced operations on April 25, 2006. To calculate account values and expenses paid, the 159 day rate of return was used (as opposed to the 6 month rate of return).

* Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the period ended September 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

** Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of 5 percent per year before expenses.


                          NORTHERN FUNDS SEMIANNUAL REPORT     67   EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


EQUITY FUNDS      68    NORTHERN FUNDS SEMIANNUAL REPORT

                                                              EQUITY INDEX FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC
(not affiliated with Northern Trust)
301 Bellevue Parkway
Wilmington, DE 19809
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------


 2      STATEMENTS OF ASSETS AND LIABILITIES
 3      STATEMENTS OF OPERATIONS
 4      STATEMENTS OF CHANGES IN NET ASSETS
 5      FINANCIAL HIGHLIGHTS
 10     SCHEDULES OF INVESTMENTS
        10    GLOBAL REAL ESTATE INDEX FUND
        16    INTERNATIONAL EQUITY INDEX FUND
        32    MID CAP INDEX FUND
        39    SMALL CAP INDEX FUND
        65    STOCK INDEX FUND
 73     NOTES TO THE FINANCIAL STATEMENTS
 78     FUND EXPENSES
 80     TRUSTEES AND OFFICERS
        80    APPROVAL OF ADVISORY AGREEMENTS
 84     FOR MORE INFORMATION


                    NORTHERN FUNDS SEMIANNUAL REPORT    1     EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES              SEPTEMBER 30, 2006 (UNAUDITED)

                                           GLOBAL REAL   INTERNATIONAL
  Amounts in thousands,                   ESTATE INDEX       EQUITY        MID CAP     SMALL CAP      STOCK
  except per share data                       FUND         INDEX FUND    INDEX FUND   INDEX FUND   INDEX FUND
  -----------------------------------------------------------------------------------------------------------
  ASSETS:
  Investments, at cost                       $45,896       $1,006,106     $269,605     $311,724     $376,467
  Investments, at value                      $48,565       $1,179,922     $283,402     $378,618     $531,119
  Cash                                             -               22            -           51            4
  Foreign currencies, at value
   (cost $666 and $12,989)                       664           12,966            -            -            -
  Dividend income receivable                      65            2,885          192          392          558
  Interest income receivable                      45                7            1            1            2
  Receivable for foreign tax withheld              -              617            -            -            -
  Receivable for securities sold                 195                -        2,205        1,776           84
  Receivable for variation margin
   on futures contracts                            -               83            -            -            -
  Receivable for fund shares sold                386            1,092          224           83          712
  Receivable from investment adviser               4               30           11           12           14
  Unrealized gain on forward foreign
   currency exchange contracts                     -                2            -            -            -
  Prepaid and other assets                        10              146            9           97           20
  Total Assets                                49,934        1,197,772      286,044      381,030      532,513
  -----------------------------------------------------------------------------------------------------------
  LIABILITIES:
  Cash overdraft                                 119                -          888            -            -
  Unrealized loss on forward foreign
   currency exchange contracts                     -              142            -            -            -
  Payable for securities purchased               437              135        1,187        1,263          411
  Payable for variation margin on
   futures contracts                               6                -           10           53           14
  Payable for fund shares redeemed                 -            2,799        1,119        1,362        1,553
  Payable to affiliates:
   Investment advisory fees                        3               49            9           13            9
   Co-administration fees                          1               29            7            9           13
   Custody and accounting fees                     3                -           32            2            -
   Transfer agent fees                             1               20            4            6            9
  Accrued other liabilities                        4               68           11           28           26
  Total Liabilities                              574            3,242        3,267        2,736        2,035
  -----------------------------------------------------------------------------------------------------------
  Net Assets                                 $49,360       $1,194,530     $282,777     $378,294     $530,478
  -----------------------------------------------------------------------------------------------------------
  ANALYSIS OF NET ASSETS:
  Capital stock                              $46,543         $978,231     $259,116     $266,955     $402,114
  Undistributed net investment income            114           24,322        2,579        3,750          166
  Accumulated undistributed net
   realized gain (loss)                           14           17,862        7,288       40,614      (26,599)
  Net unrealized appreciation                  2,689          174,115       13,794       66,975      154,797
  Net Assets                                 $49,360       $1,194,530     $282,777     $378,294     $530,478
  -----------------------------------------------------------------------------------------------------------
  SHARES OUTSTANDING ($.0001 PAR
   VALUE, UNLIMITED AUTHORIZATION)             4,583           94,871       24,752       33,197       32,173
  NET ASSET VALUE, REDEMPTION AND
   OFFERING PRICE PER SHARE                   $10.77           $12.59       $11.42       $11.40       $16.49
  -----------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   2   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS                              SIX MONTHS OR PERIOD ENDED
                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                           GLOBAL REAL   INTERNATIONAL
                                          ESTATE INDEX       EQUITY        MID CAP     SMALL CAP      STOCK
  Amounts in thousands                      FUND (1)       INDEX FUND    INDEX FUND   INDEX FUND   INDEX FUND
  -----------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
  Dividend income                             $156(2)      $21,136(3)       $2,201       $2,667       $4,666
  Interest income                              105             236             129          151          256
   Total Investment Income                     261          21,372           2,330        2,818        4,922
  -----------------------------------------------------------------------------------------------------------
  EXPENSES:
  Investment advisory fees                      25           1,468             319          439          252
  Co-administration fees                        11             881             239          329          379
  Custody and accounting fees                   19             485             105          113           73
  Transfer agent fees                            7             587             159          219          253
  Registration fees                             10              13               8           12           12
  Printing fees                                 10              75              19           37           37
  Professional fees                              2              20               5           10           10
  Shareholder servicing fees                     -               -               -            1            3
  Trustee fees and expenses                      1              13               3            6            6
  Other                                          1              23               5            8            8
  -----------------------------------------------------------------------------------------------------------
  Total Expenses                                86           3,565             862        1,174        1,033
   Less expenses reimbursed by
     investment adviser                        (39)           (914)           (379)        (404)        (402)
   Less custodian credits                       (1)             (1)             (5)          (2)           -
   Net Expenses                                 46           2,650             478          768          631
  -----------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                        215          18,722           1,852        2,050        4,291
  -----------------------------------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED
   GAINS (LOSSES):
  Net realized gains (losses) on:
   Investments                                  35          12,664           4,694       41,895         (852)
   Options                                       -               -               -            -            -
   Futures contracts                           (18)           (494)           (132)        (523)          82
   Foreign currency transactions                (3)            734               -            -            -
  Net change in unrealized
   appreciation (depreciation) on:
   Investments                               2,669          16,857         (23,663)     (72,055)      16,929
   Futures contracts                            20             (71)           (237)         (58)          82
   Forward foreign currency exchange
     contracts                                   -              77               -            -            -
   Translation of other assets and
     liabilities denominated in
     foreign currencies                          -            (316)              -            -            -
   Net Gains (Losses) on Investments         2,703          29,451         (19,338)     (30,741)      16,241
  -----------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                $2,918         $48,173        $(17,486)    $(28,691)     $20,532
  -----------------------------------------------------------------------------------------------------------

(1)  Commenced investment operations on July 26, 2006.

(2)  Net of $17 in non-reclaimable foreign withholding taxes.

(3)  Net of $2,762 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   3   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                GLOBAL REAL         INTERNATIONAL
                                               ESTATE INDEX            EQUITY                    MID CAP
                                                   FUND              INDEX FUND                 INDEX FUND
                                                  PERIOD       SIX MONTHS                 SIX MONTHS
                                                   ENDED         ENDED         YEAR         ENDED         YEAR
                                                 SEPT 30,       SEPT 30,       ENDED       SEPT 30,      ENDED
                                                  2006(1)         2006       MARCH 31,       2006      MARCH 31,
  Amounts in thousands                          (UNAUDITED)   (UNAUDITED)      2006      (UNAUDITED)      2006
  --------------------------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income                             $215          $18,722      $13,745      $1,852       $2,253
  Net realized gains (losses)                         14           12,904        5,074       4,562        3,571
  Net change in unrealized appreciation
   (depreciation)                                  2,689           16,547      160,821     (23,900)      38,283
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                       2,918           48,173      179,640     (17,486)      44,107
  --------------------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net assets
   resulting from capital share transactions      46,543           10,729      694,147     (40,036)     196,656
  Net Increase (Decrease) in Net Assets
   Resulting from Capital Share Transactions      46,543           10,729      694,147     (40,036)     196,656
  --------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income                        (101)               -       (5,600)          -       (1,595)
  From net realized gains                              -                -       (2,593)          -         (955)
   Total Distributions Paid                         (101)               -       (8,193)          -       (2,550)
  --------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS         49,360           58,902      865,594     (57,522)     238,213

  NET ASSETS:
  Beginning of period                                  -        1,135,628      270,034     340,299      102,086
  End of period                                  $49,360       $1,194,530   $1,135,628    $282,777     $340,299
  --------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME                                           $114          $24,322       $5,600      $2,579         $727
  --------------------------------------------------------------------------------------------------------------


                                                      SMALL CAP                   STOCK
                                                      INDEX FUND                INDEX FUND
                                                SIX MONTHS                SIX MONTHS
                                                  ENDED         YEAR        ENDED         YEAR
                                                 SEPT 30,      ENDED       SEPT 30,      ENDED
                                                   2006      MARCH 31,       2006      MARCH 31,
  Amounts in thousands                         (UNAUDITED)      2006     (UNAUDITED)      2006
  ----------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income                            $2,050      $3,837       $4,291       $7,362
  Net realized gains (losses)                      41,372      22,639         (770)         105
  Net change in unrealized appreciation
   (depreciation)                                 (72,113)     71,626       17,011       41,334
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                      (28,691)     98,102       20,532       48,801
  ----------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net assets
   resulting from capital share transactions      (97,646)     55,326       15,740       65,265
  Net Increase (Decrease) in Net Assets
   Resulting from Capital Share Transactions      (97,646)     55,326       15,740       65,265
  ----------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income                            -      (3,000)      (4,276)      (7,336)
  From net realized gains                               -      (4,322)           -            -
   Total Distributions Paid                             -      (7,322)      (4,276)      (7,336)
  ----------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS        (126,337)    146,106       31,996      106,730

  NET ASSETS:
  Beginning of period                             504,631     358,525      498,482      391,752
  End of period                                  $378,294    $504,631     $530,478     $498,482
  ----------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME                                          $3,750      $1,700         $166         $151
  ----------------------------------------------------------------------------------------------

(1)  Commenced investment operations on July 26, 2006.

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   4   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

                                                   GLOBAL REAL
                                                  ESTATE INDEX
                                                      FUND
                                                     PERIOD
                                                      ENDED
                                                    SEPT. 30,
                                                    2006 (4)
  Selected per share data                          (UNAUDITED)
  ------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD               $10.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.05
  Net realized and unrealized gains                    0.74
   Total from Investment Operations                    0.79
  ------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income (1)                     (0.02)
     Total Distributions Paid                         (0.02)
  ------------------------------------------------------------
  Net Asset Value, End of Period                     $10.77
  ------------------------------------------------------------
  TOTAL RETURN (2)                                     7.94%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period           $49,360
  Ratio to average net assets of: (3)
   Expenses, net of reimbursements                     0.65%
   Expenses, before reimbursements                     1.22%
   Net investment income, net of reimbursements        2.98%
   Net investment income, before reimbursements        2.41%
  Portfolio Turnover Rate                              3.89%
  ------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)  Annualized for periods less than one year.

(4)  Commenced investment operations on July 26, 2006.

See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   5   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

                                                       INTERNATIONAL EQUITY INDEX FUND
                                                     SIX MONTHS
                                                       ENDED         YEAR        PERIOD
                                                     SEPT. 30,       ENDED       ENDED
                                                        2006       MARCH 31,   MARCH 31,
  Selected per share data                           (UNAUDITED)      2006       2005 (4)
  --------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                  $12.04         $9.81     $10.00
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                   0.26          0.15       0.02
  Net realized and unrealized gains (losses)              0.29          2.18      (0.21)
   Total from Investment Operations                       0.55          2.33      (0.19)
  --------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income (1)                            -         (0.07)         -
   From net realized gains                                   -         (0.03)         -
     Total Distributions Paid                                -         (0.10)         -
  --------------------------------------------------------------------------------------
  Net Asset Value, End of Period                        $12.59        $12.04      $9.81
  --------------------------------------------------------------------------------------
  TOTAL RETURN (2)                                        4.57%        23.91%     (1.90)%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period           $1,194,530    $1,135,628   $270,034
  Ratio to average net assets of: (3)
   Expenses, net of reimbursements                        0.45%         0.45%      0.45%
   Expenses, before reimbursements                        0.61%         0.62%      0.62%
   Net investment income, net of reimbursements           3.19%         1.96%      7.58%(5)
   Net investment income, before reimbursements           3.03%         1.79%      7.41%(5)
  Portfolio Turnover Rate                                 7.39%         3.40%      0.00%
  --------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)  Annualized for periods less than one year.

(4)  Commenced investment operations on March 22, 2005.

(5) As the Fund commenced investment operations on March 22, 2005, annualized investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   6   NORTHERN FUNDS SEMIANNUAL REPORT

                                                             MID CAP INDEX FUND
                                                     SIX MONTHS
                                                        ENDED        YEAR       PERIOD
                                                     SEPT. 30,      ENDED       ENDED
                                                        2006      MARCH 31,   MARCH 31,
  Selected per share data                           (UNAUDITED)      2006      2005(3)
  -------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                 $11.94        $9.94      $10.00
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.10         0.10        0.02
  Net realized and unrealized gains (losses)            (0.62)        2.01       (0.08)
   Total from Investment Operations                     (0.52)        2.11       (0.06)
  -------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                               -        (0.07)          -
   From net realized gains                                  -        (0.04)          -
   Total Distributions Paid                                 -        (0.11)          -
  -------------------------------------------------------------------------------------
  Net Asset Value, End of Period                       $11.42       $11.94       $9.94
  -------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                      (4.27)%      21.23%      (0.50)%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period            $282,777     $340,299    $102,086
  Ratio to average net assets of: (2)
   Expenses, net of reimbursements                       0.30%        0.30%       0.30%
   Expenses, before reimbursements                       0.54%        0.60%       0.63%
   Net investment income, net of reimbursements          1.16%        1.05%       9.14%(4)
   Net investment income, before reimbursements          0.92%        0.75%       8.81%(4)
  Portfolio Turnover Rate                               14.10%       18.88%       0.00%
  -------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3)  Commenced investment operations on March 22, 2005.

(4) As the Fund commenced investment operations on March 22, 2005, annualized investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   7   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

                                                                          SMALL CAP INDEX FUND
                                                  SIX MONTHS
                                                    ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                                                  SEPT. 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                                     2006      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                        (UNAUDITED)      2006        2005        2004        2003        2002
  ----------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD              $11.98        $9.71       $9.30       $5.75       $8.00       $7.13
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                               0.07         0.09        0.06        0.04        0.06        0.04
  Net realized and unrealized gains (losses)         (0.65)        2.36        0.38        3.55       (2.25)       0.87
   Total from Investment Operations                  (0.58)        2.45        0.44        3.59       (2.19)       0.91
  ----------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                            -        (0.07)      (0.03)      (0.04)      (0.05)      (0.03)
   From net realized gains                               -        (0.11)          -           -       (0.01)      (0.01)
     Total Distributions Paid                            -        (0.18)      (0.03)      (0.04)      (0.06)      (0.04)
  ----------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                    $11.40       $11.98       $9.71       $9.30       $5.75       $8.00
  ----------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                   (4.84)%      25.51%       4.74%      62.44%     (27.49)%     12.97%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period         $378,294     $504,631    $358,525    $345,538    $173,886    $316,125
  Ratio to average net assets of: (2)
   Expenses, net of reimbursements and waivers        0.35%        0.35%       0.62%       0.65%       0.65%       0.65%
   Expenses, before reimbursements and waivers        0.54%        0.51%       0.89%       1.02%       1.10%       1.37%
   Net investment income, net of waivers and
     reimbursements                                   0.93%        0.93%       0.66%       0.58%       0.79%       0.83%
   Net investment income, before waivers and
     reimbursements                                   0.74%        0.77%       0.39%       0.21%       0.34%       0.11%
  Portfolio Turnover Rate                            18.84%       22.33%      31.27%      26.94%      51.12%      27.68%
  ----------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   8   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                            STOCK INDEX FUND
                                                  SIX MONTHS
                                                    ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                                                  SEPT. 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                                     2006      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                        (UNAUDITED)      2006        2005        2004        2003        2002
  ----------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD              $15.98       $14.57      $13.93      $10.49      $14.20      $14.40
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                               0.13         0.25        0.22        0.15        0.14        0.13
  Net realized and unrealized gains (losses)          0.51         1.41        0.64        3.44       (3.71)      (0.19)
   Total from Investment Operations                   0.64         1.66        0.86        3.59       (3.57)      (0.06)
  ----------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.13)       (0.25)      (0.22)      (0.15)      (0.14)      (0.13)
   From net realized gains                               -            -           -           -           -       (0.01)
     Total Distributions Paid                        (0.13)       (0.25)      (0.22)      (0.15)      (0.14)      (0.14)
  ----------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                    $16.49       $15.98      $14.57      $13.93      $10.49      $14.20
  ----------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                    4.06%       11.46%       6.20%      34.33%     (25.22)%     (0.35)%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period         $530,478     $498,482    $391,752    $392,327    $305,859    $494,675
  Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements        0.25%        0.25%       0.52%       0.55%       0.55%       0.55%
   Expenses, before waivers and reimbursements        0.41%        0.50%       0.79%       0.82%       0.86%       0.91%
   Net investment income, net of waiver and
     reimbursements                                   1.70%        1.66%       1.56%       1.18%       1.19%       0.89%
   Net investment income, before waivers and
     reimbursements                                   1.54%        1.41%       1.29%       0.91%       0.88%       0.53%
  Portfolio Turnover Rate                             1.71%        4.86%       4.22%       5.33%       6.82%       3.32%
  ----------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   9   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
GLOBAL REAL ESTATE INDEX FUND

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 91.8%
  AUSTRALIA - 9.5%
   Abacus Property Group                                    24,072           $29
   Australand Property Group                                21,028            29
   Babcock & Brown Japan Property Trust                     26,332            38
   Bunnings Warehouse Property Trust                        13,911            22
   Centro Properties Group                                  48,267           290
   Centro Retail Group                                      11,740            16
   CFS Retail Property Trust *                              92,891           140
   Commonwealth Property Office Fund                        89,917            94
   DB RREEF Trust                                          165,341           197
   FKP Property Group                                       11,166            47
   Galileo Shopping America Trust                           54,929            50
   GPT Group                                               120,065           421
   ING Industrial Fund                                      50,780            89
   ING Office Fund                                          58,539            68
   Investa Property Group                                   90,125           165
   Macquarie CountryWide Trust                              67,847           101
   Macquarie DDR Trust                                      49,566            45
   Macquarie Goodman Group                                  95,512           464
   Macquarie Office Trust                                  116,492           130
   Macquarie ProLogis Trust                                 46,537            43
   Mirvac Group                                             52,567           186
   Multiplex Group                                          34,148            90
   Stockland                                                80,419           443
   Tishman Speyer Office Fund                               13,823            24
   Valad Property Group                                     33,128            39
   Westfield Group                                         103,962         1,458
  ------------------------------------------------------------------------------
                                                                           4,718
  ------------------------------------------------------------------------------
  AUSTRIA - 1.3%
   CA Immobilien Anlagen A.G. *                              3,200            88
   Conwert Immobilien Invest A.G. *                          3,140            63
   Immoeast Immobilien Anlagen A.G. *                       16,470           200
   IMMOFINANZ Immobilien Anlagen A.G. *                     26,420           319
  ------------------------------------------------------------------------------
                                                                             670
  ------------------------------------------------------------------------------
  BELGIUM - 0.4%
   Befimmo SCA Sicafi                                          574            65
   Cofinimmo S.A.                                              415            79
   Intervest Offices                                           330            11
   Leasinvest Real Estate SCA                                  116            11
   Warehouses De Pauw SCA                                      287            17
  ------------------------------------------------------------------------------
                                                                             183
  ------------------------------------------------------------------------------
  BERMUDA - 0.2%
   Orient-Express Hotels Ltd.                                2,396            90
  ------------------------------------------------------------------------------

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 91.8% - CONTINUED
  CANADA - 2.4%
   Alexis Nihon Real Estate Investment Trust                   900           $11
   Allied Properties Real Estate Investment Trust              878            15
   Boardwalk Real Estate Investment Trust                    2,900            84
   Calloway Real Estate Investment Trust                     3,700            90
   Canadian Apartment Properties REIT                        3,300            54
   Canadian Hotel Income Properties REIT                     1,500            18
   Canadian Real Estate Investment Trust                     3,200            76
   Chartwell Seniors Housing Real Estate Investment
      Trust                                                  3,800            47
   Cominar Real Estate Investment Trust                      1,600            30
   Dundee Real Estate Investment Trust                       1,600            50
   H&R Real Estate Investment                                6,900           143
   InnVest Real Estate Investment Trust                      2,400            28
   IPC US Real Estate Investment Trust                       2,000            20
   Legacy Hotels Real Estate Investment Trust                5,300            46
   Morguard Real Estate Investment Trust                     1,100            11
   Northern Property Real Estate Investment Trust              800            16
   Primaris Retail Real Estate Investment Trust              3,000            49
   Retirement Residences Real Estate  Investment
    Trust                                                    4,400            31
   RioCan Real Estate Investment Trust                      11,600           249
   Summit Real Estate Investment Trust                       4,100           109
   Sunrise Senior Living Real Estate
     Investment Trust                                        2,500            23
  ------------------------------------------------------------------------------
                                                                           1,200
  ------------------------------------------------------------------------------
  DENMARK - 0.1%
   Keops A/S                                                 2,472             8
   Nordicom A/S                                                 75            10
   TK Development *                                          1,351            16
  ------------------------------------------------------------------------------
                                                                              34
  ------------------------------------------------------------------------------
  FINLAND - 0.2%
   Citycon OYJ                                               6,000            32
   Sponda OYJ                                                2,900            33
   Technopolis PLC                                           1,800            14
  ------------------------------------------------------------------------------
                                                                              79
  ------------------------------------------------------------------------------
  FRANCE - 2.4%
   Acanthe Developpement S.A.                                1,898             8
   Affine S.A.                                                  64            10
   Fonciere Des Regions                                        166            25
   Gecina S.A.                                                 659            88
   Icade *                                                   1,475            74
   Klepierre                                                 1,354           203
   Mercialys                                                 1,714            57
   Societe de la Tour Eiffel                                   244            39

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   10   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 91.8% - CONTINUED
  FRANCE - 2.4% - (CONTINUED)
   Societe Immobiliere de Location pour l'Industrie
     et le Commerce                                            716           $97
   Unibail                                                   2,690           565
  ------------------------------------------------------------------------------
                                                                           1,166
  ------------------------------------------------------------------------------
  GERMANY - 0.7%
   Colonia Real Estate A.G. *                                  752            29
   Deutsche Euroshop A.G.                                      947            66
   Deutsche Wohnen A.G.                                        993            60
   IVG Immobilien A.G.                                       5,098           184
  ------------------------------------------------------------------------------
                                                                             339
  ------------------------------------------------------------------------------
  GREECE - 0.1%
   Babis Vovos International Technical Co.                   1,230            32
  ------------------------------------------------------------------------------
  HONG KONG - 7.4%
   Agile Property Holdings Ltd.                             78,000            64
   Champion REIT *                                          79,000            39
   China Overseas Land & Investment Ltd.                   205,000           158
   China Resources Land Ltd.                                76,000            51
   Far East Consortium                                      46,000            19
   Great Eagle Holdings Ltd.                                17,000            62
   GZI Real Estate Investment Trust *                       40,000            16
   Hang Lung Properties Ltd.                               110,000           235
   Henderson Land Development Co. Ltd.                      43,000           242
   HKR International Ltd.                                   30,000            14
   Hongkong Land Holdings Ltd.                             109,000           423
   Hopson Development Holdings Ltd.                         22,000            44
   Hysan Development Co. Ltd.                               47,000           121
   Kerry Properties Ltd.                                    28,000           103
   Kowloon Development Co. Ltd.                             17,000            30
   Link REIT (The)                                         126,500           263
   New World China Land Ltd.                                57,000            23
   New World Development Ltd.                              161,000           277
   Prosperity REIT                                          68,000            17
   Shenzhen Investment Ltd.                                 56,000            20
   Sino Land Co.                                           128,000           227
   Sun Hung Kai Properties Ltd.                            110,000         1,201
  ------------------------------------------------------------------------------
                                                                           3,649
  ------------------------------------------------------------------------------
  ITALY - 0.3%
   Aedes S.p.A.                                              3,605            24
   Beni Stabili S.p.A.                                      70,299            78
   Immobiliare Grande Distribuzione                          5,428            19
   Risanamento S.p.A.                                        6,440            49
  ------------------------------------------------------------------------------
                                                                             170
  ------------------------------------------------------------------------------

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 91.8% - CONTINUED
  JAPAN - 10.6%
   Aeon Mall Co. Ltd.                                          700           $37
   Daibiru Corp.                                             2,600            26
   Daikyo, Inc. *                                            4,000            21
   Diamond City Co. Ltd.                                       900            43
   Goldcrest Co. Ltd.                                          700            38
   Heiwa Real Estate Co. Ltd.                                8,000            50
   Japan Prime Realty Investment Corp.                          30            90
   Japan Real Estate Investment Corp.                           21           178
   Japan Retail Fund Investment Corp.                           17           125
   Kenedix Realty Investment Corp.                               9            47
   Mitsubishi Estate Co. Ltd.                               61,000         1,333
   Mitsui Fudosan Co. Ltd.                                  52,000         1,182
   Mori Trust Sogo REIT, Inc.                                    4            35
   Nippon Building Fund, Inc.                                   30           305
   Nomura Real Estate Office Fund, Inc.                         16           128
   NTT Urban Development Corp.                                  16           128
   Orix JREIT, Inc.                                             13            82
   Premier Investment Co.                                        5            29
   Shoei Co. Ltd.                                            1,400            43
   Sumitomo Realty & Development Co. Ltd.                   28,000           823
   TOC Co. Ltd.                                              4,500            24
   Tokyo Tatemono Co. Ltd.                                  14,000           157
   Tokyu Land Corp.                                         24,000           228
   Tokyu REIT, Inc.                                              7            54
   United Urban Investment Corp.                                 9            51
  ------------------------------------------------------------------------------
                                                                           5,257
  ------------------------------------------------------------------------------
  NETHERLANDS - 2.3%
   Corio N.V.                                                3,947           288
   Eurocommercial Properties N.V.                            1,937            92
   Nieuwe Steen Investments Funds N.V.                       2,098            55
   Rodamco Europe N.V.                                       3,945           460
   Vastned Offices/Industrial                                  909            32
   Vastned Retail N.V.                                         919            75
   Wereldhave N.V.                                           1,221           133
  ------------------------------------------------------------------------------
                                                                           1,135
  ------------------------------------------------------------------------------
  NEW ZEALAND - 0.1%
   AMP NZ Office Trust                                      17,249            13
   Kiwi Income Property Trust                               33,950            30
  ------------------------------------------------------------------------------
                                                                              43
  ------------------------------------------------------------------------------
  NORWAY - 0.0%
   NorGani Hotels ASA *                                      2,350            22
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   11   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
GLOBAL REAL ESTATE INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 91.8% - CONTINUED
  POLAND - 0.1%
   Globe Trade Centre S.A. *                                 6,356           $61
  ------------------------------------------------------------------------------
  SINGAPORE - 1.7%
   Allgreen Properties Ltd.                                 25,000            25
   Ascendas Real Estate Investment Trust                    71,000            96
   CapitaCommercial Trust                                   57,000            79
   CapitaLand Ltd.                                          81,000           258
   CapitaMall Trust                                         58,000            93
   CapitaMall Trust                                          7,000            11
   Fortune Real Estate Investment Trust                     28,000            21
   Guocoland Ltd.                                           16,000            24
   Keppel Land Ltd.                                         21,000            66
   Mapletree Logistics Trust                                28,000            16
   Singapore Land Ltd.                                      10,000            50
   Suntec Real Estate Investment Trust                      57,000            53
   Wing Tai Holdings Ltd.                                   25,000            30
  ------------------------------------------------------------------------------
                                                                             822
  ------------------------------------------------------------------------------
  SPAIN - 0.4%
   Inmobiliaria Colonial                                     2,378           184
  ------------------------------------------------------------------------------
  SWEDEN - 0.8%
   Castellum AB                                              9,500           107
   Fabege AB                                                 5,600           124
   Hufvudstaden AB                                           4,800            41
   Klovern AB                                                4,300            14
   Kungsleden AB                                             7,500            85
   Wihlborgs Fastigheter AB                                  1,900            34
  ------------------------------------------------------------------------------
                                                                             405
  ------------------------------------------------------------------------------
  SWITZERLAND - 0.5%
   Allreal Holding A.G.                                        235            24
   PSP Swiss Property A.G. (Registered) *                    2,751           140
   Swiss Prime Site A.G. *                                   1,129            59
   Zueblin Immobilien Holding A.G. *                         1,122             9
  ------------------------------------------------------------------------------
                                                                             232
  ------------------------------------------------------------------------------
  UNITED KINGDOM - 8.7%
   Big Yellow Group PLC                                      4,867            45
   British Land Co. PLC                                     30,424           777
   Brixton PLC                                              15,832           157
   Capital & Regional PLC                                    3,949            88
   CLS Holdings PLC *                                        2,824            34
   Daejan Holdings                                             728            58
   Derwent Valley Holdings PLC                               2,949           101
   Development Securities PLC                                1,687            19
   Freeport PLC                                              1,730            14

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 91.8% - CONTINUED
  UNITED KINGDOM - 8.7% - (CONTINUED)
   Grainger Trust PLC                                        5,683           $67
   Great Portland Estates PLC                                9,022           102
   Hammerson PLC                                            16,738           411
   Helical Bar PLC                                           4,324            33
   Land Securities Group PLC                                27,299         1,006
   Liberty International PLC                                19,850           455
   London Merchant Securities                               13,731            62
   Mapeley Ltd.                                                497            31
   Marylebone Warwick Balfour Group PLC *                    2,091             8
   McKay Securities PLC                                      1,537            12
   Minerva PLC *                                             9,207            52
   Mucklow (A & J) Group PLC                                 1,067            10
   Primary Health Properties PLC                               997             9
   Quintain Estates & Development PLC                        7,191            94
   Shaftesbury PLC                                           7,317            82
   Slough Estates PLC                                       27,582           343
   State Modwen Properties PLC                               5,217            50
   Town Centre Securities PLC                                1,929            25
   Unite Group PLC                                           7,236            63
   Warner Estate Holdings PLC                                1,875            28
   Workspace Group PLC                                       9,662            74
  ------------------------------------------------------------------------------
                                                                           4,310
  ------------------------------------------------------------------------------
  UNITED STATES - 41.6%
   Acadia Realty Trust                                       1,616            41
   Affordable Residential Communities *                      1,260            12
   Agree Realty Corp.                                          304            10
   Alexander's, Inc. *                                          85            26
   Alexandria Real Estate Equities, Inc.                     1,627           153
   AMB Property Corp.                                        5,290           291
   American Campus Communities, Inc.                           985            25
   American Financial Realty Trust                           7,550            84
   Apartment Investment & Management Co.                     5,810           316
   Archstone-Smith Trust                                    12,680           690
   Ashford Hospitality Trust, Inc.                           3,520            42
   Associated Estates Realty Corp.                             919            14
   AvalonBay Communities, Inc.                               4,410           531
   BioMed Realty Trust, Inc.                                 3,570           108
   Boston Properties, Inc.                                   6,760           699
   Brandywine Realty Trust                                   5,465           178
   BRE Properties, Inc.                                      3,126           187
   Brookfield Properties Corp.                              10,200           359

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   12   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 91.8% - CONTINUED
  UNITED STATES - 41.6% - (CONTINUED)
   Camden Property Trust                                     3,370          $256
   CBL & Associates Properties, Inc.                         3,934           165
   Cedar Shopping Centers, Inc.                              1,301            21
   CentraCore Properties Trust                                 446            14
   Colonial Properties Trust                                 2,830           135
   Columbia Equity Trust, Inc.                                 541             9
   Corporate Office Properties Trust SBI MD                  2,456           110
   Corrections Corp. of America *                            3,673           159
   Cousins Properties, Inc.                                  2,271            78
   Crescent Real Estate EQT Co.                              6,290           137
   Developers Diversified Realty Corp.                       6,550           365
   DiamondRock Hospitality Co.                               3,536            59
   Digital Realty Trust, Inc.                                1,800            56
   Duke Realty Corp.                                         8,074           302
   EastGroup Properties, Inc.                                1,108            55
   Education Realty Trust, Inc.                              1,120            17
   Entertainment Properties Trust                            1,570            77
   Equity Inns, Inc.                                         2,860            46
   Equity Lifestyle Properties, Inc.                         1,175            54
   Equity Office Properties Trust                           20,690           823
   Equity One, Inc.                                          1,913            46
   Equity Residential                                       17,200           870
   Essex Property Trust, Inc.                                1,404           170
   Extra Space Storage, Inc.                                 2,690            47
   Federal Realty Invs Trust                                 3,176           236
   FelCor Lodging Trust, Inc.                                3,680            74
   First Industrial Realty Trust, Inc.                       2,751           121
   First Potomac Realty Trust                                1,204            36
   Forest City Enterprises, Inc.                             4,563           248
   General Growth Properties, Inc.                          14,264           680
   Getty Realty Corp.                                          798            23
   Glenborough Realty Trust, Inc.                            1,670            43
   Glimcher Realty Trust                                     1,900            47
   Global Signal, Inc.                                       1,042            53
   GMH Communities Trust                                     1,710            22
   Health Care Property Investors, Inc.                      8,260           256
   Health Care REIT, Inc.                                    3,830           153
   Healthcare Realty Trust, Inc.                             2,962           114
   Heritage Property Investment Trust                        1,817            66
   Hersha Hospitality Trust                                  1,500            14
   Highland Hospitality Corp.                                2,972            43
   Highwoods Properties, Inc.                                3,327           124

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 91.8% - CONTINUED
  UNITED STATES - 41.6% - (CONTINUED)
   Home Properties, Inc.                                     2,060          $118
   Hospitality Properties Trust                              4,485           212
   Host Hotels & Resorts, Inc.                              30,620           702
   HRPT Properties Trust                                    12,834           153
   Inland Real Estate Corp.                                  3,393            59
   Innkeepers USA Trust                                      2,280            37
   Investors Real Estate Trust                               1,976            19
   Kilroy Realty Corp.                                       1,980           149
   Kimco Realty Corp.                                       14,252           611
   Kite Realty Group Trust                                   1,220            21
   LaSalle Hotel Properties                                  2,482           108
   Lexington Corporate Properties Trust                      2,630            56
   Liberty Property Trust                                    5,360           256
   LTC Properties, Inc.                                        997            24
   Macerich (The) Co.                                        4,290           328
   Mack-Cali Realty Corp.                                    3,768           195
   Maguire Properties, Inc.                                  2,910           119
   Medical Properties Trust, Inc.                            1,710            23
   Mid-America Apartment Communities, Inc.                   1,364            83
   Mills (The) Corp.                                         2,789            47
   National Health Investors, Inc.                           1,410            40
   National Retail Properties, Inc.                          2,924            63
   Nationwide Health Properties, Inc.                        4,930           132
   New Plan Excel Realty Trust                               6,336           171
   Omega Healthcare Investors, Inc.                          2,857            43
   Pan Pacific Retail Properties, Inc.                       2,471           171
   Parkway Properties, Inc./Md                                 620            29
   Pennsylvania Real Estate Investment Trust                 2,144            91
   Post Properties, Inc.                                     2,660           126
   Prologis                                                 14,470           826
   PS Business Parks, Inc.                                     832            50
   Public Storage, Inc.                                      7,415           638
   Ramco-Gershenson Properties                                 722            23
   Realty Income Corp.                                       5,424           134
   Reckson Associates Realty Corp.                           4,990           214
   Regency Centers Corp.                                     4,110           283
   Republic Property Trust                                   1,413            16
   Saul Centers, Inc.                                          541            24
   Senior Housing Properties Trust                           4,231            90
   Simon Property Group, Inc.                               13,020         1,180
   Sizeler Property Investors, Inc.                            870            13
   SL Green Realty Corp.                                     2,740           306

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   13   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
GLOBAL REAL ESTATE INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 91.8% - CONTINUED
  UNITED STATES - 41.6% - (CONTINUED)
   Sovran Self Storage, Inc.                                   889           $49
   Spirit Finance Corp.                                      4,953            57
   Strategic Hotels & Resorts, Inc.                          4,420            88
   Sun Communities, Inc.                                       779            25
   Sunstone Hotel Investors, Inc.                            3,370           100
   Tanger Factory Outlet Centrs                              1,530            54
   Taubman Centers, Inc.                                     2,314           103
   Trustreet Properties, Inc.                                3,473            43
   U-Store-It Trust                                          2,860            61
   United Dominion Realty Trust, Inc.                        8,100           245
   Universal Health Realty Income Trust                        494            18
   Urstadt Biddle Properties, Inc.                             769            14
   Ventas, Inc.                                              6,248           241
   Vornado Realty Trust                                      8,290           904
   Washington Real Estate Investment Trust                   2,610           104
   Weingarten Realty Investors                               5,407           233
   Windrose Medical Properties Trust                           826            15
   Winston Hotels, Inc.                                      1,092            13
  ------------------------------------------------------------------------------
                                                                          20,540
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $42,671)                                                          45,341

  RIGHTS - 0.0%
   Zueblin Immobilien Holding A.G. *                         1,122             -
  ------------------------------------------------------------------------------
  TOTAL RIGHTS
  ------------------------------------------------------------------------------
  (COST $-)                                                                    -
  ------------------------------------------------------------------------------

  INVESTMENT COMPANIES - 0.6%
  AUSTRIA - 0.0%
    Sparkassen Immo Invest Genusscheine                        100            13
  ------------------------------------------------------------------------------
                                                                              13
  ------------------------------------------------------------------------------
  UNITED KINGDOM - 0.6%
   F&C Commercial Property Trust Ltd.                           18            43
   ING UK Real Estate Income Trust Ltd.                         15            34
   Insight Foundation Property Trust Ltd.                   21,102            53
   Invesco UK Property Income Trust Ltd.                         7            16
   ISIS Property Ltd.                                            3             8
   ISIS Property Trust 2 Ltd.                                    4            10
   Medical Property Investment Fund Ltd.                        14            46
   Standard Life Investment Property Income Trust PLC            5            11

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  INVESTMENT COMPANIES - 0.6% - CONTINUED
  UNITED KINGDOM - 0.6% - (CONTINUED)
   Teesland Advantage Property Income Trust Ltd.                 7           $13
   UK Balanced Property Trust (The) Ltd.                         9            26
   Westbury Property (The) Fund Ltd.                             5            18
                                                                             278
  ------------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  ------------------------------------------------------------------------------
  (COST $292)                                                                291

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000$)        (000S)
  SHORT-TERM INVESTMENT - 6.0%
   UBS A.G., Grand Cayman, Eurodollar Time Deposit,
   5.38%, 10/2/06                                           $2,933         2,933
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $2,933)                                                            2,933
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.4%
  ------------------------------------------------------------------------------
  (COST $45,896)                                                          48,565
   Other Assets less Liabilities - 1.6%                                      795
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                    $49,360

*    Non-Income Producing Security

At September 30, 2006, the Global Real Estate Index Fund had open futures contracts as follows:

                                    NOTIONAL                         UNREALIZED
                        NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
          TYPE          CONTRACTS    (000S)    POSITION     EXP.       (000S)
  DJ Euro Stoxx 50           5        $248       Long       12/06         $3
  Nikkei 225                 9         725       Long       12/06         12
  Russell 2000 E-Mini       13         952       Long       12/06          5
  -----------------------------------------------------------------------------
  Total                                                                  $20

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   14   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

At September 30, 2006, the industry sectors for the Global Real Estate Index Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Capital Markets                                                       0.2%
  Commercial Service & Supply                                           0.4
  Hotels Restaurants & Leisure                                          0.2
  Household Durables                                                    0.1
  Industrial Conglomerates                                              6.3
  Real Estate                                                           0.2
  Real Estate Investment Trusts                                        65.0
  Real Estate Management/Development                                   27.6
  ------------------------------------------------------------------------------
  Total                                                               100.0%

At September 30, 2006, the Global Real Estate Index Fund's investments were denominated in the following currencies:

                                                                  % OF LONG-TERM
  CONCENTRATION BY CURRENCY                                         INVESTMENTS
  U.S. Dollar                                                           45.4%
  Japanese Yen                                                          11.5
  Australian Dollar                                                     10.3
  British Pound                                                         10.1
  Euro                                                                   8.7
  Hong Kong Dollar                                                       7.1
  All other currencies less                                              6.9
  than 5%
  ------------------------------------------------------------------------------
  Total                                                                100.0%

At September 30, 2006, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

                  AMOUNT       IN        AMOUNT
   CONTRACTS      (LOCAL    EXCHANGE     (LOCAL                  UNREALIZED
  TO DELIVER    CURRENCY)      FOR     CURRENCY)   SETTLEMENT   GAIN (LOSS)
   CURRENCY       (000S)    CURRENCY     (000S)       DATE         (000S)
  U.S. Dollar      254        Euro        200        10/2/06         $-
  -------------------------------------------------------------------------
  Total                                                              $-

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   15   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6%
  AUSTRALIA - 5.0%
   ABC Learning Centres Ltd.                                32,533          $152
   Alinta Ltd.                                              29,181           248
   Alumina Ltd.                                            124,910           576
   Amcor Ltd.                                               87,168           483
   AMP Ltd.                                                187,313         1,248
   Ansell Ltd.                                               5,525            44
   APN News & Media Ltd.                                     9,689            37
   Aristocrat Leisure Ltd.                                  36,848           387
   Australia & New Zealand Banking Group Ltd.              183,812         3,679
   Australian Gas Light Co. Ltd.                            45,737           731
   Australian Stock Exchange Ltd.                           17,204           417
   AXA Asia Pacific Holdings Ltd.                           94,494           458
   Babcock & Brown International Pty Ltd.                   18,230           274
   BHP Billiton Ltd.                                       345,792         6,605
   Billabong International Ltd.                             11,476           125
   BlueScope Steel Ltd.                                     79,579           384
   Boral Ltd.                                               62,943           339
   Brambles Industries Ltd.                                 97,701           928
   Caltex Australia Ltd.                                    14,209           253
   Centro Properties Group                                  81,176           487
   CFS Retail Property Trust *                               5,466             8
   CFS Retail Property Trust - New                         177,633           267
   Challenger Financial Services Group Ltd.                  4,771            12
   Coca-Cola Amatil Ltd.                                    55,716           278
   Cochlear Ltd.                                             6,323           250
   Coles Myer Ltd.                                         117,442         1,259
   Commonwealth Bank of Australia                          127,638         4,352
   Commonwealth Property Office Fund                       175,086           184
   Computershare Ltd.                                       49,789           286
   CSL Ltd.                                                 18,193           733
   CSR Ltd.                                                100,346           223
   DB RREEF Trust                                          297,182           354
   DCA Group Ltd.                                           29,930            77
   Downer EDI Ltd.                                          25,561           114
   Foster's Group Ltd.                                     201,740           968
   Futuris Corp. Ltd.                                        8,571            13
   Goodman Fielder Ltd.                                    111,815           180
   GPT Group                                               192,088           673
   Harvey Norman Holdings Ltd.                              52,028           137
   Iluka Resources Ltd.                                      5,463            29
   ING Industrial Fund                                       7,954            14
   Insurance Australia Group Ltd.                          161,570           636

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  AUSTRALIA - 5.0% - (CONTINUED)
   Investa Property Group                                  172,891          $317
   John Fairfax Holdings Ltd.                              102,261           322
   Leighton Holdings Ltd.                                   12,263           177
   Lend Lease Corp. Ltd.                                    38,890           464
   Lion Nathan Ltd.                                         31,803           192
   Macquarie Airports Management Ltd.                       35,469            81
   Macquarie Bank Ltd.                                      24,347         1,255
   Macquarie Communications Infrastructure Group            34,451           159
   Macquarie Goodman Group                                 148,276           720
   Macquarie Infrastructure Group                          269,192           642
   Macquarie Office Trust                                  198,464           221
   Mayne Pharma Ltd.                                        50,185           160
   Mirvac Group                                             96,447           341
   Multiplex Group                                          19,763            52
   National Australia Bank Ltd.                            158,708         4,341
   Newcrest Mining Ltd.                                     36,032           604
   OneSteel Ltd.                                            44,038           138
   Orica Ltd.                                               34,780           582
   Origin Energy Ltd.                                       82,328           409
   Pacific Brands Ltd.                                      15,776            30
   PaperlinX Ltd.                                           10,058            29
   Perpetual Ltd.                                            4,700           256
   Publishing & Broadcasting Ltd.                           14,537           202
   Qantas Airways Ltd.                                     100,851           294
   QBE Insurance Group Ltd.                                 78,670         1,436
   Rinker Group Ltd.                                        92,637           960
   Rio Tinto Ltd.                                           28,625         1,495
   Santos Ltd.                                              66,874           558
   Sonic Healthcare Ltd.                                    33,298           327
   Stockland                                               135,103           745
   Stockland - New *                                         4,169            23
   Suncorp-Metway Ltd.                                      58,625           959
   Sydney Roads Group *                                     86,163            71
   Symbion Health Ltd.                                      59,734           152
   TABCORP Holdings Ltd.                                    56,224           655
   Tattersall's Ltd.                                        39,878           106
   Telstra Corp. Ltd.                                      211,899           586
   Toll Holdings Ltd.                                       58,197           667
   Transurban Group                                         78,989           430
   UNiTAB Ltd.                                               5,965            66
   Wesfarmers Ltd.                                          38,215           995
   Westfield Group                                         147,237         2,065

See Notes to the Financial Statements


EQUITY INDEX FUNDS   16   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  AUSTRALIA - 5.0% - (CONTINUED)
   Westpac Banking Corp.                                   181,382        $3,070
   Woodside Petroleum Ltd.                                  46,748         1,367
   Woolworths Ltd.                                         115,274         1,741
   WorleyParsons Ltd.                                       14,321           179
   Zinifex Ltd.                                             43,048           377
  ------------------------------------------------------------------------------
                                                                          59,920
  ------------------------------------------------------------------------------
  AUSTRIA - 0.5%
   Andritz A.G.                                              1,030           157
   BetandWin.com Interactive Entertainment A.G. *            1,650            43
   Boehler-Uddeholm A.G.                                     4,560           257
   Erste Bank der Oesterreichischen Sparkassen A.G.         18,740         1,167
   Flughafen Wien A.G.                                         530            44
   Immoeast Immobilien Anlagen A.G. *                       23,940           291
   IMMOFINANZ Immobilien Anlagen A.G. *                     45,894           553
   Mayr-Melnhof Karton A.G.                                    420            72
   Meinl European Land Ltd. *                               15,370           335
   OMV A.G.                                                 16,680           864
   Raiffeisen International Bank Holding A.G.                3,890           414
   RHI A.G. *                                                  400            16
   Telekom Austria A.G.                                     35,060           885
   Verbund - Oesterreichische Elektrizitaetswirfts
      A.G., Class A                                          7,790           377
   Voestalpine A.G.                                          8,680           359
   Wiener Staedtische Versicherung A.G.                      3,360           211
   Wienerberger A.G.                                         8,280           391
  ------------------------------------------------------------------------------
                                                                           6,436
  ------------------------------------------------------------------------------
  BELGIUM - 1.2%
   AGFA-Gevaert N.V.                                        11,074           263
   Barco N.V.                                                  789            72
   Bekaert N.V.                                              1,703           168
   Belgacom S.A.                                            16,543           645
   Cofinimmo                                                   483            92
   Colruyt S.A.                                              1,700           290
   Compagnie Maritime Belge S.A.                               703            24
   D'ieteren S.A.                                              176            59
   Delhaize Group                                            7,471           628
   Dexia                                                    57,488         1,490
   Euronav N.V.                                                766            25
   Fortis                                                  115,978         4,708
   Groupe Bruxelles Lambert S.A.                             7,389           789
   InBev N.V.                                               18,388         1,013
   KBC Groep N.V.                                           18,146         1,911

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  BELGIUM - 1.2% - (CONTINUED)
   Mobistar S.A.                                             3,255          $269
   Omega Pharma S.A.                                         2,138           123
   Solvay S.A., Class A                                      6,435           832
   UCB S.A.                                                  8,957           570
   Umicore                                                   2,638           390
  ------------------------------------------------------------------------------
                                                                          14,361
  ------------------------------------------------------------------------------
  BERMUDA - 0.1%
   Frontline Ltd.                                            6,550           250
   SeaDrill Ltd. *                                          24,300           319
  ------------------------------------------------------------------------------
                                                                             569
  ------------------------------------------------------------------------------
  CHINA - 0.1%
   Foxconn International Holdings Ltd. *                   208,000           641
  ------------------------------------------------------------------------------
  DENMARK - 0.7%
   A.P. Moller - Maersk A/S                                    111           952
   Bang & Olufsen A/S, Class B                               1,176           126
   Carlsberg A/S, Class B                                    3,800           320
   Coloplast A/S, Class B                                    2,956           238
   D/S Torm A/S                                                550            28
   Danisco A/S                                               4,953           402
   Danske Bank A/S                                          42,427         1,669
   DSV A/S                                                   2,114           370
   East Asiatic Co. Ltd. A/S                                 1,740            82
   FLSmidth & Co. A/S                                        4,311           200
   GN Store Nord                                            23,702           363
   H. Lundbeck A/S                                           4,702           109
   Jyske Bank (Registered) *                                 6,888           397
   NKT Holding A/S                                           1,907           144
   Novo-Nordisk A/S, Class B                                24,118         1,793
   Novozymes A/S, Class B                                    5,382           411
   Sydbank A/S                                               2,886           106
   Topdanmark A/S *                                          2,001           276
   TrygVesta A/S                                             3,524           210
   Vestas Wind Systems A/S *                                18,552           495
   William Demant Holding *                                  2,811           216
  ------------------------------------------------------------------------------
                                                                           8,907
  ------------------------------------------------------------------------------
  FINLAND - 1.4%
   Amer Sports OYJ                                           5,250           118
   Cargotec Corp., Class B                                   3,920           166
   Elisa OYJ, Class A                                       17,150           378
   Fortum OYJ                                               43,800         1,167
   KCI Konecranes OYJ                                        1,000            19
   Kesko OYJ, Class B                                        6,800           286

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   17   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  FINLAND - 1.4% - (CONTINUED)
   Kone OYJ, Class B                                         8,740          $424
   Metso OYJ                                                12,900           475
   Neste Oil OYJ                                            12,650           368
   Nokia OYJ                                               405,650         8,057
   Nokian Renkaat OYJ                                        7,670           138
   OKO Bank PLC, Class A                                     6,600           105
   Orion OYJ *                                               8,600           164
   Outokumpu OYJ                                            10,000           255
   Rautaruukki OYJ                                           8,800           253
   Sampo OYJ, Class A                                       41,900           874
   Sanoma-WSOY OYJ                                           4,800           123
   Stora Enso OYJ (Registered)                              60,400           916
   TietoEnator OYJ                                           8,300           244
   UPM-Kymmene OYJ                                          52,400         1,245
   Uponor OYJ                                                6,300           171
   Wartsila OYJ, Class B                                     6,900           280
   YIT OYJ                                                  13,900           322
  ------------------------------------------------------------------------------
                                                                          16,548
  ------------------------------------------------------------------------------
  FRANCE - 9.2%
   Accor S.A.                                               20,093         1,370
   Air France-KLM                                           13,022           393
   Air Liquide                                              11,944         2,437
   Alcatel S.A.                                            135,909         1,660
   Alstom RGPT *                                            11,259         1,019
   Atos Origin S.A. *                                        7,253           400
   AXA S.A.                                                164,771         6,077
   BNP Paribas                                              82,192         8,845
   Bouygues                                                 20,727         1,109
   Business Objects S.A. *                                   7,238           245
   Cap Gemini S.A.                                          13,191           700
   Carrefour S.A.                                           59,343         3,750
   Casino Guichard Perrachon S.A.                            4,086           329
   Cie de Saint-Gobain                                      30,775         2,233
   Cie Generale d'Optique Essilor International S.A.         9,796         1,003
   CNP Assurances                                            4,420           429
   Credit Agricole S.A.                                     59,319         2,606
   Dassault Systemes S.A.                                    6,082           342
   France Telecom S.A.                                     167,440         3,844
   Gaz de France                                            20,277           808
   Gecina S.A.                                                 620            83
   Groupe Danone                                            23,822         3,345
   Hermes International                                      6,822           631

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  FRANCE - 9.2% - (CONTINUED)
   Imerys S.A.                                               2,766          $232
   Klepierre                                                 2,169           325
   L'Oreal S.A.                                             28,869         2,933
   Lafarge S.A.                                             14,816         1,913
   Lagardere S.C.A.                                         12,077           872
   LVMH Moet Hennessy Louis Vuitton S.A.                    24,262         2,500
   M6-Metropole Television                                   2,735            84
   Michelin Compagnie Generale des Establissements,
      Class B                                               14,494         1,063
   Neopost S.A.                                              3,044           363
   PagesJaunes Groupe S.A.                                  13,903           395
   Pernod-Ricard S.A.                                        7,507         1,562
   Peugeot S.A.                                             15,517           875
   PPR S.A.                                                  6,833         1,013
   Publicis Groupe                                          13,947           549
   Renault S.A.                                             18,343         2,104
   Safran S.A.                                              18,349           371
   Sanofi-Aventis                                          100,609         8,958
   Schneider Electric S.A.                                  22,780         2,541
   SCOR                                                     65,767           160
   Societe BIC S.A.                                          2,621           163
   Societe Des Autoroutes Paris-Rhin-Rhone                   2,163           161
   Societe Generale                                         34,350         5,468
   Societe Television Francaise 1                           12,912           412
   Sodexho Alliance S.A.                                     9,243           512
   Suez S.A.                                               100,711         4,430
   Suez S.A. (Strip VVPR) *                                  8,460             -
   Technip S.A.                                              9,854           560
   Thales S.A.                                               8,048           357
   Thomson                                                  26,904           423
   Total S.A.                                              218,901        14,367
   Unibail                                                   4,612           969
   Valeo S.A.                                                5,559           198
   Vallourec                                                 3,715           866
   Veolia Environment                                       28,595         1,727
   Vinci S.A.                                               20,849         2,322
   Vivendi S.A.                                            114,243         4,119
   Zodiac S.A.                                               2,141           127
  ------------------------------------------------------------------------------
                                                                         109,652
  ------------------------------------------------------------------------------
  GERMANY - 6.6%
   Adidas A.G.                                              20,340           957
   Allianz A.G. (Registered)                                40,215         6,961

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   18   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  GERMANY - 6.6% - (CONTINUED)
   Altana A.G.                                               7,441          $411
   BASF A.G.                                                50,850         4,073
   Bayer A.G.                                               71,917         3,667
   Beiersdorf A.G.                                           5,631           300
   Bilfinger & Berger A.G.                                   4,236           251
   Celesio A.G.                                              8,338           435
   Commerzbank A.G.                                         61,800         2,081
   Continental A.G.                                         13,113         1,521
   DaimlerChrysler A.G. (Registered)                        90,281         4,513
   Deutsche Bank A.G. (Registered)                          50,961         6,151
   Deutsche Boerse A.G.                                     10,273         1,545
   Deutsche Lufthansa A.G. (Registered)                     22,931           486
   Deutsche Post A.G. (Registered)                          75,945         1,994
   Deutsche Postbank A.G.                                    5,815           441
   Deutsche Telekom A.G. (Registered)                      279,339         4,443
   Douglas Holding A.G.                                      3,425           160
   E.ON A.G.                                                61,755         7,322
   Fresenius Medical Care A.G. & Co. KGaA                    6,349           825
   Heidelberger Druckmaschinen                               6,784           280
   Hochtief A.G.                                             4,794           300
   Hypo Real Estate Holding A.G.                            13,553           846
   Infineon Technologies A.G. *                             75,936           900
   IVG Immobilien A.G.                                       8,153           295
   KarstadtQuelle A.G. *                                     5,818           138
   Linde A.G.                                               10,856         1,023
   MAN A.G.                                                 12,710         1,076
   Merck KGaA                                                5,204           552
   Metro A.G.                                               14,611           854
   MLP A.G.                                                  4,394            98
   Muenchener Rueckversicherungs A.G. (Registered)          19,327         3,057
   Premiere A.G. *                                           5,149            69
   Puma A.G. Rudolf Dassler Sport                            1,253           427
   Rheinmetall A.G.                                          4,080           297
   RWE A.G.                                                 44,063         4,066
   Salzgitter A.G.                                           3,951           371
   SAP A.G.                                                 21,929         4,350
   Siemens A.G. (Registered)                                83,842         7,316
   Solarworld A.G.                                           1,263            69
   Suedzucker A.G.                                           5,958           147
   ThyssenKrupp A.G.                                        36,077         1,216
   TUI A.G.                                                 22,692           468
   Volkswagen A.G.                                          16,842         1,435

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  GERMANY - 6.6% - (CONTINUED)
   Wincor Nixdorf A.G.                                       1,705          $248
  ------------------------------------------------------------------------------
                                                                          78,435
  ------------------------------------------------------------------------------
  GREECE - 0.6%
   Alpha Bank A.E.                                          38,358         1,024
   Coca Cola Hellenic Bottling Co. S.A.                     10,950           377
   Cosmote Mobile Communications S.A.                       11,450           274
   EFG Eurobank Ergasias S.A.                               23,028           706
   Folli-Follie S.A. (Registered)                              320             9
   Germanos S.A.                                             6,310           150
   Hellenic Exchanges Holding S.A.                           2,050            32
   Hellenic Petroleum S.A.                                  12,050           145
   Hellenic Technodomiki Tev S.A.                           14,160           139
   Hellenic Telecommunications Organization S.A. *          31,780           779
   Intracom Holdings S.A. (Registered) *                     8,080            52
   Motor Oil Hellas Corinth Refineries S.A.                  2,130            54
   National Bank of Greece S.A.                             38,060         1,638
   OPAP S.A.                                                22,370           752
   Piraeus Bank S.A.                                        21,522           558
   Public Power Corp.                                       10,340           249
   Technical Olympic S.A.                                    5,810            20
   Titan Cement Co. S.A.                                     5,770           274
   Viohalco                                                 11,820           120
  ------------------------------------------------------------------------------
                                                                           7,352
  ------------------------------------------------------------------------------
  HONG KONG - 1.6%
   ASM Pacific Technology                                   20,000           105
   Bank of East Asia Ltd.                                  145,800           665
   BOC Hong Kong Holdings Ltd.                             378,000           849
   Cathay Pacific Airways Ltd.                             112,000           229
   Cheung Kong Holdings Ltd.                               149,000         1,600
   Cheung Kong Infrastructure Holdings Ltd.                 45,000           138
   CLP Holdings Ltd.                                       181,000         1,097
   Esprit Holdings Ltd.                                     98,000           894
   Giordano International Ltd.                              46,000            22
   Hang Lung Properties Ltd.                               205,000           438
   Hang Seng Bank Ltd.                                      75,700           957
   Henderson Land Development Co. Ltd.                      77,000           433
   Hong Kong & China Gas Co. Ltd.                          359,000           842
   Hong Kong Electric Holdings Ltd.                        137,500           643
   Hong Kong Exchanges and Clearing Ltd.                   106,000           774
   Hopewell Holdings Ltd.                                   70,000           199
   Hutchison Telecommunications International Ltd. *       169,000           299

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   19   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  HONG KONG - 1.6% - (CONTINUED)
   Hutchison Whampoa Ltd.                                  216,000        $1,908
   Hysan Development Co. Ltd.                               73,140           188
   Johnson Electric Holdings Ltd.                          157,000           137
   Kerry Properties Ltd.                                    11,000            40
   Kingboard Chemicals Holdings Ltd.                        57,000           205
   Li & Fung Ltd.                                          196,800           489
   Link REIT (The)                                         231,500           482
   Melco International Development                          29,000            62
   MTR Corp.                                               152,672           383
   New World Development Ltd.                              288,844           498
   Noble Group Ltd.                                        122,000            80
   Orient Overseas International Ltd.                        4,200            17
   PCCW Ltd.                                               389,000           238
   Shangri-La Asia Ltd.                                    142,000           316
   Sino Land Co.                                           172,866           306
   Solomon Systech International Ltd.                       70,000            12
   Sun Hung Kai Properties Ltd.                            137,000         1,496
   Swire Pacific Ltd., Class A                              93,000           972
   Techtronic Industries Co.                               117,000           173
   Television Broadcasts Ltd.                               32,000           173
   Wharf Holdings Ltd.                                     133,000           456
   Wing Hang Bank Ltd.                                      11,000           107
   Yue Yuen Industrial Holdings                             46,000           143
  ------------------------------------------------------------------------------
                                                                          19,065
  ------------------------------------------------------------------------------
  IRELAND - 0.9%
   Allied Irish Banks PLC                                   86,572         2,306
   Bank of Ireland                                          96,323         1,884
   C&C Group PLC                                            34,715           472
   CRH PLC                                                  53,542         1,808
   DCC PLC                                                   8,545           214
   Depfa Bank PLC                                           35,716           660
   Elan Corp. PLC *                                         43,123           667
   Fyffes PLC                                               18,793            36
   Grafton Group PLC *                                      22,557           298
   Greencore Group PLC                                       3,313            16
   Iaws Group PLC                                           11,959           222
   Independent News & Media PLC                             65,416           197
   Irish Life & Permanent PLC                               27,212           682
   Kerry Group PLC, Class A                                 14,208           337
   Kingspan Group PLC                                       13,790           284
   Paddy Power PLC                                           1,666            31

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  IRELAND - 0.9% - (CONTINUED)
   Ryanair Holdings PLC ADR *                                2,685          $170
  ------------------------------------------------------------------------------
                                                                          10,284
  ------------------------------------------------------------------------------
  ITALY - 3.7%
   Alleanza Assicurazioni S.p.A.                            44,909           525
   Arnoldo Mondadori Editore S.p.A.                         13,201           122
   Assicurazioni Generali S.p.A.                            94,788         3,546
   Autogrill S.p.A.                                         12,161           194
   Autostrade S.p.A.                                        28,635           849
   Banca Fideuram S.p.A.                                    30,176           192
   Banca Intesa S.p.A.                                     385,194         2,536
   Banca Intesa S.p.A. (RNC)                                95,517           585
   Banca Monte dei Paschi di Siena S.p.A.                  108,111           655
   Banca Popolare di Milano Scrl                            42,260           559
   Banche Popolari Unite Scpa                               35,505           956
   Banco Popolare di Verona e Novara Scrl                   37,358         1,032
   Benetton Group S.p.A.                                     3,286            57
   Bulgari S.p.A.                                           15,522           198
   Capitalia S.p.A.                                        168,393         1,395
   Enel S.p.A.                                             426,896         3,896
   ENI S.p.A.                                              257,855         7,643
   Fiat S.p.A. *                                            55,372           883
   Finmeccanica S.p.A.                                      30,536           682
   Fondiaria-Sai S.p.A.                                      4,196           184
   Gruppo Editoriale L'Espresso S.p.A.                       6,978            36
   Italcementi S.p.A.                                        5,715           145
   Lottomatica S.p.A.                                        4,082           154
   Luxottica Group S.p.A.                                   14,669           432
   Mediaset S.p.A.                                          77,613           834
   Mediobanca S.p.A.                                        47,425         1,035
   Mediolanum S.p.A.                                        26,828           199
   Pirelli & C. S.p.A.                                     309,841           267
   Sanpaolo IMI S.p.A.                                     110,024         2,323
   Seat Pagine Gialle S.p.A.                               426,520           213
   Snam Rete Gas S.p.A.                                    104,887           510
   Telecom Italia S.p.A.                                 1,060,192         3,012
   Telecom Italia S.p.A. (RNC)                             596,840         1,438
   Terna S.p.A.                                            126,393           368
   Tiscali S.p.A. *                                         14,246            40
   UniCredito Italiano S.p.A. (Milan Exchange)             772,905         6,416
  ------------------------------------------------------------------------------
                                                                          44,111
  ------------------------------------------------------------------------------
  JAPAN - 22.9%
   77 Bank (The) Ltd.                                       18,000           125

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   20   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  JAPAN - 22.9% - (CONTINUED)
   Access Co. Ltd. *                                            11           $78
   Acom Co. Ltd.                                             7,840           335
   Aderans Co. Ltd.                                          2,400            62
   Advantest Corp.                                          16,400           814
   Aeon Co. Ltd.                                            58,100         1,424
   Aeon Credit Service Co. Ltd.                              9,100           218
   Aiful Corp.                                               8,650           335
   Aisin Seiki Co. Ltd.                                     20,300           593
   Ajinomoto Co., Inc.                                      62,000           668
   Alfresa Holdings Corp.                                    2,000           127
   All Nippon Airways Co. Ltd.                              70,000           283
   Alps Electric Co. Ltd.                                   18,600           194
   Amada Co. Ltd.                                           40,000           402
   Amano Corp.                                               3,500            45
   Aoyama Trading Co. Ltd.                                   6,200           198
   Arrk Corp.                                                7,000            92
   Asahi Breweries Ltd.                                     37,100           541
   Asahi Glass Co. Ltd.                                     95,000         1,172
   Asahi Kasei Corp.                                       123,000           788
   Asatsu-DK, Inc.                                           3,200            97
   Astellas Pharma, Inc.                                    54,000         2,172
   Autobacs Seven Co. Ltd.                                   2,400            90
   Bank of Fukuoka (The) Ltd.                               61,000           448
   Bank of Kyoto (The) Ltd.                                 29,000           293
   Bank of Yokohama (The) Ltd.                             121,000           953
   Benesse Corp.                                             7,400           274
   Bridgestone Corp.                                        61,100         1,234
   Canon Marketing Japan, Inc.                               8,000           192
   Canon, Inc.                                             105,600         5,509
   Casio Computer Co. Ltd.                                  24,700           498
   Central Glass Co Ltd.                                    12,000            66
   Central Japan Railway Co.                                   155         1,654
   Chiba Bank (The) Ltd.                                    78,000           696
   Chiyoda Corp.                                            15,000           293
   Chubu Electric Power Co., Inc.                           64,900         1,687
   Chugai Pharmaceutical Co. Ltd.                           27,700           596
   Circle K Sunkus Co. Ltd.                                  2,000            38
   Citizen Watch Co. Ltd.                                   40,000           329
   Coca-Cola West Holdings Co. Ltd.                          4,700            94
   COMSYS Holdings Corp.                                    13,000           143
   Credit Saison Co. Ltd.                                   16,100           679
   CSK Holdings Corp.                                        6,900           289

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  JAPAN - 22.9% - (CONTINUED)
   Dai Nippon Printing Co. Ltd.                             63,000          $973
   Daicel Chemical Industries Ltd.                          33,000           229
   Daido Steel Co. Ltd.                                     38,000           278
   Daiichi Sankyo Co. Ltd.                                  72,600         2,060
   Daikin Industries Ltd.                                   23,500           697
   Daimaru (The), Inc.                                      24,000           297
   Dainippon Ink & Chemicals, Inc.                          73,000           266
   Dainippon Screen Manufacturing Co. Ltd.                  23,000           209
   Daito Trust Construction Co. Ltd.                         9,000           489
   Daiwa House Industry Co. Ltd.                            53,000           918
   Daiwa Securities Group, Inc.                            125,000         1,459
   Denki Kagaku Kogyo KK                                    52,000           202
   Denso Corp.                                              52,500         1,845
   Dentsu, Inc.                                                181           492
   Dowa Mining Co. Ltd.                                     30,000           259
   E*Trade Securities Co. Ltd.                                 124           141
   eAccess Ltd.                                                 14             8
   East Japan Railway Co.                                      337         2,357
   Ebara Corp.                                              46,000           167
   EDION Corp.                                               3,000            51
   Eisai Co. Ltd.                                           25,200         1,219
   Electric Power Development Co.                           15,800           563
   Elpida Memory, Inc. *                                    10,000           454
   FamilyMart Co. Ltd.                                       7,400           202
   Fanuc Ltd.                                               17,800         1,390
   Fast Retailing Co. Ltd.                                   5,400           507
   Fuji Electric Holdings Co. Ltd.                          59,000           304
   Fuji Photo Film Co. Ltd.                                 49,000         1,789
   Fuji Soft ABC, Inc.                                       1,900            50
   Fuji Television Network, Inc.                                64           145
   Fujikura Ltd.                                            38,000           416
   Fujitsu Ltd.                                            184,000         1,518
   Furukawa Electric (The) Co. Ltd.                         63,000           416
   Glory Ltd.                                                6,000           116
   Goodwill Group (The), Inc.                                   61            37
   Gunma Bank (The) Ltd.                                    40,000           296
   Hakuhodo DY Holdings, Inc.                                2,770           181
   Hankyu Hanshin Holdings, Inc.                           122,000           766
   Hanshin Electric Railway Co. Ltd.                        22,000           184
   Haseko Corp. *                                           87,000           300
   Hikari Tsushin, Inc.                                      2,200           115

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   21   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  JAPAN - 22.9% - (CONTINUED)
   Hino Motors Ltd.                                         25,000          $135
   Hirose Electric Co. Ltd.                                  3,200           424
   Hitachi Chemical Co. Ltd.                                11,800           286
   Hitachi Construction Machinery Co. Ltd.                  11,000           246
   Hitachi High-Technologies Corp.                           8,000           226
   Hitachi Ltd.                                            333,000         1,943
   Hokkaido Electric Power Co., Inc.                        18,800           456
   Hokuhoku Financial Group, Inc.                          119,000           448
   Honda Motor Co. Ltd.                                    154,500         5,195
   House Foods Corp.                                         9,000           149
   Hoya Corp.                                               41,700         1,572
   Ibiden Co. Ltd.                                          13,800           729
   Index Holdings                                              114            83
   Inpex Holdings, Inc. *                                       83           659
   Isetan Co. Ltd.                                          21,300           360
   Ishikawajima-Harima Heavy Industries Co. Ltd.           126,000           385
   Ito En Ltd.                                               6,500           224
   Itochu Corp.                                            149,000         1,155
   Itochu Techno-Science Corp.                               3,000           152
   Jafco Co. Ltd.                                            3,600           182
   Japan Airlines Corp. *                                   66,000           129
   Japan Prime Realty Investment Corp.                          20            60
   Japan Real Estate Investment Corp.                           34           288
   Japan Retail Fund Investment Corp.                           40           295
   Japan Steel Works Ltd.                                   39,000           267
   Japan Tobacco, Inc.                                         451         1,753
   JFE Holdings, Inc.                                       55,200         2,164
   JGC Corp.                                                22,000           368
   Joyo Bank (The) Ltd.                                     74,000           439
   JS Group Corp.                                           27,000           565
   JSR Corp.                                                19,000           418
   JTEKT Corp.                                              19,700           382
   Kajima Corp.                                             96,000           439
   Kamigumi Co. Ltd.                                        26,000           203
   Kaneka Corp.                                             32,000           303
   Kansai Electric Power Co., Inc.                          77,100         1,779
   Kansai Paint Co. Ltd.                                    27,000           204
   Kao Corp.                                                49,000         1,307
   Katokichi Co. Ltd.                                        3,500            29
   Kawasaki Heavy Industries Ltd.                          129,000           427
   Kawasaki Kisen Kaisha Ltd.                               56,000           354
   KDDI Corp.                                                  244         1,521

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  JAPAN - 22.9% - (CONTINUED)
   Keihin Electric Express Railway Co. Ltd.                 47,000          $344
   Keio Corp.                                               58,000           387
   Keisei Electric Railway Co. Ltd.                         29,000           178
   Keyence Corp.                                             3,800           875
   Kikkoman Corp.                                           16,000           187
   Kinden Corp.                                             10,000            83
   Kintetsu Corp.                                          162,000           508
   Kirin Brewery Co. Ltd.                                   79,000         1,055
   Kobe Steel Ltd.                                         283,000           889
   Kokuyo Co. Ltd.                                          10,000           159
   Komatsu Ltd.                                             90,000         1,555
   Komori Corp.                                              1,000            20
   Konami Corp.                                             10,100           257
   Konica Minolta Holdings, Inc. *                          47,500           636
   Kose Corp.                                                2,800            90
   Kubota Corp.                                            112,000           920
   Kuraray Co. Ltd.                                         39,000           434
   Kurita Water Industries Ltd.                             13,000           252
   Kyocera Corp.                                            16,100         1,379
   Kyowa Hakko Kogyo Co. Ltd.                               34,000           240
   Kyushu Electric Power Co., Inc.                          38,000           898
   Lawson, Inc.                                              6,700           235
   Leopalace21 Corp.                                        13,700           500
   Mabuchi Motor Co. Ltd.                                    2,200           135
   Makita Corp.                                             11,700           344
   Marubeni Corp.                                          144,000           717
   Marui Co. Ltd.                                           32,000           469
   Matsui Securities Co. Ltd.                                8,600            72
   Matsumotokiyoshi Co. Ltd.                                 3,300            79
   Matsushita Electric Industrial Co. Ltd.                 195,000         4,129
   Matsushita Electric Works Ltd.                           34,000           359
   Mediceo Paltac Holdings Co. Ltd.                         18,200           373
   Meiji Dairies Corp.                                      27,000           182
   Meiji Seika Kaisha Ltd.                                  34,000           173
   Meitec Corp.                                              3,200            98
   Millea Holdings, Inc.                                    71,000         2,477
   Minebea Co. Ltd.                                         40,000           219
   Mitsubishi Chemical Holdings Corp.                      117,500           736
   Mitsubishi Corp.                                        133,600         2,512
   Mitsubishi Electric Corp.                               193,000         1,626
   Mitsubishi Estate Co. Ltd.                              114,000         2,491
   Mitsubishi Gas Chemical Co., Inc.                        41,000           445

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   22   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  JAPAN - 22.9% - (CONTINUED)
   Mitsubishi Heavy Industries Ltd.                        321,000        $1,329
   Mitsubishi Logistics Corp.                                3,000            48
   Mitsubishi Materials Corp.                              104,000           429
   Mitsubishi Rayon Co. Ltd.                                57,000           377
   Mitsubishi UFJ Financial Group, Inc.                        853        10,981
   Mitsubishi UFJ Securities Co.                            28,000           351
   Mitsui & Co. Ltd.                                       154,000         1,959
   Mitsui Chemicals, Inc.                                   68,000           490
   Mitsui Engineering & Shipbuilding Co. Ltd.               82,000           267
   Mitsui Fudosan Co. Ltd.                                  83,000         1,887
   Mitsui Mining & Smelting Co. Ltd.                        62,000           320
   Mitsui O.S.K. Lines Ltd.                                109,000           806
   Mitsui Sumitomo Insurance Co. Ltd.                      121,000         1,514
   Mitsui Trust Holdings, Inc.                              59,000           672
   Mitsukoshi Ltd.                                          45,000           202
   Mizuho Financial Group, Inc.                                954         7,401
   Murata Manufacturing Co. Ltd.                            20,300         1,410
   Namco Bandai Holdings, Inc.                              23,000           362
   NEC Corp.                                               203,000         1,116
   NEC Electronics Corp. *                                   2,800            96
   NET One Systems Co. Ltd.                                     61            85
   NGK Insulators Ltd.                                      29,000           408
   NGK Spark Plug Co. Ltd.                                  18,000           357
   NHK Spring Co. Ltd.                                      17,000           197
   Nichirei Corp.                                           28,000           148
   Nidec Corp.                                              10,900           823
   Nikko Cordial Corp.                                      83,000           963
   Nikon Corp.                                              31,000           641
   Nintendo Co. Ltd.                                         9,900         2,041
   Nippon Building Fund, Inc.                                   49           498
   Nippon Electric Glass Co. Ltd.                           22,000           485
   Nippon Express Co. Ltd.                                  85,000           456
   Nippon Meat Packers, Inc.                                20,000           225
   Nippon Mining Holdings, Inc.                             80,500           569
   Nippon Oil Corp.                                        126,000           928
   Nippon Paper Group, Inc.                                     96           348
   Nippon Sheet Glass Co. Ltd.                              45,000           212
   Nippon Shokubai Co. Ltd.                                  3,000            36
   Nippon Steel Corp.                                      607,000         2,498
   Nippon Telegraph & Telephone Corp.                          515         2,530
   Nippon Yusen Kabushiki Kaisha                           106,000           645
   Nishi-Nippon City Bank (The) Ltd.                        45,000           221

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  JAPAN - 22.9% - (CONTINUED)
   Nissan Chemical Industries Ltd.                          18,000          $213
   Nissan Motor Co. Ltd.                                   226,400         2,537
   Nisshin Seifun Group, Inc.                               21,500           224
   Nisshin Steel Co. Ltd.                                   97,000           288
   Nisshinbo Industries, Inc.                               17,000           180
   Nissin Food Products Co. Ltd.                             8,900           283
   Nitori Co. Ltd.                                           4,400           199
   Nitto Denko Corp.                                        16,500           978
   NOK Corp.                                                12,300           304
   Nomura Holdings, Inc.                                   176,800         3,114
   Nomura Real Estate Office Fund, Inc.                         28           225
   Nomura Research Institute Ltd.                            2,500           347
   NSK Ltd.                                                 48,000           405
   NTN Corp.                                                43,000           340
   NTT Data Corp.                                              127           586
   NTT DoCoMo, Inc.                                          1,854         2,858
   NTT Urban Development Corp.                                  19           152
   Obayashi Corp.                                           68,000           479
   Obic Co. Ltd.                                               790           167
   Odakyu Electric Railway Co. Ltd.                         68,000           432
   OJI Paper Co. Ltd.                                       80,000           438
   Oki Electric Industry Co. Ltd.                           50,000           113
   Okuma Corp.                                              12,000           106
   Okumura Corp.                                            13,000            71
   Olympus Corp.                                            23,000           678
   Omron Corp.                                              22,400           550
   Onward Kashiyama Co. Ltd.                                16,000           230
   Oracle Corp. Japan                                        3,600           156
   Oriental Land Co. Ltd.                                    5,600           314
   ORIX Corp.                                                8,850         2,447
   Osaka Gas Co. Ltd.                                      201,000           701
   Otsuka Corp.                                              1,900           202
   Park24 Co. Ltd.                                           2,700            89
   Pioneer Corp.                                            17,400           307
   Promise Co. Ltd.                                          8,650           344
   QP Corp.                                                  5,000            47
   Rakuten, Inc.                                               692           271
   Resona Holdings, Inc.                                       456         1,367
   Ricoh Co. Ltd.                                           67,000         1,333
   Rohm Co. Ltd.                                            11,000         1,022
   Round One Corp.                                               5            18
   Ryohin Keikaku Co. Ltd.                                   2,800           198

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   23   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  JAPAN - 22.9% - (CONTINUED)
   Sanken Electric Co. Ltd.                                 10,000          $129
   Sankyo Co. Ltd.                                           5,800           310
   Santen Pharmaceutical Co. Ltd.                            6,000           152
   Sanwa Shutter Corp.                                       8,000            45
   Sanyo Electric Co. Ltd.                                 178,000           362
   Sapporo Hokuyo Holdings, Inc.                                29           317
   Sapporo Holdings Ltd.                                    31,000           147
   SBI Holdings, Inc.                                          961           344
   Secom Co. Ltd.                                           21,000         1,040
   Sega Sammy Holdings, Inc.                                18,600           599
   Seiko Epson Corp.                                        13,200           360
   Seino Holdings Corp.                                     12,000           141
   Sekisui Chemical Co. Ltd.                                49,000           413
   Sekisui House Ltd.                                       53,000           802
   Seven & I Holdings Co. Ltd.                              80,900         2,604
   SFCG Co. Ltd.                                               330            63
   Sharp Corp.                                             100,000         1,715
   Shimachu Co. Ltd.                                         2,600            76
   Shimamura Co. Ltd.                                        2,300           225
   Shimano, Inc.                                             8,700           243
   Shimizu Corp.                                            65,000           372
   Shin-Etsu Chemical Co. Ltd.                              38,500         2,458
   Shinko Electric Industries                                2,500            70
   Shinko Securities Co. Ltd.                               51,000           202
   Shinsei Bank Ltd.                                       136,000           829
   Shionogi & Co. Ltd.                                      31,000           570
   Shiseido Co. Ltd.                                        36,000           720
   Shizuoka Bank (The) Ltd.                                 58,000           631
   Showa Denko K.K.                                        111,000           478
   Showa Shell Sekiyu K.K.                                  16,200           181
   SMC Corp. of Japan                                        5,400           715
   Softbank Corp.                                           74,000         1,532
   Sojitz Corp. *                                           45,900           149
   Sompo Japan Insurance, Inc.                              84,000         1,101
   Sony Corp.                                               99,200         4,016
   Stanley Electric Co. Ltd.                                16,700           345
   Sumco Corp.                                               5,400           400
   Sumitomo Bakelite Co. Ltd.                               22,000           166
   Sumitomo Chemical Co. Ltd.                              149,000         1,113
   Sumitomo Corp.                                          106,000         1,322
   Sumitomo Electric Industries Ltd.                        72,900           987
   Sumitomo Heavy Industries Ltd.                           60,000           503

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  JAPAN - 22.9% - (CONTINUED)
   Sumitomo Metal Industries Ltd.                          404,000        $1,550
   Sumitomo Metal Mining Co. Ltd.                           56,000           734
   Sumitomo Mitsui Financial Group, Inc.                       608         6,385
   Sumitomo Realty & Development Co. Ltd.                   38,000         1,117
   Sumitomo Rubber Industries, Inc.                         18,800           207
   Sumitomo Trust & Banking (The) Co. Ltd.                 126,000         1,319
   Suruga Bank (The) Ltd.                                   15,000           188
   Suzuken Co. Ltd.                                          6,800           255
   T&D Holdings, Inc.                                       23,100         1,673
   Taiheiyo Cement Corp.                                    97,000           359
   Taisei Corp.                                            104,000           373
   Taisho Pharmaceutical Co. Ltd.                           16,000           307
   Taiyo Nippon Sanso Corp.                                 31,000           263
   Taiyo Yuden Co. Ltd.                                     10,000           150
   Takara Holdings, Inc.                                    19,000           112
   Takashimaya Co. Ltd.                                     27,000           343
   Takeda Pharmaceutical Co. Ltd.                           88,100         5,499
   Takefuji Corp.                                           11,750           539
   Tanabe Seiyaku Co Ltd.                                   25,000           313
   TDK Corp.                                                12,700         1,017
   Teijin Ltd.                                              84,000           452
   Terumo Corp.                                             17,100           649
   THK Co. Ltd.                                             13,100           310
   TIS, Inc.                                                 4,100            97
   Tobu Railway Co. Ltd.                                    84,000           424
   Toho Co. Ltd. of Tokyo                                   15,100           307
   Tohoku Electric Power Co., Inc.                          42,300           926
   Tokuyama Corp.                                           25,000           335
   Tokyo Broadcasting System, Inc.                           2,000            47
   Tokyo Electric Power Co., Inc.                          119,700         3,447
   Tokyo Electron Ltd.                                      16,300         1,205
   Tokyo Gas Co. Ltd.                                      223,000         1,118
   Tokyo Seimitsu Co. Ltd.                                   4,000           210
   Tokyo Steel Manufacturing Co. Ltd.                       11,900           187
   Tokyo Tatemono Co. Ltd.                                  31,000           349
   Tokyu Corp.                                             106,000           729
   Tokyu Land Corp.                                         43,000           408
   TonenGeneral Sekiyu KK                                   32,000           289
   Toppan Printing Co. Ltd.                                 58,000           643
   Toray Industries, Inc.                                  134,000         1,009
   Toshiba Corp.                                           287,000         1,862
   Tosoh Corp.                                              51,000           207

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   24   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  JAPAN - 22.9% - (CONTINUED)
   Toto Ltd.                                                30,000          $283
   Toyo Seikan Kaisha Ltd.                                  18,000           345
   Toyo Suisan Kaisha Ltd.                                   9,000           130
   Toyobo Co. Ltd.                                          67,000           176
   Toyota Industries Corp.                                  20,300           861
   Toyota Motor Corp.                                      286,000        15,550
   Toyota Tsusho Corp.                                      19,500           514
   Trend Micro, Inc.                                        10,500           308
   Ube Industries Ltd. of Japan                             97,000           275
   Uni-Charm Corp.                                           4,800           267
   UNY Co. Ltd.                                             17,000           225
   Ushio, Inc.                                              12,000           259
   USS Co. Ltd.                                              2,950           190
   Wacoal Holdings Corp.                                     9,000           113
   West Japan Railway Co.                                      170           727
   Yahoo! Japan Corp.                                        1,514           570
   Yakult Honsha Co. Ltd.                                   11,500           338
   Yamada Denki Co. Ltd.                                     8,200           822
   Yamaha Corp.                                             19,000           400
   Yamaha Motor Co. Ltd.                                    20,000           530
   Yamato Holdings Co. Ltd.                                 38,000           550
   Yamazaki Baking Co. Ltd.                                  5,000            48
   Yaskawa Electric Corp.                                   21,000           206
   Yokogawa Electric Corp.                                  22,000           289
   Zeon Corp.                                               20,000           202
  ------------------------------------------------------------------------------
                                                                         273,285
  ------------------------------------------------------------------------------
  LUXEMBOURG - 0.0%
   Oriflame Cosmetics S.A. SDR                               3,300           109
  ------------------------------------------------------------------------------
  NETHERLANDS - 5.6%
   ABN AMRO Holding N.V.                                   179,687         5,242
   Aegon N.V.                                              142,529         2,673
   Akzo Nobel N.V.                                          27,231         1,678
   ASML Holding N.V. *                                      47,962         1,122
   Buhrmann N.V.                                             9,280           140
   Corio N.V.                                                4,263           311
   Euronext N.V.                                             9,040           879
   European Aeronautic Defence & Space Co. N.V.             32,812           944
   Fugro N.V. - CVA                                          5,045           213
   Getronics N.V.                                            9,032            61
   Hagemeyer N.V. *                                         45,629           222
   Heineken N.V.                                            24,264         1,110
   ING Groep N.V. - CVA                                    185,604         8,166

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  NETHERLANDS - 5.6% - (CONTINUED)
   James Hardie Industries N.V                              52,064          $289
   Koninklijke Ahold N.V. *                                155,782         1,656
   Koninklijke DSM N.V.                                     16,028           703
   Koninklijke Philips Electronics N.V.                    123,829         4,346
   Mittal Steel Co. N.V.                                    68,747         2,401
   OCE N.V.                                                  5,837            94
   Qiagen N.V. *                                            10,722           168
   Randstad Holdings N.V.                                    4,892           279
   Reed Elsevier N.V.                                       69,796         1,164
   Rodamco Europe N.V.                                       5,327           620
   Royal Dutch Shell PLC, Class A                          381,318        12,580
   Royal Dutch Shell PLC, Class B                          273,293         9,277
   Royal KPN N.V.                                          191,768         2,447
   Royal Numico N.V.                                        17,895           806
   SBM Offshore N.V.                                        14,260           387
   TNT N.V.                                                 41,432         1,572
   Unilever N.V. - CVA                                     169,830         4,179
   Vedior N.V. - CVA                                        17,874           335
   Wereldhave N.V.                                           1,703           186
   Wolters Kluwer N.V.                                      30,060           784
  ------------------------------------------------------------------------------
                                                                          67,034
  ------------------------------------------------------------------------------
  NEW ZEALAND - 0.1%
   Auckland International Airport Ltd.                      98,119           130
   Contact Energy Ltd.                                      30,439           142
   Fisher & Paykel Appliances Holdings Ltd.                 29,635            70
   Fisher & Paykel Healthcare Corp.                         53,015           144
   Fletcher Building Ltd.                                   47,396           265
   Kiwi Income Property Trust                               75,449            68
   Sky City Entertainment Group Ltd.                        43,986           152
   Sky Network Television Ltd.                              22,190            78
   Telecom Corp. of New Zealand Ltd.                       197,808           562
   Tower Ltd. *                                             19,545            41
   Vector Ltd.                                              24,079            37
   Warehouse Group Ltd.                                      7,332            31
  ------------------------------------------------------------------------------
                                                                           1,720
  ------------------------------------------------------------------------------
  NORWAY - 0.7%
   Aker Kvaerner ASA                                         3,400           302
   DNB Nor ASA                                              67,000           820
   Norsk Hydro ASA                                          71,400         1,595
   Norske Skogindustrier ASA                                18,771           282
   Orkla ASA                                                19,150           911
   PAN Fish ASA *                                          205,000           161

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   25   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  NORWAY - 0.7% - (CONTINUED)
   Petrojarl ASA *                                           6,150           $66
   Petroleum Geo-Services ASA *                              6,150           300
   ProSafe ASA                                               3,900           239
   Schibsted ASA                                             3,850           116
   Statoil ASA                                              65,000         1,537
   Storebrand ASA                                           24,700           261
   Tandberg ASA                                             12,050           129
   Tandberg Television ASA *                                 6,550            53
   Telenor ASA                                              77,600         1,012
   TGS Nopec Geophysical Co. ASA *                          11,000           174
   Tomra Systems ASA                                        22,050           135
   Yara International ASA                                   22,100           335
  ------------------------------------------------------------------------------
                                                                           8,428
  ------------------------------------------------------------------------------
  PORTUGAL - 0.3%
   Banco BPI S.A. (Registered)                              32,824           245
   Banco Comercial Portugues S.A. (Registered)             215,673           670
   Banco Espirito Santo S.A. (Registered)                   18,601           284
   Brisa-Auto Estradas de Portugal S.A.                     33,607           372
   Cimpor Cimentos de Portugal S.A.                         20,691           148
   Energias de Portugal S.A.                               201,458           874
   Jeronimo Martins                                          1,503            27
   Portugal Telecom, SGPS, S.A. (Registered)                78,678           983
   PT Multimedia Servicos de Telecomunicacoes e
   Multimedia SGPS S.A.                                      8,050            97
   Sonae Industria SGPS S.A. *                               5,252            48
   Sonae SGPS S.A.                                          92,494           161
  ------------------------------------------------------------------------------
                                                                           3,909
  ------------------------------------------------------------------------------
  SINGAPORE - 0.8%
   Ascendas Real Estate Investment Trust                    99,200           134
   CapitaLand Ltd.                                         124,000           394
   CapitaMall Trust                                         89,000           142
   Chartered Semiconductor Manufacturing Ltd. *            115,000            88
   City Developments Ltd.                                   49,000           330
   ComfortDelgro Corp. Ltd.                                195,000           207
   Cosco Corp. Singapore Ltd.                               78,000            82
   Creative Technology Ltd.                                  4,000            26
   DBS Group Holdings Ltd.                                 111,000         1,342
   Fraser and Neave Ltd.                                    85,000           222
   Jardine Cycle & Carriage Ltd.                            12,283            93
   Keppel Corp. Ltd.                                        55,000           513
   Keppel Land Ltd.                                         46,000           144
   Neptune Orient Lines Ltd.                                53,000            68

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  SINGAPORE - 0.8% - (CONTINUED)
   Olam International Ltd.                                  66,000           $71
   Oversea-Chinese Banking Corp.                           249,400         1,029
   Parkway Holdings Ltd.                                    61,000           108
   SembCorp Industries Ltd.                                101,600           215
   SembCorp Marine Ltd.                                     61,000           128
   Singapore Airlines Ltd.                                  56,000           515
   Singapore Exchange Ltd.                                  79,000           221
   Singapore Land Ltd.                                       6,000            30
   Singapore Post Ltd.                                     138,000            88
   Singapore Press Holdings Ltd.                           151,000           390
   Singapore Technologies Engineering Ltd.                 136,000           244
   Singapore Telecommunications Ltd.                       710,600         1,092
   STATS ChipPAC Ltd. *                                    131,000            80
   Suntec Real Estate Investment Trust                     113,000           105
   United Overseas Bank Ltd.                               115,000         1,180
   UOL Group Ltd.                                           58,700           129
   Venture Corp. Ltd.                                       27,000           214
   Want Want Holdings Ltd.                                  50,000            77
   Wing Tai Holdings Ltd.                                   12,000            14
  ------------------------------------------------------------------------------
                                                                           9,715
  ------------------------------------------------------------------------------
  SPAIN - 3.9%
   Abertis Infraestructuras S.A.                            22,745           597
   Acciona S.A.                                              2,865           436
   Acerinox S.A.                                            20,688           399
   ACS Actividades Cons y Serv                              24,465         1,160
   Altadis S.A.                                             27,046         1,284
   Antena 3 de Television S.A.                               8,505           174
   Banco Bilbao Vizcaya Argentaria S.A.                    335,837         7,773
   Banco Popular Espanol S.A.                               85,228         1,398
   Banco Santander Central Hispano S.A.                    588,467         9,307
   Cintra Concesiones de Infraestructuras de
   Transporte S.A.                                          21,952           309
   Corp Mapfre S.A.                                         12,111           253
   Ebro Puleva S.A.                                          6,195           127
   Endesa S.A.                                              94,375         4,016
   Fadesa Inmobiliaria S.A.                                  3,935           175
   Fomento de Construcciones y Contratas S.A.                5,026           402
   Gamesa Corp. Tecnologica S.A.                            16,432           360
   Gas Natural SDG S.A.                                     19,352           706
   Grupo Ferrovial S.A.                                      6,251           503
   Iberdrola S.A.                                           80,362         3,598
   Iberia (Lineas Aereas de Espana)                         28,623            77

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   26   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  SPAIN - 3.9% - (CONTINUED)
   Inditex S.A.                                             23,031        $1,074
   Indra Sistemas S.A.                                      14,331           312
   Inmobiliaria Colonial                                     2,624           204
   NH Hoteles S.A.                                           5,562           118
   Promotora de Informaciones S.A. (Prisa)                   6,248           102
   Repsol YPF S.A.                                          90,688         2,700
   Sacyr Vallehermoso S.A.                                  10,238           465
   Sociedad General de Aguas de Barcelona S.A.,
   Class A                                                   2,237            73
   Sogecable S.A. *                                          3,992           143
   Telefonica S.A.                                         441,758         7,659
   Union Fenosa S.A.                                        14,102           720
   Zeltia S.A. *                                            10,140            75
  ------------------------------------------------------------------------------
                                                                          46,699
  ------------------------------------------------------------------------------
  SWEDEN - 2.4%
   Alfa Laval AB                                            10,300           346
   Assa Abloy AB, Class B                                   31,700           590
   Atlas Copco AB, Class A                                  33,600           883
   Atlas Copco AB, Class B                                  21,400           536
   Axfood AB                                                 1,900            58
   Billerud AB                                               1,200            18
   Boliden AB                                               28,300           537
   Capio AB *                                               10,760           246
   Castellum AB                                             17,200           194
   D Carnegie AB                                             3,200            67
   Electrolux AB, Class B                                   27,400           445
   Elekta AB, Class B                                        9,400           177
   Eniro AB                                                 18,900           232
   Fabege AB                                                 8,300           184
   Getinge AB, Class B                                      18,500           338
   Hennes & Mauritz AB, Class B                             47,300         1,979
   Hoganas AB, Class B                                       2,700            71
   Holmen AB, Class B                                        5,800           242
   Husqvarna AB, Class B *                                  28,900           340
   Kungsleden AB                                            13,200           150
   Lundin Petroleum AB *                                    25,100           265
   Modern Times Group AB, Class B *                          5,400           279
   Nobia AB                                                  3,700           124
   Nordea Bank AB                                          205,700         2,695
   OMX AB                                                    9,400           182
   Sandvik AB                                              101,000         1,158
   SAS AB *                                                  5,600            73

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  SWEDEN - 2.4% - (CONTINUED)
   Scania AB, Class B                                       10,200          $608
   Securitas AB, Class B                                    31,900           401
   Securitas Direct AB *                                    31,900            80
   Securitas Systems AB *                                   31,900           120
   Skandinaviska Enskilda Banken AB, Class A                46,000         1,237
   Skanska AB, Class B                                      37,700           638
   SKF AB, Class B                                          40,100           587
   Ssab Svenskt Stal AB, Class A                            16,200           302
   Ssab Svenskt Stal AB, Class B                             8,250           146
   Svenska Cellulosa AB, Class B                            18,700           858
   Svenska Handelsbanken AB, Class A                        52,100         1,408
   Swedish Match AB                                         29,800           485
   Tele2 AB, Class B                                        34,100           344
   Telefonaktiebolaget LM Ericsson, Class B              1,468,100         5,090
   Telelogic AB *                                            4,600             9
   TeliaSonera AB                                          185,200         1,188
   Trelleborg AB, Class B                                    4,700            89
   Volvo AB, Class A                                         9,500           589
   Volvo AB, Class B                                        21,800         1,299
   Wihlborgs Fastigheter AB                                  1,440            26
   WM-Data AB, Class B                                      40,200           140
  ------------------------------------------------------------------------------
                                                                          28,053
  ------------------------------------------------------------------------------
  SWITZERLAND - 7.1%
   ABB Ltd. (Registered)                                   195,419         2,572
   Adecco S.A. (Registered)                                 13,124           792
   Ciba Specialty Chemicals A.G. (Registered)                7,272           439
   Clariant A.G. (Registered) *                             24,793           335
   Compagnie Financiere Richemont A.G., Class A
   (Bearer)                                                 51,700         2,490
   Credit Suisse Group (Registered)                        117,401         6,795
   Geberit A.G. (Registered)                                   402           490
   Givaudan S.A. (Registered)                                  630           505
   Holcim Ltd. (Registered)                                 20,101         1,643
   Kudelski S.A. (Bearer)                                    1,493            44
   Kuehne & Nagel International A.G. (Registered)            5,913           409
   Kuoni Reisen Holding A.G. (Registered) *                    229           118
   Logitech International S.A. (Registered) *               17,830           387
   Lonza Group A.G. (Registered)                             3,688           256
   Micronas Semiconductor Holding (Registered) *             2,113            47
   Nestle S.A. (Registered)                                 40,074        13,977
   Nobel Biocare Holding A.G. (Bearer)                       2,426           597
   Novartis A.G. (Registered)                              230,599        13,466

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   27   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  SWITZERLAND - 7.1% -  (CONTINUED)
   Phonak Holding A.G. (Registered)                          4,522          $286
   PSP Swiss Property A.G. (Registered) *                    4,224           215
   Rieter Holding A.G. (Registered)                            376           162
   Roche Holding A.G. (Genusschein)                         69,583        12,034
   Schindler Holding A.G.                                    5,559           290
   Serono S.A. (Bearer)                                        548           474
   SGS S.A. (Registered)                                       456           459
   SIG Holding A.G. (Registered) *                             278            80
   STMicroelectronics N.V.                                  68,275         1,184
   Straumann Holding A.G. (Registered)                         697           150
   Sulzer A.G. (Registered)                                    411           328
   Swatch Group A.G. (Bearer)                                3,344           646
   Swatch Group A.G. (Registered)                            4,910           191
   Swiss Reinsurance (Registered)                           33,373         2,555
   Swisscom A.G. (Registered)                                1,848           615
   Syngenta A.G. (Registered) *                             10,712         1,616
   Synthes, Inc.                                             4,865           541
   UBS A.G.                                                204,859        12,258
   Unaxis Holding A.G. (Registered) *                          668           224
   Xstrata PLC                                              45,376         1,875
   Zurich Financial Services A.G. (Registered)              14,263         3,506
  ------------------------------------------------------------------------------
                                                                          85,051
  ------------------------------------------------------------------------------
  UNITED KINGDOM - 21.2%
   3I Group PLC                                             47,299           829
   Acergy S.A. *                                            19,100           326
   Aegis Group PLC                                          90,919           228
   Aggreko PLC                                              22,158           139
   Amec PLC                                                 35,545           238
   Amvescap PLC                                             73,789           801
   Anglo American PLC                                      140,608         5,879
   ARM Holdings PLC                                        153,951           339
   Arriva PLC                                               20,823           257
   AstraZeneca PLC                                         155,517         9,720
   Aviva PLC                                               251,941         3,694
   BAE Systems PLC                                         318,790         2,359
   Balfour Beatty PLC                                       45,364           350
   Barclays PLC                                            642,848         8,113
   Barratt Developments PLC                                 24,755           494
   BBA Group PLC                                            50,652           253
   Bellway PLC                                              12,326           297
   Berkeley Group Holdings PLC *                            10,745           271
   BG Group PLC                                            346,624         4,212

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  UNITED KINGDOM - 21.2% - (CONTINUED)
   BHP Billiton PLC                                        242,772        $4,191
   Boots Group PLC                                          81,454         1,182
   Bovis Homes Group PLC                                     8,969           156
   BP PLC                                                1,975,862        21,532
   Brambles Industries PLC                                  69,507           623
   British Airways PLC *                                    57,441           459
   British American Tobacco PLC                            154,939         4,189
   British Land Co. PLC                                     51,998         1,328
   British Sky Broadcasting PLC                            116,041         1,186
   Brixton PLC                                              26,894           266
   BT Group PLC                                            828,213         4,156
   Bunzl PLC                                                37,109           465
   Burberry Group PLC                                       45,415           439
   Cable & Wireless PLC                                    231,448           600
   Cadbury Schweppes PLC                                   206,453         2,198
   Capita Group PLC                                         65,892           675
   Carnival PLC                                             17,781           851
   Carphone Warehouse Group PLC                             32,048           184
   Cattles PLC                                              34,695           247
   Centrica PLC                                            358,121         2,181
   Charter PLC *                                            10,970           175
   Close Brothers Group PLC                                  8,456           162
   Cobham PLC                                              122,627           417
   Collins Stewart Tullett PLC                              19,798           323
   Compass Group PLC                                       220,450         1,107
   Cookson Group PLC                                        13,830           147
   Corus Group PLC                                          89,335           649
   CSR PLC *                                                12,382           195
   Daily Mail & General Trust, Class A                      28,940           329
   Davis Service Group PLC                                  15,886           143
   De La Rue PLC                                            12,214           131
   Diageo PLC                                              278,395         4,918
   DSG International PLC                                   183,591           753
   Electrocomponents PLC                                    44,938           234
   EMAP                                                     23,538           331
   EMAP B SHARES                                            28,246            58
   EMI Group PLC                                            85,577           426
   Enterprise Inns PLC                                      33,166           655
   First Choice Holidays PLC                                42,907           160
   FirstGroup PLC                                           42,317           389
   FKI PLC                                                  15,237            26
   Friends Provident PLC                                   178,121           645

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   28   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  UNITED KINGDOM - 21.2% - (CONTINUED)
   Gallaher Group PLC                                       65,716        $1,075
   GKN PLC                                                  71,149           383
   GlaxoSmithKline PLC                                     576,427        15,348
   Great Portland Estates PLC                                7,349            83
   Group 4 Securicor PLC                                   116,045           367
   GUS PLC                                                  86,727         1,569
   Hammerson PLC                                            29,781           732
   Hanson PLC                                               72,632         1,052
   Hays PLC                                                163,242           442
   HBOS PLC                                                378,171         7,485
   HMV Group PLC                                            32,705            99
   HSBC Holdings PLC                                     1,135,919        20,727
   ICAP PLC                                                 52,337           506
   IMI PLC                                                  36,858           350
   Imperial Chemical Industries PLC                        119,355           888
   Imperial Tobacco Group PLC                               68,517         2,284
   Inchcape PLC                                             49,530           486
   Intercontinental Hotels Group PLC                        38,603           676
   International Power PLC                                 149,152           874
   Intertek Group PLC                                       16,726           244
   Invensys PLC *                                           88,270           343
   Investec PLC                                             32,065           315
   ITV PLC                                                 413,626           749
   Johnson Matthey PLC                                      22,225           574
   Kelda Group PLC                                          37,513           597
   Kesa Electricals PLC                                     57,345           350
   Kingfisher PLC                                          235,707         1,082
   Ladbrokes PLC                                            57,413           418
   Land Securities Group PLC                                47,022         1,733
   Legal & General Group PLC                               651,629         1,739
   Liberty International PLC                                25,908           594
   Lloyds TSB Group PLC                                    554,895         5,605
   LogicaCMG PLC                                           122,725           356
   London Stock Exchange Group PLC                          17,883           414
   Man Group PLC                                           173,479         1,455
   Marks & Spencer Group PLC                               165,260         1,988
   Meggitt PLC                                              49,331           288
   MFI Furniture PLC *                                       7,670            14
   Michael Page International PLC                           28,333           204
   Misys PLC                                                39,611           168
   Mitchells & Butlers PLC                                  48,985           541
   National Express Group PLC                               14,199           250

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  UNITED KINGDOM - 21.2% - (CONTINUED)
   National Grid PLC                                       268,839        $3,360
   Next PLC                                                 24,683           876
   Old Mutual PLC                                          515,549         1,617
   Pearson PLC                                              80,427         1,145
   Persimmon PLC                                            28,428           712
   Premier Farnell PLC                                      35,671           121
   Provident Financial PLC                                  27,433           321
   Prudential PLC                                          237,860         2,955
   Punch Taverns PLC                                        28,316           514
   Rank Group PLC                                           68,690           302
   Reckitt Benckiser PLC                                    60,761         2,519
   Reed Elsevier PLC                                       125,134         1,388
   Rentokil Initial PLC                                    183,318           503
   Resolution PLC                                           65,876           762
   Reuters Group PLC                                       134,054         1,091
   Rexam PLC                                                55,970           599
   Rio Tinto PLC                                           104,403         4,940
   Rolls-Royce Group PLC *                                 177,257         1,504
   Royal & Sun Alliance Insurance Group PLC                290,502           810
   Royal Bank of Scotland Group PLC                        315,197        10,854
   SABMiller PLC                                            90,007         1,682
   Sage Group PLC                                          127,290           599
   Sainsbury (J.) PLC                                      145,421         1,022
   Schroders PLC                                            13,120           228
   Scottish & Newcastle PLC                                 80,426           858
   Scottish & Southern Energy PLC                           85,195         2,103
   Scottish Power PLC                                      148,643         1,813
   Serco Group PLC                                          49,649           349
   Severn Trent PLC                                         34,839           872
   Signet Group PLC                                        189,306           392
   Slough Estates PLC                                       45,336           565
   Smith & Nephew PLC                                       94,091           865
   Smiths Group PLC                                         56,623           950
   Sportingbet PLC                                          43,112           148
   SSL International PLC                                    14,046            92
   Stagecoach Group PLC                                     57,871           138
   Standard Life PLC *                                     204,800         1,038
   Stolt-Nielsen S.A.                                        3,100            81
   Tate & Lyle PLC                                          47,690           642
   Taylor Woodrow PLC                                       58,966           392
   Tesco PLC                                               778,297         5,246
   Tomkins PLC                                              84,656           375

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   29   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 96.6% - CONTINUED
  UNITED KINGDOM - 21.2% - (CONTINUED)
   Travis Perkins PLC                                       12,106          $394
   Trinity Mirror PLC                                       26,764           239
   Unilever PLC                                            122,185         3,013
   United Business Media PLC                                26,736           332
   United Utilities PLC                                     86,519         1,143
   Vodafone Group PLC                                    5,216,536        11,941
   Whitbread PLC                                            22,107           536
   William Hill PLC                                         40,568           489
   Wimpey (George) PLC                                      39,391           382
   Wolseley PLC                                             65,831         1,388
   WPP Group PLC                                           119,051         1,476
   Yell Group PLC                                           77,664           866
  ------------------------------------------------------------------------------
                                                                         253,269
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $980,595)                                                      1,153,553

  PREFERRED STOCKS - 0.3%
  GERMANY - 0.3%
   Henkel KGaA                                               5,949           827
   Porsche A.G.                                                789           818
   ProSieben SAT.1 Media A.G.                                8,443           234
   RWE A.G.                                                  3,463           290
   Volkswagen A.G.                                          10,542           624
  ------------------------------------------------------------------------------
                                                                           2,793
  ------------------------------------------------------------------------------
  ITALY - 0.0%
   Unipol S.p.A.                                           109,013           323
  ------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS
  ------------------------------------------------------------------------------
  (COST $2,271)                                                            3,116

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  RIGHTS - 0.0%
   Suedzucker A.G. *                                         5,958             -
  ------------------------------------------------------------------------------
  TOTAL RIGHTS
  ------------------------------------------------------------------------------
  (COST $-)                                                                    -

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  WARRANTS - 0.0%
   Dowa Holdings Co. Ltd.,
     Exp. 01/29/10, Strike 1.00 Yen *                       30,000           $13
  ------------------------------------------------------------------------------
  TOTAL WARRANTS
  ------------------------------------------------------------------------------
  (COST $-)                                                                   13

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENT - 1.9%
   UBS A.G., Grand Cayman, Eurodollar Time Deposit,
     5.38%, 10/2/06                                        $23,240        23,240
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $23,240)                                                          23,240
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.8%
  ------------------------------------------------------------------------------
  (COST $1,006,106)                                                    1,179,922
   Other Assets less Liabilities - 1.2%                                   14,608
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                 $1,194,530

*    Non-Income Producing Security

At September 30, 2006, the International Equity Index Fund had open futures contracts as follows:

                                 NOTIONAL                          UNREALIZED
                     NUMBER OF    AMOUNT    CONTRACT   CONTRACT   GAIN (LOSS)
        TYPE         CONTRACTS    (000S)    POSITION      EXP.       (000S)
  ---------------------------------------------------------------------------
  DJ Euro Stoxx 50      357       $17,717     Long       12/06       $333
  FTSE 100 Index         85         9,528     Long       12/06         83
  Hang Seng Index         7           789     Long       10/06         (5)
  SPI 200                22         2,123     Long       12/06         41
  TOPIX Index            64         8,754     Long       12/06         35
  ---------------------------------------------------------------------------
  Total                                                              $487

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   30   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

At September 30, 2006, the industry sectors for the International Equity Index Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Consumer Discretionary                                               11.9%
  Consumer Staples                                                      8.0
  Energy                                                                7.4
  Financials                                                           30.1
  Health Care                                                           7.6
  Industrials                                                          10.7
  Information Technology                                                5.6
  Materials                                                             8.1
  Telecommunication Services                                            5.1
  Utilities                                                             5.5
  ------------------------------------------------------------------------------
  Total                                                               100.0%

At September 30, 2006, the International Equity Index Fund's investments were denominated in the following currencies:

                                                                  % OF LONG-TERM
  CONCENTRATION BY CURRENCY                                         INVESTMENTS
  Euro                                                                 33.4%
  British Pound                                                        23.9
  Japanese Yen                                                         23.6
  Swiss Franc                                                           7.1
  Australian Dollar                                                     5.2
  All other currencies less than 5%                                     6.8
  ------------------------------------------------------------------------------
  Total                                                               100.0%

At September 30, 2006, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

                   AMOUNT            IN            AMOUNT
    CONTRACTS      (LOCAL         EXCHANGE         (LOCAL                  UNREALIZED
   TO DELIVER    CURRENCY)          FOR          CURRENCY)   SETTLEMENT   GAIN (LOSS)
    CURRENCY       (000S)         CURRENCY         (000S)       DATE         (000S)
  Japanese Yen     30,392    U.S. Dollar              260     11/27/06          $1
  U.S. Dollar         170    Australian Dollar        227     11/27/06          (1)
  U.S. Dollar         280    Australian Dollar        373     11/27/06          (2)
  U.S. Dollar         680    Australian Dollar        901     11/27/06          (9)
  U.S. Dollar         320    British Pound            168     11/27/06          (5)
  U.S. Dollar         800    British Pound            424     11/27/06          (5)
  U.S. Dollar       1,000    British Pound            532     11/27/06          (3)
  U.S. Dollar       1,540    Euro                   1,211     11/27/06           1
  U.S. Dollar      10,960    Euro                   8,586     11/27/06         (37)
  U.S. Dollar         100    HongKong Dollar          776     11/27/06           -
  U.S. Dollar         140    HongKong Dollar        1,087     11/27/06           -
  U.S. Dollar       7,460    Japanese Yen         864,509     11/27/06         (80)
  -----------------------------------------------------------------------------------
  Total                                                                      $(140)

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   31   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4%
  ADVERTISING - 0.2%
   Catalina Marketing Corp.                                 10,000          $275
   Harte-Hanks, Inc.                                        13,000           343
  ------------------------------------------------------------------------------
                                                                             618
  ------------------------------------------------------------------------------
  AEROSPACE/DEFENSE - 0.5%
   Alliant Techsystems, Inc. *                               9,100           738
   DRS Technologies, Inc.                                   10,400           454
   Sequa Corp., Class A *                                    1,800           169
  ------------------------------------------------------------------------------
                                                                           1,361
  ------------------------------------------------------------------------------
  AGRICULTURE - 0.1%
   Universal Corp. of Virginia                               6,800           248
  ------------------------------------------------------------------------------
  AIRLINES - 0.4%
   Airtran Holdings, Inc. *                                 24,000           238
   Alaska Air Group, Inc. *                                 10,600           403
   JetBlue Airways Corp. *                                  43,950           408
  ------------------------------------------------------------------------------
                                                                           1,049
  ------------------------------------------------------------------------------
  APPAREL - 0.7%
   Hanesbrands, Inc. *                                      25,100           565
   Polo Ralph Lauren Corp.                                  15,900         1,029
   Timberland (The) Co., Class A *                          13,400           385
  ------------------------------------------------------------------------------
                                                                           1,979
  ------------------------------------------------------------------------------
  AUTO MANUFACTURERS - 0.3%
   Oshkosh Truck Corp.                                      19,300           974
  ------------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 0.6%
   ArvinMeritor, Inc.                                       18,600           265
   Bandag, Inc.                                              3,100           127
   BorgWarner, Inc.                                         15,000           857
   Lear Corp.                                               18,000           373
   Modine Manufacturing Co.                                  8,800           214
  ------------------------------------------------------------------------------
                                                                           1,836
  ------------------------------------------------------------------------------
  BANKS - 3.9%
   Associated Banc-Corp.                                    34,882         1,134
   Bank of Hawaii Corp.                                     13,300           641
   Cathay General Bancorp                                   13,500           487
   City National Corp. of California                        10,500           704
   Colonial BancGroup (The), Inc.                           40,800         1,000
   Cullen/Frost Bankers, Inc.                               13,600           786
   FirstMerit Corp.                                         20,800           482
   Greater Bay Bancorp                                      13,100           370
   Investors Financial Services Corp.                       17,500           754
   Mercantile Bankshares Corp.                              32,300         1,171
   SVB Financial Group *                                     9,100           406

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  BANKS - 3.9% - (CONTINUED)
   TCF Financial Corp.                                      29,300          $770
   Texas Regional Bancshares, Inc., Class A                 11,980           461
   Webster Financial Corp.                                  13,800           650
   Westamerica Bancorporation                                8,200           414
   Wilmington Trust Corp.                                   17,800           793
  ------------------------------------------------------------------------------
                                                                          11,023
  ------------------------------------------------------------------------------
  BEVERAGES - 0.1%
   PepsiAmericas, Inc.                                      16,000           341
  ------------------------------------------------------------------------------
  BIOTECHNOLOGY - 1.7%
   Affymetrix, Inc. *                                       18,200           392
   Charles River Laboratories International, Inc. *         17,864           776
   Invitrogen Corp. *                                       13,900           881
   Martek Biosciences Corp. *                                8,500           183
   Millennium Pharmaceuticals, Inc. *                       82,600           822
   PDL BioPharma, Inc. *                                    30,016           576
   Vertex Pharmaceuticals, Inc. *                           31,500         1,060
  ------------------------------------------------------------------------------
                                                                           4,690
  ------------------------------------------------------------------------------
  BUILDING MATERIALS - 0.5%
   Florida Rock Industries, Inc.                            12,400           480
   Martin Marietta Materials, Inc.                          11,800           999
  ------------------------------------------------------------------------------
                                                                           1,479
  ------------------------------------------------------------------------------
  CHEMICALS - 2.9%
   Airgas, Inc.                                             19,500           705
   Albemarle Corp.                                          10,300           560
   Cabot Corp.                                              16,600           618
   Chemtura Corp.                                           63,000           546
   Cytec Industries, Inc.                                   10,700           595
   Ferro Corp.                                              11,800           210
   FMC Corp.                                                10,400           666
   Lubrizol Corp.                                           17,900           819
   Lyondell Chemical Co.                                    55,000         1,395
   Minerals Technologies, Inc.                               5,300           283
   Olin Corp.                                               19,300           296
   RPM International, Inc.                                  31,300           594
   Sensient Technologies Corp.                              12,200           239
   Valspar Corp.                                            26,600           708
  ------------------------------------------------------------------------------
                                                                           8,234
  ------------------------------------------------------------------------------
  COAL - 1.3%
   Arch Coal, Inc.                                          37,400         1,081
   Peabody Energy Corp.                                     69,000         2,538
  ------------------------------------------------------------------------------
                                                                           3,619
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   32   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  COMMERCIAL SERVICES - 4.5%
   Adesa, Inc.                                              23,600          $545
   Alliance Data Systems Corp. *                            17,500           966
   Avis Budget Group, Inc.                                  26,720           489
   Banta Corp.                                               6,300           300
   Career Education Corp. *                                 24,900           560
   ChoicePoint, Inc. *                                      22,200           795
   Corinthian Colleges, Inc. *                              22,700           245
   Corporate Executive Board Co.                            10,600           953
   Deluxe Corp.                                             13,500           231
   DeVry, Inc. *                                            15,700           334
   Gartner, Inc. *                                          15,500           273
   ITT Educational Services, Inc. *                          8,800           583
   Kelly Services, Inc.,  Class A                            5,200           143
   Korn/Ferry International *                               11,200           235
   Laureate Education, Inc. *                               13,600           651
   Manpower, Inc.                                           22,600         1,385
   MPS Group, Inc. *                                        27,500           415
   Navigant Consulting, Inc. *                              13,800           277
   Pharmaceutical Product Development, Inc.                 26,800           956
   Quanta Services, Inc. *                                  31,100           524
   Rent-A-Center, Inc. *                                    18,100           530
   Rollins, Inc.                                             7,900           167
   Sotheby's                                                13,900           448
   United Rentals, Inc. *                                   17,400           405
   Valassis Communications, Inc. *                          13,000           229
  ------------------------------------------------------------------------------
                                                                          12,639
  ------------------------------------------------------------------------------
  COMPUTERS - 4.0%
   BISYS Group (The), Inc. *                                32,500           353
   Cadence Design Systems, Inc. *                           73,200         1,241
   Ceridian Corp. *                                         36,700           821
   Cognizant Technology Solutions Corp., Class A *          36,800         2,725
   Diebold, Inc.                                            17,100           744
   DST Systems, Inc. *                                      15,400           950
   Henry (Jack) & Associates, Inc.                          20,100           438
   Imation Corp.                                             9,400           377
   McData Corp., Class A *                                  42,500           214
   Mentor Graphics Corp. *                                  21,400           301
   Palm, Inc. *                                             26,200           381
   Reynolds & Reynolds (The) Co., Class A                   13,700           541
   SRA International, Inc., Class A *                       10,200           307
   Synopsys, Inc. *                                         37,500           740

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  COMPUTERS - 4.0% - (CONTINUED)
   Western Digital Corp. *                                  57,600        $1,043
  ------------------------------------------------------------------------------
                                                                          11,176
  ------------------------------------------------------------------------------
  DISTRIBUTION/WHOLESALE - 1.2%
   CDW Corp.                                                15,700           968
   Fastenal Co.                                             32,500         1,253
   Ingram Micro, Inc., Class A *                            35,000           671
   Tech Data Corp. *                                        14,500           530
  ------------------------------------------------------------------------------
                                                                           3,422
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 2.0%
   AmeriCredit Corp. *                                      32,900           822
   Eaton Vance Corp.                                        33,600           970
   Edwards (A.G.), Inc.                                     19,800         1,055
   IndyMac Bancorp, Inc.                                    17,900           737
   Jefferies Group, Inc.                                    26,400           752
   Raymond James Financial, Inc.                            23,300           681
   Waddell & Reed Financial, Inc., Class A                  22,200           550
  ------------------------------------------------------------------------------
                                                                           5,567
  ------------------------------------------------------------------------------
  ELECTRIC - 5.8%
   Alliant Energy Corp.                                     31,000         1,108
   Aquila, Inc. *                                           97,700           423
   Black Hills Corp.                                         8,900           299
   DPL, Inc.                                                30,100           816
   Duquesne Light Holdings, Inc.                            21,100           415
   Energy East Corp.                                        39,000           925
   Great Plains Energy, Inc.                                21,200           658
   Hawaiian Electric Industries, Inc.                       21,300           576
   Idacorp, Inc.                                            11,500           435
   MDU Resources Group, Inc.                                47,550         1,062
   Northeast Utilities                                      40,300           938
   NSTAR                                                    28,000           934
   OGE Energy Corp.                                         23,800           859
   Pepco Holdings, Inc.                                     50,300         1,216
   PNM Resources, Inc.                                      18,085           499
   Puget Energy, Inc.                                       30,300           689
   SCANA Corp.                                              30,500         1,228
   Sierra Pacific Resources *                               57,900           830
   Westar Energy, Inc.                                      22,800           536
   Wisconsin Energy Corp.                                   30,700         1,324
   WPS Resources Corp.                                      11,478           570
  ------------------------------------------------------------------------------
                                                                          16,340
  ------------------------------------------------------------------------------
  ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
   Ametek, Inc.                                             18,500           806

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   33   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  ELECTRICAL COMPONENTS & EQUIPMENT - 0.9% - (CONTINUED)
   Energizer Holdings, Inc. *                               15,000        $1,080
   Hubbell, Inc., Class B                                   15,900           761
  ------------------------------------------------------------------------------
                                                                           2,647
  ------------------------------------------------------------------------------
  ELECTRONICS - 2.1%
   Amphenol Corp., Class A                                  23,300         1,443
   Arrow Electronics, Inc. *                                32,200           883
   Avnet, Inc. *                                            33,600           659
   Gentex Corp.                                             38,300           544
   Kemet Corp. *                                            24,300           196
   National Instruments Corp.                               15,000           410
   Plexus Corp. *                                           12,100           232
   Thomas & Betts Corp. *                                   13,700           654
   Varian, Inc. *                                            8,200           376
   Vishay Intertechnology, Inc. *                           48,100           676
  ------------------------------------------------------------------------------
                                                                           6,073
  ------------------------------------------------------------------------------
  ENGINEERING & CONSTRUCTION - 0.7%
   Dycom Industries, Inc. *                                 10,900           234
   Granite Construction, Inc.                                8,800           470
   Jacobs Engineering Group, Inc. *                         15,300         1,143
  ------------------------------------------------------------------------------
                                                                           1,847
  ------------------------------------------------------------------------------
  ENTERTAINMENT - 0.5%
   International Speedway Corp., Class A                     9,200           459
   Macrovision Corp. *                                      13,800           327
   Scientific Games Corp., Class A *                        17,300           550
  ------------------------------------------------------------------------------
                                                                           1,336
  ------------------------------------------------------------------------------
  ENVIRONMENTAL CONTROL - 0.8%
   Mine Safety Appliances Co.                                7,100           253
   Republic Services, Inc.                                  30,200         1,214
   Stericycle, Inc. *                                       11,500           803
  ------------------------------------------------------------------------------
                                                                           2,270
  ------------------------------------------------------------------------------
  FOOD - 0.9%
   Hormel Foods Corp.                                       19,100           687
   JM Smucker (The) Co.                                     15,200           729
   Ruddick Corp.                                             9,100           237
   Smithfield Foods, Inc. *                                 25,800           697
   Tootsie Roll Industries, Inc.                             7,183           211
  ------------------------------------------------------------------------------
                                                                           2,561
  ------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 0.6%
   Bowater, Inc.                                            14,900           307
   Glatfelter                                               12,200           165
   Potlatch Corp.                                           10,328           383

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  FOREST PRODUCTS & PAPER - 0.6% - (CONTINUED)
   Rayonier, Inc.                                           20,050          $758
  ------------------------------------------------------------------------------
                                                                           1,613
  ------------------------------------------------------------------------------
  GAS - 0.6%
   AGL Resources, Inc.                                      20,400           745
   Vectren Corp.                                            20,000           537
   WGL Holdings, Inc.                                       12,900           404
  ------------------------------------------------------------------------------
                                                                           1,686
  ------------------------------------------------------------------------------
  HAND/MACHINE TOOLS - 0.4%
   Kennametal, Inc.                                         10,100           572
   Lincoln Electric Holdings, Inc.                          11,300           615
  ------------------------------------------------------------------------------
                                                                           1,187
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 4.1%
   Advanced Medical Optics, Inc. *                          15,500           613
   Beckman Coulter, Inc.                                    16,300           938
   Cytyc Corp. *                                            29,900           732
   Dentsply International, Inc.                             40,200         1,211
   Edwards Lifesciences Corp. *                             15,200           708
   Gen-Probe, Inc. *                                        13,500           633
   Henry Schein, Inc. *                                     23,000         1,153
   Hillenbrand Industries, Inc.                             16,100           917
   Intuitive Surgical, Inc. *                                9,600         1,012
   Resmed, Inc. *                                           19,900           801
   STERIS Corp.                                             16,900           407
   Techne Corp. *                                           10,300           524
   Varian Medical Systems, Inc. *                           33,900         1,810
  ------------------------------------------------------------------------------
                                                                          11,459
  ------------------------------------------------------------------------------
  HEALTHCARE - SERVICES - 2.6%
   Apria Healthcare Group, Inc. *                           11,100           219
   Community Health Systems, Inc. *                         24,700           923
   Covance, Inc. *                                          16,800         1,115
   Health Net, Inc. *                                       30,400         1,323
   LifePoint Hospitals, Inc. *                              15,000           530
   Lincare Holdings, Inc. *                                 24,600           852
   Psychiatric Solutions, Inc. *                            14,000           477
   Triad Hospitals, Inc. *                                  23,003         1,013
   Universal Health Services, Inc., Class B                 14,856           890
  ------------------------------------------------------------------------------
                                                                           7,342
  ------------------------------------------------------------------------------
  HOLDING COMPANIES - DIVERSIFIED - 0.4%
   Leucadia National Corp.                                  42,300         1,107
  ------------------------------------------------------------------------------
  HOME BUILDERS - 1.0%
   Beazer Homes USA, Inc.                                   10,300           402

See Notes to the Financial Statements


EQUITY INDEX FUNDS   34   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  HOME BUILDERS - 1.0% - (CONTINUED)
   Hovnanian Enterprises, Inc., Class A *                    9,400          $276
   MDC Holdings, Inc.                                        8,800           408
   Ryland Group, Inc.                                       11,500           497
   Thor Industries, Inc.                                     9,300           383
   Toll Brothers, Inc. *                                    32,400           910
  ------------------------------------------------------------------------------
                                                                           2,876
  ------------------------------------------------------------------------------
  HOME FURNISHINGS - 0.1%
   Furniture Brands International, Inc.                     12,900           246
  ------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS/WARES - 0.7%
   American Greetings Corp., Class A                        15,400           356
   Blyth, Inc.                                               6,500           158
   Church & Dwight, Inc.                                    16,900           661
   Scotts Miracle-Gro (The) Co., Class A                    11,800           525
   Tupperware Brands Corp.                                  14,200           276
  ------------------------------------------------------------------------------
                                                                           1,976
  ------------------------------------------------------------------------------
  INSURANCE - 6.1%
   American Financial Group, Inc. of Ohio                   12,300           577
   AmerUs Group Co.                                         11,200           762
   Brown & Brown, Inc.                                      29,300           896
   Everest Re Group Ltd.                                    16,900         1,648
   Fidelity National Financial, Inc.                        45,700         1,904
   First American Corp.                                     25,321         1,072
   Gallagher (Arthur J.) & Co.                              25,800           688
   Hanover Insurance Group (The), Inc.                      13,428           599
   HCC Insurance Holdings, Inc.                             29,200           960
   Horace Mann Educators Corp.                              11,700           225
   Mercury General Corp.                                     9,300           461
   Ohio Casualty Corp.                                      16,000           414
   Old Republic International Corp.                         60,000         1,329
   PMI Group (The), Inc.                                    22,800           999
   Protective Life Corp.                                    18,300           837
   Radian Group, Inc.                                       21,300         1,278
   Stancorp Financial Group, Inc.                           14,300           638
   Unitrin, Inc.                                            10,700           473
   W.R. Berkley Corp.                                       43,975         1,556
  ------------------------------------------------------------------------------
                                                                          17,316
  ------------------------------------------------------------------------------
  INTERNET - 1.0%
   Avocent Corp. *                                          13,500           407
   Checkfree Corp. *                                        23,400           967
   F5 Networks, Inc. *                                      10,600           569
   McAfee, Inc. *                                           42,100         1,030
  ------------------------------------------------------------------------------
                                                                           2,973
  ------------------------------------------------------------------------------

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  IRON/STEEL - 0.4%
   Reliance Steel & Aluminum Co.                            16,700          $537
   Steel Dynamics, Inc.                                     11,900           600
  ------------------------------------------------------------------------------
                                                                           1,137
  ------------------------------------------------------------------------------
  LEISURE TIME - 0.1%
   Callaway Golf Co.                                        17,100           224
  ------------------------------------------------------------------------------
  LODGING - 0.1%
   Boyd Gaming Corp.                                        11,100           427
  ------------------------------------------------------------------------------
  MACHINERY - CONSTRUCTION & MINING - 0.4%
   Joy Global, Inc.                                         30,950         1,164
  ------------------------------------------------------------------------------
  MACHINERY - DIVERSIFIED - 1.1%
   AGCO Corp. *                                             23,700           601
   Flowserve Corp. *                                        14,800           748
   Graco, Inc.                                              17,900           699
   Nordson Corp.                                             9,000           359
   Zebra Technologies Corp., Class A *                      18,600           665
  ------------------------------------------------------------------------------
                                                                           3,072
  ------------------------------------------------------------------------------
  MEDIA - 1.0%
   Belo Corp., Class A                                      23,100           365
   Emmis Communications Corp., Class A *                     8,523           104
   Entercom Communications Corp.                             7,300           184
   Lee Enterprises, Inc.                                    12,200           308
   Media General, Inc., Class A                              6,300           238
   Readers Digest Association (The), Inc.                   25,700           333
   Scholastic Corp. *                                        6,700           209
   Washington Post (The), Co., Class B                       1,440         1,061
   Westwood One, Inc.                                       17,900           127
  ------------------------------------------------------------------------------
                                                                           2,929
  ------------------------------------------------------------------------------
  METAL FABRICATION/HARDWARE - 1.4%
   Commercial Metals Co.                                    31,400           638
   Precision Castparts Corp.                                35,400         2,236
   Timken (The) Co.                                         23,900           712
   Worthington Industries, Inc.                             18,900           322
  ------------------------------------------------------------------------------
                                                                           3,908
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 2.7%
   Brink's (The) Co.                                        12,600           669
   Carlisle Cos., Inc.                                       8,200           690
   Crane Co.                                                13,200           552
   Donaldson Co., Inc.                                      17,800           657
   Federal Signal Corp.                                     12,600           192
   Harsco Corp.                                             11,000           854
   Lancaster Colony Corp.                                    6,100           273

See Notes to the Financial Statements


                      NORTHERN FUNDS SEMIANNUAL REPORT   35   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  MISCELLANEOUS MANUFACTURING - 2.7% - (CONTINUED)
   Pentair, Inc.                                            26,600          $697
   Roper Industries, Inc.                                   22,900         1,024
   SPX Corp.                                                15,100           807
   Teleflex, Inc.                                           10,700           595
   Trinity Industries, Inc.                                 20,550           661
  ------------------------------------------------------------------------------
                                                                           7,671
  ------------------------------------------------------------------------------
  OFFICE FURNISHINGS - 0.4%
   Herman Miller, Inc.                                      17,300           592
   HNI Corp.                                                13,200           549
  ------------------------------------------------------------------------------
                                                                           1,141
  ------------------------------------------------------------------------------
  OIL & GAS - 4.9%
   Denbury Resources, Inc. *                                31,200           902
   ENSCO International, Inc.                                40,200         1,762
   Forest Oil Corp. *                                       14,400           455
   Helmerich & Payne, Inc.                                  27,400           631
   Newfield Exploration Co. *                               33,900         1,306
   Noble Energy, Inc.                                       46,100         2,102
   Patterson-UTI Energy, Inc.                               43,700         1,038
   Pioneer Natural Resources Co.                            32,800         1,283
   Plains Exploration & Production Co. *                    20,200           867
   Pogo Producing Co.                                       15,300           626
   Pride International, Inc. *                              42,700         1,171
   Quicksilver Resources, Inc. *                            14,500           463
   Southwestern Energy Co. *                                43,900         1,311
  ------------------------------------------------------------------------------
                                                                          13,917
  ------------------------------------------------------------------------------
  OIL & GAS SERVICES - 1.7%
   Cameron International Corp. *                            29,100         1,406
   FMC Technologies, Inc. *                                 17,900           961
   Grant Prideco, Inc. *                                    34,200         1,301
   Hanover Compressor Co. *                                 26,100           475
   Tidewater, Inc.                                          15,300           676
  ------------------------------------------------------------------------------
                                                                           4,819
  ------------------------------------------------------------------------------
  PACKAGING & CONTAINERS - 0.5%
   Packaging Corp. of America                               19,600           455
   Sonoco Products Co.                                      25,900           871
  ------------------------------------------------------------------------------
                                                                           1,326
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 2.1%
   Cephalon, Inc. *                                         15,900           982
   Medicis Pharmaceutical Corp., Class A                    14,200           459
   Omnicare, Inc.                                           31,800         1,370
   Par Pharmaceutical Cos., Inc. *                           9,800           179

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  PHARMACEUTICALS - 2.1% - (CONTINUED)
   Perrigo Co.                                              20,400          $346
   Sepracor, Inc. *                                         28,700         1,390
   Valeant Pharmaceuticals International                    24,300           481
   VCA Antech, Inc. *                                       21,700           783
  ------------------------------------------------------------------------------
                                                                           5,990
  ------------------------------------------------------------------------------
  PIPELINES - 1.7%
   Equitable Resources, Inc.                                31,800         1,112
   National Fuel Gas Co.                                    21,900           796
   Oneok, Inc.                                              29,000         1,096
   Questar Corp.                                            22,300         1,824
  ------------------------------------------------------------------------------
                                                                           4,828
  ------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS - 4.2%
   AMB Property Corp.                                       23,100         1,273
   Developers Diversified Realty Corp.                      28,600         1,595
   Highwoods Properties, Inc.                               14,200           528
   Hospitality Properties Trust                             18,838           889
   Liberty Property Trust                                   23,600         1,128
   Longview Fibre Co.                                       17,520           356
   Macerich (The) Co.                                       18,749         1,432
   Mack-Cali Realty Corp.                                   16,300           844
   New Plan Excel Realty Trust                              27,300           739
   Regency Centers Corp.                                    17,966         1,235
   United Dominion Realty Trust, Inc.                       35,400         1,069
   Weingarten Realty Investors                              20,600           886
  ------------------------------------------------------------------------------
                                                                          11,974
  ------------------------------------------------------------------------------
  RETAIL - 9.1%
   99 Cents Only Stores *                                   12,300           146
   Abercrombie & Fitch Co., Class A                         23,000         1,598
   Advance Auto Parts, Inc.                                 27,650           911
   Aeropostale, Inc. *                                      13,900           406
   American Eagle Outfitters, Inc.                          34,800         1,525
   AnnTaylor Stores Corp. *                                 19,000           795
   Applebee's International, Inc.                           19,900           428
   Barnes & Noble, Inc.                                     13,500           512
   BJ's Wholesale Club, Inc. *                              17,400           508
   Bob Evans Farms, Inc.                                     9,400           285
   Borders Group, Inc.                                      16,400           335
   Brinker International, Inc.                              21,600           866
   Carmax, Inc. *                                           27,600         1,151
   CBRL Group, Inc.                                          8,144           329
   Charming Shoppes, Inc. *                                 31,004           443
   Cheesecake Factory (The), Inc. *                         20,700           563

See Notes to the Financial Statements


EQUITY INDEX FUNDS   36   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  RETAIL - 9.1% - (CONTINUED)
   Chico's FAS, Inc. *                                      46,200          $995
   Claire's Stores, Inc.                                    24,800           723
   Coldwater Creek, Inc. *                                  15,896           457
   Copart, Inc. *                                           18,200           513
   Dollar Tree Stores, Inc. *                               26,600           824
   Foot Locker, Inc.                                        41,000         1,035
   GameStop Corp., Class A *                                19,300           893
   Michaels Stores, Inc.                                    34,800         1,515
   MSC Industrial Direct Co., Class A                       14,400           587
   O'Reilly Automotive, Inc. *                              29,700           986
   OSI Restaurant Partners, Inc.                            18,800           596
   Pacific Sunwear of California, Inc. *                    19,000           287
   Payless Shoesource, Inc. *                               17,600           438
   Petsmart, Inc.                                           36,800         1,021
   Pier 1 Imports, Inc.                                     24,400           181
   Regis Corp.                                              11,800           423
   Ross Stores, Inc.                                        36,800           935
   Ruby Tuesday, Inc.                                       15,800           446
   Saks, Inc.                                               35,900           620
   Urban Outfitters, Inc. *                                 28,900           511
   Williams-Sonoma, Inc.                                    29,600           959
  ------------------------------------------------------------------------------
                                                                          25,746
  ------------------------------------------------------------------------------
  SAVINGS & LOANS - 1.0%
   Astoria Financial Corp.                                  22,100           681
   First Niagara Financial Group, Inc.                      28,982           422
   New York Community Bancorp, Inc.                         67,800         1,111
   Washington Federal, Inc.                                 22,800           512
  ------------------------------------------------------------------------------
                                                                           2,726
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 3.9%
   Atmel Corp. *                                           113,100           683
   Cree, Inc. *                                             20,800           418
   Cypress Semiconductor Corp. *                            36,600           650
   Fairchild Semiconductor International, Inc. *            31,900           597
   Integrated Device Technology, Inc. *                     52,530           844
   International Rectifier Corp. *                          18,900           658
   Intersil Corp., Class A                                  37,200           913
   Lam Research Corp. *                                     37,100         1,682
   Lattice Semiconductor Corp. *                            29,900           204
   MEMC Electronic Materials, Inc. *                        43,400         1,590
   Micrel, Inc. *                                           15,600           150
   Microchip Technology, Inc.                               56,000         1,815
   Semtech Corp. *                                          19,200           245

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  SEMICONDUCTORS - 3.9% - (CONTINUED)
   Silicon Laboratories, Inc. *                             14,200          $440
   Triquint Semiconductor, Inc. *                           36,300           189
  ------------------------------------------------------------------------------
                                                                          11,078
  ------------------------------------------------------------------------------
  SOFTWARE - 2.5%
   Activision, Inc. *                                       65,744           993
   Acxiom Corp.                                             17,775           438
   Advent Software, Inc. *                                   4,800           174
   CSG Systems International, Inc. *                        12,700           336
   Dun & Bradstreet Corp. *                                 16,387         1,229
   Fair Isaac Corp.                                         16,500           603
   Fidelity National Information Services, Inc.             16,998           629
   MoneyGram International, Inc.                            22,400           651
   SEI Investments Co.                                      16,500           927
   Sybase, Inc. *                                           23,613           572
   Transaction Systems Architects, Inc. *                   10,100           347
   Wind River Systems, Inc. *                               19,700           211
  ------------------------------------------------------------------------------
                                                                           7,110
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 2.3%
   3Com Corp. *                                            102,300           451
   Adtran, Inc.                                             17,300           412
   Andrew Corp. *                                           41,800           386
   Cincinnati Bell, Inc. *                                  64,800           312
   CommScope, Inc. *                                        15,600           513
   Harris Corp.                                             34,900         1,553
   Newport Corp. *                                          11,400           186
   Plantronics, Inc.                                        12,500           219
   Polycom, Inc. *                                          22,900           562
   Powerwave Technologies, Inc. *                           29,400           223
   RF Micro Devices, Inc. *                                 50,800           385
   Telephone & Data Systems, Inc.                           27,100         1,141
   UTStarcom, Inc. *                                        27,600           245
  ------------------------------------------------------------------------------
                                                                           6,588
  ------------------------------------------------------------------------------
  TEXTILES - 0.4%
   Mohawk Industries, Inc. *                                14,100         1,050
  ------------------------------------------------------------------------------
  TRANSPORTATION - 2.8%
   Alexander & Baldwin, Inc.                                11,500           510
   CH Robinson Worldwide, Inc.                              45,400         2,024
   Con-way, Inc.                                            12,691           569
   Expeditors International Washington, Inc.                55,700         2,483
   Hunt (J.B.) Transport Services, Inc.                     27,700           575
   Overseas Shipholding Group                                7,700           476
   Swift Transportation Co., Inc. *                         14,500           344

See Notes to the Financial Statements


                      NORTHERN FUNDS SEMIANNUAL REPORT   37   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
MID CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 99.4% - CONTINUED
  TRANSPORTATION - 2.8% - (CONTINUED)
   Werner Enterprises, Inc.                                 13,500          $253
   YRC Worldwide, Inc. *                                    15,200           563
  ------------------------------------------------------------------------------
                                                                           7,797
  ------------------------------------------------------------------------------
  TRUCKING & LEASING - 0.2%
   GATX Corp.                                               13,300           550
  ------------------------------------------------------------------------------
  WATER - 0.3%
   Aqua America, Inc.                                       33,866           743
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $267,228)                                                        281,025

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 0.8%
   UBS A.G., Grand Cayman, Eurodollar Time Deposit,
     5.38%, 10/2/06                                         $1,941         1,941
   U.S. Treasury Bill, (1)
     4.92%, 2/22/07                                            445           436
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
   (COST $2,377)                                                           2,377
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.2%
  ------------------------------------------------------------------------------
   (COST $269,605)                                                       283,402
     Liabilities less Other Assets - (0.2)%                                 (625)
  ------------------------------------------------------------------------------
     NET ASSETS - 100.0%                                                $282,777

At September 30, 2006, the Mid Cap Index Fund had open futures contracts as follows:

                                      NOTIONAL                         UNREALIZED
                          NUMBER OF    AMOUNT    CONTRACT   CONTRACT      LOSS
           TYPE           CONTRACTS    (000S)    POSITION     EXP.       (000S)
  S&P Midcap 400 E-Mini       27       $2,054      Long       12/06       $(3)
  --------------------------------------------------------------------------------

  At September 30, 2006, the industry sectors for the Mid Cap Index Fund were:

                                                                         % OF
                                                                      LONG-TERM
  INDUSTRY SECTOR                                                    INVESTMENTS
  Consumer Discretionary                                                 15.0%
  Consumer Staples                                                        2.0
  Energy                                                                  8.1
  Financials                                                             18.5
  Health Care                                                            11.0
  Industrials                                                            15.5
  Information Technology                                                 16.0
  Materials                                                               5.0
  Telecommunication Services                                              0.5
  Utilities                                                               8.4
  ------------------------------------------------------------------------------
  Total                                                                 100.0%

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   38   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
SMALL CAP INDEX FUND

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9%
  ADVERTISING - 0.3%
   Advo, Inc.                                                9,362          $262
   Catalina Marketing Corp.                                 13,500           371
   Gaiam, Inc., Class A *                                    4,800            62
   inVentiv Health, Inc. *                                   8,600           276
   Marchex, Inc., Class B *                                  6,800           104
   Sitel Corp. *                                            17,400            52
   ValueVision Media, Inc., Class A *                        8,800           102
  ------------------------------------------------------------------------------
                                                                           1,229
  ------------------------------------------------------------------------------
  AEROSPACE/DEFENSE - 1.1%
   AAR Corp. *                                              10,800           257
   Argon ST, Inc. *                                          3,840            92
   BE Aerospace, Inc. *                                     22,700           479
   Curtiss-Wright Corp.                                     12,800           389
   EDO Corp.                                                 5,000           114
   Esterline Technologies Corp. *                            7,500           253
   GenCorp, Inc. *                                          16,400           211
   Heico Corp.                                               6,100           209
   Herley Industries, Inc. *                                 4,300            53
   Innovative Solutions & Support, Inc. *                    3,600            52
   K&F Industries Holdings, Inc. *                           5,600           105
   Kaman Corp.                                               7,200           130
   Moog, Inc., Class A *                                    10,862           376
   MTC Technologies, Inc. *                                  3,000            72
   Orbital Sciences Corp. *                                 17,000           319
   Sequa Corp., Class A *                                    2,000           188
   Teledyne Technologies, Inc. *                            10,100           400
   TransDigm Group, Inc. *                                   3,182            78
   Triumph Group, Inc.                                       4,700           199
   United Industrial Corp. of New York                       2,800           150
  ------------------------------------------------------------------------------
                                                                           4,126
  ------------------------------------------------------------------------------
  AGRICULTURE - 0.4%
   Alico, Inc.                                               1,100            64
   Alliance One International, Inc. *                       28,100           115
   Andersons (The), Inc.                                     3,900           133
   Delta & Pine Land Co.                                    10,500           425
   Maui Land & Pineapple Co., Inc. *                         1,100            33
   Tejon Ranch Co. *                                         3,200           136
   Universal Corp. of Virginia                               7,600           278
   Vector Group Ltd.                                        11,645           189
  ------------------------------------------------------------------------------
                                                                           1,373
  ------------------------------------------------------------------------------
  AIRLINES - 0.5%
   Airtran Holdings, Inc. *                                 26,600           264

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  AIRLINES - 0.5% - (CONTINUED)
   Alaska Air Group, Inc. *                                 11,600          $441
   ExpressJet Holdings, Inc. *                              14,700            97
   Frontier Airlines Holdings, Inc. *                       10,750            89
   JetBlue Airways Corp. *                                  50,900           472
   Mesa Air Group, Inc. *                                   10,700            83
   Republic Airways Holdings, Inc. *                         9,700           151
   Skywest, Inc.                                            18,700           458
  ------------------------------------------------------------------------------
                                                                           2,055
  ------------------------------------------------------------------------------
  APPAREL - 1.5%
   Carter's, Inc. *                                         14,200           375
   Cherokee, Inc.                                            2,300            84
   Columbia Sportswear Co. *                                 3,900           218
   CROCS, Inc. *                                             3,000           102
   Deckers Outdoor Corp. *                                   3,200           151
   Guess?, Inc. *                                            6,200           301
   Gymboree Corp. *                                          9,800           413
   Hartmarx Corp. *                                          9,500            64
   Iconix Brand Group, Inc. *                               10,400           167
   K-Swiss, Inc., Class A                                    7,700           232
   Kellwood Co.                                              7,550           218
   Maidenform Brands, Inc. *                                 4,100            79
   Oxford Industries, Inc.                                   4,500           193
   Perry Ellis International, Inc. *                         2,200            68
   Phillips-Van Heusen Corp.                                16,200           677
   Quiksilver, Inc. *                                       35,800           435
   Skechers U.S.A., Inc., Class A *                          3,200            75
   Steven Madden Ltd.                                        6,100           239
   Stride Rite Corp.                                        10,900           152
   Timberland (The) Co., Class A *                          14,800           426
   True Religion Apparel, Inc. *                             3,900            82
   Volcom, Inc. *                                            3,894            88
   Warnaco Group (The), Inc. *                              13,900           269
   Weyco Group, Inc.                                         1,900            43
   Wolverine World Wide, Inc.                               16,300           461
  ------------------------------------------------------------------------------
                                                                           5,612
  ------------------------------------------------------------------------------
  AUTO MANUFACTURERS - 0.2%
   A.S.V., Inc. *                                            6,200            93
   Navistar International Corp. *                           18,200           470
   Wabash National Corp.                                     9,300           127
  ------------------------------------------------------------------------------
                                                                             690
  ------------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 0.8%
   Accuride Corp. *                                          6,600            73

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   39   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  AUTO PARTS & EQUIPMENT - 0.8%- (CONTINUED)
   Aftermarket Technology Corp. *                            6,500          $115
   American Axle & Manufacturing Holdings, Inc.             15,400           257
   ArvinMeritor, Inc.                                       20,900           298
   Bandag, Inc.                                              3,300           135
   Commercial Vehicle Group, Inc. *                          6,300           121
   Cooper Tire & Rubber Co.                                 18,200           183
   Fuel Systems Solutions, Inc. *                            3,400            43
   Keystone Automotive Industries, Inc. *                    4,800           183
   Lear Corp.                                               19,700           408
   Miller Industries, Inc. of Tennessee *                    2,800            51
   Modine Manufacturing Co.                                 10,000           243
   Noble International Ltd.                                  3,450            43
   Superior Industries International, Inc.                   6,900           116
   Tenneco, Inc. *                                          13,400           313
   Titan International, Inc.                                 4,900            89
   Visteon Corp. *                                          37,900           309
  ------------------------------------------------------------------------------
                                                                           2,980
  ------------------------------------------------------------------------------
  BANKS - 8.0%
   1st Source Corp.                                          3,808           112
   Alabama National Bancorp                                  4,400           300
   Amcore Financial, Inc.                                    6,482           196
   AmericanWest Bancorp                                      3,420            73
   Ameris Bancorp                                            3,920           107
   Arrow Financial Corp.                                     3,162            80
   Bancfirst Corp.                                           2,128            99
   Bancorp, Inc. of Delaware *                               3,185            81
   BancTrust Financial Group, Inc.                           2,700            75
   Bank Mutual Corp.                                        18,106           220
   Bank of Granite Corp.                                     4,825            85
   Bank of the Ozarks, Inc.                                  3,500           119
   Banner Corp.                                              3,600           148
   Boston Private Financial Holdings, Inc.                  10,300           287
   Cadence Financial Corp.                                   2,600            53
   Camden National Corp.                                     1,936            78
   Capital City Bank Group, Inc.                             3,908           122
   Capital Corp. of the West                                 2,840            88
   Capitol Bancorp Ltd.                                      4,000           178
   Cardinal Financial Corp.                                  7,400            81
   Cascade Bancorp                                           6,725           253
   Cass Information Systems, Inc.                            1,650            55
   Cathay General Bancorp                                   15,100           545
   Centennial Bank Holdings, Inc. *                         17,600           170

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  BANKS - 8.0% - (CONTINUED)
   Center Financial Corp.                                    3,600           $86
   Centerstate Banks of Florida, Inc.                        2,400            48
   Central Pacific Financial Corp.                           8,880           325
   Chemical Financial Corp.                                  7,304           217
   Chittenden Corp.                                         13,716           394
   Citizens Banking Corp. of Michigan                       12,500           328
   City Holding Co.                                          5,300           211
   CityBank Lynwood of Washington                            2,500           118
   Coastal Financial Corp. of South Carolina                 5,086            64
   CoBiz, Inc.                                               4,450           102
   Columbia Bancorp of Oregon                                2,800            69
   Columbia Banking System, Inc.                             4,766           153
   Community Bancorp of Nevada *                             1,800            55
   Community Bancorp, Inc. of California                     1,500            61
   Community Bank System, Inc.                               8,900           197
   Community Banks, Inc.                                     7,104           190
   Community Trust Bancorp, Inc.                             4,435           167
   Corus Bankshares, Inc.                                   11,600           259
   CVB Financial Corp.                                      17,877           264
   Enterprise Financial Services Corp.                       2,400            74
   Farmers Capital Bank Corp.                                2,000            68
   First Bancorp of North Carolina                           3,600            73
   First BanCorp of Puerto Rico                             20,900           231
   First Busey Corp.                                         4,550           103
   First Charter Corp.                                       9,100           219
   First Commonwealth Financial Corp.                       20,728           270
   First Community Bancorp, Inc. of California               5,700           319
   First Community Bancshares, Inc. of Virginia              2,959            99
   First Financial Bancorp                                  10,024           159
   First Financial Bankshares, Inc.                          6,161           235
   First Financial Corp. of Indiana                          4,006           128
   First Indiana Corp.                                       3,877           101
   First Merchants Corp.                                     5,527           131
   First Midwest Bancorp, Inc. of Illinois                  14,600           553
   First Regional Bancorp of California *                    2,400            82
   First Republic Bank of California                         6,350           270
   First South Bancorp, Inc. of North Carolina               2,300            70
   First State Bancorporation of New Mexico                  5,100           132
   FirstMerit Corp.                                         23,400           542
   Flag Financial Corp.                                      4,000           100
   FNB Corp. of Pennsylvania                                16,829           280
   FNB Corp. of Virginia                                     2,000            72

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   40   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  BANKS - 8.0% - (CONTINUED)
   Fremont General Corp.                                    19,500          $273
   Frontier Financial Corp.                                 11,750           305
   GB&T Bancshares, Inc.                                     3,700            78
   Glacier Bancorp, Inc.                                     9,596           328
   Great Southern Bancorp, Inc.                              3,100            87
   Greater Bay Bancorp                                      14,900           420
   Greene County Bancshares, Inc.                            2,300            84
   Hancock Holding Co.                                       7,924           424
   Hanmi Financial Corp.                                    12,100           237
   Harleysville National Corp.                               8,570           172
   Heartland Financial USA, Inc.                             4,200           108
   Heritage Commerce Corp.                                   3,600            83
   Home Bancshares, Inc./Conway AR                           3,400             -
   Horizon Financial Corp.                                   3,000            90
   IBERIABANK Corp.                                          2,875           175
   Independent Bank Corp. of Massachusetts                   4,500           146
   Independent Bank Corp. of Michigan                        6,810           165
   Integra Bank Corp.                                        5,043           127
   Interchange Financial Services Corp. of New
     Jersey                                                  5,400           122
   International Bancshares Corp.                           13,600           404
   Intervest Bancshares Corp. *                              1,500            65
   Irwin Financial Corp.                                     5,900           115
   ITLA Capital Corp.                                        1,600            86
   Lakeland Bancorp, Inc.                                    5,673            81
   Lakeland Financial Corp.                                  3,600            85
   Macatawa Bank Corp.                                       4,328            99
   MainSource Financial Group, Inc.                          4,162            71
   MB Financial, Inc.                                        8,472           312
   MBT Financial Corp.                                       4,500            67
   Mercantile Bank Corp.                                     2,360            93
   MetroCorp. Bancshares, Inc.                               1,800            41
   Mid-State Bancshares                                      6,500           178
   Midwest Banc Holdings, Inc.                               4,800           117
   Nara Bancorp, Inc.                                        6,400           117
   National Penn Bancshares, Inc.                           14,119           277
   NBT Bancorp, Inc.                                        10,204           237
   Northern Empire Bancshares *                              2,520            71
   Old National Bancorp of Indiana                          19,695           376
   Old Second Bancorp, Inc.                                  4,038           121
   Omega Financial Corp.                                     3,778           114
   Oriental Financial Group, Inc.                            6,347            76
   Pacific Capital Bancorp                                  13,833           373

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  BANKS - 8.0% - (CONTINUED)
   Park National Corp.                                       3,425          $343
   Peoples Bancorp, Inc. of Ohio                             3,060            89
   Pinnacle Financial Partners, Inc. *                       4,500           161
   Placer Sierra Bancshares                                  3,500            78
   Preferred Bank of California                              1,300            78
   Premierwest Bancorp,                                      4,230            68
   PrivateBancorp, Inc.                                      5,200           238
   Prosperity Bancshares, Inc.                               7,600           259
   Provident Bankshares Corp.                                9,756           361
   R & G Financial Corp., Class B                            8,450            63
   Renasant Corp.                                            4,600           129
   Republic Bancorp, Inc. of Kentucky, Class A               2,293            49
   Republic Bancorp, Inc. of Michigan                       22,149           295
   Royal Bancshares of Pennsylvania, Inc., Class A           1,414            38
   S & T Bancorp, Inc.                                       7,700           250
   Sandy Spring Bancorp, Inc.                                4,400           156
   Santander BanCorp                                         1,379            26
   SCBT Financial Corp.                                      2,587            97
   Seacoast Banking Corp. of Florida                         4,020           121
   Security Bank Corp. of Georgia                            4,200            95
   Shore Bancshares, Inc.                                    2,300            66
   Sierra Bancorp                                            1,800            56
   Signature Bank of New York *                              8,700           269
   Simmons First National Corp., Class A                     4,300           125
   Smithtown Bancorp, Inc.                                   2,200            59
   Southside Bancshares, Inc.                                3,130            84
   Southwest Bancorp, Inc. of Oklahoma                       4,200           108
   State National Bancshares, Inc.                           3,100           118
   Sterling Bancorp of New York                              5,629           111
   Sterling Bancshares, Inc. of Texas                       13,425           272
   Sterling Financial Corp. of Pennsylvania                  7,557           166
   Sterling Financial Corp. of Washington                   10,954           355
   Suffolk Bancorp                                           3,100            99
   Summit Bancshares, Inc. of Texas                          2,900            82
   Sun Bancorp, Inc. of New Jersey *                         3,921            74
   Superior Bancorp *                                        4,800            55
   Susquehanna Bancshares, Inc.                             14,679           359
   SVB Financial Group *                                    10,500           469
   SY Bancorp, Inc.                                          3,685           109
   Taylor Capital Group, Inc.                                1,600            47
   Texas Capital Bancshares, Inc. *                          7,000           131
   Texas Regional Bancshares, Inc., Class A                 13,416           516

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   41   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  BANKS - 8.0% - (CONTINUED)
   Texas United Bancshares, Inc.                             2,700           $89
   Tompkins Trustco, Inc.                                    1,953            89
   Trico Bancshares                                          4,000            99
   Trustco Bank Corp. of New York                           22,294           242
   Trustmark Corp.                                          13,600           427
   UCBH Holdings, Inc.                                      27,700           484
   UMB Financial Corp.                                       9,212           337
   Umpqua Holdings Corp.                                    16,431           470
   Union Bankshares Corp. of Virginia                        2,600           115
   United Bankshares, Inc.                                  10,900           406
   United Community Banks, Inc. of Georgia                   9,900           298
   United Security Bancshares of California                  2,000            45
   Univest Corp. of Pennsylvania                             3,450           100
   USB Holding Co., Inc.                                     3,574            79
   USB Holdings Co., Inc. - Fractional Shares               50,000             -
   Vineyard National Bancorp                                 2,750            71
   Virginia Commerce Bancorp *                               4,684           104
   Virginia Financial Group, Inc.                            3,200            88
   W. Holding Co., Inc.                                     32,400           191
   Washington Trust Bancorp, Inc.                            3,500            93
   WesBanco, Inc.                                            6,500           190
   West Bancorporation                                       5,259            90
   West Coast Bancorp of Oregon                              4,607           141
   Westamerica Bancorporation                                9,200           465
   Western Alliance Bancorp *                                3,800           125
   Wilshire Bancorp, Inc.                                    4,600            88
   Wintrust Financial Corp.                                  7,500           376
   Yardville National Bancorp                                2,800           100
  ------------------------------------------------------------------------------
                                                                          30,350
  ------------------------------------------------------------------------------
  BEVERAGES - 0.1%
   Boston Beer Co., Inc., Class A *                          2,800            92
   Coca-Cola Bottling Co. Consolidated                       1,427            88
   Farmer Bros. Co.                                          2,000            41
   Green Mountain Coffee Roasters, Inc. *                    1,400            52
   Jones Soda Co. *                                          7,000            63
   National Beverage Corp.                                   2,300            27
   Overland Beverage Distributing                               20             -
   Peet's Coffee & Tea, Inc. *                               4,100           103
  ------------------------------------------------------------------------------
                                                                             466
  ------------------------------------------------------------------------------
  BIOTECHNOLOGY - 2.3%
   Advanced Magnetics, Inc. *                                2,400            82
   ADVENTRX Pharmaceuticals, Inc. *                         16,000            44

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  BIOTECHNOLOGY - 2.3% - (CONTINUED)
   Affymetrix, Inc. *                                       19,800          $427
   Alexion Pharmaceuticals, Inc. *                           9,200           313
   American Oriental Bioengineering, Inc. *                 13,600            83
   Applera Corp. (Celera Genomics Group) *                  22,800           317
   Arena Pharmaceuticals, Inc. *                            14,100           169
   Ariad Pharmaceuticals, Inc. *                            18,700            82
   Bio-Rad Laboratories, Inc., Class A *                     5,500           389
   Biocryst Pharmaceuticals, Inc. *                          6,900            86
   Cambrex Corp.                                             8,000           166
   Cell Genesys, Inc. *                                     14,300            65
   Coley Pharmaceutical Group, Inc. *                        5,300            60
   Cotherix, Inc. *                                          5,900            42
   Cytokinetics, Inc. *                                      7,400            48
   DeCODE Genetics, Inc. *                                  18,400           101
   Digene Corp. *                                            5,200           224
   Diversa Corp. *                                           9,200            74
   Encysive Pharmaceuticals, Inc. *                         17,800            77
   Enzo Biochem, Inc. *                                      8,207           100
   Enzon Pharmaceuticals, Inc. *                            13,100           108
   Exelixis, Inc. *                                         25,000           218
   Genitope Corp. *                                          8,300            24
   Genomic Health, Inc. *                                    3,500            51
   Geron Corp. *                                            19,700           123
   GTX, Inc. *                                               3,400            31
   Hana Biosciences, Inc. *                                  8,700            60
   Human Genome Sciences, Inc. *                            38,533           445
   ICOS Corp. *                                             19,100           479
   Illumina, Inc. *                                         12,900           426
   Incyte Corp. *                                           25,100           106
   Integra LifeSciences Holdings Corp. *                     5,600           210
   InterMune, Inc. *                                         7,800           128
   Keryx Biopharmaceuticals, Inc. *                         12,900           153
   Lexicon Genetics, Inc. *                                 19,500            73
   Lifecell Corp. *                                          9,900           319
   Martek Biosciences Corp. *                                9,500           204
   Maxygen, Inc. *                                           8,600            71
   Metabasis Therapeutics, Inc. *                            6,000            34
   Momenta Pharmaceuticals, Inc. *                           6,500            88
   Monogram Biosciences, Inc. *                             39,500            60
   Myogen, Inc. *                                           12,578           441
   Myriad Genetics, Inc. *                                  11,700           288
   Nektar Therapeutics *                                    26,200           378

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   42   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  BIOTECHNOLOGY - 2.3% - (CONTINUED)
   Northfield Laboratories, Inc. *                           7,600          $109
   Novavax, Inc. *                                          18,500            70
   Panacos Pharmaceuticals, Inc. *                          15,300            76
   Peregrine Pharmaceuticals, Inc. *                        56,900            72
   Regeneron Pharmaceuticals, Inc. *                        13,600           213
   Sangamo BioSciences, Inc. *                               8,800            49
   Savient Pharmaceuticals, Inc. *                          15,152            99
   Sirna Therapeutics, Inc. *                               12,100            67
   SuperGen, Inc. *                                         14,900            69
   Telik, Inc. *                                            15,500           276
  ------------------------------------------------------------------------------
                                                                           8,567
  ------------------------------------------------------------------------------
  BUILDING MATERIALS - 0.8%
   AAON, Inc.                                                2,800            64
   Apogee Enterprises, Inc.                                  8,300           126
   Builders FirstSource, Inc. *                              4,500            69
   Comfort Systems USA, Inc.                                11,900           136
   Drew Industries, Inc. *                                   5,500           139
   ElkCorp                                                   6,007           163
   Genlyte Group, Inc. *                                     7,300           520
   Goodman Global, Inc. *                                    7,000            93
   Interline Brands, Inc. *                                  7,930           196
   LSI Industries, Inc.                                      5,912            96
   NCI Building Systems, Inc. *                              6,000           349
   PGT, Inc. *                                               5,800            82
   Simpson Manufacturing Co., Inc.                          10,800           292
   Texas Industries, Inc.                                    6,800           354
   Trex Co., Inc. *                                          3,500            85
   U.S. Concrete, Inc. *                                     9,900            64
   Universal Forest Products, Inc.                           4,900           240
  ------------------------------------------------------------------------------
                                                                           3,068
  ------------------------------------------------------------------------------
  CHEMICALS - 1.7%
   American Vanguard Corp.                                   5,300            74
   Arch Chemicals, Inc.                                      7,100           202
   Balchem Corp.                                             3,500            69
   CF Industries Holdings, Inc.                             16,300           278
   Ferro Corp.                                              12,650           225
   Fuller (H.B.) Co.                                        17,400           408
   Georgia Gulf Corp.                                       10,100           277
   Grace (W.R.) & Co. *                                     20,100           267
   Hercules, Inc. *                                         33,300           525
   Innospec, Inc.                                            3,700           110
   Kronos Worldwide, Inc.                                      778            22

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  CHEMICALS - 1.7% - (CONTINUED)
   MacDermid, Inc.                                           8,200          $267
   Minerals Technologies, Inc.                               5,900           315
   NewMarket Corp.                                           5,100           297
   NL Industries, Inc.                                       2,300            23
   Olin Corp.                                               21,400           329
   OM Group, Inc. *                                          8,600           378
   Omnova Solutions, Inc. *                                 12,200            51
   Pioneer Cos., Inc. *                                      3,500            86
   PolyOne Corp. *                                          27,400           228
   Rockwood Holdings, Inc. *                                10,397           208
   Schulman (A.), Inc.                                       7,600           179
   Sensient Technologies Corp.                              13,600           266
   Spartech Corp.                                            9,500           254
   Stepan Co.                                                1,700            50
   Symyx Technologies, Inc. *                               10,000           212
   Terra Industries, Inc. *                                 28,200           217
   Tronox, Inc., Class B                                    12,300           157
   UAP Holding Corp.                                        15,100           323
   Zoltek Cos., Inc. *                                       4,400           112
  ------------------------------------------------------------------------------
                                                                           6,409
  ------------------------------------------------------------------------------
  COAL - 0.1%
   Alpha Natural Resources, Inc. *                          15,270           241
   International Coal Group, Inc. *                         33,600           142
   James River Coal Co. *                                    4,900            52
   Westmoreland Coal Co. *                                   1,900            37
  ------------------------------------------------------------------------------
                                                                             472
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 5.4%
   Aaron Rents, Inc.                                        12,850           295
   ABM Industries, Inc.                                     12,948           243
   ACE Cash Express, Inc. *                                  3,500           105
   Administaff, Inc.                                         6,800           229
   Advance America Cash Advance Centers, Inc.               20,010           289
   Advisory Board (The) Co. *                                5,500           278
   Albany Molecular Research, Inc. *                         7,700            72
   Alderwoods Group, Inc. *                                 12,100           240
   AMN Healthcare Services, Inc. *                           9,500           226
   Arbitron, Inc.                                            8,900           329
   Bankrate, Inc. *                                          3,000            80
   Banta Corp.                                               7,050           336
   Barrett Business Services *                               1,900            41
   BearingPoint, Inc. *                                     54,600           429
   Bowne & Co., Inc.                                         8,900           127

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   43   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  COMMERCIAL SERVICES - 5.4% - (CONTINUED)
   Bright Horizons Family Solutions, Inc. *                  7,700          $321
   CBIZ, Inc. *                                             16,200           118
   CDI Corp.                                                 3,800            79
   Central Parking Corp.                                     3,044            50
   Cenveo, Inc. *                                           15,770           297
   Chemed Corp.                                              7,700           248
   Clark, Inc.                                               5,200            59
   Clayton Holdings, Inc. *                                  2,600            33
   Coinmach Service Corp., Class A                           7,900            78
   Coinstar, Inc. *                                          8,300           239
   Compass Diversified Trust                                 3,600            55
   Consolidated Graphics, Inc. *                             3,300           199
   Corinthian Colleges, Inc. *                              25,200           272
   Cornell Cos., Inc. *                                      3,200            55
   Corvel Corp. *                                            1,550            54
   CoStar Group, Inc. *                                      5,000           207
   CRA International, Inc. *                                 3,300           157
   Cross Country Healthcare, Inc. *                          9,600           163
   Deluxe Corp.                                             15,200           260
   DeVry, Inc. *                                            17,900           381
   Diamond Management & Technology
    Consultants, Inc. *                                      8,700            97
   Dollar Financial Corp. *                                  3,700            81
   Dollar Thrifty Automotive Group *                         7,300           325
   DynCorp International, Inc., Class A *                    7,400            93
   Educate, Inc. *                                           5,400            43
   Electro Rent Corp. *                                      5,674            97
   Euronet Worldwide, Inc. *                                10,400           255
   Exponent, Inc. *                                          4,800            80
   First Advantage Corp., Class A *                          2,000            42
   First Consulting Group, Inc. *                            6,400            62
   Forrester Research, Inc. *                                4,100           108
   FTI Consulting, Inc. *                                   11,825           296
   Gartner, Inc. *                                          16,800           296
   Geo Group (The), Inc. *                                   3,800           161
   Gevity HR, Inc.                                           7,800           178
   Global Cash Access Holdings, Inc. *                       9,900           149
   H&E Equipment Services, Inc. *                            3,400            83
   Healthcare Services Group                                 8,125           204
   Healthspring, Inc. *                                      5,600           108
   Heartland Payment Systems, Inc.                           4,200           109
   Heidrick & Struggles International, Inc. *                5,500           198
   Home Solutions of America, Inc. *                        11,800            65

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  COMMERCIAL SERVICES - 5.4% - (CONTINUED)
   Hudson Highland Group, Inc. *                             7,400           $73
   Huron Consulting Group, Inc. *                            5,100           200
   ICT Group, Inc. *                                         2,000            63
   Integrated Electrical Services, Inc. *                    4,400            70
   Interactive Data Corp. *                                 10,600           211
   Jackson Hewitt Tax Service, Inc.                         10,300           309
   Kelly Services, Inc., Class A                             6,029           165
   Kendle International, Inc. *                              3,600           115
   Kenexa Corp. *                                            4,600           116
   Kforce, Inc. *                                            8,700           104
   Korn/Ferry International *                               12,600           264
   Labor Ready, Inc. *                                      16,200           258
   Landauer, Inc.                                            2,700           137
   LECG Corp. *                                              7,200           135
   Live Nation, Inc. *                                      18,700           382
   MAXIMUS, Inc.                                             6,300           164
   McGrath Rentcorp                                          6,564           168
   Medifast, Inc. *                                          3,600            31
   Midas, Inc. *                                             4,600            95
   Monro Muffler, Inc.                                       3,500           119
   Morningstar, Inc. *                                       4,200           155
   MPS Group, Inc. *                                        30,200           456
   Navigant Consulting, Inc. *                              12,600           253
   NCO Group, Inc. *                                         9,550           250
   Net 1 UEPS Technologies, Inc. *                          14,200           325
   On Assignment, Inc. *                                     7,700            76
   Parexel International Corp. *                             8,000           265
   PeopleSupport, Inc. *                                     5,500           102
   PharmaNet Development Group, Inc. *                       5,450           106
   PHH Corp. *                                              15,600           427
   PRA International *                                       5,300           141
   Pre-Paid Legal Services, Inc.                             3,000           119
   Providence Service (The) Corp. *                          3,530            97
   Rent-A-Center, Inc. *                                    20,300           595
   Resources Connection, Inc. *                             14,200           380
   Rewards Network, Inc. *                                   7,959            39
   Rollins, Inc.                                             8,800           186
   Senomyx, Inc. *                                           8,940           137
   Sotheby's                                                18,700           603
   Source Interlink Cos., Inc. *                            10,100            96
   Spherion Corp. *                                         17,130           122
   Standard Parking Corp. *                                  1,400            44

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   44   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  COMMERCIAL SERVICES - 5.4% - (CONTINUED)
   Startek, Inc.                                             3,400           $42
   Stewart Enterprises, Inc., Class A                       31,200           183
   Strayer Education, Inc.                                   4,200           454
   Team, Inc. *                                              1,900            48
   TeleTech Holdings, Inc. *                                 9,700           152
   TNS, Inc. *                                               7,100           107
   Universal Technical Institute, Inc. *                     6,900           123
   Valassis Communications, Inc. *                          14,127           249
   Vertrue, Inc. *                                           2,200            87
   Viad Corp.                                                6,600           234
   Volt Information Sciences, Inc. *                         2,450            87
   Watson Wyatt Worldwide, Inc., Class A                    12,500           511
   Wright Express Corp. *                                   11,790           284
  ------------------------------------------------------------------------------
                                                                          20,488
  ------------------------------------------------------------------------------
  COMPUTERS - 2.7%
   3D Systems Corp. *                                        4,100            75
   Agilysys, Inc.                                            9,087           128
   Ansoft Corp. *                                            4,900           122
   BISYS Group (The), Inc. *                                35,300           383
   Brocade Communications Systems, Inc. *                   80,100           565
   CACI International, Inc., Class A *                       9,000           495
   CIBER, Inc. *                                            16,200           107
   COMSYS IT Partners, Inc. *                                4,900            84
   Comtech Group, Inc. *                                     4,400            66
   Covansys Corp. *                                          9,200           158
   Echelon Corp. *                                           9,300            76
   Electronics for Imaging, Inc. *                          17,000           389
   Gateway, Inc. *                                          74,871           141
   Henry (Jack) & Associates, Inc.                          23,300           507
   Hutchinson Technology, Inc. *                             7,615           160
   iGate Corp. *                                             6,600            33
   IHS, Inc., Class A *                                      6,900           221
   Imation Corp.                                            10,300           414
   Integral Systems, Inc. of Maryland                        3,250           102
   Intergraph Corp. *                                        8,600           369
   InterVoice, Inc. *                                       11,500            73
   Kanbay International, Inc. *                              9,800           201
   Komag, Inc. *                                             9,100           291
   Kronos, Inc. *                                            9,518           324
   Magma Design Automation, Inc. *                          10,500            96
   Manhattan Associates, Inc. *                              8,100           196
   Maxwell Technologies, Inc. *                              4,300            87

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  COMPUTERS - 2.7% - (CONTINUED)
   McData Corp., Class A *                                  45,800          $230
   Mentor Graphics Corp. *                                  23,700           334
   Mercury Computer Systems, Inc. *                          6,300            75
   Micros Systems, Inc. *                                   11,400           558
   Mobility Electronics, Inc. *                              8,500            47
   MTS Systems Corp.                                         5,400           175
   Ness Technologies, Inc. *                                 8,100           108
   Netscout Systems, Inc. *                                  7,300            47
   Palm, Inc. *                                             26,906           392
   Perot Systems Corp., Class A *                           25,600           353
   Quantum Corp. *                                          59,100           129
   Rackable Systems, Inc. *                                  8,200           224
   Radiant Systems, Inc. *                                   7,700            93
   Radisys Corp. *                                           6,300           134
   Riverbed Technology, Inc. *                               1,488            29
   SI International, Inc. *                                  3,800           122
   Sigma Designs, Inc. *                                     6,800           102
   Silicon Storage Technology, Inc. *                       26,900           111
   SRA International, Inc., Class A *                       11,300           340
   Stratasys, Inc. *                                         3,050            81
   SYKES Enterprises, Inc. *                                 8,700           177
   Synaptics, Inc. *                                         7,400           180
   Syntel, Inc.                                              2,400            54
   Talx Corp.                                                9,457           232
   Tyler Technologies, Inc. *                               11,600           150
  ------------------------------------------------------------------------------
                                                                          10,340
  ------------------------------------------------------------------------------
  COSMETICS/PERSONAL CARE - 0.1%
   Bare Escentuals, Inc. *                                     169             4
   Chattem, Inc. *                                           5,200           183
   Elizabeth Arden, Inc. *                                   7,700           124
   Inter Parfums, Inc.                                       1,400            27
   Parlux Fragrances, Inc. *                                 3,500            18
   Revlon, Inc., Class A *                                  46,300            52
  ------------------------------------------------------------------------------
                                                                             408
  ------------------------------------------------------------------------------
  DISTRIBUTION/WHOLESALE - 0.8%
   Beacon Roofing Supply, Inc. *                            12,900           261
   BlueLinx Holdings, Inc.                                   3,700            35
   Brightpoint, Inc. *                                      14,950           213
   Building Material Holding Corp.                           8,600           224
   Central European Distribution Corp. *                     9,350           219
   Core-Mark Holding Co., Inc. *                             3,000            94
   Directed Electronics, Inc. *                              2,800            42

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   45   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% -CONTINUED
  DISTRIBUTION/WHOLESALE - 0.8%-(CONTINUED)
   LKQ Corp. *                                              13,100          $288
   MWI Veterinary Supply, Inc. *                             1,600            54
   NuCo2, Inc. *                                             4,600           124
   Owens & Minor, Inc.                                      11,862           390
   Scansource, Inc. *                                        7,600           230
   United Stationers, Inc. *                                 9,292           432
   Watsco, Inc.                                              8,250           379
  ------------------------------------------------------------------------------
                                                                           2,985
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 1.9%
   Accredited Home Lenders Holding Co. *                     5,400           194
   Advanta Corp., Class B                                    5,700           210
   Asset Acceptance Capital Corp. *                          5,000            81
   Asta Funding, Inc.                                        3,500           131
   Calamos Asset Management, Inc., Class A                   6,900           202
   CharterMac                                               15,400           307
   Cityscape Financial Corp. *                               3,800             -
   Cohen & Steers, Inc.                                      3,700           120
   CompuCredit Corp. *                                       6,200           187
   Credit Acceptance Corp. *                                 2,900            86
   Doral Financial Corp.                                    26,700           176
   eSpeed, Inc., Class A *                                   6,100            56
   Federal Agricultural Mortgage Corp.,  Class C             3,300            87
   Financial Federal Corp.                                   8,000           214
   Friedman Billings Ramsey Group, Inc., Class A            43,100           346
   GAMCO Investors, Inc., Class A                            1,700            65
   GFI Group, Inc. *                                         3,520           195
   Greenhill & Co., Inc.                                     5,200           349
   International Securities Exchange, Inc.                  11,200           525
   Knight Capital Group, Inc., Class A *                    30,600           557
   LaBranche & Co., Inc. *                                  15,700           163
   MarketAxess Holdings, Inc. *                              9,000            94
   Marlin Business Services Corp. *                          3,400            71
   National Financial Partners Corp.                        10,999           451
   Ocwen Financial Corp. *                                  10,100           151
   optionsXpress Holdings, Inc.                              6,130           171
   Penson Worldwide, Inc. *                                  2,200            40
   Piper Jaffray Cos. *                                      6,100           370
   Portfolio Recovery Associates, Inc. *                     4,700           206
   Sanders Morris Harris Group, Inc.                         3,800            48
   Stifel Financial Corp. *                                  3,533           112
   SWS Group, Inc.                                           4,677           116
   Thomas Weisel Partners Group, Inc. *                      2,000            32

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  DIVERSIFIED FINANCIAL SERVICES  - 1.9% - (CONTINUED)
   TradeStation Group, Inc. *                                7,600          $115
   United PanAm Financial Corp. *                            3,100            48
   Waddell & Reed Financial, Inc., Class A                  25,000           619
   World Acceptance Corp. *                                  5,400           238
  ------------------------------------------------------------------------------
                                                                           7,133
  ------------------------------------------------------------------------------
  ELECTRIC - 1.8%
   Allete, Inc.                                              7,400           322
   Aquila, Inc. *                                          109,600           475
   Avista Corp.                                             14,300           339
   Black Hills Corp.                                         9,700           326
   CH Energy Group, Inc.                                     4,600           237
   Cleco Corp.                                              15,700           396
   Duquesne Light Holdings, Inc.                            26,100           513
   El Paso Electric Co. *                                   14,200           317
   Empire District Electric (The) Co.                        8,900           199
   Idacorp, Inc.                                            12,500           473
   ITC Holdings Corp.                                        4,100           128
   MGE Energy, Inc.                                          6,125           198
   NorthWestern Corp.                                       10,400           364
   Ormat Technologies, Inc.                                  2,400            78
   Otter Tail Corp.                                          8,600           251
   Pike Electric Corp. *                                     4,600            69
   PNM Resources, Inc.                                      20,200           557
   Portland General Electric Co.                             7,900           193
   UIL Holdings Corp.                                        7,233           271
   Unisource Energy Corp.                                   10,220           341
   Westar Energy, Inc.                                      25,500           599
  ------------------------------------------------------------------------------
                                                                           6,646
  ------------------------------------------------------------------------------
  ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
   Advanced Energy Industries, Inc. *                       10,500           179
   American Superconductor  Corp. *                          9,700            90
   Belden CDT, Inc.                                         12,512           478
   Capstone Turbine Corp. *                                 31,200            44
   China BAK Battery, Inc. *                                 8,150            55
   Color Kinetics, Inc. *                                    4,000            68
   Encore Wire Corp. *                                       6,900           244
   Energy Conversion Devices, Inc. *                        11,400           422
   EnerSys *                                                13,800           221
   General Cable Corp. *                                    14,900           569
   GrafTech International Ltd. *                            29,100           170
   Greatbatch, Inc. *                                        6,500           147
   Insteel Industries, Inc.                                  4,200            83

See Notes to the Financial Statements


EQUITY INDEX FUNDS   46   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  ELECTRICAL COMPONENTS & EQUIPMENT - 1.1% -(CONTINUED)
   Intermagnetics General Corp. *                           12,539          $339
   Lamson & Sessions (The) Co. *                             4,100            98
   Littelfuse, Inc. *                                        6,600           229
   Medis Technologies Ltd. *                                 6,096           151
   Powell Industries, Inc. *                                 2,200            49
   Power-One, Inc. *                                        20,700           150
   Superior Essex, Inc. *                                    5,950           204
   Universal Display Corp. *                                 7,000            77
   Vicor Corp.                                               5,900            68
  ------------------------------------------------------------------------------
                                                                           4,135
  ------------------------------------------------------------------------------
  ELECTRONICS - 2.5%
   American Science & Engineering, Inc. *                    2,700           131
   Analogic Corp.                                            4,100           210
   Badger Meter, Inc.                                        4,100           103
   Bel Fuse, Inc., Class B                                   3,000            96
   Benchmark Electronics, Inc. *                            18,963           510
   Brady Corp., Class A                                     13,138           462
   Checkpoint Systems, Inc. *                               11,600           192
   Cogent, Inc. *                                           12,800           176
   Coherent, Inc. *                                          9,200           319
   CTS Corp.                                                10,680           147
   Cubic Corp.                                               4,600            90
   Cymer, Inc. *                                            11,400           501
   Daktronics, Inc.                                         11,500           238
   Dionex Corp. *                                            5,900           301
   Eagle Test Systems, Inc. *                                2,200            36
   Electro Scientific Industries, Inc. *                     8,600           177
   Excel Technology, Inc. *                                  3,600           107
   FEI Co. *                                                 7,100           150
   Flir Systems, Inc. *                                     20,400           554
   II-VI, Inc. *                                             7,000           174
   International DisplayWorks, Inc. *                       13,300            85
   Ionatron, Inc. *                                          9,040            43
   Itron, Inc. *                                             7,500           419
   Kemet Corp. *                                            25,700           207
   L-1 Identity Solutions, Inc. *                           19,124           250
   LoJack Corp. *                                            5,600           110
   Measurement Specialties, Inc. *                           4,100            76
   Methode Electronics, Inc.                                11,042           105
   Metrologic Instruments, Inc. *                            3,900            71
   Molecular Devices Corp. *                                 5,100            94
   Multi-Fineline Electronix, Inc. *                         2,500            63

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  ELECTRONICS - 2.5% - (CONTINUED)
   OSI Systems, Inc. *                                       4,400           $86
   OYO Geospace Corp. *                                      1,200            68
   Park Electrochemical Corp.                                6,000           190
   Paxar Corp. *                                            12,120           242
   Photon Dynamics, Inc. *                                   5,100            68
   Plexus Corp. *                                           13,500           259
   RAE Systems, Inc. *                                      11,500            35
   Rofin-Sinar Technologies, Inc. *                          4,500           273
   Rogers Corp. *                                            5,100           315
   Sonic Solutions, Inc. *                                   7,600           116
   Taser International, Inc. *                              18,400           141
   Technitrol, Inc.                                         12,000           358
   TTM Technologies, Inc. *                                 12,400           145
   Varian, Inc. *                                            9,000           413
   Watts Water Technologies, Inc., Class A                   7,500           238
   Woodward Governor Co.                                     8,900           299
   X-Rite, Inc.                                              6,900            74
   Zygo Corp. *                                              5,400            69
  ------------------------------------------------------------------------------
                                                                           9,586
  ------------------------------------------------------------------------------
  ENERGY - ALTERNATE SOURCES - 0.4%
   Aventine Renewable Energy Holdings, Inc. *                8,917           191
   Evergreen Energy, Inc. *                                 21,000           221
   Evergreen Solar, Inc. *                                  19,800           164
   FuelCell Energy, Inc. *                                  15,800           120
   Headwaters, Inc. *                                       12,500           292
   MGP Ingredients, Inc.                                     2,800            59
   Pacific Ethanol, Inc. *                                   6,600            93
   Plug Power, Inc. *                                       21,371            87
   Quantum Fuel Systems Technologies  Worldwide, Inc. *     13,100            26
   Sunpower Corp., Class A *                                 3,000            83
   Syntroleum Corp. *                                       11,600            56
   VeraSun Energy Corp. *                                    5,365            86
  ------------------------------------------------------------------------------
                                                                           1,478
  ------------------------------------------------------------------------------
  ENGINEERING & CONSTRUCTION - 0.6%
   Dycom Industries, Inc. *                                 11,900           256
   EMCOR Group, Inc. *                                       9,200           504
   ENGlobal Corp. *                                          4,800            30
   Granite Construction, Inc.                               10,162           542
   Infrasource Services, Inc. *                              7,900           139
   Insituform Technologies, Inc., Class A *                  8,000           194
   Layne Christensen Co. *                                   3,500           100

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   47   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  ENGINEERING & CONSTRUCTION - 0.6% -(CONTINUED)
   Perini Corp. *                                            6,400          $134
   Sterling Construction Co., Inc. *                         2,600            52
   Washington Group International, Inc.                      8,500           500
  ------------------------------------------------------------------------------
                                                                           2,451
  ------------------------------------------------------------------------------
  ENTERTAINMENT - 0.7%
   Bally Technologies, Inc. *                               15,500           273
   Bluegreen Corp. *                                         6,200            71
   Carmike Cinemas, Inc.                                     3,700            64
   Century Casinos, Inc. *                                   5,900            59
   Churchill Downs, Inc.                                     2,600           109
   Dover Downs Gaming & Entertainment, Inc.                  4,395            53
   Great Wolf Resorts, Inc. *                                8,060            96
   Isle of Capri Casinos, Inc. *                             4,700            99
   Lakes Entertainment, Inc. *                               6,900            67
   Macrovision Corp. *                                      15,300           362
   Magna Entertainment Corp., Class A *                     12,100            57
   Pinnacle Entertainment, Inc. *                           14,000           394
   Progressive Gaming International Corp. *                 10,200            84
   Shuffle Master, Inc. *                                   10,150           274
   Six Flags, Inc. *                                        21,300           111
   Speedway Motorsports, Inc.                                4,600           167
   Steinway Musical Instruments *                            2,200            62
   Vail Resorts, Inc. *                                      8,900           356
  ------------------------------------------------------------------------------
                                                                           2,758
  ------------------------------------------------------------------------------
  ENVIRONMENTAL CONTROL - 0.7%
   Aleris International, Inc. *                              9,200           465
   American Ecology Corp.                                    4,600            91
   Basin Water, Inc. *                                       1,800            15
   Calgon Carbon Corp. *                                    11,800            52
   Casella Waste Systems, Inc., Class A *                    6,500            67
   Clean Harbors, Inc. *                                     4,600           200
   Darling International, Inc. *                            20,300            85
   Metal Management, Inc.                                    7,700           214
   Mine Safety Appliances Co.                                9,000           321
   Rentech, Inc. *                                          40,900           189
   Synagro Technologies, Inc.                               17,800            75
   Tetra Tech, Inc. *                                       16,991           296
   Waste Connections, Inc. *                                13,150           499
   Waste Industries USA, Inc.                                2,100            57
   Waste Services, Inc. *                                    8,166            75
  ------------------------------------------------------------------------------
                                                                           2,701
  ------------------------------------------------------------------------------

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  FOOD - 1.4%
   Arden Group, Inc., Class A                                  400           $47
   Chiquita Brands International, Inc.                      12,500           167
   Diamond Foods, Inc.                                       4,700            67
   Flowers Foods, Inc.                                      15,125           407
   Gold Kist, Inc. *                                        15,100           315
   Great Atlantic & Pacific Tea Co.                          5,700           137
   Hain Celestial Group, Inc. *                              9,200           235
   Imperial Sugar Co.                                        3,400           106
   Ingles Markets, Inc., Class A                             3,500            92
   J & J Snack Foods Corp.                                   4,100           128
   Lance, Inc.                                               9,000           198
   M & F Worldwide Corp. *                                   3,200            47
   Nash Finch Co.                                            4,000            94
   Pathmark Stores, Inc. *                                  15,400           153
   Performance Food Group Co. *                             10,100           284
   Pilgrims Pride Corp.                                     12,000           328
   Premium Standard Farms, Inc.                              3,900            74
   Ralcorp Holdings, Inc. *                                  7,800           376
   Ruddick Corp.                                            11,800           307
   Sanderson Farms, Inc.                                     5,100           165
   Seaboard Corp.                                              120           145
   Spartan Stores, Inc.                                      6,300           107
   Tootsie Roll Industries, Inc.                            10,382           304
   TreeHouse Foods, Inc. *                                   9,200           218
   United Natural Foods, Inc. *                             12,500           387
   Village Super Market, Class A                               400            27
   Weis Markets, Inc.                                        2,800           111
   Wild Oats Markets, Inc. *                                 8,550           138
  ------------------------------------------------------------------------------
                                                                           5,164
  ------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 0.5%
   Bowater, Inc.                                            16,500           339
   Buckeye Technologies, Inc. *                             11,100            94
   Caraustar Industries, Inc. *                              8,600            69
   Deltic Timber Corp.                                       3,000           143
   Glatfelter                                               13,100           177
   Mercer International, Inc. *                              8,000            76
   Neenah Paper, Inc.                                        4,400           151
   Potlatch Corp.                                           11,460           425
   Rock-Tenn Co., Class A                                    9,440           187
   Schweitzer-Mauduit International, Inc.                    4,600            87
   Wausau Paper Corp.                                       13,242           179

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   48   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  FOREST PRODUCTS & PAPER - 0.5% - (CONTINUED)
   Xerium Technologies, Inc.                                 5,400           $60
  ------------------------------------------------------------------------------
                                                                           1,987
  ------------------------------------------------------------------------------
  GAS - 1.0%
   Cascade Natural Gas Corp.                                 3,400            89
   EnergySouth, Inc.                                         2,050            69
   Laclede Group (The), Inc.                                 6,300           202
   New Jersey Resources Corp.                                8,250           407
   Nicor, Inc.                                              13,000           556
   Northwest Natural Gas Co.                                 8,150           320
   Peoples Energy Corp.                                     11,250           457
   Piedmont Natural Gas Co., Inc.                           22,400           567
   South Jersey Industries, Inc.                             8,626           258
   Southwest Gas Corp.                                      11,700           390
   WGL Holdings, Inc.                                       14,300           448
  ------------------------------------------------------------------------------
                                                                           3,763
  ------------------------------------------------------------------------------
  HAND/MACHINE TOOLS - 0.3%
   Baldor Electric Co.                                       9,553           295
   Franklin Electric Co., Inc.                               6,700           356
   Raser Technologies, Inc. *                                6,000            33
   Regal-Beloit Corp.                                        9,041           393
  ------------------------------------------------------------------------------
                                                                           1,077
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 3.4%
   Abaxis, Inc. *                                            6,000           140
   Abiomed, Inc. *                                           7,000           104
   Adeza Biomedical Corp. *                                  4,500            74
   Align Technology, Inc. *                                 16,600           189
   American Medical Systems Holdings, Inc. *                20,700           382
   Angiodynamics, Inc. *                                     3,700            77
   Arrow International, Inc.                                 6,800           216
   Arthrocare Corp. *                                        7,700           361
   Aspect Medical Systems, Inc. *                            4,900            84
   Biosite, Inc. *                                           5,100           236
   Bruker BioSciences Corp. *                               11,464            80
   Candela Corp. *                                           7,100            77
   Cepheid, Inc. *                                          16,200           117
   Cerus Corp. *                                             8,400            47
   Conceptus, Inc. *                                         6,800           120
   Conmed Corp. *                                            8,325           176
   Cyberonics, Inc. *                                        6,400           112
   Datascope Corp.                                           3,800           127
   DexCom, Inc. *                                            5,100            57
   DJO, Inc. *                                               6,700           278

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  HEALTHCARE - PRODUCTS - 3.4%- (CONTINUED)
   Encore Medical Corp. *                                   17,700          $112
   ev3, Inc. *                                               4,800            82
   Foxhollow Technologies, Inc. *                            5,600           191
   Haemonetics Corp. of Massachusetts *                      7,800           365
   HealthTronics, Inc. *                                    10,500            65
   Hologic, Inc. *                                          15,400           670
   Home Diagnostics, Inc. *                                    758            10
   ICU Medical, Inc. *                                       4,200           191
   Immucor, Inc. *                                          19,880           446
   Intralase Corp. *                                         6,400           126
   Invacare Corp.                                            9,212           217
   Inverness Medical Innovations, Inc. *                     8,200           285
   IRIS International, Inc. *                                5,300            61
   Kensey Nash Corp. *                                       3,500           102
   Kyphon, Inc. *                                           13,000           486
   LCA-Vision, Inc.                                          6,150           254
   Luminex Corp. *                                           9,500           173
   Medical Action Industries, Inc. *                         2,600            70
   Mentor Corp.                                             10,600           534
   Merge Technologies, Inc. *                                6,100            42
   Meridian Bioscience, Inc.                                 6,250           147
   Merit Medical Systems, Inc. *                             8,167           111
   Natus Medical, Inc. *                                     5,800            79
   Neurometrix, Inc. *                                       3,700            70
   Northstar Neuroscience, Inc. *                            3,200            42
   NuVasive, Inc. *                                          9,800           197
   Oakley, Inc.                                              7,400           126
   OraSure Technologies, Inc. *                             13,700           110
   Palomar Medical Technologies, Inc. *                      5,100           215
   PolyMedica Corp.                                          6,800           291
   PSS World Medical, Inc. *                                19,750           395
   Quidel Corp. *                                            9,000           127
   Sirona Dental Systems, Inc.                               5,200           171
   Solexa, Inc. *                                            7,000            62
   SonoSite, Inc. *                                          4,900           139
   Spectranetics Corp. *                                     9,100           107
   Stereotaxis, Inc. *                                       7,000            72
   STERIS Corp.                                             19,800           476
   SurModics, Inc. *                                         4,700           165
   Symmetry Medical, Inc. *                                 10,370           157
   Thermogenesis Corp. *                                    16,300            63
   Thoratec Corp. *                                         15,685           245

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   49   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% -CONTINUED
  HEALTHCARE - PRODUCTS - 3.4% - (CONTINUED)
   TriPath Imaging, Inc. *                                   9,300           $84
   Ventana Medical Systems, Inc. *                           8,500           347
   Viasys Healthcare, Inc. *                                 9,600           262
   Visicu, Inc. *                                            2,000            18
   Vital Images, Inc. *                                      3,900           123
   Vital Signs, Inc.                                         2,000           113
   West Pharmaceutical Services, Inc.                        9,552           375
   Wright Medical Group, Inc. *                             10,000           243
   Young Innovations, Inc.                                   1,400            50
   Zoll Medical Corp. *                                      2,900           104
  ------------------------------------------------------------------------------
                                                                          12,822
  ------------------------------------------------------------------------------
  HEALTHCARE - SERVICES - 1.6%
   Air Methods Corp. *                                       3,100            73
   Alliance Imaging, Inc. *                                  4,500            35
   Amedisys, Inc. *                                          4,700           187
   AMERIGROUP Corp. *                                       15,100           446
   Amsurg Corp. *                                            8,800           196
   Apria Healthcare Group, Inc. *                           12,600           249
   Bio-Reference Labs, Inc. *                                3,100            70
   Capital Senior Living Corp. *                             6,200            57
   Centene Corp. *                                          12,800           210
   Five Star Quality Care, Inc. *                            9,400           101
   Genesis HealthCare Corp. *                                5,750           274
   Gentiva Health Services, Inc. *                           8,000           132
   Healthways, Inc. *                                       10,200           455
   Horizon Health Corp. *                                    4,500            69
   Hythiam, Inc. *                                           7,800            56
   Kindred Healthcare, Inc. *                                8,400           250
   LHC Group, Inc. *                                         3,200            71
   Magellan Health Services, Inc. *                         10,900           464
   Matria Healthcare, Inc. *                                 6,200           172
   Medcath Corp. *                                           2,400            72
   Molina Healthcare, Inc. *                                 3,600           127
   National Healthcare Corp.                                 1,900           102
   Nighthawk Radiology Holdings, Inc. *                      1,700            33
   Odyssey HealthCare, Inc. *                               10,275           146
   Option Care, Inc.                                         7,800           105
   Psychiatric Solutions, Inc. *                            15,500           528
   Radiation Therapy Services, Inc. *                        3,600           105
   RehabCare Group, Inc. *                                   5,100            67
   Res-Care, Inc. *                                          6,600           133
   Sun Healthcare Group, Inc. *                              6,900            74

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  HEALTHCARE - SERVICES - 1.6% - (CONTINUED)
   Sunrise Senior Living, Inc. *                            13,100          $391
   Symbion, Inc. *                                           5,400            99
   United Surgical Partners International, Inc. *           13,000           323
   VistaCare, Inc., Class A *                                3,100            32
  ------------------------------------------------------------------------------
                                                                           5,904
  ------------------------------------------------------------------------------
  HOLDING COMPANIES - DIVERSIFIED - 0.0%
   Resource America, Inc., Class A                           4,700            98
   Star Maritime Acquisition Corp. *                         5,600            54
  ------------------------------------------------------------------------------
                                                                             152
  ------------------------------------------------------------------------------
  HOME BUILDERS - 0.6%
   Amrep Corp.                                                 500            25
   Brookfield Homes Corp.                                    3,667           103
   Cavco Industries, Inc. *                                  1,900            60
   Champion Enterprises, Inc. *                             22,508           155
   Fleetwood Enterprises, Inc. *                            19,000           128
   Hovnanian Enterprises, Inc., Class A *                   14,700           431
   Levitt Corp., Class A                                     4,800            57
   M/I Homes, Inc.                                           3,600           127
   Meritage Homes Corp. *                                    6,700           279
   Monaco Coach Corp.                                        8,000            89
   Orleans Homebuilders, Inc.                                1,300            15
   Palm Harbor Homes, Inc. *                                 2,812            42
   Skyline Corp.                                             2,000            76
   Technical Olympic USA, Inc.                               5,800            57
   WCI Communities, Inc. *                                   9,900           173
   Williams Scotsman International, Inc. *                   8,700           186
   Winnebago Industries, Inc.                                9,500           298
  ------------------------------------------------------------------------------
                                                                           2,301
  ------------------------------------------------------------------------------
  HOME FURNISHINGS - 0.5%
   American Woodmark Corp.                                   3,500           118
   Audiovox Corp., Class A *                                 4,900            68
   DTS, Inc. *                                               5,200           110
   Ethan Allen Interiors, Inc.                               9,800           340
   Furniture Brands International, Inc.                     13,300           253
   Hooker Furniture Corp.                                    3,200            47
   Kimball International, Inc., Class B                      7,356           142
   La-Z-Boy, Inc.                                           15,300           214
   Sealy Corp.                                               6,000            78
   Stanley Furniture Co., Inc.                               3,600            77
   Tempur-Pedic International, Inc. *                       14,800           254
   TiVo, Inc. *                                             22,700           172

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   50   NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  HOME FURNISHINGS - 0.5% - (CONTINUED)
   Universal Electronics, Inc. *                             4,100           $78
  ------------------------------------------------------------------------------
                                                                           1,951
  ------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS/WARES - 0.9%
   ACCO Brands Corp. *                                      13,200           294
   American Greetings Corp., Class A                        15,800           365
   Blyth, Inc.                                               7,600           185
   Central Garden and Pet Co. *                              6,300           304
   CNS, Inc.                                                 3,800           107
   CSS Industries, Inc.                                      1,900            56
   Ennis, Inc.                                               7,600           165
   Fossil, Inc. *                                           12,700           274
   Harland (John H.) Co.                                     8,000           292
   Playtex Products, Inc. *                                 16,500           221
   Prestige Brands Holdings, Inc. *                         10,010           112
   Russ Berrie & Co., Inc. *                                 3,500            53
   Spectrum Brands, Inc. *                                  11,000            93
   Standard Register (The) Co.                               5,300            70
   Tupperware Brands Corp.                                  17,900           348
   WD-40 Co.                                                 4,970           177
   Yankee Candle Co., Inc.                                  11,900           348
  ------------------------------------------------------------------------------
                                                                           3,464
  ------------------------------------------------------------------------------
  HOUSEWARES - 0.0%
   Lifetime Brands, Inc.                                     3,300            61
   National Presto Industries, Inc.                          1,400            77
  ------------------------------------------------------------------------------
                                                                             138
  ------------------------------------------------------------------------------
  INSURANCE - 2.6%
   21st Century Insurance Group                              9,700           145
   Affirmative Insurance Holdings, Inc.                      2,300            34
   Alfa Corp.                                                9,600           166
   American Equity Investment Life Holding Co.              16,400           201
   American Physicians Capital, Inc. *                       2,000            97
   Argonaut Group, Inc. *                                    9,300           289
   Baldwin & Lyons, Inc., Class B                            2,450            59
   Bristol West Holdings, Inc.                               4,600            67
   CNA Surety Corp. *                                        4,800            97
   Commerce Group, Inc.                                     16,100           484
   Crawford & Co., Class B                                   7,000            48
   Delphi Financial Group, Inc., Class A                    12,167           485
   Direct General Corp.                                      4,400            59
   Donegal Group, Inc., Class A                              3,877            78
   EMC Insurance Group, Inc.                                 1,800            52
   Enstar Group, Inc. *                                      1,000            96

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  INSURANCE - 2.6% - (CONTINUED)
   FBL Financial Group, Inc.,  Class A                       4,000          $134
   First Acceptance Corp. *                                  4,721            54
   FPIC Insurance Group, Inc. *                              3,100           123
   Great American Financial Resources, Inc.                  2,360            49
   Harleysville Group, Inc.                                  4,100           143
   Hilb, Rogal & Hobbs Co.                                  10,600           452
   Horace Mann Educators Corp.                              12,700           244
   Independence Holding Co.                                  1,480            32
   Infinity Property & Casualty Corp.                        6,100           251
   James River Group, Inc. *                                 2,600            76
   Kansas City Life Insurance Co.                            1,200            55
   LandAmerica Financial Group, Inc.                         5,200           342
   Meadowbrook Insurance Group, Inc. *                       7,500            84
   Midland (The) Co.                                         3,500           152
   National Interstate Corp.                                 4,700           116
   National Western Life Insurance Co., Class A                600           138
   Navigators Group, Inc. *                                  3,900           187
   NYMAGIC, Inc.                                             1,600            51
   Odyssey Re Holdings Corp.                                 3,800           128
   Ohio Casualty Corp.                                      18,600           481
   Phoenix Companies (The), Inc.                            33,000           462
   PMA Capital Corp., Class A *                              9,600            85
   Presidential Life Corp.                                   6,300           141
   ProAssurance Corp. *                                      9,646           475
   RLI Corp.                                                 6,526           332
   Safety Insurance Group, Inc.                              4,200           204
   SCPIE Holdings, Inc. *                                    2,900            68
   SeaBright Insurance Holdings, Inc. *                      4,700            66
   Selective Insurance Group, Inc.                           8,500           447
   State Auto Financial Corp.                                4,300           131
   Stewart Information Services Corp.                        5,100           177
   Tower Group, Inc.                                         5,000           167
   Triad Guaranty, Inc. *                                    3,400           174
   United Fire & Casualty Co.                                6,100           191
   Universal American Financial Corp. *                     11,300           182
   USI Holdings Corp. *                                     13,700           186
   Zenith National Insurance Corp.                          10,900           435
  ------------------------------------------------------------------------------
                                                                           9,672
  ------------------------------------------------------------------------------
  INTERNET - 3.5%
   1-800-FLOWERS.COM, Inc., Class A *                        8,000            42
   24/7 Real Media, Inc. *                                  14,300           122
   Access Integrated Technologies, Inc., Class A *           3,800            36

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   51   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  INTERNET - 3.5% - (CONTINUED)
   Agile Software Corp. *                                   16,800          $110
   aQuantive, Inc. *                                        22,300           527
   Ariba, Inc. *                                            22,054           165
   Art Technology Group, Inc. *                             33,000            85
   At Road, Inc. *                                          18,260           107
   Audible, Inc. *                                           7,300            53
   Avocent Corp. *                                          12,900           389
   Blue Coat Systems, Inc. *                                 4,300            77
   Blue Nile, Inc. *                                         4,000           145
   Chordiant Software, Inc. *                               23,500            72
   Click Commerce, Inc. *                                    3,000            68
   CMGI, Inc. *                                            136,800           145
   CNET Networks, Inc. *                                    44,300           424
   Cogent Communications Group, Inc. *                       6,200            72
   Covad Communications Group, Inc. *                       86,500           129
   CyberSource Corp. *                                       9,000           106
   DealerTrack Holdings, Inc. *                              3,200            71
   Digital Insight Corp. *                                  10,200           299
   Digital River, Inc. *                                    11,600           593
   Digitas, Inc. *                                          26,700           257
   Drugstore.com, Inc. *                                    24,100            83
   Earthlink, Inc. *                                        39,500           287
   eCollege.com, Inc. *                                      5,400            86
   Equinix, Inc. *                                           8,400           505
   eResearch Technology, Inc. *                             14,575           118
   FTD Group, Inc. *                                         3,980            62
   GSI Commerce, Inc. *                                     11,600           172
   Harris Interactive, Inc. *                               16,000            98
   i2 Technologies, Inc. *                                   4,200            79
   Infospace, Inc. *                                         9,200           170
   Internap Network Services Corp. *                         9,090           138
   Internet Capital Group, Inc. *                           11,600           110
   Internet Security Systems, Inc. *                        11,500           319
   Interwoven, Inc. *                                       12,600           139
   iPass, Inc. *                                            19,300            90
   j2 Global Communications, Inc. *                         14,700           399
   Jupitermedia Corp. *                                      6,400            55
   Knot, Inc. (The) *                                        4,500           100
   Lionbridge Technologies *                                17,700           135
   Liquidity Services, Inc. *                                2,300            36
   Move, Inc. *                                             29,700           146
   NetBank, Inc.                                            13,900            84

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  INTERNET - 3.5% - (CONTINUED)
   NetFlix, Inc. *                                          12,200          $278
   Netratings, Inc. *                                        4,000            57
   NIC, Inc. *                                              11,400            59
   Online Resources Corp. *                                  6,700            82
   Openwave Systems, Inc. *                                 27,933           261
   Opsware, Inc. *                                          24,200           218
   Overstock.com, Inc. *                                     3,500            61
   Perficient, Inc. *                                        5,400            85
   Priceline.com, Inc. *                                     7,566           278
   ProQuest Co. *                                            7,500            98
   RealNetworks, Inc. *                                     31,600           335
   Redback Networks, Inc. *                                 17,241           239
   RightNow Technologies, Inc. *                             4,500            70
   S1 Corp. *                                               21,000            97
   Safeguard Scientifics, Inc. *                            35,600            70
   Sapient Corp. *                                          24,100           131
   Secure Computing Corp. *                                 13,200            84
   Shutterfly, Inc. *                                          169             -
   Sohu.com, Inc. *                                          7,600           167
   SonicWALL, Inc. *                                        19,100           209
   Stamps.com, Inc. *                                        5,550           106
   Stellent, Inc.                                            8,500            92
   Terremark Worldwide, Inc. *                              11,400            63
   TheStreet.com, Inc.                                       5,500            59
   TIBCO Software, Inc. *                                   61,700           554
   Travelzoo, Inc. *                                           900            26
   TriZetto Group, Inc. *                                   12,700           192
   United Online, Inc.                                      19,000           231
   ValueClick, Inc. *                                       28,300           525
   Vasco Data Security International, Inc. *                 7,400            77
   Vignette Corp. *                                          8,800           119
   WebEx Communications, Inc. *                             12,300           480
   webMethods, Inc. *                                       16,100           123
   Websense, Inc. *                                         14,200           307
   WebSideStory, Inc. *                                      5,200            69
  ------------------------------------------------------------------------------
                                                                          13,407
  ------------------------------------------------------------------------------
  INVESTMENT COMPANIES - 0.4%
   Apollo Investment Corp.                                  23,843           489
   Ares Capital Corp.                                       14,500           253
   Capital Southwest Corp.                                     800            95
   Gladstone Capital Corp.                                   3,400            75
   Gladstone Investment Corp.                                3,900            57

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   52   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  INVESTMENT COMPANIES - 0.4% - (CONTINUED)
   Harris & Harris Group, Inc. *                             6,200           $76
   MCG Capital Corp.                                        15,800           258
   Medallion Financial Corp.                                 4,200            46
   MVC Capital, Inc.                                         5,000            65
   NGP Capital Resources Co.                                 5,200            76
   Technology Investment Capital Corp.                       5,800            85
  ------------------------------------------------------------------------------
                                                                           1,575
  ------------------------------------------------------------------------------
  IRON/STEEL - 0.7%
   AK Steel Holding Corp. *                                 32,500           394
   Chaparral Steel Co. *                                    13,600           463
   Cleveland-Cliffs, Inc.                                   12,300           469
   Gibraltar Industries, Inc.                                7,150           159
   Olympic Steel, Inc.                                       2,500            62
   Oregon Steel Mills, Inc. *                               10,500           513
   Ryerson, Inc.                                             7,732           169
   Schnitzer Steel Industries, Inc., Class A                 6,700           211
   Steel Technologies, Inc.                                  3,400            67
   Wheeling-Pittsburgh Corp. *                               3,200            55
  ------------------------------------------------------------------------------
                                                                           2,562
  ------------------------------------------------------------------------------
  LEISURE TIME - 0.6%
   Ambassadors Group, Inc.                                   6,100           173
   Ambassadors International, Inc.                           2,000            63
   Arctic Cat, Inc.                                          3,825            64
   Bally Total Fitness Holding Corp. *                      11,400            17
   Callaway Golf Co.                                        22,200           291
   K2, Inc. *                                               14,100           165
   Life Time Fitness, Inc. *                                 8,900           412
   Marine Products Corp.                                     3,800            37
   Multimedia Games, Inc. *                                  8,200            74
   Nautilus, Inc.                                            9,837           135
   Polaris Industries, Inc.                                 12,100           498
   WMS Industries, Inc. *                                    8,000           234
  ------------------------------------------------------------------------------
                                                                           2,163
  ------------------------------------------------------------------------------
  LODGING - 0.5%
   Ameristar Casinos, Inc.                                   7,700           167
   Aztar Corp. *                                            10,600           562
   Gaylord Entertainment Co. *                              11,900           522
   Lodgian, Inc. *                                           6,170            82
   Marcus Corp.                                              6,425           148
   Monarch Casino & Resort, Inc. *                           3,000            58
   Morgans Hotel Group Co. *                                 5,400            67
   MTR Gaming Group, Inc. *                                  6,800            64

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  LODGING - 0.5% - (CONTINUED)
   Riviera Holdings Corp. *                                  3,200           $65
   Trump Entertainment Resorts, Inc. *                       8,700           148
  ------------------------------------------------------------------------------
                                                                           1,883
  ------------------------------------------------------------------------------
  MACHINERY - CONSTRUCTION & MINING - 0.1%
   Astec Industries, Inc. *                                  5,000           126
   Bucyrus International, Inc., Class A                      9,300           395
  ------------------------------------------------------------------------------
                                                                             521
  ------------------------------------------------------------------------------
  MACHINERY - DIVERSIFIED - 1.2%
   Albany International Corp., Class A                       7,867           250
   Applied Industrial Technologies, Inc.                    13,253           323
   Briggs & Stratton Corp.                                  15,100           416
   Cascade Corp.                                             3,700           169
   Cognex Corp.                                             13,643           345
   Columbus McKinnon Corp. of New York *                     5,400            97
   DXP Enterprises, Inc. *                                     500            12
   Flow International Corp. *                               11,000           143
   Gehl Co. *                                                3,140            84
   Gerber Scientific, Inc. *                                 6,600            99
   Gorman-Rupp (The) Co.                                     2,750            90
   Intermec, Inc. *                                         14,900           393
   Intevac, Inc. *                                           6,300           106
   iRobot Corp. *                                            3,400            68
   Kadant, Inc. *                                            4,020            99
   Lindsay Manufacturing Co.                                 3,455            99
   Middleby Corp. *                                          2,000           154
   NACCO Industries, Inc., Class A                           1,600           218
   Nordson Corp.                                             8,700           347
   Presstek, Inc. *                                          8,900            48
   Robbins & Myers, Inc.                                     3,700           114
   Sauer-Danfoss, Inc.                                       3,100            74
   Tecumseh Products Co., Class A *                          5,000            76
   Tennant Co.                                               4,900           119
   TurboChef Technologies, Inc. *                            4,100            57
   Wabtec Corp.                                             14,174           385
  ------------------------------------------------------------------------------
                                                                           4,385
  ------------------------------------------------------------------------------
  MEDIA - 1.4%
   Acacia Research - Acacia Technologies *                   8,300            94
   Belo Corp., Class A                                      26,600           421
   Charter Communications, Inc., Class A *                 116,500           177
   Citadel Broadcasting Corp.                               10,900           103
   CKX, Inc. *                                              15,300           191
   Courier Corp.                                             3,025           112

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   53   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  MEDIA - 1.4% - (CONTINUED)
   Cox Radio, Inc., Class A *                               13,300          $204
   Crown Media Holdings, Inc., Class A *                     4,000            18
   Cumulus Media, Inc., Class A *                           10,076            96
   Emmis Communications Corp., Class A *                     9,771           120
   Entercom Communications Corp.                             9,400           237
   Entravision Communications Corp., Class A *              19,800           147
   Fisher Communications, Inc. *                             2,200            91
   Gemstar-TV Guide International, Inc. *                   73,300           243
   Gray Television, Inc.                                    12,700            81
   Journal Communications, Inc., Class A                    13,000           147
   Journal Register Co.                                     11,800            67
   Lee Enterprises, Inc.                                    13,500           341
   Lin TV Corp., Class A *                                   8,200            64
   Lodgenet Entertainment Corp. *                            5,000            94
   Martha Stewart Living Omnimedia, Inc., Class A            7,500           133
   Media General, Inc., Class A                              6,500           245
   Mediacom Communications Corp., Class A *                 16,400           117
   Outdoor Channel Holdings, Inc. *                          3,700            40
   Playboy Enterprises, Inc., Class B *                      6,300            59
   Primedia, Inc. *                                         59,100            90
   Private Media Group Ltd. *                                7,000            28
   Radio One, Inc., Class D *                               22,600           141
   Readers Digest Association (The), Inc.                   28,519           370
   Salem Communications Corp., Class A                       2,900            33
   Scholastic Corp. *                                       10,400           324
   Sinclair Broadcast Group, Inc., Class A                  13,500           106
   Spanish Broadcasting System, Inc., Class A *             12,600            55
   Sun-Times Media Group, Inc., Class A                     19,571           129
   Value Line, Inc.                                            400            19
   Westwood One, Inc.                                       20,700           147
   World Wrestling Entertainment, Inc.                       6,400           105
  ------------------------------------------------------------------------------
                                                                           5,189
  ------------------------------------------------------------------------------
  METAL FABRICATION/HARDWARE - 0.8%
   Ampco-Pittsburgh Corp.                                    2,100            65
   Castle (A.M.) & Co.                                       3,000            81
   CIRCOR International, Inc.                                4,800           147
   Dynamic Materials Corp.                                   3,500           113
   Foster (L.B.) Co., Class A *                              3,000            48
   Kaydon Corp.                                              8,213           304
   Ladish Co., Inc. *                                        4,200           121
   Lawson Products, Inc.                                     1,300            54
   Mueller Industries, Inc.                                 10,900           383

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  METAL FABRICATION/HARDWARE - 0.8% - (CONTINUED)
   Mueller Water Products, Inc., Class A *                   7,500          $110
   NN, Inc.                                                  5,200            62
   NS Group, Inc. *                                          6,600           426
   Quanex Corp.                                             11,200           340
   RBC Bearings, Inc. *                                      6,100           147
   Valmont Industries, Inc.                                  5,300           277
   Worthington Industries, Inc.                             21,400           365
  ------------------------------------------------------------------------------
                                                                           3,043
  ------------------------------------------------------------------------------
  MINING - 0.6%
   AMCOL International Corp.                                 6,514           162
   Brush Engineered Materials, Inc. *                        5,700           142
   Century Aluminum Co. *                                    6,800           229
   Coeur D'alene Mines Corp. *                              82,100           387
   Compass Minerals International, Inc.                      9,500           269
   Hecla Mining Co. *                                       35,200           202
   Royal Gold, Inc.                                          5,700           154
   RTI International Metals, Inc. *                          6,700           292
   Stillwater Mining Co. *                                  12,250           103
   USEC, Inc.                                               25,700           248
  ------------------------------------------------------------------------------
                                                                           2,188
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 1.8%
   Actuant Corp., Class A                                    8,055           403
   Acuity Brands, Inc.                                      13,200           599
   American Railcar Industries, Inc.                         2,700            79
   Ameron International Corp.                                2,600           173
   Aptargroup, Inc.                                         10,300           524
   Barnes Group, Inc.                                       11,764           207
   Blount International, Inc. *                             11,300           113
   Ceradyne, Inc. *                                          7,950           327
   Clarcor, Inc.                                            15,124           461
   EnPro Industries, Inc. *                                  6,300           189
   ESCO Technologies, Inc. *                                 7,600           350
   Federal Signal Corp.                                     14,300           218
   Flanders Corp. *                                          3,900            33
   Freightcar America, Inc.                                  3,700           196
   GenTek, Inc. *                                            3,000            83
   Griffon Corp. *                                           8,763           209
   Hexcel Corp. *                                           27,607           391
   Jacuzzi Brands, Inc. *                                   22,900           229
   Koppers Holdings, Inc.                                    3,000            57
   Lancaster Colony Corp.                                    7,100           318
   Matthews International Corp., Class A                     9,500           350

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   54   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  MISCELLANEOUS MANUFACTURING - 1.8% - (CONTINUED)
   Myers Industries, Inc.                                    7,906          $134
   PW Eagle, Inc.                                            3,100            93
   Raven Industries, Inc.                                    4,800           144
   Reddy Ice Holdings, Inc.                                  5,000           121
   Smith & Wesson Holding Corp. *                            8,600           119
   Smith (A.O.) Corp.                                        6,000           237
   Standex International Corp.                               3,700           103
   Tredegar Corp.                                           10,150           170
  ------------------------------------------------------------------------------
                                                                           6,630
  ------------------------------------------------------------------------------
  OFFICE FURNISHINGS - 0.3%
   Herman Miller, Inc.                                      19,400           664
   Interface, Inc., Class A *                               14,100           181
   Knoll, Inc.                                               8,960           181
  ------------------------------------------------------------------------------
                                                                           1,026
  ------------------------------------------------------------------------------
  OFFICE/BUSINESS EQUIPMENT - 0.2%
   Global Imaging Systems, Inc. *                           15,206           335
   IKON Office Solutions, Inc.                              32,200           433
  ------------------------------------------------------------------------------
                                                                             768
  ------------------------------------------------------------------------------
  OIL & GAS - 2.7%
   Alon USA Energy, Inc.                                     3,600           106
   Arena Resources, Inc. *                                   3,400           109
   Atlas America, Inc. *                                     5,107           218
   ATP Oil & Gas Corp. *                                     6,000           222
   Atwood Oceanics, Inc. *                                   8,000           360
   Aurora Oil & Gas Corp. *                                 20,100            62
   Berry Petroleum Co., Class A                             10,300           290
   Bill Barrett Corp. *                                      8,470           208
   Bois d'Arc Energy, Inc. *                                 4,900            75
   Brigham Exploration Co. *                                13,600            92
   Bronco Drilling Co., Inc. *                               4,100            72
   Callon Petroleum Co. *                                    6,100            83
   Carrizo Oil & Gas, Inc. *                                 6,500           168
   Clayton Williams Energy, Inc. *                           1,600            48
   Comstock Resources, Inc. *                               12,700           345
   Crosstex Energy, Inc.                                     3,063           274
   Delek US Holdings, Inc. *                                 3,100            57
   Delta Petroleum Corp. *                                  15,500           349
   Edge Petroleum Corp. *                                    5,200            86
   Encore Acquisition Co. *                                 15,500           377
   Energy Partners Ltd. *                                   11,400           281
   EXCO Resources, Inc. *                                   15,500           192
   Exploration Co. of Delaware (The), Inc. *                 8,800            84

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  OIL & GAS - 2.7% - (CONTINUED)
   Gasco Energy, Inc. *                                     22,200           $60
   GeoGlobal Resources, Inc. *                               9,100            53
   GeoMet, Inc. *                                            2,988            28
   Giant Industries, Inc. *                                  4,300           349
   GMX Resources, Inc. *                                     2,400            75
   Goodrich Petroleum Corp. *                                3,700           111
   Grey Wolf, Inc. *                                        57,000           381
   Gulfport Energy Corp. *                                   3,500            41
   Harvest Natural Resources, Inc. *                        11,100           115
   Houston Exploration Co. *                                 8,500           469
   Mariner Energy, Inc. *                                   21,661           398
   McMoRan Exploration Co. *                                 7,300           130
   Meridian Resource Corp. *                                26,112            80
   Parallel Petroleum Corp. *                               10,800           217
   Parker Drilling Co. *                                    32,100           227
   Penn Virginia Corp.                                       5,500           349
   Petrohawk Energy Corp. *                                 41,700           433
   Petroleum Development Corp. *                             4,802           192
   Petroquest Energy, Inc. *                                12,200           127
   Pioneer Drilling Co. *                                   12,300           158
   Quest Resource Corp. *                                    5,900            52
   RAM Energy Resources, Inc. *                              5,400            26
   Rosetta Resources, Inc. *                                15,070           259
   Stone Energy Corp. *                                      8,076           327
   Sulphco, Inc. *                                          10,300            64
   Swift Energy Co. *                                        8,490           355
   Toreador Resources Corp. *                                3,600            66
   Transmeridian Exploration, Inc. *                        20,800            82
   Vaalco Energy, Inc. *                                    17,200           123
   Warren Resources, Inc. *                                 15,830           193
   Western Refining, Inc.                                    6,900           160
   Whiting Petroleum Corp. *                                10,800           433
  ------------------------------------------------------------------------------
                                                                          10,291
  ------------------------------------------------------------------------------
  OIL & GAS SERVICES - 1.7%
   Allis-Chalmers Energy, Inc. *                             4,300            63
   Basic Energy Services, Inc. *                             3,700            90
   CARBO Ceramics, Inc.                                      5,900           213
   Complete Production Services, Inc. *                      7,700           152
   Dawson Geophysical Co. *                                  2,200            65
   Dril-Quip, Inc. *                                         3,300           223
   Gulf Island Fabrication, Inc.                             3,600            94
   Hanover Compressor Co. *                                 29,968           546

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   55   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  OIL & GAS SERVICES - 1.7% -(CONTINUED)
   Hercules Offshore, Inc. *                                 6,000          $186
   Hornbeck Offshore Services, Inc. *                        7,300           245
   Hydril *                                                  5,200           291
   Input/Output, Inc. *                                     20,900           208
   Lone Star Technologies, Inc. *                            9,100           440
   Lufkin Industries, Inc.                                   4,400           233
   Markwest Hydrocarbon, Inc.                                1,650            46
   Matrix Service Co. *                                      6,200            81
   Maverick Tube Corp. *                                    10,800           700
   Metretek Technologies, Inc. *                             4,700            56
   NATCO Group, Inc., Class A *                              4,300           124
   Newpark Resources, Inc. *                                26,380           141
   Oil States                                               14,500           399
   International, Inc. *
   RPC, Inc.                                                 6,361           117
   Superior Well Services, Inc. *                            3,200            63
   Trico Marine Services, Inc. *                             3,500           118
   Union Drilling, Inc. *                                    3,800            42
   Universal Compression Holdings, Inc. *                    8,900           476
   Veritas DGC, Inc. *                                      10,400           684
   W-H Energy Services, Inc. *                               8,700           361
   Warrior Energy Service Corp. *                            2,900            75
  ------------------------------------------------------------------------------
                                                                           6,532
  ------------------------------------------------------------------------------
  PACKAGING & CONTAINERS - 0.2%
   AEP Industries, Inc. *                                    2,100            88
   Chesapeake Corp.                                          5,900            84
   Graphic Packaging Corp. *                                22,400            82
   Greif, Inc., Class A                                      4,800           385
   Silgan Holdings, Inc.                                     6,900           259
  ------------------------------------------------------------------------------
                                                                             898
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 3.4%
   Acadia Pharmaceuticals, Inc. *                            7,300            63
   Adams Respiratory Therapeutics, Inc. *                    8,900           326
   Adolor Corp. *                                           13,500           187
   Akorn, Inc. *                                            13,200            48
   Alkermes, Inc. *                                         27,200           431
   Alnylam Pharmaceuticals, Inc. *                           9,600           138
   Alpharma, Inc., Class A                                  12,450           291
   Altus Pharmaceuticals, Inc. *                             2,300            37
   Andrx Corp. *                                            21,700           530
   Array Biopharma, Inc. *                                  11,700           100
   Atherogenics, Inc. *                                     11,800           155
   Auxilium Pharmaceuticals, Inc. *                          6,300            64

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  PHARMACEUTICALS - 3.4% - (CONTINUED)
   AVANIR Pharmaceuticals, Class A *                         9,600           $66
   AVI BioPharma, Inc. *                                    15,200            55
   Bentley Pharmaceuticals,  Inc. *                          5,900            71
   Bioenvision, Inc. *                                      11,000            61
   BioMarin Pharmaceuticals, Inc. *                         25,000           356
   Bradley Pharmaceuticals,  Inc. *                          4,400            70
   Combinatorx, Inc. *                                       7,300            45
   Connetics Corp. *                                        10,300           112
   Conor Medsystems, Inc. *                                  8,400           198
   Cubist Pharmaceuticals, Inc. *                           16,100           350
   CV Therapeutics, Inc. *                                  14,000           156
   Cypress Bioscience, Inc. *                                9,700            71
   Dendreon Corp. *                                         21,400            96
   Depomed, Inc. *                                          11,300            46
   Durect Corp. *                                           16,700            68
   Emisphere Technologies,  Inc. *                           7,200            61
   Genta, Inc. *                                            41,100            32
   HealthExtras, Inc. *                                      8,100           229
   Hi-Tech Pharmacal Co., Inc. *                             2,850            36
   I-Flow Corp. *                                            7,000            84
   Idenix Pharmaceuticals,  Inc. *                           7,400            72
   Indevus Pharmaceuticals,  Inc. *                         15,900            94
   Isis Pharmaceuticals, Inc. *                             21,700           156
   KV Pharmaceutical Co., Class A *                         11,500           273
   Mannatech, Inc.                                           5,000            89
   MannKind Corp. *                                          6,700           127
   Medarex, Inc. *                                          35,800           385
   Medicines Co. *                                          14,700           332
   Medicis Pharmaceutical Corp., Class A                    15,900           514
   MGI Pharma, Inc. *                                       22,900           394
   Nabi Biopharmaceuticals *                                18,000           104
   Nastech Pharmaceutical Co., Inc. *                        6,500            99
   NBTY, Inc. *                                             16,200           474
   Neurocrine Biosciences,  Inc. *                          11,300           122
   New River Pharmaceuticals, Inc. *                         4,700           121
   Noven Pharmaceuticals, Inc. *                             7,100           171
   NPS Pharmaceuticals, Inc. *                              14,000            53
   Nuvelo, Inc. *                                           15,133           276
   Onyx Pharmaceuticals, Inc. *                             12,300           213
   OSI Pharmaceuticals, Inc. *                              16,700           627
   Osiris Therapeutics, Inc. *                               1,100            11
   Pain Therapeutics, Inc. *                                10,700            92

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   56   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  PHARMACEUTICALS - 3.4%  - (CONTINUED)
   Par Pharmaceutical Cos., Inc. *                          10,300          $188
   Penwest Pharmaceuticals Co. *                             6,900           115
   Perrigo Co.                                              22,800           387
   PetMed Express, Inc. *                                    5,500            57
   Pharmion Corp. *                                          7,200           155
   Pozen, Inc. *                                             7,500            96
   Progenics Pharmaceuticals, Inc. *                         6,600           155
   Renovis, Inc. *                                           6,500            89
   Rigel Pharmaceuticals, Inc. *                             7,500            77
   Salix Pharmaceuticals Ltd. *                             13,900           189
   Santarus, Inc. *                                         13,800           102
   Sciele Pharma, Inc. *                                     8,700           164
   Somaxon Pharmaceuticals, Inc. *                           1,600            20
   Tanox, Inc. *                                             7,300            86
   Trimeris, Inc. *                                          5,400            48
   United Therapeutics Corp. *                               6,900           363
   USANA Health Sciences, Inc. *                             2,800           125
   Valeant Pharmaceuticals International                    27,200           538
   Viropharma, Inc. *                                       20,400           248
   Xenoport, Inc. *                                          6,000           122
   Zymogenetics, Inc. *                                     11,200           189
  ------------------------------------------------------------------------------
                                                                          12,945
  ------------------------------------------------------------------------------
  REAL ESTATE - 0.2%
   Affordable Residential Communities *                     10,200            99
   Avatar Holdings, Inc. *                                   1,700           101
   Californina Coastal Communities, Inc. *                   2,980            61
   Consolidated-Tomoka Land Co. of Florida                   1,700           109
   Housevalues, Inc. *                                       4,300            25
   Tarragon Corp.                                            3,962            41
   Trammell Crow Co. *                                      10,700           391
  ------------------------------------------------------------------------------
                                                                             827
  ------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS - 7.3%
   Aames Investment Corp.                                   14,300            50
   Acadia Realty Trust                                       9,285           237
   Agree Realty Corp.                                        2,300            76
   Alexander's, Inc. *                                         600           186
   Alexandria Real Estate Equities, Inc.                     7,800           732
   American Campus Communities, Inc.                         6,700           171
   American Financial Realty Trust                          38,000           424
   American Home Mortgage Investment Corp.                  12,905           450
   Anthracite Capital,  Inc.                                17,000           219
   Anworth Mortgage Asset Corp.                             13,600           114

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  REAL ESTATE INVESTMENT TRUSTS - 7.3% - (CONTINUED)
   Arbor Realty Trust, Inc.                                  3,600           $92
   Ashford Hospitality Trust,  Inc.                         15,100           180
   BioMed Realty Trust, Inc.                                19,100           579
   Capital Lease Funding, Inc.                               9,900           110
   Capital Trust, Inc. of New York, Class A                  2,900           118
   Cedar Shopping Centers, Inc.                              9,000           146
   CentraCore Properties Trust                               3,300           105
   Corporate Office Properties  Trust                        9,800           439
   Cousins Properties, Inc.                                 11,200           383
   Crescent Real Estate  Equities Co.                       23,100           504
   Crystal River Capital, Inc.                               2,200            50
   Deerfield Triarc Capital  Corp.                          15,400           202
   DiamondRock Hospitality Co.                              19,000           316
   Digital Realty Trust, Inc.                                5,500           172
   EastGroup Properties, Inc.                                6,500           324
   Education Realty Trust, Inc.                              7,860           116
   Entertainment Properties  Trust                           7,800           385
   Equity Inns, Inc.                                        16,200           258
   Equity Lifestyle  Properties, Inc.                        5,700           261
   Equity One, Inc.                                         11,300           271
   Extra Space Storage, Inc.                                16,900           293
   FelCor Lodging Trust, Inc.                               17,800           357
   Fieldstone Investment Corp.                              14,500           127
   First Industrial Realty  Trust, Inc.                     13,100           576
   First Potomac Realty Trust                                6,300           190
   Franklin Street Properties  Corp.                        17,142           340
   Getty Realty Corp.                                        5,200           152
   Glenborough Realty Trust,  Inc.                           9,600           247
   Glimcher Realty Trust                                    10,700           265
   GMH Communities Trust                                    11,800           149
   Gramercy Capital Corp. of New  York                       5,300           134
   Healthcare Realty Trust,  Inc.                           14,000           538
   Heritage Property Investment  Trust                       8,400           306
   Hersha Hospitality Trust                                  8,400            81
   Highland Hospitality Corp.                               17,700           254
   Highwoods Properties, Inc.                               15,800           588
   Home Properties, Inc.                                    10,100           577
   HomeBanc Corp. of Georgia                                17,000           105
   IMPAC Mortgage Holdings,  Inc.                           22,600           212
   Inland Real Estate Corp.                                 19,800           347
   Innkeepers USA Trust                                     12,800           209
   Investors Real Estate Trust                              13,600           133

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   57   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  REAL ESTATE INVESTMENT TRUSTS - 7.3% - (CONTINUED)
   JER Investors Trust, Inc.                                 7,600          $130
   Kite Realty Group Trust                                   8,500           145
   KKR Financial Corp.                                      23,600           579
   LaSalle Hotel Properties                                 11,800           511
   Lexington Corporate Properties Trust                     15,500           328
   Longview Fibre Co.                                       19,244           391
   LTC Properties, Inc.                                      7,000           170
   Luminent Mortgage Capital, Inc.                          11,700           120
   Maguire Properties, Inc.                                 11,200           456
   Medical Properties Trust, Inc.                           11,900           159
   MFA Mortgage Investments, Inc.                           23,600           176
   Mid-America Apartment Communities, Inc.                   6,900           422
   Mills (The) Corp.                                        16,800           281
   MortgageIT Holdings, Inc.                                 8,700           122
   National Health Investors, Inc.                           7,000           198
   National Retail Properties, Inc.                         17,000           367
   Nationwide Health Properties, Inc.                       23,200           620
   Newcastle Investment Corp.                               12,900           354
   Newkirk Realty Trust, Inc.                                5,700            94
   NorthStar Realty Finance Corp.                           12,600           160
   Novastar Financial, Inc.                                  9,600           280
   OMEGA Healthcare Investors, Inc.                         17,200           258
   Parkway Properties, Inc. of Maryland                      4,200           195
   Pennsylvania Real Estate Investment Trust                10,701           456
   Post Properties, Inc.                                    12,600           599
   PS Business Parks, Inc.                                   4,700           283
   RAIT Investment Trust                                     8,300           239
   Ramco-Gershenson Properties                               5,000           160
   Realty Income Corp.                                      25,800           637
   Redwood Trust, Inc.                                       5,700           287
   Republic Property Trust                                   7,800            86
   Saul Centers, Inc.                                        3,200           144
   Saxon Capital, Inc.                                      14,900           209
   Senior Housing Properties Trust                          18,700           399
   Sizeler Property Investors                                5,200            78
   Sovran Self Storage, Inc.                                 5,200           289
   Spirit Finance Corp.                                     28,340           329
   Strategic Hotels & Resorts, Inc.                         21,462           427
   Sun Communities, Inc.                                     5,400           173
   Sunstone Hotel Investors, Inc.                           17,000           505
   Tanger Factory Outlet Centers, Inc.                       9,200           328
   Trustreet Properties, Inc.                               20,100           251

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  REAL ESTATE INVESTMENT TRUSTS - 7.3% - (CONTINUED)
   U-Store-It Trust                                         13,800          $296
   Universal Health Realty  Income Trust                     3,500           125
   Urstadt Biddle Properties, Inc., Class A                  6,300           114
   Washington Real Estate Investment Trust                  13,200           525
   Windrose Medical Properties  Trust                        5,700           101
   Winston Hotels, Inc.                                      7,900            97
   Winthrop Realty Trust                                     6,600            43
  ------------------------------------------------------------------------------
                                                                          27,546
  ------------------------------------------------------------------------------
  RETAIL - 6.5%
   99 Cents Only Stores *                                   13,900           164
   AC Moore Arts & Crafts,  Inc. *                           4,600            88
   Aeropostale, Inc. *                                      16,100           471
   AFC Enterprises *                                         7,600           110
   America's Car-Mart, Inc. *                                2,650            44
   Applebee's International,  Inc.                          21,900           471
   Asbury Automotive Group,  Inc.                            3,700            76
   Bebe Stores, Inc.                                         7,000           173
   Big 5 Sporting Goods Corp.                                6,600           150
   Big Lots, Inc. *                                         33,100           656
   BJ's Restaurants, Inc. *                                  4,100            90
   Blockbuster, Inc., Class A *                             55,900           215
   Bob Evans Farms, Inc.                                    10,600           321
   Bon-Ton Stores (The), Inc.                                2,000            59
   Books-A-Million, Inc.                                     4,100            73
   Borders Group, Inc.                                      19,000           388
   Brown Shoe Co., Inc.                                      8,300           297
   Buckle (The), Inc.                                        2,900           110
   Buffalo Wild Wings, Inc. *                                2,200            84
   Build-A-Bear Workshop, Inc. *                             4,400           100
   Cabela's, Inc., Class A *                                 9,400           204
   Cache, Inc. *                                             3,600            64
   California Pizza Kitchen,  Inc. *                         5,900           177
   Casey's General Stores, Inc.                             14,900           332
   Cash America International,  Inc.                         8,700           340
   Casual Male Retail Group,  Inc. *                         9,100           125
   Cato (The) Corp., Class A                                 9,000           197
   CBRL Group, Inc.                                          9,100           368
   CEC Entertainment, Inc. *                                 9,792           309
   Charlotte Russe Holding,  Inc. *                          4,500           124
   Charming Shoppes, Inc. *                                 35,900           513
   Children's Place Retail Stores (The),  Inc. *             6,600           423
   Chipotle Mexican Grill, Inc.,  Class A *                  2,300           114

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   58   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  RETAIL - 6.5% - (CONTINUED)
   Christopher & Banks Corp.                                10,825          $319
   Citi Trends, Inc. *                                       1,900            66
   CKE Restaurants, Inc.                                    20,100           336
   Conn's, Inc. *                                            2,200            46
   Cosi, Inc. *                                             10,200            55
   Cost Plus, Inc. of  California *                          6,775            81
   CSK Auto Corp. *                                         12,800           181
   DEB Shops, Inc.                                           1,400            36
   dELiA*s, Inc. *                                           6,307            49
   Denny's Corp. *                                          27,200            93
   Domino's Pizza, Inc.                                     11,200           287
   Dress Barn, Inc. *                                       13,600           297
   DSW, Inc., Class A *                                      4,800           151
   Ezcorp, Inc., Class A *                                   3,500           135
   Finish Line (The), Inc.,  Class A                        12,600           159
   First Cash Financial Services, Inc. *                     8,300           171
   Fred's, Inc.                                             11,725           148
   Genesco, Inc. *                                           6,800           234
   Group 1 Automotive, Inc.                                  7,300           364
   Guitar Center, Inc. *                                     8,100           362
   Haverty Furniture Cos.,  Inc.                             6,600           105
   Hibbett Sporting Goods,  Inc. *                           9,443           247
   HOT Topic, Inc. *                                        13,025           145
   IHOP Corp.                                                5,400           250
   Insight Enterprises, Inc. *                              14,150           292
   J Crew Group, Inc. *                                      6,400           192
   Jack in the Box, Inc. *                                  10,400           543
   Jo-Ann Stores, Inc. *                                     7,010           117
   Jos. A. Bank Clothiers,  Inc. *                           5,333           160
   Kenneth Cole Productions, Inc., Class A                   2,742            67
   Krispy Kreme Doughnuts,  Inc. *                          16,100           130
   Landry's Restaurants, Inc.                                4,884           147
   Lithia Motors, Inc.,  Class A                             4,700           116
   Lone Star Steakhouse & Saloon, Inc.                       4,900           136
   Longs Drug Stores Corp.                                   9,300           428
   Luby's, Inc. *                                            6,300            62
   MarineMax, Inc. *                                         4,900           125
   McCormick & Schmick's Seafood Restaurants, Inc. *         3,500            79
   Men's Wearhouse, Inc.                                    14,000           521
   Morton's Restaurant Group, Inc. *                         3,000            46
   Movado Group, Inc.                                        5,300           135
   New York & Co., Inc. *                                    6,300            82

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  RETAIL - 6.5% - (CONTINUED)
   Nu Skin Enterprises, Inc., Class A                       17,000          $298
   O'Charleys, Inc. *                                        6,800           129
   P.F. Chang's China Bistro,  Inc. *                        7,800           271
   Pacific Sunwear of California, Inc. *                    21,500           324
   Pantry (The), Inc. *                                      6,700           378
   Papa John's International,  Inc. *                        7,150           258
   Payless Shoesource, Inc. *                               19,500           486
   Pep Boys - Manny, Moe & Jack                             15,900           204
   Petco Animal Supplies, Inc. *                            17,000           487
   Pier 1 Imports, Inc.                                     25,500           189
   Rare Hospitality International, Inc. *                    9,975           305
   Red Robin Gourmet Burgers, Inc. *                         4,900           226
   Regis Corp.                                              13,500           484
   Restoration Hardware,  Inc. *                             8,700            75
   Retail Ventures, Inc. *                                   6,100            94
   Ruby Tuesday, Inc.                                       17,400           491
   Rush Enterprises, Inc.,  Class A *                        6,500           108
   Ruth's Chris Steak House *                                5,200            98
   Ryan's Restaurant Group, Inc. *                          12,500           198
   School Specialty, Inc. *                                  6,850           242
   Select Comfort Corp. *                                   15,950           349
   Shoe Carnival, Inc. *                                     2,500            63
   Smart & Final, Inc. *                                     4,150            71
   Sonic Automotive, Inc.                                    8,800           203
   Sonic Corp. *                                            25,200           570
   Stage Stores, Inc.                                        7,850           230
   Steak n Shake (The) Co. *                                 8,304           140
   Stein Mart, Inc.                                          7,700           117
   Syms Corp. *                                              1,600            33
   Systemax, Inc. *                                            800            13
   Talbots, Inc.                                             6,600           180
   Texas Roadhouse, Inc., Class A *                         15,400           189
   Triarc Cos., Inc., Class B                               18,203           275
   Tuesday Morning Corp.                                     8,800           122
   Tween Brands, Inc. *                                      9,900           372
   Under Armour, Inc., Class A *                             6,100           244
   West Marine, Inc. *                                       4,400            62
   Wet Seal (The), Inc., Class  A *                         20,000           123
   World Fuel Services Corp.                                 8,100           328
   Zale Corp. *                                             14,000           388
   Zumiez, Inc. *                                            4,300           116
  ------------------------------------------------------------------------------
                                                                          24,658
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   59   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  SAVINGS & LOANS - 1.9%
   Abington Community Bancorp, Inc.                          1,500           $22
   Anchor BanCorp Wisconsin, Inc.                            5,800           166
   BankAtlantic Bancorp, Inc., Class A                      14,100           200
   BankFinancial Corp.                                       7,300           128
   BankUnited Financial Corp., Class A                       9,300           242
   Berkshire Hills Bancorp,  Inc.                            2,400            85
   BFC Financial Corp., Class  A *                           5,100            30
   Brookline Bancorp, Inc.                                  18,303           252
   Charter Financial Corp. of Georgia                        1,200            48
   Citizens First Bancorp,  Inc.                             2,400            61
   Clifton Savings Bancorp,  Inc.                            3,400            38
   Commercial Capital Bancorp, Inc.                         14,429           230
   Dime Community Bancshares                                 7,525           111
   Downey Financial Corp.                                    6,200           413
   Fidelity Bankshares, Inc.                                 7,400           289
   First Financial Holdings,  Inc.                           3,600           123
   First Niagara Financial Group, Inc.                      32,619           476
   First Place Financial Corp. of Ohio                       4,800           109
   FirstFed Financial Corp. *                                4,850           275
   Flagstar Bancorp, Inc.                                   12,100           176
   Flushing Financial Corp.                                  5,725           100
   Franklin Bank Corp. of Houston *                          6,900           137
   Harbor Florida Bancshares,  Inc.                          6,212           275
   Investors Bancorp, Inc. *                                15,800           238
   Kearny Financial Corp.                                    6,500            99
   KNBT Bancorp, Inc.                                        8,600           138
   MAF Bancorp, Inc.                                         9,936           410
   NASB Financial, Inc.                                      1,000            40
   NewAlliance Bancshares, Inc.                             32,300           473
   Northwest Bancorp, Inc.                                   5,600           143
   OceanFirst Financial Corp.                                2,600            56
   Partners Trust Financial Group, Inc.                     13,430           144
   PennFed Financial Services, Inc.                          2,900            49
   PFF Bancorp, Inc.                                         7,190           266
   Provident Financial Services, Inc.                       19,829           367
   Provident New York Bancorp                               12,461           170
   Rockville Financial, Inc.                                 2,200            32
   Roma Financial Corp. *                                    3,000            46
   TierOne Corp.                                             5,400           183
   United Community Financial Corp. of Ohio                  8,100           100
   Wauwatosa Holdings, Inc. *                                3,200            56
   Westfield Financial, Inc.                                 1,200            38

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  SAVINGS & LOANS - 1.9% - (CONTINUED)
   Willow Grove Bancorp, Inc.                                4,200           $66
   WSFS Financial Corp.                                      1,700           106
  ------------------------------------------------------------------------------
                                                                           7,206
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 3.2%
   Actel Corp. *                                             7,700           120
   ADE Corp. *                                               3,100            99
   Advanced Analogic Technologies, Inc. *                   11,000            60
   AMIS Holdings, Inc. *                                    12,900           122
   Amkor Technology,  Inc. *                                30,400           157
   Anadigics, Inc. *                                        14,000           100
   Applied Micro Circuits Corp. *                           87,600           253
   Asyst Technologies,  Inc. *                              14,400            97
   ATMI, Inc. *                                             11,100           323
   Axcelis Technologies,  Inc. *                            29,900           211
   Bookham, Inc. *                                          17,300            56
   Brooks Automation,  Inc. *                               22,144           289
   Cabot Microelectronics Corp. *                            7,200           207
   Cirrus Logic, Inc. *                                     25,900           189
   Cohu, Inc.                                                6,700           119
   Conexant Systems, Inc. *                                142,400           285
   Credence Systems  Corp. *                                29,780            85
   Diodes, Inc. *                                            5,825           251
   DSP Group, Inc. *                                         9,000           206
   EMCORE Corp. *                                           12,200            72
   Emulex Corp. *                                           24,700           449
   Entegris, Inc. *                                         40,677           444
   Exar Corp. *                                              9,300           124
   Formfactor, Inc. *                                       13,500           569
   Genesis Microchip,  Inc. *                               10,500           124
   Hittite Microwave  Corp. *                                3,800           169
   Ikanos Communications, Inc. *                             6,100            72
   IXYS Corp. *                                              7,900            66
   Kopin Corp. *                                            20,400            68
   Kulicke & Soffa Industries, Inc. *                       16,800           148
   Lattice Semiconductor Corp. *                            33,800           230
   LTX Corp. *                                              18,300            92
   Mattson Technology,  Inc. *                              15,600           129
   Micrel, Inc. *                                           21,500           206
   Microsemi Corp. *                                        20,900           394
   Microtune, Inc. *                                        15,800            77
   Mindspeed Technologies, Inc. *                           33,000            57
   MIPS Technologies, Inc. *                                13,000            88

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   60   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  SEMICONDUCTORS - 3.2% - (CONTINUED)
   MKS Instruments, Inc. *                                  10,800          $219
   Monolithic Power Systems, Inc. *                          6,400            61
   MoSys, Inc. *                                             6,600            44
   Netlogic Microsystems, Inc. *                             4,700           119
   Omnivision Technologies, Inc. *                          15,800           225
   ON Semiconductor Corp. *                                 45,100           265
   Pericom Semiconductor Corp. *                             7,900            77
   Photronics, Inc. *                                       12,300           174
   PLX Technology, Inc. *                                    7,500            78
   Portalplayer, Inc. *                                      7,400            83
   Rudolph Technologies, Inc. *                              7,232           133
   Semitool, Inc. *                                          6,500            67
   Semtech Corp. *                                          21,400           273
   Silicon Image, Inc. *                                    24,100           307
   Sirf Technology Holdings, Inc. *                         15,200           365
   Skyworks Solutions, Inc. *                               47,500           247
   Standard Microsystems Corp. *                             6,600           188
   Supertex, Inc. *                                          3,600           140
   Tessera Technologies, Inc. *                             13,500           470
   Transmeta Corp. of Delaware *                            58,400            67
   Transwitch Corp. *                                       38,000            54
   Triquint Semiconductor, Inc. *                           41,454           216
   Ultratech, Inc. *                                         7,100            95
   Varian Semiconductor Equipment Associates, Inc. *        16,750           615
   Veeco Instruments, Inc. *                                 9,000           181
   Virage Logic Corp. *                                      4,400            40
   Volterra Semiconductor Corp. *                            5,600            91
   Zoran Corp. *                                            14,565           234
  ------------------------------------------------------------------------------
                                                                          11,935
  ------------------------------------------------------------------------------
  SOFTWARE - 3.7%
   Actuate Corp. *                                          16,700            74
   Advent Software, Inc. *                                   6,000           217
   Allscripts Healthcare Solutions, Inc. *                  13,700           308
   Altiris, Inc. *                                           6,900           146
   American Reprographics Co. *                              7,740           248
   Ansys, Inc. *                                             9,700           429
   Aspen Technology, Inc. *                                 14,500           158
   Avid Technology, Inc. *                                  12,400           452
   Blackbaud, Inc.                                          12,916           284
   Blackboard, Inc. *                                        8,200           217
   Borland Software Corp. *                                 23,000           132
   Bottomline Technologies, Inc. *                           6,100            60

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  SOFTWARE - 3.7% - (CONTINUED)
   Commvault Systems, Inc. *                                   747           $13
   Computer Programs & Systems, Inc.                         2,800            92
   Concur Technologies, Inc. *                               9,500           138
   Convera Corp., Class A *                                  8,300            44
   CSG Systems International, Inc. *                        14,100           373
   Dendrite International, Inc. *                           11,000           108
   Digi International, Inc. *                                7,200            97
   Eclipsys Corp. *                                         13,400           240
   eFunds Corp. *                                           13,600           329
   Emageon, Inc. *                                           6,200            97
   Epicor Software Corp. *                                  16,200           212
   EPIQ Systems, Inc. *                                      4,450            65
   FalconStor Software, Inc. *                              11,000            85
   Filenet Corp. *                                          12,300           428
   Hyperion Solutions Corp. *                               17,500           603
   Infocrossing, Inc. *                                      5,100            68
   Informatica Corp. *                                      25,500           347
   infoUSA, Inc.                                             9,950            83
   Innerworkings, Inc. *                                       194             2
   InPhonic, Inc. *                                          7,000            55
   Inter-Tel, Inc.                                           6,200           134
   INVESTools, Inc. *                                       13,500           143
   JDA Software Group, Inc. *                                8,600           133
   Keane, Inc. *                                            12,800           184
   Lawson Software, Inc. *                                  36,800           267
   Mantech International Corp., Class A *                    5,300           175
   MapInfo Corp. *                                           6,300            81
   MicroStrategy, Inc., Class A *                            2,900           295
   Midway Games, Inc. *                                     10,589            93
   MRO Software, Inc. *                                      6,000           154
   Neoware, Inc. *                                           5,900            80
   Nuance Communications, Inc. *                            37,110           303
   Omnicell, Inc. *                                          8,100           145
   Open Solutions, Inc. *                                    6,000           173
   OPNET Technologies, Inc. *                                3,800            50
   Packeteer, Inc. *                                        10,400            90
   Parametric Technology Corp. *                            32,620           570
   PDF Solutions, Inc. *                                     6,200            68
   Pegasystems, Inc.                                         3,400            30
   Per-Se Technologies, Inc. *                               9,880           225
   Phase Forward, Inc. *                                    10,000           119
   Progress Software Corp. *                                12,100           315

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   61   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  SOFTWARE - 3.7% - (CONTINUED)
   QAD, Inc.                                                 3,900           $31
   Quality Systems, Inc.                                     4,900           190
   Quest Software, Inc. *                                   19,800           283
   Renaissance Learning, Inc.                                2,300            33
   Schawk, Inc.                                              4,600            84
   Smith Micro Software, Inc. *                              6,000            86
   SPSS, Inc. *                                              5,700           142
   Sybase, Inc. *                                           26,400           640
   SYNNEX Corp. *                                            3,600            83
   Take-Two Interactive Software, Inc. *                    21,100           301
   Taleo Corp., Class A *                                    3,900            39
   THQ, Inc. *                                              18,825           549
   Transaction Systems Architects, Inc. *                   11,000           377
   Trident Microsystems, Inc. *                             16,900           393
   Ulticom, Inc. *                                           3,500            36
   Ultimate Software Group, Inc. *                           7,100           167
   VA Software Corp. *                                      18,500            74
   Verint Systems, Inc. *                                    3,900           117
   Wind River Systems, Inc. *                               22,300           239
   Witness Systems, Inc. *                                   9,900           174
  ------------------------------------------------------------------------------
                                                                          14,069
  ------------------------------------------------------------------------------
  STORAGE/WAREHOUSING - 0.1%
   Mobile Mini, Inc. *                                      10,300           293
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 4.4%
   3Com Corp. *                                            114,800           506
   Adaptec, Inc. *                                          34,000           150
   Adtran, Inc.                                             19,200           458
   Aeroflex, Inc. *                                         22,300           229
   Alaska Communications Systems Group, Inc.                12,400           165
   Anaren, Inc. *                                            5,100           107
   Andrew Corp. *                                           47,200           436
   Anixter International, Inc. *                             9,700           548
   Arris Group, Inc. *                                      31,600           362
   Atheros Communications, Inc. *                           15,300           277
   Atlantic Tele-Network, Inc.                               1,400            26
   Avanex Corp. *                                           48,900            85
   Black Box Corp.                                           5,200           202
   Broadwing Corp. *                                        22,570           285
   C-COR, Inc. *                                            14,200           122
   CalAmp Corp. *                                            6,900            42
   Carrier Access Corp. *                                    6,100            43
   Cbeyond Communications, Inc. *                            4,900           135

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  TELECOMMUNICATIONS - 4.4% - (CONTINUED)
   Centennial Communications Corp.                           7,000           $37
   Cincinnati Bell, Inc. *                                  73,000           352
   Commonwealth Telephone Enterprises, Inc.                  6,333           261
   CommScope, Inc. *                                        17,000           559
   Comtech Telecommunications Corp. *                        6,725           225
   Consolidated Communications Holdings, Inc.                6,000           112
   CPI International, Inc. *                                 1,900            25
   CT Communications, Inc.                                   5,700           124
   Ditech Networks, Inc. *                                   9,600            74
   Dobson Communications Corp., Class A *                   43,500           305
   EMS Technologies, Inc. *                                  4,500            85
   Eschelon Telecom, Inc. *                                  2,600            44
   Essex Corp. *                                             5,700            99
   Extreme Networks *                                       35,600           129
   Fairpoint Communications, Inc.                            8,110           141
   FiberTower Corp. *                                       34,800           329
   Finisar Corp. *                                          67,600           245
   Foundry Networks, Inc. *                                 42,700           561
   General Communication, Inc., Class A *                   15,800           196
   Golden Telecom, Inc.                                      6,400           194
   Harmonic, Inc. *                                         22,000           162
   Hypercom Corp. *                                         16,000           108
   ID Systems, Inc. *                                        3,300            78
   IDT Corp., Class B *                                     15,700           226
   Interdigital Communications Corp. *                      15,300           522
   Iowa Telecommunications Services, Inc.                    9,300           184
   iPCS, Inc. *                                              4,900           262
   Ixia *                                                   12,700           113
   Lightbridge, Inc. *                                       8,084            95
   Loral Space & Communications, Inc. *                      3,400            89
   Mastec, Inc. *                                           11,900           132
   MRV Communications, Inc. *                               37,134           102
   Netgear, Inc. *                                           9,700           200
   Newport Corp. *                                          12,000           196
   North Pittsburgh Systems, Inc.                            4,400           111
   Novatel Wireless, Inc. *                                  8,700            84
   NTELOS Holdings Corp. *                                   4,600            59
   Oplink Communications, Inc. *                             4,828            96
   Parkervision, Inc. *                                      5,600            41
   Pegasus Wireless Corp. *                                 14,400             9
   Plantronics, Inc.                                        13,900           244
   Polycom, Inc. *                                          25,600           628

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   62   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  TELECOMMUNICATIONS - 4.4% - (CONTINUED)
   Powerwave Technologies, Inc. *                           33,200          $252
   Premiere Global Services, Inc. *                         21,400           186
   Radyne Corp. *                                            5,400            66
   RCN Corp. *                                               8,600           243
   RF Micro Devices, Inc. *                                 56,100           425
   SafeNet, Inc. *                                           7,727           141
   SAVVIS, Inc. *                                            9,700           276
   Shenandoah Telecom Co.                                    2,343           102
   Sirenza Microdevices, Inc. *                              7,400            58
   Sonus Networks, Inc. *                                   74,700           393
   Stratex Networks, Inc. *                                 28,500           127
   SureWest Communications                                   4,300            84
   Sycamore Networks, Inc. *                                54,600           206
   Symmetricom, Inc. *                                      13,600           110
   Syniverse Holdings, Inc. *                                7,080           106
   Talk America Holdings, Inc. *                             9,000            86
   Tekelec *                                                17,100           222
   Time Warner Telecom, Inc., Class A *                     35,300           671
   USA Mobility, Inc.                                        8,176           187
   UTStarcom, Inc. *                                        35,800           318
   Viasat, Inc. *                                            6,600           166
   Vonage Holdings Corp. *                                   9,200            63
   Wireless Facilities, Inc. *                              17,500            37
   Zhone Technologies, Inc. *                               33,150            35
  ------------------------------------------------------------------------------
                                                                          16,576
  ------------------------------------------------------------------------------
  TEXTILES - 0.1%
   G & K Services, Inc., Class A                             6,350           231
   Unifirst Corp. of Massachusetts                           2,900            91
  ------------------------------------------------------------------------------
                                                                             322
  ------------------------------------------------------------------------------
  TOYS, GAMES & HOBBIES - 0.2%
   Jakks Pacific, Inc. *                                     8,250           147
   Leapfrog Enterprises, Inc. *                             10,200            81
   Marvel Entertainment, Inc. *                             13,800           333
   RC2 Corp. *                                               6,209           208
   Topps (The) Co.                                          10,300            93
  ------------------------------------------------------------------------------
                                                                             862
  ------------------------------------------------------------------------------
  TRANSPORTATION - 1.6%
   ABX Air, Inc. *                                          17,300            97
   American Commercial Lines, Inc. *                         9,000           535
   Arkansas Best Corp.                                       7,400           318
   Atlas Air Worldwide Holdings, Inc. *                      5,899           257
   Bristow Group, Inc. *                                     6,927           238

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.9% - CONTINUED
  TRANSPORTATION - 1.6% - (CONTINUED)
   Celadon Group, Inc. *                                     6,800          $113
   Dynamex, Inc. *                                           3,310            69
   EGL, Inc. *                                               9,290           339
   Florida East Coast Industries, Inc.                      10,300           588
   Forward Air Corp.                                         9,350           309
   Genesee & Wyoming, Inc., Class A *                       10,625           247
   Gulfmark Offshore, Inc. *                                 4,700           150
   Heartland Express, Inc.                                  17,870           280
   Horizon Lines, Inc., Class A                              4,200            70
   HUB Group, Inc., Class A *                               11,800           269
   Knight Transportation, Inc.                              16,939           287
   Maritrans, Inc.                                           3,600           132
   Marten Transport Ltd. *                                   4,550            78
   Old Dominion Freight Line, Inc. *                         8,325           250
   P.A.M. Transportation Services, Inc. *                    1,569            39
   Pacer International, Inc.                                11,100           308
   Patriot Transportation Holding, Inc. *                      400            30
   PHI, Inc. *                                               4,100           125
   Quality Distribution, Inc. *                              2,400            35
   RailAmerica, Inc. *                                      11,600           127
   Saia, Inc. *                                              4,300           140
   Sirva, Inc. *                                            15,100            40
   U.S. Xpress Enterprises, Inc., Class A *                  2,700            63
   Universal Truckload Services, Inc. *                      1,700            44
   USA Truck, Inc. *                                         2,600            50
   Werner Enterprises, Inc.                                 15,200           284
  ------------------------------------------------------------------------------
                                                                           5,911
  ------------------------------------------------------------------------------
  TRUCKING & LEASING - 0.1%
   AMERCO, Inc. *                                            3,000           223
   Greenbrier Cos., Inc.                                     4,000           116
   Interpool, Inc.                                           3,400            76
   TAL International Group, Inc.                             4,800           102
  ------------------------------------------------------------------------------
                                                                             517
  ------------------------------------------------------------------------------
  WATER - 0.2%
   American States Water Co.                                 5,000           191
   California Water Service Group                            5,100           188
   Pico Holdings, Inc. *                                     2,700            88
   SJW Corp.                                                 4,500           135
   Southwest Water Co.                                       6,697            82
  ------------------------------------------------------------------------------
                                                                             684
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $307,434)                                                        374,313

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   63   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
SMALL CAP INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  OTHER - 0.0%
   Escrow MascoTech, Inc.                                    3,700            $-
   Escrow Position PetroCorp.                                1,900             -
  ------------------------------------------------------------------------------
  TOTAL OTHER
  ------------------------------------------------------------------------------
  (COST $-)                                                                    -

  RIGHTS - 0.0%
   CSF Holdings, Inc.                                        4,212             -
  ------------------------------------------------------------------------------
  TOTAL RIGHTS
  ------------------------------------------------------------------------------
  (COST $-)                                                                    -

  WARRANTS - 0.0%
   Imperial Credit Industries, Exp. 1/31/08,
     Strike $2.15                                               33             -
   Optical Cable Corp., Exp. 10/24/07, Strike $4.88            147             -
   Optical Cable Corp., Exp. 10/24/07, Strike $4.88         52,400             -
   Redback Networks, Exp. 1/2/11, Strike $5.00                 782             8
   Redback Networks, Exp. 1/2/11, Strike $5.00                 823             7
  ------------------------------------------------------------------------------
  TOTAL WARRANTS
  ------------------------------------------------------------------------------
  (COST $-)                                                                   15

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 1.2%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                         $3,756         3,756
   U.S. Treasury Bill, (1)
     4.92%, 2/22/07                                            545           534
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $4,290)                                                            4,290
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.1%
  ------------------------------------------------------------------------------
  (COST $311,724)                                                        378,618
   Liabilities less Other Assets - (0.1)%                                   (324)
  ------------------------------------------------------------------------------
   NET ASSETS - 100.0%                                                  $378,294

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At September 30, 2006, the Small Cap Index Fund had open futures contracts as follows:

                                    NOTIONAL                         UNREALIZED
                        NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
          TYPE          CONTRACTS    (000S)    POSITION     EXP.       (000S)
  Russell 2000 E-Mini       58       $4,246      Long       12/06        $81

At September 30, 2006, the industry sectors for the Small Cap Index Fund were:

                                                                  % OF LONG-TERM
  INDUSTRY SECTOR                                                   INVESTMENTS
  Consumer Discretionary                                               15.6%
  Consumer Staples                                                      3.0
  Energy                                                                5.3
  Financials                                                           22.9
  Health Care                                                          12.1
  Industrials                                                          13.7
  Information Technology                                               18.7
  Materials                                                             4.3
  Telecommunication Services                                            1.5
  Utilities                                                             2.9
  ------------------------------------------------------------------------------
  Total                                                               100.0%

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   64   NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
STOCK INDEX FUND

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3%
  ADVERTISING - 0.2%
   Interpublic Group of Cos. (The), Inc. *                  17,935          $177
   Omnicom Group, Inc.                                       7,100           665
  ------------------------------------------------------------------------------
                                                                             842
  ------------------------------------------------------------------------------
  AEROSPACE/DEFENSE - 2.1%
   Boeing (The) Co.                                         34,768         2,742
   General Dynamics Corp.                                   17,400         1,247
   Goodrich Corp.                                            4,800           195
   L-3 Communications Holdings, Inc.                         5,000           392
   Lockheed Martin Corp.                                    15,946         1,372
   Northrop Grumman Corp.                                   14,898         1,014
   Raytheon Co.                                             18,900           907
   Rockwell Collins, Inc.                                    6,900           378
   United Technologies Corp.                                44,300         2,806
  ------------------------------------------------------------------------------
                                                                          11,053
  ------------------------------------------------------------------------------
  AGRICULTURE - 1.7%
   Altria Group, Inc.                                       90,800         6,951
   Archer-Daniels-Midland Co.                               28,592         1,083
   Reynolds American, Inc.                                   7,600           471
   UST, Inc.                                                 6,800           373
  ------------------------------------------------------------------------------
                                                                           8,878
  ------------------------------------------------------------------------------
  AIRLINES - 0.1%
   Southwest Airlines Co.                                   35,330           589
  ------------------------------------------------------------------------------
  APPAREL - 0.4%
   Coach, Inc. *                                            16,500           568
   Jones Apparel Group, Inc.                                 4,200           136
   Liz Claiborne, Inc.                                       3,800           150
   NIKE, Inc., Class B                                       8,700           763
   VF Corp.                                                  3,828           279
  ------------------------------------------------------------------------------
                                                                           1,896
  ------------------------------------------------------------------------------
  AUTO MANUFACTURERS - 0.4%
   Ford Motor Co.                                           80,075           648
   General Motors Corp.                                     24,200           805
   Navistar International Corp. *                            2,980            77
   PACCAR, Inc.                                             11,452           653
  ------------------------------------------------------------------------------
                                                                           2,183
  ------------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 0.1%
   Goodyear Tire & Rubber (The) Co. *                        9,058           131
   Johnson Controls, Inc.                                    8,600           617
  ------------------------------------------------------------------------------
                                                                             748
  ------------------------------------------------------------------------------
  BANKS - 6.8%
   AmSouth Bancorp                                          13,550           394

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  BANKS - 6.8% - (CONTINUED)
   Bank of America Corp.                                   195,640       $10,481
   Bank of New York Co. (The), Inc.                         34,300         1,209
   BB&T Corp.                                               22,500           985
   Comerica, Inc.                                            7,350           418
   Commerce Bancorp, Inc. of New Jersey                      7,800           286
   Compass Bancshares, Inc.                                  4,900           279
   Fifth Third Bancorp                                      25,130           957
   First Horizon National Corp.                              6,300           240
   Huntington Bancshares, Inc.                              11,572           277
   KeyCorp                                                  16,500           618
   M&T Bank Corp.                                            3,500           420
   Marshall & Ilsley Corp.                                  10,300           496
   Mellon Financial Corp.                                   17,700           692
   National City Corp.                                      27,300           999
   North Fork Bancorporation, Inc.                          20,550           589
   Northern Trust Corp.                                      7,400           432
   PNC Financial Services Group, Inc.                       13,500           978
   Regions Financial Corp.                                  19,400           714
   State Street Corp.                                       13,900           867
   SunTrust Banks, Inc.                                     16,400         1,267
   Synovus Financial Corp.                                  12,850           377
   U.S. Bancorp                                             78,777         2,617
   Wachovia Corp.                                           71,106         3,968
   Wells Fargo & Co.                                       145,114         5,250
   Zions Bancorporation                                      5,200           415
  ------------------------------------------------------------------------------
                                                                          36,225
  ------------------------------------------------------------------------------
  BEVERAGES - 2.1%
   Anheuser-Busch Cos., Inc.                                33,388         1,586
   Brown-Forman Corp., Class B                               3,400           261
   Coca-Cola (The) Co.                                      88,600         3,959
   Coca-Cola Enterprises, Inc.                              12,800           267
   Constellation Brands, Inc., Class A *                     8,400           242
   Molson Coors Brewing Co., Class B                         2,400           165
   Pepsi Bottling Group, Inc.                                6,400           227
   PepsiCo, Inc.                                            70,980         4,632
  ------------------------------------------------------------------------------
                                                                          11,339
  ------------------------------------------------------------------------------
  BIOTECHNOLOGY - 1.0%
   Amgen, Inc. *                                            50,436         3,608
   Biogen Idec, Inc. *                                      15,355           686
   Genzyme Corp. *                                          11,700           789
   Medimmune, Inc. *                                        11,100           324

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   65   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  BIOTECHNOLOGY - 1.0% - (CONTINUED)
   Millipore Corp. *                                         2,000          $123
  ------------------------------------------------------------------------------
                                                                           5,530
  ------------------------------------------------------------------------------
  BUILDING MATERIALS - 0.2%
   American Standard Companies, Inc.                         8,000           336
   Masco Corp.                                              17,600           482
  ------------------------------------------------------------------------------
                                                                             818
  ------------------------------------------------------------------------------
  CHEMICALS - 1.5%
   Air Products & Chemicals, Inc.                            9,000           597
   Ashland, Inc.                                             3,100           198
   Dow Chemical (The) Co.                                   42,271         1,648
   du Pont (E.I.) de Nemours & Co.                          40,877         1,751
   Eastman Chemical Co.                                      3,375           182
   Ecolab, Inc.                                              8,500           364
   Hercules, Inc. *                                          3,900            62
   International Flavors & Fragrances, Inc.                  3,300           130
   Monsanto Co.                                             23,482         1,104
   PPG Industries, Inc.                                      6,700           449
   Praxair, Inc.                                            13,400           793
   Rohm & Haas Co.                                           6,443           305
   Sherwin-Williams (The) Co.                                5,400           301
   Sigma-Aldrich Corp.                                       2,400           182
  ------------------------------------------------------------------------------
                                                                           8,066
  ------------------------------------------------------------------------------
  COAL - 0.1%
   Consol Energy, Inc.                                       8,400           267
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 0.7%
   Apollo Group, Inc., Class A *                             6,300           310
   Convergys Corp. *                                         5,100           105
   Donnelley (R.R.) & Sons Co.                               9,000           297
   Equifax, Inc.                                             4,700           173
   H&R Block, Inc.                                          12,700           276
   McKesson Corp.                                           13,341           703
   Monster Worldwide, Inc. *                                 5,500           199
   Moody's Corp.                                            10,604           693
   Paychex, Inc.                                            15,100           557
   Robert Half International, Inc.                           6,900           234
  ------------------------------------------------------------------------------
                                                                           3,547
  ------------------------------------------------------------------------------
  COMPUTERS - 3.7%
   Affiliated Computer Services, Inc., Class A *             5,700           296
   Apple Computer, Inc. *                                   36,700         2,827
   Computer Sciences Corp. *                                 8,100           398
   Dell, Inc. *                                             99,300         2,268
   Electronic Data Systems Corp.                            21,500           527

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  COMPUTERS - 3.7% - (CONTINUED)
   EMC Corp. of Massachusetts *                             99,512        $1,192
   Hewlett-Packard Co.                                     118,542         4,349
   IBM Corp.                                                65,840         5,395
   Lexmark International, Inc., Class A *                    4,500           260
   NCR Corp. *                                               7,100           280
   Network Appliance, Inc. *                                16,500           611
   SanDisk Corp. *                                           8,300           444
   Sun Microsystems, Inc. *                                152,400           757
   Unisys Corp. *                                           12,000            68
  ------------------------------------------------------------------------------
                                                                          19,672
  ------------------------------------------------------------------------------
  COSMETICS/PERSONAL CARE - 2.1%
   Alberto-Culver Co.                                        4,100           207
   Avon Products, Inc.                                      18,644           572
   Colgate-Palmolive Co.                                    22,500         1,397
   Estee Lauder Cos. (The), Inc., Class A                    4,900           198
   Procter & Gamble Co.                                    137,707         8,535
  ------------------------------------------------------------------------------
                                                                          10,909
  ------------------------------------------------------------------------------
  DISTRIBUTION/WHOLESALE - 0.1%
   Genuine Parts Co.                                         6,650           287
   Grainger (W.W.), Inc.                                     3,100           208
  ------------------------------------------------------------------------------
                                                                             495
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 8.5%
   American Express Co.                                     53,300         2,989
   Ameriprise Financial, Inc.                               10,060           472
   Bear Stearns Cos. (The), Inc.                             5,031           705
   Capital One Financial Corp.                              13,000         1,023
   Charles Schwab (The) Corp.                               46,325           829
   Chicago Mercantile Exchange Holdings, Inc.                1,500           717
   CIT Group, Inc.                                           9,300           452
   Citigroup, Inc.                                         213,761        10,618
   Countrywide Financial Corp.                              26,600           932
   E*TRADE Financial Corp. *                                17,900           428
   Fannie Mae                                               41,900         2,343
   Federated Investors, Inc., Class B                        3,814           129
   Franklin Resources, Inc.                                  7,500           793
   Freddie Mac                                              30,400         2,016
   Goldman Sachs Group, Inc.                                18,564         3,140
   Janus Capital Group, Inc.                                 8,400           166
   JPMorgan Chase & Co.                                    149,825         7,036
   Legg Mason, Inc.                                          5,610           566
   Lehman Brothers Holdings, Inc.                           23,000         1,699
   Merrill Lynch & Co., Inc.                                38,984         3,049

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   66   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  DIVERSIFIED FINANCIAL SERVICES - 8.5% - (CONTINUED)
   Morgan Stanley                                           46,918        $3,421
   Price (T. Rowe) Group, Inc.                              11,700           560
   SLM Corp.                                                18,300           951
  ------------------------------------------------------------------------------
                                                                          45,034
  ------------------------------------------------------------------------------
  ELECTRIC - 3.1%
   AES (The), Corp. *                                       28,000           571
   Allegheny Energy, Inc. *                                  6,600           265
   Ameren Corp.                                              9,100           480
   American Electric Power Co., Inc.                        17,140           623
   Centerpoint Energy, Inc.                                 15,122           217
   CMS Energy Corp. *                                       11,100           160
   Consolidated Edison, Inc.                                10,300           476
   Constellation Energy Group, Inc.                          8,400           497
   Dominion Resources, Inc. of Virginia                     15,793         1,208
   DTE Energy Co.                                            6,900           286
   Duke Energy Corp.                                        55,255         1,669
   Dynegy, Inc., Class A *                                  13,300            74
   Edison International                                     14,100           587
   Entergy Corp.                                             9,100           712
   Exelon Corp.                                             29,624         1,793
   FirstEnergy Corp.                                        14,215           794
   FPL Group, Inc.                                          18,700           842
   PG&E Corp.                                               16,100           671
   Pinnacle West Capital Corp.                               3,500           158
   PPL Corp.                                                15,600           513
   Progress Energy, Inc.                                    10,100           458
   Public Service Enterprise Group, Inc.                    11,450           701
   Southern (The) Co.                                       33,400         1,151
   TECO Energy, Inc.                                         7,600           119
   TXU Corp.                                                19,668         1,230
   Xcel Energy, Inc.                                        16,085           332
  ------------------------------------------------------------------------------
                                                                          16,587
  ------------------------------------------------------------------------------
  ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
   American Power Conversion Corp.                           8,500           187
   Emerson Electric Co.                                     17,700         1,484
   Molex, Inc.                                               6,575           256
  ------------------------------------------------------------------------------
                                                                           1,927
  ------------------------------------------------------------------------------
  ELECTRONICS - 0.5%
   Agilent Technologies, Inc. *                             18,356           600
   Applera Corp. - Applied Biosystems Group                  7,300           242
   Fisher Scientific International, Inc. *                   5,800           454
   Jabil Circuit, Inc.                                       7,600           217

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  ELECTRONICS - 0.5% - (CONTINUED)
   PerkinElmer, Inc.                                         4,500           $85
   Sanmina-SCI Corp. *                                      26,800           100
   Solectron Corp. *                                        33,500           109
   Symbol Technologies, Inc.                                10,934           162
   Tektronix, Inc.                                           3,100            90
   Thermo Electron Corp. *                                   7,500           295
   Waters Corp. *                                            4,100           186
  ------------------------------------------------------------------------------
                                                                           2,540
  ------------------------------------------------------------------------------
  ENGINEERING & CONSTRUCTION - 0.1%
   Fluor Corp.                                               4,100           315
  ------------------------------------------------------------------------------
  ENTERTAINMENT - 0.1%
   International Game Technology                            14,300           593
  ------------------------------------------------------------------------------
  ENVIRONMENTAL CONTROL - 0.2%
   Allied Waste Industries, Inc. *                          11,100           125
   Waste Management, Inc.                                   23,673           868
  ------------------------------------------------------------------------------
                                                                             993
  ------------------------------------------------------------------------------
  FOOD - 1.5%
   Campbell Soup Co.                                        10,800           394
   ConAgra Foods, Inc.                                      23,200           568
   Dean Foods Co. *                                          5,700           240
   General Mills, Inc.                                      15,400           872
   Heinz (H.J.) Co.                                         15,300           642
   Hershey Foods Corp.                                       7,200           385
   Kellogg Co.                                              10,600           525
   Kroger Co.                                               32,400           750
   McCormick & Co., Inc.                                     4,800           182
   Safeway, Inc.                                            18,700           568
   Sara Lee Corp.                                           31,300           503
   SUPERVALU, Inc.                                           9,792           290
   Sysco Corp.                                              27,600           923
   Tyson Foods, Inc., Class A                                9,600           152
   Whole Foods Market, Inc.                                  6,300           374
   Wrigley (Wm.) Jr. Co.                                     8,925           411
  ------------------------------------------------------------------------------
                                                                           7,779
  ------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 0.4%
   International Paper Co.                                  20,493           710
   Louisiana-Pacific Corp.                                   6,216           117
   MeadWestvaco Corp.                                        6,843           181
   Plum Creek Timber Co., Inc.                               6,500           221
   Temple-Inland, Inc.                                       4,200           168
   Weyerhaeuser Co.                                         11,100           683
  ------------------------------------------------------------------------------
                                                                           2,080
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   67   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  GAS - 0.2%
   KeySpan Corp.                                             8,300          $341
   Nicor, Inc.                                               1,500            64
   NiSource, Inc.                                           10,400           226
   Peoples Energy Corp.                                      1,003            41
   Sempra Energy                                            12,071           607
  ------------------------------------------------------------------------------
                                                                           1,279
  ------------------------------------------------------------------------------
  HAND/MACHINE TOOLS - 0.1%
   Black & Decker Corp.                                      3,500           278
   Snap-On, Inc.                                             2,050            91
   Stanley Works (The)                                       3,900           195
  ------------------------------------------------------------------------------
                                                                             564
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 3.1%
   Bard (C.R.), Inc.                                         4,200           315
   Bausch & Lomb, Inc.                                       2,700           135
   Baxter International, Inc.                               27,800         1,264
   Becton, Dickinson & Co.                                  10,400           735
   Biomet, Inc.                                             11,350           365
   Boston Scientific Corp. *                                51,600           763
   Johnson & Johnson                                       126,400         8,208
   Medtronic, Inc.                                          49,800         2,313
   Patterson Cos., Inc. *                                    6,900           232
   St. Jude Medical, Inc. *                                 14,900           526
   Stryker Corp.                                            12,800           635
   Zimmer Holdings, Inc. *                                  10,540           712
  ------------------------------------------------------------------------------
                                                                          16,203
  ------------------------------------------------------------------------------
  HEALTHCARE - SERVICES - 1.7%
   Aetna, Inc.                                              23,592           933
   Coventry Health Care, Inc. *                              6,555           338
   HCA, Inc.                                                18,338           915
   Health Management Associates, Inc., Class A               9,300           194
   Humana, Inc. *                                            7,100           469
   Laboratory Corp. of America Holdings *                    5,700           374
   Manor Care, Inc.                                          3,650           191
   Quest Diagnostics, Inc.                                   7,000           428
   Tenet Healthcare Corp. *                                 20,300           165
   UnitedHealth Group, Inc.                                 58,000         2,854
   WellPoint, Inc. *                                        26,883         2,071
  ------------------------------------------------------------------------------
                                                                           8,932
  ------------------------------------------------------------------------------
  HOME BUILDERS - 0.2%
   Centex Corp.                                              5,500           289
   D.R. Horton, Inc.                                        11,600           278
   KB Home                                                   3,872           170

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  HOME BUILDERS - 0.2% - (CONTINUED)
   Lennar Corp., Class A                                     5,700          $258
   Pulte Homes, Inc.                                         8,800           280
  ------------------------------------------------------------------------------
                                                                           1,275
  ------------------------------------------------------------------------------
  HOME FURNISHINGS - 0.1%
   Harman International Industries, Inc.                     2,700           225
   Whirlpool Corp.                                           3,706           312
  ------------------------------------------------------------------------------
                                                                             537
  ------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS/WARES - 0.5%
   Avery Dennison Corp.                                      3,800           229
   Clorox Co.                                                6,500           410
   Fortune Brands, Inc.                                      6,100           458
   Kimberly-Clark Corp.                                     20,536         1,342
  ------------------------------------------------------------------------------
                                                                           2,439
  ------------------------------------------------------------------------------
  HOUSEWARES - 0.1%
   Newell Rubbermaid, Inc.                                  11,108           315
  ------------------------------------------------------------------------------
  INSURANCE - 4.9%
   ACE Ltd.                                                 13,800           755
   Aflac, Inc.                                              21,500           984
   Allstate (The) Corp.                                     28,114         1,764
   AMBAC Financial Group, Inc.                               4,800           397
   American International Group, Inc.                      112,189         7,434
   AON Corp.                                                12,975           439
   Chubb Corp.                                              17,100           889
   CIGNA Corp.                                               4,800           558
   Cincinnati Financial Corp.                                7,189           346
   Genworth Financial, Inc., Class A                        18,800           658
   Hartford Financial Services Group, Inc.                  13,300         1,154
   Lincoln National Corp.                                   12,632           784
   Loews Corp.                                              20,400           773
   Marsh & McLennan Cos., Inc.                              22,900           645
   MBIA, Inc.                                                5,850           359
   Metlife, Inc.                                            33,500         1,899
   MGIC Investment Corp.                                     3,400           204
   Principal Financial Group, Inc.                          11,100           602
   Progressive (The) Corp.                                  32,452           796
   Prudential Financial, Inc.                               21,600         1,647
   SAFECO Corp.                                              5,700           336
   St. Paul Travelers Cos. (The), Inc.                      30,313         1,421
   Torchmark Corp.                                           3,800           240
   UnumProvident Corp.                                      13,661           265
   XL Capital Ltd., Class A                                  7,859           540
  ------------------------------------------------------------------------------
                                                                          25,889
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   68   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  INTERNET - 1.5%
   Amazon.com, Inc. *                                       13,639          $438
   eBay, Inc. *                                             50,524         1,433
   Google, Inc., Class A *                                   9,156         3,680
   Symantec Corp. *                                         43,124           918
   VeriSign, Inc. *                                         11,700           236
   Yahoo!, Inc. *                                           54,000         1,365
  ------------------------------------------------------------------------------
                                                                           8,070
  ------------------------------------------------------------------------------
  IRON/STEEL - 0.2%
   Allegheny Technologies, Inc.                              4,532           282
   Nucor Corp.                                              13,000           643
   United States Steel Corp.                                 5,600           323
  ------------------------------------------------------------------------------
                                                                           1,248
  ------------------------------------------------------------------------------
  LEISURE TIME - 0.3%
   Brunswick Corp.                                           4,000           125
   Carnival Corp.                                           19,296           908
   Harley-Davidson, Inc.                                    11,400           715
   Sabre Holdings Corp., Class A                             4,681           109
  ------------------------------------------------------------------------------
                                                                           1,857
  ------------------------------------------------------------------------------
  LODGING - 0.4%
   Harrah's Entertainment, Inc.                              7,750           515
   Hilton Hotels Corp.                                      17,100           476
   Marriott International, Inc., Class A                    14,300           553
   Starwood Hotels & Resorts Worldwide, Inc.                 9,900           566
   Wyndham Worldwide Corp. *                                 8,661           242
  ------------------------------------------------------------------------------
                                                                           2,352
  ------------------------------------------------------------------------------
  MACHINERY - CONSTRUCTION & MINING - 0.4%
   Caterpillar, Inc.                                        28,400         1,869
  ------------------------------------------------------------------------------
  MACHINERY - DIVERSIFIED - 0.3%
   Cummins, Inc.                                             2,100           250
   Deere & Co.                                              10,000           839
   Rockwell Automation, Inc.                                 7,600           442
  ------------------------------------------------------------------------------
                                                                           1,531
  ------------------------------------------------------------------------------
  MEDIA - 3.1%
   CBS Corp., Class B                                       33,474           943
   Clear Channel Communications, Inc.                       20,800           600
   Comcast Corp., Class A *                                 91,754         3,381
   Disney (Walt) Co.                                        91,403         2,825
   Dow Jones & Co., Inc.                                     3,200           107
   Gannett Co., Inc.                                        10,000           568
   McGraw-Hill Cos. (The), Inc.                             15,900           923
   Meredith Corp.                                            1,800            89

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  MEDIA - 3.1% - (CONTINUED)
   New York Times Co., Class A                               5,000          $115
   News Corp., Class A                                     100,100         1,967
   Scripps (E.W.) Co., Class A                               3,500           168
   Time Warner, Inc.                                       174,600         3,183
   Tribune Co.                                               9,200           301
   Univision Communications, Inc., Class A *                10,200           350
   Viacom, Inc., Class B *                                  30,974         1,152
  ------------------------------------------------------------------------------
                                                                          16,672
  ------------------------------------------------------------------------------
  MINING - 0.6%
   Alcoa, Inc.                                              38,212         1,071
   Freeport-McMoRan Copper & Gold, Inc., Class B             8,800           469
   Newmont Mining Corp.                                     19,977           854
   Phelps Dodge Corp.                                        8,660           734
   Vulcan Materials Co.                                      3,900           305
  ------------------------------------------------------------------------------
                                                                           3,433
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 5.1%
   3M Co.                                                   32,400         2,411
   Cooper Industries Ltd., Class A                           3,600           307
   Danaher Corp.                                            10,500           721
   Dover Corp.                                               8,200           389
   Eastman Kodak Co.                                        13,600           305
   Eaton Corp.                                               6,500           447
   General Electric Co.                                    446,845        15,774
   Honeywell International, Inc.                            36,212         1,481
   Illinois Tool Works, Inc.                                18,800           844
   Ingersoll-Rand Co. Ltd., Class A                         13,400           509
   ITT Corp.                                                 8,400           431
   Leggett & Platt, Inc.                                     7,700           193
   Pall Corp.                                                4,366           134
   Parker Hannifin Corp.                                     5,325           414
   Textron, Inc.                                             5,100           446
   Tyco International Ltd.                                  86,590         2,424
  ------------------------------------------------------------------------------
                                                                          27,230
  ------------------------------------------------------------------------------
  OFFICE/BUSINESS EQUIPMENT - 0.2%
   Pitney Bowes, Inc.                                        8,800           390
   Xerox Corp. *                                            43,696           680
  ------------------------------------------------------------------------------
                                                                           1,070
  ------------------------------------------------------------------------------
  OIL & GAS - 7.5%
   Anadarko Petroleum Corp.                                 19,312           846
   Apache Corp.                                             14,006           885
   Chesapeake Energy Corp.                                  16,300           472
   Chevron Corp.                                            95,432         6,190

See Notes to the Financial Statements


                      NORTHERN FUNDS SEMIANNUAL REPORT   69   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  OIL & GAS - 7.5% - (CONTINUED)
   ConocoPhillips                                           71,046        $4,229
   Devon Energy Corp.                                       19,600         1,238
   EOG Resources, Inc.                                      10,200           664
   Exxon Mobil Corp.                                       258,214        17,326
   Hess Corp.                                                9,900           410
   Marathon Oil Corp.                                       15,909         1,223
   Murphy Oil Corp.                                          7,700           366
   Nabors Industries Ltd. *                                 13,400           399
   Noble Corp.                                               6,400           411
   Occidental Petroleum Corp.                               38,156         1,836
   Rowan Cos., Inc.                                          5,600           177
   Sunoco, Inc.                                              5,600           348
   Transocean, Inc. *                                       13,410           982
   Valero Energy Corp.                                      26,300         1,354
   XTO Energy, Inc.                                         16,500           695
  ------------------------------------------------------------------------------
                                                                          40,051
  ------------------------------------------------------------------------------
  OIL & GAS SERVICES - 1.4%
   Baker Hughes, Inc.                                       14,740         1,005
   BJ Services Co.                                          13,600           410
   Halliburton Co.                                          43,900         1,249
   National-Oilwell Varco, Inc. *                            7,800           457
   Schlumberger Ltd.                                        50,900         3,157
   Smith International, Inc.                                 8,700           337
   Weatherford International Ltd. *                         14,494           605
  ------------------------------------------------------------------------------
                                                                           7,220
  ------------------------------------------------------------------------------
  PACKAGING & CONTAINERS - 0.1%
   Ball Corp.                                                3,900           157
   Bemis Co.                                                 3,800           125
   Pactiv Corp. *                                            5,200           148
   Sealed Air Corp.                                          3,253           176
  ------------------------------------------------------------------------------
                                                                             606
  ------------------------------------------------------------------------------
  PHARMACEUTICALS - 6.2%
   Abbott Laboratories                                      66,400         3,224
   Allergan, Inc.                                            6,334           713
   AmerisourceBergen Corp.                                   8,318           376
   Barr Pharmaceuticals, Inc. *                              4,600           239
   Bristol-Myers Squibb Co.                                 84,960         2,117
   Cardinal Health, Inc.                                    17,624         1,159
   Caremark Rx, Inc.                                        18,500         1,048
   Express Scripts, Inc. *                                   6,200           468
   Forest Laboratories, Inc. *                              13,600           688
   Gilead Sciences, Inc. *                                  20,044         1,377

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  PHARMACEUTICALS - 6.2% - (CONTINUED)
   Hospira, Inc. *                                           6,480          $248
   King Pharmaceuticals, Inc. *                              9,700           165
   Lilly (Eli) & Co.                                        43,196         2,462
   Medco Health Solutions, Inc. *                           12,368           744
   Merck & Co., Inc.                                        94,100         3,943
   Mylan Laboratories, Inc.                                  9,900           199
   Pfizer, Inc.                                            316,692         8,981
   Schering-Plough Corp.                                    64,000         1,414
   Watson Pharmaceuticals, Inc. *                            4,500           118
   Wyeth                                                    58,800         2,990
  ------------------------------------------------------------------------------
                                                                          32,673
  ------------------------------------------------------------------------------
  PIPELINES - 0.3%
   El Paso Corp.                                            30,447           415
   Kinder Morgan, Inc.                                       5,000           524
   Williams Cos. (The), Inc.                                25,000           597
  ------------------------------------------------------------------------------
                                                                           1,536
  ------------------------------------------------------------------------------
  REAL ESTATE - 0.0%
   Realogy Corp. *                                          10,827           246
  ------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS - 1.0%
   Apartment Investment & Management Co., Class A            4,900           267
   Archstone-Smith Trust                                     8,700           474
   Boston Properties, Inc.                                   4,800           496
   Equity Office Properties Trust                           16,300           648
   Equity Residential                                       11,900           602
   Kimco Realty Corp.                                        8,500           364
   ProLogis                                                 10,935           624
   Public Storage, Inc.                                      4,446           382
   Simon Property Group, Inc.                               10,000           906
   Vornado Realty Trust                                      5,600           611
  ------------------------------------------------------------------------------
                                                                           5,374
  ------------------------------------------------------------------------------
  RETAIL - 5.7%
   Autonation, Inc. *                                        7,985           167
   Autozone, Inc. *                                          2,300           238
   Bed Bath & Beyond, Inc. *                                13,000           497
   Best Buy Co., Inc.                                       17,325           928
   Big Lots, Inc. *                                          4,200            83
   Circuit City Stores, Inc.                                 6,800           171
   Costco Wholesale Corp.                                   20,816         1,034
   CVS Corp.                                                35,000         1,124
   Darden Restaurants, Inc.                                  6,350           270
   Dillard's, Inc., Class A                                  3,100           101
   Dollar General Corp.                                     12,805           175

See Notes to the Financial Statements


EQUITY INDEX FUNDS   70   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  RETAIL - 5.7% - (CONTINUED)
   Family Dollar Stores, Inc.                                6,900          $202
   Federated Department Stores, Inc.                        23,082           997
   Gap (The), Inc.                                          23,987           455
   Home Depot (The), Inc.                                   88,955         3,226
   Kohl's Corp. *                                           13,900           902
   Limited Brands                                           14,100           374
   Lowe's Cos., Inc.                                        65,400         1,835
   McDonald's Corp.                                         53,800         2,105
   Nordstrom, Inc.                                          10,000           423
   Office Depot, Inc. *                                     12,300           488
   OfficeMax, Inc.                                           3,533           144
   Penney (J.C.) Co., Inc.                                   9,400           643
   RadioShack Corp.                                          6,400           124
   Sears Holdings Corp. *                                    3,773           596
   Staples, Inc.                                            34,375           836
   Starbucks Corp. *                                        33,700         1,147
   Target Corp.                                             37,800         2,088
   Tiffany & Co.                                             5,500           183
   TJX Cos., Inc.                                           19,600           549
   Wal-Mart Stores, Inc.                                   106,100         5,233
   Walgreen Co.                                             43,700         1,940
   Wendy's International, Inc.                               4,700           315
   Yum! Brands, Inc.                                        11,100           578
  ------------------------------------------------------------------------------
                                                                          30,171
  ------------------------------------------------------------------------------
  SAVINGS & LOANS - 0.6%
   Golden West Financial Corp.                              11,400           881
   Sovereign Bancorp, Inc.                                  13,978           301
   Washington Mutual, Inc.                                  41,676         1,811
  ------------------------------------------------------------------------------
                                                                           2,993
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 2.7%
   Advanced Micro Devices, Inc. *                           20,700           514
   Altera Corp. *                                           16,700           307
   Analog Devices, Inc.                                     14,700           432
   Applied Materials, Inc.                                  60,200         1,067
   Broadcom Corp., Class A *                                19,900           604
   Freescale Semiconductor, Inc., Class B *                 17,027           647
   Intel Corp.                                             249,000         5,122
   Kla-Tencor Corp.                                          8,600           382
   Linear Technology Corp.                                  14,100           439
   LSI Logic Corp. *                                        16,700           137
   Maxim Integrated Products, Inc.                          14,900           418
   Micron Technology, Inc. *                                30,800           536

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  SEMICONDUCTORS - 2.7% - (CONTINUED)
   National Semiconductor Corp.                             12,900          $304
   Novellus Systems, Inc. *                                  6,100           169
   NVIDIA Corp. *                                           15,200           450
   PMC - Sierra, Inc. *                                     11,300            67
   QLogic Corp. *                                            7,800           147
   Teradyne, Inc. *                                          8,500           112
   Texas Instruments, Inc.                                  66,700         2,218
   Xilinx, Inc.                                             16,200           356
  ------------------------------------------------------------------------------
                                                                          14,428
  ------------------------------------------------------------------------------
  SOFTWARE - 3.8%
   Adobe Systems, Inc. *                                    25,200           944
   Autodesk, Inc. *                                         10,600           369
   Automatic Data Processing, Inc.                          24,900         1,179
   BMC Software, Inc. *                                      8,300           226
   CA, Inc.                                                 18,993           450
   Citrix Systems, Inc. *                                    8,300           300
   Compuware Corp. *                                        17,400           136
   Electronic Arts, Inc. *                                  13,300           740
   First Data Corp.                                         32,623         1,370
   Fiserv, Inc. *                                            8,200           386
   IMS Health, Inc.                                          8,504           227
   Intuit, Inc. *                                           15,800           507
   Microsoft Corp.                                         373,580        10,210
   Novell, Inc. *                                           18,200           111
   Oracle Corp. *                                          173,800         3,083
   Parametric Technology Corp. *                             3,760            66
  ------------------------------------------------------------------------------
                                                                          20,304
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 6.2%
   ADC Telecommunications, Inc. *                            5,928            89
   Alltel Corp.                                             17,100           949
   AT&T, Inc.                                              167,543         5,455
   Avaya, Inc. *                                            18,800           215
   BellSouth Corp.                                          79,400         3,394
   CenturyTel, Inc.                                          4,750           188
   Ciena Corp. *                                             4,157           113
   Cisco Systems, Inc. *                                   265,200         6,100
   Citizens Communications Co.                              12,900           181
   Comverse Technology, Inc. *                               9,800           210
   Corning, Inc. *                                          67,100         1,638
   Embarq Corp.                                              6,896           334
   JDS Uniphase Corp. *                                     77,200           169
   Juniper Networks, Inc. *                                 24,000           415

See Notes to the Financial Statements


                      NORTHERN FUNDS SEMIANNUAL REPORT   71   EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
STOCK INDEX FUND (continued)

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  COMMON STOCKS - 98.3% - CONTINUED
  TELECOMMUNICATIONS - 6.2% - (CONTINUED)
   Lucent Technologies, Inc. *                             189,400          $443
   Motorola, Inc.                                          106,465         2,662
   QUALCOMM, Inc.                                           71,300         2,592
   Qwest Communications International, Inc. *               68,055           593
   Sprint Nextel Corp.                                     130,536         2,239
   Tellabs, Inc. *                                          20,600           226
   Verizon Communications, Inc.                            124,930         4,639
   Windstream Corp.                                         21,999           290
  ------------------------------------------------------------------------------
                                                                          33,134
  ------------------------------------------------------------------------------
  TEXTILES - 0.0%
   Cintas Corp.                                              5,300           216
  ------------------------------------------------------------------------------
  TOYS, GAMES & HOBBIES - 0.1%
   Hasbro, Inc.                                              6,112           139
   Mattel, Inc.                                             17,541           346
  ------------------------------------------------------------------------------
                                                                             485
  ------------------------------------------------------------------------------
  TRANSPORTATION - 1.6%
   Burlington Northern Santa Fe Corp.                       15,628         1,148
   CSX Corp.                                                18,448           606
   FedEx Corp.                                              13,140         1,428
   Norfolk Southern Corp.                                   18,600           819
   Ryder System, Inc.                                        3,100           160
   Union Pacific Corp.                                      11,900         1,047
   United Parcel Service, Inc., Class B                     47,400         3,410
  ------------------------------------------------------------------------------
                                                                           8,618
  ------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  ------------------------------------------------------------------------------
  (COST $367,073)                                                        521,725

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 1.8%
   UBS A.G., Grand Cayman, Eurodollar Time Deposit,
     5.38%, 10/2/06                                         $8,512        $8,512
   U.S. Treasury Bill, (1)
     4.92%, 2/22/07                                            900           882
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $9,394)                                                            9,394
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.1%
  ------------------------------------------------------------------------------
  (COST $376,467)                                                        531,119
   Liabilities less Other Assets - (0.1)%                                   (641)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $530,478

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security

At September 30, 2006, the Stock Index Fund had open futures contracts as follows:

                               NOTIONAL                         UNREALIZED
                   NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
       TYPE        CONTRACTS    (000S)    POSITION     EXP.       (000S)
  S&P 500 E-Mini      136       $9,149      Long       12/06       $145

At September 30, 2006, the industry sectors for the Stock Index Fund were:

                                                                         % OF
                                                                      LONG-TERM
  INDUSTRY SECTOR                                                    INVESTMENTS
  Consumer Discretionary                                                    10.1%
  Consumer Staples                                                           9.6
  Energy                                                                     9.4
  Financials                                                                22.2
  Health Care                                                               12.7
  Industrials                                                               10.9
  Information Technology                                                    15.3
  Materials                                                                  2.9
  Telecommunication Services                                                 3.5
  Utilities                                                                  3.4
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


EQUITY INDEX FUNDS   72   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2006 (UNAUDITED)

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 36 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Real Estate Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (collectively, the "Funds") are separate, diversified investment portfolios of the Trust. The Global Real Estate Index Fund commenced investment operations on July 26, 2006. Each of the Funds is presented herein.

Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for the Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value ("NAV"). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS - Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity.


                    NORTHERN FUNDS SEMIANNUAL REPORT    73    EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains or losses as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2006, the Mid Cap Index, Small Cap Index, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $436,000, $534,000 and $882,000, respectively. The Global Real Estate Index and International Equity Index Funds had entered into exchange-traded long futures contracts at September 30, 2006, and did not pledge securities to cover margin requirements.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

G) REDEMPTION FEES - The Global Real Estate Index and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee

EQUITY INDEX FUNDS    74      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

does not apply to certain types of redemptions as described in the Funds' prospectus.

Redemption fees for the six months ended September 30, 2006, were less than $1,000 for the International Equity Index Fund. There were no redemption fees during the period ended September 30, 2006, for the Global Real Estate Index Fund. This amount is included in "Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions" on the Statements of Changes in Net Assets. The impact from redemption fees paid to the International Equity Index Fund was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS - Distribution of dividends from net investment income, if any, are declared and paid as follows:

                                                 DECLARATION AND
                                                PAYMENT FREQUENCY
  ----------------------------------------------------------------
  Global Real Estate Index                          QUARTERLY
  International Equity Index                        ANNUALLY
  Mid Cap Index                                     ANNUALLY
  Small Cap Index                                   ANNUALLY
  Stock Index                                       QUARTERLY
  ----------------------------------------------------------------

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

I) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2005, through the fiscal year ended March 31, 2006, the International Equity Index Fund incurred net capital losses and/or net currency losses of approximately $1,535,000 for which the Fund intends to treat as having been incurred in the next fiscal year.

At March 31, 2006, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                            MARCH 31, MARCH 31, MARCH 31, MARCH 31, MARCH 31,
  Amounts in thousands        2009      2010      2011      2012      2013
  ---------------------------------------------------------------------------
  Stock Index                    -     $2,242    $10,234   $4,423      $46
  ---------------------------------------------------------------------------

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2006, the tax components of undistributed net investment income and realized gains were as follows:

                                                 UNDISTRIBUTED
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  International Equity Index                 $15,438         $159
  Mid Cap Index                                3,564          558
  Small Cap Index                                900        5,032
  Stock Index                                    137            -
  ------------------------------------------------------------------

* Ordinary income includes taxable discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2006, was as follows:

                                              DISTRIBUTIONS FROM
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  International Equity Index                  $8,096          $97
  Mid Cap Index                                2,507           43
  Small Cap Index                              3,000        4,322
  Stock Index                                  7,336            -
  ------------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2005, was as follows:

                                              DISTRIBUTIONS FROM
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Small Cap Index                            $1,200          $ -
  Stock Index                                 5,851            -
  ------------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and
0.50 percent above the federal funds rate, (ii) 0.45 percent


                    NORTHERN FUNDS SEMIANNUAL REPORT    75    EQUITY INDEX FUNDS

EQUITY INDEX FUNDS
above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2006, the Funds did not have any outstanding loans.

Interest expense for the six months ended September 30, 2006, was approximately $8,000 for the International Equity Index Fund and less than $1,000 for the Mid Cap Index Fund. These amounts are included in "Other Expenses" on the Statements of Operations. When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

                                             DOLLAR
  Amounts in thousands                       AMOUNT        RATE
  -----------------------------------------------------------------
  International Equity Index                 $2,167       5.73%
  Mid Cap Index                                 700       5.81%
  -----------------------------------------------------------------

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund's average daily net assets). For the period ended September 30, 2006, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

                                             ANNUAL
                                            ADVISORY     EXPENSE
  Amounts in thousands                        FEES     LIMITATIONS
  -----------------------------------------------------------------
  Global Real Estate Index                    0.35%       0.65%
  International Equity Index                  0.25%       0.45%
  Mid Cap Index                               0.20%       0.30%
  Small Cap Index                             0.20%       0.35%
  Stock Index                                 0.10%       0.25%
  -----------------------------------------------------------------

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains, and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2006, the amounts payable were approximately $2,000 for the Stock Index Fund, $1,000 for the Small Cap Index Fund and less than $1,000 for the Global Real Estate Index, International Equity Index and Mid Cap Index Funds.


EQUITY INDEX FUNDS    76      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

5 INVESTMENT TRANSACTIONS

For the period ended September 30, 2006, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

                                                                       PURCHASES                             SALES
  Amounts in thousands                                     U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
  -------------------------------------------------------------------------------------------------------------------------------
  Global Real Estate Index                                        $ --           $44,439              $ --            $1,510
  International Equity Index                                        --           111,899                --            84,922
  Mid Cap Index                                                     --            44,103                --            75,240
  Small Cap Index                                                   --            81,680                --           177,870
  Stock Index                                                       --            22,757                --             8,471
  -------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                             UNREALIZED        UNREALIZED                          COST BASIS
  Amounts in thousands                                      APPRECIATION      DEPRECIATION    NET APPRECIATION    OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------------
  Global Real Estate Index                                      $2,783             $(114)           $2,669            $45,896
  International Equity Index                                   189,250           (15,434)          173,816          1,006,106
  Mid Cap Index                                                 27,929           (14,132)           13,797            269,605
  Small Cap Index                                               88,471           (21,577)           66,894            311,724
  Stock Index                                                  176,834           (22,182)          154,652            376,467
  -------------------------------------------------------------------------------------------------------------------------------

6 CAPITAL SHARE TRANSACTIONS


Transactions in capital shares for the period ended September 30, 2006, were as follows:

                                                                                                                          NET
                                                          SHARES FROM                                  PAYMENTS FOR     INCREASE
                                          PROCEEDS FROM    REINVESTED    REINVESTMENT      SHARES         SHARES       (DECREASE)
  Amounts in thousands      SHARES SOLD    SHARES SOLD     DIVIDENDS     OF DIVIDENDS     REDEEMED       REDEEMED      IN SHARES
  ----------------------------------------------------------------------------------------------------------------------------------
  Global Real Estate Index      4,589         $46,609           6             $64             (12)          $(130)        4,583
  International Equity
  Index                        18,382         225,030          --              --         (17,826)       (214,301)          556
  Mid Cap Index                 5,540          64,512          --              --          (9,278)       (104,548)       (3,738)
  Small Cap Index               2,997          34,507          --              --         (11,937)       (132,153)       (8,940)
  Stock Index                   4,754          75,535          96           1,516          (3,866)        (61,311)          984
  ---------------------------------------------------------------------------------------------------------------------------------

                                 NET
                               INCREASE
                              (DECREASE)
  Amounts in thousands      IN NET ASSETS
  ----------------------------------------------------------------------
  Global Real Estate Index      $46,543
  International Equity
  Index                          10,729
  Mid Cap Index                 (40,036)
  Small Cap Index               (97,646)
  Stock Index                    15,740
  -------------------------------------------------------

Transactions in capital shares for the fiscal year ended March 31, 2006, were as follows:

                                                          SHARES FROM                                  PAYMENTS FOR       NET
                                          PROCEEDS FROM    REINVESTED    REINVESTMENT      SHARES         SHARES        INCREASE
  Amounts in thousands      SHARES SOLD    SHARES SOLD     DIVIDENDS     OF DIVIDENDS     REDEEMED       REDEEMED      IN SHARES
  ---------------------------------------------------------------------------------------------------------------------------------
  International Equity
  Index                        76,099        $795,336         231           $2,529         (9,549)      $(103,718)       66,781
  Mid Cap Index                21,172         228,816          85              944         (3,032)        (33,104)       18,225
  Small Cap Index              12,419         131,629         361            3,797         (7,557)        (80,100)        5,223
  Stock Index                  11,464         174,427         185            2,846         (7,347)       (112,008)        4,302
  ---------------------------------------------------------------------------------------------------------------------------------

                                 NET
                               INCREASE
  Amounts in thousands      IN NET ASSETS
  ----------------------------------------------------------------------
  International Equity
  Index                        $694,147
  Mid Cap Index                 196,656
  Small Cap Index                55,326
  Stock Index                    65,265
  -------------------------------------------------------------------------------------


                    NORTHERN FUNDS SEMIANNUAL REPORT    77    EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FUND EXPENSES                                     SEPTEMBER 30, 2006 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Global Real Estate Index and the International Equity Index Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006, through September 30, 2006.


ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/06 - 9/30/06" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 74), if any, in the Global Real Estate Index and International Equity Index Funds. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GLOBAL REAL ESTATE INDEX (1)

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO      4/1/2006    9/30/2006   4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.65%     $1,000.00    $1,079.40         $3.39
  Hypothetical             0.65%     $1,000.00    $1,021.81         $3.29**
  ----------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO      4/1/2006    9/30/2006   4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.45%     $1,000.00    $1,045.70         $2.31
  Hypothetical             0.45%     $1,000.00    $1,022.81         $2.28**
  ----------------------------------------------------------------------------

MID CAP INDEX

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO      4/1/2006    9/30/2006   4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.30%     $1,000.00      $957.30         $1.47
  Hypothetical             0.30%     $1,000.00    $1,023.56         $1.52**
  ----------------------------------------------------------------------------

SMALL CAP INDEX

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO      4/1/2006    9/30/2006   4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.35%     $1,000.00      $951.60         $1.71
  Hypothetical             0.35%     $1,000.00    $1,023.31         $1.78**
  ----------------------------------------------------------------------------

STOCK INDEX

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO      4/1/2006    9/30/2006   4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.25%     $1,000.00    $1,040.60         $1.28
  Hypothetical             0.25%     $1,000.00    $1,023.82         $1.27**
  ----------------------------------------------------------------------------

(1) Global Real Estate Index Fund commenced operations on July 26, 2006, thus to calculate account values and expenses paid the 67 day rate of return was used (as opposed to the 6 month rate of return).

* Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

** Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.


EQUITY INDEX FUNDS    78      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              EQUITY INDEX FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                    NORTHERN FUNDS SEMIANNUAL REPORT    79    EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

TRUSTEES AND OFFICERS

   APPROVAL OF ADVISORY AGREEMENTS


   The Trustees oversee the management of the Trust and review the investment performance and expenses of the Global Real Estate Index Fund. In addition, the Trustees determine annually whether to re-approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Fund with Northern Trust Investments, N.A. ("NTI" or the "Investment Adviser").

   The Advisory Agreement was initially approved with respect to the Global Real Estate Index Fund by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at a meeting held on May 4, 2006 (the "May Meeting"). The Trustees also received information regarding the Fund's investment objectives, strategies and restrictions, expense ratios and information regarding the proposed index that the Fund would track at a meeting held on February 17, 2006 (the "February Meeting"). The foregoing meetings are referred to below together as the "Meetings."

   In connection with the Meetings and their consideration of the Advisory Agreement, the Trustees also considered the Investment Adviser's written and oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meetings without employees of the Investment Adviser present.

   In evaluating the Advisory Agreement at the Meetings, the Trustees relied upon their knowledge, resulting from their meetings and other interactions, of the Investment Adviser and its services. The Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the contractual investment advisory fees and the total expenses (after voluntary reimbursements) borne by the Global Real Estate Index Fund in comparison to those borne by mutual fund peer groups and categories selected by Lipper Analytical Services, Inc. ("Lipper"), including other similar funds; (iii) the investment advisory fees charged by the Investment Adviser to its certain other accounts; (iv) the nature, quality and extent of the investment advisory services, including the scope and depth of the Investment Adviser's resources, the Investment Adviser's staffing for the Fund and the experience of the portfolio managers who would be managing the Fund; (v) the Investment Adviser's financial resources and its ability to attract and retain talent; (vi) the fees paid by the Fund to the Investment Adviser and its affiliates for services, and the expenses incurred by it in connection with the provision of those services; (vii) the Fund's projected expense ratios; (viii) other benefits received by the Investment Adviser and its affiliates from its relationships with the Fund; and (ix) potential economies of scale at various Fund asset levels.

   In connection with their approvals of the Advisory Agreement for the Global Real Estate Index Fund, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that would be provided to the Funds by the Investment Adviser and its affiliates and the quality of services that are currently provided to the Trust's other Funds. The advisory services included the Investment Adviser's experience in managing index funds. The non-advisory services include services as the Funds' custodian, transfer agent and co-administrator. The Trustees also considered that many of the Fund's shareholders were likely to have other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Fund and was able to provide quality services to the Fund. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements that would be applicable to the Fund. The Trustees also considered the Investment Adviser's willingness to provide information requested by the Trustees.

   The Trustees also considered the Global Real Estate Index Fund's contractual advisory fee rates (which do not include breakpoints); the Fund's projected total operating expense ratio; the Investment Adviser's voluntary expense reimbursements with respect to the Fund; and whether a consistent methodology was in place in determining the fees and expenses of the Fund. In addition, the Trustees considered the fees paid by the Fund to the Investment Adviser and its affiliates for custodial, transfer agency and co-administration services, and reviewed information as to whether the Investment Adviser was likely to pass benefits from its economies of scale to shareholders.

EQUITY INDEX FUNDS    80      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

   In this regard, the Trustees considered the Investment Adviser's view that the Fund would be sharing in economies of scale through the level at which the Fund's advisory fees are set and through the Investment Adviser's voluntary expense caps for the Fund. In addition, the Trustees considered the projected assets in the Fund and the net advisory fees at those levels; the information provided by the Investment Adviser relating to the projected costs of the services to be provided by the Investment Adviser and its affiliates and the projected profits that may be realized by them; and information comparing the fee rates charged by the Investment Adviser with the fee rates charged by other, unaffiliated investment managers to their clients. All of these comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Fund. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. In addition, the Trustees noted the Investment Adviser's voluntary undertaking to limit the Fund's total expense ratios to specified levels.

   The Trustees did not consider the investment performance of the Global Real Estate Index Fund because it had no performance history.

   After deliberation, the Trustees concluded at the May Meeting that the investment advisory fees to be paid by the Global Real Estate Index Fund were reasonable in light of the services provided by the Investment Adviser, its projected costs and profitability and the Global Real Estate Index Fund's projected asset levels, and that the Advisory Agreement should be approved.


                    NORTHERN FUNDS SEMIANNUAL REPORT    81    EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


EQUITY INDEX FUNDS    82      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              EQUITY INDEX FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                    NORTHERN FUNDS SEMIANNUAL REPORT    83    EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS


  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING


  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


EQUITY INDEX FUNDS    84      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC
(not affiliated with Northern Trust)
301 Bellevue Parkway
Wilmington, DE 19809
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------




 2      STATEMENTS OF ASSETS AND LIABILITIES
 4      STATEMENTS OF OPERATIONS
 6      STATEMENTS OF CHANGES IN NET ASSETS
 8      FINANCIAL HIGHLIGHTS
 20     SCHEDULES OF INVESTMENTS
        20    ARIZONA TAX-EXEMPT FUND
        22    CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
        26    CALIFORNIA TAX-EXEMPT FUND
        30    FIXED INCOME FUND
        35    FLORIDA INTERMEDIATE TAX-EXEMPT FUND
        37    GLOBAL FIXED INCOME FUND
        39    HIGH YIELD FIXED INCOME FUND
        46    HIGH YIELD MUNICIPAL FUND
        55    INTERMEDIATE TAX-EXEMPT FUND
        63    SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
        64    TAX-EXEMPT FUND
        71    U.S. GOVERNMENT FUND
 73     NOTES TO THE FINANCIAL STATEMENTS
 80     FUND EXPENSES
 82     ABBREVIATIONS AND OTHER INFORMATION
 84     FOR MORE INFORMATION

                     NORTHERN FUNDS SEMIANNUAL REPORT   1     FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                         CALIFORNIA                                 FLORIDA
                                                             ARIZONA    INTERMEDIATE   CALIFORNIA      FIXED     INTERMEDIATE
                                                           TAX-EXEMPT    TAX-EXEMPT    TAX-EXEMPT     INCOME      TAX-EXEMPT
  Amounts in thousands, except per share data                 FUND          FUND          FUND         FUND          FUND
  ---------------------------------------------------------------------------------------------------------------------------
  ASSETS:
  Investments, at cost                                       $48,636       $77,930       $91,064    $1,189,338     $39,712
  Investments, at value                                      $50,954       $81,033       $96,965    $1,190,257     $40,250
  Cash                                                            76            42           487           689          44
  Foreign currencies, at value (cost $2)                           -             -             -             -           -
  Interest income receivable                                     622           896         1,258         5,677         730
  Dividend income receivable                                       2             -             -             -           1
  Receivable for securities sold                                   -             -         1,717       157,168           -
  Receivable for fund shares sold                                 20             -            20         2,400           -
  Receivable from investment adviser                               2             2             3            14           2
  Unrealized gain on forward foreign currency
   exchange contracts                                              -             -             -            38           -
  Prepaid and other assets                                         6             7             7            18          11
  Total Assets                                                51,682        81,980       100,457     1,356,261      41,038
  ---------------------------------------------------------------------------------------------------------------------------
  LIABILITIES:
  Unrealized loss on forward foreign currency
   exchange contracts                                              -             -             -             -           -
  Payable for securities purchased                                 -             -             -        39,487           -
  Payable for when-issued securities                               -         1,088         2,176       406,039           -
  Payable for fund shares redeemed                                 7             -            77           632           -
  Distributions to shareholders                                   28            41            56           560          19
  Payable to affiliates:
   Investment advisory fees                                        5             7             9           105           4
   Co-administration fees                                          1             2             2            22           1
   Custody and accounting fees                                     1             1             1             -           1
   Transfer agent fees                                             1             1             2            15           1
  Accrued other liabilities                                        8             8             9            28           7
  Total Liabilities                                               51         1,148         2,332       446,888          33
  ---------------------------------------------------------------------------------------------------------------------------
  Net Assets                                                 $51,631       $80,832       $98,125      $909,373     $41,005
  ---------------------------------------------------------------------------------------------------------------------------
  ANALYSIS OF NET ASSETS:
  Capital stock                                              $49,097       $77,658       $91,839      $926,141     $40,646
  Accumulated undistributed net investment income (loss)           -             -             -        (1,580)          -
  Accumulated undistributed net realized gain (loss)             216            71           385       (16,137)       (179)
  Net unrealized appreciation (depreciation)                   2,318         3,103         5,901           949         538
  Net Assets                                                 $51,631       $80,832       $98,125      $909,373     $41,005
  ---------------------------------------------------------------------------------------------------------------------------
  SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED
   AUTHORIZATION)                                              4,974         7,887         8,908        92,718       3,886
  NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER
   SHARE                                                      $10.38        $10.25        $11.02         $9.81      $10.55
  ---------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS   2   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                     HIGH                                     SHORT-
        GLOBAL       YIELD                                 INTERMEDIATE
         FIXED       FIXED     HIGH YIELD   INTERMEDIATE       U.S.                       U.S.
        INCOME      INCOME      MUNICIPAL    TAX-EXEMPT     GOVERNMENT    TAX-EXEMPT   GOVERNMENT
         FUND        FUND         FUND          FUND           FUND          FUND         FUND
-------------------------------------------------------------------------------------------------
        $29,492   $1,541,905    $258,487      $516,382       $158,487      $501,318     $177,728
        $31,565   $1,531,498    $268,003      $526,258       $158,371      $524,166     $177,942
              1           47         350            63             82            88           73
              2            -           -             -              -             -            -
            377       31,748       3,984         6,534            760         6,470          919
              -            -          16            40              -            33            -
              -        8,477           -        29,724         36,052        17,829       44,790
             23        3,073         203         1,096             21           186           33
              2           11           4             9              3             9            4
             65            -           -             -              -             -            -
              7           57          11            11              7            12            7
         32,042    1,574,911     272,571       563,735        195,296       548,793      223,768
-------------------------------------------------------------------------------------------------


             58            -           -             -              -             -            -
              -       12,047           -             -              -         5,219            -
              -        4,703       3,520         5,493         64,007        20,354       82,029
            211          930         146           249          1,071           777          783
              -        1,470         156           275             72           280           79
              4          177          29            50             15            47           16
              1           38           7            14              3            13            4
              5            -           -             6              2             -            2
              1           25           4             9              2             9            2
              8           96          17            19              9            22           23
            288       19,486       3,879         6,115         65,181        26,721       82,938
-------------------------------------------------------------------------------------------------
        $31,754   $1,555,425    $268,692      $557,620       $130,115      $522,072     $140,830
-------------------------------------------------------------------------------------------------

        $30,017   $1,599,541    $261,510      $543,178       $136,206      $494,789     $144,921
            216         (530)          -            77            (21)          (67)         393
           (561)     (33,179)     (2,334)        4,489         (5,954)        4,502       (4,698)
          2,082      (10,407)      9,516         9,876           (116)       22,848          214
        $31,754   $1,555,425    $268,692      $557,620       $130,115      $522,072     $140,830
-------------------------------------------------------------------------------------------------

          2,927      194,552      27,164        54,194         13,043        49,307       14,375

        $ 10.85        $7.99       $9.89        $10.29          $9.98        $10.59        $9.80
-------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   3   FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

                                                CALIFORNIA                              FLORIDA
                                    ARIZONA    INTERMEDIATE   CALIFORNIA     FIXED   INTERMEDIATE
                                  TAX-EXEMPT    TAX-EXEMPT    TAX-EXEMPT    INCOME    TAX-EXEMPT
  Amounts in thousands               FUND          FUND          FUND        FUND        FUND
  -----------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
  Interest income                   $1,216        $1,759        $2,319     $21,812       $915
  Dividend income                       10             -             -           -         18
   Total Investment Income           1,226         1,759         2,319      21,812        933
  -----------------------------------------------------------------------------------------------
  EXPENSES:
  Investment advisory fees             140           212           257       2,883        125
  Co-administration fees                38            58            70         618         34
  Transfer agent fees                   26            39            47         412         23
  Custody and accounting fees           24            25            25         102         24
  Registration fees                      6             4             4          14          9
  Printing fees                          8             8             8          26          8
  Professional fees                      7             5             5          15          7
  Trustee fees and expenses              3             3             3           9          3
  Shareholder servicing fees             1             1             5           3          -
  Other                                  4             4             4          12          4
  -----------------------------------------------------------------------------------------------
  Total Expenses                       257           359           428       4,094        237
   Less expenses reimbursed by
     investment adviser                (66)          (68)          (78)       (382)       (66)
   Less custodian credits                -            (2)            -          (5)        (1)
   Net Expenses                        191           289           350       3,707        170
  -----------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME              1,035         1,470         1,969      18,105        763
  -----------------------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED
   GAINS (LOSSES):
  Net realized gains (losses)
   on:
   Investments                         156            55           215      (4,928)       (91)
   Foreign currency transactions         -             -             -         614          -
  Net change in unrealized
   appreciation (depreciation)
   on:
   Investments                         290           702           540      13,042        579
   Forward foreign currency
     exchange contracts                  -             -             -          38          -
   Translation of other assets
     and liabilities denominated
     in foreign currencies               -             -             -          (8)         -
   Net Gains (Losses) on
     Investments and Foreign
     Currency                          446           757           755       8,758        488
  -----------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS        $1,481        $2,227        $2,724     $26,863     $1,251
  -----------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS   4   NORTHERN FUNDS ANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

                                                                    SHORT-
          GLOBAL       HIGH YIELD    HIGH YIELD   INTERMEDIATE    INTERMEDIATE                     U.S.
       FIXED INCOME   FIXED INCOME    MUNICIPAL    TAX-EXEMPT    U.S. GOVERNMENT   TAX-EXEMPT   GOVERNMENT
           FUND           FUND          FUND          FUND            FUND            FUND         FUND
----------------------------------------------------------------------------------------------------------

            $608       $60,269         $6,429        $11,835          $3,336        $11,650       $3,625
               -             -             76            199               -            222            -
             608        60,269          6,505         12,034           3,336         11,872        3,625
----------------------------------------------------------------------------------------------------------

             141         5,089            818          1,514             472          1,364          517
              25         1,090            189            413             101            372          111
              17           727            126            275              68            248           74
              48           135             38             78              32             67           35
              10            17             10             12               9             12           11
               8            35              8             17               8             17            8
               5            21              5             11               5             11            5
               3            12              3              6               3              6            3
               1           144             20              3               2             13           23
               5            16              4              8               4              8            4
----------------------------------------------------------------------------------------------------------
             263         7,286          1,221          2,337             704          2,118          791

             (71)         (673)          (147)          (268)            (96)          (256)        (125)
               -           (70)            (3)            (5)             (1)            (3)          (1)
             192         6,543          1,071          2,064             607          1,859          665
----------------------------------------------------------------------------------------------------------
             416        53,726          5,434          9,970           2,729         10,013        2,960
----------------------------------------------------------------------------------------------------------




           244          (345)          (124)         3,415            (366)         3,591       (1,256)

          (478)            -              -              -               -              -            -



           997        (7,590)         5,319          2,312           1,359          2,154        2,516

            67             -              -              -               -              -            -



             -             -              -              -               -              -            -


           830        (7,935)         5,195          5,727             993          5,745        1,260
--------------------------------------------------------------------------------------------------------

        $1,246       $45,791        $10,629        $15,697          $3,722        $15,758       $4,220
--------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   5   FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CALIFORNIA
                                                      ARIZONA              INTERMEDIATE             CALIFORNIA
                                                    TAX-EXEMPT              TAX-EXEMPT              TAX-EXEMPT
                                                       FUND                    FUND                    FUND
                                               SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,
  Amounts in thousands                           2006        2006        2006        2006        2006        2006
  ------------------------------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income                          $1,035      $2,288      $1,470      $2,660      $1,969      $3,817
  Net realized gains (losses)                       156         492          55          95         215         486
  Net change in unrealized appreciation
   (depreciation)                                   290      (1,144)        702        (847)        540        (635)
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                      1,481       1,636       2,227       1,908       2,724       3,668
  ------------------------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net assets
   resulting from capital transactions           (1,048)    (11,660)      5,641       5,109       5,609      (2,990)
   Net Increase (Decrease) in Net Assets
   Resulting from Capital Share
   Transactions                                  (1,048)    (11,660)      5,641       5,109       5,609      (2,990)
  ------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income                     (1,035)     (2,288)     (1,470)     (2,660)     (1,969)     (3,817)
  From net realized gains                             -        (492)          -        (200)          -        (460)
   Total Distributions Paid                      (1,035)     (2,780)     (1,470)     (2,860)     (1,969)     (4,277)
  ------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS          (602)    (12,804)      6,398       4,157       6,364      (3,599)
  NET ASSETS:
  Beginning of period                            52,233      65,037      74,434      70,277      91,761      95,360
  End of period                                 $51,631     $52,233     $80,832     $74,434     $98,125     $91,761
  ------------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS)                          $-          $-          $-          $-          $-          $-
  ------------------------------------------------------------------------------------------------------------------

                                                                              FLORIDA
                                                       FIXED               INTERMEDIATE
                                                      INCOME                TAX-EXEMPT
                                                       FUND                    FUND
                                               SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,
  Amounts in thousands                           2006        2006        2006        2006
  ------------------------------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income                         $18,105     $31,068        $763      $1,573
  Net realized gains (losses)                    (4,314)    (10,739)        (91)        (88)
  Net change in unrealized appreciation
   (depreciation)                                13,072      (3,572)        579        (193)
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                     26,863      16,757       1,251       1,292
  ------------------------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net assets
   resulting from capital transactions          112,308      46,526      (7,640)     (7,090)
   Net Increase (Decrease) in Net Assets
   Resulting from Capital Share
   Transactions                                 112,308      46,526      (7,640)     (7,090)
  ------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income                    (19,145)    (32,488)       (763)     (1,573)
  From net realized gains                             -      (1,309)          -         (79)
   Total Distributions Paid                     (19,145)    (33,797)       (763)     (1,652)
  ------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS       120,026      29,486      (7,152)     (7,450)
  NET ASSETS:
  Beginning of period                           789,347     759,861      48,157      55,607
  End of period                                $909,373    $789,347     $41,005     $48,157
  ------------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME (LOSS)                     $(1,580)      $(540)         $-          $-
  ------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS   6   NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
                                             OR FISCAL YEAR ENDED MARCH 31, 2006


              GLOBAL                  HIGH YIELD              HIGH YIELD             INTERMEDIATE
           FIXED INCOME              FIXED INCOME              MUNICIPAL              TAX-EXEMPT
               FUND                      FUND                    FUND                    FUND
       SEPT. 30,   MARCH 31,    SEPT. 30,    MARCH 31,   SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,
          2006        2006        2006         2006         2006        2006        2006        2006
------------------------------------------------------------------------------------------------------

           $416        $930       $53,726      $67,992     $5,434      $6,959      $9,970     $19,167
           (234)     (1,121)         (345)      (4,434)      (124)       (364)      3,415       1,074

          1,064      (2,247)       (7,590)      (4,524)     5,319         547       2,312      (5,412)

          1,246      (2,438)       45,791       59,034     10,629       7,142      15,697      14,829
------------------------------------------------------------------------------------------------------


         (2,715)     (5,664)      162,240      562,538     29,205     109,250      (8,599)    (11,258)


         (2,715)     (5,664)      162,240      562,538     29,205     109,250      (8,599)    (11,258)
------------------------------------------------------------------------------------------------------

              -        (925)      (53,353)     (68,895)    (5,434)     (6,959)     (9,970)    (19,167)
              -           -             -            -          -           -           -      (2,186)
              -        (925)      (53,353)     (68,895)    (5,434)     (6,959)     (9,970)    (21,353)
------------------------------------------------------------------------------------------------------
         (1,469)     (9,027)      154,678      552,677     34,400     109,433      (2,872)    (17,782)

         33,223      42,250     1,400,747      848,070    234,292     124,859     560,492     578,274
        $31,754     $33,223    $1,555,425   $1,400,747   $268,692    $234,292    $557,620    $560,492
------------------------------------------------------------------------------------------------------

           $216       $(200)        $(530)       $(903)        $-         $-          $77         $77
------------------------------------------------------------------------------------------------------

              SHORT-
           INTERMEDIATE                                        U.S.
          U.S. GOVERNMENT           TAX-EXEMPT              GOVERNMENT
               FUND                    FUND                    FUND
       SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,
          2006        2006        2006        2006        2006        2006
------------------------------------------------------------------------------------------------------

         $2,729      $4,548     $10,013     $19,149      $2,960      $6,167
           (366)     (2,796)      3,591       2,149      (1,256)     (1,530)

          1,359         462       2,154      (4,910)      2,516      (1,750)

          3,722       2,214      15,758      16,388       4,220       2,887
------------------------------------------------------------------------------------------------------


        (11,445)    (15,192)     39,032      14,461     (18,271)    (43,293)


        (11,445)    (15,192)     39,032      14,461     (18,271)    (43,293)
------------------------------------------------------------------------------------------------------

         (2,749)     (4,636)    (10,013)    (19,149)     (2,982)     (6,262)
              -           -           -      (2,584)          -           -
         (2,749)     (4,636)    (10,013)    (21,733)     (2,982)     (6,262)
------------------------------------------------------------------------------------------------------
        (10,472)    (17,614)     44,777       9,116     (17,033)    (46,668)

        140,587     158,201     477,295     468,179     157,863     204,531
       $130,115    $140,587    $522,072    $477,295    $140,830    $157,863
------------------------------------------------------------------------------------------------------

           $(21)        $(1)       $(67)       $(67)       $393        $415
------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   7   FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

                                                                    ARIZONA TAX-EXEMPT FUND
                                            SIX MONTHS
                                              ENDED         YEAR         YEAR        YEAR        YEAR        YEAR
                                            SEPT. 30,       ENDED       ENDED       ENDED       ENDED       ENDED
                                               2006       MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                  (UNAUDITED)      2006         2005       2004        2003         2002
  ------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD        $10.29       $10.51       $10.86      $10.88      $10.46      $10.66
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                         0.21         0.41         0.41        0.44        0.42        0.43
  Net realized and unrealized gains
   (losses)                                     0.09        (0.13)       (0.26)       0.02        0.60       (0.06)
   Total from Investment Operations             0.30         0.28         0.15        0.46        1.02        0.37
  ------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                  (0.21)       (0.41)       (0.41)      (0.44)      (0.42)      (0.43)
   From net realized gains                         -        (0.09)       (0.09)      (0.04)      (0.18)      (0.14)
     Total Distributions Paid                  (0.21)       (0.50)       (0.50)      (0.48)      (0.60)      (0.57)
  ------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period              $10.38       $10.29       $10.51      $10.86      $10.88      $10.46
  ------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                              2.95%        2.70%        1.44%       4.28%       9.87%       3.47%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $51,631      $52,233      $65,037     $77,803     $82,177     $76,428
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                             0.75%        0.85%        0.85%       0.85%       0.85%       0.85%
   Expenses, before waivers and
     reimbursements                             1.01%        1.11%        1.11%       1.12%       1.12%       1.12%
   Net investment income, net of waivers
     and reimbursements                         4.06%        3.88%        3.87%       4.04%       3.85%       4.01%
   Net investment income, before waivers
     and reimbursements                         3.80%        3.62%        3.61%       3.77%       3.58%       3.74%
  Portfolio Turnover Rate                      19.02%       28.99%       36.84%      61.67%     115.89%      93.29%
  ------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


FIXED INCOME FUNDS   8   NORTHERN FUNDS SEMIANNUAL REPORT

                                                           CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
                                            SIX MONTHS
                                              ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                                            SEPT. 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                               2006      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                  (UNAUDITED)     2006         2005        2004        2003        2002
  ----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD        $10.15       $10.29      $10.61      $10.62      $10.26      $10.44
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                         0.20         0.39        0.38        0.36        0.37        0.42
  Net realized and unrealized gains
   (losses)                                     0.10        (0.11)      (0.26)       0.07        0.54       (0.11)
   Total from Investment Operations             0.30         0.28        0.12        0.43        0.91        0.31
  ----------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                  (0.20)       (0.39)      (0.38)      (0.36)      (0.37)      (0.42)
   From net realized gains                         -        (0.03)      (0.06)      (0.08)      (0.18)      (0.07)
     Total Distributions Paid                  (0.20)       (0.42)      (0.44)      (0.44)      (0.55)      (0.49)
  ----------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period              $10.25       $10.15      $10.29      $10.61      $10.62      $10.26
  ----------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                              2.93%        2.70%       1.09%       4.13%       9.06%       3.00%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $80,832      $74,434     $70,277     $74,824     $82,430     $85,617
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                             0.75%        0.85%       0.85%       0.85%       0.85%       0.85%
   Expenses, before waivers and
     reimbursements                             0.93%        1.08%       1.10%       1.11%       1.10%       1.11%
   Net investment income, net of waivers
     and reimbursements                         3.81%        3.76%       3.62%       3.42%       3.50%       3.98%
   Net investment income, before waivers
     and reimbursements                         3.63%        3.53%       3.37%       3.16%       3.25%       3.72%
  Portfolio Turnover Rate                      24.31%       31.34%      86.88%     108.29%     136.67%      84.87%
  ----------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   9   FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                  CALIFORNIA TAX-EXEMPT FUND
                                            SIX MONTHS
                                              ENDED         YEAR        YEAR        YEAR        YEAR        YEAR
                                            SEPT. 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                               2006      MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                  (UNAUDITED)      2006        2005        2004       2003         2002
  ----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD        $10.93       $11.01      $11.30      $11.32      $10.79      $10.99
  INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
  Net investment income                         0.23         0.45        0.46        0.45        0.44        0.47
  Net realized and unrealized gains
   (losses)                                     0.09        (0.03)      (0.18)       0.13        0.71       (0.15)
   Total from Investment Operations             0.32         0.42        0.28        0.58        1.15        0.32
  ----------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                  (0.23)       (0.45)      (0.46)      (0.45)      (0.44)      (0.47)
   From net realized gains                         -        (0.05)      (0.11)      (0.15)      (0.18)      (0.05)
     Total Distributions Paid                  (0.23)       (0.50)      (0.57)      (0.60)      (0.62)      (0.52)
  ----------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period              $11.02       $10.93      $11.01      $11.30      $11.32      $10.79
  ----------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                              2.97%        3.93%       2.56%       5.24%      10.88%       2.87%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $98,125      $91,761     $95,360    $113,845    $125,574    $125,335
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                             0.75%        0.85%       0.85%       0.85%       0.85%       0.85%
   Expenses, before waivers and
     reimbursements                             0.92%        1.05%       1.08%       1.08%       1.08%       1.08%
   Net investment income, net of waivers
     and reimbursements                         4.21%        4.09%       4.11%       3.95%       3.97%       4.24%
   Net investment income, before waivers
     and reimbursements                         4.04%        3.89%       3.88%       3.72%       3.74%       4.01%
  Portfolio Turnover Rate                      18.02%       21.04%      70.99%     144.30%     166.17%      73.96%
  ----------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


FIXED INCOME FUNDS   10   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                        FIXED INCOME FUND
                                            SIX MONTHS
                                              ENDED         YEAR          YEAR        YEAR        YEAR          YEAR
                                            SEPT. 30,      ENDED         ENDED       ENDED       ENDED         ENDED
                                               2006      MARCH 31,     MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,
  Selected per share data                  (UNAUDITED)      2006          2005        2004        2003        2002 (5)
  --------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $9.73        $9.94        $10.33       $10.23      $9.74        $10.10
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                         0.22         0.39          0.38         0.35       0.37          0.56
  Net realized and unrealized gains
   (losses)                                     0.09        (0.17)        (0.30)        0.24       0.52         (0.17)
   Total from Investment Operations             0.31         0.22          0.08         0.59       0.89          0.39
  --------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income (1)              (0.23)       (0.41)        (0.40)       (0.40)     (0.40)        (0.56)
   From net realized gains                         -        (0.02)        (0.07)       (0.09)         -         (0.19)
     Total Distributions Paid                  (0.23)       (0.43)        (0.47)       (0.49)     (0.40)        (0.75)
  --------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $9.81        $9.73         $9.94       $10.33     $10.23         $9.74
  --------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (2)                              3.19%        2.17%         0.73%        5.92%      9.27%         3.09%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period   $909,373     $789,347      $759,861     $754,555   $727,738      $733,501
  Ratio to average net assets of: (3)
   Expenses, net of reimbursements and
     credits                                    0.90%        0.90%(4)      0.90%        0.90%      0.90%(4)      0.90%
   Expenses, before reimbursements and
     credits                                    0.99%        0.99%         1.01%        1.04%      1.04%         1.03%
   Net investment income, net of
     reimbursements and credits                 4.40%        3.95%         3.71%        3.41%      3.70%         5.62%
   Net investment income, before
     reimbursements and credits                 4.31%        3.86%         3.60%        3.27%      3.56%         5.49%
  Portfolio Turnover Rate                     351.75%      416.25%       198.12%      257.28%    422.89%       246.52%
  --------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)  Annualized for periods less than one year.

(4) The net expense ratio includes custodian credits of approximately $40,000 and $29,000, which represents 0.01% of average net assets for the fiscal years ended March 31, 2006, and 2003, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(5) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses.

See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUALREPORT   11   FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                             FLORIDA INTERMEDIATE TAX-EXEMPT FUND
                                            SIX MONTHS
                                              ENDED         YEAR         YEAR        YEAR        YEAR        YEAR
                                            SEPT. 30,      ENDED        ENDED       ENDED       ENDED       ENDED
                                               2006      MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                  (UNAUDITED)      2006         2005        2004        2003        2002
  -----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD       $10.42       $10.50        $10.78      $10.83      $10.38      $10.50
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                        0.18         0.32          0.30        0.27        0.32        0.38
  Net realized and unrealized gains
   (losses)                                    0.13        (0.06)        (0.20)       0.20        0.60       (0.05)
   Total from Investment Operations            0.31         0.26          0.10        0.47        0.92        0.33
  -----------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                 (0.18)       (0.32)        (0.30)      (0.27)      (0.32)      (0.38)
   From net realized gains                        -        (0.02)        (0.08)      (0.25)      (0.15)      (0.07)
     Total Distributions Paid                 (0.18)       (0.34)        (0.38)      (0.52)      (0.47)      (0.45)
  -----------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period             $10.55       $10.42        $10.50      $10.78      $10.83      $10.38
  -----------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                             2.96%        2.43%         1.00%       4.37%       9.01%       3.16%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period   $41,005      $48,157       $55,607     $57,307     $55,958     $47,108
  Ratio to average net assets of: (2)
   Expenses, net of waivers,
     reimbursements and credits                0.75%        0.85%(3)      0.85%       0.85%       0.85%       0.85%
   Expenses, before waivers,
     reimbursements and credits                1.04%        1.14%         1.15%       1.17%       1.18%       1.23%
   Net investment income, net of waivers,
     reimbursements and credits                3.36%        3.00%         2.84%       2.43%       3.00%       3.57%
   Net investment income, before waivers,
     reimbursements and credits                3.07%        2.71%         2.54%       2.11%       2.67%       3.19%
  Portfolio Turnover Rate                      6.21%       25.09%        55.94%     258.48%     258.98%     155.55%
  -----------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) The net expense ratio includes custodian credits of approximately $3,000, which represents 0.01% of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.


FIXED INCOME FUNDS   12   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                  GLOBAL FIXED INCOME FUND
                                              SIX MONTHS
                                                ENDED            YEAR             YEAR              YEAR
                                               SEPT. 30,        ENDED            ENDED              ENDED
                                                 2006         MARCH 31,        MARCH 31,          MARCH 31,
  Selected per share data                    (UNAUDITED)         2006             2005              2004
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD           $10.44        $11.33           $11.35              $10.59
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.14          0.19             0.26                0.33
  Net realized and unrealized gains
   (losses)                                        0.27         (0.84)            0.28                0.98
   Total from Investment Operations                0.41         (0.65)            0.54                1.31
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income (1)                     -         (0.24)           (0.56)              (0.55)
   From net realized gains                            -             -                -                   -
   Total Distributions Paid                           -         (0.24)           (0.56)              (0.55)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $10.85        $10.44           $11.33              $11.35
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (2)                                 3.93%        (5.74)%           4.67%              12.54%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $31,754       $33,223          $42,250             $58,477
  Ratio to average net assets of: (3)
   Expenses, net of reimbursements and
     credits                                       1.15%         1.15%(4)         1.16%(5)            1.15%
   Expenses, before reimbursements and
     credits                                       1.58%         1.47%            1.47%               1.50%
   Net investment income, net of
     reimbursements and credits                    2.50%         2.29%            2.10%               1.98%
   Net investment income, before
     reimbursements and credits                    2.07%         1.97%            1.79%               1.63%
  Portfolio Turnover Rate                         29.54%        51.11%           31.88%              43.52%
  ------------------------------------------------------------------------------------------------------------

                                                 GLOBAL FIXED INCOME FUND
                                                  YEAR            YEAR
                                                 ENDED            ENDED
                                               MARCH 31,        MARCH 31,
  Selected per share data                         2003            2002
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD            $9.13            $9.62
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.31             0.33
  Net realized and unrealized gains
   (losses)                                        1.36            (0.31)
   Total from Investment Operations                1.67             0.02
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income (1)                 (0.21)           (0.48)
   From net realized gains                            -            (0.03)
     Total Distributions Paid                     (0.21)           (0.51)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $10.59            $9.13
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (2)                                18.41%            0.01%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $27,746          $24,879
  Ratio to average net assets of: (3)
   Expenses, net of reimbursements and
     credits                                       1.15%            1.15%
   Expenses, before reimbursements and
     credits                                       1.64%            1.69%
   Net investment income, net of
     reimbursements and credits                    3.07%            4.08%
   Net investment income, before
     reimbursements and credits                    2.58%            3.54%
  Portfolio Turnover Rate                        146.28%          296.89%
  ------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)  Annualized for periods less than one year.

(4) The net expense ratio includes custodian credits of approximately $2,000, which represents 0.01% of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(5) Expense ratio, net of reimbursements, for the year would have been 1.15% absent the effect of interest expense incurred by the against a line of credit.

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   13   FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                HIGH YIELD FIXED INCOME FUND
                                              SIX MONTHS
                                                ENDED            YEAR             YEAR              YEAR
                                              SEPT. 30,         ENDED            ENDED              ENDED
                                                 2006         MARCH 31,         MARCH 31,         MARCH 31,
  Selected per share data                    (UNAUDITED)         2006             2005              2004
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD            $8.04          $8.12           $8.27                $7.56
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.30           0.56            0.58                 0.66
  Net realized and unrealized gains
   (losses)                                       (0.05)         (0.07)          (0.15)                0.74
   Total from Investment Operations                0.25           0.49            0.43                 1.40
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income (1)                 (0.30)         (0.57)          (0.58)               (0.69)
     Total Distributions Paid                     (0.30)         (0.57)          (0.58)               (0.69)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                  $7.99          $8.04           $8.12                $8.27
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (2)                                 3.10%          6.23%           5.33%               19.05%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $1,555,425     $1,400,747        $848,070             $781,622
  Ratio to average net assets of: (3)
   Expenses, net of reimbursements and
     credits                                       0.90%          0.90%(4)        0.90%(4)             0.90%
   Expenses, before reimbursements and
     credits                                       1.00%          1.03%           1.02%                1.04%
   Net investment income, net of
     reimbursements and credits                    7.39%          6.99%           7.02%                7.90%
   Net investment income, before
     reimbursements and credits                    7.29%          6.86%           6.90%                7.76%
  Portfolio Turnover Rate                         42.00%         69.82%          87.57%              152.16%
  ------------------------------------------------------------------------------------------------------------

                                             HIGH YIELD FIXED INCOME FUND
                                                YEAR            YEAR
                                                ENDED           ENDED
                                              MARCH 31,       MARCH 31,
  Selected per share data                       2003            2002
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD           $7.84           $8.42
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                           0.64            0.76
  Net realized and unrealized gains
   (losses)                                      (0.28)          (0.58)
   Total from Investment Operations               0.36            0.18
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income (1)                (0.64)          (0.76)
     Total Distributions Paid                    (0.64)          (0.76)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $7.56           $7.84
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (2)                                5.10%           2.28%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period     $388,619        $272,110
  Ratio to average net assets of: (3)
   Expenses, net of reimbursements and
     credits                                      0.90%           0.90%
   Expenses, before reimbursements and
     credits                                      1.07%           1.07%
   Net investment income, net of
     reimbursements and credits                   8.61%           9.35%
   Net investment income, before
     reimbursements and credits                   8.44%           9.18%
  Portfolio Turnover Rate                       138.79%         125.63%
  ------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)  Annualized for periods less than one year.

(4) The net expense ratio includes custodian credits of approximately $73,000 and $72,000, which represents 0.01% of average net assets for the fiscal years ended March 31, 2006, and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.


FIXED INCOME FUNDS   14   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                 HIGH YIELD MUNICIPAL FUND
                                             SIX MONTHS
                                                ENDED            YEAR             YEAR              YEAR
                                              SEPT. 30,         ENDED            ENDED              ENDED
                                                 2006         MARCH 31,        MARCH 31,          MARCH 31,
  Selected per share data                    (UNAUDITED)         2006             2005              2004
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD            $9.69           $9.63           $9.61           $9.36
  INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.21            0.42            0.42            0.44
  Net realized and unrealized gains                0.20            0.06            0.02            0.25
   Total from Investment Operations                0.41            0.48            0.44            0.69
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.21)          (0.42)          (0.42)          (0.44)
     Total Distributions Paid                     (0.21)          (0.42)          (0.42)          (0.44)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                  $9.89           $9.69           $9.63           $9.61
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                 4.29%           5.00%           4.75%           7.53%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $268,692        $234,292        $124,859         $89,919
  Ratio to average net assets of: (2)
   Expenses, net of waivers,
     reimbursements and credits                    0.85%           0.85%           0.85%           0.85%
   Expenses, before waivers,
     reimbursements and credits                    0.97%           1.05%           1.07%           1.12%
   Net investment income, net of waivers,
     reimbursements and credits                    4.32%           4.27%           4.43%           4.63%
   Net investment income, before waivers,
     reimbursements and credits                    4.20%           4.07%           4.21%           4.36%
  Portfolio Turnover Rate                         11.02%          12.95%          19.34%          16.56%
  ------------------------------------------------------------------------------------------------------------

                                               HIGH YIELD MUNICIPAL FUND

                                                 YEAR           YEAR
                                                 ENDED          ENDED
                                               MARCH 31,      MARCH 31,
  Selected per share data                        2003           2002
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $9.16             $9.15
  INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                         0.46              0.48
  Net realized and unrealized gains             0.20              0.01
   Total from Investment Operations             0.66              0.49
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                  (0.46)            (0.48)
     Total Distributions Paid                  (0.46)            (0.48)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $9.36             $9.16
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                              7.36%             5.49%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $52,245           $37,844
  Ratio to average net assets of: (2)
   Expenses, net of waivers,
     reimbursements and credits                 0.85%(3)          0.85%
   Expenses, before waivers,
     reimbursements and credits                 1.20%             1.20%
   Net investment income, net of waivers,
     reimbursements and credits                 4.95%             5.24%
   Net investment income, before waivers,
     reimbursements and credits                 4.60%             4.89%
  Portfolio Turnover Rate                      29.13%            38.53%
  ------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) The net expense ratio includes custodian credits of approximately $23,000 or 0.05% of average net assets for the fiscal year ended March 31, 2003. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   15   FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                            INTERMEDIATE TAX-EXEMPT FUND
                                             SIX MONTHS
                                                ENDED            YEAR            YEAR            YEAR
                                              SEPT. 30,          ENDED           ENDED           ENDED
                                                2006           MARCH 31,       MARCH 31,       MARCH 31,
  Selected per share data                    (UNAUDITED)         2006            2005            2004
  --------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD           $10.18          $10.30          $10.57          $10.64
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.19            0.34            0.33            0.33
  Net realized and unrealized gains
   (losses)                                        0.11           (0.08)          (0.18)           0.14
   Total from Investment Operations                0.30            0.26            0.15            0.47
  --------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.19)          (0.34)          (0.33)          (0.33)
   From net realized gains                            -           (0.04)          (0.09)          (0.21)
     Total Distributions Paid                     (0.19)          (0.38)          (0.42)          (0.54)
  --------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $10.29          $10.18          $10.30          $10.57
  --------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                 2.93%           2.56%           1.48%           4.50%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $557,620        $560,492        $578,274        $631,627
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                                0.75%           0.85%           0.85%           0.85%
   Expenses, before waivers and
     reimbursements                                0.85%           0.99%           1.01%           1.04%
   Net investment income, net of waivers
     and reimbursements                            3.62%           3.32%           3.21%           3.10%
   Net investment income, before waivers
     and reimbursements                            3.52%           3.18%           3.05%           2.91%
  Portfolio Turnover Rate                        145.02%         192.60%         194.77%         274.17%
  --------------------------------------------------------------------------------------------------------

                                            INTERMEDIATE TAX-EXEMPT FUND

                                                 YEAR            YEAR
                                                 ENDED           ENDED
                                               MARCH 31,       MARCH 31,
  Selected per share data                        2003            2002
  --------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD           $10.26          $10.40
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.36            0.39
  Net realized and unrealized gains
   (losses)                                        0.61           (0.06)
   Total from Investment Operations                0.97            0.33
  --------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.36)          (0.39)
   From net realized gains                        (0.23)          (0.08)
     Total Distributions Paid                     (0.59)          (0.47)
  --------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $10.64          $10.26
  --------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                 9.61%           3.30%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $668,777        $678,400
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                                0.85%           0.85%
   Expenses, before waivers and
     reimbursements                                1.04%           1.05%
   Net investment income, net of waivers
     and reimbursements                            3.36%           3.79%
   Net investment income, before waivers
     and reimbursements                            3.17%           3.59%
  Portfolio Turnover Rate                        278.90%         162.34%
  --------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

See Notes to the Financial Statements.


FIXED INCOME FUNDS   16   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                 SHORT-INTERMEDIATE
                                                                 U.S. GOVERNMENT FUND
                                             SIX MONTHS
                                                ENDED            YEAR            YEAR            YEAR
                                              SEPT. 30,          ENDED           ENDED           ENDED
                                                2006           MARCH 31,       MARCH 31,       MARCH 31,
  Selected per share data                    (UNAUDITED)         2006            2005            2004
  --------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD            $9.90          $10.06          $10.48          $10.55
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.20            0.30            0.21            0.18
  Net realized and unrealized gains
   (losses)                                        0.08           (0.15)          (0.35)           0.07
   Total from Investment Operations                0.28            0.15           (0.14)           0.25
  --------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.20)          (0.31)          (0.22)          (0.20)
   From net realized gains                            -               -           (0.06)          (0.12)
     Total Distributions Paid                     (0.20)          (0.31)          (0.28)          (0.32)
  --------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                  $9.98           $9.90          $10.06          $10.48
  --------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                 2.89%           1.49%          (1.28)%          2.42%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $130,115        $140,587        $158,201        $198,956
  Ratio to average net assets of: (2)
   Expenses, net of reimbursements                 0.90%           0.90%           0.90%           0.90%
   Expenses, before reimbursements                 1.04%           1.03%           1.04%           1.06%
   Net investment income, net of
     reimbursements                                4.05%           3.01%           2.09%           1.71%
   Net investment income, before
     reimbursements                                3.91%           2.88%           1.95%           1.55%
  Portfolio Turnover Rate                        458.88%         370.67%         185.11%         253.35%
  --------------------------------------------------------------------------------------------------------

                                                 SHORT-INTERMEDIATE
                                                U.S. GOVERNMENT FUND

                                                 YEAR            YEAR
                                                 ENDED           ENDED
                                               MARCH 31,       MARCH 31,
  Selected per share data                        2003          2002 (3)
  --------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD           $10.16          $10.27
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.29            0.42
  Net realized and unrealized gains
   (losses)                                        0.51            0.08
   Total from Investment Operations                0.80            0.50
  --------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.31)          (0.42)
   From net realized gains                        (0.10)          (0.19)
     Total Distributions Paid                     (0.41)          (0.61)
  --------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $10.55          $10.16
  --------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                 7.91%           4.89%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $186,953        $106,121
  Ratio to average net assets of: (2)
   Expenses, net of reimbursements                 0.90%           0.90%
   Expenses, before reimbursements                 1.08%           1.12%
   Net investment income, net of
     reimbursements                                2.58%           3.98%
   Net investment income, before
     reimbursements                                2.40%           3.76%
  Portfolio Turnover Rate                        232.91%         223.09%
  --------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses.

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   17   FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                  TAX-EXEMPT FUND
                                             SIX MONTHS
                                                ENDED            YEAR            YEAR            YEAR
                                              SEPT. 30,          ENDED           ENDED           ENDED
                                                2006           MARCH 31,       MARCH 31,       MARCH 31,
  Selected per share data                    (UNAUDITED)         2006            2005            2004
  --------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD           $10.47          $10.59          $10.98          $10.91
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.21            0.43            0.44            0.44
  Net realized and unrealized gains
   (losses)                                        0.12           (0.06)          (0.21)           0.17
   Total from Investment Operations                0.33            0.37            0.23            0.61
  --------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.21)          (0.43)          (0.44)          (0.44)
   From net realized gains                            -           (0.06)          (0.18)          (0.10)
     Total Distributions Paid                     (0.21)          (0.49)          (0.62)          (0.54)
  --------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $10.59          $10.47          $10.59          $10.98
  --------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                 3.21%           3.50%           2.18%           5.67%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $522,072        $477,295        $468,179        $522,221
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                                0.75%           0.85%           0.85%           0.85%
   Expenses, before waivers and
     reimbursements                                0.85%           1.00%           1.01%           1.05%
   Net investment income, net of waivers
     and reimbursements                            4.04%           4.04%           4.12%           3.98%
   Net investment income, before waivers
     and reimbursements                            3.94%           3.89%           3.96%           3.78%
  Portfolio Turnover Rate                        126.48%         163.06%         150.48%         230.83%
  --------------------------------------------------------------------------------------------------------

                                                    TAX-EXEMPT FUND

                                                 YEAR            YEAR
                                                 ENDED           ENDED
                                               MARCH 31,       MARCH 31,
  Selected per share data                        2003            2002
  --------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD             $10.49          $10.58
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.46            0.47
  Net realized and unrealized gains
   (losses)                                        0.59           (0.09)
   Total from Investment Operations                1.05            0.38
  --------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.46)          (0.47)
   From net realized gains                        (0.17)              -
     Total Distributions Paid                     (0.63)          (0.47)
  --------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $10.91          $10.49
  --------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                10.17%           3.60%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $549,211        $529,099
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                                0.85%           0.85%
   Expenses, before waivers and
     reimbursements                                1.05%           1.04%
   Net investment income, net of waivers
     and reimbursements                            4.23%           4.39%
   Net investment income, before waivers
     and reimbursements                            4.03%           4.20%
  Portfolio Turnover Rate                        208.04%         134.33%
  --------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

See Notes to the Financial Statements.


FIXED INCOME FUNDS   18   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                       U.S. GOVERNMENT FUND
                                             SIX MONTHS
                                               ENDED         YEAR          YEAR        YEAR        YEAR        YEAR
                                             SEPT. 30,      ENDED         ENDED       ENDED       ENDED       ENDED
                                               2006       MARCH 31,     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
  Selected per share data                   (UNAUDITED)      2006          2005        2004        2003      2002 (4)
  -------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD          $9.71        $9.91        $10.41      $10.54      $10.15      $10.29
  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.20         0.33          0.28        0.26        0.36        0.44
  Net realized and unrealized gains
   (losses)                                      0.09        (0.19)        (0.43)       0.02        0.71        0.03
   Total from Investment Operations              0.29         0.14         (0.15)       0.28        1.07        0.47
  -------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                   (0.20)       (0.34)        (0.29)      (0.29)      (0.38)      (0.44)
   From net realized gains                          -            -         (0.06)      (0.12)      (0.30)      (0.17)
     Total Distributions Paid                   (0.20)       (0.34)        (0.35)      (0.41)      (0.68)      (0.61)
  -------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $9.80        $9.71         $9.91      $10.41      $10.54      $10.15
  -------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                               2.99%        1.37%        (1.39)%      2.78%      10.73%       4.65%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $140,830     $157,863      $204,531    $283,548    $352,415    $338,290
  Ratio to average net assets of: (2)
   Expenses, net of reimbursements and
     credits                                     0.90%        0.90%(3)      0.90%       0.90%       0.90%       0.90%
   Expenses, before reimbursements and
     credits                                     1.07%        1.05%         1.03%       1.05%       1.05%       1.05%
   Net investment income, net of
     reimbursements and credits                  4.01%        3.34%         2.78%       2.52%       3.38%       4.29%
   Net investment income, before
     reimbursements and credits                  3.84%        3.19%         2.65%       2.37%       3.23%       4.14%
  Portfolio Turnover Rate                      391.16%      386.93%       142.61%     221.88%     177.76%     150.25%
  -------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) The net expense ratio includes custodian credits of approximately $16,000, which represents 0.01% of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(4) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses.

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   19   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
ARIZONA TAX-EXEMPT FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 97.3%
  ARIZONA - 88.9%
   Arizona School Facilities Board Revenue
     Bonds, State School Improvement,
     Prerefunded,
     5.25%, 7/1/12                                          $3,000        $3,255
   Arizona State Transportation Board
     Highway Revenue Bonds, Prerefunded,
     5.75%, 7/1/09                                           2,390         2,528
   Arizona State University COP, Research
     Infrastructure Project
     (AMBAC Insured),
     5.00%, 9/1/30                                           2,000         2,096
   Arizona State University Revenue Bonds
     (FGIC Insured), Prerefunded,
     5.50%, 7/1/12                                           2,160         2,371
   Chandler Water & Sewerage Revenue
     Bonds (MBIA Insured),
     7.25%, 7/1/09                                             240           263
   Downtown Phoenix Hotel Corp. Revenue
     Bonds, Sub-Series B (FGIC Insured),
     5.00%, 7/1/36                                           1,500         1,574
   Glendale G.O. Bonds,
     2.00%, 7/1/18                                           2,600         2,066
   Glendale IDA Revenue Bonds, Series A,
     Midwestern University,
     4.63%, 5/15/07                                            410           412
     4.75%, 5/15/08                                            425           431
   Maricopa County School District No. 8
     Osborn G.O. Refunding Bonds,
     Bank Qualified (FGIC Insured),
     4.70%, 7/1/14                                           1,000         1,070
   Maricopa County Unified School District
     No. 80 Chandler Capital Appreciation
     G.O. Refunding Bonds (FGIC Insured),
     0.00%, 7/1/09                                           1,000           903
   Maricopa County Unified School District
     No. 89 Dysart G.O. Bonds, Series B,
     School Improvement Project of 2002
     (FSA Insured),
     5.25%, 7/1/15                                           1,600         1,760
   Maricopa County Unified School District
     No. 93-Cave Creek G.O. Unlimited
     Bonds, Series C, School Improvement -
     Project of 2000 (FSA Insured),
     4.00%, 7/1/17                                             400           403
   Mesa Street & Highway Revenue Bonds
     (FSA Insured),
     5.25%, 7/1/24                                             625           718

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 97.3% - CONTINUED
  ARIZONA - 88.9% - (CONTINUED)
   Mesa Utilities System Revenue Bonds
     (FGIC Insured), Prerefunded,
     5.00%, 7/1/09                                             $30           $31
   Northern Arizona University COP,
     Northern Arizona University Resh
     Projects (AMBAC Insured),
     5.00%, 9/1/26                                             400           423
   Northern Arizona University Revenue
     Bonds, Systems (FGIC Insured),
     5.13%, 6/1/19                                             785           836
     5.13%, 6/1/20                                             770           820
   Phoenix Civic Improvement Corp. Excise
     TRB, Series A, Senior Lien,
     Municipal Courthouse Project,
     5.75%, 7/1/15                                           1,325         1,406
   Phoenix Civic Improvement Corp.
     Municipal Facilities Subordinate
     Excise TRB (FGIC Insured),
     5.75%, 7/1/15                                           1,000         1,081
   Phoenix Civic Improvement Corp. Transit
     Excise TRB, Light Rail Project
     (AMBAC Insured),
     5.00%, 7/1/17                                           1,000         1,075
   Phoenix Civic Improvement Corp.
     Wastewater System Revenue Bonds,
     Junior Lien (FGIC Insured),
     Prerefunded,
     6.25%, 7/1/10                                           1,000         1,103
   Phoenix Civic Improvement Corp.
     Wastewater System Revenue Bonds,
     Junior Lien (MBIA Insured),
     5.00%, 7/1/28                                           1,300         1,371
     5.00%, 7/1/29                                             400           422
   Phoenix Civic Improvement Corp. Water
     System Revenue Bonds, Junior Lien
     (FGIC Insured),
     5.50%, 7/1/15                                           2,000         2,190
     5.50%, 7/1/17                                           3,500         3,814
   Phoenix G.O. Bonds,
     4.50%, 7/1/22                                           1,000         1,008
   Phoenix G.O. Bonds, Series B,
     4.50%, 7/1/24                                           1,000         1,017
   Phoenix G.O. Bonds, Series B,
     Various Purpose,
     5.38%, 7/1/20                                           1,000         1,084

See Notes to the Financial Statements.


FIXED INCOME FUNDS   20   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 97.3% - CONTINUED
  ARIZONA - 88.9% - (CONTINUED)
   Phoenix G.O. Refunding Bonds, Series A,
     4.50%, 7/1/15                                          $1,500        $1,530
   Phoenix G.O. Refunding Bonds, Series B,
     4.50%, 7/1/20                                           1,100         1,114
   Pima County G.O. Bonds (FSA Insured),
     4.00%, 7/1/14                                             750           758
   Pima County Unified School District No.
     12 Sunnyside G.O. Bonds (FGIC
     Insured), Prerefunded,
     5.75%, 7/1/09                                           2,000         2,116
   Pima County Unified School District No. 6
     Marana G.O. Refunding Bonds
     (FGIC Insured),
     5.40%, 7/1/14                                           1,300         1,388
   Prescott Valley Municipal Property Corp.
     Municipal Facilities Revenue Bonds
     (FGIC Insured),
     5.00%, 1/1/16                                             580           619
   Salt River Project Agricultural
     Improvement & Power District
     Electrical Systems Revenue Refunding
     Bonds, Series C,
     4.90%, 1/1/08                                             470           476
   Scottsdale Preservation Authority Excise
     TRB (FGIC Insured), Prerefunded,
     6.00%, 7/1/08                                             370           389
  ------------------------------------------------------------------------------
                                                                          45,921
  ------------------------------------------------------------------------------
  PUERTO RICO - 8.4%
   Puerto Rico Commonwealth G.O.
     Unlimited Bonds, Series A, Public
     Improvement,
     5.25%, 7/1/22                                           1,000         1,083
   Puerto Rico Commonwealth
     Infrastructure Financing Authority
     Special Obligation Bonds, Series A,
     Escrowed to Maturity,
     5.50%, 10/1/20                                          2,500         2,702
     5.50%, 10/1/40                                            500           538
  ------------------------------------------------------------------------------
                                                                           4,323
  ------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  ------------------------------------------------------------------------------
  (COST $47,926)                                                          50,244

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  INVESTMENT COMPANIES - 1.4%
   AIM Tax Exempt Cash Fund                                707,119          $707
   Dreyfus Tax-Exempt Cash Management Fund                   2,602             3
  ------------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  ------------------------------------------------------------------------------
  (COST $710)                                                                710
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.7%
  ------------------------------------------------------------------------------
  (COST $48,636)                                                          50,954
   Other Assets less Liabilities - 1.3%                                      677
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                    $51,631

At September 30, 2006, the industry sectors for the Arizona Tax-Exempt Fund were:

                                                                         % OF
  INDUSTRY SECTOR                                                    INVESTMENTS
  Education                                                                  6.4%
  Facilities                                                                 9.2
  General Obligation                                                        18.9
  Higher Education                                                          14.5
  School District                                                           15.0
  Special Obligation                                                         6.4
  Transportation                                                             6.4
  Utilities                                                                  6.3
  Water                                                                     11.8
  All other sectors less than 5%                                             5.1
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

At September 30, 2006, the credit quality distributionfor the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                     %
  AAA                                                                       78.4%
  AA                                                                        16.3
  A                                                                          1.7
  BBB                                                                        2.1
  Cash and Equivalents                                                       1.5
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   21   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 89.0%
  CALIFORNIA - 87.9%
   Antelope Valley Union High School District
     Capital Appreciation G.O. Bonds,
     Series B, Election 2002
     (MBIA Insured),
     0.00%, 8/1/29                                          $3,500        $1,250
   Arcade Water District Revenue COP
     (FGIC Insured), Prerefunded,
     5.00%, 11/1/07                                          1,000         1,035
   California Health Facilities Financing
     Authority Revenue Refunding Bonds,
     Cedars-Sinai Medical Center,
     5.00%, 11/15/13                                         1,000         1,062
   California Infrastructure & Economic
     Development Bank Revenue Bonds,
     Series A, Scripps Research Institute,
     5.75%, 7/1/30                                           1,000         1,038
   California Infrastructure & Economic
     Development Bank Revenue Bonds,
     Series C, J Paul Getty,
     3.90%, Mandatory Put 12/1/11                            2,000         2,024
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A (AMBAC Insured),
     5.50%, 5/1/14                                             500           552
   California State G.O. Refunding Bonds
     (FGIC Insured),
     4.75%, 2/1/19                                           1,000         1,026
   California State G.O. Refunding Bonds,
     5.00%, 2/1/20                                             850           890
     5.00%, 9/1/20                                           2,055         2,208
     5.00%, 3/1/21                                           1,500         1,593
     5.00%, 8/1/22                                             920           977
     5.00%, 3/1/26                                             500           528
   California State Public Works Board Lease
     Revenue Refunding Bonds, Series A,
     Department of Corrections State Prisons
     (AMBAC Insured),
     5.25%, 12/1/13                                          1,350         1,478
   California State Public Works Board Lease
     Revenue Refunding Bonds, Series A,
     Trustees California State University,
     5.25%, 10/1/14                                          3,545         3,670
   California State Public Works Board Lease
     Revenue Refunding Bonds, Series H,
     Department of Corrections
     & Rehabilitation,
     5.00%, 6/1/19                                           2,000         2,134

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 89.0% - CONTINUED
  CALIFORNIA - 87.9% - (CONTINUED)
   California State Various Purpose G.O
     Bonds,
     5.25%, 11/1/24                                         $1,000        $1,075
     4.75%, 3/1/34                                           1,000         1,016
   California Statewide Communities
     Development Authority Revenue COP,
     John Muir/Mount Diablo Health System
     (MBIA Insured),
     5.50%, 8/15/12                                          4,030         4,315
   California Statewide Communities
     Development Authority Student Housing
     Revenue Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.00%, 8/1/12                                           1,775         1,862
   Contra Costa County Home Mortgage
     Revenue Bonds, GNMA Mortgage
     Backed Securities Program (Colld. by
     GNMA), Escrowed to Maturity,
     7.50%, 5/1/14                                           1,000         1,249
   Desert Sands Unified School District G.O.
     Refunding Bonds (AMBAC Insured),
     0.00%, 6/1/13                                           2,750         2,135
   Duarte Redevelopment Agency SFM
     Revenue Refunding Bonds, Series B,
     Mortgage Backed Securities Program
     (Colld. by FNMA), Escrowed to Maturity,
     6.88%, 10/1/11                                            950         1,094
   East Bay Regional Park District G.O.
     Refunding Bonds,
     5.00%, 9/1/17                                             250           256
   Fremont-Newark Community College
     District G.O. Bonds, Series A
     (MBIA Insured),
     5.38%, 8/1/18                                           1,350         1,462
     5.38%, 8/1/19                                             625           677
   Glendale Unified School District G.O.
     Bonds, Series D (MBIA Insured),
     5.38%, 9/1/18                                           1,000         1,076
   Golden State Tobacco Securitization Corp.
     Tobacco Settlement Revenue Refunding
     Bonds, Series A, Enhanced Asset
     Backed (AMBAC Insured),
     5.00%, 6/1/21                                           1,000         1,053
   Golden State Tobacco Securitization Corp.
     Tobacco Settlement Revenue Bonds,
     Series B, Enhanced Asset Backed,
     Escrowed to Maturity,
     5.00%, 6/1/10                                           2,000         2,102

See Notes to the Financial Statements.


FIXED INCOME FUNDS   22   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 89.0% - CONTINUED
  CALIFORNIA - 87.9% - (CONTINUED)
   Imperial Irrigation District COP,
     Electric Systems Project,
     6.50%, 11/1/07                                         $2,000        $2,060
   Los Angeles Community College District
     G.O. Bonds, Series E, 2003 Election
     (FSA Insured), (1)
     5.00%, 8/1/17                                           1,000         1,100
   Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured),
     4.75%, 7/1/15                                           1,250         1,296
   Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured), Prerefunded,
     4.75%, 7/1/09                                             850           887
   Los Angeles Department of Water &
     Power Waterworks Revenue Bonds,
     Series C (MBIA Insured),
     5.00%, 7/1/29                                           1,300         1,369
   Los Angeles Unified School District G.O.
     Bonds, Series E, Election of 1997
     (MBIA Insured), Prerefunded,
     5.50%, 7/1/12                                           1,060         1,170
   Metropolitan Water District of Southern
     California Waterworks Revenue Bonds,
     Series A, Prerefunded,
     5.50%, 7/1/09                                           1,350         1,435
   Modesto Wastewater Revenue Refunding
     Bonds, Series A (FSA Insured),
     5.25%, 11/1/18                                          1,000         1,104
   Newark Unified School District Capital
     Appreciation G.O. Bonds, Series D,
     Election of 1997 (FSA Insured),
     0.00%, 8/1/24                                           2,430         1,106
   Orange County Water District COP,
     Series B (MBIA Insured),
     5.38%, 8/15/18                                          1,000         1,089
   Ross Elementary School District G.O.
     Unlimited Bonds, Election 2006
     (MBIA Insured),
     5.25%, 8/1/27                                             455           494
   Sacramento County Sanitation District
     Financing Authority Revenue Bonds,
     Series A,
     5.60%, 12/1/16                                            915           918

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 89.0% - CONTINUED
  CALIFORNIA - 87.9% - (CONTINUED)
   San Francisco City & County Airport
     Commission International Airport
     Revenue Refunding Bonds, Second
     Series Issue 20 (MBIA Insured),
     4.75%, 5/1/15                                            $500          $512
   San Francisco City & County G.O. Bonds,
     Series A, Educational Facilities
     Community College Project,
     5.75%, 6/15/20                                            700           738
   San Gabriel Unified School District G.O
     Bonds, Series A (FSA Insured),
     5.38%, 8/1/18                                             180           196
   San Jose Airport Revenue Bonds,
     Series A (FGIC Insured),
     5.25%, 3/1/16                                           1,000         1,060
   San Marcos Public Facilities Authority
     Capital Appreciation Custom Receipts
     Revenue Bonds, Escrowed to Maturity,
     0.00%, 7/1/11                                           1,000           840
   San Mateo County Community College
     District G.O. Bonds, Series A,
     Election of 2001 (FGIC Insured),
     5.00%, 9/1/21                                           1,000         1,066
   San Mateo County Transit District Revenue
     Bonds, Series A (MBIA Insured),
     Prerefunded,
     5.00%, 6/1/10                                             575           606
   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A, Subregional
     Wastewater Project (FGIC Insured),
     4.75%, 9/1/16                                           1,000         1,016
   Southern California Public Power Authority
     Capital Appreciation Subordinate
     Revenue Refunding Bonds, Southtran
     Transmission Project,
     0.00%, 7/1/14                                           1,000           731
   Southern California Public Power Authority
     Power Project Revenue Bonds,
     6.75%, 7/1/12                                           2,100         2,399
   University of California Revenue Bonds,
     Series A, Limited Project
     (MBIA Insured),
     4.75%, 5/15/26                                          1,900         1,945
   University of California Revenue Bonds,
     Series B, Limited Project,
     4.75%, 5/15/38                                          1,750         1,771

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   23   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 89.0% - CONTINUED
  CALIFORNIA - 87.9% - (CONTINUED)
   University of California Revenue Bonds,
     Series C (MBIA Insured),
     4.75%, 5/15/31                                         $2,000        $2,045
   Washington Township Healthcare District
     Revenue Bonds,
     4.50%, 7/1/07                                           1,005         1,008
     5.00%, 7/1/09                                             250           256
  ------------------------------------------------------------------------------
                                                                          71,054
  ------------------------------------------------------------------------------
  VIRGIN ISLANDS - 1.1%
   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Note,
     5.63%, 10/1/10                                            855           879
  ------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  ------------------------------------------------------------------------------
  (COST $68,830)                                                          71,933

  SHORT-TERM INVESTMENTS - 11.2%
   Bay Area Toll Authority Revenue VRDB,
     Series C, San Francisco Bay Area
     (AMBAC Insured),
     3.57%, 10/5/06                                          2,600         2,600
   California Health Facilities Financing
     Authority Revenue VRDB, Series J,
     Health Facilities-Catholic (Bank of
     America N.A. LOC),
     3.59%, 10/4/06                                            100           100
   California State Department of Water
     Resources Power Supply Revenue
     VRDB, Subseries F-2 (JP Morgan Chase
     Bank LOC),
     3.70%, 10/2/06                                          3,400         3,400
   California State Department of Water
     Resources Power Supply VRDB,
     Series B-2 (BNP Paribas LOC),
     3.66%, 10/2/06                                            100           100
   California State Department of Water
     Resources Power Supply VRDB,
     Series C-7 (FSA Insured),
     3.59%, 10/5/06                                            550           550
   California State Economic Recovery
     Revenue VRDB, Series C-8
     (Lloyds TSB Bank PLC LOC),
     3.65%, 10/2/06                                            200           200

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 11.2% - CONTINUED
   Irvine Improvement Act 1915 Limited
     Obligation Special Assessment VRDB,
     Assessment District No. 93-14
     (Bank of America N.A. LOC),
     3.65%, 10/2/06                                           $200          $200
   Los Angeles Department of Water &
     Power Waterworks Revenue VRDB,
     Subseries B-1,
     3.68%, 10/5/06                                            100           100
   Metropolitan Water District of Southern
     California Waterworks Revenue
     Refunding VRDB, Series C1,
     3.57%, 10/5/06                                            200           200
   Orange County Sanitation District VRDB
     COP,
     3.65%, 10/2/06                                          1,550         1,550
   San Francisco City & County
     Redevelopment Agency Multifamily
     Revenue VRDB, Series A, Bayside
     Village Project (Bank One Arizona
     N.A. LOC),
     3.62%, 10/4/06                                            100           100
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $9,100)                                                            9,100
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.2%
  ------------------------------------------------------------------------------
  (COST $77,930)                                                          81,033
   Liabilities less Other Assets - (0.2)%                                   (201)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                    $80,832

(1)  When-Issued Security

At September 30, 2006, the industry sectors for the California Intermediate Tax-Exempt Fund were:

                                                                         % OF
  INDUSTRY SECTOR                                                    INVESTMENTS
  General Obligation                                                        16.7%
  Higher Education                                                          15.3
  Medical                                                                    8.3
  Power                                                                     12.1
  School District                                                            9.2
  Transportation                                                             6.7
  Utilities                                                                  8.1
  All other sectors less than 5%                                            23.6
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


FIXED INCOME FUNDS   24   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

At September 30, 2006, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                     %
  AAA                                                                       53.8%
  AA                                                                         9.4
  A                                                                         25.9
  BBB                                                                        1.1
  Cash and Equivalents                                                       9.8
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   25   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 98.8%
  CALIFORNIA - 91.3%
   Alameda County Unified School District
     Capital Appreciation G.O. Bonds, Series
     A (FSA Insured),
     0.00%, 8/1/29                                          $2,000          $714
   Alameda County Water District Revenue
     Refunding Bonds (MBIA Insured),
     4.75%, 6/1/20                                           2,000         2,044
   Anaheim PFA Revenue Bonds, Electric
     System Distributing Facilities
     (MBIA Insured),
     5.00%, 10/1/28                                          2,000         2,061
   Anaheim PFA Tax Allocation Revenue
     Bonds, Series A, Redevelopment Project
     (MBIA Insured),
     5.25%, 2/1/18                                             250           256
   Anaheim Union High School District
     Capital Appreciation G.O. Bonds,
     Election 2002 (MBIA Insured),
     0.00%, 8/1/28                                             575           216
   Aztec Shops Ltd. Auxiliary Organization
     Student Housing Revenue Bonds,
     San Diego State University,
     6.00%, 9/1/31                                           2,000         2,117
   Beverly Hills Unified School District G.O
     Bonds, Series A, Prerefunded,
     5.38%, 8/1/12                                           1,370         1,505
   California Educational Facilities Authority
     Capital Appreciation Revenue Bonds,
     Loyola Marymount (MBIA Insured),
     Prerefunded,
     0.00%, 10/1/09                                          4,435         1,206
     0.00%, 10/1/09                                          3,435           820
   California Educational Facilities Authority
     Revenue Refunding Bonds, University of
     the Pacific,
     5.00%, 11/1/30                                          1,500         1,561
   California Health Facilities Finance
     Authority Revenue Bonds, Series A,
     Cedars-Sinai Medical Center,
     Prerefunded,
     6.13%, 12/1/09                                          3,350         3,641
   California Infrastructure & Economic
     Development Bank Revenue Bonds,
     Series A, Scripps Research Institute,
     5.75%, 7/1/30                                             250           259
   California State G.O. Bonds,
     5.13%, 6/1/24                                           2,000         2,086

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 98.8% - CONTINUED
  CALIFORNIA - 91.3% - (CONTINUED)
   California State G.O. Refunding Bonds
     (FGIC Insured),
     4.75%, 2/1/29                                          $1,000        $1,011
   California State G.O. Refunding Bonds,
     4.38%, 10/1/17                                          1,390         1,406
     5.00%, 2/1/20                                           1,000         1,047
     5.00%, 9/1/20                                             650           698
     5.00%, 3/1/21                                           1,000         1,062
     5.00%, 8/1/22                                             500           531
     5.00%, 3/1/26                                           1,000         1,057
   California State Public Works Board Lease
     Revenue Refunding Bonds, Series B,
     Various Community College Project
     (AMBAC Insured),
     5.63%, 3/1/16                                           1,000         1,022
   California State Public Works Board Lease
     Revenue Refunding Bonds, Series H,
     Department of Corrections &
     Rehabilitation,
     5.00%, 6/1/19                                             500           534
   California State University Foundation
     Revenue Bonds, Series A, Sacramento
     Auxiliary (MBIA Insured), Prerefunded,
     5.50%, 10/1/12                                            500           554
     5.50%, 10/1/12                                            500           554
   California State Various Purpose G.O.
     Bonds,
     4.75%, 3/1/34                                           1,000         1,016
   California Statewide Communities
     Development Authority Student Housing
     Revenue Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.63%, 8/1/34                                           1,000         1,056
   Dry Creek Joint Elementary School District
     Capital Appreciation G.O. Bonds,
     Series A (FSA Insured),
     0.00%, 8/1/09                                             400           361
   East Bay Municipal Utilities District Water
     System Revenue Bonds (MBIA Insured),
     5.00%, 6/1/26                                           1,000         1,042
   East Bay Regional Park District G.O.
     Refunding Bonds,
     5.00%, 9/1/17                                           2,250         2,306

See Notes to the Financial Statements.


FIXED INCOME FUNDS   26   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 98.8% - CONTINUED
  CALIFORNIA - 91.3% - (CONTINUED)
   Fillmore Unified School District Capital
     Appreciation G.O. Bonds, Series A
     (FGIC Insured),
     0.00%, 7/1/10                                            $515          $449
   Folsom G.O. Bonds, Series D, School
     Facilities Project (FGIC Insured),
     5.70%, 8/1/13                                             200           207
   Fremont-Newark Community College
     District G.O. Bonds, Series A
     (MBIA Insured),
     5.38%, 8/1/19                                             750           812
   Glendale Unified School District G.O.
     Bonds, Series D (MBIA Insured),
     5.38%, 9/1/18                                             665           715
   Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series B, Enhanced
     Asset Backed, Prerefunded,
     5.38%, 6/1/10                                           2,220         2,362
     5.63%, 6/1/13                                           2,000         2,235
   Huntington Beach Union High School
     District G.O. Bonds, Election 2004
     (FSA Insured),
     5.00%, 8/1/29                                           1,155         1,217
   Imperial Irrigation District COP,
     Electric Systems Project,
     6.50%, 11/1/07                                          1,600         1,648
   Imperial Irrigation District Refunding COP,
     Electric Systems Project (MBIA
     Insured),
     5.20%, 11/1/09                                            175           184
   Lemoore Union High School District G.O.
     Bonds (AMBAC Insured),
     6.00%, 1/1/12                                             200           224
   Los Angeles Community College District
     G.O. Bonds, Series E, 2003 Election
     (FSA Insured), (1)
     5.00%, 8/1/17                                           2,000         2,200
   Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured),
     4.75%, 7/1/15                                           1,750         1,814
   Los Angeles County Metropolitan
     Transportation Authority Sales TRB,
     Series B, Property A-First Tier
     (FSA Insured), Prerefunded,
     4.75%, 7/1/09                                           1,150         1,200

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 98.8% - CONTINUED
  CALIFORNIA - 91.3% - (CONTINUED)
   Los Angeles Department of Water &
     Power Waterworks Revenue Bonds,
     Series C (MBIA Insured),
     5.00%, 7/1/29                                          $1,500        $1,580
   Los Angeles Harbor Department Revenue
     Bonds, Escrowed to Maturity,
     7.60%, 10/1/18                                             35            43
   Modesto Irrigation District Refunding COP,
     Series B, Capital Improvements
     Projects,
     5.30%, 7/1/22                                           1,655         1,656
   Monrovia Unified School District Capital
     Appreciation G.O. Bonds, Series A
     (MBIA Insured),
     0.00%, 8/1/10                                             720           626
   Monterey Regional Water Pollution Control
     Agency Wastewater Revenue Bonds
     (AMBAC Insured),
     5.00%, 6/1/24                                           1,025         1,101
   Natomas Unified School District G.O.
     Unlimited Bonds, Series B, Election 2002
     (FGIC Insured),
     5.00%, 9/1/27                                           1,000         1,056
   New Haven Unified School District G.O.
     Refunding Bonds (FSA Insured),
     5.75%, 8/1/20                                             320           355
   Oakland G.O. Bonds, Measure I
     (FGIC Insured), Prerefunded,
     5.60%, 12/15/06                                           200           205
   Perris Unified High School District Capital
     Appreciation G.O. Bonds, Series B
     (FGIC Insured),
     0.00%, 9/1/26                                           1,000           425
   Rio Hondo Community College District G.O.
     Bonds, Series A, School Facilities
     Construction & Improvement
     (MBIA Insured), Prerefunded,
     5.25%, 8/1/14                                           2,000         2,223
   Ross Elementary School District G.O.
     Unlimited Bonds, Election 2006
     (MBIA Insured),
     5.25%, 8/1/27                                             850           923
   Sacramento City Financing Authority
     Revenue Bonds, Series A, Capital
     Improvement (AMBAC Insured),
     5.00%, 12/1/32                                          1,720         1,791

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   27   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 98.8% - CONTINUED
  CALIFORNIA - 91.3% - (CONTINUED)
   Sacramento County Sanitation District
     Financing Authority Revenue Bonds, Series A,
     5.60%, 12/1/16                                           $305          $306
   San Francisco City & County Airport
     Commission International Airport
     Revenue Refunding Bonds, Second
     Series Issue 20 (MBIA Insured),
     4.75%, 5/1/15                                           1,000         1,025
   San Francisco City & County G.O. Bonds,
     Series A, Educational Facilities
     Community College Project,
     5.75%, 6/15/20                                          1,200         1,265
   San Francisco State Building Authority
     Lease Revenue Bonds, Series A,
     Department of General Services,
     5.00%, 10/1/13                                          4,250         4,575
   San Gabriel Unified School District G.O.
     Bonds, Series A (FSA Insured),
     5.38%, 8/1/19                                             200           217
     5.38%, 8/1/20                                             225           245
   San Gabriel Unified School District G.O.
     Bonds, Series A (FSA Insured),
     Prerefunded,
     5.38%, 8/1/12                                           1,730         1,901
   San Jose Airport Revenue Bonds, Series A
     (FGIC Insured),
     5.25%, 3/1/16                                             440           466
   San Jose G.O. Bonds, Libraries & Public
     Safety Project,
     4.25%, 9/1/23                                             770           774
   San Jose Unified School District Santa
     Clara County G.O. Bonds, Series A
     (FSA Insured),
     5.38%, 8/1/19                                             500           541
   San Mateo County Transit District Revenue
     Bonds, Series A (MBIA Insured),
     Prerefunded,
     4.50%, 6/1/10                                           1,225         1,270
     5.00%, 6/1/10                                             500           527
   Santa Margarita-Dana Point Authority
     Revenue Bonds, Series B, California
     Improvements Districts 3, 3a, 4, & 4a
     (MBIA Insured),
     7.25%, 8/1/09                                           1,150         1,264

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 98.8% - CONTINUED
  CALIFORNIA - 91.3% - (CONTINUED)
   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A
     (FGIC Insured),
     5.25%, 9/1/16                                             $35           $39
   Santa Rosa Wastewater Revenue
     Refunding Bonds, Series A, Subregional
     Wastewater Project (FGIC Insured),
     4.75%, 9/1/16                                             200           203
   South Placer Wastewater Authority
     Revenue Bonds, Series A (FGIC
     Insured), Prerefunded,
     5.00%, 11/1/10                                          2,410         2,574
   Torrance Hospital Revenue Bonds, Series
     A, Torrance Memorial Medical Center,
     6.00%, 6/1/22                                             500           546
   University of California Revenue Bonds,
     Series A, Limited Project (MBIA
     Insured),
     4.75%, 5/15/26                                          1,000         1,024
   University of California Revenue Bonds,
     Series B, Limited Project,
     4.75%, 5/15/38                                          2,525         2,555
   University of California Revenue Bonds,
     Series C (MBIA Insured),
     4.75%, 5/15/31                                          1,000         1,022
   University of California Revenue Bonds,
     Series Q, Multiple Purpose Projects
     (FSA Insured),
     5.00%, 9/1/31                                           2,000         2,094
   Vista Unified School District G.O. Bonds,
     Series A (FSA Insured),
     5.38%, 8/1/16                                             100           109
     5.38%, 8/1/17                                             190           207
   Vista Unified School District G.O. Bonds,
     Series A (FSA Insured), Prerefunded,
     5.38%, 8/1/12                                             400           440
   Walnut Valley Unified School District G.O.
     Refunding Bonds, Series A
     (MBIA Insured),
     7.20%, 2/1/16                                           1,000         1,187
   Washington Township Healthcare District
     Revenue Bonds,
     5.00%, 7/1/09                                             405           414
     5.00%, 7/1/11                                             500           515
     5.00%, 7/1/12                                           1,270         1,307
  ------------------------------------------------------------------------------
                                                                          89,606
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS   28   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 98.8% - CONTINUED
  PUERTO RICO - 6.2%
   Puerto Rico Commonwealth Highway &
     Transportation Authority Revenue
     Bonds, Series B (MBIA Insured),
     Prerefunded,
     5.75%, 7/1/10                                          $1,600        $1,739
   Puerto Rico Commonwealth Infrastructure
     Financing Authority Special Obligation
     Bonds, Series A, Escrowed to Maturity,
     5.50%, 10/1/40                                          4,000         4,305
  ------------------------------------------------------------------------------
                                                                           6,044
  ------------------------------------------------------------------------------
  VIRGIN ISLANDS - 1.3%
   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax Lien Note,
     5.63%, 10/1/10                                          1,280         1,315
  ------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  ------------------------------------------------------------------------------
  (COST $91,064)                                                          96,965
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.8%
  ------------------------------------------------------------------------------
  (COST $91,064)                                                          96,965
   Other Assets less Liabilities - 1.2%                                    1,160
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                    $98,125

(1)  When-Issued Security

At September 30, 2006, the industry sectors for the California Tax-Exempt Fund were:

                                                                         % OF
  INDUSTRY SECTOR                                                    INVESTMENTS
  General Obligation                                                       16.0%
  Higher Education                                                         18.5
  Medical                                                                   6.6
  Power                                                                     5.7
  School District                                                          14.1
  Transportation                                                            6.8
  Utilities                                                                 5.4
  All other sectors less than 5%                                           26.9
  ------------------------------------------------------------------------------
  Total                                                                   100.0%

At September 30, 2006, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                  %
  AAA                                                                      60.0%
  AA                                                                       11.0
  A                                                                        25.5
  BBB                                                                       3.5
  ------------------------------------------------------------------------------
  Total                                                                   100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   29   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  ASSET-BACKED SECURITIES - 12.6%
  COMMERCIAL MORTGAGE SERVICES - 12.2%
   Banc of America Commercial
     Mortgage, Inc., Series 2004-5,
     Class A2,
     4.18%, 11/10/41                                        $4,810        $4,694
   Bear Stearns Commercial Mortgage
     Securities, Series 2005-PWR9,
     Class A2,
     4.74%, 9/11/42                                          5,465         5,387
   Bear Stearns Commercial Mortgage
     Securities, Series 2006-PW13,
     Class A4,
     5.54%, 9/11/41                                          8,960         9,083
   Chase Manhattan Bank-First Union
     National Bank, Series 1999-1,
     Class A2,
     7.44%, 8/15/31                                          5,025         5,296
   Commercial Mortgage Acceptance
     Corp., Series 1998-C2, Class A3,
     6.04%, 9/15/30                                          5,319         5,375
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 2002-CKN2,
     Class A3,
     6.13%, 4/15/37                                          3,025         3,148
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 2004-C5,
     Class A2,
     4.18%, 11/15/37                                         7,780         7,556
   GMAC Commercial Mortgage
     Securities, Inc., Series 2002-C3,
     Class A2,
     4.93%, 7/10/39                                          2,555         2,518
   Greenwich Capital Commercial
     Funding Corp., Series 2005-GG3,
     Class A2,
     4.31%, 8/10/42                                          2,155         2,105
   Greenwich Capital Commercial
     Funding Corp., Series 2006-GG7,
     Class A4,
     6.11%, 7/10/38                                          8,699         9,108
   JP Morgan Chase Commercial
     Mortgage Securities Corp.,
     Series 2005-LDP1, Class A2,
     4.63%, 3/15/46                                          3,785         3,727
   LB-UBS Commercial Mortgage Trust,
     Series 2005-C3, Class A2,
     4.55%, 7/15/30                                          7,982         7,839

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  ASSET-BACKED SECURITIES - 12.6% - CONTINUED
  COMMERCIAL MORTGAGE SERVICES - 12.2% - (CONTINUED)
   LB-UBS Commercial Mortgage Trust,
     Series 2005-C5, Class A2,
     4.89%, 9/15/30                                         $5,795        $5,751
   LB-UBS Commercial Mortgage Trust,
     Series 2006-C6, Class A4, (1)
     5.37%, 9/15/39                                          8,920         8,964
   Merrill Lynch Mortgage Trust,
     Series 2004-BPC1, Class A2,
     4.07%, 10/12/41                                         4,955         4,821
   Morgan Stanley Capital I,
     Series 2003-T11, Class A4,
     5.15%, 6/13/41                                          8,965         8,906
   Morgan Stanley Capital I,
     Series 2006-HQ9, Class A4,
     5.73%, 7/12/44                                         10,860        11,155
   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP1, Class A4,
     6.66%, 2/15/33                                          3,300         3,465
   Morgan Stanley Dean Witter Capital I,
     Series 2001-TOP3, Class A4,
     6.39%, 7/15/33                                          2,300         2,408
  ------------------------------------------------------------------------------
                                                                         111,306
  ------------------------------------------------------------------------------
  WHOLE LOAN - 0.4%
   Washington Mutual, Inc.,
     Series 2003-AR7, Class A5,
     3.07%, 8/25/33                                          3,396         3,345
  ------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  ------------------------------------------------------------------------------
  (COST $115,096)                                                        114,651

  CORPORATE BONDS - 15.3%
  APPAREL - 0.6%
   Levi Strauss & Co.,
     12.25%, 12/15/12                                        4,445         4,956
  ------------------------------------------------------------------------------
  BANKS - 0.3%
   RBS Capital Trust III,
     5.51%, 9/29/49                                          2,740         2,662
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 7.0%
   ANZ Capital Trust, (2) (3)
     4.48%, 1/29/49                                          4,500         4,362
   General Electric Capital Corp.,
     5.50%, 4/28/11                                          8,565         8,682
   Goldman Sachs Group, Inc.,
     6.45%, 5/1/36                                           3,175         3,240

See Notes to the Financial Statements.


FIXED INCOME FUNDS   30   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 15.3% - CONTINUED
  DIVERSIFIED FINANCIAL SERVICES - 7.0% - (CONTINUED)
   International Lease Finance Corp.,
     5.63%, 9/20/13                                         $4,000        $4,025
   Lehman Brothers Holdings, Inc.,
     5.75%, 7/18/11                                          3,410         3,474
   Merrill Lynch & Co., Inc.,
     6.22%, 9/15/26                                          4,730         4,812
   Nelnet, Inc.,
     7.40%, 9/29/36                                          4,300         4,322
   Power Receivable Finance LLC, (2) (3)
     6.29%, 1/1/12                                           1,392         1,404
   Residential Capital Corp.,
     7.20%, 4/17/09 (2) (3)                                  5,460         5,484
     6.38%, 6/30/10                                          4,240         4,290
   Swiss Re Capital I LP, (2) (3)
     6.85%, 5/29/49                                          5,000         5,142
   TRAINS, (2) (3)
     7.55%, 5/1/16                                          11,935        11,940
   UBS Preferred Funding Trust V,
     6.24%, 5/29/49                                          2,605         2,692
  ------------------------------------------------------------------------------
                                                                          63,869
  ------------------------------------------------------------------------------
  ELECTRIC - 2.7%
   AES (The) Corp.,
     9.50%, 6/1/09                                           3,705         3,955
   Dominion Resources, Inc. of Virginia,
     5.95%, 6/15/35                                          1,955         1,898
   Edison Mission Energy,
     7.73%, 6/15/09                                          3,755         3,858
   FPL Group Capital, Inc.,
     6.35%, 10/1/66                                          3,890         3,938
   PSEG Energy Holdings LLC,
     10.00%, 10/1/09                                         5,215         5,698
   PSEG Power LLC,
     5.50%, 12/1/15                                          5,090         4,981
  ------------------------------------------------------------------------------
                                                                          24,328
  ------------------------------------------------------------------------------
  INSURANCE - 0.9%
   American International Group, Inc.,
     6.25%, 5/1/36                                           2,740         2,879
   Liberty Mutual Group, Inc., (2) (3)
     7.50%, 8/15/36                                          5,130         5,503
  ------------------------------------------------------------------------------
                                                                           8,382
  ------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 15.3% - CONTINUED
  MACHINERY - DIVERSIFIED - 0.4%
   Case New Holland, Inc.,
     9.25%, 8/1/11                                          $3,130        $3,318
  ------------------------------------------------------------------------------
  MEDIA - 0.5%
   Comcast Corp.,
     4.95%, 6/15/16                                          3,610         3,366
     6.45%, 3/15/37                                          1,555         1,556
  ------------------------------------------------------------------------------
                                                                           4,922
  ------------------------------------------------------------------------------
  OIL & GAS - 1.1%
   Premcor Refining Group (The), Inc.,
     9.50%, 2/1/13                                           1,910         2,081
     6.75%, 5/1/14                                           7,385         7,587
  ------------------------------------------------------------------------------
                                                                           9,668
  ------------------------------------------------------------------------------
  PIPELINES - 0.3%
   Consolidated Natural Gas Co.,
     5.00%, 3/1/14                                           2,905         2,769
  ------------------------------------------------------------------------------
  REAL ESTATE - 0.4%
   EOP Operating LP,
     7.88%, 7/15/31                                          3,435         4,041
  ------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS - 0.3%
   iStar Financial, Inc.,
     5.88%, 3/15/16                                          3,110         3,095
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 0.8%
   Verizon Global Funding Corp.,
     5.85%, 9/15/35                                          3,220         3,034
   Verizon New Jersey, Inc.,
     5.88%, 1/17/12                                          2,335         2,359
   Verizon of New England, Inc.,
     6.50%, 9/15/11                                          1,600         1,641
  ------------------------------------------------------------------------------
                                                                           7,034
  ------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS
  ------------------------------------------------------------------------------
  (COST $138,121)                                                        139,044

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  DEBT OBLIGATIONS - 3.2%
  EURO - 3.2%
   Bundesobligation,
     3.50%, 4/8/11                                           1,700         2,146

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   31   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                         (000S)(4)      (000S)
  DEBT OBLIGATIONS - 3.2% - CONTINUED
  EURO - 3.2% - (CONTINUED)
   Deutsche Bundesrepublik,
     4.00%, 7/4/16                                          21,000       $27,260
  ------------------------------------------------------------------------------
                                                                          29,406
  ------------------------------------------------------------------------------
  TOTAL DEBT OBLIGATIONS
  ------------------------------------------------------------------------------
  (COST $29,505)                                                          29,406

  FOREIGN BONDS - 0.8%
  EURO - 0.8%
   Bayer A.G.,
     6.00%, 4/10/12                                          2,300         3,161
   Publicis Group,
     4.13%, 1/31/12                                          1,500         1,887
   TNT N.V.,
     3.88%, 6/1/15                                           1,500         1,832
  ------------------------------------------------------------------------------
                                                                           6,880
  ------------------------------------------------------------------------------
  TOTAL FOREIGN BONDS
  ------------------------------------------------------------------------------
  (COST $6,923)                                                            6,880

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  FOREIGN ISSUER BONDS - 3.1%
  BANKS - 1.5%
   HSBC Holdings PLC,
     6.50%, 5/2/36                                          $2,635         2,797
   Shinsei Finance Cayman Ltd., (2) (3)
     6.42%, 1/29/49                                          5,975         5,934
   Sumitomo Mitsui Banking Corp., (2) (3)
     5.63%, 7/29/49                                          4,725         4,599
  ------------------------------------------------------------------------------
                                                                          13,330
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 0.9%
   MUFG Capital Finance 1 Ltd.,
     6.35%, 7/29/49                                          8,155         8,221
  ------------------------------------------------------------------------------
  GAMING - 0.4%
   Galaxy Entertainment Finance
     Co. Ltd., (2) (3)
     9.88%, 12/15/12                                         3,931         4,113
  ------------------------------------------------------------------------------
  INSURANCE - 0.3%
   Allied World Assurance Holdings Ltd.
     of Bermuda,
     7.50%, 8/1/16                                           2,620         2,775
  ------------------------------------------------------------------------------
  TOTAL FOREIGN ISSUER BONDS
  ------------------------------------------------------------------------------
  (COST $28,289)                                                          28,439

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  U.S. GOVERNMENT AGENCIES - 45.8% (5)
  FANNIE MAE - 29.5%
     5.40%, 4/13/09                                        $16,015       $16,017
     5.50%, 2/22/11                                         16,440        16,435
   Pool #255452,
     5.50%, 10/1/19                                          7,920         7,926
   Pool #535714,
     7.50%, 1/1/31                                             247           256
   Pool #535982,
     7.50%, 5/1/31                                             576           597
   Pool #545003,
     8.00%, 5/1/31                                              19            20
   Pool #545437,
     7.00%, 2/1/32                                             553           570
   Pool #545556,
     7.00%, 4/1/32                                             371           381
   Pool #545757,
     7.00%, 6/1/32                                           2,702         2,782
   Pool #555189,
     7.00%, 12/1/32                                          1,769         1,821
   Pool #581806,
     7.00%, 7/1/31                                             801           825
   Pool #725424,
     5.50%, 4/1/34                                          23,983        23,695
   Pool #725787,
     5.00%, 9/1/19                                          19,040        18,735
   Pool #739433,
     5.00%, 10/1/18                                            559           551
   Pool #796371,
     5.00%, 10/1/19                                            298           293
   Pool #796457,
     6.00%, 9/1/34                                          13,545        13,628
   Pool #797773,
     5.00%, 3/1/20                                           2,079         2,043
   Pool #814782,
     7.00%, 4/1/35                                              61            63
   Pool #870724,
     6.50%, 9/1/36                                          10,710        10,907
   Pool TBA, (1)
     5.50%, 10/1/14                                         46,860        46,831
     6.00%, 2/1/49                                          36,813        36,951
     5.00%, 12/31/49                                         6,328         6,079
     5.50%, 12/31/49                                        61,635        60,691
  ------------------------------------------------------------------------------
                                                                         268,097
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS   32   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  U.S. GOVERNMENT AGENCIES - 45.8% (5 ) - CONTINUED
  FREDDIE MAC GOLD - 15.5%
   Pool #A46279,
     5.00%, 7/1/35                                         $40,605       $39,074
   Pool #C00910,
     7.50%, 1/1/30                                             877           912
   Pool TBA, (1)
     5.50%, 5/23/08                                         40,195        39,630
     6.00%, 10/15/34                                        40,275        40,476
     6.50%, 6/1/36                                          21,145        21,535
  ------------------------------------------------------------------------------
                                                                         141,627
  ------------------------------------------------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.8%
   Pool #595091,
     6.00%, 10/15/32                                         2,406         2,439
   Pool #627123,
     5.50%, 3/15/34                                          4,752         4,725
  ------------------------------------------------------------------------------
                                                                           7,164
  ------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  ------------------------------------------------------------------------------
  (COST $417,824)                                                        416,888

  U.S. GOVERNMENT OBLIGATIONS - 6.1%
  U.S. TREASURY BONDS - 3.3%
     6.75%, 8/15/26                                         16,928        21,014
   Principal-Only Treasury Strip,
     0.00%, 5/15/30                                         27,125         8,807
  ------------------------------------------------------------------------------
                                                                          29,821
  ------------------------------------------------------------------------------
  U.S. TREASURY NOTE - 2.8%
     4.88%, 8/15/16                                         24,683        25,150
  ------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  ------------------------------------------------------------------------------
  (COST $53,597)                                                          54,971

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  WARRANTS - 0.0%
   Leap Wireless International,
     Exp. 4/15/10, Strike $96.80 (2) *                         500             -
  ------------------------------------------------------------------------------
  TOTAL WARRANTS
  ------------------------------------------------------------------------------
  (COST $5)                                                                    -

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 44.0%
   FHLB Discount Note,
     4.56%, 10/2/06                                       $263,807      $263,774
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                        136,204       136,204
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $399,978)                                                        399,978
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 130.9%
  ------------------------------------------------------------------------------
  (COST $1,189,338)                                                    1,190,257
   Liabilities less Other Assets - (30.9)%                              (280,884)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $909,373

(1)  When-Issued Security

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(3) Restricted security has been deemed illiquid. At September 30, 2006, the value of these restricted illiquid securities amounted to approximately $48,481,000 or 5.3% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                     ACQUISITION
                                                      ACQUISITION        COST
  SECURITY                                               DATE           (000S)
  ANZ Capital Trust,
  4.48%, 1/29/49                                        9/21/06          $ 4,368
  Galaxy Entertainment Finance Co. Ltd.,
  9.88%, 12/15/12                                   5/9/06-7/21/06         4,141
  Liberty Mutual Group, Inc.,
  7.50%, 8/15/36                                        9/27/06            5,525
  Power Receivable Finance LLC,
  6.29%, 1/1/12                                         9/30/03            1,392
  Residential Capital Corp.,
  7.20%, 4/17/09                                        9/29/06            5,486
  Shinsei Finance Cayman Ltd.,
  6.42%, 1/29/49                                        2/16/06            6,011
  Sumitomo Mitsui Banking Corp.,
  5.63%, 7/29/49                                        7/15/05            4,700
  Swiss Re Capital I LP,
  6.85%, 5/29/49                                        5/4/06             5,000
  TRAINS,
  7.55%, 5/1/16                                         6/7/06            11,831

(4)  Principal amounts stated in local currencies.

(5) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

*    Non-Income Producing Security

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   33   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
FIXED INCOME FUND (continued)

At September 30, 2006, Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

                 AMOUNT         IN         AMOUNT
   CONTRACTS     (LOCAL      EXCHANGE      (LOCAL                 UNREALIZED
  TO DELIVER   CURRENCY)       FOR       CURRENCY)   SETTLEMENT      GAIN
   CURRENCY      (000S)      CURRENCY      (000S)       DATE        (000S)
  Euro           7,100     U.S. Dollar     9,064      11/13/06        $38
  --------------------------------------------------------------------------

At September 30, 2006, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                     %
  AAA                                                                      81.4%
  AA                                                                        1.4
  A                                                                         4.7
  BBB                                                                       7.4
  BB                                                                        1.6
  B or Lower                                                                3.3
  Not Rated                                                                 0.2
  -----------------------------------------------------------------------------
  Total                                                                   100.0%

*    Standard & Poor's Rating Servises

See Notes to the Financial Statements.


FIXED INCOME FUNDS   34   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 85.9%
  FLORIDA - 77.1%
   Broward County Airport System Revenue
     Bonds, Series L (AMBAC Insured),
     5.00%, 10/1/13                                         $1,805        $1,944
   Capital Projects Finance Authority
     Student Housing Revenue Bonds,
     Series F-1, Capital Projects Loan
     Program (MBIA Insured),
     4.50%, 10/1/06                                            575           575
   Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding
     Bonds, Series C,
     7.05%, 5/1/15                                             300           320
   Dade County G.O. Unlimited Refunding
     Bonds (MBIA Insured),
     6.50%, 10/1/10                                            400           443
   Florida State Department Environmental
     Protection Preservation Revenue
     Bonds, Series B (FGIC Insured),
     5.25%, 7/1/16                                           2,380         2,585
   Gainesville Utility Systems Revenue
     Bonds, Series A,
     5.25%, 10/1/15                                          1,065         1,164
     5.25%, 10/1/16                                          1,120         1,224
   Hillsborough County School District Sales
     TRB (AMBAC Insured),
     5.00%, 10/1/13                                          1,000         1,082
   Jacksonville Excise Taxes Revenue
     Refunding Bonds, Series C (AMT)
     (MBIA Insured),
     5.25%, 10/1/16                                          1,300         1,395
   JEA St. Johns River Revenue Refunding
     Bonds, Series 17-2,
     5.25%, 10/1/13                                          2,000         2,140
   Lee County Transportation Revenue
     Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/14                                            900           974
   Marco Island Utility System Revenue
     Bonds (MBIA Insured),
     5.25%, 10/1/15                                          2,520         2,753
   Miami-Dade County Aviation Revenue
     Refunding Bonds, Series D, Miami Intl.
     Airport (AMT) (MBIA Insured),
     5.25%, 10/1/18                                          1,645         1,755

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 85.9% - CONTINUED
  FLORIDA - 77.1% - (CONTINUED)
   Miami-Dade County Expressway
     Authority Toll System Revenue Bonds,
     Series B (FGIC Insured),
     5.25%, 7/1/25                                          $2,525        $2,744
   Miami-Dade County School District G.O.
     Refunding Bonds (FSA Insured),
     5.38%, 8/1/14                                           1,000         1,114
   Osceola County Infrastructure Sales
     Surtax Revenue Bonds
     (AMBAC Insured),
     5.38%, 10/1/21                                          1,000         1,084
   Palm Beach County Criminal Justice
     Facilities Revenue Bonds
     (FGIC Insured),
     5.75%, 6/1/13                                           1,550         1,742
   Palm Beach County G.O. Unlimited
     Refunding Bonds, Series B,
     6.50%, 7/1/10                                             250           276
   Palm Beach County Public Improvement
     Revenue Bonds, Convention Center
     Project (FGIC Insured), Prerefunded,
     5.63%, 11/1/11                                          1,085         1,188
   Palm Coast Utility System Revenue Bonds
     (MBIA Insured),
     5.25%, 10/1/21                                          1,000         1,085
   Polk County Utility System Revenue
     Refunding Bonds, Series B
     (FGIC Insured),
     5.00%, 10/1/14                                          1,500         1,635
   Pompano Beach Water & Sewer Revenue
     Bonds (FGIC Insured), Prerefunded,
     5.05%, 7/1/07                                           1,000         1,021
   South Florida Water Management District
     Special Obligation Limited Acquisition
     Revenue Refunding Bonds
     (AMBAC Insured),
     5.25%, 10/1/13                                          1,250         1,373
  ------------------------------------------------------------------------------
                                                                          31,616
  ------------------------------------------------------------------------------
  MICHIGAN - 2.7%
   Michigan State Building Authority
     Revenue Refunding Bonds, Series I,
     Facilities Project (FSA Insured),
     5.25%, 10/15/12                                         1,000         1,087
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   35   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
FLORIDA INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 85.9% - CONTINUED
  PUERTO RICO - 2.6%
   Puerto Rico Municipal Financing Agency
     G.O. Unlimited Bonds, Series A
     (FSA Insured), Prerefunded,
     6.00%, 8/1/09                                          $1,000        $1,077
  ------------------------------------------------------------------------------
  TEXAS - 1.3%
   Panhandle Regional Housing Finance
     Corp. Multifamily Housing Revenue
     Bonds, Series A (Colld. by GNMA),
     6.50%, 7/20/21                                            500           550
  ------------------------------------------------------------------------------
  VIRGIN ISLANDS - 2.2%
   Virgin Islands PFA Revenue Bonds,
     Series A, Gross Receipts Tax
     Lien Notes,
     5.63%, 10/1/10                                            855           878
  ------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  ------------------------------------------------------------------------------
  (COST $34,670)                                                          35,208

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  INVESTMENT COMPANIES - 0.3%
   AIM Tax Exempt Cash Fund                                 26,431            26
   Dreyfus Florida Municipal Money
     Market Fund                                           116,006           116
  ------------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  ------------------------------------------------------------------------------
  (COST $142)                                                                142

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 12.0%
   Brevard County Health Facilities Authority
     Revenue Refunding VRDB, Health First,
     Inc. Project (SunTrust LOC),
     3.84%, 10/2/06                                           $250           250
   Collier County Health Facilities Authority
     Hospital VRDB, Series C-1, Cleveland
     HealthCare (JP Morgan Chase LOC),
     3.89%, 10/2/06                                          1,600         1,600
   Highlands County Health Facilities
     Authority Revenue VRDB, Series A,
     Adventist/Sunbelt (Suntrust Bank LOC),
     3.75%, 10/5/06                                          1,350         1,350

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 12.0% - CONTINUED
   Jacksonville Health Facilities Authority
     Hospital Revenue VRDB, Baptist
     Medical Center Project
     (Wachovia Bank N.A. LOC),
     3.80%, 10/2/06                                           $600          $600
   Sunshine State Governmental Financing
     Commission Revenue VRDB
     (AMBAC Insured),
     3.85%, 10/2/06                                          1,100         1,100
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $4,900)                                                            4,900
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 98.2%
  ------------------------------------------------------------------------------
  (COST $39,712)                                                          40,250
   Other Assets less Liabilities - 1.8%                                      755
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                    $41,005

At September 30, 2006, the industry sectors for the Florida Intermediate Tax-Exempt Fund were:

                                                                         % OF
  INDUSTRY SECTOR                                                    INVESTMENTS
  Airport                                                                    9.2%
  Facilities                                                                 7.0
  General                                                                   23.1
  Medical                                                                    9.5
  Power                                                                      5.3
  Transportation                                                             9.2
  Utilities                                                                 22.0
  All other sectors less than 5%                                            14.7
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

At September 30, 2006, the credit quality distribution for the Florida Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                     %
  AAA                                                                       79.2%
  AA                                                                         5.3
  BBB                                                                        2.1
  Not Rated                                                                  0.8
  Cash and Equivalents                                                      12.6
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

*    Standard & Poor's Rating Servises

See Notes to the Financial Statements.


FIXED INCOME FUNDS   36   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
GLOBAL FIXED INCOME FUND

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         (000S)(1)      (000S)
  DEBT OBLIGATIONS - 98.1%
  BRITISH POUND - 16.4%
   Treasury of Great Britain,
     7.25%, 12/7/07                                            530        $1,018
     5.00%, 3/7/08                                              55           103
     4.00%, 3/7/09                                             500           919
     5.75%, 12/7/09                                            408           785
     4.75%, 6/7/10                                             175           327
     4.25%, 3/7/11                                             235           432
     5.00%, 9/7/14                                             600         1,154
     5.00%, 3/7/25                                             159           323
     4.25%, 3/7/36                                              80           154
  ------------------------------------------------------------------------------
                                                                           5,215
  ------------------------------------------------------------------------------
  CANADIAN DOLLAR - 3.7%
   Government of Canada,
     5.00%, 6/1/14                                           1,230         1,175
  ------------------------------------------------------------------------------
  DANISH KRONE - 3.7%
   Government of Denmark,
     4.00%, 8/15/08                                          6,920         1,185
  ------------------------------------------------------------------------------
  EURO - 36.6%
   Bundesobligation,
     3.25%, 4/17/09                                            410           516
   Buoni Poliennali Del Tesoro,
     4.50%, 5/1/09                                             500           647
     5.25%, 11/1/29                                            590           861
   Deutsche Bundesrepublik,
     4.25%, 1/4/14                                             850         1,118
     4.00%, 7/4/16                                             420           545
     6.25%, 1/4/24                                             450           740
     6.50%, 7/4/27                                             990         1,712
     5.50%, 1/4/31                                              95           150
   Government of Belgium,
     5.75%, 9/28/10                                            270           369
     5.00%, 9/28/11                                            400           539
     4.25%, 9/28/14                                            190           250
   Government of Finland,
     5.00%, 7/4/07                                             500           641
     3.00%, 7/4/08                                             700           879
   Government of France O.A.T.,
     4.75%, 10/25/12                                           500           671
   Government of France Treasury Note
     BTAN,
     2.50%, 7/12/10                                            413           504

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         (000S)(1)      (000S)
  DEBT OBLIGATIONS - 98.1% - CONTINUED
  EURO - 36.6% - (CONTINUED)
   Government of Ireland,
     5.00%, 4/18/13                                            400          $547
   Government of Spain,
     3.25%, 7/30/10                                            413           517
   Portugal Obrigacoes do Tesouro OT,
     5.15%, 6/15/11                                            300           404
  ------------------------------------------------------------------------------
                                                                          11,610
  ------------------------------------------------------------------------------
  JAPANESE YEN - 17.6%
   Government of Japan Five Year Bonds,
     1.10%, 3/20/11                                         80,000           679
   Government of Japan Ten Year Bonds,
     1.80%, 9/21/09                                         60,000           523
     1.90%, 6/21/10                                         75,000           657
     1.40%, 9/20/11                                         53,000           455
     1.50%, 3/20/12                                         15,000           129
     0.80%, 3/20/13                                        160,000         1,310
     1.90%, 6/20/14                                         36,500           319
   Government of Japan Twenty Year Bonds,
     1.90%, 3/22/21                                        180,000         1,515
  ------------------------------------------------------------------------------
                                                                           5,587
  ------------------------------------------------------------------------------
  SWEDISH KRONA - 2.1%
   Kingdom of Sweden,
     5.00%, 1/28/09                                          3,000           423
     9.00%, 4/20/09                                          1,600           247
  ------------------------------------------------------------------------------
                                                                             670
  ------------------------------------------------------------------------------
  UNITED STATES DOLLAR - 18.0%
   Freddie Mac,
     5.13%, 7/15/12                                            750           757
   U.S. Treasury Bonds,
     8.75%, 5/15/17                                            600           801
     6.38%, 8/15/27                                            750           900
     4.50%, 2/15/36                                            165           158
   U.S. Treasury Notes,
     5.00%, 7/31/08                                          1,042         1,047
     4.38%, 12/15/10                                           300           298
     4.13%, 5/15/15                                          1,300         1,255
     5.13%, 5/15/16                                            485           503
  ------------------------------------------------------------------------------
                                                                           5,719
  ------------------------------------------------------------------------------
  TOTAL DEBT OBLIGATIONS
  ------------------------------------------------------------------------------
  (COST $29,088)                                                          31,161

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   37   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
GLOBAL FIXED INCOME FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENT - 1.3%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                           $404          $404
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $404)                                                                404
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 99.4%
  ------------------------------------------------------------------------------
  (COST $29,492)                                                          31,565
   Other Assets less Liabilities - 0.6%                                      189
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                    $31,754

(1)  Principal amounts stated in local currencies.

At September 30, 2006, the quality distribution for the Global Fixed Income Fund as a percentage of investments including cash were:

  QUALITY DISTRIBUTION *                                                     %
  U.S. Government                                                           15.8%
  Other Governments                                                         80.6
  AAA                                                                        2.4
  Cash and Equivalents                                                       1.2
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

*    Standard & Poor's Rating Servises

At September 30, 2006, Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

                 AMOUNT            IN            AMOUNT
   CONTRACTS     (LOCAL         EXCHANGE         (LOCAL                 UNREALIZED
  TO DELIVER   CURRENCY)          FOR          CURRENCY)   SETTLEMENT    GAIN/LOSS
   CURRENCY      (000S)         CURRENCY         (000S)       DATE        (000S)
  British
  Pound            685     Japanese Yen         150,729     10/27/06       $(2)
  British
  Pound          1,716     U.S. Dollar            3,267     10/27/06        53
  British
  Pound            169     U.S. Dollar              320     10/27/06         4
  Canadian
  Dollar           581     U.S. Dollar              521     10/27/06         1
  Danish
  Krone          5,261     U.S. Dollar              902     10/27/06         5
  Swedish
  Krona          2,572     U.S. Dollar              354     10/27/06         2
  U.S.
  Dollar           109     Australian Dollar        145     10/27/06        (1)
  U.S.
  Dollar           320     British Pound            169     10/27/06        (3)
  U.S.
  Dollar           639     Euro                     500     10/27/06        (4)
  U.S.
  Dollar         3,688     Japanese Yen         428,100     10/27/06       (48)
  --------------------------------------------------------------------------------
  Total                                                                     $7

See Notes to the Financial Statements.


FIXED INCOME FUNDS   38   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
HIGH YIELD FIXED INCOME FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 80.2%
  ADVERTISING - 1.1%
   Advanstar Communications, Inc.,
     12.00%, 2/15/11                                        $6,805        $7,162
   Donnelley (R.H.) Corp.,
     8.88%, 1/15/16                                          2,675         2,682
   Donnelley (R.H.), Inc.,
     10.88%, 12/15/12                                        7,263         7,989
  ------------------------------------------------------------------------------
                                                                          17,833
  ------------------------------------------------------------------------------
  AEROSPACE/DEFENSE - 1.0%
   L-3 Communications Corp.,
     6.38%, 10/15/15                                         7,965         7,746
   Moog, Inc.,
     6.25%, 1/15/15                                          7,890         7,535
  ------------------------------------------------------------------------------
                                                                          15,281
  ------------------------------------------------------------------------------
  AGRICULTURE - 0.3%
   Reynolds American, Inc., (1)
     7.88%, 5/15/09                                          4,450         4,647
  ------------------------------------------------------------------------------
  APPAREL - 0.8%
   Levi Strauss & Co.,
     12.25%, 12/15/12                                        2,825         3,150
     9.75%, 1/15/15                                          8,375         8,689
  ------------------------------------------------------------------------------
                                                                          11,839
  ------------------------------------------------------------------------------
  AUTO MANUFACTURERS - 1.8%
   General Motors Corp.,
     7.13%, 7/15/13                                         24,250        21,310
     8.38%, 7/15/33                                          7,225         6,249
  ------------------------------------------------------------------------------
                                                                          27,559
  ------------------------------------------------------------------------------
  AUTO PARTS & EQUIPMENT - 2.0%
   ArvinMeritor, Inc.,
     8.75%, 3/1/12                                          17,700        16,948
   Goodyear Tire & Rubber (The) Co.,
     7.86%, 8/15/11                                          7,200         7,002
   Lear Corp.,
     8.11%, 5/15/09                                          7,425         7,165
  ------------------------------------------------------------------------------
                                                                          31,115
  ------------------------------------------------------------------------------
  BEVERAGES - 0.5%
   Constellation Brands, Inc.,
     7.25%, 9/1/16                                           7,475         7,559
  ------------------------------------------------------------------------------
  BUILDING MATERIALS - 0.5%
   Ply Gem Industries, Inc.,
     9.00%, 2/15/12                                          9,585         7,644
  ------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 80.2% - CONTINUED
  CABLE TELEVISION - 0.9%
   Mediacom Broadband LLC,
     8.50%, 10/15/15                                       $13,975       $13,888
  ------------------------------------------------------------------------------
  CHEMICALS - 2.5%
   BCP Crystal U.S. Holdings Corp.,
     9.63%, 6/15/14                                          2,780         3,016
   Hexion US Finance Corp./Hexion Nova
     Scotia Finance ULC,
     9.00%, 7/15/14                                          6,010         6,130
   Innophos, Inc.,
     8.88%, 8/15/14                                          4,175         4,144
   Lyondell Chemical Co.,
     8.00%, 9/15/14                                         14,375        14,555
   PolyOne Corp.,
     10.63%, 5/15/10                                         5,575         5,993
   PQ Corp.,
     7.50%, 2/15/13                                          5,585         5,306
  ------------------------------------------------------------------------------
                                                                          39,144
  ------------------------------------------------------------------------------
  COMMERCIAL SERVICES - 3.1%
   Corrections Corp. of America,
     6.25%, 3/15/13                                          7,100         6,958
   Dollar Financial Group, Inc.,
     9.75%, 11/15/11                                         4,154         4,532
   Education Management LLC/Education
     Management Corp., (1)
     10.25%, 6/1/16                                          6,525         6,672
   H&E Equipment Services, Inc., (1)
     8.38%, 7/15/16                                          5,675         5,817
   Hertz Corp., (1)
     8.88%, 1/1/14                                          10,500        10,999
   Service Corp. International,
     7.70%, 4/15/09                                          2,615         2,683
     8.00%, 6/15/17 (1)                                      2,500         2,394
   United Rentals North America, Inc.,
     6.50%, 2/15/12                                          7,900         7,623
  ------------------------------------------------------------------------------
                                                                          47,678
  ------------------------------------------------------------------------------
  COMPUTERS - 0.9%
   Sungard Data Systems, Inc.,
     9.13%, 8/15/13                                         13,575        14,050
  ------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES - 6.9%
   American Real Estate Partners
     LP/American Real Estate Finance
     Corp.,
     7.13%, 2/15/13                                         11,010        10,955

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   39   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (CONTINUED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 80.2% - CONTINUED
  DIVERSIFIED FINANCIAL SERVICES - 6.9% - (CONTINUED)
   Ford Motor Credit Co.,
     5.80%, 1/12/09                                        $19,625       $18,683
   General Motors Acceptance Corp.,
     6.75%, 12/1/14                                         28,355        27,682
   Nelnet, Inc.,
     7.40%, 9/29/36                                         11,200        11,257
   Residential Capital Corp., (1)(2)
     7.20%, 4/17/09                                         10,000        10,045
   TRAINS, (1)(2)
     7.55%, 5/1/16                                          28,100        28,113
  ------------------------------------------------------------------------------
                                                                         106,735
  ------------------------------------------------------------------------------
  ELECTRIC - 7.5%
   AES (The) Corp.,
     9.50%, 6/1/09                                          16,290        17,390
   Aquila, Inc.,
     14.88%, 7/1/12                                          6,925         9,089
   CMS Energy Corp.,
     9.88%, 10/15/07                                         5,130         5,329
     8.50%, 4/15/11                                          1,390         1,501
   Edison Mission Energy,
     7.73%, 6/15/09                                         10,285        10,568
     7.50%, 6/15/13 (1)                                     11,425        11,539
   Mirant North America LLC,
     7.38%, 12/31/13                                         7,775         7,785
   NRG Energy, Inc.,
     7.38%, 2/1/16                                          12,200        12,124
   PSEG Energy Holdings LLC,
     10.00%, 10/1/09                                        14,635        15,989
   Reliant Energy, Inc.,
     6.75%, 12/15/14                                         6,545         6,226
   Sierra Pacific Power Co.,
     6.25%, 4/15/12                                          1,300         1,325
   Sierra Pacific Resources,
     8.63%, 3/15/14                                          4,270         4,610
   TECO Energy, Inc.,
     6.75%, 5/1/15                                           4,925         5,048

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 80.2% - CONTINUED
  ELECTRIC - 7.5% - (CONTINUED)
   TXU Corp.,
     6.50%, 11/15/24                                        $8,325        $7,887
  ------------------------------------------------------------------------------
                                                                         116,410
  ------------------------------------------------------------------------------
  ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
   Superior Essex Communications
     LLC/Essex Group, Inc.,
     9.00%, 4/15/12                                          7,475         7,587
  ------------------------------------------------------------------------------
  ENTERTAINMENT - 1.0%
   Isle of Capri Casinos, Inc.,
     7.00%, 3/1/14                                           9,275         8,811
   Warner Music Group,
     7.38%, 4/15/14                                          6,685         6,518
  ------------------------------------------------------------------------------
                                                                          15,329
  ------------------------------------------------------------------------------
  ENVIRONMENTAL CONTROL - 0.8%
   Allied Waste North America,
     9.25%, 9/1/12                                          11,084        11,818
  ------------------------------------------------------------------------------
  FOOD - 1.4%
   Dole Food Co., Inc.,
     7.25%, 6/15/10                                          4,945         4,586
   Pinnacle Foods Holding Corp.,
     8.25%, 12/1/13                                          4,700         4,706
   Smithfield Foods, Inc.,
     7.00%, 8/1/11                                           5,275         5,315
   Supervalu, Inc.,
     7.50%, 5/15/12                                          7,475         7,579
  ------------------------------------------------------------------------------
                                                                          22,186
  ------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 2.9%
   Boise Cascade LLC,
     7.13%, 10/15/14                                         5,710         5,325
   Bowater, Inc.,
     9.00%, 8/1/09                                           7,235         7,488
   Georgia-Pacific Corp.,
     8.13%, 5/15/11                                         16,615        17,030
   Glatfelter, (1)
     7.13%, 5/1/16                                           6,175         6,021
   Verso Paper Holdings LLC and Verson
     Paper, Inc., (1)
     9.13%, 8/1/14                                           3,775         3,799
     11.38%, 8/12/16                                         5,250         5,211
  ------------------------------------------------------------------------------
                                                                          44,874
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS   40   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 80.2% - CONTINUED
  GAMING - 3.3%
   Aztar Corp.,
     7.88%, 6/15/14                                         $4,340        $4,676
   Chukchansi Economic Development Authority, (1)(2)
     8.00%, 11/15/13                                         7,425         7,620
   MGM Mirage,
     8.50%, 9/15/10                                          9,450        10,053
     6.75%, 4/1/13                                           5,825         5,723
   Pinnacle Entertainment, Inc.,
     8.25%, 3/15/12                                          5,050         5,113
   River Rock Entertainment Authority,
     9.75%, 11/1/11                                         10,291        10,934
   Seneca Gaming Corp.,
     7.25%, 5/1/12                                           7,295         7,295
  ------------------------------------------------------------------------------
                                                                          51,414
  ------------------------------------------------------------------------------
  HEALTHCARE - 0.3%
   AMR HoldCo. Inc./Emcare HoldCo. Inc.,
     10.00%, 2/15/15                                         4,835         5,149
  ------------------------------------------------------------------------------
  HEALTHCARE - PRODUCTS - 0.4%
   Accellent, Inc.,
     10.50%, 12/1/13                                         6,775         7,046
  ------------------------------------------------------------------------------
  HEALTHCARE - SERVICES - 2.4%
   HCA, Inc.,
     6.38%, 1/15/15                                          7,260         5,863
     6.50%, 2/15/16                                         19,675        15,740
     7.50%, 11/6/33                                          8,450         6,591
   Tenet Healthcare Corp.,
     7.38%, 2/1/13                                           4,675         4,213
     6.88%, 11/15/31                                         6,225         4,879
  ------------------------------------------------------------------------------
                                                                          37,286
  ------------------------------------------------------------------------------
  HOLDING COMPANIES - DIVERSIFIED - 0.4%
   Kansas City Southern Railway,
     9.50%, 10/1/08                                          6,650         6,916
  ------------------------------------------------------------------------------
  HOME BUILDERS - 1.8%
   KB Home,
     5.75%, 2/1/14                                          11,050        10,013
   Standard-Pacific Corp.,
     7.00%, 8/15/15                                          8,925         8,033

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 80.2% - CONTINUED
  HOME BUILDERS - 1.8% - (CONTINUED)
   Technical Olympic USA, Inc.,
     8.25%, 4/1/11 (1)                                      $6,725        $6,195
     7.50%, 1/15/15                                          5,130         3,924
  ------------------------------------------------------------------------------
                                                                          28,165
  ------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS/WARES - 1.5%
   ACCO Brands Corp.,
     7.63%, 8/15/15                                          4,375         4,233
   American Achievement Corp.,
     8.25%, 4/1/12                                           3,640         3,676
   Gregg Appliances, Inc.,
     9.00%, 2/1/13                                           5,060         4,617
   Spectrum Brands, Inc.,
     7.38%, 2/1/15                                           6,780         5,424
   Visant Holding Corp., (1)
     8.75%, 12/1/13                                          4,625         4,654
  ------------------------------------------------------------------------------
                                                                          22,604
  ------------------------------------------------------------------------------
  INSURANCE - 0.9%
   Crum & Forster Holdings Corp.,
     10.38%, 6/15/13                                        14,080        14,432
  ------------------------------------------------------------------------------
  IRON/STEEL - 0.5%
   Gibraltar Industries, Inc.,
     8.00%, 12/1/15                                          8,650         8,563
  ------------------------------------------------------------------------------
  LEISURE TIME - 0.3%
   Leslie's Poolmart,
     7.75%, 2/1/13                                           4,630         4,561
  ------------------------------------------------------------------------------
  MACHINERY - DIVERSIFIED - 0.7%
   Case New Holland, Inc.,
     9.25%, 8/1/11                                          10,350        10,971
  ------------------------------------------------------------------------------
  MEDIA - 5.8%
   American Media Operations, Inc.,
     10.25%, 5/1/09                                         10,962        10,222
   CCH I Holdings LLC,
     13.50%, 1/15/14                                        17,800        13,661
   CCH I LLC,
     11.00%, 10/1/15                                        16,746        15,239
   Charter Communications Operating LLC/Charter
     Communications Operating Capital, (1)
     8.00%, 4/30/12                                          4,750         4,785
   CSC Holdings, Inc.,
     8.13%, 7/15/09                                         12,025        12,446
     7.25%, 4/15/12 (1)                                      4,315         4,299

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   41   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 80.2% - CONTINUED
  MEDIA - 5.8% - (CONTINUED)
   Dex Media East LLC,
     12.13%, 11/15/12                                       $2,350        $2,623
   Echostar DBS Corp.,
     6.38%, 10/1/11                                          7,250         7,060
     7.00%, 10/1/13 (1)(3)                                   4,800         4,692
   Liberty Media Corp.,
     5.70%, 5/15/13                                          4,350         4,105
     8.25%, 2/1/30                                           3,635         3,628
   Young Broadcasting, Inc.,
     10.00%, 3/1/11                                          7,975         7,447
  ------------------------------------------------------------------------------
                                                                          90,207
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 0.4%
   Park-Ohio Industries, Inc.,
     8.38%, 11/15/14                                         7,220         6,570
  ------------------------------------------------------------------------------
  OIL & GAS - 4.0%
   AmeriGas Partners LP/AmeriGas Eagle
     Finance Corp.,
     7.13%, 5/20/16                                          7,690         7,575
   Denbury Resources, Inc.,
     7.50%, 12/15/15                                         5,175         5,175
   Encore Acquisition Co.,
     7.25%, 12/1/17                                          6,400         6,160
   Giant Industries, Inc.,
     11.00%, 5/15/12                                         4,705         5,081
     8.00%, 5/15/14                                          1,000         1,083
   Inergy LP/Inergy Finance Corp.,
     8.25%, 3/1/16                                           8,300         8,590
   Pioneer Natural Resources Co.,
     6.88%, 5/1/18                                           5,000         4,996
   Quicksilver Resources, Inc.,
     7.13%, 4/1/16                                          10,940        10,366
   Stone Energy Corp., (1)(2)
     8.12%, 7/15/10                                          4,750         4,708
   Whiting Petroleum Corp.,
     7.00%, 2/1/14                                           9,575         9,336
  ------------------------------------------------------------------------------
                                                                          63,070
  ------------------------------------------------------------------------------
  OIL & GAS PRODUCERS - 2.4%
   Chesapeake Energy Corp.,
     7.50%, 6/15/14                                          7,700         7,787
     6.88%, 1/15/16                                         15,225        14,882
   Magnum Hunter Resources, Inc.,
     9.60%, 3/15/12                                          3,285         3,474

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 80.2% - CONTINUED
  OIL & GAS PRODUCERS - 2.4% - (CONTINUED)
   Swift Energy Co.,
     7.63%, 7/15/11                                         $4,950        $4,969
     9.38%, 5/1/12                                           6,460         6,815
  ------------------------------------------------------------------------------
                                                                          37,927
  ------------------------------------------------------------------------------
  OIL & GAS SERVICES - 0.4%
   Dresser-Rand Group, Inc.,
     7.38%, 11/1/14                                          6,262         6,152
  ------------------------------------------------------------------------------
  PACKAGING & CONTAINERS - 3.1%
   Ball Corp.,
     6.63%, 3/15/18                                          6,450         6,337
   Covalence Specialty Materials Corp., (1)
     10.25%, 3/1/16                                          4,650         4,511
   Crown Americas LLC/Crown Americas
     Capital Corp.,
     7.63%, 11/15/13                                        10,525        10,657
   Jefferson Smurfit Corp. U.S.,
     7.50%, 6/1/13                                          10,525         9,709
   Owens-Illinois, Inc.,
     8.10%, 5/15/07                                          4,685         4,732
   Packaging Dynamics Finance Corp., (1)(2)
     10.00%, 5/1/16                                          4,000         4,040
   Solo Cup Co.,
     8.50%, 2/15/14                                          9,350         8,076
  ------------------------------------------------------------------------------
                                                                          48,062
  ------------------------------------------------------------------------------
  PIPELINES - 3.1%
   El Paso Corp.,
     7.75%, 6/15/10                                         14,270        14,769
   Pacific Energy Partners LP/Pacific
     Energy Finance Corp.,
     6.25%, 9/15/15                                          4,725         4,654
   Southern Natural Gas Co.,
     7.35%, 2/15/31                                         16,025        16,606
   Williams Cos., Inc.,
     8.13%, 3/15/12                                         10,750        11,476
  ------------------------------------------------------------------------------
                                                                          47,505
  ------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS - 1.7%
   Crescent Real Estate Equities LP,
     7.50%, 9/15/07                                          4,665         4,700
   Omega Healthcare Investors, Inc.,
     7.00%, 4/1/14                                           7,925         7,846
   Saxon Capital, Inc., (1)(2)
     12.00%, 5/1/14                                          4,850         6,725

See Notes to the Financial Statements.


FIXED INCOME FUNDS   42   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 80.2% - CONTINUED
  REAL ESTATE INVESTMENT TRUSTS - 1.7% - (CONTINUED)
   Trustreet Properties, Inc.,
     7.50%, 4/1/15                                          $6,765        $6,714
  ------------------------------------------------------------------------------
                                                                          25,985
  ------------------------------------------------------------------------------
  RETAIL - 2.6%
   Dave & Buster's, Inc., (1)
     11.25%, 3/15/14                                         6,175         5,866
   GSC Holdings Corp.,
     8.00%, 10/1/12                                          7,125         7,339
   Neiman-Marcus Group, Inc.,
     10.38%, 10/15/15                                       12,925        13,959
   Petro Stopping Centers LP/Petro
     Financial Corp.,
     9.00%, 2/15/12                                          5,680         5,751
   The Restaurant Co.,
     10.00%, 10/1/13                                         7,925         7,321
  ------------------------------------------------------------------------------
                                                                          40,236
  ------------------------------------------------------------------------------
  SOFTWARE - 0.3%
   SS&C Technologies, Inc.,
     11.75%, 12/1/13                                         4,705         4,952
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 6.4%
   American Cellular Corp.,
     10.00%, 8/1/11                                          8,275         8,668
   Centennial Cellular Operating Co.,
     10.13%, 6/15/13                                         3,630         3,857
   Centennial Communications Corp.,
     10.00%, 1/1/13                                          7,300         7,391
   Cincinnati Bell, Inc.,
     8.38%, 1/15/14                                         10,750        10,858
   Citizens Communications Co.,
     9.00%, 8/15/31                                          5,700         6,113
   Hawaiian Telcom Communications, Inc.,
     12.50%, 5/1/15                                          3,725         3,911
   PanAmSat Corp.,
     9.00%, 8/15/14                                          8,936         9,226
   Qwest Capital Funding, Inc.,
     7.90%, 8/15/10                                         14,250        14,642
   Qwest Corp.,
     7.88%, 9/1/11                                           8,125         8,531
     6.88%, 9/15/33                                          8,350         7,619

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  CORPORATE BONDS - 80.2% - CONTINUED
  TELECOMMUNICATIONS - 6.4% - (CONTINUED)
   Rural Cellular Corp.,
     9.75%, 1/15/10                                        $10,310       $10,375
   Windstream Corp., (1)
     8.63%, 8/1/16                                           7,625         8,159
  ------------------------------------------------------------------------------
                                                                          99,350
  ------------------------------------------------------------------------------
  TEXTILES - 0.6%
   Collins & Aikman Floor Cover,
     9.75%, 2/15/10                                          6,575         6,542
   Invista, (1)(2)
     9.25%, 5/1/12                                           2,955         3,125
  ------------------------------------------------------------------------------
                                                                           9,667
  ------------------------------------------------------------------------------
  TRANSPORTATION - 0.5%
   Overseas Shipholding Group,
     8.25%, 3/15/13                                          7,465         7,726
  ------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
  ------------------------------------------------------------------------------
   (COST $1,253,866)                                                   1,247,692

  FOREIGN ISSUER BONDS - 11.3%
  BUILDING MATERIALS - 0.4%
   Ainsworth Lumber Co. Ltd.,
     6.75%, 3/15/14                                          9,645         6,752
  ------------------------------------------------------------------------------
  CHEMICALS - 1.1%
   Nell AF SARL, (1)(2)
     8.38%, 8/15/15                                         10,700        10,620
   Rhodia S.A.,
     7.63%, 6/1/10                                           6,675         6,875
  ------------------------------------------------------------------------------
                                                                          17,495
  ------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER - 0.6%
   Abitibi-Consolidated, Inc.,
     7.75%, 6/15/11                                          6,300         5,764
     8.85%, 8/1/30                                           4,300         3,612
  ------------------------------------------------------------------------------
                                                                           9,376
  ------------------------------------------------------------------------------
  GAMING - 0.7%
   Galaxy Entertainment Finance
     Co. Ltd., (1)(2)
     9.88%, 12/15/12                                        10,975        11,483
  ------------------------------------------------------------------------------
  INSURANCE - 0.5%
   Allied World Assurance Holdings Ltd.
     of Bermuda,
     7.50%, 8/1/16                                           6,525         6,910
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   43   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  FOREIGN ISSUER BONDS - 11.3% - CONTINUED
  LEISURE TIME - 0.4%
   NCL Corp.,
     10.63%, 7/15/14                                        $5,700        $5,515
  ------------------------------------------------------------------------------
  MEDIA - 1.3%
   Kabel Deutschland GmbH, (1)
     10.63%, 7/1/14                                         14,115        15,138
   Rogers Cable, Inc.,
     6.75%, 3/15/15                                          4,750         4,798
  ------------------------------------------------------------------------------
                                                                          19,936
  ------------------------------------------------------------------------------
  MINING - 0.3%
   Novelis, Inc., (1)
     8.25%, 2/15/15                                          5,125         4,869
  ------------------------------------------------------------------------------
  MISCELLANEOUS MANUFACTURING - 0.9%
   Bombardier, Inc., (1)(2)
     6.75%, 5/1/12                                          14,725        14,026
  ------------------------------------------------------------------------------
  OIL & GAS - 0.4%
   Compton Petroleum Finance Corp.,
     7.63%, 12/1/13                                          6,675         6,441
  ------------------------------------------------------------------------------
  RETAIL - 0.3%
   Jean Coutu Group, Inc.,
     7.63%, 8/1/12                                           4,945         5,198
  ------------------------------------------------------------------------------
  SEMICONDUCTORS - 1.3%
   Avago Technologies Finance, (1)
     10.13%, 12/1/13                                        14,000        14,840
   MagnaChip Semiconductor S.A.,
     8.00%, 12/15/14                                         9,650         5,862
  ------------------------------------------------------------------------------
                                                                          20,702
  ------------------------------------------------------------------------------
  TELECOMMUNICATIONS - 2.8%
   Intelsat Bermuda Ltd., (1)
     9.25%, 6/15/16                                          8,650         9,093
   Intelsat Ltd.,
     7.63%, 4/15/12                                         10,450         9,144
   Intelsat Subsidiary Holding Co. Ltd.,
     8.25%, 1/15/13                                          4,110         4,162
   Nortel Networks Ltd., (1)
     10.75%, 7/15/16                                        11,400        12,198
   Rogers Wireless Communications, Inc.,
     7.50%, 3/15/15                                          7,545         8,054
  ------------------------------------------------------------------------------
                                                                          42,651
  ------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  FOREIGN ISSUER BONDS - 11.3% - CONTINUED
  TRANSPORTATION - 0.3%
   OMI Corp.,
     7.63%, 12/1/13                                         $4,800        $4,848
  ------------------------------------------------------------------------------
   TOTAL FOREIGN ISSUER BONDS
  ------------------------------------------------------------------------------
   (COST $180,425)                                                       176,202

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  WARRANTS - 0.0%
   IPCS, Inc., Exp. 7/15/10, Strike $5.50 *                  1,500             -
   Leap Wireless International,
     Exp. 4/15/10, Strike $96.80 (1) *                       2,500             -
   Leap Wireless International,
     Exp. 4/15/10, Strike $96.80 (1) *                       2,000             -
   WRC Media, Inc., (1) *                                    4,059             -
  ------------------------------------------------------------------------------
  TOTAL WARRANTS
  ------------------------------------------------------------------------------
  (COST $10)                                                                   -

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENT - 6.9%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                       $107,604       107,604
  ------------------------------------------------------------------------------
   TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
   (COST $107,604)                                                       107,604
  ------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 98.4%
  ------------------------------------------------------------------------------
   (COST $1,541,905)                                                   1,531,498
   Other Assets less Liabilities - 1.6%                                   23,927
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                 $1,555,425

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

See Notes to the Financial Statements.


FIXED INCOME FUNDS   44   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

(2) Restricted security has been deemed illiquid. At September 30, 2006, the value of these restricted illiquid securities amounted to approximately $100,505,000 or 6.5% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                     ACQUISITION
                                                     ACQUISITION         COST
  SECURITY                                               DATE           (000S)
  Bombardier, Inc.,
  6.75%, 5/1/12                                    12/8/05-6/5/06        $13,796
  Chukchansi Economic Development Authority,
  8.00%, 11/15/13                                  12/2/05-8/22/06         7,554
  Galaxy Entertainment Finance Co. Ltd.,
  9.88%, 12/15/12                                  12/7/05-9/25/06        11,365
  Invista,
  9.25%, 5/1/12                                    4/23/04-2/16/05         2,965
  Nell AF SARL,
  8.38%, 8/15/15                                   8/4/05-8/16/06         10,664
  Packaging Dynamics Finance Corp.,
  10.00%, 5/1/16                                   4/13/06-4/18/06         4,053
  Residential Capital Corp.,
  7.20%, 4/17/09                                       9/29/06            10,047
  Saxon Capital, Inc.,
  12.00%, 5/1/14                                       4/26/06             4,870
  Stone Energy Corp.,
  8.12%, 7/15/10                                       6/23/06             4,738
  TRAINS,
  7.55%, 5/1/16                                    6/7/06-7/13/06         27,828
  ------------------------------------------------------------------------------

(3)  When-Issued Security

*    Non-Income Producing Security

At September 30, 2006, the credit quality distribution for the High Yield Fixed Income Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                     %
  BBB                                                                        0.5%
  BB                                                                        25.2
  B                                                                         51.9
  CCC                                                                       15.2
  Not Rated                                                                  0.5
  Cash and Equivalents                                                       6.7
  -------------------------------------------------------------------------------
  Total                                                                    100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   45   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2%
  ALABAMA - 0.8%
   Butler Industrial Development Board
     Solid Waste Disposal Revenue
     Refunding Bonds (AMT),
     Georgia-Pacific Corp. Project,
     5.75%, 9/1/28                                          $1,000        $1,023
   Camden Industrial Development Board
     Revenue Refunding Bonds, Series A,
     Weyerhaeuser Company,
     6.13%, 12/1/24                                          1,000         1,100
  ------------------------------------------------------------------------------
                                                                           2,123
  ------------------------------------------------------------------------------
  ARIZONA - 2.1%
   Arizona Health Facilities Authority Hospital
     System Revenue Bonds, John C. Lincoln
     Health Network, Prerefunded,
     6.88%, 12/1/10                                          1,000         1,141
   Coconino County PCR Bonds, Series A
     (AMT), Tucson Electric Power Co.,
     7.13%, 10/1/32                                          1,000         1,043
   Navajo County IDA Revenue Bonds (AMT),
     Stone Container Corp. Project,
     7.40%, 4/1/26                                           2,300         2,347
   Peoria IDA Revenue Refunding Bonds,
     Series A, Sierra Winds Life,
     6.25%, 8/15/20                                            500           519
   Yavapai County IDA Hospital Facilities
     Revenue Bonds, Series A,
     Yavapai Regional Medical Center,
     6.00%, 8/1/33                                             500           539
  ------------------------------------------------------------------------------
                                                                           5,589
  ------------------------------------------------------------------------------
  ARKANSAS - 0.2%
   Little Rock Hotel & Restaurant Gross
     Receipts Refunding TRB,
     7.38%, 8/1/15                                             500           591
  ------------------------------------------------------------------------------
  CALIFORNIA - 8.2%
   California Educational Facilities Authority
     Revenue Bonds, Dominican University,
     5.00%, 12/1/36                                          2,000         2,054
   California Health Facilities Financing
     Authority Revenue Refunding Bonds,
     Cedars-Sinai Medical Center,
     5.00%, 11/15/34                                         3,000         3,111
   California Pollution Control Financing
     Authority Solid Waste Disposal PCR
     Refunding Bonds, Series A (AMT),
     USA Waste Services, Inc.,
     5.10%, Mandatory Put 6/1/08                             2,300         2,336

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  CALIFORNIA - 8.2% - (CONTINUED)
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     5.50%, 5/1/09                                            $500          $524
     6.00%, 5/1/14                                             500           560
   California State Public Works Board Lease
     Revenue Bonds, Series C,
     Department of Corrections,
     5.50%, 6/1/15                                           1,000         1,112
   Golden State Tobacco Securitization Corp.
     Tobacco Settlement Revenue Bonds,
     Series A, Enhanced Asset Backed,
     5.00%, 6/1/45                                           2,000         2,052
   Golden State Tobacco Securitization Corp.
     Tobacco Settlement Revenue Bonds,
     Series A-5, Asset Backed,
     7.88%, 6/1/42                                             500           612
   Golden State Tobacco Securitization Corp.
     Tobacco Settlement Revenue Bonds,
     Series B, Enhanced Asset Backed, Prerefunded,
     5.50%, 6/1/13                                           1,000         1,110
   Irvine Unified School District Financing
     Authority Special Tax Bonds, Series A,
     5.13%, 9/1/36                                           2,000         2,032
   Laguna Beach Unified School District G.O.
     Bonds, Election of 2001 (FSA Insured),
     5.00%, 8/1/28                                           1,000         1,046
   Modesto Special Tax Bonds, Community
     Facilities District No. 04-1-VLG2,
     5.10%, 9/1/26                                           2,000         2,046
   Northstar Community Services District No.
     1 Special Tax Bonds,
     5.55%, 9/1/36                                           1,400         1,442
   Tobacco Securitization Authority of
     Southern California TOB, Series A1,
     5.00%, 6/1/37                                           2,000         2,004
  ------------------------------------------------------------------------------
                                                                          22,041
  ------------------------------------------------------------------------------
  COLORADO - 1.0%
   Colorado Health Facilities Authority
     Revenue Bonds, Portercare Adventist
     Health Hospital, Prerefunded,
     6.50%, 11/15/11                                           500           572

See Notes to the Financial Statements.


FIXED INCOME FUNDS   46   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  COLORADO - 1.0% - (CONTINUED)
   Copperleaf Metropolitan District No. 2
     G.O. Limited Tax Convertible to Unlimited
     Tax Bonds,
     5.85%, 12/1/26                                         $1,000        $1,010
     5.95%, 12/1/36                                          1,000         1,010
  ------------------------------------------------------------------------------
                                                                           2,592
  ------------------------------------------------------------------------------
  CONNECTICUT - 0.4%
   Connecticut State Development Authority
     PCR Refunding Bonds, Series B (AMT),
     Connecticut Light & Power,
     5.95%, 9/1/28                                           1,000         1,052
  ------------------------------------------------------------------------------
  DELAWARE - 0.4%
   Delaware State Health Facility Authority
     Revenue Refunding Bonds, Series A,
     Beebe Medical Center Project,
     5.50%, 6/1/24                                           1,000         1,064
  ------------------------------------------------------------------------------
  DISTRICT OF COLUMBIA - 0.2%
   District of Columbia Revenue Bonds,
     Methodist Home of the District of
     Columbia Issue,
     6.00%, 1/1/20                                             400           409
  ------------------------------------------------------------------------------
  FLORIDA - 13.8%
   Belmont Community Development District
     Capital Improvement Special
     Assessment Revenue Bonds, Series B,
     5.13%, 11/1/14                                          2,000         2,035
   Broward County Airport Exempt Facility
     Revenue Bonds (AMT), Learjet, Inc.
     Project,
     7.50%, 11/1/20                                          3,430         4,042
   Capital Projects Finance Authority
     Continuing Care Retirement Community
     Revenue Bonds, Series A, The Glenridge
     on Palmer Ranch Project,
     8.00%, 6/1/32                                             750           840
   Capital Trust Agency Senior Revenue
     Bonds (AMT), Air Cargo,
     Fort Lauderdale Project,
     5.75%, 1/1/32                                             525           550
   Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding Bonds,
     Series C,
     7.05%, 5/1/15                                             400           427

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  FLORIDA - 13.8% - (CONTINUED)
   Gateway Services Community
     Development District Special
     Assessment Bonds, Series B, Sun City
     Center - Fort Meyers Project,
     5.50%, 5/1/10                                            $450          $455
   Halifax Hospital Medical Center Refunding
     & Improvement Revenue Bonds,
     Series A,
     5.38%, 6/1/46                                           2,000         2,108
   Heritage Harbor South Community
     Development District Capital
     Improvement Special Assessment
     Bonds, Series B,
     5.40%, 11/1/08                                             50           50
   Highlands County Health Facilities
     Authority Revenue Bonds, Series A,
     Adventist Health System/Sunbelt,
     Prerefunded,
     6.00%, 11/15/11                                         1,250         1,399
   Hillsborough County IDA PCR Refunding
     Bonds (AMT), Tampa Electric Company,
     4.25%, Mandatory Put 8/1/07                             1,600         1,601
   Islands at Doral III Community District
     Special Assessment Bonds,
     Series 2004-A,
     5.90%, 5/1/35                                             990         1,033
   Miami Beach Health Facilities
     Authority Revenue Refunding Bonds,
     Mount Sinai Medical Center,
     6.75%, 11/15/29                                         1,000         1,123
   Midtown Miami Community
     Development District Special
     Assessment Bonds, Series A,
     6.25%, 5/1/37                                           1,000         1,094
   Old Palm Community Development
     District Special Assessment Bonds,
     Series B, Palm Beach Gardens,
     5.38%, 5/1/14                                           1,135         1,161
   Orange County Health Facilities Authority
     Revenue Bonds, Orlando Regional
     Healthcare,
     5.13%, 11/15/39                                         1,000         1,048
   Palm Glades Community Development
     District Special Assessment Bonds,
     Series B,
     4.85%, 8/1/11                                           2,000         2,012

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   47   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  FLORIDA - 13.8% - (CONTINUED)
   Poinciana Community Development
     District Special Assessment Bonds,
     Series A,
     7.13%, 5/1/31                                            $400          $430
   Polk County Transportation Improvement
     Revenue Bonds (FSA Insured),
     Prerefunded,
     5.63%, 12/1/10                                          1,000         1,089
   Reunion East Community Development
     District Special Assessment Bonds,
     5.80%, 5/1/36                                           1,000         1,036
   Reunion West Community Development
     District Special Assessment Bonds,
     6.25%, 5/1/36                                           1,000         1,056
   South Village Community Development
     District Capital Improvement Revenue
     Bonds, Series A,
     5.70%, 5/1/35                                             985         1,012
   Sterling Hill Community Development
     District Capital Improvement Special
     Assessment Revenue Bonds, Series B,
     5.50%, 11/1/10                                            645           652
   Tern Bay Community Development
     District Capital Improvement Special
     Assessment Revenue Bonds,
     Series B,
     5.00%, 5/1/15                                           2,660         2,703
   Verano Center Community
     Development District Special
     Assessment Bonds, Series B,
     District Number 1 Infrastructure
     Project,
     5.00%, 11/1/12                                          2,000         2,000
   Watergrass Community Development
     District Special Assessment Revenue
     Bonds, Series B, Watergrass
     Development,
     4.88%, 11/1/10                                          2,000         2,011
   Westchester Community Development
     District No. 1 Special Assessment
     Bonds, Community Infrastructure,
     6.00%, 5/1/23                                           2,420         2,568
   Winter Garden Village at Fowler Groves
     Community Development District
     Special Assessment Bonds,
     5.65%, 5/1/37                                           1,500         1,550
  ------------------------------------------------------------------------------
                                                                          37,085
  ------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  GEORGIA - 3.4%
   Atlanta Tax Allocation Bonds,
     Princeton Lakes Project,
     5.50%, 1/1/31                                          $1,235        $1,260
   Chatham County Hospital Authority
     Revenue Bonds, Series A, MEM Health
     University,
     5.50%, 1/1/34                                           3,000         3,195
   Georgia State G.O. Bonds, Series D,
     Prerefunded,
     5.75%, 10/1/10                                            705           762
   Milledgeville-Baldwin County
     Development Authority Revenue Bonds,
     Georgia College & State University
     Foundation,
     6.00%, 9/1/33                                           3,500         3,830
  ------------------------------------------------------------------------------
                                                                           9,047
  ------------------------------------------------------------------------------
  IDAHO - 1.2%
   Madison County Hospital Revenue COP,
     5.25%, 9/1/26                                           1,500         1,567
     5.25%, 9/1/30                                           1,500         1,561
  ------------------------------------------------------------------------------
                                                                           3,128
  ------------------------------------------------------------------------------
  ILLINOIS - 6.2%
   Illinois Development Finance Authority
     Revenue Bonds, Series B,
     Midwestern University,
     6.00%, 5/15/31                                            500           539
   Illinois Educational Facilities Authority
     Student Housing Revenue Bonds,
     Educational Advancement Fund
     University Center Project, Prerefunded,
     6.25%, 5/1/12                                             750           852
   Illinois Finance Authority Revenue Bonds,
     Series A, Three Crowns Park Plaza,
     5.88%, 2/15/38                                          1,500         1,548
   Illinois Finance Authority Revenue Bonds,
     Series A, Illinois Institute of Technology,
     5.00%, 4/1/20                                           3,000         3,143
   Illinois Finance Authority Revenue Bonds,
     Series A, Landing at Plymouth Project,
     6.00%, 5/15/37                                          1,250         1,311
   Illinois Finance Authority Revenue Bonds,
     Series A, Smith Village Project,
     6.25%, 11/15/35                                         3,000         3,156

See Notes to the Financial Statements.


FIXED INCOME FUNDS   48   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  ILLINOIS - 6.2% - (CONTINUED)
   Illinois Finance Authority Student Housing
     Revenue Bonds, Series A, MJH
     Education Assistance IV,
     5.13%, 6/1/35                                          $2,000        $2,039
   Illinois Finance Authority Student Housing
     Revenue Refunding Bonds, Series B,
     Educational Advancement Fund, Inc.,
     University Center, (1)
     5.00%, 5/1/30                                           2,445         2,511
   Illinois Health Facilities Authority Revenue
     Bonds, Riverside Health System,
     6.00%, 11/15/32                                         1,000         1,076
   Illinois Health Facilities Authority Revenue
     Bonds, Series A, Lutheran Senior
     Ministries Obligation, Prerefunded,
     7.38%, 8/15/11                                            500           586
  ------------------------------------------------------------------------------
                                                                          16,761
  ------------------------------------------------------------------------------
  INDIANA - 2.8%
   Delaware County Hospital Authority
     Revenue Bonds, Cardinal Health
     Systems Obligation Group,
     5.13%, 8/1/29                                           3,000         3,090
   Indiana Development Finance Authority
     Environmental Revenue Refunding
     Bonds, USX Corp. Project,
     5.25%, 12/2/11                                          1,000         1,072
   Indiana Health Facility Financing Authority
     Hospital Revenue Bonds, Series A,
     Community Foundation of Northwest
     Indiana,
     6.38%, 8/1/31                                             500           534
     6.00%, 3/1/34                                           1,000         1,062
   North Manchester Revenue Bonds,
     Series A, Peabody Retirement
     Community Project,
     7.25%, 7/1/33                                             750           777
   Petersburg PCR Bonds (AMT),
     Indianapolis Power & Light,
     6.38%, 11/1/29                                          1,000         1,087
  ------------------------------------------------------------------------------
                                                                           7,622
  ------------------------------------------------------------------------------
  IOWA - 4.7%
   Bremer County Healthcare & Residential
     Facilities Revenue Bonds, Bartels
     Lutheran Home Project, Prerefunded,
     7.25%, 11/15/09                                           500           557

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  IOWA - 4.7% - (CONTINUED)
   Bremer County Retirement Facility
     Revenue Bonds, Series A,
     Bartels Lutheran Home Project,
     5.13%, 11/15/20                                          $400          $407
     5.38%, 11/15/27                                           750           766
   Coralville COP, Series D, Coralville Marriott
     Hotel and Convention Center,
     5.25%, 6/1/26                                           2,200         2,323
   Iowa Higher Education Loan Authority
     Revenue Bonds, Series B, Wartburg
     Private College Facilities,
     5.55%, 10/1/37                                          3,000         3,087
   Iowa Higher Education Loan Authority
     Private College Revenue Refunding
     Bonds, Grand View College Project,
     5.10%, 10/1/36                                          2,500         2,518
   Washington County Hospital Revenue
     Bonds, Washington County Hospital
     Project,
     5.38%, 7/1/26                                           1,525         1,564
     5.50%, 7/1/32                                           1,275         1,310
  ------------------------------------------------------------------------------
                                                                          12,532
  ------------------------------------------------------------------------------
  KANSAS - 0.6%
   Olathe Senior Living Facility Revenue
     Bonds, Series A, Aberdeen Village, Inc.,
     Prerefunded,
     8.00%, 5/15/10                                            500           581
   Wyandotte County-Kansas City Unified
     Government Special Obligation
     Revenue Refunding Bonds, Series B,
     Sales Tax Second Lien,
     5.00%, 12/1/20                                          1,000         1,038
  ------------------------------------------------------------------------------
                                                                           1,619
  ------------------------------------------------------------------------------
  LOUISIANA - 0.7%
   Plaquemines Port Harbor & Terminal
     District Revenue Refunding Bonds,
     Series B, Electro-Coal Tranfer Corp.
     Project,
     5.00%, 9/1/07                                           2,000         2,009
  ------------------------------------------------------------------------------
  MAINE - 0.4%
   Maine Finance Authority Solid Waste
     Recycling Facilities Revenue Bonds,
     (AMT), Great Northern Paper Project,
     Bowater Inc.,
     7.75%, 10/1/22                                          1,000         1,009
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   49   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  MARYLAND - 2.2%
   Annapolis Special Obligation Revenue
     Bonds, Series A, Park Place Project,
     5.35%, 7/1/34                                          $1,000        $1,026
   Anne Arundel County Special Obligation
     Bonds, National Business Park Project,
     Prerefunded,
     7.38%, 7/1/10                                             500           567
   Maryland Industrial Development
     Financing Authority Revenue Bonds,
     Series A, Our Lady of Good Counsel
     School,
     6.00%, 5/1/35                                           1,000         1,073
   Maryland State Economic Development
     Corp. Student Housing Revenue Bonds,
     University of Maryland, College Park
     Project, Prerefunded,
     5.63%, 6/1/13                                           1,000         1,113
   Maryland State Health & Higher
     Educational Facilities Authority Revenue
     Bonds, Series A, Mercy Ridge,
     6.00%, 4/1/35                                           1,000         1,063
   Prince Georges County Special Obligation
     Bonds, National Harbor Project,
     5.20%, 7/1/34                                           1,000         1,020
  ------------------------------------------------------------------------------
                                                                           5,862
  ------------------------------------------------------------------------------
  MASSACHUSETTS - 2.6%
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Hampshire College,
     5.70%, 10/1/34                                          1,000         1,064
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Series B, Briarwood, Prerefunded,
     8.25%, 12/1/10                                            500           591
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Waste Management Project (AMT),
     5.50%, Mandatory Put 5/1/14                             1,000         1,068
   Massachusetts State Health & Educational
     Facilities Authority Revenue Bonds,
     Series A, Northern Berkshire Health
     System,
     6.38%, 7/1/34                                           1,000         1,051
   Massachusetts State Health & Educational
     Facilities Authority Revenue Bonds,
     Series B, Northern Berkshire Health
     System,
     6.38%, 7/1/34                                             500           526

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  MASSACHUSETTS - 2.6% - (CONTINUED)
   Massachusetts State Health & Educational
     Facilities Authority Revenue Bonds,
     Series D, Milton Hospital,
     5.25%, 7/1/30                                          $2,150        $2,218
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series E,
     Berkshire Health System,
     6.25%, 10/1/31                                            500           536
  ------------------------------------------------------------------------------
                                                                           7,054
  ------------------------------------------------------------------------------
  MICHIGAN - 3.5%
   Flint Hospital Building Authority
     Revenue Refunding Bonds,
     Hurley Medical Center,
     6.00%, 7/1/20                                           1,000         1,056
   Michigan State Strategic Fund Ltd.
     Obligation Revenue Bonds (AMT),
     Republic Services Inc.,
     4.25%, Mandatory Put 4/1/14                             1,985         1,961
   Michigan State Strategic Fund Ltd.
     Obligation Revenue Refunding Bonds
     (AMT), Dow Chemical Project,
     5.50%, Mandatory Put 6/1/13                             3,685         3,983
   Michigan Strategic Fund PCR Refunding
     Bonds, General Motors Corp.,
     6.20%, 9/1/20                                           2,500         2,514
  ------------------------------------------------------------------------------
                                                                           9,514
  ------------------------------------------------------------------------------
  MINNESOTA - 0.3%
   Duluth Economic Development Authority
     Health Care Facilities Revenue Bonds,
     St. Luke's Hospital,
     7.25%, 6/15/32                                            750           821
  ------------------------------------------------------------------------------
  MISSISSIPPI - 1.9%
   Lowndes County Solid Waste Disposal &
     PCR Refunding Bonds, Series B,
     Weyerhaeuser Co. Project,
     6.70%, 4/1/22                                           1,000         1,210
   Mississippi Business Finance Corp. PCR
     Refunding Bonds, Systems Energy
     Resources, Inc. Project,
     5.90%, 5/1/22                                             630           631
   Mississippi Development Bank
     Special Obligation Revenue Bonds,
     Harrison County Highway Construction
     (FGIC Insured),
     5.00%, 1/1/16                                           3,000         3,251
  ------------------------------------------------------------------------------
                                                                           5,092
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS   50   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  NEW HAMPSHIRE - 0.2%
   New Hampshire Business Finance
     Authority PCR Refunding Bonds,
     Series D (AMT), Public Service Co.
     of New Hampshire,
     6.00%, 5/1/21                                            $500          $522
  ------------------------------------------------------------------------------
  NEW JERSEY - 2.2%
   Middlesex County Improvement
     Authority Revenue Bonds, Series A,
     George Street Student Housing Project,
     5.00%, 8/15/35                                          1,000         1,018
   New Jersey Economic Development
     Authority Revenue Bonds, Cigarette Tax,
     5.75%, 6/15/34                                          1,000         1,072
   New Jersey Economic Development
     Authority Revenue Bonds, Series A,
     First Mortgage-Lions Gate Project,
     5.88%, 1/1/37                                           1,000         1,037
   New Jersey Health Care Facilities
     Financing Authority Revenue Bonds,
     Series A, Capital Health Systems
     Obligation Group,
     5.38%, 7/1/33                                           1,000         1,044
   New Jersey State Educational Facilities
     Authority Revenue Bonds, Series D,
     Fairleigh Dickinson University,
     6.00%, 7/1/25                                           1,000         1,093
   New Jersey Tobacco Settlement Financing
     Corp. Revenue Bonds,
     6.75%, 6/1/39                                             500           560
  ------------------------------------------------------------------------------
                                                                           5,824
  ------------------------------------------------------------------------------
  NEW YORK - 5.7%
   Long Island Power Authority Electric
     Systems Revenue Bonds, Series B,
     5.25%, 12/1/14                                          3,000         3,294
   Metropolitan Transportation Authority
     Dedicated Tax Fund Revenue Bonds,
     Series A (FGIC Insured),
     5.25%, 11/15/14                                         1,695         1,880
   Monroe County IDA Civic Facilities
     Revenue Refunding Bonds,
     Highland Hospital Rochester,
     5.00%, 8/1/22                                           1,000         1,034
   New York City G.O. Bonds, Series B,
     6.50%, 8/15/09                                          1,500         1,614

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  NEW YORK - 5.7% - (CONTINUED)
   New York City IDA Special Facilities
     Revenue Bonds (AMT), Terminal One
     Group Association Project,
     5.50%, 1/1/24                                          $1,000        $1,080
   New York City Transitional Finance
     Authority Revenue Refunding Bonds,
     Series A-1, Future Tax Secured,
     5.00%, 11/1/14                                          2,000         2,183
   New York Liberty Development Corp.
     Revenue Bonds, Series A,
     National Sports Museum Project,
     6.50%, 8/15/09                                          2,500         2,587
   New York State Mortgage Agency
     Revenue Bonds, Series 130 (AMT),
     Homeowner Mortgage,
     4.80%, 10/1/37                                          1,750         1,758
  ------------------------------------------------------------------------------
                                                                          15,430
  ------------------------------------------------------------------------------
  NORTH CAROLINA - 2.5%
   Gaston County Industrial Facilities &
     Pollution Control Financing Authority
     Revenue Bonds (AMT), Exempt
     Facilities-National Gypsum Co. Project,
     5.75%, 8/1/35                                           1,500         1,596
   North Carolina Eastern Municipal Power
     Agency Power System Revenue Bonds,
     Series D,
     6.45%, 1/1/14                                             385           418
   North Carolina Eastern Municipal Power
     Agency Power System Revenue
     Refunding Bonds, Series B,
     6.13%, 1/1/09                                             500           523
     5.70%, 1/1/17                                           1,500         1,591
   North Carolina Eastern Municipal Power
     Agency Power System Revenue
     Refunding Bonds, Series F,
     5.38%, 1/1/13                                           1,000         1,075
   North Carolina Municipal Power Agency
     No. 1 Catawba Electric Revenue Bonds,
     Series A,
     5.50%, 1/1/13                                           1,000         1,082
   North Carolina Municipal Power Agency
     No. 1 Catawba Electric Revenue Bonds,
     Series B,
     6.38%, 1/1/13                                             500           544
  ------------------------------------------------------------------------------
                                                                           6,829
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   51   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  OKLAHOMA - 1.0%
   Langston Economic Development
     Authority Student Housing Revenue
     Bonds, Series A, Langston Community
     Development Corp., Prerefunded,
     7.75%, 8/1/10                                            $500          $581
   Norman Regional Hospital Authority
     Revenue Bonds,
     5.38%, 9/1/36                                           2,000         2,077
  ------------------------------------------------------------------------------
                                                                           2,658
  ------------------------------------------------------------------------------
  PENNSYLVANIA - 6.9%
   Allegheny County Redevelopment
     Authority Tax Allocation Revenue
     Bonds, Pittsburgh Mills Project,
     5.60%, 7/1/23                                           2,000         2,113
   Bucks County IDA Retirement Community
     Revenue Bonds, Ann's Choice Inc.,
     Facility, Series A,
     6.25%, 1/1/35                                           2,600         2,756
   Carbon County IDA Resource Recovery
     Refunding Bonds (AMT),
     Panther Creek Partners Project,
     6.65%, 5/1/10                                           1,675         1,751
   Fulton County IDA Hospital Revenue
     Bonds, Fulton County Medical Center
     Project,
     5.90%, 7/1/40                                           2,000         2,061
   Montgomery County Higher Education &
     Health Authority Revenue Bonds,
     Series A, Philadelphia Geriatric Center,
     Prerefunded,
     7.25%, 12/1/09                                            500           563
   Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     Revenue Bonds, Series A (AMT),
     Amtrak Project,
     6.13%, 11/1/21                                          1,200         1,294
   Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     Revenue Bonds, Series A (AMT),
     National Gypsum Co., Shippingport
     Project,
     6.25%, 11/1/27                                          1,400         1,484
   Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     Revenue Bonds, Series A (AMT),
     Reliant Energy,
     6.75%, 12/1/36                                          1,750         1,882

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  PENNSYLVANIA - 6.9% - (CONTINUED)
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     LaSalle University,
     5.50%, 5/1/34                                          $1,000        $1,058
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Series A, Philadelphia University,
     5.25%, 6/1/32                                           1,250         1,298
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Widener University,
     5.40%, 7/15/36                                            750           790
   Pennsylvania State Higher Educational
     Facilities Authority Student Housing
     Revenue Bonds, Series A, Student
     Association, Inc. Project,
     6.75%, 9/1/32                                             490           533
   Philadelphia School District G.O. Bonds,
     Series A (FSA - State Aid Withholding),
     Prerefunded,
     5.50%, 2/1/12                                           1,000         1,092
  ------------------------------------------------------------------------------
                                                                          18,675
  ------------------------------------------------------------------------------
  PUERTO RICO - 0.4%
   Puerto Rico Highway & Transportation
     Authority Transportation Revenue
     Bonds,
     5.00%, 7/1/09                                           1,000         1,023
  ------------------------------------------------------------------------------
  SOUTH CAROLINA - 0.8%
   Florence County IDR Bonds,
     Stone Container Corp.,
     7.38%, 2/1/07                                             165           166
   Lancaster County Special Assessment
     Revenue Bonds, Series B,
     Edenmoor Improvement District,
     5.38%, 12/1/16                                          2,000         2,045
  ------------------------------------------------------------------------------
                                                                           2,211
  ------------------------------------------------------------------------------
  TENNESSEE - 1.8%
   Johnson City Health & Educational
     Facilities Board Revenue Bonds,
     Series A, First Mortgage-Mountain
     States Health,
     5.50%, 7/1/36                                           2,000         2,138

See Notes to the Financial Statements.


FIXED INCOME FUNDS   52   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  TENNESSEE - 1.8% - (CONTINUED)
   Shelby County Health Educational &
     Housing Facilities Board Revenue
     Bonds, Series A, Trezevant Manor
     Project,
     5.75%, 9/1/37                                          $2,700        $2,753
  ------------------------------------------------------------------------------
                                                                           4,891
  ------------------------------------------------------------------------------
  TEXAS - 9.8%
   Austin City Convention Center Revenue
     Bonds, Series A, Convention Enterprise,
     Inc., First Tier,
     6.70%, 1/1/32                                             700           753
   Brazos County Health Facilities
     Development Corp. Franciscan Services
     Corp. Revenue Bonds,
     5.38%, 1/1/32                                           2,545         2,683
   Brazos River Authority Refunding PCR
     Bonds, Series A (AMT), Texas Utilities
     Electric Co. Project,
     7.70%, 4/1/33                                           1,000         1,163
   Comal County Health Facilities
     Development Revenue Bonds, Series A,
     McKenna Memorial Project,
     6.13%, 2/1/22                                           3,000         3,246
   Corpus Christi G.O. Certificates
     (FSA Insured), Prerefunded,
     5.75%, 3/1/11                                           1,000         1,087
   Dallas County Flood Control District
     No. 1 G.O. Unlimited Refunding Bonds,
     7.25%, 4/1/32                                           1,000         1,067
   Gulf Coast Waste Disposal Authority
     Revenue Bonds (AMT),
     Valero Energy Corp. Project,
     6.65%, 4/1/32                                           1,000         1,090
   Gulf Coast Waste Disposal Authority
     Revenue Refunding Bonds,
     Series A (AMT), International Paper Co.
     Project,
     6.10%, 8/1/24                                           3,000         3,255
   HFDC of Central Texas, Inc. Retirement
     Facilities Revenue Bonds, Series A,
     Legacy at Willow Bend Project, (1)
     5.75%, 11/1/36                                          1,000         1,019
   Houston Industrial Development Corp.
     Revenue Bonds (AMT), Air Cargo,
     6.38%, 1/1/23                                             500           536

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  TEXAS - 9.8% - (CONTINUED)
   Houston Water & Sewer System Junior
     Lien Revenue Bonds, Series A
     (FSA Insured), Prerefunded,
     5.50%, 12/1/11                                         $1,535        $1,668
   Matagorda County Navigation District No.
     1 Collateralized Revenue Refunding
     Bonds, Centerpoint Energy Houston
     Electric, LLC Project,
     5.60%, 3/1/27                                             500           525
   Port Corpus Christi Industrial Development
     Corp. Environmental Facilities Revenue
     Bonds (AMT), Citgo Petroleum Corp.,
     8.25%, 11/1/31                                          1,000         1,039
   Sabine River Authority Revenue Refunding
     Bonds, Series B, TXU Energy Co. LLC
     Project,
     6.15%, 8/1/22                                             500           549
   Sam Rayburn Municipal Power Agency
     Revenue Refunding Bonds,
     6.00%, 10/1/21                                            500           532
   Tarrant County Cultural Education Facilities
     Finance Corp. Retirement Facilities
     Revenue Bonds, Series A, Edgemere
     Project,
     6.00%, 11/15/26                                           750           804
     6.00%, 11/15/36                                         1,265         1,341
   Texas State Turnpike Authority Central
     Texas Turnpike Systems Revenue
     Bonds, Series A, First Tier
     (AMBAC Insured),
     5.50%, 8/15/39                                          1,000         1,079
   Travis County Health Facilities
     Development Corp. Retirement Facility
     Revenue Bonds, Querencia Barton
     Creek Project,
     5.65%, 11/15/35                                         2,750         2,768
  ------------------------------------------------------------------------------
                                                                          26,204
  ------------------------------------------------------------------------------
  VIRGIN ISLANDS - 0.3%
   University of the Virgin Islands General
     Improvement Bonds, Series A
     (G.O. of University),
     5.38%, 6/1/34                                             750           788
  ------------------------------------------------------------------------------
  VIRGINIA - 3.7%
   Amherst IDA Revenue Refunding Bonds,
     Educational Facilities - Sweet Briar,
     5.00%, 9/1/26                                           1,000         1,032

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   53   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
HIGH YIELD MUNICIPAL FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 95.2% - CONTINUED
  VIRGINIA - 3.7% - (CONTINUED)
   Charles City & County IDA Solid Waste
     Disposal Facilities Revenue Bonds
     (AMT), Waste Management, Inc.
     Project,
     6.25%, Mandatory Put 4/1/12                              $500          $544
   Chesapeake Hospital Authority Facilities
     Revenue Bonds, Chesapeake General
     Hospital, Series A,
     5.25%, 7/1/18                                           1,500         1,609
   Tobacco Settlement Financing Corp.
     Revenue Bonds, Asset Backed,
     5.63%, 6/1/37                                           4,530         4,747
   West Point IDA Solid Waste Disposal
     Revenue Bonds, Series A (AMT),
     Chesapeake Corp. Project,
     6.38%, 3/1/19                                           2,000         2,004
  ------------------------------------------------------------------------------
                                                                           9,936
  ------------------------------------------------------------------------------
  WISCONSIN - 2.3%
   Wisconsin Health & Educational Facilities
     Authority Revenue Bonds, Series A,
     Beaver Dam Community Hospitals,
     6.75%, 8/15/34                                          1,000         1,099
   Wisconsin Health & Educational Facilities
     Authority Revenue Bonds, Vernon
     Memorial Healthcare Project,
     5.10%, 3/1/25                                           1,000         1,018
     5.25%, 3/1/35                                           1,000         1,024
   Wisconsin Health & Educational Facilities
     Authority Revenue Refunding Bonds,
     Divine Savior Healthcare,
     5.00%, 5/1/32                                           3,155         3,175
  ------------------------------------------------------------------------------
                                                                           6,316
  ------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  ------------------------------------------------------------------------------
  (COST $246,407)                                                        255,923

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  INVESTMENT COMPANY - 2.5%
   AIM Tax Exempt Cash Fund                              6,765,378         6,765
  ------------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANY
  ------------------------------------------------------------------------------
  (COST $6,765)                                                            6,765

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 2.0%
   Clarksville Tennessee Public Building
     Authority Revenue VRDB, Pooled
     Financing - Tennessee Municipal Bond
     Fund (Bank of America LOC),
     3.85%, 10/2/06                                           $465          $465
   Harris County Health Facilities
     Development Corp. Revenue VRDB,
     Series A, Methodist Hospital System,
     3.89%, 10/2/06                                          4,100         4,100
   Mississippi Medical Center
     Educational
     Building Corp. Revenue VRDB, Adult
     Hospital Project (AMBAC Insured),
     3.74%, 10/5/06                                            750           750
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $5,315)                                                            5,315
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 99.7%
  ------------------------------------------------------------------------------
  (COST $258,487)                                                        268,003
   Other Assets less Liabilities - 0.3%                                      689
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $268,692

(1)  When-Issued Security

At September 30, 2006, the industry sectors for the High Yield Municipal Fund were:

                                                                         % OF
  INDUSTRY SECTOR                                                    INVESTMENTS
  Development                                                               26.2%
  General                                                                    9.2
  Medical                                                                   24.7
  Pollution                                                                  8.6
  All other sectors less than 5%                                            31.3
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

At September 30, 2006, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                     %
  AAA                                                                        6.6%
  AA                                                                         1.3
  A                                                                         13.4
  BBB                                                                       36.1
  BB                                                                         3.6
  B                                                                          3.2
  Not Rated                                                                 32.5
  Cash and Equivalents                                                       3.3
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.


FIXED INCOME FUNDS   54   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
INTERMEDIATE TAX-EXEMPT FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2%
  ALABAMA - 1.0%
   Jefferson County Limited Obligation
     Revenue Bonds, Series A,
     5.25%, 1/1/14                                          $5,000        $5,426
  ------------------------------------------------------------------------------
  ARIZONA - 2.8%
   Arizona School District COP TAN,
     4.50%, 7/30/07                                          5,000         5,040
   Phoenix Civic Improvement Corp.
     Transit Excise TRB, Light Rail Project
     (AMBAC Insured),
     5.00%, 7/1/17                                          10,000        10,750
  ------------------------------------------------------------------------------
                                                                          15,790
  ------------------------------------------------------------------------------
  CALIFORNIA - 7.1%
   Anaheim PFA Revenue Bonds,
     Electric System Distributing
     Facilities (MBIA Insured),
     5.00%, 10/1/28                                          2,000         2,061
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A (AMBAC Insured),
     5.50%, 5/1/14                                           5,000         5,521
   California State Economic Recovery
     G.O. Unlimited Bonds, Series A,
     5.25%, 7/1/14                                          10,430        11,511
   California State G.O. Bonds
     (AMBAC Insured),
     5.00%, 10/1/18                                            235           240
   California State G.O. Bonds
     (AMBAC Insured), Prerefunded,
     5.00%, 10/1/07                                          2,620         2,685
     5.00%, 10/1/07                                            255           261
   California State G.O. Unlimited Bonds,
     5.75%, 5/1/30                                             185           198
   California State G.O. Unlimited Bonds,
     Prerefunded,
     5.75%, 5/1/10                                             390           423
   California Statewide Communities
     Development Authority Revenue
     Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.25%, 8/1/14                                           2,395         2,525
   Colton Joint Unified School District
     G.O. Unlimited Bonds, Series A
     (FGIC Insured),
     5.38%, 8/1/26                                           2,500         2,727

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  CALIFORNIA - 7.1% - (CONTINUED)
   Golden Tobacco Securitization Corp.
     Tobacco Settlement Revenue
     Bonds, Series A, Enhanced Asset
     Backed (AMBAC Insured),
     5.00%, 6/1/21                                          $3,000        $3,159
   Menlo Park G.O. Unlimited Bonds,
     5.25%, 8/1/27                                           1,000         1,074
   Moreland School District G.O.
     Unlimited Bonds, Series C,
     Election of 2002 (FGIC Insured),
     0.00%, 8/1/29                                           3,500         1,080
   Orange County Sanitation District COP
     (FGIC Insured),
     5.25%, 2/1/28                                           5,000         5,333
   University of California Revenue
     Bonds, Multiple Purpose Projects,
     Series Q (FSA Insured),
     5.00%, 9/1/31                                           1,000         1,047
  ------------------------------------------------------------------------------
                                                                          39,845
  ------------------------------------------------------------------------------
  COLORADO - 0.4%
   Metro Wastewater Reclamation
     District Gross Revenue Refunding
     Bonds, Sewer Project,
     5.45%, 4/1/12                                           2,000         2,053
  ------------------------------------------------------------------------------
  CONNECTICUT - 2.1%
   Connecticut HFA Mortgage Program
     Revenue Bonds, Series D,
     4.65%, 11/15/27                                         3,335         3,406
   Connecticut State Special Obligation
     Rate Reduction Revenue Bonds,
     Series A,
     5.00%, 6/30/09                                          1,000         1,038
   University of Connecticut Revenue
     Refunding Bonds, Series A
     (FGIC Insured - G.O. of Authority),
     5.00%, 2/15/18                                          6,745         7,344
  ------------------------------------------------------------------------------
                                                                          11,788
  ------------------------------------------------------------------------------
  FLORIDA - 3.1%
   Florida State Department of
     Environmental Protection
     Preservation Revenue Bonds,
     Series C (AMBAC Insured),
     5.00%, 7/1/15                                           5,195         5,625
   JEA Water & Sewer System Revenue
     Bonds, Series C (FSA Insured),
     5.00%, 10/1/39                                          5,000         5,143

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   55   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  FLORIDA - 3.1% - (CONTINUED)
   Sunrise Utility System Revenue
     Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/15                                         $5,970        $6,604
  ------------------------------------------------------------------------------
                                                                          17,372
  ------------------------------------------------------------------------------
  GEORGIA - 3.3%
   Fulton County Facilities Corp. COP,
     Fulton County Public Purpose
     Project (AMBAC Insured),
     5.50%, 11/1/18                                          6,500         6,978
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series W,
     6.40%, 1/1/07                                           1,570         1,581
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series W,
     Escrowed to Maturity, Prerefunded,
     6.40%, 1/1/07                                             220           222
     6.40%, 1/1/07                                             210           212
   Georgia State G.O. Unlimited Bonds,
     Series G, (1)
     5.00%, 10/1/18                                          5,000         5,488
   Georgia State G.O. Unlimited
     Refunding Bonds, Series C,
     5.50%, 7/1/16                                           2,500         2,804
   Milledgeville-Baldwin County
     Development Authority Revenue
     Bonds, College & State University
     Funding,
     5.50%, 9/1/24                                           1,000         1,068
  ------------------------------------------------------------------------------
                                                                          18,353
  ------------------------------------------------------------------------------
  ILLINOIS - 4.0%
   Chicago O'Hare International Airport
     Revenue Bonds, Series A,
     Passenger Facilities Charge
     (AMBAC Insured),
     5.60%, 1/1/09                                           5,000         5,107
   Chicago Wastewater Transmission
     Second Lien Revenue Bonds
     (MBIA Insured), Prerefunded,
     6.00%, 1/1/10                                           1,000         1,082
     6.00%, 1/1/10                                           1,000         1,082
   Cook County Capital Improvement
     G.O. Unlimited Bonds, Series C
     (AMBAC Insured),
     5.00%, 11/15/25                                         2,500         2,636

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  ILLINOIS - 4.0% - (CONTINUED)
   Illinois Development Finance Authority
     Economic Development Revenue
     Bonds, Latin School of Chicago
     Project, Prerefunded,
     5.60%, 8/1/08                                            $500          $517
   Illinois Development Finance Authority
     Revenue Bonds, Series B,
     Midwestern University Project,
     5.75%, 5/15/16                                            500           532
   Illinois Educational Facilities Authority
     Adjustable Revenue Bonds, Field
     Museum of Natural History Project,
     4.60%, Mandatory Put 11/1/15                            4,250         4,336
   Illinois Educational Facilities Authority
     Student Housing Revenue Bonds,
     Educational Advancement Fund
     University Center Project,
     Prerefunded,
     6.00%, 5/1/12                                             750           839
   Illinois Health Facilities Authority
     Revenue Bonds, Riverside
     Health System,
     6.00%, 11/15/32                                         1,000         1,075
   Metropolitan Pier & Exposition
     Authority Revenue Bonds, Series A,
     McCormick Place Expansion
     (MBIA Insured),
     5.25%, 6/15/42                                          5,000         5,346
  ------------------------------------------------------------------------------
                                                                          22,552
  ------------------------------------------------------------------------------
  IOWA - 0.7%
   Iowa Finance Authority Hospital
     Facility Revenue Bonds,
     Mercy Medical Center Project
     (FSA Insured), Prerefunded,
     6.00%, 8/15/09                                          3,610         3,877
  ------------------------------------------------------------------------------
  KANSAS - 1.4%
   Wichita Hospital Improvement
     Facilities Revenue Refunding Bonds,
     Series III,
     5.25%, 11/15/15                                         1,385         1,454
     6.25%, 11/15/18                                         1,600         1,756
   Wichita Water & Sewer Utility
     Revenue Bonds (FGIC Insured),
     5.25%, 10/1/18                                          4,000         4,348
  ------------------------------------------------------------------------------
                                                                           7,558
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS   56   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  KENTUCKY - 0.7%
   Kentucky State Property & Buildings
     Commission Revenue Refunding
     Bonds, Project #72 (MBIA Insured),
     Prerefunded,
     5.38%, 10/1/11                                         $3,600        $3,895
  ------------------------------------------------------------------------------
  MARYLAND - 1.5%
   Maryland State Department of
     Transportation County
     Transportation Revenue Bonds,
     5.25%, 12/15/17                                         5,000         5,633
   Ocean City G.O. Unlimited Refunding
     Bonds (MBIA Insured),
     5.00%, 3/1/07                                           2,815         2,832
  ------------------------------------------------------------------------------
                                                                           8,465
  ------------------------------------------------------------------------------
  MASSACHUSETTS - 4.1%
   Lawrence G.O. Limited Bonds
     (AMBAC Insured - State Aid
     Withholding),
     5.50%, 2/1/16                                           2,625         2,821
   Massachusetts School Building
     Authority Sales TRB,
     Series A (FSA Insured),
     5.00%, 8/15/14                                          5,000         5,429
   Massachusetts State G.O. Unlimited
     Bonds, Series B, Prerefunded,
     6.00%, 6/1/10                                           6,000         6,502
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series B,
     Partners Healthcare System,
     5.25%, 7/1/12                                           3,450         3,616
   Massachusetts State Housing
     Finance Agency Revenue Bonds,
     Series III (AMT), Single Family,
     3.45%, 12/1/09                                          1,050         1,043
   Massachusetts State Water
     Resources Authority Revenue
     Refunding Bonds, Series D
     (MBIA Insured G.O. of Authority),
     5.00%, 8/1/24                                           3,200         3,290
  ------------------------------------------------------------------------------
                                                                          22,701
  ------------------------------------------------------------------------------
  MICHIGAN - 2.6%
   Michigan State Building Authority
     Revenue Bonds, Series II,
     Escrowed to Maturity,
     5.00%, 10/15/06                                         1,000         1,000

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  MICHIGAN - 2.6% - (CONTINUED)
   Michigan State Building Authority
     Revenue Refunding Bonds, Series I,
     Facilities Project (FSA Insured),
     5.25%, 10/15/12                                       $10,000       $10,869
   Wayne Charter County Airport
     Revenue Bonds, Series B
     (MBIA Insured),
     4.88%, 12/1/23                                          2,500         2,553
  ------------------------------------------------------------------------------
                                                                          14,422
  ------------------------------------------------------------------------------
  MINNESOTA - 1.1%
   Minnesota State G.O. Unlimited Bonds,
     5.00%, 11/1/15                                          5,000         5,441
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds,
     Series A (MBIA Insured),
     5.35%, 7/1/17                                             535           549
  ------------------------------------------------------------------------------
                                                                           5,990
  ------------------------------------------------------------------------------
  MISSOURI - 1.9%
   Springfield Public Utility Revenue
     Bonds (FGIC Insured),
     4.50%, 8/1/21                                           5,245         5,379
     4.75%, 8/1/25                                           5,000         5,203
  ------------------------------------------------------------------------------
                                                                          10,582
  ------------------------------------------------------------------------------
  NEVADA - 0.9%
   Clark County G.O. Refunding Bonds
     (FSA Insured),
     4.75%, 6/1/22                                           5,000         5,233
  ------------------------------------------------------------------------------
  NEW JERSEY - 1.9%
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.63%, 6/15/19                                          3,985         4,192
   New Jersey Economic Development
     Authority Revenue Bonds, Series O,
     School Facilities Construction,
     5.00%, 3/1/18                                           5,000         5,350
   New Jersey Health Care Facilities
     Financing Authority Revenue
     Refunding Bonds, Atlantic City
     Medical Center,
     6.25%, 7/1/17                                           1,000         1,116
  ------------------------------------------------------------------------------
                                                                          10,658
  ------------------------------------------------------------------------------
  NEW MEXICO - 1.0%
   Santa Fe City Gross Receipts TRB,
     6.00%, 6/1/11                                           5,250         5,451
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   57   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  NEW YORK - 14.6%
   Metropolitan Transportation Authority
     Dedicated Tax Fund Revenue Bonds,
     Series A (FGIC Insured),
     Prerefunded,
     6.13%, 4/1/10                                          $3,815        $4,144
   New York City G.O. Bonds, Series A,
     6.00%, 5/15/19                                             30            33
   New York City G.O. Bonds, Series A,
     Prerefunded,
     6.00%, 5/15/10                                            305           333
   New York City G.O. Unlimited Bonds,
     Series A,
     5.00%, 8/1/19                                           5,000         5,338
   New York City G.O. Unlimited
     Refunding Bonds, Series B,
     5.75%, 8/1/14                                           5,000         5,509
   New York City IDA Special Airport
     Facilities Revenue Bonds, Series A
     (AMT), Airis JFK I LLC Project,
     6.00%, 7/1/27                                             500           516
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
     (MBIA-IBC Insured),
     5.63%, 6/15/19                                          1,330         1,345
   New York City Transitional Finance
     Authority Revenue Bonds, Series C,
     Future Tax Secured,
     5.25%, 2/1/16                                           7,000         7,677
   New York Municipal Bond Bank
     Agency Revenue Bonds,
     Series C (State-Aid Withholding),
     5.25%, 6/1/17                                          10,000        10,769
   New York State Dormitory Authority
     Revenue Bonds, Series 2,
     MEM Sloan-Kettering,
     4.75%, 7/1/28                                           2,500         2,579
   New York State Environmental
     Facilities Corp. Revenue Bonds,
     Series A, State Clean Water &
     Drinking Revolving Funds,
     6.00%, 6/15/16                                          1,330         1,411
   New York State Environmental
     Facilities Corp. Revenue Bonds,
     Series A, State Clean Water &
     Drinking Revolving Funds,
     Prerefunded,
     6.00%, 6/15/09                                            170           181

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  NEW YORK - 14.6% - (CONTINUED)
   New York State Thruway Authority
     Revenue Bonds, Series A, Highway
     and Bridge Trust Fund (FSA Insured),
     Prerefunded,
     6.00%, 4/1/10                                          $1,000        $1,091
   New York State Urban Development
     Corp. Subordinate Lien Revenue
     Bonds (G.O. of Corp.),
     5.50%, 7/1/16                                           1,250         1,277
   Tobacco Settlement Financing
     Authority Revenue Bonds,
     Series B-1C,
     5.50%, 6/1/18                                           5,000         5,409
     5.50%, 6/1/20                                           5,000         5,429
   Tobacco Settlement Financing Corp.
     Revenue Bonds, Series C-1,
     5.25%, 6/1/13                                           5,000         5,130
     5.50%, 6/1/15                                           5,000         5,294
     5.50%, 6/1/19                                           5,000         5,444
   Triborough Bridge & Tunnel
     Authority Revenue Bonds, Series A
     (G.O. of Authority),
     5.00%, 11/15/18                                         5,310         5,790
   Triborough Bridge & Tunnel
     Authority Revenue Bonds, Series Y,
     General Purpose (G.O. of Authority),
     Escrowed to Maturity,
     6.00%, 1/1/12                                           6,000         6,516
  ------------------------------------------------------------------------------
                                                                          81,215
  ------------------------------------------------------------------------------
  NORTH CAROLINA - 0.8%
   North Carolina Eastern Municipal
     Power Agency Power System
     Revenue Refunding Bonds, Series A,
     5.20%, 1/1/10                                           2,505         2,613
   North Carolina State Public
     Improvement G.O. Unlimited Bonds,
     Series A,
     5.00%, 3/1/07                                           2,000         2,013
  ------------------------------------------------------------------------------
                                                                           4,626
  ------------------------------------------------------------------------------
  OHIO - 0.6%
   Akron G.O. Limited Bonds,
     Prerefunded,
     5.75%, 12/1/10                                          1,000         1,093

See Notes to the Financial Statements.


FIXED INCOME FUNDS   58   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  OHIO - 0.6% - (CONTINUED)
   Ohio Housing Finance Agency
     Mortgage Revenue Bonds, Series C
     (AMT), Residential Mortgage-
     Backed Securities (Colld. by GNMA
     Securities),
     5.15%, 3/1/13                                            $715          $737
   River Valley Local School District
     G.O. Bonds, School Facilities
     Construction & Improvement
     (FSA Insured),
     5.25%, 11/1/20                                          1,235         1,318
  ------------------------------------------------------------------------------
                                                                           3,148
  ------------------------------------------------------------------------------
  OREGON - 1.1%
   Port of Portland Revenue Bonds,
     Series A, Portland International
     Airport (AMBAC Insured),
     5.50%, 7/1/24                                           2,000         2,098
   Portland City Airport Way Urban
     Renewal & Redevelopment Tax
     Increment Bonds, Series A
     (AMBAC Insured), Prerefunded,
     6.00%, 6/15/10                                          3,450         3,772
  ------------------------------------------------------------------------------
                                                                           5,870
  ------------------------------------------------------------------------------
  PENNSYLVANIA - 2.9%
   Allegheny County Port Authority
     Transportation Special Revenue
     Bonds (MBIA Insured), Prerefunded,
     6.00%, 3/1/09                                           2,565         2,730
   Pennsylvania Economic Development
     Financing Authority Exempt
     Facilities Revenue Bonds,
     Series A (AMT), Amtrak Project,
     6.13%, 11/1/21                                          1,200         1,294
   Pennsylvania Housing Finance Agency
     SFM Revenue Bonds, Series 72A
     (AMT),
     4.80%, 4/1/12                                             750           770
   Pennsylvania State G.O. Unlimited
     Bonds, First Series, Prerefunded,
     6.00%, 1/15/10                                          2,705         2,933
   Pennsylvania State G.O. Unlimited
     Bonds, Second Series,
     5.00%, 9/15/13                                          2,000         2,139

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  PENNSYLVANIA - 2.9% - (CONTINUED)
   Pennsylvania State Higher Education
     Revenue Bonds, Capital Acquisition
     (MBIA Insured - G.O. of Agency),
     Prerefunded,
     6.00%, 12/15/10                                        $1,815        $1,987
     6.13%, 12/15/10                                         1,925         2,116
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Series A, UPMC Health System,
     6.00%, 1/15/22                                          2,000         2,186
  ------------------------------------------------------------------------------
                                                                          16,155
  ------------------------------------------------------------------------------
  PUERTO RICO - 1.9%
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series D, Prerefunded,
     5.25%, 7/1/12                                          10,000        10,867
  ------------------------------------------------------------------------------
  SOUTH CAROLINA - 1.6%
   Charleston Educational Excellence
     Finance Corp. County School District
     Revenue Bonds,
     5.25%, 12/1/19                                          3,500         3,800
   South Carolina State School Facilities
     G.O. Unlimited Bonds, Series A
     (State Aid Withholding Insured),
     5.75%, 1/1/07                                           4,960         4,988
  ------------------------------------------------------------------------------
                                                                           8,788
  ------------------------------------------------------------------------------
  TENNESSEE - 1.3%
   Memphis General Improvement
     G.O. Unlimited Bonds, Prerefunded,
     5.25%, 4/1/08                                           5,000         5,173
   Memphis-Shelby County Airport
     Authority Revenue Bonds, Series D
     (AMT) (AMBAC Insured),
     6.25%, 3/1/15                                           2,000         2,170
  ------------------------------------------------------------------------------
                                                                           7,343
  ------------------------------------------------------------------------------
  TEXAS - 9.2%
   Alamo Community College District
     G.O. Bonds,
     4.50%, 4/1/07                                           5,500         5,527
   Austin City Utilities System Revenue
     Refunding Bonds (FSA Insured),
     5.13%, 11/15/17                                         3,000         3,045

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   59   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  TEXAS - 9.2% - (CONTINUED)
   Ennis Independent School District
     Capital Appreciation G.O. Refunding
     Bonds (PSF Gtd.), Prerefunded,
     0.00%, 8/15/10                                         $2,225          $681
   Ennis Independent School District
     Capital Appreciation G.O. Unlimited
     Refunding Bonds (PSF Gtd.),
     0.00%, 8/15/26                                          1,140           341
   Frisco Independent School District
     Building G.O. Unlimited Bonds
     (PSF Gtd.),
     6.50%, 8/15/14                                          1,535         1,762
   Harris County Health Facilities
     Development Corp. Revenue Bonds,
     Series A, Christus Health
     (MBIA Insured),
     5.25%, 7/1/07                                             435           440
   Harris County Health Facilities
     Development Corp. Revenue Bonds,
     Series A, Christus Health
     (MBIA Insured), Escrowed to
     Maturity,
     5.25%, 7/1/07                                              65            66
   Lewisville Independent School District
     G.O. Unlimited Refunding Bonds
     (PSF Gtd.),
     5.25%, 8/15/18                                          5,000         5,533
   Sam Rayburn Municipal Power
     Agency Revenue Refunding Bonds,
     6.00%, 10/1/16                                          1,000         1,061
     6.00%, 10/1/21                                          1,250         1,330
   San Antonio Electric & Gas Revenue
     Bonds, Junior Lien,
     3.55%, Mandatory Put 12/1/27                            3,500         3,497
   San Antonio Electricity & Gas Revenue
     Bonds, Series A, Prerefunded,
     5.25%, 2/1/09                                             875           916
   Texas Municipal Power Agency
     Revenue Refunding Bonds
     (AMBAC Insured),
     4.00%, 9/1/12                                           2,000         2,006
   Texas State TRAN,
     4.50%, 8/31/07                                         15,000        15,133

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 81.2% - CONTINUED
  TEXAS - 9.2% - (CONTINUED)
   Texas State Transportation
     Commission Revenue Bonds,
     First Tier,
     4.50%, 4/1/07                                         $10,000       $10,049
  ------------------------------------------------------------------------------
                                                                          51,387
  ------------------------------------------------------------------------------
  VIRGINIA - 3.2%
   Virginia Housing Development
     Authority Commonwealth Mortgage
     Revenue Bonds (AMT), Series C,
     4.50%, 7/1/15                                           3,000         3,019
   Virginia Housing Development
     Authority Commonwealth Mortgage
     Revenue Bonds, Subseries J-1
     (MBIA Insured - G.O. of Authority),
     4.75%, 1/1/12                                           3,000         3,112
   Virginia State G.O. Unlimited Refunding
     Bonds, Series B,
     5.00%, 6/1/16                                           6,180         6,729
   Virginia State Housing Development
     Authority Revenue Bonds, Subseries
     E-1 (AMT) (G.O. of Authority
     Insured),
     4.00%, 4/10/10                                          5,100         5,161
  ------------------------------------------------------------------------------
                                                                          18,021
  ------------------------------------------------------------------------------
  WASHINGTON - 1.9%
   Washington State G.O. Unlimited
     Bonds, Series S-4,
     5.75%, 1/1/12                                          10,000        10,635
  ------------------------------------------------------------------------------
  WISCONSIN - 0.5%
   Madison Metropolitan School
     District TRAN,
     4.00%, 9/7/07                                           2,500         2,512
  ------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  ------------------------------------------------------------------------------
  (COST $442,702)                                                        452,578

                                                          NUMBER        VALUE
                                                         OF SHARES      (000S)
  INVESTMENT COMPANIES - 0.5%
   AIM Tax Exempt Cash Fund                              1,708,484         1,708
   Dreyfus Tax-Exempt Cash
     Management Fund                                     1,321,732         1,322
  ------------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  ------------------------------------------------------------------------------
  (COST $3,030)                                                            3,030

See Notes to the Financial Statements.


FIXED INCOME FUNDS   60   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 12.7%
   Charlotte Water & Sewer Systems
     Revenue VRDB, Series B,
     3.72%, 10/5/06                                         $9,200        $9,200
   Clarksville Public Building Authority
     Adjustable Revenue VRDB, Pooled
     Financing - Tennessee Municipal
     Bond Fund (Bank of America N.A.
     LOC),
     3.85%, 10/2/06                                          4,400         4,400
   Harris County Health Facilities
     Development Corp. Hospital
     Revenue VRDB, Texas Childrens
     Hospital-B-1 (MBIA Insured),
     3.86%, 10/2/06                                          7,100         7,100
   Harris County Health Facilities
     Development Corp. Revenue VRDB,
     Class A, Methodist Hospital System,
     3.80%, 10/2/06                                            500           500
   Indiana Health & Educational Facilities
     Finance Authority Hospital Revenue
     VRDB, Series A, Howard Regional
     Health System Project (Comerica
     Bank LOC),
     3.90%, 10/2/06                                          7,300         7,300
   Iowa Higher Education Loan Authority
     Revenue VRDB, Private College -
     Des Moines (Allied Irish Bank PLC
     LOC),
     3.90%, 10/2/06                                          8,100         8,100
   Louisiana Offshore Terminal Authority
     Deepwater Port Revenue Bonds,
     Series A, Loop LLC Project (SunTrust
     Bank LOC),
     3.84%, 10/2/06                                          9,600         9,600
   Lower Neches Valley Authority
     Industrial Development Corp.
     Exempt Facilities Revenue
     Refunding VRDB, Series A,
     Exxonmobil Project,
     3.70%, 10/2/06                                          5,800         5,800
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue VRDB, Series R,
     Harvard University
     (G.O. of Institution),
     3.84%, 10/2/06                                          9,800         9,800
   Mississippi Medical Center
     Educational Building Corp. Revenue
     VRDB, Adult Hospital Project
     (AMBAC Insured),
     3.74%, 10/5/06                                            650           650

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 12.7% - CONTINUED
   Missouri Development Finance Board
     Cultural Facilities Revenue VRDB,
     Series B, Nelson Gallery Foundation
     (MBIA Insured),
     3.89%, 10/2/06                                           $900          $900
   Montgomery Industrial Development
     Board Pollution Control & Solid
     Waste Disposal Revenue Refunding
     VRDB, General Electric Co. Project,
     3.78%, 10/2/06                                            700           700
   Multnomah County Hospital Facilities
     Authority Revenue Refunding VRDB,
     Holladay Park Paza Project (Allied
     Irish Bank PLC LOC),
     3.90%, 10/2/06                                          6,600         6,600
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $70,650)                                                          70,650
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 94.4%
  ------------------------------------------------------------------------------
  (COST $516,382)                                                        526,258
   Other Assets less Liabilities - 5.6%                                   31,362
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $557,620

(1)  When-Issued Security

At September 30, 2006, the industry sectors for the Intermediate Tax-Exempt Fund were:

  INDUSTRY SECTOR                                               % OF INVESTMENTS
  Agriculture                                                                5.7%
  Development                                                                5.8
  Education                                                                  5.6
  Facilities                                                                 6.2
  General                                                                    6.8
  General Obligation                                                        19.1
  Higher Education                                                           8.1
  Medical                                                                    7.2
  Transportation                                                            10.7
  Utilities                                                                 10.3
  All other sectors less than 5%                                            14.5
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   61   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
INTERMEDIATE TAX-EXEMPT FUND (continued)

At September 30, 2006, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                     %
  AAA                                                                       45.5%
  AA                                                                        18.2
  A                                                                          8.6
  BBB                                                                        4.2
  SP1/MIG2                                                                   5.7
  Cash and Equivalents                                                      17.8
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.


FIXED INCOME FUNDS   62   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  U.S. GOVERNMENT AGENCIES - 61.1% (1)
  FANNIE MAE - 44.2%
     5.28%, 2/27/09                                         $6,200        $6,197
     5.40%, 4/13/09                                          8,200         8,201
     5.75%, 6/29/09                                          6,500         6,518
     5.50%, 2/22/11                                          2,720         2,719
     5.63%, 5/19/11                                          6,550         6,637
   Pool #555649,
     7.50%, 10/1/32                                            266           276
   Pool #725787,
     5.00%, 9/1/19                                           5,534         5,446
   Pool TBA, (2)
     6.00%, 10/21/17                                         7,633         7,748
     5.50%, 11/15/31                                        13,975        13,761
  ------------------------------------------------------------------------------
                                                                          57,503
  ------------------------------------------------------------------------------
  FEDERAL HOME LOAN BANK - 2.9%
     4.25%, 4/16/07                                          3,797         3,776
  ------------------------------------------------------------------------------
  FREDDIE MAC - 1.8%
   Pool #410092,
     6.91%, 11/1/24                                             32            32
   Series 2944, Class WD,
     5.50%, 11/15/28                                         2,365         2,365
  ------------------------------------------------------------------------------
                                                                           2,397
  ------------------------------------------------------------------------------
  FREDDIE MAC GOLD - 6.7%
   Pool #E91020,
     5.50%, 8/1/17                                           2,185         2,190
   Pool TBA, (2)
     5.50%, 11/1/32                                          2,600         2,563
     6.00%, 10/1/34                                          4,000         4,020
  ------------------------------------------------------------------------------
                                                                           8,773
  ------------------------------------------------------------------------------
  SMALL BUSINESS ADMINISTRATION - 5.5%
   Participation Certificates,
     Series 2005-20L, Class 1,
     5.39%, 12/1/25                                          1,550         1,559
   Participation Certificates,
     Series 2006-20B, Class 1,
     5.35%, 2/1/26                                           1,377         1,382
   Participation Certificates,
     Series 2006-20D, Class 1,
     5.64%, 4/1/26                                           2,100         2,146

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  U.S. GOVERNMENT AGENCIES - 61.1% (1) - CONTINUED
  SMALL BUSINESS ADMINISTRATION - 5.5% - (CONTINUED)
   Series 2005-P10B, Class 1,
     4.94%, 8/10/15                                         $2,028        $2,006
  ------------------------------------------------------------------------------
                                                                           7,093
  ------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  ------------------------------------------------------------------------------
  (COST $79,663)                                                          79,542

  U.S. GOVERNMENT OBLIGATION - 8.1%
  U.S. TREASURY NOTE - 8.1%
     4.63%, 8/31/11                                         10,525        10,537
  ------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT OBLIGATION
  ------------------------------------------------------------------------------
  (COST $10,532)                                                          10,537

  SHORT-TERM INVESTMENT - 52.5%
   FHLB Discount Note,
     4.56%, 10/2/06                                         68,301        68,292
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $68,292)                                                          68,292
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 121.7%
  ------------------------------------------------------------------------------
  (COST $158,487)                                                        158,371
   Liabilities less Other Assets - (21.7)%                               (28,256)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $130,115

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)  When-Issued Security

At September 30, 2006, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                     %
  AAA                                                                      100.0%
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   63   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9%
  ARIZONA - 3.3%
   Arizona School District COP TAN,
     4.50%, 7/30/07                                         $3,500        $3,528
   Arizona Student Loan Acquisition
     Authority Revenue Refunding Bonds,
     Series A-1 (AMT) (Student Loans Gtd.),
     5.90%, 5/1/24                                           1,000         1,059
   Arizona Tourism & Sports Authority
     Revenue Bonds, Series A,
     Multipurpose Stadium Facility
     (MBIA Insured),
     5.00%, 7/1/31                                           2,250         2,347
   Maricopa County Unified School District
     No. 41 Gilbert G.O. Unlimited Bonds,
     6.25%, 7/1/15                                             235           244
   Maricopa County Unified School District
     No. 41 Gilbert G.O. Unlimited Bonds,
     Prerefunded,
     6.25%, 7/1/08                                           2,765         2,890
   Phoenix Civic Improvement Corp. District
     Capital Appreciation Revenue Bonds,
     Series B (FGIC Insured),
     0.00%, 7/1/20                                           2,045         1,692
   Phoenix Civic Improvement Corp.
     Transit Excise TRB, Light Rail Project
     (AMBAC Insured),
     5.00%, 7/1/17                                           5,000         5,375
  ------------------------------------------------------------------------------
                                                                          17,135
  ------------------------------------------------------------------------------
  CALIFORNIA - 11.6%
   Anaheim PFA Revenue Bonds,
     Electric System Distributing
     Facilities (MBIA Insured),
     5.00%, 10/1/28                                          2,345         2,416
   California Housing Finance Agency
     Revenue Bonds, Series E,
     Home Mortgage (FGIC Insured),
     5.00%, 2/1/24                                           3,245         3,355
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     6.00%, 5/1/14                                          12,000        13,438
   California State Economic Recovery
     G.O. Unlimited Bonds, Series A,
     5.25%, 7/1/14                                           5,000         5,518
   California State G.O. Unlimited Bonds,
     5.75%, 5/1/30                                             180           193

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  CALIFORNIA - 11.6% - (CONTINUED)
   California State G.O. Unlimited Bonds,
     Prerefunded,
     5.75%, 5/1/10                                            $400          $434
   California University Revenue Bonds,
     Series F (FSA Insured),
     4.75%, 5/15/26                                          5,000         5,148
   Colton Joint Unified School District
     Capital Appreciation G.O. Unlimited
     Bonds, Series C, Election of 2001
     (FGIC Insured),
     0.00%, 2/1/32                                           5,800         1,582
   Kern High School District G.O.
     Unlimited Refunding Bonds,
     Series A (MBIA Insured),
     6.60%, 2/1/17                                           1,845         2,069
     6.60%, 8/1/17                                           1,825         2,047
   Los Angeles Department of Water &
     Power Waterworks Revenue Bonds,
     Series C (MBIA Insured),
     5.00%, 7/1/29                                           2,500         2,633
   Los Angeles Unified School District
     G.O. Unlimited Bonds, Series A
     (MBIA Insured),
     5.38%, 7/1/16                                           5,000         5,509
   Menlo Park G.O. Unlimited Bonds,
     5.25%, 8/1/27                                           1,000         1,073
   Moreland School District G.O. Unlimited
     Bonds, Series C, Election of 2002
     (FGIC Insured),
     0.00%, 8/1/28                                           3,000           983
   Orange County Sanitation District
     COP (FGIC Insured),
     5.25%, 2/1/28                                          12,310        13,131
   Walnut Valley Unified School District
     G.O. Unlimited Bonds, Series A
     (MBIA Insured),
     Escrowed to Maturity,
     6.00%, 8/1/13                                           1,000         1,147
  ------------------------------------------------------------------------------
                                                                          60,676
  ------------------------------------------------------------------------------
  COLORADO - 0.9%
   Colorado Health Facilities Authority
   Revenue Bonds, Portercare
   Adventist Health Hospital,
   Prerefunded,
     6.50%, 11/15/11                                         1,000         1,142

See Notes to the Financial Statements.


FIXED INCOME FUNDS   64   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  COLORADO - 0.9% - (CONTINUED)
   Denver City & County Special Facilities
     Airport Revenue Bonds, Series A
     (AMT), Rental Car Project
     (MBIA Insured),
     6.00%, 1/1/14                                          $3,360        $3,533
  ------------------------------------------------------------------------------
                                                                           4,675
  ------------------------------------------------------------------------------
  CONNECTICUT - 2.7%
   Connecticut HFA Mortgage Program
     Revenue Bonds, Series D,
     4.65%, 11/15/27                                         3,300         3,370
   Connecticut State Higher Education
     Supplement Loan Authority Revenue
     Refunding Bonds, Series A (AMT),
     Family Education Loan Program
     (MBIA Insured),
     4.75%, 11/15/18                                         1,000         1,023
   Connecticut State Special Tax Obligation
     Revenue Bonds, Series A,
     Transportation Infrastructure,
     Partially Prerefunded,
     7.13%, 6/1/10                                           8,625         9,524
  ------------------------------------------------------------------------------
                                                                          13,917
  ------------------------------------------------------------------------------
  FLORIDA - 7.9%
   Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding
     Bonds, Series C,
     7.05%, 5/1/15                                           1,500         1,602
   Florida State Board of Education Capital
     Outlay G.O. Unlimited Bonds,
     9.13%, 6/1/14                                           2,090         2,564
   Florida State Board of Education Capital
     Outlay G.O. Unlimited Refunding Bonds,
     Escrowed to Maturity,
     9.13%, 6/1/14                                             325           437
   Florida State Broward County
     G.O. Unlimited Bonds,
     Escrowed to Maturity,
     10.00%, 7/1/14                                         15,950        21,027
   Orlando Utilities Commission Water &
     Electric Revenue Refunding Bonds,
     Series D, Escrowed to Maturity,
     6.75%, 10/1/17                                          7,700         9,232
   Poinciana Community Development
     District Special Assessment Bonds,
     Series A,
     7.13%, 5/1/31                                           1,000         1,075

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  FLORIDA - 7.9% - (CONTINUED)
   Sunrise Utility System Revenue
     Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/15                                         $4,960        $5,487
  ------------------------------------------------------------------------------
                                                                          41,424
  ------------------------------------------------------------------------------
  GEORGIA - 2.7%
   Forsyth County G.O. Unlimited Bonds,
     Prerefunded,
     6.00%, 3/1/10                                           3,290         3,573
   Gainesville & Hall County
     Development Authority Revenue
     Bonds, Series C, Senior Living
     Facilities - Lanier Village,
     7.25%, 11/15/29                                         2,000         2,190
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series B
     (FGIC-TCRS Insured),
     6.38%, 1/1/16                                           2,300         2,745
   Georgia State G.O. Unlimited Refunding
     Bonds, Series C,
     5.50%, 7/1/16                                           2,500         2,804
   Georgia State Housing & Finance
     Authority Revenue Bonds, Series B
     (AMT), Single Family Mortgage
     (G.O. of Authority),
     5.00%, 12/1/26                                          1,500         1,535
   Private Colleges & Universities
     Authority Student Housing
     Revenue Bonds, Series A,
     Mercer Housing Corp. Project,
     6.00%, 6/1/21                                           1,000         1,074
  ------------------------------------------------------------------------------
                                                                          13,921
  ------------------------------------------------------------------------------
  ILLINOIS - 4.4%
   Bolingbrook Capital Appreciation
     G.O. Unlimited Bonds, Series B
     (MBIA Insured),
     0.00%, 1/1/33                                           1,400           345
   Chicago O'Hare International Airport
     Third Lien Revenue Bonds,
     Series B-2 (AMT) (XLCA Insured),
     6.00%, 1/1/29                                          11,000        12,314
   Cook County Capital Improvement
     G.O. Unlimited Bonds, Series C
     (AMBAC Insured),
     5.00%, 11/15/25                                         2,500         2,636

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   65   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  ILLINOIS - 4.4% - (CONTINUED)
   Illinois Development Finance
     Authority Economic Development
     Revenue Bonds, Latin School of
     Chicago Project, Prerefunded,
     5.60%, 8/1/08                                            $350          $362
   Illinois Educational Facilities Authority
     Student Housing Revenue Bonds,
     Educational Advancement
     Fund University Center Project,
     Prerefunded,
     6.00%, 5/1/12                                             750           839
   Illinois Health Facilities Authority
     Revenue Bonds, Riverside Health
     System,
     6.00%, 11/15/32                                         1,000         1,075
   Metropolitan Pier & Exposition Authority
     Revenue Bonds, Series A, McCormick
     Place Expansion (MBIA Insured),
     5.25%, 6/15/42                                          5,000         5,346
  ------------------------------------------------------------------------------
                                                                          22,917
  ------------------------------------------------------------------------------
  INDIANA - 4.8%
   Franklin Township Independent School
     Building Corp. Marion County First
     Mortgage Revenue Bonds,
     Prerefunded,
     6.50%, 7/15/10                                          5,000         5,604
   Hamilton County Independent Public
     Building Corp. First Mortgage
     G.O. Unlimited Bonds,
     7.25%, 8/1/13                                           4,200         5,030
   Indiana Office Building Commission
     Capital Complex Revenue Bonds,
     Series B (MBIA Insured),
     7.40%, 7/1/15                                           5,620         6,971
   Indianapolis Industrial Utilities District
     Revenue Refunding Bonds, Series B
     (FGIC Insured),
     3.50%, 6/1/18                                           3,280         3,122
   Indianapolis Industrial Utilities District
     Revenue Refunding Bonds, Series B
     (FGIC Insured), Escrowed to Maturity,
     4.00%, 6/1/08                                           2,275         2,292
   Monroe County Hospital Authority
     Revenue Bonds, Series B,
     Bloomington Hospital Obligation
     Group (FSA Insured),
     6.00%, 5/1/29                                           2,000         2,128
  ------------------------------------------------------------------------------
                                                                          25,147
  ------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  KANSAS - 0.3%
   Wichita Hospital Improvement
     Facilities Revenue Refunding
     Bonds, Series III,
     6.25%, 11/15/18                                        $1,685        $1,849
  ------------------------------------------------------------------------------
  KENTUCKY - 2.7%
   Kentucky State Property & Buildings
     Commission Revenue Refunding
     Bonds, Project #72 (MBIA Insured),
     Prerefunded,
     5.38%, 10/1/11                                          3,000         3,246
   Louisville & Jefferson
     County Metropolitan Sewer District
     Sewer & Drain System Revenue Bonds,
     Series A (MBIA Insured),
     5.50%, 5/15/34                                         10,000        10,838
  ------------------------------------------------------------------------------
                                                                          14,084
  ------------------------------------------------------------------------------
  MASSACHUSETTS - 3.2%
   Massachusetts School Building
     Authority Sales TRB, Series A
     (FSA Insured),
     5.00%, 8/15/14                                          5,000         5,429
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Series P, Boston University
     (G.O. of Institution),
     6.00%, 5/15/59                                          2,000         2,386
   Massachusetts State Water Pollution
     Abatement Revenue Bonds, Series A,
     MWRA Program,
     6.00%, 8/1/19                                           3,000         3,625
   Massachusetts State Water Resources
     Authority Revenue Refunding Bonds,
     Series D (MBIA Insured - G.O. of
     Authority),
     5.00%, 8/1/24                                           5,000         5,140
  ------------------------------------------------------------------------------
                                                                          16,580
  ------------------------------------------------------------------------------
  MICHIGAN - 0.7%
   Wayne Charter County Airport
     Revenue Bonds, Series B
     (MBIA Insured),
     4.88%, 12/1/23                                          2,500         2,553
   Wayne Charter County Revenue
     Refunding Bonds, Series C
     (FGIC Insured),
     5.38%, 12/1/15                                          1,000         1,085
  ------------------------------------------------------------------------------
                                                                           3,638
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS   66   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  MINNESOTA - 0.3%
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds,
     Series A (MBIA Insured),
     5.35%, 7/1/17                                            $535          $550
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds,
     Series F,
     5.70%, 1/1/17                                             915           919
  ------------------------------------------------------------------------------
                                                                           1,469
  ------------------------------------------------------------------------------
  MISSOURI - 5.1%
   Missouri State Highways & Transit
     Commission State Road Revenue
     Bonds, Series A, First Lien,
     5.00%, 5/1/19                                          10,000        10,862
   Springfield Public Utility Revenue
     Bonds (FGIC Insured),
     4.50%, 8/1/21                                          10,000        10,255
     4.75%, 8/1/25                                           5,380         5,599
  ------------------------------------------------------------------------------
                                                                          26,716
  ------------------------------------------------------------------------------
  NEVADA - 3.0%
   Clark County G.O. Refunding Bonds
     (FSA Insured),
     4.50%, 6/1/18                                          10,000        10,402
     4.75%, 6/1/22                                           5,000         5,233
  ------------------------------------------------------------------------------
                                                                          15,635
  ------------------------------------------------------------------------------
  NEW JERSEY - 1.9%
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.75%, 6/15/29                                          5,000         5,373
   New Jersey Health Care Facilities
     Financing Authority Revenue
     Refunding Bonds, Atlantic
     City Medical Center,
     6.25%, 7/1/17                                           1,000         1,116
   New Jersey State Turnpike Authority
     Growth & Income Securities
     Revenue Bonds, Series B
     (AMBAC Insured),
     0.00%, 1/1/35                                           5,000         3,495
  ------------------------------------------------------------------------------
                                                                           9,984
  ------------------------------------------------------------------------------
  NEW YORK - 10.1%
   Dutchess County IDA Civic Facilities
     Revenue Bonds, Bard College Civic
     Facilities,
     5.75%, 8/1/30                                           2,000         2,141

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  NEW YORK - 10.1% - (CONTINUED)
   New York City G.O. Unlimited
     Bonds, Series A,
     5.00%, 8/1/19                                          $3,000        $3,203
     6.00%, 5/15/30                                             50            54
   New York City IDA Special Airport
     Facilities Revenue Bonds, Series A
     (AMT), Airis JFK I LLC Project,
     6.00%, 7/1/27                                             500           516
   New York City Municipal Water Finance
     Authority Water & Sewer System
     Revenue Bonds, Series B,
     Prerefunded,
     6.00%, 6/15/10                                          1,940         2,124
   New York City Municipal Water Finance
     Authority Water & Sewer System
     Revenue Crossover Refunding Bonds,
     Series B,
     6.00%, 6/15/33                                          1,160         1,263
   New York City Transitional Finance
     Authority Revenue Bonds, Series B,
     Future Tax Secured, Prerefunded,
     6.00%, 5/15/10                                          4,000         4,373
   New York State Dormitory Authority
     Lease Revenue Bonds, Series A,
     Court Facilities, Prerefunded,
     5.50%, 5/15/13                                          1,000         1,111
   New York State Dormitory Authority
     Lease Revenue Bonds, Series A,
     University Dormitory Facilities,
     Prerefunded,
     6.25%, 7/1/10                                           1,115         1,232
   New York State Dormitory Authority
     Revenue Bonds, Series 2,
     Sloan-Kettering,
     4.75%, 7/1/28                                           5,070         5,230
   Port Authority of New York &
     New Jersey Revenue Bonds,
     Series 109 (G.O. of Authority),
     5.38%, 1/15/32                                          2,000         2,029
   Tobacco Settlement Financing Authority
     Revenue Bonds, Series B-1C,
     5.50%, 6/1/16                                          10,000        10,725
     5.50%, 6/1/18                                           5,000         5,409
     5.50%, 6/1/19                                           5,000         5,444

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   67   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  NEW YORK - 10.1% - (CONTINUED)
   Triborough Bridge & Tunnel Authority
     Revenue Bonds, Series Y, General
     Purpose (G.O. of Authority),
     Escrowed to Maturity,
     6.00%, 1/1/12                                          $7,500        $8,145
  ------------------------------------------------------------------------------
                                                                          52,999
  ------------------------------------------------------------------------------
  NORTH CAROLINA - 3.9%
   North Carolina State Eastern Municipal
     Power Agency Power System Revenue
     Bonds, Series A, Escrowed to Maturity,
     6.50%, 1/1/18                                           2,655         3,279
   North Carolina State Eastern Municipal
     Power Agency Power System Revenue
     Bonds, Series D,
     6.75%, 1/1/26                                           1,250         1,360
   North Carolina State Eastern Municipal
     Power Agency Power System Revenue
     Refunding Bonds, Series B,
     7.00%, 1/1/08                                          10,000        10,398
   Raleigh Enterprise Revenue Refunding
     Bonds, Series B, (1)
     4.00%, 3/1/22                                           5,515         5,378
  ------------------------------------------------------------------------------
                                                                          20,415
  ------------------------------------------------------------------------------
  OHIO - 0.6%
   Columbus City School District G.O. Bonds,
     School Facilities Construction &
     Improvement (FSA Insured),
     Prerefunded,
     5.25%, 12/1/14                                          1,115         1,234
   Ohio Housing Finance Agency Mortgage
     Revenue Bonds, Series C (AMT),
     Residential Mortgage-Backed
     Securities (Colld. by GNMA Securities),
     5.15%, 3/1/13                                             720           743
   Plain Local School District G.O. Unlimited
     Bonds (FGIC Insured),
     6.00%, 12/1/25                                            190           207
   Plain Local School District G.O. Unlimited
     Bonds (FGIC Insured), Prerefunded,
     6.00%, 6/1/11                                             810           894
  ------------------------------------------------------------------------------
                                                                           3,078
  ------------------------------------------------------------------------------
  OKLAHOMA - 1.7%
   McGee Creek Authority Water Revenue
     Bonds (MBIA Insured),
     6.00%, 1/1/13                                           6,000         6,488

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  OKLAHOMA - 1.7% - (CONTINUED)
   Payne County Economic Development
     Authority Student Housing Revenue
     Bonds, Series A, Collegiate Housing
     Foundation, Prerefunded,
     6.38%, 6/1/11                                          $2,000        $2,232
  ------------------------------------------------------------------------------
                                                                           8,720
  ------------------------------------------------------------------------------
  OREGON - 0.3%
   Oregon State Housing & Community
     Services Department Mortgage
     Revenue Bonds, Series E,
     SFM Program (FHA Insured),
     6.15%, 7/1/30                                             455           472
   Oregon State Housing & Community
     Services Department Mortgage
     Revenue Bonds, Series F, SFM Project,
     5.55%, 7/1/30                                           1,335         1,381
  ------------------------------------------------------------------------------
                                                                           1,853
  ------------------------------------------------------------------------------
  PENNSYLVANIA - 2.1%
   Allegheny County Port Authority Special
     Revenue Bonds, Transportation
     (MBIA Insured), Prerefunded,
     6.13%, 3/1/09                                           1,635         1,745
   Montgomery County Higher
     Education & Health Authority
     Revenue Bonds, Series A, Philadelphia
     Geriatric Center, Prerefunded,
     7.38%, 12/1/09                                          3,000         3,358
   Pennsylvania Housing Finance Agency
     SFM Revenue Bonds, Series 72A
     (AMT),
     4.80%, 4/1/12                                             750           770
   Pennsylvania State Higher
     Educational Facilities Authority
     Revenue Bonds, LaSalle University,
     5.50%, 5/1/34                                           1,330         1,407
   Pennsylvania State Higher
     Educational Facilities Authority
     Revenue Bonds, Series A,
     UPMC Health System,
     6.00%, 1/15/22                                          1,750         1,913
   Pennsylvania State Higher
     Educational Facilities Authority
     Student Housing Revenue Bonds,
     Series A, Student Association, Inc.
     Project,
     6.75%, 9/1/32                                           1,475         1,605
  ------------------------------------------------------------------------------
                                                                          10,798
  ------------------------------------------------------------------------------

See Notes to the Financial Statements.


FIXED INCOME FUNDS   68   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  PUERTO RICO - 2.8%
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series B, Prerefunded,
     6.00%, 7/1/10                                          $2,000        $2,184
   Puerto Rico Commonwealth
     Highway & Transportation Authority
     Transportation Revenue Bonds,
     Series D, Prerefunded,
     5.25%, 7/1/12                                          11,260        12,236
  ------------------------------------------------------------------------------
                                                                          14,420
  ------------------------------------------------------------------------------
  RHODE ISLAND - 0.6%
   Rhode Island Economic Development
     Corp. Airport Revenue Bonds,
     Series B (FGIC Insured),
     Prerefunded,
     6.50%, 7/1/10                                           3,000         3,333
  ------------------------------------------------------------------------------
  TEXAS - 8.6%
   Birdville Independent School District
     Capital Appreciation G.O. Unlimited
     Bonds (PSF Gtd.),
     0.00%, 2/15/19                                          1,795           860
   Denton Utility System Improvement
     Revenue Refunding Bonds
     (FSA Insured),
     4.50%, 12/1/22                                            500           506
   Harris County Health Facilities
     Development Corp. Revenue
     Bonds, Series A, Christus Health
     (MBIA Insured), Escrowed to Maturity,
     5.50%, 7/1/09                                             180           189
   Lewisville Independent School District
     G.O. Unlimited Refunding Bonds
     (PSF Gtd.),
     5.25%, 8/15/18                                          5,000         5,533
   Parker County Hospital District
     Revenue Bonds, Campbell Health
     System,
     6.25%, 8/15/19                                          1,000         1,049
   Plugerville Certificates G.O. Limited
     Bonds (AMBAC Insured),
     5.00%, 8/1/33                                           3,075         3,194
   Sam Rayburn Municipal Power Agency
     Revenue Refunding Bonds,
     6.00%, 10/1/16                                          1,000         1,061
     6.00%, 10/1/21                                          1,250         1,330

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  MUNICIPAL BONDS - 87.9% - CONTINUED
  TEXAS - 8.6% - (CONTINUED)
   Texas Municipal Power Agency
     Revenue Refunding Bonds
     (AMBAC Insured),
     4.00%, 9/1/12                                          $1,000        $1,003
   Texas State TRAN,
     4.50%, 8/31/07                                         15,000        15,133
   Texas State Veterans Housing
     Assistance G.O. Unlimited Bonds,
     Series C (AMT), Fund II,
     6.10%, 6/1/21                                           3,000         3,191
   Texas University Permanent
     University Fund Revenue Refunding
     Bonds, Series A,
     5.00%, 7/1/14                                          10,465        11,352
   Waxahachie Independent School
     District Capital Appreciation
     G.O. Unlimited Bonds (PSF Gtd.),
     0.00%, 8/15/16                                            240           139
     0.00%, 8/15/23                                            190            68
     0.00%, 8/15/28                                            305            78
     0.00%, 8/15/30                                            320            71
  ------------------------------------------------------------------------------
                                                                          44,757
  ------------------------------------------------------------------------------
  WASHINGTON - 1.2%
   Washington State G.O. Unlimited
     Bonds, Series B & AT-7,
     6.40%, 6/1/17                                           5,200         6,144
  ------------------------------------------------------------------------------
  WISCONSIN - 0.5%
   Madison Metropolitan School
     District TRAN,
     4.00%, 9/7/07                                           2,500         2,512
  ------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  ------------------------------------------------------------------------------
  (COST $435,948)                                                        458,796


                                                         NUMBER OF      VALUE
                                                          SHARES        (000S)
  INVESTMENT COMPANIES - 0.3%
   AIM Tax Exempt Cash Fund                              1,588,065         1,588
   Dreyfus Tax-Exempt Cash
     Management Fund                                        32,039            32
  ------------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  ------------------------------------------------------------------------------
  (COST $1,620)                                                            1,620

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   69   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  SHORT-TERM INVESTMENTS - 12.2%
   Beaver County IDA PCR Refunding
     VRDB, Firstenergy Generation
     (Barclays Bank PLC LOC),
     3.80%, 10/2/06                                           $300          $300
   Charlotte Water & Sewer Systems
     Revenue VRDB, Series B,
     3.72%, 10/5/06                                         21,000        21,000
   Harris County Health Facilities
     Development Corp. Revenue VRDB,
     Class A, Methodist Hospital System,
     3.89%, 10/2/06                                          7,500         7,500
   Lower Neches Valley Authority Industrial
     Development Corp. Exempt Facilities
     Revenue Refunding VRDB, Series A,
     Exxonmobil Project,
     3.70%, 10/2/06                                          4,200         4,200
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue VRDB, Series R, Harvard
     University (G.O. of Institution),
     3.84%, 10/2/06                                         17,200        17,200
   Mississippi Medical Center Educational
     Building Corp. Revenue VRDB, Adult
     Hospital Project (AMBAC Insured),
     3.74%, 10/5/06                                          3,850         3,850
   Montgomery Industrial Development
     Board Pollution Control & Solid Waste
     Disposal Revenue Refunding VRDB,
     General Electric Co. Project,
     3.78%, 10/2/06                                          7,500         7,500
   Sunshine State Governmental Financing
     Commission Revenue VRDB
     (AMBAC Insured),
     3.85%, 10/2/06                                          1,800         1,800
   Tarrant County Health Facilities
     Development Corp. Revenue VRDB,
     Series A, Adventist/Sunbelt
     (Suntrust Bank LOC),
     3.75%, 10/5/06                                            400           400
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  ------------------------------------------------------------------------------
  (COST $63,750)                                                          63,750
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.4%
  ------------------------------------------------------------------------------
  (COST $501,318)                                                        524,166
   Liabilities less Other Assets - (0.4)%                                 (2,094)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $522,072

(1)  When-Issued Security

At September 30, 2006, the industry sectors for the Tax-Exempt Fund were:

  INDUSTRY SECTOR                                               % OF INVESTMENTS
  General Obligation                                                        15.0%
  Higher Education                                                          10.1
  Power                                                                      7.1
  School District                                                            5.9
  Transportation                                                             9.6
  Utilities                                                                 16.7
  All other sectors less than 5%                                            35.6
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

At September 30, 2006, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                     %
  AAA                                                                       51.7%
  AA                                                                        17.3
  A                                                                          6.2
  BBB                                                                        8.1
  Not Rated                                                                  1.4
  SP1/MIG1                                                                   4.1
  Cash and Equivalents                                                      11.2
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.


FIXED INCOME FUNDS   70   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
U.S. GOVERNMENT FUND

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  U.S. GOVERNMENT AGENCIES - 69.5% (1)
  FANNIE MAE - 39.4%
     5.40%, 4/13/09                                         $7,530        $7,531
     5.50%, 2/22/11                                          2,945         2,944
     4.63%, 10/15/13                                         5,000         4,901
     6.00%, 8/22/16                                          3,000         3,025
   Pool #555649,
     7.50%, 10/1/32                                            436           453
   Pool #725787,
     5.00%, 9/1/19                                           5,694         5,602
   Pool TBA, (2)
     6.00%, 10/21/17                                         8,710         8,841
     5.00%, 11/1/17                                          7,445         7,315
     5.50%, 11/15/31                                        15,050        14,819
  ------------------------------------------------------------------------------
                                                                          55,431
  ------------------------------------------------------------------------------
  FEDERAL HOME LOAN BANK - 6.9%
     4.25%, 4/16/07                                          4,574         4,549
     5.63%, 6/13/16                                          5,000         5,154
  ------------------------------------------------------------------------------
                                                                           9,703
  ------------------------------------------------------------------------------
  FREDDIE MAC - 10.1%
     4.63%, 2/21/08                                          8,000         7,957
     5.50%, 7/18/16                                          3,000         3,116
   Series 2944, Class WD,
     5.50%, 11/15/28                                         3,125         3,125
  ------------------------------------------------------------------------------
                                                                          14,198
  ------------------------------------------------------------------------------
  FREDDIE MAC GOLD - 5.2%
   Pool #410092,
     6.91%, 11/1/24                                            133           135
   Pool TBA, (2)
     5.50%, 11/1/32                                          2,900         2,859
     6.00%, 10/1/34                                          4,300         4,321
  ------------------------------------------------------------------------------
                                                                           7,315
  ------------------------------------------------------------------------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0%
   Pool #268360,
     10.00%, 4/15/19                                            32            36
   Pool #270288,
     10.00%, 6/15/19                                            26            29
  ------------------------------------------------------------------------------
                                                                              65
  ------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                          (000S)        (000S)
  U.S. GOVERNMENT AGENCIES - 69.5% (1) - CONTINUED
  SMALL BUSINESS ADMINISTRATION - 7.9%
   Participation Certificates,
     Series 2005-20L, Class 1,
     5.39%, 12/1/25                                         $1,903        $1,915
   Participation Certificates,
     Series 2006-20B, Class 1,
     5.35%, 2/1/26                                           1,672         1,678
   Participation Certificates,
     Series 2006-20D, Class 1,
     5.64%, 4/1/26                                           1,900         1,941
   Participation Certificates,
     Series 2006-20G, Class 1,
     6.07%, 7/1/26                                           3,000         3,124
   Series 2005-P10B, Class 1,
     4.94%, 8/10/15                                          2,483         2,457
  ------------------------------------------------------------------------------
                                                                          11,115
  ------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  ------------------------------------------------------------------------------
  (COST $97,674)                                                          97,827

  U.S. GOVERNMENT OBLIGATIONS - 16.1%
  U.S. TREASURY NOTES - 16.1%
     4.88%, 8/31/08                                          4,985         4,999
     4.63%, 8/31/11                                         12,980        12,994
     4.88%, 8/15/16                                          4,571         4,658
  ------------------------------------------------------------------------------
                                                                          22,651
  ------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  ------------------------------------------------------------------------------
  (COST $22,590)                                                          22,651

  SHORT-TERM INVESTMENT - 40.8%
   FHLB Discount Note,
     4.87%, 10/2/06                                         57,472        57,464
  ------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENT
  ------------------------------------------------------------------------------
  (COST $57,464)                                                          57,464
  ------------------------------------------------------------------------------
  TOTAL INVESTMENTS - 126.4%
  ------------------------------------------------------------------------------
  (COST $177,728)                                                        177,942
   Liabilities less Other Assets - (26.4)%                               (37,112)
  ------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                   $140,830

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)  When-Issued Security

See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   71   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
U.S. GOVERNMENT FUND (continued)

At September 30, 2006, the credit quality distribution for the U.S. Government Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                                                     %
  AAA                                                                       96.3%
  AA                                                                         3.7
  ------------------------------------------------------------------------------
  Total                                                                    100.0%

*    Standard & Poor's Rating Services

See Notes to the Financial Statements.


FIXED INCOME FUNDS   72   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2006 (UNAUDITED)

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 36 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Fixed Income, Florida Intermediate Tax-Exempt, Global Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate U.S. Government, Tax-Exempt and U.S. Government Funds (collectively, the "Funds") are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt and Global Fixed Income Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the Fixed Income and Global Fixed Income Funds. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value ("NAV"). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more


                     NORTHERN FUNDS SEMIANNUAL REPORT   73    FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest-only stripped securities) or principal payments (principal-only stripped securities). The value of variable rate interest-only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest-only stripped securities and the value of principal-only stripped securities vary inversely with changes in interest rates.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in forward foreign currency exchange contracts.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES - Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued securities at September 30, 2006, if any, are noted in each of the Funds' Schedules of Investments and Statements of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds received dividend income from investments in preferred stocks or investment companies during the six months ended September 30, 2006. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Cost of investments includes amortization of premiums and accretion of discounts.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

H) REDEMPTION FEES - The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction

FIXED INCOME FUNDS   74      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund's prospectus.

Redemption fees for the six months ended September 30, 2006, were approximately $4,000 for the High Yield Fixed Income Fund. This amount is included in "Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions" on the Statements of Changes in Net Assets.

I) DISTRIBUTIONS TO SHAREHOLDERS - Distributions of dividends from net investment income are declared and paid as follows:

                                     DECLARATION       PAYMENT
                                      FREQUENCY       FREQUENCY
  ---------------------------------------------------------------
  Arizona Tax-Exempt                    DAILY          MONTHLY
  California Intermediate
  Tax-Exempt                            DAILY          MONTHLY
  California Tax-Exempt                 DAILY          MONTHLY
  Fixed Income                          DAILY          MONTHLY
  Florida Intermediate Tax-Exempt       DAILY          MONTHLY
  Global Fixed Income                  ANNUALLY        ANNUALLY
  High Yield Fixed Income               DAILY          MONTHLY
  High Yield Municipal                  DAILY          MONTHLY
  Intermediate Tax-Exempt               DAILY          MONTHLY
  Short-Intermediate U.S.
  Government                            DAILY          MONTHLY
  Tax-Exempt                            DAILY          MONTHLY
  U.S. Government                       DAILY          MONTHLY
  ---------------------------------------------------------------

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.


J) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2005, through the fiscal year ended March 31, 2006, the following Funds incurred net capital losses and/or net currency losses for which each Fund intends to treat as having been incurred in the next fiscal year:

  Amount in thousands
  ---------------------------------------------------------------
  Fixed Income                                             $8,428
  Florida Intermediate Tax-Exempt                              33
  Global Fixed Income                                         391
  High Yield Municipal                                        234
  Short-Intermediate U.S. Government                        1,879
  U.S. Government                                           1,945
  ---------------------------------------------------------------

At March 31, 2006, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                        MAR. 31,  MAR. 31,  MAR. 31,  MAR. 31,  MAR. 31,  MAR. 31,  MAR. 31,
  Amounts in thousands    2008      2009      2010      2011      2012      2013      2014
  -------------------------------------------------------------------------------------------
  Fixed Income            $  -      $  -      $  -     $     -    $  -     $    -    $2,863
  Florida Intermediate
  Tax-Exempt                 -         -         -           -       -          -        55
  Global Fixed Income        -         -         -           -     192          -         -
  High Yield Fixed
  Income                     -         -       909      27,459       -          -     3,599
  High Yield Municipal     106       531       535         107       -        513       184
  Short-Intermediate
  U.S. Government            -         -         -           -       -      1,737     1,972
  U.S. Government            -         -         -           -       -      1,171       135
  -------------------------------------------------------------------------------------------

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2006, the tax components of undistributed net investment income and realized gains were as follows:

                                             UNDISTRIBUTED
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                  $29        $ -          $60
  California Intermediate
  Tax-Exempt                           40          -           16
  California Tax-Exempt                52         51          120
  Fixed Income                          -        124            -
  Florida Intermediate Tax-Exempt      22          -            -
  High Yield Fixed Income               -        616            -
  High Yield Municipal                135          -            -
  Intermediate Tax-Exempt             335          1        1,074
  Short-Intermediate U.S.
  Government                            -         70            -
  Tax-Exempt                          202        308          642
  U.S. Government                       -        497            -
  -------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.


                     NORTHERN FUNDS SEMIANNUAL REPORT   75    FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal year ended March 31, 2006, was as follows:

                                          DISTRIBUTIONS FROM
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                 $2,258        $70       $452
  California Intermediate
  Tax-Exempt                          2,625         24        200
  California Tax-Exempt               3,734        257        277
  Fixed Income                            -     32,130      1,310
  Florida Intermediate Tax-Exempt     1,569          -         79
  Global Fixed Income                     -        925          -
  High Yield Fixed Income                 -     68,029          -
  High Yield Municipal                6,877          8          -
  Intermediate Tax-Exempt            19,071        394      1,833
  Short-Intermediate U.S.
  Government                              -      4,609          -
  Tax-Exempt                         19,057      1,349      1,273
  U.S. Government                         -      6,248          -
  -------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended March 31, 2005, was as follows:

                                          DISTRIBUTIONS FROM
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                 $2,727       $194       $426
  California Intermediate
  Tax-Exempt                          2,547         91        295
  California Tax-Exempt               4,151        471        614
  Fixed Income                            -     32,399      1,921
  Florida Intermediate Tax-Exempt     1,627        259        191
  Global Fixed Income                     -      1,850          -
  High Yield Fixed Income                 -     60,065          -
  High Yield Municipal                4,754          4          -
  Intermediate Tax-Exempt            19,245      3,882      1,151
  Short-Intermediate U.S.
  Government                              -      4,476        295
  Tax-Exempt                         20,346      4,108      4,050
  U.S. Government                         -      7,735        345
  -------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and
0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2006, the Funds did not have any outstanding loans.

Interest expense for the six months ended September 30, 2006, was approximately $1,000 for the Global Fixed Income Fund. This amount is included in "Other Expenses" on the Statements of Operations. When utilized, the average dollar amount of the Fund's borrowings was $370,000 and the weighted average interest rate on these borrowings was 5.69 percent.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund's average daily net assets). For the six months ended September 30, 2006, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

                                             ANNUAL
                                            ADVISORY     EXPENSE
                                              FEES     LIMITATIONS
  -----------------------------------------------------------------
  Arizona Tax-Exempt                          0.55%       0.75%
  California Intermediate Tax-Exempt          0.55%       0.75%
  California Tax-Exempt                       0.55%       0.75%
  Fixed Income                                0.70%       0.90%
  Florida Intermediate Tax-Exempt             0.55%       0.75%
  Global Fixed Income                         0.85%       1.15%
  High Yield Fixed Income                     0.70%       0.90%
  High Yield Municipal                        0.65%       0.85%
  Intermediate Tax-Exempt                     0.55%       0.75%
  Short-Intermediate U.S. Government          0.70%       0.90%
  Tax-Exempt                                  0.55%       0.75%
  U.S. Government                             0.70%       0.90%
  -----------------------------------------------------------------

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators

FIXED INCOME FUNDS   76      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains, and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2006, amounts payable were approximately $3,000 for the Fixed Income Fund and $2,000 for the High Yield Fixed Income, Intermediate Tax-Exempt and Tax-Exempt Funds. The amounts payable for all other Funds were approximately $1,000.


                     NORTHERN FUNDS SEMIANNUAL REPORT   77    FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

5 INVESTMENT TRANSACTIONS

For the six months ended September 30, 2006, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

                                                                       PURCHASES                             SALES
  Amounts in thousands                                     U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                                $ -            $9,496               $ -          $10,069
  California Intermediate Tax-Exempt                                  -            19,192                 -           16,699
  California Tax-Exempt                                               -            24,301                 -           16,619
  Fixed Income                                                1,896,603           477,145         1,842,747          452,383
  Florida Intermediate Tax-Exempt                                     -             2,215                 -            5,064
  Global Fixed Income                                             4,172             5,254             5,327            6,219
  High Yield Fixed Income                                             -           737,838                 -          558,826
  High Yield Municipal                                                -            56,608                 -           26,521
  Intermediate Tax-Exempt                                             -           631,210                 -          680,502
  Short-Intermediate U.S. Government                            479,988                 -           500,412                -
  Tax-Exempt                                                          -           563,930                 -          548,657
  U.S. Government                                               536,417                 -           564,168                -
  -------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                             UNREALIZED        UNREALIZED     NET APPRECIATION     COST BASIS
  Amounts in thousands                                      APPRECIATION      DEPRECIATION     (DEPRECIATION)     OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                           $2,336               $(18)           $2,318            $48,636
  California Intermediate Tax-Exempt                            3,119                (16)            3,103             77,930
  California Tax-Exempt                                         5,908                 (7)            5,901             91,064
  Fixed Income                                                  5,297             (4,378)              919          1,189,338
  Florida Intermediate Tax-Exempt                                 628                (90)              538             39,712
  Global Fixed Income                                           2,454               (381)            2,073             29,492
  High Yield Fixed Income                                      19,593            (30,000)          (10,407)         1,541,905
  High Yield Municipal                                          9,695               (179)            9,516            258,487
  Intermediate Tax-Exempt                                      10,189               (313)            9,876            516,382
  Short-Intermediate U.S. Government                              244               (360)             (116)           158,487
  Tax-Exempt                                                   22,929                (81)           22,848            501,318
  U.S. Government                                                 596               (382)              214            177,728
  -------------------------------------------------------------------------------------------------------------------------------


FIXED INCOME FUNDS   78      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

6 CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2006, were as follows:

                                                                                                                      NET
                                                 PROCEEDS   SHARES FROM   REINVESTMENT                 PAYMENTS     INCREASE
                                     SHARES        FROM      REINVESTED        OF          SHARES     FOR SHARES   (DECREASE)
  Amounts in thousands                SOLD     SHARES SOLD   DIVIDENDS     DIVIDENDS      REDEEMED     REDEEMED    IN SHARES
  ----------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                    354        $3,638         18           $178          (476)      $(4,864)       (104)
  California Intermediate
  Tax-Exempt                          1,507        15,289         15            150          (965)       (9,798)        557
  California Tax-Exempt               1,233        13,450         20            222          (740)       (8,063)        513
  Fixed Income                       19,988       193,505        246          2,376        (8,645)      (83,573)     11,589
  Florida Intermediate Tax-Exempt       647         6,747         22            234        (1,407)      (14,621)       (738)
  Global Fixed Income                   720         7,738          -              -          (975)      (10,453)       (255)
  High Yield Fixed Income            42,264       336,292      1,225          9,701       (23,185)     (183,753)     20,304
  High Yield Municipal                6,427        62,595        101            991        (3,531)      (34,381)      2,997
  Intermediate Tax-Exempt             5,746        58,566         94            962        (6,699)      (68,127)       (859)
  Short-Intermediate U.S.
  Government                          1,970        19,479         83            824        (3,210)      (31,748)     (1,157)
  Tax-Exempt                          6,610        69,141        123          1,284        (3,002)      (31,393)      3,731
  U.S. Government                     1,496        14,464         65            626        (3,448)      (33,361)     (1,887)
  ----------------------------------------------------------------------------------------------------------------------------

                                        NET
                                      INCREASE
                                     (DECREASE)
  Amounts in thousands             IN NET ASSETS
  -----------------------------------------------
  Arizona Tax-Exempt                   $(1,048)
  California Intermediate
  Tax-Exempt                             5,641
  California Tax-Exempt                  5,609
  Fixed Income                         112,308
  Florida Intermediate Tax-Exempt       (7,640)
  Global Fixed Income                   (2,715)
  High Yield Fixed Income              162,240
  High Yield Municipal                  29,205
  Intermediate Tax-Exempt               (8,599)
  Short-Intermediate U.S.
  Government                           (11,445)
  Tax-Exempt                            39,032
  U.S. Government                      (18,271)
  -----------------------------------------------

Transactions in capital shares for the fiscal year ended March 31, 2006, were as follows:

                                                                                                                      NET
                                                 PROCEEDS   SHARES FROM   REINVESTMENT                 PAYMENTS     INCREASE
                                     SHARES        FROM      REINVESTED        OF          SHARES     FOR SHARES   (DECREASE)
  Amounts in thousands                SOLD     SHARES SOLD   DIVIDENDS     DIVIDENDS      REDEEMED     REDEEMED    IN SHARES
  ----------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                    547       $5,765           75          $787        (1,730)     $(18,212)     (1,108)
  California Intermediate
  Tax-Exempt                          1,904       19,587           43           445        (1,445)      (14,923)        502
  California Tax-Exempt               1,800       19,964           63           696        (2,129)      (23,650)       (266)
  Fixed Income                       21,387      212,610          537         5,337       (17,250)     (171,421)      4,674
  Florida Intermediate Tax-Exempt     1,345       14,151           55           577        (2,072)      (21,818)       (672)
  Global Fixed Income                 1,151       12,725           12           125        (1,709)      (18,514)       (546)
  High Yield Fixed Income            96,922      780,736        1,901        15,324       (29,055)     (233,522)     69,768
  High Yield Municipal               14,156      137,934          141         1,379        (3,090)      (30,063)     11,207
  Intermediate Tax-Exempt             9,152       94,407          378         3,885       (10,623)     (109,550)     (1,093)
  Short-Intermediate U.S.
  Government                          6,378       64,017          143         1,444        (8,042)      (80,653)     (1,521)
  Tax-Exempt                          8,517       90,469          436         4,622        (7,586)      (80,630)      1,367
  U.S. Government                     3,172       31,389          123         1,216        (7,673)      (75,898)     (4,378)
  ----------------------------------------------------------------------------------------------------------------------------

                                        NET
                                      INCREASE
                                     (DECREASE)
  Amounts in thousands             IN NET ASSETS
  -------------------------------------------------
  Arizona Tax-Exempt                  $(11,660)
  California Intermediate
  Tax-Exempt                             5,109
  California Tax-Exempt                 (2,990)
  Fixed Income                          46,526
  Florida Intermediate Tax-Exempt       (7,090)
  Global Fixed Income                   (5,664)
  High Yield Fixed Income              562,538
  High Yield Municipal                 109,250
  Intermediate Tax-Exempt              (11,258)
  Short-Intermediate U.S.
  Government                           (15,192)
  Tax-Exempt                            14,461
  U.S. Government                      (43,293)
  -------------------------------------------------

7 SUBSEQUENT EVENT

FLORIDA INTERMEDIATE TAX-EXEMPT FUND - At a meeting held on August 4, 2006, the Board of Trustees approved a Plan of Reorganization providing for the reorganization of the Florida Intermediate Tax-Exempt Fund with and into the Intermediate Tax-Exempt Fund. At a meeting held on November 7, 2006, the shareholders of the Florida Intermediate Tax-Exempt Fund approved the Plan of Reorganization. Following shareholder approval, on November 10, 2006, the Florida Intermediate Tax-Exempt Fund was merged with and into the Intermediate Tax-Exempt Fund.

                     NORTHERN FUNDS SEMIANNUAL REPORT   79    FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006, through September 30, 2006.


ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/06 - 9/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 74), if any, in the High Yield Fixed Income Fund. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.75%     $1,000.00    $1,029.50         $3.82
  Hypothetical             0.75%     $1,000.00    $1,021.31         $3.80**
  ----------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                        EXPENSE        VALUE        VALUE          PAID*
                        RATIO          4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.75%     $1,000.00    $1,029.30         $3.82
  Hypothetical             0.75%     $1,000.00    $1,021.31         $3.80**
  ----------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.75%     $1,000.00    $1,029.70         $3.82
  Hypothetical             0.75%     $1,000.00    $1,021.31         $3.80**
  ----------------------------------------------------------------------------

FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,031.90         $4.58
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

FLORIDA INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.75%     $1,000.00    $1,029.60         $3.82
  Hypothetical             0.75%     $1,000.00    $1,021.31         $3.80**
  ----------------------------------------------------------------------------

GLOBAL FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.15%     $1,000.00    $1,039.30         $5.88
  Hypothetical             1.15%     $1,000.00    $1,019.30         $5.82**
  ----------------------------------------------------------------------------


FIXED INCOME FUNDS   80      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

HIGH YIELD FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,031.00         $4.58
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

HIGH YIELD MUNICIPAL

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,042.90         $4.35
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.75%     $1,000.00    $1,029.30         $3.82
  Hypothetical             0.75%     $1,000.00    $1,021.31         $3.80**
  ----------------------------------------------------------------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,028.90         $4.58
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.75%     $1,000.00    $1,032.10         $3.82
  Hypothetical             0.75%     $1,000.00    $1,021.31         $3.80**
  ----------------------------------------------------------------------------

U.S. GOVERNMENT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,029.90         $4.58
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

 *Expenses are calculated using the Funds' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended September 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.


                     NORTHERN FUNDS SEMIANNUAL REPORT   81    FIXED INCOME FUNDS

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION


With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


ACA       American Capital Access

AMBAC     American Municipal Bond Assurance Corporation

AMT       Alternative Minimum Tax

COLLD.    Collateralized

COP       Certificate of Participation

FGIC      Financial Guaranty Insurance Corporation

FHA       Federal Housing Authority

FHLB      Federal Home Loan Bank

FNMA      Fannie Mae

FSA       Financial Security Assurance

GNMA      Government National Mortgage Association

G.O.      General Obligation

GTD.      Guaranteed

HFA       Housing Finance Authority

IBC       Insured Bond Certificates

IDA       Industrial Development Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

PCR       Pollution Control Revenue

PFA       Public Finance Authority

PSF       Permanent School Fund

SFM       Single Family Mortgage

TCRS      Transferable Custodial Receipts

TRAINS    Targeted Return Index Securities

TRAN      Tax Revenue Anticipation Note

TRB       Tax Revenue Bonds

VRDB      Variable Rate Demand Bonds

XLCA      XL Capital Assurance



FIXED INCOME FUNDS   82      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                     NORTHERN FUNDS SEMIANNUAL REPORT   83    FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


FIXED INCOME FUNDS   84      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC
(not affiliated with Northern Trust)
301 Bellevue Parkway
Wilmington, DE 19809
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------


 2      STATEMENTS OF ASSETS AND LIABILITIES
 3      STATEMENTS OF OPERATIONS
 4      STATEMENTS OF CHANGES IN NET ASSETS
 5      FINANCIAL HIGHLIGHTS
 10     SCHEDULES OF INVESTMENTS
        10    CALIFORNIA MUNICIPAL MONEY MARKET FUND
        20    MONEY MARKET FUND
        28    MUNICIPAL MONEY MARKET FUND
        66    U.S. GOVERNMENT MONEY MARKET FUND
        68    U.S. GOVERNMENT SELECT MONEY MARKET FUND
 69     NOTES TO THE FINANCIAL STATEMENTS
 73     FUND EXPENSES
 74     ABBREVIATIONS AND OTHER INFORMATION
 76     FOR MORE INFORMATION


                   NORTHERN FUNDS SEMIANNUAL REPORT     1     MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES              SEPTEMBER 30, 2006 (UNAUDITED)

                                  CALIFORNIA                               MUNICIPAL        U.S. GOVERNMENT     U.S. GOVERNMENT
  Amounts in thousands,         MUNICIPAL MONEY          MONEY               MONEY               MONEY           SELECT MONEY
  except per share data           MARKET FUND         MARKET FUND         MARKET FUND         MARKET FUND         MARKET FUND
  -------------------------------------------------------------------------------------------------------------------------------
  ASSETS:
  Investments, at amortized
   cost                            $1,190,046         $ 7,982,570         $5,546,887           $528,820            $968,206
  Repurchase agreements, at
   cost which approximates
   fair value                               -           2,944,505                  -            196,736                   -
  Cash                                     85               1,136                 49                  -                   -
  Interest income receivable            5,864              70,240             28,199              2,198               4,478
  Dividend income receivable                -                   -                308                  -                   -
  Receivable for fund shares
   sold                                    30                   -                  -                  -                   -
  Receivable for securities
   sold                                   100                 401             52,491                  -                   -
  Receivable from investment
   adviser                                 22                 227                123                  9                  24
  Prepaid and other assets                 24                 240                121                 18                  32
  Total Assets                      1,196,171          10,999,319          5,628,178            727,781             972,740
  -------------------------------------------------------------------------------------------------------------------------------
  LIABILITIES:
  Cash overdraft                            -                   -             21,361                 78                   1
  Payable for securities
   purchased                            7,058             260,215                  -              9,927                   -
  Payable for fund shares
   redeemed                                 -               2,935                184                  8                   5
  Distributions payable to
   shareholders                         3,016              41,892             14,315              2,813               3,860
  Payable to affiliates:
   Investment advisory fees                79                 703                372                 47                  64
   Co-administration fees                  30                 264                139                 18                  24
   Custody and accounting
     fees                                   6                   -                  -                  -                  17
   Transfer agent fees                     20                 176                 93                 12                  16
  Accrued other liabilities                32                 271                166                 46                  44
  Total Liabilities                    10,241             306,456             36,630             12,949               4,031
  -------------------------------------------------------------------------------------------------------------------------------
  Net Assets                       $1,185,930         $10,692,863         $5,591,548           $714,832            $968,709
  -------------------------------------------------------------------------------------------------------------------------------
  ANALYSIS OF NET ASSETS:
  Capital stock                    $1,185,329         $10,692,868         $5,591,294           $714,848            $968,709
  Accumulated undistributed
   net investment income                  379                   -                  -                  -                   -
  Accumulated net realized
   gains (losses)                         222                  (5)               254                (16)                  -
  Net Assets                       $1,185,930         $10,692,863         $5,591,548           $714,832            $968,709
  -------------------------------------------------------------------------------------------------------------------------------
  SHARES OUTSTANDING ($.0001
   PAR VALUE, UNLIMITED
   AUTHORIZATION)                   1,185,354          10,692,886          5,591,304            714,881             968,748
  NET ASSET VALUE,
   REDEMPTION AND OFFERING
   PRICE PER SHARE                 $     1.00         $      1.00         $     1.00           $   1.00            $   1.00
  -------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


MONEY MARKET FUNDS    2       NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS         SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

                                  CALIFORNIA                               MUNICIPAL        U.S. GOVERNMENT     U.S. GOVERNMENT
                                MUNICIPAL MONEY          MONEY               MONEY               MONEY           SELECT MONEY
  Amounts in thousands            MARKET FUND         MARKET FUND         MARKET FUND         MARKET FUND         MARKET FUND
  -------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
  Interest income                  $19,201            $256,250            $ 99,875             $18,623             $26,156
  Dividend income                        -                   -                 776                   -                   -
   Total Investment Income          19,201             256,250             100,651              18,623              26,156
  -------------------------------------------------------------------------------------------------------------------------------
  EXPENSES:
  Investment advisory fees           2,192              19,869              11,267               1,477               2,093
  Co-administration fees               822               7,451               4,225                 554                 785
  Custody and accounting
   fees                                130                 959                 556                  97                 128
  Transfer agent fees                  548               4,967               2,817                 369                 523
  Registration fees                      9                  55                  42                  15                  14
  Printing fees                         23                 197                 114                  16                  31
  Professional fees                     15                 129                  79                  10                  21
  Trustee fees and expenses              9                  78                  47                   6                  13
  Shareholder servicing fees             -                   -                   -                  40                   -
  Other                                 13                 111                  66                   9                  17
  -------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                     3,761              33,816              19,213               2,593               3,625
   Less expenses reimbursed
     by investment adviser            (731)             (6,468)             (3,693)               (515)               (732)
   Less custodian credits              (17)                (28)                (28)                (47)                (15)
   Net Expenses                      3,013              27,320              15,492               2,031               2,878
  -------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME             16,188             228,930              85,159              16,592              23,278
  -------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAINS:
  Net realized gains on:
   Investments                         222                   -                 273                   -                   -
   Net Realized Gains on
     Investments                       222                   -                 273                   -                   -
  -------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS       $16,410            $228,930            $ 85,432             $16,592             $23,278
  -------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


                    NORTHERN FUNDS SEMIANNUAL REPORT    3     MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                     CALIFORNIA                                              MUNICIPAL
                                  MUNICIPAL MONEY                  MONEY                       MONEY
                                    MARKET FUND                 MARKET FUND                 MARKET FUND
                              SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                 ENDED         YEAR         ENDED         YEAR          ENDED         YEAR
                               SEPT. 30,      ENDED       SEPT. 30,       ENDED       SEPT. 30,       ENDED
                                 2006        MARCH 31,       2006       MARCH 31,        2006       MARCH 31,
  Amounts in thousands        (UNAUDITED)      2006      (UNAUDITED)      2006       (UNAUDITED)      2006
  ------------------------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income       $   16,188    $   22,806   $   228,930    $  276,403   $   85,159     $  112,067
  Net realized gains on
   investments                       222           181             -            11          273             18
   Net Increase in Net
     Assets
   Resulting from Operations      16,410        22,987       228,930       276,414       85,432        112,085
  ------------------------------------------------------------------------------------------------------------
  CAPITAL SHARE
   TRANSACTIONS:(1)
  Net increase (decrease)
   in net assets resulting
   from capital share
   transactions                  163,029       114,267     1,566,195     1,229,962      (24,573)     1,035,457
   Net Increase (Decrease)
     in Net Assets
     Resulting from Capital
     Share Transactions          163,029       114,267     1,566,195     1,229,962      (24,573)     1,035,457
  ------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income     (16,353)      (22,957)     (228,930)     (276,438)     (85,160)      (112,384)
   Total Distributions Paid      (16,353)      (22,957)     (228,930)     (276,438)     (85,160)      (112,384)
  ------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 163,086       114,297     1,566,195     1,229,938      (24,301)     1,035,158

  NET ASSETS:
  Beginning of period          1,022,844       908,547     9,126,668     7,896,730    5,615,849      4,580,691
  End of period               $1,185,930    $1,022,844   $10,692,863    $9,126,668   $5,591,548     $5,615,849
  ------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME      $      379    $      544   $         -    $        -   $        -     $        1
  ------------------------------------------------------------------------------------------------------------

                                  U.S. GOVERNMENT            U.S. GOVERNMENT
                                       MONEY                   SELECT MONEY
                                    MARKET FUND                MARKET FUND
                              SIX MONTHS                 SIX MONTHS
                                 ENDED         YEAR         ENDED         YEAR
                               SEPT. 30,      ENDED       SEPT. 30,      ENDED
                                 2006        MARCH 31,       2006       MARCH 31,
  Amounts in thousands        (UNAUDITED)      2006      (UNAUDITED)      2006
  ------------------------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income         $ 16,592      $ 20,360   $   23,278    $   37,288
  Net realized gains on
   investments                         -             -            -             -
   Net Increase in Net
     Assets
   Resulting from Operations      16,592        20,360       23,278        37,288
  ------------------------------------------------------------------------------------------------------------
  CAPITAL SHARE
   TRANSACTIONS:(1)
   Net increase (decrease)
     in net assets resulting
     from capital share
     transactions                 (1,898)      144,872     (164,630)      (52,768)
   Net Increase (Decrease)
     in Net Assets Resulting
     from Capital Share
     Transactions                 (1,898)      144,872     (164,630)      (52,768)
  ------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income     (16,592)      (20,360)     (23,278)      (37,300)
   Total Distributions Paid      (16,592)      (20,360)     (23,278)      (37,300)
  ------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)
   IN NET ASSETS                  (1,898)      144,872     (164,630)      (52,780)
  NET ASSETS:
  Beginning of period            716,730       571,858    1,133,339     1,186,119
  End of period                 $714,832      $716,730   $  968,709    $1,133,339
  ------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME        $      -      $      -   $        -    $        -
  ------------------------------------------------------------------------------------------------------------

(1)  The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.


MONEY MARKET FUNDS    4       NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

                                                          CALIFORNIA MUNICIPAL MONEY MARKET FUND
                                              SIX MONTHS
                                                ENDED             YEAR             YEAR              YEAR
                                              SEPT. 30,           ENDED            ENDED            ENDED
                                                 2006           MARCH 31,        MARCH 31,        MARCH 31,
Selected per share data                      (UNAUDITED)          2006             2005              2004
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     1.00       $     1.00       $   1.00         $   1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.01             0.02           0.01             0.01
 Total from Investment Operations                    0.01             0.02           0.01             0.01
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
 From net investment income                         (0.01)           (0.02)         (0.01)           (0.01)
   Total Distributions Paid                         (0.01)           (0.02)         (0.01)           (0.01)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $     1.00       $     1.00       $   1.00         $   1.00
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     1.51%            2.22%          0.92%            0.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $1,185,930       $1,022,844       $908,547         $762,143
Ratio to average net assets of: (2)
 Expenses, net of waivers and
  reimbursements                                     0.55%            0.55%          0.55%            0.55%
 Expenses, before waivers and
  reimbursements                                     0.69%            0.78%          0.79%            0.78%
 Net investment income, net of waivers
  and reimbursements                                 2.95%            2.20%          0.94%            0.55%
 Net investment income, before waivers
  and reimbursements                                 2.81%            1.97%          0.70%            0.32%
--------------------------------------------------------------------------------------------------------------

                                                 CALIFORNIA MUNICIPAL MONEY
                                                        MARKET FUND

                                                 YEAR               YEAR
                                                ENDED              ENDED
                                              MARCH 31,          MARCH 31,
  Selected per share data                        2003               2002
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00          $   1.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           0.01              0.02
   Total from Investment Operations               0.01              0.02
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                    (0.01)            (0.02)
     Total Distributions Paid                    (0.01)            (0.02)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period              $   1.00          $   1.00
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                0.95%             1.75%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period     $876,183          $525,262
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
    reimbursements                                0.55%             0.55%
   Expenses, before waivers and
    reimbursements                                0.81%             0.89%
   Net investment income, net of waivers
    and reimbursements                            0.93%             1.72%
   Net investment income, before waivers
    and reimbursements                            0.67%             1.38%
  ------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


                    NORTHERN FUNDS SEMIANNUAL REPORT    5     MONEY MARKET FUNDS

MONEY MARKET FUNDS

                                                                   MONEY MARKET FUND
                                             SIX MONTHS
                                               ENDED              YEAR             YEAR             YEAR
                                             SEPT. 30,            ENDED            ENDED            ENDED
                                                2006            MARCH 31,        MARCH 31,        MARCH 31,
  Selected per share data                   (UNAUDITED)           2006             2005             2004
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD      $      1.00       $     1.00       $     1.00       $     1.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.02             0.03             0.01             0.01
   Total from Investment Operations                0.02             0.03             0.01             0.01
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.02)           (0.03)           (0.01)           (0.01)
     Total Distributions Paid                     (0.02)           (0.03)           (0.01)           (0.01)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period            $      1.00       $     1.00       $     1.00       $     1.00
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                 2.32%            3.27%            1.22%            0.68%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period   $10,692,863       $9,126,668       $7,896,730       $7,435,384
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                                0.55%            0.55%            0.55%            0.55%
   Expenses, before waivers and
     reimbursements                                0.68%            0.78%            0.79%            0.78%
   Net investment income, net of waivers
     and reimbursements                            4.61%            3.26%            1.22%            0.68%
   Net investment income, before waivers
     and reimbursements                            4.48%            3.03%            0.98%            0.45%
  ------------------------------------------------------------------------------------------------------------

                                                   MONEY MARKET FUND

                                                   YEAR             YEAR
                                                   ENDED            ENDED
                                                 MARCH 31,        MARCH 31,
  Selected per share data                          2003             2002
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD          $     1.00        $     1.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.01              0.03
   Total from Investment Operations                   0.01              0.03
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.01)            (0.03)
     Total Distributions Paid                        (0.01)            (0.03)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $     1.00        $     1.00
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                    1.26%             3.07%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $8,570,323        $9,302,869
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                                   0.55%             0.55%
   Expenses, before waivers and
     reimbursements                                   0.82%             0.88%
   Net investment income, net of waivers
     and reimbursements                               1.26%             2.99%
   Net investment income, before waivers and
     reimbursements                                   0.99%             2.66%
  ------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


MONEY MARKET FUNDS    6       NORTHERN FUNDS SEMIANNUAL REPORT

                                                               MUNICIPAL MONEY MARKET FUND
                                              SIX MONTHS
                                                 ENDED            YEAR             YEAR             YEAR
                                               SEPT. 30,          ENDED            ENDED            ENDED
                                                  2006          MARCH 31,        MARCH 31,        MARCH 31,
  Selected per share data                     (UNAUDITED)         2006             2005             2004
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00       $     1.00       $     1.00       $     1.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.02             0.02             0.01             0.01
   Total from Investment Operations                  0.02             0.02             0.01             0.01
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                       (0.02)           (0.02)           (0.01)           (0.01)
     Total Distributions Paid                       (0.02)           (0.02)           (0.01)           (0.01)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $     1.00       $     1.00       $     1.00       $     1.00
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                   1.53%            2.26%            0.96%            0.58%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $5,591,548       $5,615,849       $4,580,691       $4,719,992
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                                  0.55%            0.55%            0.55%            0.55%
   Expenses, before waivers and
     reimbursements                                  0.68%            0.78%            0.79%            0.78%
   Net investment income, net of waivers
     and reimbursements                              3.02%            2.24%            0.95%            0.58%
   Net investment income, before waivers
     and reimbursements                              2.89%            2.01%            0.71%            0.35%
  ------------------------------------------------------------------------------------------------------------

                                               MUNICIPAL MONEY MARKET FUND

                                                 YEAR             YEAR
                                                 ENDED            ENDED
                                               MARCH 31,        MARCH 31,
  Selected per share data                        2003             2002
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00       $     1.00

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.01             0.02
   Total from Investment Operations                  0.01             0.02
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                       (0.01)           (0.02)
     Total Distributions Paid                       (0.01)           (0.02)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $     1.00       $     1.00
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                   0.99%            1.96%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $5,045,958       $4,162,353
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                                  0.55%            0.55%
   Expenses, before waivers and
     reimbursements                                  0.81%            0.89%
   Net investment income, net of waivers
     and reimbursements                              0.97%            1.90%
   Net investment income, before waivers
     and reimbursements                              0.71%            1.56%
  ------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.


                    NORTHERN FUNDS SEMIANNUAL REPORT    7     MONEY MARKET FUNDS

MONEY MARKET FUNDS

                                                            U.S. GOVERNMENT MONEY MARKET FUND
                                               SIX MONTHS
                                                 ENDED             YEAR            YEAR              YEAR
                                               SEPT. 30,          ENDED           ENDED             ENDED
                                                  2006          MARCH 31,       MARCH 31,         MARCH 31,
  Selected per share data                     (UNAUDITED)          2006            2005              2004
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $   1.00         $   1.00         $   1.00         $   1.00

  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income                            0.02             0.03             0.01             0.01
   Total from Investment Operations                0.02             0.03             0.01             0.01
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.02)           (0.03)           (0.01)           (0.01)
     Total Distributions Paid                     (0.02)           (0.03)           (0.01)           (0.01)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $   1.00         $   1.00         $   1.00         $   1.00
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                 2.27%            3.22%            1.19%            0.65%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $714,832         $716,730         $571,858         $622,462
  Ratio to average net assets of: (2)
   Expenses, net of waivers, reimbursements
     and credits                                   0.55%(3)         0.55%(4)         0.55%(4)         0.55%
   Expenses, before waivers, reimbursements
     and credits                                   0.70%            0.81%            0.80%            0.82%
   Net investment income, net of waivers,
     reimbursements and credits                    4.49%            3.22%            1.17%            0.66%
   Net investment income, before waivers,
     reimbursements and credits                    4.34%            2.96%            0.92%            0.39%
  ------------------------------------------------------------------------------------------------------------

                                           U.S. GOVERNMENT MONEY MARKET FUND

                                                  YEAR             YEAR
                                                 ENDED            ENDED
                                               MARCH 31,        MARCH 31,
  Selected per share data                         2003             2002
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD          $   1.00        $   1.00

  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income                             0.01            0.03
   Total from Investment Operations                 0.01            0.03
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                      (0.01)          (0.03)
     Total Distributions Paid                      (0.01)          (0.03)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $   1.00        $   1.00
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                  1.21%           2.83%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $794,122        $631,313
  Ratio to average net assets of: (2)
   Expenses, net of waivers,
     reimbursements and credits                     0.55%           0.55%
   Expenses, before waivers,
     reimbursements and credits                     0.86%           0.89%
   Net investment income, net of waivers,
     reimbursements and credits                     1.19%           2.74%
   Net investment income, before waivers,
     reimbursements and credits                     0.88%           2.40%
  ------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) The net expense ratio includes custodian credits of approximately $47,000, which represents 0.01% of average net assets for the six months ended September 30, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(4) The net expense ratio includes custodian credits of approximately $60,000 and $50,000, which represents 0.01% of average net assets for the fiscal years ended March 31, 2006 and 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.


MONEY MARKET FUNDS    8       NORTHERN FUNDS SEMIANNUAL REPORT

                                                         U.S. GOVERNMENT SELECT MONEY MARKET FUND
                                              SIX MONTHS
                                                ENDED             YEAR             YEAR              YEAR
                                              SEPT. 30,           ENDED            ENDED            ENDED
                                                 2006           MARCH 31,        MARCH 31,        MARCH 31,
  Selected per share data                    (UNAUDITED)          2006             2005              2004
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD         $   1.00         $     1.00       $     1.00       $   1.00

  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income                            0.02               0.03             0.01           0.01
   Total from Investment Operations                0.02               0.03             0.01           0.01
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                     (0.02)             (0.03)           (0.01)         (0.01)
     Total Distributions Paid                     (0.02)             (0.03)           (0.01)         (0.01)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $   1.00         $     1.00       $     1.00       $   1.00
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                 2.26%              3.17%            1.16%          0.62%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $968,709         $1,133,339       $1,186,119       $924,881
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                                0.55%              0.55%            0.55%          0.55%
   Expenses, before waivers and
     reimbursements                                0.69%              0.79%            0.79%          0.79%
   Net investment income, net of waivers
     and reimbursements                            4.45%              3.21%            1.22%          0.61%
   Net investment income, before waivers
     and reimbursements                            4.31%              2.97%            0.98%          0.37%
  ------------------------------------------------------------------------------------------------------------

                                            U.S. GOVERNMENT SELECT MONEY
                                                    MARKET FUND

                                                  YEAR             YEAR
                                                 ENDED            ENDED
                                               MARCH 31,        MARCH 31,
  Selected per share data                         2003             2002
  ------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD          $   1.00        $   1.00

  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income                             0.01            0.03
   Total from Investment Operations                 0.01            0.03
  ------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income                      (0.01)          (0.03)
     Total Distributions Paid                      (0.01)          (0.03)
  ------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $   1.00        $   1.00
  ------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                  1.11%           2.71%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $979,757        $983,129
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                                 0.55%           0.55%
   Expenses, before waivers and
     reimbursements                                 0.82%           0.88%
   Net investment income, net of waivers
     and reimbursements                             1.08%           2.64%
   Net investment income, before waivers
     and reimbursements                             0.81%           2.31%
  ------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

See Notes to the Financial Statements.


                    NORTHERN FUNDS SEMIANNUAL REPORT    9     MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3%
  CALIFORNIA - 98.6%
   ABAG Finance Authority for
     Nonprofit Corp. Coros
     California Revenue VRDB,
     Jewish Home San Francisco
     (Allied Irish Bank LOC),
     3.79%, 10/2/06                     $1,240           $1,240
   ABAG Finance Authority for
     Nonprofit Corp. Coros
     California Revenue VRDB,
     Series 2004, Thacher Schools,
     3.74%, 10/10/06                     2,000            2,000
   ABAG Finance Authority for
     Nonprofit Corp. Coros
     California Revenue VRDB,
     Series 2005, Institute for
     Defense Analyses (AMBAC
     Insured),
     3.74%, 10/10/06                     3,000            3,000
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue VRDB, Series 2000A
     (AMT), East Ridge Apartments
     (FNMA LOC),
     3.71%, 10/10/06                     2,545            2,545
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue VRDB, Series 2002
     (AMT), The Bachenheimer
     Building Project (FNMA Gtd.),
     3.75%, 10/10/06                     7,720            7,720
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue VRDB, Series 2002A
     (AMT), Action Courtyard
     Apartments Project (Wells
     Fargo Bank N.A. LOC),
     3.75%, 10/10/06                     3,575            3,575
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue VRDB, Series 2002A
     (AMT), Darling Florist
     Building Project (FNMA Gtd.),
     3.75%, 10/10/06                     4,710            4,710
   Access to Loans for Learning
     Student Loan Corp. Revenue
     VRDB, Series II-A-9 (AMT)
     (State Street Bank and Trust
     LOC),
     3.80%, 10/10/06                     6,900            6,900

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   Alameda County IDA Revenue
     VRDB, Series 1995A (AMT),
     Heat and Control, Inc.
     Project (Comerica Bank LOC),
     3.80%, 10/10/06                    $1,520           $1,520
   Alameda County IDA Revenue
     VRDB, Series 1997A (AMT),
     Tool Family Partnership
     (Wells Fargo Bank N.A. LOC),
     3.75%, 10/10/06                     1,240            1,240
   Alameda County IDA Revenue
     VRDB, Series 2001 (AMT),
     Pacific Paper Tube Project
     (Wells Fargo Bank N.A. LOC),
     3.75%, 10/10/06                     2,285            2,285
   Alameda County IDA Revenue
     VRDB, Series 2004 (AMT),
     Autumn Press, Inc. Project
     (Wells Fargo Bank N.A. LOC),
     3.79%, 10/10/06                     2,332            2,332
   Alameda County IDA Revenue
     VRDB, Series 2004A (AMT),
     BEMA Electronics
     Manufacturing Project
     (Comerica Bank LOC),
     3.79%, 10/10/06                     2,200            2,200
   Alameda-Contra Costa Schools
     Financing Authority COPS,
     Series 2002J, Capital
     Improvement Project (KBC Bank
     N.V. LOC),
     3.68%, 10/10/06                     2,370            2,370
   Alameda-Contra Costa Schools
     Financing Authority COPS,
     Series 2002K, Capital
     Improvement Project (KBC Bank
     N.V. LOC),
     3.68%, 10/10/06                     3,500            3,500
   Azusa Multifamily Housing
     Revenue Refunding Bonds,
     Series 1994, Pacific Glen
     Apartments Project (FNMA
     LOC),
     3.61%, 10/10/06                       100              100
   Bay Area Toll Bridge Revenue
     VRDB, Series C, San Francisco
     Bay Area Toll Authority
     (AMBAC Insured),
     3.57%, 10/10/06                     1,400            1,400

See Notes to the Financial Statements.

MONEY MARKET FUNDS    10      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   California Alternative Energy
     Source Financing Authority
     Cogeneration Revenue
     Refunding Bonds, Series 1993A
     (AMT), General Electric
     Capital Project Arroyo
     (General Electric Capital
     Corp. Gtd.), (1)
     3.69%, 10/10/06                   $25,080          $25,080
   California Economic Development
     Financing Authority Revenue
     VRDB, Series 1996A (AMT),
     Joseph Schmidt Confections
     Project (BNP Paribas LOC),
     3.75%, 10/10/06                     2,900            2,900
   California Economic Development
     Financing Authority Revenue
     VRDB, Series 1998 (AMT),
     Fricke-Parks Press, Inc.
     Project (Wells Fargo Bank
     N.A. LOC),
     3.80%, 10/10/06                     1,790            1,790
   California Educational
     Facilities Authority Revenue
     Bonds, University of Southern
     California, Series 2003-45A,
     Soc Gen Municipal Trust
     Receipts, (1)
     3.76%, 10/10/06                     5,000            5,000
   California Educational
     Facilities Authority Revenue
     VRDB, Series 2005B, Pomona
     College,
     3.60%, 10/10/06                     5,000            5,000
   California FHLMC Multifamily
     Variable Rate Certificates,
     Series M001 Class A (AMT)
     (FHLMC LOC),
     3.84%, 10/10/06                    39,313           39,313
   California FHLMC Multifamily
     Variable Rate Certificates,
     Series M007 Class A (AMT)
     (FHLMC LOC),
     3.84%, 10/10/06                    11,141           11,141
   California Health Facilities
     Financing Authority Revenue
     VRDB, Series 2002, Adventist
     Health Systems (Wachovia Bank
     N.A. LOC),
     3.80%, 10/2/06                      4,300            4,300

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   California Health Facilities
     Financing Authority Revenue
     VRDB, Series 2004K, Catholic
     Healthcare West (Bank of
     America N.A. LOC),
     3.58%, 10/10/06                    $3,650           $3,650
   California Housing Finance
     Agency Revenue VRDB,
     Series C (AMT), Home
     Mortgage,
     3.83%, 10/2/06                     17,800           17,800
     Series F (AMT), Home Mortgage
     (FSA Corp. Insured),
     3.75%, 10/10/06                    17,600           17,600
     Series 2002M (AMT),
     Home Mortgage,
     3.81%, 10/2/06                     22,950           22,950
     Series 2002M (AMT),
     Home Mortgage,
     3.81%, 10/2/06                      3,835            3,835
     Series 2004E-1 (AMT),
     Home Mortgage,
     3.75%, 10/10/06                     9,900            9,900
   California Infrastructure and
     Economic Development Bank IDR
     VRDB, Series 2002A (AMT),
     Block and Brick Project (U.S.
     Bank N.A. LOC),
     3.74%, 10/10/06                     5,290            5,290
   California Infrastructure and
     Economic Development Bank
     Revenue VRDB, Contemporary
     Jewish Museum (Bank of
     America N.A. LOC),
     3.60%, 10/10/06                    10,000           10,000
   California Infrastructure and
     Economic Development Bank
     Revenue VRDB, J Paul Getty
     Trust,
     Series 2003B,
     3.25%, 2/2/07                       5,000            5,000
     Series 2003D,
     3.25%, 2/2/07                      15,000           15,000
   California Infrastructure and
     Economic Development Bank
     Revenue VRDB, Series 2002,
     Academy of Motion Pictures
     Arts and Sciences (AMBAC
     Insured),
     3.74%, 10/10/06                     7,000            7,000

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   11     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   California Infrastructure and
     Economic Development Bank
     Revenue VRDB, Series A (AMT),
     Pocino Foods Co. Project
     (Wells Fargo Bank N.A. LOC),
     3.74%, 10/10/06                    $4,000           $4,000
   California Pollution Control
     Financing Authority
     Environmental Improvement
     Revenue VRDB, Series 1997B
     (AMT), Air Products
     Manufacturing,
     3.80%, 10/10/06                    10,000           10,000
   California Pollution Control
     Financing Authority PCR
     Refunding Bonds, Series
     1996C, Pacific Gas and
     Electric Company (JPMorgan
     Chase Bank LOC),
     3.70%, 10/2/06                      1,200            1,200
   California Pollution Control
     Financing Authority PCR
     Refunding Bonds, Series
     1996E, Pacific Gas and
     Electricity (JPMorgan Chase
     Bank LOC),
     3.82%, 10/2/06                        400              400
   California Pollution Control
     Financing Authority Revenue
     Bonds, Merrill Lynch P-Floats
     PA-538R, San Diego Gas and
     Electric (MBIA Insured), (1)
     3.79%, 10/10/06                    24,160           24,160
   California Pollution Control
     Financing Authority Revenue
     Bonds, Merrill Lynch P-Floats
     PA-633R, San Diego Gas and
     Electric (MBIA Insured), (1)
     3.79%, 10/10/06                    11,850           11,850
   California Pollution Control
     Financing Authority Revenue
     Refunding VRDB (AMT),
     ExxonMobil Project
     (ExxonMobil Corp. Gtd.),
     3.65%, 10/2/06                      4,395            4,395
   California School Cash Reserve
     Program Authority Revenue
     Notes COPS, Series 2006-07-A
     TRANS,
     4.50%, 7/6/07                      14,000           14,103

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB, Series
     2002B-1 (Bank of New York
     LOC),
     3.80%, 10/2/06                    $15,050          $15,050
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB, Series
     2002C-1 (Dexia Credit Local
     LOC),
     3.73%, 10/10/06                    15,900           15,900
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB, Series
     2002C-3 (AMBAC Insured),
     3.73%, 10/10/06                     6,475            6,475
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB, Series
     2002C-4 (JPMorgan Chase Bank
     LOC),
     3.60%, 10/10/06                     3,000            3,000
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB, Series
     2002C-7
     (FSA Corp. Insured),
     3.59%, 10/10/06                     1,210            1,210
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB, Series
     2002-C16 (Bank of New York
     LOC),
     3.67%, 10/10/06                     5,400            5,400
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB,
     Subseries F-4 (Bank of
     America N.A. LOC),
     3.80%, 10/2/06                      5,300            5,300
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB,
     Subseries G-1 (Bank of Nova
     Scotia LOC),
     3.73%, 10/10/06                     2,450            2,450

See Notes to the Financial Statements.

MONEY MARKET FUNDS    12      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB,
     Subseries G-3
     (FSA Corp. Insured),
     3.59%, 10/10/06                    $1,800           $1,800
   California State Economic
     Recovery Revenue VRDB,
     Series 2004C-2,
     3.65%, 10/2/06                      4,250            4,250
     Series 2004C-4,
     3.79%, 10/2/06                      3,050            3,050
     Series 2004C-7
     (BNP Paribas LOC),
     3.60%, 10/2/06                      1,300            1,300
     Series 2004C-8
     (Lloyds TSB Bank PLC LOC),
     3.65%, 10/2/06                      5,700            5,700
     Series 2004C-16
     (FSA Corp. Insured),
     3.59%, 10/10/06                     4,510            4,510
   California State G.O., Eagle
     Trust Series 20000507 (XLCA
     Insured), (1)
     3.77%, 10/10/06                    10,000           10,000
   California State G.O.,
     Kindergarten-University,
     Series 2004A-2 (Citibank N.A.
     LOC),
     3.75%, 10/2/06                      6,330            6,330
     Series 2004A-8
     (Citibank N.A. LOC),
     3.59%, 10/10/06                    11,745           11,745
     Series 2004A-9
     (Citibank N.A. LOC),
     3.67%, 10/10/06                     6,400            6,400
   California State G.O., Merrill
     Lynch P-Floats Series PT-1257
     (XLCA Insured), (1)
     3.78%, 10/10/06                    11,475           11,475
   California State G.O., P-Floats
     PA 1357 (Merrill Lynch
     Gtd.), (1)
     3.79%, 10/10/06                     4,000            4,000
   California State G.O. RANS,
     4.50%, 6/29/07                      7,000            7,058

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   California State G.O., Series
     1996A2,
     3.44%, 10/6/06                    $15,000          $15,000
   California State G.O., Series
     2003-1, ABN AMRO Munitops
     Certificate Trust (AMBAC
     Insured), (1)
     3.77%, 10/10/06                     6,000            6,000
   California State G.O., Series
     2003B-4
     Floating Rate Certificates
     (Bank of New York LOC),
     3.59%, 10/10/06                    15,250           15,250
   California State G.O. VRDB,
     Series N, Macon Trust
     Certificates (AMBAC
     Insured), (1)
     3.74%, 10/10/06                    15,750           15,750
   California State Public Works
     Board Revenue Bonds, Series
     PT-2915, Merrill Lynch
     P-Floats (MBIA Insured), (1)
     3.77%, 10/10/06                     9,630            9,630
   California State Veterans G.O.
     (AMT), Citigroup
     ROCS-RR-II-R-438CE
     (Citigroup, Inc. Gtd.), (1)
     3.80%, 10/10/06                     9,375            9,375
   California Statewide
     Communities Development
     Authority COPS, Series 1995,
     Covenant Retirement
     Communities (LaSalle Bank
     N.A. LOC),
     3.61%, 10/10/06                     9,900            9,900
   California Statewide
     Communities Development
     Authority COPS, Series
     1999-176, Morgan Stanley
     Floating Rate Certificates
     (FSA Corp. Insured), (1)
     3.74%, 10/10/06                    10,595           10,595
   California Statewide
     Communities Development
     Authority Multifamily (AMT),
     Merrill Lynch P-Floats Series
     PT-1863, Arms Apartments
     Project (Merrill Lynch & Co.,
     Inc. Gtd.), (1)
     3.84%, 10/10/06                     3,500            3,500

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   13     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     Bonds, Series 2003NN1 (AMT),
     Bay Vista Meadow Park Project
     (Wells Fargo Bank N.A. LOC),
     3.70%, 10/10/06                    $7,500           $7,500
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     Refunding VRDB, Series 2002C
     (AMT), Aegis Moraga Project
     (FNMA LOC),
     3.75%, 10/10/06                     5,000            5,000
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series M (AMT),
     Pavillions Apartments (FNMA
     LOC),
     3.67%, 10/10/06                    11,200           11,200
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2000V (AMT),
     Aqua Vista Apartments Project
     (FNMA LOC),
     3.67%, 10/10/06                     6,700            6,700
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2002B (AMT),
     Olen Jones Senior Apartments
     Project (Citibank N.A. LOC),
     3.82%, 10/10/06                       860              860
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2002S (AMT),
     Concord Green Apartments
     (FHLB of San Francisco LOC),
     3.73%, 10/10/06                     5,000            5,000
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2002X (AMT),
     Sharps and Flats Apartments
     (FNMA LOC),
     3.67%, 10/10/06                     9,300            9,300

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2003-00 (AMT),
     Dublin Ranch Apartments (Bank
     of America N.A. LOC),
     3.70%, 10/10/06                   $14,900          $14,900
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2004A (AMT),
     Maple Square Apartments
     Project (Citibank N.A. LOC),
     3.70%, 10/10/06                     4,800            4,800
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2004C (AMT),
     Avian Glen Apartments Project
     (Citibank N.A. LOC),
     3.70%, 10/10/06                     9,600            9,600
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2005 (AMT),
     Crossing Senior Phase IIJ
     (Citibank N.A. LOC),
     3.70%, 10/10/06                     7,425            7,425
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2001, Gemological
     Institute (AMBAC Insured),
     3.61%, 10/10/06                    22,350           22,350
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2001, Senior Living
     Facility (Bank of New York
     LOC),
     3.61%, 10/10/06                    15,300           15,300
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2003, Morgan Hill
     Country School (Bank of
     America N.A. LOC),
     3.60%, 10/10/06                     1,600            1,600

See Notes to the Financial Statements.

MONEY MARKET FUNDS    14      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2003B, Kaiser
     Permanente Project,
     3.64%, 10/10/06                    $8,450           $8,450
     Series 2004J, Kaiser
     Permanente Project,
     3.64%, 10/10/06                    16,800           16,800
     Series 2004L, Kaiser
     Permanente Project,
     3.64%, 10/10/06                     9,550            9,550
     Series 2004M, Kaiser
     Permanente Project,
     3.64%, 10/10/06                    12,100           12,100
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2006, Amern Baptist
     Homes West (LaSalle Bank N.A.
     LOC),
     3.68%, 10/10/06                     5,000            5,000
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     University of San Diego (BNP
     Paribas LOC),
     3.71%, 10/10/06                    17,800           17,800
   City of Hayward Multifamily
     Housing Revenue VRDB, Series
     1984A, Shorewood Apartment
     Project (FNMA Gtd.),
     3.66%, 10/10/06                    13,000           13,000
   City of Los Angeles COPS,
     Series 2004A, Village School,
     Inc. (Allied Irish Bank PLC
     LOC),
     3.71%, 10/10/06                     5,515            5,515
   City of Stockton Revenue VRDB,
     Series 2002A, Dameron
     Hospital Association (U.S.
     Bank N.A. LOC),
     3.70%, 10/2/06                        700              700
   Contra Costa Multifamily
     Housing Revenue VRDB, Series
     2003 (AMT), Creekview
     Apartments (FHLMC LOC),
     3.67%, 10/10/06                    14,500           14,500

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   Contra Costa Water District
     Revenue Bonds, Series 750,
     Morgan Stanley Floating
     Certificates (FSA Corp.
     Insured), (1)
     3.74%, 10/10/06                    $6,330           $6,330
   Elsinore Valley Municipal Water
     District COPS VRDB, Series
     2000A (FGIC Insured),
     3.60%, 10/10/06                    18,000           18,000
   Emeryville Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series 2002A (AMT), Bay
     Street Apartments (Bank of
     America N.A. LOC),
     3.72%, 10/10/06                       600              600
   Golden West Schools Financing
     Authority G.O., Series 2005A
     12, Wachovia MERLOTS (FGIC
     Insured), (1) (2)
     3.77%, 10/10/06                     5,790            5,790
   Grand Terrace Community
     Redevelopment Agency
     Multifamily Revenue Bonds,
     Series 1985A, Mount Vernon
     Villas Project (FNMA LOC),
     3.59%, 10/10/06                     6,400            6,400
   Irvine Improvement Board
     Limited Obligation,
     Assessment District Number
     93-14 (Bank of America N.A.
     LOC),
     3.65%, 10/2/06                      1,400            1,400
   Los Angeles Community
     Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series A (AMT),
     Security Building Project
     (FNMA Insured),
     3.65%, 10/10/06                     6,000            6,000
   Los Angeles Community
     Redevelopment Agency Revenue
     VRDB, Series 2003A (AMT),
     Views at 270 (Citibank N.A.
     LOC),
     3.76%, 10/10/06                     1,686            1,686

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   15     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   Los Angeles Convention and
     Exhibition Center Authority
     Lease Revenue Refunding VRDB,
     Series 2003D (AMBAC Insured),
     3.59%, 10/10/06                    $2,485           $2,485
     Series 2003E (AMBAC Insured),
     3.68%, 10/10/06                     2,500            2,500
   Los Angeles County Housing
     Authority Multifamily Revenue
     VRDB,
     Series 1985, Malibu Canyon
     Apartments (FHLMC LOC),
     3.62%, 10/10/06                     7,900            7,900
     Series 2003C (AMT), Castaic
     Senior Apartments Project
     (FNMA LOC),
     3.67%, 10/10/06                     5,300            5,300
   Los Angeles County TRANS,
     Series A (Los Angeles County
     Gtd.),
     4.50%, 6/29/07                     17,000           17,124
   Los Angeles Department of Water
     and Power Waterworks Revenue
     Bonds, Series 2001B-1,
     3.68%, 10/2/06                      1,950            1,950
   Los Angeles IDA Empowerment
     Zone Facilities Revenue
     Bonds, Series 2003 (AMT),
     Green Farms, Inc. Project
     (Comerica Bank LOC),
     3.79%, 10/10/06                     3,000            3,000
   Los Angeles IDA Revenue VRDB,
     Series 2001 (AMT), Wing Hing
     Noodle Co. Project (Comerica
     Bank LOC),
     3.79%, 10/10/06                     2,335            2,335
   Los Angeles Multifamily Revenue
     VRDB, Series 1994 (AMT),
     Loans to Lenders Program
     (FHLB of San Francisco LOC),
     3.88%, 10/2/06                      3,091            3,091
   Los Angeles Multifamily Revenue
     VRDB, Series 1997D (AMT),
     Mission Village Terrace
     Project (FHLB of San
     Francisco LOC),
     3.67%, 10/10/06                     3,540            3,540

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   Los Angeles Multifamily Revenue
     VRDB, Series 2003A (AMT),
     Asbury Apartments Project
     (Citibank N.A. LOC),
     3.72%, 10/10/06                    $5,500           $5,500
   Los Angeles Unified School
     District COPS VRDB, Series
     2005B, Administration
     Building Project III (AMBAC
     Insured),
     3.59%, 10/10/06                     1,350            1,350
   Metropolitan Water District of
     Southern California Revenue
     Bonds, Series 2005-66, ABN
     AMRO Munitops Certificate
     Trust (FSA Corp.
     Insured), (1)
     3.77%, 10/10/06                    16,685           16,685
   Metropolitan Water District of
     Southern California
     Waterworks Revenue Bonds,
     Series 1999B,
     3.58%, 10/10/06                     3,400            3,400
   Metropolitan Water District of
     Southern California
     Waterworks Revenue VRDB,
     Series 2000B-3,
     3.65%, 10/2/06                      5,200            5,200
   Metropolitan Water District of
     Southern California
     Waterworks Revenue Refunding
     VRDB,
     Series 2003C-1,
     3.57%, 10/10/06                     1,695            1,695
     Series 2003C-2,
     3.55%, 10/10/06                     2,020            2,020
   Oakland G.O. Bonds, Series
     2003-A, ABN AMRO Munitops
     Certificate Trust 2004-22
     (MBIA Insured), (1)
     3.77%, 10/10/06                     8,935            8,935
   Oakland Revenue Bonds, MERLOTS
     Series 2000M
     (AMBAC Insured), (1)
     3.77%, 10/10/06                     3,000            3,000
   Oceanside Community Development
     Commission Mortgage Revenue
     VRDB, Series 1996, Shadow Way
     Apartments Project (FNMA
     LOC),
     3.60%, 10/10/06                       175              175
   Ohlone Community College,
     Series 2005B, ABN AMRO
     Munitops Certificate
     Trust 2005-43
     (FSA Corp. Insured), (1)
     3.77%, 10/10/06                    10,000           10,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    16      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   Orange County Development
     Revenue Refunding VRDB,
     Issue G of 1998 Series 3,
     WLCO LF Partners (FNMA LOC),
     3.59%, 10/10/06                    $4,700           $4,700
   Orange County Development
     Revenue VRDB, Series 1985-Z,
     Bear Brand Apartments Project
     (FHLMC LOC),
     3.58%, 10/10/06                     3,700            3,700
   Orange County Sanitation
     District COPS,
     3.65%, 10/2/06                      7,850            7,850
   Palmdale Community
     Redevelopment Agency SFM
     Revenue Bonds, MERLOTS Series
     2000-TTT (AMT) (U.S.
     Treasuries Escrowed), (1)
     3.82%, 10/10/06                     5,885            5,886
   Pittsburg Redevelopment VRDB,
     Tax Allocation, Series 2004A,
     Los Medanos Community (AMBAC
     Insured),
     3.70%, 10/2/06                      7,585            7,585
   Pleasant Hill Redevelopment
     Agency Multifamily Revenue
     Refunding VRDB, Series 2001-A
     (AMT), Chateau III Project
     (FNMA Gtd.),
     3.74%, 10/10/06                     2,400            2,400
   Pleasanton COPS VRDB, Assisted
     Living Facilities
     (Citibank N.A. LOC),
     3.62%, 10/10/06                     8,800            8,800
   Riverside County Communication
     Facilities District Number
     88-4 VRDB, Special Tax
     Refunding Bonds (Comerica
     Bank LOC),
     3.63%, 10/10/06                     1,650            1,650
   Roaring Fork Municipal Products
     Revenue Bonds Trust Receipts
     (AMT) (FNMA Gtd.), (1)
     3.70%, 10/10/06                     7,100            7,100
   Sacramento County Housing
     Authority Multifamily Revenue
     Bonds, Series 1992A (AMT),
     Shadowood Apartments Project
     (Bank of America N.A.
     LOC), (1)
     3.70%, 10/10/06                    18,500           18,500

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   Sacramento County Housing
     Authority Multifamily Revenue
     Refunding VRDB, Series 2001B
     (AMT), California Place
     Apartments (FNMA Gtd.),
     3.71%, 10/10/06                    $4,500           $4,500
   Sacramento County Housing
     Authority Multifamily Revenue
     Refunding VRDB, Series 2001D
     (AMT), Oak Valley Apartments
     (FNMA Gtd.),
     3.71%, 10/10/06                     4,000            4,000
   Sacramento County Housing
     Authority Multifamily Revenue
     Refunding VRDB, Series
     2004C-2, Seasons of Winter
     (FHLMC Gtd.),
     3.60%, 10/10/06                     3,100            3,100
   Sacramento County Housing
     Authority Mulitfamily Revenue
     VRDB, Series 2005D (AMT),
     Cascades (FNMA Gtd.),
     3.67%, 10/10/06                     1,200            1,200
   Sacramento County Sanitation
     District Financing Authority
     Revenue Bonds, MERLOTS Series
     2000-SSS (Colld. by U.S.
     Government Securities), (1)
     3.77%, 10/10/06                     7,500            7,500
   Sacramento County TRANS,
     4.50%, 7/17/07                     18,000           18,112
   Sacramento-Yolo Port District
     Revenue Refunding VRDB,
     Series 1997A (AMT),
     California Free Trade Zone
     Project (Wells Fargo Bank
     N.A. LOC),
     3.70%, 10/10/06                     3,700            3,700
   San Bernardino County Housing
     Authority Multifamily Revenue
     Refunding VRDB, Series 1993,
     Monterey Villas Apartments
     Project (FHLB of
     San Francisco LOC),
     3.68%, 10/10/06                     1,600            1,600
   San Bernardino County
     Multifamily Revenue Refunding
     VRDB, Series 2004A, Housing
     Mortgage Mountain View (FNMA
     LOC),
     3.59%, 10/10/06                     1,050            1,050

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   17     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   San Diego Housing Authority
     Multifamily Revenue VRDB,
     Series 2000A (AMT), Stratton
     Apartments Project (FNMA
     Gtd.),
     3.67%, 10/10/06                    $3,300           $3,300
   San Francisco City and County
     Airports Commission
     International Airport (AMT),
     Merrill P-Floats PA-661R-A
     (FSA Corp. Insured), (1)
     3.81%, 10/10/06                     6,905            6,905
   San Francisco City and County
     G.O. Revenue VRDB, Series
     2005D, Laguna Honda Hospital
     (MBIA Insured),
     3.58%, 10/10/06                     2,500            2,500
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2005A-2 (AMT),
     Ceatrice Apartments Project
     (National City Bank Cleveland
     LOC),
     3.75%, 10/10/06                     2,250            2,250
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series 1985A, Bayside
     Village Project (JPMorgan
     Chase Bank LOC),
     3.62%, 10/10/06                     6,950            6,950
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series 2001B (AMT),
     Ocean Beach Apartments
     Project (Citibank N.A. LOC),
     3.70%, 10/10/06                     1,200            1,200
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series 2002A (AMT),
     Leland Polk Senior Community
     (Citibank N.A. LOC),
     3.76%, 10/10/06                     4,190            4,190
   San Jose Multifamily Housing
     Revenue VRDB, Series 2004A
     (AMT), Trestles Apartments
     Project (FHLMC LOC),
     3.76%, 10/10/06                     3,675            3,675

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   San Jose Multifamily Housing
     Revenue VRDB, Series 2005
     (AMT), Raintree Apartments
     Project (FHLMC LOC),
     3.76%, 10/10/06                    $8,350           $8,350
   San Leandro Multifamily Revenue
     VRDB, Series 1997A (AMT),
     Carlton Plaza (FNMA LOC),
     3.71%, 10/10/06                     3,920            3,920
   Santa Clara County Housing
     Authority Multifamily Revenue
     VRDB, Series A, Fountains
     Project (Citibank N.A. LOC),
     3.62%, 10/10/06                     2,695            2,695
   Santa Cruz Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series 2002A (AMT),
     Shaffer Road Apartments
     Project (FNMA LOC),
     3.67%, 10/10/06                    10,000           10,000
   Sequoia Unified High School
     District G.O. Bonds,
     Series 2003-2, ABN AMRO
     Munitops Certificate Trust
     (MBIA Insured), (1)
     3.77%, 10/10/06                     1,545            1,545
   Simi Valley Unified School
     District G.O., Series
     2004-26, ABN AMRO Munitops
     Certificate Trust (MBIA
     Insured), (1)
     3.77%, 10/10/06                     6,995            6,995
   SunAmerica Pool Multifamily,
     Series 2001-1 (AMT), Class A
     Certificates (FHLMC
     Gtd.), (1)
     3.81%, 10/10/06                    37,665           37,665
   Tahoe Forest Hospital District
     Revenue VRDB, Series 2002,
     Pacer County Health Facility
     (U.S. Bank N.A. LOC),
     3.70%, 10/2/06                        500              500
   Tulare County Local Healthcare
     District Revenue VRDB, Series
     2002 (U.S. Bank N.A. LOC),
     3.70%, 10/2/06                        950              950
   Watereuse Finance Authority
     Revenue VRDB
     (FSA Corp. Insured),
     3.60%, 10/10/06                     6,320            6,320

See Notes to the Financial Statements.

MONEY MARKET FUNDS    18      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 100.3% - CONTINUED
  CALIFORNIA - 98.6% - (CONTINUED)
   Western Placer Unified School
     District COPS, Series 2003
     (Bank of America N.A. LOC),
     3.65%, 10/10/06                    $5,150           $5,150
   Windsor Multifamily Housing
     Revenue VRDB, Series 1995A
     (AMT), Oakmont at Windsor
     Project (FNMA LOC),
     3.67%, 10/10/06                     4,015            4,015
  -------------------------------------------------------------
                                                      1,169,046
  -------------------------------------------------------------
  PUERTO RICO - 1.7%
   Puerto Rico Highway and
     Transportation Revenue Bonds,
     Citigroup ROCS-RR-II-R-636CE
     (Citibank N.A. Gtd.), (1)
     3.77%, 10/10/06                    21,000           21,000
  -------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  -------------------------------------------------------------
  (COST $1,190,046)                                   1,190,046
  -------------------------------------------------------------
  TOTAL INVESTMENTS - 100.3%
  -------------------------------------------------------------
  (COST $1,190,046) (3)                               1,190,046
   Liabilities less Other
     Assets - (0.3)%                                     (4,116)
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                $1,185,930

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2) Restricted security that has been deemed illiquid. At September 30, 2006, the value of this restricted illiquid security amounted to approximately $5,790,000 or 0.5% of net assets. Additional information on this restricted illiquid security is as follows:

                                                ACQUISITION
                               ACQUISITION         COST
  SECURITY                        DATE            (000S)
  Golden West Schools
   Financing Authority G.O.
   (CA),
     3.77%, 10/10/06              7/8/05             $5,790
  ---------------------------------------------------------

(3) The cost for federal income tax purposes was $1,190,046.

At September 30, 2006, the industry sectors for the California Municipal Money Market Fund were:

  INDUSTRY SECTOR                            % OF NET ASSETS
  Administration of Environment &
   Housing & Real Estate                            9.5%
  Air, Water Services & Solid Waste
   Management                                       8.1
  Electric Services, Gas and Combined
   Utilities                                        8.4
  Executive, Legislative and General
   Government                                      25.2
  Health Services and Residential Care              6.6
  Housing Programs                                 14.2
  Urban and Community Development and
   Social Services                                 10.6
  All other sectors less than 5%                   17.4
  -----------------------------------------------------------
  Total                                           100.0%

At September 30, 2006, the maturity analysis for the California Municipal Money Market Fund as a percentage of investments was:

  MATURITY ANALYSIS                                %
  0 - 14 Days                                     95.5%
  91 - 180 Days                                    0.4
  181 - 364 Days                                   4.1
  ---------------------------------------------------------
  Total                                          100.0%

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   19     MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MONEY MARKET FUND

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  ASSET-BACKED NOTES - 4.7%
  AUTO RECEIVABLES - 1.1%
   Capital One Auto Finance
     Trust, Series 2006-A, Class
     A1,
     5.12%, 5/15/07                   $9,699            $9,699
   Daimler Chrysler Auto Trust,
     Series 2006-B, Class
     A1, (1)
     5.12%, 6/8/07                     7,396             7,396
   Ford Credit Auto Owner Trust,
     Series 2006-B, Class
     A1, (1)
     5.43%, 9/15/07                   32,892            32,892
   Honda Auto Receivables Owner
     Trust, Series 2006-2, Class
     A1,
     5.43%, 8/21/07                    6,877             6,878
   Nissan Auto Receivables Owner
     Trust, Series 2006-A, Class
     A1,
     4.66%, 2/15/07                    2,587             2,587
   Nissan Auto Receivables Owner
     Trust, Series 2006-B, Class
     A1,
     5.08%, 5/15/07                    7,832             7,832
   Nissan Auto Receivables Owner
     Trust, Series 2006-C, Class
     A1,
     5.49%, 8/15/07                   22,506            22,506
   Triad Auto Receivables Owner
     Trust, Series 2006-B, Class
     A1,
     5.14%, 6/12/07                    7,373             7,373
   Wachovia Auto Loan Owner
     Trust, Series 2006-1, Class
     A1, (1)
     5.39%, 10/19/07                  20,000            20,000
  ------------------------------------------------------------
                                                       117,163
  ------------------------------------------------------------
  INTERNATIONAL RECEIVABLES - 3.0%
   Granite Master Issuer PLC,
     FRN, Series 2006-3, Class
     A4,
     5.48%, 10/20/06                  78,000            78,000
   Holmes Financing PLC, FRN,
     Series 9, Class 1A,
     5.30%, 10/16/06                  75,000            75,000
   Holmes Financing PLC, FRN,
     Series 10A, Class 1A, (1)
     5.30%, 10/16/06                  25,000            25,000
   Interstar Millennium Trust,
     FRN, Series 2006-2GA, Class
     A1, (1)
     5.31%, 10/27/06                  45,000            45,000
   Mound Financing PLC, FRN,
     Series 5A, Class 1A, (1)
     5.30%, 10/10/06                  25,000            25,000

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  ASSET-BACKED NOTES - 4.7% - CONTINUED
  INTERNATIONAL RECEIVABLES - 3.0% - (CONTINUED)
   Paragon Mortgages PLC, FRN,
     Series 12A, Class A1, (1)
     5.31%, 10/16/06                 $35,000           $35,000
   Permanent Financing PLC, FRN,
     Series 9A, Class 1A, (1)
     5.36%, 10/10/06                  35,000            35,000
  ------------------------------------------------------------
                                                       318,000
  ------------------------------------------------------------
  OTHER RECEIVABLES - 0.6%
   Caterpillar Financial Asset
     Trust, Series 2006-A, Class
     A1,
     5.45%, 6/25/07                   18,811            18,811
   CIT Equipment Collateral,
     Series 2006-VT1, Class A1,
     4.99%, 3/20/07                    9,307             9,307
   CNH Equipment Trust, Series
     2006-A, Class A1,
     4.99%, 4/5/07                    11,628            11,628
   CNH Equipment Trust, Series
     2006-B, Class A1,
     5.39%, 10/5/07                   25,000            25,000
  ------------------------------------------------------------
                                                        64,746
  ------------------------------------------------------------
  TOTAL ASSET-BACKED NOTES
  ------------------------------------------------------------
  (COST $499,909)                                      499,909

  CERTIFICATES OF DEPOSIT - 20.7%
  DOMESTIC DEPOSITORY INSTITUTIONS - 1.9%
   American Express Centurion
     Bank, FRCD,
     5.29%, 10/16/06                  25,000            25,000
   Washington Mutual Bank, FRCD,
     5.39%, 11/20/06                  57,000            57,000
     5.38%, 11/27/06                  60,000            60,000
   Wells Fargo Bank N.A., San
     Francisco, California,
     4.79%, 1/18/07                   27,000            27,001
     4.87%, 1/31/07                   28,000            27,997
  ------------------------------------------------------------
                                                       196,998
  ------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 18.8%
   ABN AMRO, London Branch,
     4.73%, 12/1/06                   12,000            12,000
   Australia and New Zealand
     Bank, New York Branch,
     4.54%, 10/18/06                  20,000            20,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    20      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  CERTIFICATES OF DEPOSIT - 20.7% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 18.8% - (CONTINUED)
   Barclays Bank, London Branch,
     4.51%, 10/16/06                 $23,000           $23,000
     4.69%, 11/3/06                   60,000            60,000
     5.12%, 1/29/07                   80,000            79,998
     5.14%, 3/14/07                   25,000            25,000
     5.38%, 5/2/07                    40,000            40,000
   Barclays Bank, New York
     Branch,
     5.09%, 2/26/07                   45,000            45,000
   BNP Paribas, London Branch,
     4.74%, 11/27/06                  25,000            25,000
     4.91%, 2/5/07                    15,000            15,000
     5.11%, 3/7/07                    47,000            47,000
     5.41%, 5/21/07                   78,000            78,000
   CALYON, London Branch,
     4.77%, 11/16/06                  65,000            65,000
     4.70%, 12/1/06                   50,000            50,000
     4.75%, 1/8/07                    40,000            40,000
   Canadian Imperial Bank of
     Commerce, New York Branch,
     5.38%, 6/4/07                    25,000            25,000
   Credit Agricole, London
     Branch,
     4.54%, 10/17/06                  20,000            20,000
     4.79%, 12/22/06                  25,000            25,000
     5.10%, 3/6/07                    32,000            32,000
     5.38%, 5/2/07                    40,000            40,000
     5.37%, 5/25/07                   40,000            40,000
     5.35%, 6/22/07                   44,000            44,000
   Credit Industriel et
     Commercial, London Branch,
     5.39%, 11/16/06                  45,000            45,000
   Credit Suisse First Boston,
     New York Branch,
     4.73%, 11/3/06                   10,000            10,000
     5.00%, 2/8/07                    25,000            25,000
     5.34%, 4/19/07                   40,000            40,000
     5.40%, 6/4/07                    20,000            20,000
   Deutsche Bank, London Branch,
     4.93%, 2/5/07                    10,000            10,000
     5.42%, 5/21/07                   43,000            43,000

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  CERTIFICATES OF DEPOSIT - 20.7% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 18.8% - (CONTINUED)
   Deutsche Bank, New York
     Branch,
     4.50%, 10/12/06                 $20,000           $20,000
     4.75%, 11/6/06                   20,000            20,000
     4.80%, 1/29/07                   40,000            40,000
     5.13%, 3/12/07                   12,000            12,000
   Dexia Credit Local, New York
     Branch,
     4.80%, 1/16/07                   45,000            45,000
   DNB NOR Bank, London Branch,
     5.32%, 12/29/06                  30,000            30,000
   HBOS Treasury Services,
     London Branch,
     5.31%, 3/27/07                   35,000            35,000
     5.65%, 6/26/07                   35,000            35,000
     5.41%, 9/20/07                   65,000            65,000
   HBOS Treasury Services, New
     York Branch,
     4.75%, 12/4/06                   20,000            20,000
     5.38%, 6/1/07                    22,000            22,000
   National Australia Bank,
     London Branch,
     5.05%, 2/16/07                   15,000            15,000
   Nordea Bank Finland, New York
     Branch,
     4.82%, 1/29/07                   25,000            25,000
     5.15%, 3/14/07                   20,000            20,000
   Royal Bank of Canada, New
     York Branch,
     4.75%, 12/4/06                   35,000            35,000
   Royal Bank of Scotland, New
     York Branch,
     4.71%, 11/6/06                   15,000            14,999
   Societe Generale, London
     Branch,
     4.50%, 10/13/06                  30,000            30,000
     4.70%, 12/1/06                   62,000            62,000
     4.81%, 12/15/06                  60,000            60,000
     5.36%, 5/11/07                   23,500            23,500
   Svenska Handelsbanken, Inc.,
     New York Branch,
     4.75%, 12/4/06                   20,000            20,000
     4.80%, 1/16/07                   20,000            20,000
     5.04%, 2/16/07                   50,000            50,000

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   21     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  CERTIFICATES OF DEPOSIT - 20.7% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 18.8% - (CONTINUED)
   Toronto Dominion Bank, New
     York Branch,
     5.41%, 6/4/07                   $27,000           $27,000
     5.54%, 6/18/07                   40,000            40,000
     5.71%, 7/9/07                    30,000            30,000
   UBS AG, Stamford Branch,
     4.96%, 2/7/07                    40,000            40,000
   Unicredito Italiano, London
     Branch,
     5.29%, 11/24/06                  33,000            33,000
   Unicredito Italiano, New York
     Branch,
     5.43%, 2/28/07                   60,000            60,000
     5.40%, 3/14/07                   20,000            20,000
  ------------------------------------------------------------
                                                     2,013,497
  ------------------------------------------------------------
  TOTAL CERTIFICATES OF DEPOSIT
  ------------------------------------------------------------
  (COST $2,210,495)                                  2,210,495

  COMMERCIAL PAPER - 21.5%
  AUTO RECEIVABLES - 3.3%
   FCAR1 Owner Trust,
     5.29%, 11/15/06                  20,000            19,868
     5.35%, 2/2/07                    25,000            24,540
     5.26%, 2/15/07                   40,000            39,199
   Ford Credit Floorplan Master
     Owner Trust A, Motown
     Funding LLC, Series
     2002, (1)
     5.31%, 10/23/06                  65,000            64,789
     5.31%, 10/30/06                  14,830            14,767
     5.31%, 11/8/06                   50,000            49,720
     5.31%, 11/9/06                   40,000            39,770
     5.30%, 11/10/06                  30,000            29,823
   New Center Asset Trust,
     5.28%, 10/3/06                   45,000            44,987
     5.27%, 10/18/06                  25,000            24,938
  ------------------------------------------------------------
                                                       352,401
  ------------------------------------------------------------
  CREDIT CARD MASTER TRUSTS - 0.8%
   Citibank Credit Card Master
     Trust, Dakota Certificates,
     5.28%, 10/16/06                  53,000            52,883

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  COMMERCIAL PAPER - 21.5% - CONTINUED
  CREDIT CARD MASTER TRUSTS - 0.8% - (CONTINUED)
   MBNA Credit Card Master
     Trust, Emerald
     Certificates, (1)
     5.29%, 10/10/06                 $30,000           $29,960
  ------------------------------------------------------------
                                                        82,843
  ------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 1.0%
   Greenwich Capital Holdings,
     FRCP,
     5.29%, 10/10/06                  25,000            25,000
   UBS Finance Delaware, Inc.,
     5.30%, 10/10/06                  80,000            79,894
  ------------------------------------------------------------
                                                       104,894
  ------------------------------------------------------------
  MULTI-SELLER CONDUITS - 11.1%
   Amstel Funding Corp.,
     5.15%, 11/22/06                  40,000            39,702
     5.18%, 3/26/07                   70,000            68,229
     5.17%, 3/28/07                   40,000            38,977
   Amsterdam Funding,
     5.27%, 10/16/06                  20,000            19,956
   Chariot Funding LLC,
     5.27%, 10/16/06                  15,000            14,967
   Charta Corp.,
     5.28%, 10/26/06                  20,000            19,927
   Concord Minuteman Capital
     Co., (1)
     5.28%, 10/12/06, FRCP            30,000            30,000
     5.29%, 2/21/07                    9,000             8,811
   Crown Point Capital Co., (1)
     5.28%, 10/5/06                   25,000            24,985
     5.28%, 10/10/06, FRCP            50,000            49,995
     5.28%, 10/23/06, FRCP            35,000            34,997
     5.34%, 12/8/06, FRCP             40,000            39,995
     5.24%, 1/17/07                   63,000            62,010
   Fairway Finance Corp.,
     5.28%, 10/20/06                  20,000            19,944
     5.28%, 10/25/06, FRCP            10,000             9,999
     5.28%, 10/26/06                  20,000            19,927
   George Street Finance
     LLC, (1)
     5.29%, 10/31/06                  16,274            16,202
   Gotham Funding Corp., (1)
     5.28%, 10/17/06                  20,000            19,953
     5.30%, 10/20/06                  20,000            19,944
     5.28%, 10/27/06                  15,000            14,943

See Notes to the Financial Statements.

MONEY MARKET FUNDS    22      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  COMMERCIAL PAPER - 21.5% - CONTINUED
  MULTI-SELLER CONDUITS - 11.1% - (CONTINUED)
   Jupiter Securitization Corp.,
     5.27%, 10/18/06                 $20,000           $19,950
   Legacy Capital LLC, (1)
     5.28%, 10/16/06                  55,000            54,879
     5.28%, 10/25/06, FRCP            20,000            19,997
   Lexington Parker Capital,
     5.28%, 10/5/06, FRCP             15,000            14,999
     5.43%, 10/5/06, FRCP             45,000            44,997
     5.28%, 10/10/06, FRCP            80,000            79,995
     5.46%, 10/10/06, FRCP            23,000            22,999
     5.28%, 10/19/06, FRCP            20,000            19,999
     5.34%, 11/20/06, FRCP            38,000            37,999
     5.29%, 2/21/07                   30,000            29,370
   Park Avenue Receivables,
     5.26%, 10/25/06                  25,685            25,595
   Sheffield Receivables Corp.,
     5.28%, 10/6/06                   32,101            32,077
     5.28%, 10/11/06                 100,000            99,853
     5.27%, 10/12/06                  15,000            14,976
   Thames Asset Global
     Securitization Number 1,
     Inc.,
     5.27%, 10/20/06                  20,000            19,944
   Variable Funding Capital,
     FRCP,
     5.29%, 10/2/06                   50,000            50,000
   Victory Receivables Corp.,
     5.28%, 10/25/06                  25,000            24,912
  ------------------------------------------------------------
                                                     1,186,004
  ------------------------------------------------------------
  OTHER RECEIVABLES - 1.0%
   Thornburg Mortgage Capital
     Resources, (1)
     5.29%, 10/5/06                   30,000            29,982
     5.29%, 10/6/06                   10,000             9,993
     5.30%, 10/12/06                  42,000            41,932
     5.30%, 10/17/06                  20,000            19,953
     5.29%, 10/24/06                   6,000             5,980
  ------------------------------------------------------------
                                                       107,840
  ------------------------------------------------------------
  STRUCTURED INVESTMENT VEHICLES - 4.3%
   Aquifer Funding LLC,
     5.28%, 10/6/06                   44,000            43,968
   Beta Finance, Inc.,
     5.17%, 3/29/07                   50,000            48,715

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  COMMERCIAL PAPER - 21.5% - CONTINUED
  STRUCTURED INVESTMENT VEHICLES - 4.3% - (CONTINUED)
   Cancara Asset Securitization
     Ltd., FRCP,
     5.28%, 10/16/06                $120,000          $119,995
   Deer Valley Funding LLC,
     5.28%, 10/12/06                  20,000            19,968
     5.28%, 10/20/06                  10,000             9,972
     5.27%, 10/23/06                  15,000            14,952
   North Sea Funding LLC,
     5.27%, 10/2/06                   65,000            64,990
   Solitaire Funding LLC,
     5.28%, 10/23/06                  35,000            34,887
   White Pine Finance LLC,
     FRCP, (1)
     5.29%, 10/3/06                   25,000            24,998
     5.29%, 10/10/06                  10,000             9,999
     5.29%, 10/12/06                  20,000            19,999
     5.29%, 10/20/06                  25,000            24,999
     5.29%, 10/23/06                  25,000            24,999
  ------------------------------------------------------------
                                                       462,441
  ------------------------------------------------------------
  TOTAL COMMERCIAL PAPER
  ------------------------------------------------------------
  (COST $2,296,423)                                  2,296,423

  CORPORATE NOTES/BONDS - 19.4%
  BANK HOLDING COMPANIES - 0.6%
   HSBC Bank U.S.A., Inc., FRN,
     5.31%, 10/16/06                  25,000            25,000
   Wachovia Corp., FRN,
     5.59%, 10/23/06                  36,000            36,031
  ------------------------------------------------------------
                                                        61,031
  ------------------------------------------------------------
  CHEMICALS AND ALLIED PRODUCTS - 0.3%
   Merck and Co., Inc., MTN, (1)
     4.52%, 2/22/07                   33,000            32,894
  ------------------------------------------------------------
  DOMESTIC DEPOSITORY INSTITUTIONS - 2.9%
   American Express Bank, FSB,
     FRN,
     5.30%, 10/10/06                  55,000            55,000
     5.33%, 10/18/06                  30,000            30,002
     5.30%, 10/27/06                  49,000            48,998
   American Express Centurion,
     FRN,
     5.32%, 10/23/06                  20,000            20,002

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   23     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  CORPORATE NOTES/BONDS - 19.4% - CONTINUED
  DOMESTIC DEPOSITORY INSTITUTIONS - 2.9% - (CONTINUED)
   Bank of America, N.A., FRN,
     5.29%, 10/2/06                  $33,000           $33,000
     5.44%, 10/26/06                  45,000            45,000
   Marshall & Ilsley Bank, MTN,
     5.18%, 12/15/06                  35,000            35,023
   National City Bank Cleveland,
     FRN,
     5.46%, 10/4/06                   18,000            18,000
   Wachovia Bank, N.A., FRN,
     5.34%, 12/4/06                   30,000            30,000
  ------------------------------------------------------------
                                                       315,025
  ------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 2.1%
   Australia and New Zealand
     Banking Group, FRN, (1)
     5.31%, 10/10/06                  25,000            25,000
     5.33%, 10/23/06                  21,000            21,000
   Nordea Bank Finland, New York
     Branch, FRN, (1)
     5.34%, 10/11/06                  30,000            30,000
   Royal Bank of Canada, FRN,
     5.36%, 10/10/06                  24,000            24,000
   Royal Bank of Scotland PLC,
     FRN, (1)
     5.32%, 10/23/06                  55,000            55,000
     5.41%, 11/24/06                   7,200             7,200
   Unicredito Italiano New York,
     FRN, (1) (2)
     5.34%, 10/16/06                  45,000            45,000
   Westpac Banking Corp., FRN,
     5.43%, 12/11/06                  15,000            15,000
  ------------------------------------------------------------
                                                       222,200
  ------------------------------------------------------------
  INSURANCE CARRIERS - 1.3%
   Allstate Life Global Funding
     II, FRN, (1)
     5.42%, 10/16/06                  25,000            25,000
   ASIF Global Financing XXXI,
     FRN, (1)
     5.40%, 11/24/06                  61,000            61,002
   MET Life Global Funding I,
     FRN, (1)
     5.42%, 10/16/06                  50,000            50,000
  ------------------------------------------------------------
                                                       136,002
  ------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  CORPORATE NOTES/BONDS - 19.4% - CONTINUED
  NON-DEPOSITORY PERSONAL CREDIT - 3.9%
   American Express Credit
     Corp., FRN,
     5.29%, 10/10/06                 $60,000           $60,000
   General Electric Capital
     Corp., FRN,
     5.46%, 10/9/06                   35,000            35,011
     5.29%, 10/24/06                  65,000            65,000
     5.33%, 12/8/06                   65,000            65,000
     5.39%, 12/8/06                   20,000            20,002
   Household Finance Corp., FRN,
     5.44%, 12/1/06                   15,000            15,004
   HSBC Finance Corp., FRN,
     5.32%, 10/6/06                   30,000            30,000
     5.36%, 10/24/06                  25,000            25,000
     5.54%, 10/27/06                  20,000            20,001
     5.44%, 11/28/06                  17,000            17,005
   SLM Corp., FRN, (1)
     5.33%, 10/12/06                  64,000            64,000
  ------------------------------------------------------------
                                                       416,023
  ------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS - 3.4%
   Bear Stearns Co., Inc., FRN,
     5.41%, 10/5/06                   20,000            20,000
   Lehman Brothers Holdings,
     FRN,
     5.48%, 10/23/06                  80,000            80,000
     5.37%, 11/27/06                  22,000            22,000
   Merrill Lynch & Co., FRN,
     MTN,
     5.39%, 10/4/06                   40,000            40,000
     5.58%, 10/11/06                  35,000            35,015
     5.31%, 10/24/06                  25,000            25,000
     5.30%, 10/27/06                  20,000            20,000
     5.37%, 11/29/06                   5,000             5,000
   Morgan Stanley, FRN,
     5.39%, 10/16/06                  22,000            22,000
     5.40%, 10/27/06                  92,800            92,801
  ------------------------------------------------------------
                                                       361,816
  ------------------------------------------------------------
  STRUCTURED INVESTMENT VEHICLES - 4.5%
   Beta Finance, Inc., FRN,
     MTN, (1)
     5.34%, 10/16/06                  30,000            30,003
     5.34%, 10/20/06                  10,000            10,001
   CC U.S.A., Inc., FRN,
     MTN, (1)
     5.41%, 11/15/06                  20,000            20,001
     5.40%, 11/27/06                  10,000            10,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    24      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  CORPORATE NOTES/BONDS - 19.4% - CONTINUED
  STRUCTURED INVESTMENT VEHICLES - 4.5% - (CONTINUED)
   Cullinan Finance Corp.,
     FRN, (1)
     5.29%, 10/16/06                 $33,000           $32,998
     5.29%, 10/25/06                  45,000            44,995
     5.45%, 10/25/06                  25,000            24,997
     5.37%, 11/15/06                  10,000             9,999
     5.35%, 12/11/06                  10,000            10,001
   Five Finance, Inc., FRN, (1)
     5.28%, 10/16/06                  20,000            19,998
     5.36%, 12/15/06                  35,000            34,996
   Links Finance LLC, FRN,
     MTN, (1)
     5.47%, 10/10/06                  20,000            19,999
     5.47%, 10/11/06                  21,000            20,999
     5.29%, 10/16/06                  40,000            39,999
     5.30%, 10/16/06                  55,000            54,998
     5.47%, 10/16/06                  20,000            19,999
     5.29%, 10/26/06                  22,000            21,999
   Whistlejacket Capital LLC,
     FRN, (1)
     5.33%, 10/16/06                  20,000            20,003
     5.32%, 10/20/06                  25,000            25,002
   White Pine Finance LLC,
     FRN, (1)
     5.29%, 10/25/06                  15,000            14,998
  ------------------------------------------------------------
                                                       485,985
  ------------------------------------------------------------
  TRANSPORTATION EQUIPMENT - 0.4%
   American Honda Finance,
     FRN, (1)
     5.45%, 10/26/06                  20,000            20,000
     5.42%, 12/7/06                   25,000            25,006
  ------------------------------------------------------------
                                                        45,006
  ------------------------------------------------------------
  TOTAL CORPORATE NOTES/BONDS
  ------------------------------------------------------------
  (COST $2,075,982)                                  2,075,982

  EURODOLLAR TIME DEPOSITS - 7.1%
  DOMESTIC DEPOSITORY INSTITUTIONS - 0.7%
   HSBC Bank PLC, London,
     5.44%, 10/2/06                   73,238            73,238
  ------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 6.4%
   Allied Irish Banks, Dublin,
     5.42%, 2/20/07                   37,000            37,000
   Barclays Bank Global Treasury
     Services, London,
     5.30%, 10/3/06                  125,000           125,000

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  EURODOLLAR TIME DEPOSITS - 7.1% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 6.4% - (CONTINUED)
   Danske Bank, London,
     5.40%, 10/2/06                  $25,000           $25,000
   Den Norske Bank, Grand
     Cayman,
     5.38%, 11/15/06                  52,000            52,000
   Dexia Credit Local, Grand
     Cayman,
     5.44%, 10/2/06                  109,263           109,263
   Fortis Bank, Brussels,
     Belgium,
     5.43%, 10/2/06                  100,000           100,000
   National Bank of Canada,
     Montreal, Canada,
     5.30%, 10/2/06                  120,000           120,000
     5.34%, 3/29/07                  100,000           100,000
   Svenska Handelsbanken,
     Stockholm, Sweden,
     5.36%, 11/27/06                  20,000            20,000
  ------------------------------------------------------------
                                                       688,263
  ------------------------------------------------------------
  TOTAL EURODOLLAR TIME DEPOSITS
  ------------------------------------------------------------
  (COST $761,501)                                      761,501

  MUNICIPAL INVESTMENTS - 1.1%
  ADMINISTRATION OF ENVIRONMENTAL AND HOUSING PROGRAMS - 0.3%
   Florida Housing Finance
     Corp., Taxable Revenue
     Bonds, Series 2002A,
     Affordable Housing (AMBAC
     Insured),
     5.30%, 10/10/06                   4,800             4,800
   State of Texas G.O. Taxable,
     Veterans' Land Refunding
     Bonds, Series 2000,
     5.31%, 10/10/06                  14,960            14,960
   State of Texas G.O. Taxable,
     VRDB, Veterans' Land
     Refunding Bonds,
     Series 2002,
     5.31%, 10/10/06                   9,340             9,340
  ------------------------------------------------------------
                                                        29,100
  ------------------------------------------------------------
  EDUCATIONAL SERVICES - 0.1%
   North Texas Higher Education
     Authority, Inc. Student
     Loan VRDB Taxable, Series,
     2006-C (AMBAC Insured),
     5.33%, 10/10/06                  15,000            15,000
  ------------------------------------------------------------

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   25     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  MUNICIPAL INVESTMENTS - 1.1% - CONTINUED
  EXECUTIVE, LEGISLATIVE AND GENERAL GOVERNMENT - 0.2%
   Cook County, Illinois, G.O.
     Taxable Bonds, Series
     2002A,
     5.34%, 10/10/06                 $15,500           $15,500
   Cook County, Illinois, G.O.
     Taxable Bonds, Series
     2004D,
     5.34%, 10/10/06                  10,000            10,000
  ------------------------------------------------------------
                                                        25,500
  ------------------------------------------------------------
  HOUSING PROGRAMS - 0.1%
   Florida Housing Finance
     Agency, Taxable Revenue
     Bonds, Series 1999,
     Affordable Housing (MBIA
     Insured),
     5.33%, 10/10/06                   8,700             8,700
  ------------------------------------------------------------
  MISCELLANEOUS RETAIL - 0.1%
   Macon-Bibb County, Georgia,
     IDR, Taxable Revenue Bonds,
     Bass Pro Outdoor World LLC
     (General Electric Capital
     Corp. LOC), (1)
     5.32%, 10/10/06                  11,000            11,000
  ------------------------------------------------------------
  STUDENT LOANS - 0.1%
   Illinois Student Assistance
     Comission Student Loan VRDB
     Taxable, Series D (Bank of
     America N.A. LOC),
     5.32%, 10/10/06                  11,000            11,000
  ------------------------------------------------------------
  WATER SERVICES - 0.2%
   Los Angeles, California,
     Department of Water and
     Power Waterworks Taxable
     VRDB, Series B-1,
     5.32%, 10/10/06                  18,000            18,000
  ------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  ------------------------------------------------------------
  (COST $118,300)                                      118,300

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  U.S. GOVERNMENT AGENCIES - 0.2% (3)
  FREDDIE MAC - 0.2%
   FHLMC Notes,
     4.76%, 2/9/07                   $10,000           $10,000
     4.25%, 4/5/07                    10,000             9,960
  ------------------------------------------------------------
                                                        19,960
  ------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  ------------------------------------------------------------
  (COST $19,960)                                        19,960

  ------------------------------------------------------------
  INVESTMENTS, AT AMORTIZED COST
  ------------------------------------------------------------
  ($7,982,570)                                       7,982,570

  REPURCHASE AGREEMENTS - 27.5%
  (COLLD. AT A MINIMUM OF 102%)
  JOINT REPURCHASE AGREEMENTS - 0.7%
   Bank of America Securities
     LLC, dated 9/29/06,
     repurchase price $25,473
     4.90%, 10/2/06                   25,463            25,463
   Morgan Stanley & Co., Inc.,
     dated 9/29/06, repurchase
     price $16,982
     5.00%, 10/2/06                   16,975            16,975
   Societe Generale, New York
     Branch, dated 9/29/06,
     repurchase price $8,491
     5.00%, 10/2/06                    8,488             8,488
   UBS Securities LLC, dated
     9/29/06, repurchase price
     $25,474
     4.95%, 10/2/06                   25,463            25,463
  ------------------------------------------------------------
                                                        76,389
  ------------------------------------------------------------
  (COLLD. AT A MINIMUM OF 102%)
  REPURCHASE AGREEMENTS - 26.8%
   Bank of America N.A., dated
     9/29/06, repurchase price
     $1,880,844
     5.39%, 10/2/06                 1,880,000        1,880,000
   Credit Suisse First Boston
     Corp., dated 9/29/06,
     repurchase price $55,025
     5.39%, 10/2/06                   55,000            55,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    26      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                     (000S)          (000S)
  REPURCHASE AGREEMENTS - 27.5% - CONTINUED
  (COLLD. AT A MINIMUM OF 102%)
  REPURCHASE AGREEMENTS - 26.8% - (CONTINUED)
   Goldman Sachs & Co., dated
     9/29/06, repurchase price
     $50,023
     5.42%, 10/2/06                  $50,000           $50,000
   HSBC Securities U.S.A., Inc.,
     dated 9/29/06, repurchase
     price $95,043
     5.39%, 10/2/06                   95,000            95,000
   Lehman Brothers, Inc., dated
     9/29/06, repurchase price
     $68,147
     5.39%, 10/2/06                   68,116            68,116
   UBS Securities LLC, dated
     9/29/06, repurchase price
     $720,323
     5.39%, 10/2/06                  720,000           720,000
  ------------------------------------------------------------
                                                     2,868,116
  ------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
  ------------------------------------------------------------
  (COST $2,944,505)                                  2,944,505
  ------------------------------------------------------------
  TOTAL INVESTMENTS - 102.2%
  ------------------------------------------------------------
  (COST $10,927,075) (4)                            10,927,075
   Liabilities less Other Assets - (2.2)%             (234,212)
  ------------------------------------------------------------
  NET ASSETS - 100.0%                              $10,692,863

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2) Restricted security that has been deemed illiquid. At September 30, 2006, the value of this restricted illiquid security amounted to approximately $45,000,000 or 0.4% of net assets. Additional information on this restricted illiquid security is as follows:

                                                ACQUISITION
                                  ACQUISITION      COST
  SECURITY                           DATE         (000S)
  Unicredito Italiano New York,
  FRN,
   5.34%, 10/16/06                    9/19/06       $45,000
  ---------------------------------------------------------

(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4) The cost for federal income tax purposes was $10,927,075.

At September 30, 2006, the maturity analysis for the Money Market Fund as a percentage of investments was:

  MATURITY ANALYSIS                                   %
  0 - 14 Days                                           47.1%
  15 - 30 Days                                          21.4
  31 - 60 Days                                           8.0
  61 - 90 Days                                           5.9
  91 - 180 Days                                         11.5
  181 - 364 Days                                         5.9
  1 - 2 Years                                            0.2
  ----------------------------------------------------------
  TOTAL                                                100.0%

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   27     MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0%
  ALABAMA - 1.6%
   Alabama HFA Revenue VRDB (AMT),
     Chapelridge Apartments
     Project (Wachovia Bank N.A.
     LOC),
     3.85%, 10/10/06                  $11,000           $11,000
   Calhoun County Economic
     Development Council Revenue
     Bonds (AMT), IPC Aerospace
     Corp. Project (Wachovia Bank
     N.A. LOC),
     3.90%, 10/10/06                    2,000             2,000
   Columbia IDB PCR Refunding
     VRDB, Series 1999C, Alabama
     Power Company Project
     (Alabama Power Gtd.)
     3.78%, 10/2/06                       900               900
   Columbia IDB Revenue VRDB,
     Series 1997 (AMT), Alabama
     Power Company Project,
     3.85%, 10/10/06                   15,000            15,000
   Eutaw IDB PCR Refunding Bonds,
     Green County Project
     (Mississippi Power Co. Gtd.),
     3.93%, 10/2/06                     6,550             6,550
   Homewood Educational Building
     Authority Revenue VRDB,
     Series 1999, Educational
     Facilities Samford University
     (AMBAC Insured),
     3.80%, 10/2/06                     1,280             1,280
   Jefferson County Obligation
     School Warrant Revenue Bonds,
     Series 2005B (AMBAC Insured),
     3.77%, 10/10/06                   23,600            23,600
   Mobile Alabama Special Care
     Facilities Financing
     Authority Revenue VRDB,
     Series 1999B, Ascension
     Health Credit,
     3.72%, 10/10/06                    9,700             9,700

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  ALABAMA - 1.6% - (CONTINUED)
   Taylor-Ryan Improvement
     District Number 2, Variable
     Improvement Bonds, Series
     2005 (Wachovia Bank N.A.
     LOC),
     3.78%, 10/10/06                   $8,180            $8,180
   University of Alabama at
     Birmingham Hospital Revenue
     Bonds, Merrill Lynch P-Floats
     PA-1413-200 (Merrill Lynch &
     Co. Inc. Gtd.), (1)
     3.80%, 10/10/06                   10,000            10,000
  -------------------------------------------------------------
                                                         88,210
  -------------------------------------------------------------
  ARIZONA - 1.4%
   Arizona Health Facilities
     Authority Revenue VRDB,
     Series A, Banner Health (MBIA
     Insured),
     3.74%, 10/10/06                   15,115            15,115
   Coconino County PCR VRDB,
     Series 1994-A (AMT), Arizona
     Public Services Navajo
     Project (KBC Bank N.V. LOC),
     3.99%, 10/2/06                     4,060             4,060
   Phoenix IDA Multifamily Housing
     Revenue Refunding VRDB,
     Series 1999, Southwest
     Village Apartments Project
     (FNMA Gtd.),
     3.75%, 10/10/06                    5,000             5,000
   Pima County SFM Revenue Bonds,
     Series 2005-17 (AMT), Roaring
     Fork Trust Receipts Series
     2004 (General Electric
     Capital Corp. GIC), (1)
     3.89%, 10/10/06                   11,466            11,466
   Salt River Project Agricultural
     Improvement and Power
     District Revenue Bonds,
     Citigroup Eagle Series
     2006-14, (1)
     3.79%, 10/10/06                    8,700             8,700

See Notes to the Financial Statements.

MONEY MARKET FUNDS    28      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  ARIZONA - 1.4% - (CONTINUED)
   Salt River Project System
     Revenue Bonds, Eagle Trust
     Series 20020301 Class A, (1)
     3.79%, 10/10/06                   $8,000            $8,000
   Show Low IDA Solid Waste
     Disposal Revenue VRDB (AMT),
     Snowflake White Mountain
     Power (JPMorgan Chase Bank
     LOC),
     3.78%, 10/10/06                   24,250            24,250
  -------------------------------------------------------------
                                                         76,591
  -------------------------------------------------------------
  ARKANSAS - 0.3%
   Benton County Public Facilities
     Board Multifamily Revenue
     Refunding VRDB, Series 2002
     (AMT), Bentonville Apartments
     (FHLMC Gtd.),
     3.80%, 10/10/06                    7,500             7,500
   Boone County Hospital Revenue
     VRDB, North Arkansas Regional
     Medical Center Project (Bank
     of America N.A. LOC),
     3.74%, 10/10/06                    6,600             6,600
   Green County IDR VRDB, Series
     1999 (AMT), Jimmy Sanders,
     Inc. Project (Amsouth Bank
     Birmingham LOC),
     3.90%, 10/10/06                    4,200             4,200
  -------------------------------------------------------------
                                                         18,300
  -------------------------------------------------------------
  CALIFORNIA - 4.4%
   ABAG Finance Authority for
     Nonprofit Corp. Coros
     California Revenue VRDB,
     Series 2002, Jewish Community
     Center Project (Allied Irish
     Bank LOC),
     3.79%, 10/2/06                     3,775             3,775
   ABAG Finance Authority for
     Nonprofit Corp. Coros
     California Revenue VRDB,
     Series 2004, Thacher Schools,
     3.74%, 10/10/06                    1,200             1,200
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue VRDB, Series 2002A
     (AMT), Action Courtyard
     Apartments Project (Wells
     Fargo Bank N.A. LOC),
     3.75%, 10/10/06                    1,475             1,475

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  CALIFORNIA - 4.4% - (CONTINUED)
   ABAG Finance Authority for
     Nonprofit Corp. Revenue VRDB,
     Series 2004, California
     Senior Living, Elder Care
     Alliance (Lloyds TSB Bank
     LOC),
     3.61%, 10/10/06                     $100              $100
   Access to Loans for Learning
     Student Loan Corp. Revenue
     VRDB, Series II-A-9 (AMT)
     (State Street Bank and Trust
     LOC),
     3.80%, 10/10/06                   39,100            39,100
   Access to Loans for Learning
     Student Loan Corp. Revenue
     VRDB, Series V-A-5 (AMT)
     (AMBAC Insured),
     3.80%, 10/10/06                   10,000            10,000
   Adelanto Public Utility
     Authority Revenue Refunding
     VRDB, Utility System Project
     (AMBAC Insured),
     3.70%, 10/2/06                    14,500            14,500
   Alameda-Contra Costa Schools
     COPS VRDB, Series 2002J,
     Capital Improvement Financing
     Projects (KBC Bank N.V. LOC),
     3.68%, 10/10/06                    2,510             2,510
   Bay Area Toll Bridge Revenue
     VRDB, Series C, San Francisco
     Bay Area Toll Authority
     (AMBAC Insured),
     3.57%, 10/10/06                    8,700             8,700
   California Department of Water
     Resources Revenue VRDB,
     Series 2002C-7, Power Supply
     Revenue Bonds (FSA Corp.
     Insured),
     3.59%, 10/10/06                   24,600            24,600
   California Health Facilities
     Finance Authority Revenue
     VRDB, Series 2004J, Catholic
     Healthcare West (Bank of
     America N.A. LOC),
     3.59%, 10/10/06                    5,800             5,800

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   29     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  CALIFORNIA - 4.4% - (CONTINUED)
   California Housing Finance
     Agency Revenue VRDB,
     Series C (AMT), Home
     Mortgage,
     3.83%, 10/2/06                    $5,900            $5,900
     Series 2002M (AMT), Home
     Mortgage,
     3.81%, 10/2/06                     5,250             5,250
   California Pollution Control
     Financing Authority PCR
     Refunding Bonds, Series
     1996C, Pacific Gas and
     Electric Company (JPMorgan
     Chase Bank LOC),
     3.70%, 10/2/06                    11,800            11,800
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB,
     Subseries G-1 (Bank of Nova
     Scotia LOC),
     3.73%, 10/10/06                   17,800            17,800
   California State Economic
     Recovery Revenue VRDB, Series
     2004C-4,
     3.79%, 10/2/06                     4,400             4,400
   California State G.O., Series
     2003B-4, Floating Rate
     Certificates (Bank of New
     York LOC),
     3.59%, 10/10/06                    9,000             9,000
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2001, Senior Living
     Facility (Bank of New York
     LOC),
     3.61%, 10/10/06                    2,000             2,000
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2003B, Kaiser
     Permanente Project,
     3.64%, 10/10/06                    2,350             2,350
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2004L, Kaiser
     Permanente Project,
     3.64%, 10/10/06                   14,200            14,200
   City of Hayward Multifamily
     Housing Revenue VRDB, Series
     1998A (AMT), Timbers
     Apartments (FNMA LOC),
     3.71%, 10/10/06                    2,300             2,300

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  CALIFORNIA - 4.4% - (CONTINUED)
   City of Stockton Revenue VRDB,
     Series 2002A, Dameron
     Hospital Association (U.S.
     Bank N.A. LOC),
     3.70%, 10/2/06                      $100              $100
   Covina Redevelopment Agency
     Multifamily Revenue Refunding
     VRDB, Series 1994A,
     Shadowhills Apartments (FNMA
     LOC),
     3.60%, 10/10/06                      200               200
   Emeryville Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series 2002A (AMT), Bay
     Street Apartments Project
     (Bank of America N.A. LOC),
     3.72%, 10/10/06                    5,400             5,400
   Los Angeles Department of Water
     and Power Waterworks Revenue
     Bonds, Series 2001B-1,
     3.68%, 10/2/06                     8,050             8,050
   Metropolitan Water District of
     Southern California
     Waterworks Revenue Refunding
     VRDB, Series 2003C-1,
     3.57%, 10/10/06                   13,700            13,700
   Orange County Development
     Revenue Refunding VRDB, Issue
     G of 1998 Series 3, WLCO LF
     Partners (FNMA LOC),
     3.59%, 10/10/06                    1,550             1,550
   Orange County Sanitation
     District COPS,
     3.65%, 10/2/06                     2,400             2,400
   Oxnard Financing Authority
     Wastewater Revenue VRDB,
     Headworks and Septic System
     Conversion (AMBAC Insured),
     3.61%, 10/10/06                    2,375             2,375
   Pleasant Hill Redevelopment
     Agency Housing Revenue
     Refunding VRDB, Series 2001-A
     (AMT), Chateau III Project
     (FNMA Gtd.),
     3.74%, 10/10/06                    3,800             3,800
   San Bernadino County Housing
     Authority Multifamily Revenue
     Refunding VRDB, Montclair
     Heritage Project (FHLB of San
     Francisco LOC),
     3.62%, 10/10/06                    1,000             1,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    30      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  CALIFORNIA - 4.4% - (CONTINUED)
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series 1985A, Bayside
     Village Project (JPMorgan
     Chase Bank LOC),
     3.62%, 10/10/06                   $2,500            $2,500
   San Leandro Multifamily Revenue
     VRDB, Series 1997A (AMT),
     Carlton Plaza (FNMA LOC),
     3.71%, 10/10/06                    6,550             6,550
   Sequoia Unified High School
     District G.O. Bonds, Series
     2003-2, ABN AMRO Munitops
     Certificate Trust (MBIA
     Insured), (1)
     3.77%, 10/10/06                   11,400            11,400
  -------------------------------------------------------------
                                                        245,785
  -------------------------------------------------------------
  COLORADO - 2.5%
   Colorado Educational and
     Cultural Facilities Authority
     Revenue VRDB, Series 2003,
     Vail Mountain School Project
     (KeyBank N.A. LOC),
     3.82%, 10/10/06                    5,500             5,500
   Colorado Health Facilities
     Authority Revenue Bonds,
     Frasier Meadows Manor Project
     (JPMorgan Chase Bank LOC),
     3.75%, 10/10/06                    9,760             9,760
   Colorado Health Facilities
     Authority Revenue VRDB,
     Series 2004B, Adventist
     Health System Sunbelt
     (SunTrust Bank LOC),
     3.75%, 10/10/06                   15,500            15,500
   Colorado HFA Economic
     Development Revenue Bonds
     (AMT), Metal Sales
     Manufacturing Corp. Project
     (U.S. Bank N.A. LOC),
     3.85%, 10/10/06                      500               500
   Colorado HFA Economic
     Development Revenue Bonds,
     Series A (AMT), Walker
     Manufacturing Co. Project
     (JPMorgan Chase Bank LOC),
     3.85%, 10/10/06                    2,200             2,200

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  COLORADO - 2.5% - (CONTINUED)
   Colorado HFA Revenue Bonds
     (AMT), Genesis Innovations
     LLC (JPMorgan Chase Bank
     LOC),
     3.85%, 10/10/06                   $1,310            $1,310
   Colorado HFA Revenue Bonds,
     Wachovia MERLOTS Series
     2002A60 (AMT) (MBIA
     Insured), (1)
     3.83%, 10/10/06                    4,920             4,920
   Colorado Housing and Finance
     Authority SFM Revenue Notes
     (AMT), Class 1-B-5,
     3.85%, 6/1/07                      7,000             7,000
   Denver Airport System Revenue
     Bonds, Series 2000A (AMT),
     Merrill Lynch P-Floats PA-763
     (AMBAC Insured), (1)
     3.82%, 10/10/06                    4,995             4,995
   Denver SFM Revenue Refunding
     Bonds, Series 2004A (AMT),
     Draw Down (AIG Matched
     Funding Gtd.),
     5.25%, 10/25/06                   21,085            21,085
   Denver Urban Renewal Authority
     Tax Increment Revenue Bonds,
     Merrill Lynch P-Floats PT-999
     (Lloyds TSB Bank Gtd.), (1)
     3.83%, 10/10/06                   12,500            12,500
   Eagle County Metropolitan
     District Revenue VRDB, Series
     1999B, Eagle Ranch Golf
     Course Enterprise (Bank of
     America N.A. LOC),
     3.80%, 10/10/06                    6,570             6,570
   Greenwood Village G.O.
     Refunding VRDB, Series 2003,
     City of Fiddlers Business
     Improvement District (U.S.
     Bank N.A. LOC),
     3.85%, 10/10/06                    3,000             3,000
   Park Creek Metropolitan
     District Revenue Bonds,
     Merrill Lynch P-Floats 157
     (Danske Bank Gtd.), (1)(2)
     3.50%, 2/15/07                    16,995            16,995

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   31     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  COLORADO - 2.5% - (CONTINUED)
   Pitkin County IDA Revenue
     Refunding Bonds, Aspen Skiing
     Company Project (JPMorgan
     Chase Bank LOC),
     Series 1994A,
     3.89%, 10/2/06                    $6,850            $6,850
     Series 1994B (AMT),
     3.99%, 10/2/06                     4,300             4,300
   Summit County Recreational
     Facilities Revenue Refunding
     Bonds, Series 1992, Copper
     Mountain (Bank of Nova Scotia
     LOC),
     3.86%, 10/10/06                    8,895             8,895
   Westminster EDA Tax Increment
     Revenue VRDB, Series 2005,
     North Huron Urban Revewal
     Project (Depfa Bank PLC LOC),
     3.75%, 10/10/06                   10,000            10,000
  -------------------------------------------------------------
                                                        141,880
  -------------------------------------------------------------
  DELAWARE - 0.3%
   New Castle County Airport
     Revenue Bonds, Series 2002
     (AMT), FlightSafety
     International, Inc. Project
     (Berkshire Hathaway, Inc.
     Gtd.),
     3.78%, 10/10/06                   16,615            16,615
  -------------------------------------------------------------
  DISTRICT OF COLUMBIA - 0.7%
   District of Columbia Housing
     Finance Agency Multifamily
     Revenue Bonds (AMT),
     Citigroup ROCS-RR-II-R-433
     (FNMA Gtd.), (1)
     3.81%, 10/10/06                    7,780             7,780
   District of Columbia
     Metropolitan Airport
     Authority Revenue Bonds
     (AMT), Citigroup ROCS Number
     54 (MBIA Insured), (1)
     3.89%, 10/10/06                    2,495             2,495
   District of Columbia
     Multifamily Housing Finance
     Agency Revenue Bonds (AMT),
     Merrill Lynch P-Floats
     PT-2391 (Merrill Lynch & Co.
     Inc., Gtd.), (1)
     3.87%, 10/10/06                    2,410             2,410

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  DISTRICT OF COLUMBIA - 0.7% - (CONTINUED)
   District of Columbia Revenue
     Bonds, Series 1998, Lowell
     School, Inc. Project
     (Wachovia Bank N.A. LOC),
     3.80%, 10/10/06                   $3,595            $3,595
   District of Columbia Revenue
     VRDB, Series 2001, Henry J.
     Kaiser Foundation,
     3.79%, 10/10/06                   10,100            10,100
   District of Columbia Water and
     Sewer Authority Revenue
     Bonds, Series 1998, Citibank
     Eagle Trust 985201 (FSA Corp.
     Insured), (1)
     3.79%, 10/10/06                    3,300             3,300
   District of Columbia Water and
     Sewer Revenue Bonds, Citicorp
     Eagle Trust 8121A (FSA Corp.
     Insured), (1)
     3.79%, 10/10/06                    7,590             7,590
  -------------------------------------------------------------
                                                         37,270
  -------------------------------------------------------------
  FLORIDA - 2.9%
   Brevard County Healthcare
     Facilities Revenue Refunding
     VRDB, Series 2003, Health
     First, Inc. Project (SunTrust
     Bank LOC),
     3.84%, 10/2/06                       450               450
   Dade County Special Obligation
     Refunding Bonds, Morgan
     Stanley Floating Rate Trust
     Certificates, Series 2000-415
     (AMBAC Insured), (1)
     3.78%, 10/10/06                    8,995             8,995
   Duval County Housing Revenue
     Bonds, Series 2003 (AMT),
     Camri Green Apartments (FNMA
     LOC),
     3.78%, 10/10/06                    3,000             3,000
   Florida Board of Education
     Capital Outlay Revenue Bonds,
     Citicorp Eagle Trust, Series
     20000902, (1)
     3.79%, 10/10/06                    4,550             4,550
   Florida Housing Finance Corp.
     Revenue Bonds, Merrill Lynch
     P-Floats 168 (FHLMC
     Gtd.), (1)
     3.79%, 10/10/06                   16,180            16,180

See Notes to the Financial Statements.

MONEY MARKET FUNDS    32      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  FLORIDA - 2.9% - (CONTINUED)
   Florida State Board of
     Education G.O., Citigroup
     Trust Receipts, (1)
     3.78%, 10/10/06                  $10,910           $10,910
   Florida State Board of
     Education G.O., Eagle
     720050054 - Class A, (1)
     3.79%, 10/10/06                    7,000             7,000
   Florida State Department of
     Juvenile Justice Lease
     Certificates Revenue Bonds,
     Wachovia MERLOTS Series
     2000-OOO (MBIA Insured), (1)
     3.78%, 10/10/06                    5,455             5,455
   Highlands County Health
     Facilities Authority Revenue
     VRDB, Series 1996A,
     Adventist/Sunbelt (FGIC
     Insured),
     3.75%, 10/10/06                    9,600             9,600
   Highlands County Health
     Facilities Authority Revenue
     VRDB, Series 1996A, Adventist
     Health System Sunbelt
     (SunTrust Bank LOC),
     3.75%, 10/10/06                    2,100             2,100
   Highlands County Health
     Facilities Authority Revenue
     VRDB, Series 1997A, Adventist
     Health System Sunbelt
     (SunTrust Bank LOC),
     3.75%, 10/10/06                   14,805            14,805
   Highlands County Health
     Facilities Authority Revenue
     Refunding VRDB, Series B,
     Adventist Health (FGIC
     Insured),
     3.81%, 10/10/06                   10,000            10,000
   Highlands County Health
     Facilities Authority Revenue
     VRDB, Series 2000-A,
     Adventist Health System
     Sunbelt (FGIC Insured),
     3.75%, 10/10/06                   17,050            17,050
   Jacksonville Health Facilities
     Authority Revenue VRDB,
     Series 1997C, Charity
     Obligation Group (MBIA
     Insured),
     3.80%, 10/2/06                    23,290            23,290

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  FLORIDA - 2.9% - (CONTINUED)
   Lee County IDA Healthcare
     Facilities Revenue VRDB,
     Series 1999B, Shell Point
     Village Project (Bank of
     America N.A. LOC),
     3.75%, 10/10/06                   $1,300            $1,300
   Lee County IDA Healthcare
     Facilities Revenue VRDB,
     Series 2002A, Shell Point
     Village Project (Bank of
     America N.A. LOC),
     3.75%, 10/10/06                    7,115             7,115
   Orlando Greater Aviation
     Authority Revenue Bonds,
     Series 2003A (AMT),
     FlightSafety International,
     Inc. Project (Berkshire
     Hathaway, Inc. Gtd.),
     3.80%, 10/10/06                    5,000             5,000
   Palm Beach County Health
     Facilities Authority Revenue
     VRDB, Series 2001, Bethesda
     Healthcare Systems Project
     (SunTrust Bank LOC),
     3.84%, 10/2/06                       450               450
   Pinellas County Health Facility
     Authority Revenue Refunding
     VRDB, Series A, Bayfront
     Hospital (SunTrust Bank LOC),
     3.84%, 10/2/06                     5,000             5,000
   Pinellas County HFA Revenue
     VRDB, Series 2004 (AMT), Alta
     Largo Apartments Project
     (Amsouth Bank Birmingham
     LOC),
     3.82%, 10/10/06                    5,000             5,000
   Polk County IDA Revenue Bonds,
     Series 2004, Lifepath Hospice
     Project (SunTrust Bank LOC),
     3.75%, 10/10/06                    2,800             2,800
   St. Lucie County IDA Revenue
     Bonds, Series 2000 (AMT),
     Freedom Plastics Project
     (LaSalle Bank N.A. LOC),
     3.79%, 10/10/06                    1,700             1,700
  -------------------------------------------------------------
                                                        161,750
  -------------------------------------------------------------

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   33     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  GEORGIA - 6.8%
   Atlanta Airport Authority
     Revenue Bonds, Wachovia
     MERLOTS Series 2000 CCC (AMT)
     (FGIC Insured), (1)
     3.83%, 10/10/06                   $1,800            $1,800
   Atlanta Urban Residential
     Finance Authority Revenue
     VRDB (AMT), Capitol Gateway
     Apartments Project (Bank of
     America N.A. LOC),
     3.83%, 10/10/06                    4,125             4,125
   Bulloch County Development
     Authority Revenue Bonds,
     Series 1999 (AMT), Apogee
     Enterprises, Inc. (Bank of
     New York LOC),
     3.83%, 10/10/06                    5,400             5,400
   Burke County Development
     Authority PCR Bonds, Vogtle
     First Series, Georgia Power
     Plant Co.,
     3.76%, 6/1/07                     20,000            20,000
   Burke County Development
     Authority PCR VRDB, Series
     1999B, Oglethorpe Power Corp.
     (AMBAC Insured),
     3.84%, 10/2/06                       100               100
   Carrollton County Housing
     Authority Revenue VRDB,
     Magnolia Lake Apartments
     (SunTrust Bank LOC),
     Series 2003 (AMT),
     3.80%, 10/10/06                   11,920            11,920
   Clayton County Development
     Authority Revenue VRDB, Delta
     Airlines Project (General
     Electric Capital Corp. LOC),
     Series 2000B (AMT),
     3.89%, 10/10/06                   72,050            72,050
     Series 2000C (AMT),
     3.89%, 10/10/06                   39,355            39,355
   Clayton County Housing
     Authority Revenue VRDB,
     Series 2003A (AMT), Forest
     Club Estates Project (FHLB of
     San Francisco LOC),
     3.97%, 10/2/06                     9,500             9,500
   Cobb County G.O. TANS,
     4.50%, 12/29/06                   25,000            25,058

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  GEORGIA - 6.8% - (CONTINUED)
   Cobb County Housing Authority
     Multifamily Revenue VRDB,
     Series 2005 (AMT), Woodchase
     Village Apartments (Regions
     Bank LOC),
     3.83%, 10/10/06                   $4,000            $4,000
   DeKalb County Housing Authority
     Multifamily Revenue VRDB,
     Post Brook Project (FNMA
     Gtd.),
     3.77%, 10/10/06                    4,300             4,300
   DeKalb County Housing Authority
     Revenue VRDB, Series 2002A1
     (AMT), Mountain Crest
     Apartments Project (SunTrust
     Bank LOC),
     3.80%, 10/10/06                    3,900             3,900
   DeKalb County Multifamily
     Housing Authority Revenue
     Bonds, Series 2002 (AMT),
     Wesley Club Apartments
     (SunTrust Bank LOC),
     3.80%, 10/10/06                    2,800             2,800
   East Point Multifamily Housing
     Authority Revenue VRDB,
     Series 2003 (AMT), Robins
     Creste Apartments Project
     (FHLMC LOC),
     3.81%, 10/10/06                    6,940             6,940
   East Point Multifamily Housing
     Authority Revenue VRDB,
     Series 2004 (AMT), Village
     Highlands Apartments
     (SunTrust Bank LOC),
     3.80%, 10/10/06                    3,000             3,000
   Fulco Hospital Authority
     Revenue Anticipation
     Certificates, Series 1999J,
     Piedmont Hospital Project
     (SunTrust Bank LOC),
     3.74%, 10/10/06                   19,000            19,000
   Fulton County Development
     Authority Revenue Bonds,
     Series 2004, Holy Innocents
     Episcopal School Project
     (SunTrust Bank LOC),
     3.75%, 10/10/06                    8,200             8,200
   Fulton County Revenue Refunding
     VRDB, Series 1996, Lenbrook
     Square Facilities for the
     Elderly Project (Royal Bank
     of Scotland PLC LOC),
     3.90%, 10/2/06                     3,100             3,100

See Notes to the Financial Statements.

MONEY MARKET FUNDS    34      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  GEORGIA - 6.8% - (CONTINUED)
   Georgia Medical Center Hospital
     Authority Revenue Bonds,
     Series 2004, Spring Harbor at
     Green Island (HBOS Treasury
     Services LOC),
     3.75%, 10/10/06                   $4,600            $4,600
   Georgia State G.O. Bonds, (1)
     Eagle Trust Series 97C1001,
     3.79%, 10/10/06                   15,500            15,500
     Eagle Trust Series 97C1002,
     3.79%, 10/10/06                   15,100            15,100
     Eagle Trust Series 99D1002,
     3.79%, 10/10/06                   24,280            24,280
   Georgia State Ports Authority
     Revenue Bonds (AMT), Colonel
     Island Terminal Project
     (SunTrust Bank LOC),
     3.80%, 10/10/06                    3,210             3,210
   Gordon County Hospital
     Authority Revenue VRDB,
     Series 1996-A, Adventist
     Health Systems Sunbelt
     Project (SunTrust Bank LOC),
     3.89%, 10/10/06                      750               750
   Gwinnett County Housing
     Authority Revenue Bonds,
     Series 2002 (AMT), Herrington
     Mill Apartments Project
     (SunTrust Bank LOC),
     3.80%, 10/10/06                    7,930             7,930
   Gwinnett County Multifamily
     Housing Revenue VRDB, Series
     1996, Post Corners Project
     (FNMA Gtd.),
     3.77%, 10/10/06                   10,000            10,000
   Kennesaw Development Authority
     Revenue VRDB, Series 2004
     (AMT), Walton Ridenour
     Apartments (SunTrust Bank
     LOC),
     3.79%, 10/10/06                    5,000             5,000
   Macon Water and Sewer Authority
     Revenue Bonds, Series 2004,
     3.75%, 10/10/06                   10,020            10,020
   Richmond County Authority
     Revenue Anticipation
     Certificates, Series 2003,
     University Health Services,
     Inc. Project (SunTrust Bank
     LOC),
     3.75%, 10/10/06                    9,200             9,200

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  GEORGIA - 6.8% - (CONTINUED)
   Rockdale County Hospital
     Authority Revenue
     Anticipation Certificates,
     Series 2002, Rockdale
     Hospital (SunTrust Bank LOC),
     3.75%, 10/10/06                   $9,720            $9,720
   Smyrna Housing Authority
     Multifamily Housing Revenue
     VRDB, Series 1995, Hills of
     Post Village Project (FNMA
     Gtd.),
     3.74%, 10/10/06                    4,000             4,000
   Smyrna Housing Authority
     Multifamily Housing Revenue
     VRDB, Series 1996, Gardens
     Post Village Project (FNMA
     Gtd.),
     3.74%, 10/10/06                    7,950             7,950
   Thomasville Hospital Authority
     Revenue Anticipation
     Certificates, Series 2003,
     John D. Archibold Memorial
     Hospital Project (SunTrust
     Bank LOC),
     3.75%, 10/10/06                    5,400             5,400
   Waleska Downtown Development
     Authority Revenue VRDB,
     Reinhardt College Project
     (Regions Bank LOC),
     3.77%, 10/10/06                    3,600             3,600
  -------------------------------------------------------------
                                                        380,808
  -------------------------------------------------------------
  HAWAII - 0.1%
   Hawaii State G.O. Bonds,
     Citicorp Eagle Trust
     2000-1101 (FGIC Insured), (1)
     3.79%, 10/10/06                    6,000             6,000
  -------------------------------------------------------------
  IDAHO - 0.2%
   Boise City Housing Authority
     Revenue VRDB, Series 2002B,
     Civic Plaza Housing Project
     (KeyBank N.A. LOC),
     3.89%, 10/10/06                   12,710            12,710
  -------------------------------------------------------------

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   35     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  ILLINOIS - 8.8%
   Arlington Heights IDR Bonds,
     Series 1997 (AMT), 3E
     Graphics and Printing Project
     (Harris N.A. LOC),
     3.88%, 10/10/06                   $1,365            $1,365
   Aurora IDR Bonds, Series 2001
     (AMT), Keson Industries, Inc.
     Project (Harris N.A. LOC),
     3.88%, 10/10/06                    2,680             2,680
   Aurora Kane and DuPage Counties
     IDB Revenue Bonds (AMT),
     Series 1999, Jania Family LLC
     Project (LaSalle Bank N.A.
     LOC),
     3.83%, 10/10/06                    4,660             4,660
   Chicago Board of Education
     G.O., Series A PA 616, School
     Reform Board (FGIC
     Insured), (1)
     3.79%, 10/10/06                    6,705             6,705
   Chicago Board of Education G.O.
     Variable Rate Certificates,
     Series 2000A, School Reform
     Board (FGIC Insured), (1)
     3.84%, 10/10/06                    6,200             6,200
   Chicago G.O. Project and
     Refunding Bonds, Series
     1998M, Bank of America
     Partnership (FGIC
     Insured), (1)
     3.84%, 10/10/06                   15,000            15,000
   Chicago G.O. Refunding Bonds,
     Series 1998, Citicorp Eagle
     Trust 981302 (FSA Corp.
     Insured), (1)
     3.79%, 10/10/06                   11,600            11,600
   Chicago G.O. Revenue Refunding
     VRDB, Series 2005D, Refunding
     Project (FSA Corp. Insured),
     3.74%, 10/10/06                    4,900             4,900
   Chicago G.O. Tender Notes,
     Series 2005 (Bank of America
     N.A. LOC),
     3.37%, 12/7/06                    12,300            12,300
   Chicago Housing Revenue Bonds,
     Lehman Municipal Trust
     Receipts K58 (FSA Corp.
     Insured), (1)
     3.78%, 10/10/06                   23,145            23,145
   Chicago IDR Bonds, Series 1992
     (AMT), Enterprise Center VIII
     Project (LaSalle Bank N.A.
     LOC),
     3.81%, 10/10/06                    7,200             7,200

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  ILLINOIS - 8.8% - (CONTINUED)
   Chicago IDR Bonds, Series 1992
     (AMT), Enterprise Center IX
     Project (LaSalle Bank N.A.
     LOC),
     3.81%, 10/10/06                   $4,750            $4,750
   Chicago IDR Bonds, Series 1996
     (AMT), Eli's Chicago's
     Finest, Inc. Project (LaSalle
     Bank N.A. LOC),
     3.81%, 10/10/06                    1,215             1,215
   Chicago IDR Bonds, Series 1998
     (AMT), Freedman Seating Co.
     Project (LaSalle Bank N.A.
     LOC),
     3.81%, 10/10/06                    2,815             2,815
   Chicago IDR VRDB, Series 2001
     (AMT), John Hofmeister & Sons
     (Harris N.A. LOC),
     3.88%, 10/10/06                    4,460             4,460
   Chicago Multifamily Housing
     Revenue VRDB (AMT),
     Churchview Supportive Living
     (Harris N.A. LOC),
     3.88%, 10/10/06                    2,805             2,805
   Chicago Multifamily Housing
     Revenue VRDB (AMT),
     Renaissance Center LP Project
     (Harris N.A. LOC),
     Series 1999A,
     3.88%, 10/10/06                    2,820             2,820
     Series 1999B,
     3.88%, 10/10/06                    1,300             1,300
   Chicago Multifamily Housing
     Revenue VRDB, Series 2004A
     (AMT), Central Station
     Project (FNMA LOC),
     3.80%, 10/10/06                   37,320            37,320
   Chicago O'Hare International
     Airport Revenue VRDB, Series
     2002 (AMT), O'Hare Technology
     Center II Project (LaSalle
     Bank N.A. LOC),
     3.81%, 10/10/06                    5,000             5,000
   Chicago School Reform Board
     G.O. Bonds, Series 1996, Bank
     of America Variable Rate
     Securities (MBIA
     Insured), (1)
     3.84%, 10/10/06                   13,300            13,300

See Notes to the Financial Statements.

MONEY MARKET FUNDS    36      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  ILLINOIS - 8.8% - (CONTINUED)
   City of Chicago Second Lien
     Revenue Bonds, Series 1998B
     (AMT), Midway Airport Project
     (MBIA Insured),
     3.95%, 10/2/06                   $12,530           $12,530
   Crystal Lake Development VRDN
     (AMT), Millennium Electronics
     Project (U.S. Bank N.A. LOC),
     3.95%, 10/10/06                    1,750             1,750
   Des Plaines City VRDB, Series
     1996 (AMT), Finzer Roller,
     Inc. Project (Harris N.A.
     LOC),
     3.88%, 10/10/06                      665               665
   Elgin City IDR VRDB, Series
     1996A (AMT), Baily
     Development LLC Project
     (LaSalle Bank N.A. LOC),
     3.81%, 10/10/06                    2,000             2,000
   Elgin City IDR VRDB, Series
     1999 (AMT), Questek
     Manufacturing Corp. (JPMorgan
     Chase Bank LOC),
     3.85%, 10/10/06                    2,700             2,700
   Elgin City IDR VRDB, Series
     2001 (AMT), Gemini Moulding
     Project (LaSalle Bank N.A.
     LOC),
     3.81%, 10/10/06                    2,620             2,620
   Elmhurst Revenue Bonds,
     Commission Accreditation of
     Healthcare Project (JPMorgan
     Chase Bank LOC),
     3.76%, 10/10/06                    9,550             9,550
   Evanston G.O. VRDB, Series C,
     Recreation Center Project,
     3.75%, 10/10/06                    5,000             5,000
   Fulton IDR VRDB, Series 1998
     (AMT), Drives, Inc. Project
     (Harris N.A. LOC),
     3.88%, 10/10/06                    3,375             3,375
   Illinois Development Finance
     Authority IDR Bonds, Series
     1990B, Tajon Warehouse
     Project (JPMorgan Chase Bank
     LOC),
     3.89%, 10/10/06                    2,225             2,225
   Illinois Development Finance
     Authority IDR Bonds, Series
     1997A (AMT), Randall Metals
     Corp. Project (LaSalle Bank
     N.A. LOC),
     3.85%, 10/10/06                    1,725             1,725

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  ILLINOIS - 8.8% - (CONTINUED)
   Illinois Development Finance
     Authority IDR VRDB, Series
     1999 (AMT), Amtex Steel, Inc.
     Project (LaSalle Bank N.A.
     LOC),
     3.81%, 10/10/06                   $4,400            $4,400
   Illinois Development Finance
     Authority IDR VRDB, Series
     2000 (AMT), Olson
     International Limited Project
     (JPMorgan Chase Bank LOC),
     3.85%, 10/10/06                      630               630
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1994 (AMT), NU-Way
     Industries, Inc. Project
     (LaSalle Bank N.A. LOC),
     3.81%, 10/10/06                      700               700
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1998 (AMT), Flying
     Food Fare, Inc. (Harris N.A.
     LOC),
     3.85%, 10/10/06                    2,700             2,700
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2001, YMCA of
     Metropolitan Chicago Project
     (Harris N.A. LOC),
     3.80%, 10/10/06                   22,500            22,500
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2004, Robert Morris
     College (JPMorgan Chase Bank
     LOC),
     3.85%, 10/10/06                   10,935            10,935
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 1997 (AMT), Ciccone
     Food Products, Inc. (Harris
     N.A. LOC),
     3.88%, 10/10/06                    4,100             4,100
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 1998, American Youth
     Hostels Project (Harris N.A.
     LOC),
     3.80%, 10/10/06                    6,975             6,975
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 1999 D1, AMR Pooled
     Program (Fifth Third Bank
     LOC),
     3.84%, 10/10/06                    2,000             2,000

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   37     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  ILLINOIS - 8.8% - (CONTINUED)
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 1999D2, AMR Pooled
     Program (Fifth Third Bank
     LOC),
     3.84%, 10/10/06                   $7,585            $7,585
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 2001 (AMT), Val-Matic
     (LaSalle Bank N.A. LOC),
     3.81%, 10/10/06                    5,695             5,695
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 2002, St. Augustine
     College Project (JPMorgan
     Chase Bank LOC),
     3.90%, 10/2/06                     5,635             5,635
   Illinois Development Finance
     Authority Water Facilities
     Revenue Refunding VRDB,
     Series 2002 (AMT), Illinois-
     American Water (MBIA
     Insured),
     3.88%, 10/10/06                    5,000             5,000
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Northwestern University,
     Macon Trust Variable Rate
     Certificates Series D, (1)
     3.78%, 10/10/06                    7,005             7,005
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Series 2002, Aurora
     University (Fifth Third Bank
     LOC),
     3.85%, 10/10/06                    3,300             3,300
   Illinois Finance Authority
     Revenue Bonds, Series 2004,
     Community Action Partnership
     (Citibank N.A. LOC),
     3.76%, 10/10/06                    3,045             3,045
   Illinois Finance Authority
     Revenue VRDB, Landing at
     Plymouth Place (LaSalle Bank
     N.A. LOC),
     3.75%, 10/10/06                   17,500            17,500
   Illinois Finance Authority
     Revenue Bonds, Series A, All
     Saints Catholic (Harris N.A.
     LOC),
     3.80%, 10/10/06                   12,400            12,400

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  ILLINOIS - 8.8% - (CONTINUED)
   Illinois Health Facilities
     Authority Revenue Bonds,
     Advocate Healthcare Network,
     Series 2003A,
     3.85%, 7/6/07                    $11,100           $11,100
   Illinois Health Facilities
     Authority Revenue VRDB,
     Series 2003, Memorial Health
     Systems (JPMorgan Chase Bank
     LOC),
     3.90%, 10/2/06                     2,500             2,500
   Illinois Metropolitan Water
     Reclamation District, ABN
     AMRO Munitops Certificate
     Trust 2006-29, (1)
     3.79%, 10/10/06                   10,000            10,000
   Illinois Multifamily Finance
     Authority, Series 2005,
     Villagebrook Apartments
     Project (FHLMC LOC),
     3.80%, 10/10/06                    5,800             5,800
   Illinois State G.O. Bonds,
     Series 2002, Tax-Exempt Eagle
     Trust 20021301, Illinois
     First (FGIC Insured), (1)
     3.79%, 10/10/06                    5,000             5,000
   Illinois State Sales TRB,
     Salomon Smith Barney Eagle
     Trust, (1)
     3.79%, 10/10/06                    5,045             5,045
   Illinois State Sales Tax
     Revenue VRDB, Bank of America
     Macon Trust Receipts Series
     C, (1)
     3.78%, 10/10/06                    3,500             3,500
   Lake County Multifamily Housing
     Revenue Bonds, Series 2004
     (AMT), Rosewood Apartments
     Project (FHLMC Gtd.),
     3.80%, 10/10/06                    4,200             4,200
   Lisle Multifamily Housing
     Authority Revenue Bonds,
     Ashley of Lisle Project
     (FHLMC LOC),
     3.75%, 10/10/06                   13,400            13,400
   Metropolitan Pier and
     Exposition Authority Revenue
     Bonds, Citicorp Eagle Trust
     Series 20026001 (MBIA
     Insured), (1)
     3.79%, 10/10/06                   10,000            10,000
   Normal G.O. VRDN, Series 2003,
     McLean County Project,
     3.85%, 10/10/06                    4,750             4,750

See Notes to the Financial Statements.

MONEY MARKET FUNDS    38      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  ILLINOIS - 8.8% - (CONTINUED)
   Peoria Multifamily Revenue
     Bonds, Series 2003 (AMT), Oak
     Woods Apartments (FNMA Gtd.),
     3.82%, 10/10/06                   $3,900            $3,900
   Quad Cities Regional EDA
     Revenue Bonds, Augustana
     College Project (Harris N.A.
     LOC),
     3.76%, 10/10/06                   14,900            14,900
   Regional Transportation
     Authority Revenue Bonds,
     Citicorp Eagle Trust Series
     20001303 (MBIA Insured), (1)
     3.79%, 10/10/06                   14,510            14,510
   Roaring Forks O'Hare Municipal
     Certificates Class A2004-7
     (AMT) (MBIA Insured), (1)
     3.89%, 10/10/06                   10,340            10,340
   Rockford Revenue Bonds, Series
     2002, Wesley Willows
     Obligation (Marshall & Ilsley
     Bank LOC),
     3.86%, 10/2/06                     5,100             5,100
   Romeoville IDR VRDB, Series
     1997 (AMT), Metropolitan
     Industries, Inc. Project
     (Harris N.A. LOC),
     3.88%, 10/10/06                    2,000             2,000
   Savanna IDR Bonds, Series 1994
     (AMT), Metform Corp. Project
     (JPMorgan Chase Bank LOC),
     3.88%, 10/10/06                    6,500             6,500
   Southwestern IDA VRDB, Series
     2002 (AMT), Waste Management,
     Inc. Project (JPMorgan Chase
     Bank LOC),
     3.85%, 10/10/06                    4,700             4,700
   Tinley Park IDR Bonds, Series
     2003 (AMT), Mariah Partners
     Project (LaSalle Bank N.A.
     LOC),
     3.81%, 10/10/06                    3,445             3,445
   University of Illinois
     Auxiliary Facility Revenue
     Bonds, Eagle Trust Series
     20001301 (MBIA Insured), (1)
     3.79%, 10/10/06                    3,000             3,000
   Village of Vernon Hills IDR
     VRDB, Series 1983 (AMT),
     Accurate Transmissions, Inc.
     Project (LaSalle Bank N.A.
     LOC),
     3.81%, 10/10/06                    3,140             3,140

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  ILLINOIS - 8.8% - (CONTINUED)
   Warren County Industrial
     Project Revenue Bonds, Series
     2002, Monmouth College
     Project (Allied Irish Bank
     LOC),
     3.77%, 10/10/06                   $5,590            $5,590
   West Chicago City IDR Bonds,
     Series 1999 (AMT), Royal Gold
     Ribbons Foods Project
     (JPMorgan Chase Bank LOC),
     3.85%, 10/10/06                    1,600             1,600
   Will-Kankakee Regional
     Development Authority Revenue
     Bonds (AMT), T.H. Davidson &
     Co., Inc. Project (LaSalle
     Bank N.A. LOC),
     3.81%, 10/10/06                    2,575             2,575
  -------------------------------------------------------------
                                                        494,380
  -------------------------------------------------------------
  INDIANA - 3.8%
   Columbus Economic Development
     Revenue VRDB, Series 2004
     (AMT), Arbors at Water Edge
     Apartments Project (FHLB of
     Cincinnati LOC),
     3.80%, 10/10/06                    3,850             3,850
   Dearborn County Industrial
     Economic Development Revenue
     VRDB, Series 2006, Dearborn
     County Hospital Project
     (JPMorgan Chase Bank LOC),
     3.74%, 10/10/06                   15,000            15,000
   Dekko Foundation Education
     Facilities COPS, Series
     2001-1 (JPMorgan Chase Bank
     LOC),
     3.80%, 10/10/06                    4,155             4,155
   Fort Wayne Economic Development
     Revenue VRDB, Series 2004,
     University of St. Francis
     (JPMorgan Chase Bank LOC),
     3.85%, 10/10/06                    2,800             2,800
   Hobart Industrial Economic
     Development Revenue VRDB
     (AMT), Albanese Confectionery
     (Harris N.A. LOC),
     3.85%, 10/10/06                    3,385             3,385
   Indiana Bond Bank Revenue
     Bonds, Series 2006A, Advanced
     Funding Program Notes,
     4.50%, 2/1/07                     10,000            10,039

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   39     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  INDIANA - 3.8% - (CONTINUED)
   Indiana Bond Bank Revenue
     Notes, Series 2006A, Midyear
     Funding Program Notes,
     4.50%, 2/2/07                    $25,000           $25,078
   Indiana Development Finance
     Authority IDR VRDB (AMT), Red
     Gold, Inc. Project (Harris
     N.A. LOC),
     Series 1994A,
     3.88%, 10/10/06                    4,200             4,200
     Series 1994B,
     3.88%, 10/10/06                    2,600             2,600
   Indiana Development Finance
     Authority Industrial Revenue
     Bonds, Series 1999, Youth
     Opportunity Center Project
     (JPMorgan Chase Bank LOC),
     3.85%, 10/10/06                    1,600             1,600
   Indiana Development Finance
     Authority Revenue VRDB,
     Series 2001 (AMT), Bhar, Inc.
     Project (JPMorgan Chase Bank
     LOC),
     3.85%, 10/10/06                    1,500             1,500
   Indiana Educational Facilities
     Authority Revenue VRDB,
     Series 2003, Franklin College
     (JPMorgan Chase Bank LOC),
     3.90%, 10/2/06                     2,800             2,800
   Indiana Health Facility
     Financing Authority Revenue
     Bonds, Series 2001A3,
     Ascension Health Credit
     Group,
     3.35%, 1/30/07                    17,000            17,000
   Indiana Health Facility
     Financing Authority Revenue
     VRDB, Series 2000, Senior
     Living Greencroft Project
     (LaSalle Bank N.A. LOC),
     3.76%, 10/10/06                   10,754            10,754
   Indiana Health Facility
     Financing Authority Revenue
     VRDB, Series 2004A, Margaret
     Mary Community Hospital
     Project (Fifth Third Bank
     LOC),
     3.90%, 10/2/06                     1,400             1,400
   Indiana Hospital Equipment
     Financing Revenue VRDB,
     Hospital Equipment Program
     Project (MBIA Insured),
     3.77%, 10/10/06                   12,510            12,510

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  INDIANA - 3.8% - (CONTINUED)
   Indiana State Development
     Finance Authority Revenue
     VRDB, Indiana Historical
     Society, Inc. Project
     (JPMorgan Chase Bank LOC),
     3.78%, 10/10/06                   $6,640            $6,640
   Indiana State Finance Authority
     Revenue VRDB, Series A (AMT),
     IB & B LLC Project (Harris
     N.A. LOC),
     3.85%, 10/10/06                    7,980             7,980
   Indiana State Housing and
     Community Development Revenue
     Bonds, Series 2005 D (AMT),
     3.50%, 12/14/06                   20,000            20,000
   Indianapolis Bond Bank Revenue
     Bonds (AMT), ABN AMRO
     Munitops Certificate Trust
     2006-34
     (AMBAC Insured), (1)
     3.84%, 10/10/06                   10,000            10,000
   Knox Economic Development
     Revenue VRDB (AMT), J.W.
     Hicks, Inc. Project (Harris
     N.A. LOC),
     3.85%, 10/10/06                    5,685             5,685
   Laporte City Revenue Refunding
     VRDB (AMT), Alpha Baking Co.,
     Inc. Project (Harris N.A.
     LOC),
     3.88%, 10/10/06                    2,130             2,130
   Marshall County Economic
     Development Revenue Bonds,
     Series 2000, Culver
     Educational Foundation
     Project (JPMorgan Chase Bank
     LOC),
     3.80%, 10/10/06                    4,300             4,300
   Noblesville Economic
     Development Revenue Bonds
     (AMT), Princeton Lakes
     Apartments Project,
     Series PJ-2003A
     (LaSalle Bank N.A. LOC),
     3.81%, 10/10/06                    8,851             8,851
     Series PJ-2003B (FHLB of
     Indianapolis LOC),
     3.86%, 10/10/06                    1,094             1,094

See Notes to the Financial Statements.

MONEY MARKET FUNDS    40      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  INDIANA - 3.8% - (CONTINUED)
   Terre Haute Industrial Economic
     Development Revenue Bonds,
     Series 1985, First Financial
     Corp. Project (JPMorgan Chase
     Bank LOC),
     3.85%, 10/10/06                     $200              $200
   Tippecanoe County PCR Refunding
     Bonds (AMT), Caterpillar,
     Inc. Project (Caterpillar,
     Inc., Gtd.),
     3.84%, 10/10/06                    8,750             8,750
   Vincennes University Revenue
     Bonds, Series 2004G, Student
     Fees (JPMorgan Chase Bank
     LOC),
     3.77%, 10/10/06                   18,090            18,090
  -------------------------------------------------------------
                                                        212,391
  -------------------------------------------------------------
  IOWA - 0.4%
   Iowa Finance Authority
     Retirement Community Revenue
     Bonds, Series 2003A,
     Deerfield Retirement (LaSalle
     Bank N.A. LOC),
     3.75%, 10/10/06                    7,100             7,100
   Iowa Finance Authority Revenue
     VRDB, Series B, Wheaton
     Franciscan (MBIA Insured),
     3.74%, 10/10/06                    9,700             9,700
   Iowa Higher Education Loan
     Authority Revenue VRDB,
     Private College, Series 2003,
     Des Moines University Project
     (Allied Irish Bank LOC),
     3.90%, 10/2/06                       800               800
   Iowa Higher Education Loan
     Authority Revenue VRDB,
     Series 2003, Graceland
     College (Bank of America N.A.
     LOC),
     3.79%, 10/10/06                    1,700             1,700
   Linn County IDR VRDB (AMT),
     Highway Equipment Company
     Project (Wells Fargo Bank
     N.A. LOC),
     3.80%, 10/10/06                    5,490             5,490
  -------------------------------------------------------------
                                                         24,790
  -------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  KANSAS - 0.8%
   Colwich IDR Bonds, Series 1999
     (AMT), EPCO Carbondioxide
     Project (Regions Bank LOC),
     3.85%, 10/10/06                   $1,075            $1,075
   Kansas Development Finance
     Authority Revenue VRDB,
     Series 2001 (AMT), Oak Ridge
     Park II Apartments Project
     (FHLB of Topeka LOC),
     3.93%, 10/10/06                    3,650             3,650
   Kansas State Department of
     Transportation Highway
     Revenue Bonds, Eagle Series
     20001601, (1)
     3.79%, 10/10/06                    5,975             5,975
   Kansas State Department of
     Transportation Highway
     Revenue Bonds, Series
     2004C-1,
     3.71%, 10/10/06                   16,400            16,400
   Olathe Senior Living Facility
     Revenue VRDB, Series C-1,
     Catholic Care Campus (LaSalle
     Bank N.A. LOC),
     3.76%, 10/10/06                    9,900             9,900
   Wichita Airport Facilities
     Revenue Bonds, Series VIII
     2003 (AMT), FlightSafety
     International, Inc.
     (Berkshire Hathaway, Inc.
     Gtd.),
     3.80%, 10/10/06                    8,000             8,000
  -------------------------------------------------------------
                                                         45,000
  -------------------------------------------------------------
  KENTUCKY - 1.4%
   Carroll County Solid Waste
     Disposal Revenue Bonds,
     Series 2001 (AMT), BPB
     Acquisition Project (Bank of
     America N.A. LOC),
     3.81%, 10/10/06                    5,000             5,000
   Clark County Industrial
     Building Revenue Bonds,
     Series 1996 (AMT), Bluegrass
     Art Cast Project (JPMorgan
     Chase Bank LOC),
     3.85%, 10/10/06                    1,150             1,150
   Fort Mitchell League of Cities
     Revenue VRDB, Series 2002A,
     Trust Lease Program (U.S.
     Bank N.A. LOC),
     3.76%, 10/10/06                   12,650            12,650

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   41     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  KENTUCKY - 1.4% - (CONTINUED)
   Franklin County G.O. Refunding
     Notes, Series 2001 (JPMorgan
     Chase Bank LOC),
     3.83%, 10/10/06                   $4,300            $4,300
   Henderson County Revenue
     Refunding Bonds, Murray-
     Calloway County Public
     Hospital Project (Branch
     Banking & Trust Co. LOC),
     3.84%, 10/10/06                    5,035             5,035
   Kenton County Airport Board
     Revenue VRDB, Series 2000A
     (AMT), Delta Air Lines, Inc.
     Project (General Electric
     Capital Corp. LOC),
     3.89%, 10/10/06                   28,315            28,315
   Kentucky Housing Revenue Bonds
     (AMT), Clipper Tax-Exempt
     Trust Certificates Series
     2005-35, (1)
     3.83%, 10/10/06                   10,000            10,000
   Morehead League of Cities
     Revenue VRDB, Series 2004A,
     Trust Lease Program (U.S.
     Bank N.A. LOC),
     3.76%, 10/10/06                    7,633             7,633
   Shelby County Revenue VRDB,
     Series 2004A, Kentucky
     Association of Counties
     Leasing Trust (U.S. Bank N.A.
     LOC),
     3.89%, 10/2/06                     6,325             6,325
  -------------------------------------------------------------
                                                         80,408
  -------------------------------------------------------------
  LOUISIANA - 1.3%
   Jefferson Parish Economic
     Development Corp. Revenue
     VRDB, Series 2000 (AMT),
     Walle Corp. Project (JPMorgan
     Chase Bank LOC),
     3.85%, 10/10/06                    2,200             2,200
   Louisiana Environmental
     Facilities Development
     Revenue Bonds, Series 2004,
     Sacred Heart Project
     (SunTrust Bank LOC),
     3.80%, 10/10/06                    1,000             1,000

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  LOUISIANA - 1.3% - (CONTINUED)
   Louisiana Public Facilities
     Authority Revenue Bonds,
     Series 1985A, Hospital
     Equipment Financing and
     Refunding (JPMorgan Chase
     Bank LOC),
     3.78%, 10/10/06                  $29,700           $29,700
   Louisiana State Offshore
     Terminal Authority Deepwater
     Revenue Refunding Bonds,
     Series 2003A, LOOP LLC
     Project (SunTrust Bank LOC),
     3.84%, 10/2/06                    13,150            13,150
   Louisiana State Offshore
     Terminal Authority Deepwater
     Revenue Refunding Bonds,
     Series 2003B (JPMorgan Chase
     Bank LOC),
     3.80%, 10/10/06                    5,700             5,700
   New Orleans G.O. Bonds, Series
     2005-13, Roaring Fork
     Municipal Products LLC (MBIA
     Insured), (1)
     3.82%, 10/10/06                    8,385             8,385
   St. Charles Parish PCR Bonds,
     Series 1991 (AMT), Shell Oil
     Co. Norco Project (FNMA
     Gtd.),
     3.89%, 10/2/06                    11,300            11,300
  -------------------------------------------------------------
                                                         71,435
  -------------------------------------------------------------
  MAINE - 0.3%
   Maine State Housing Authority
     Mortgage Purchase Bonds,
     Series 1998F2 (AMT), (1)
     3.94%, 10/10/06                    9,995             9,995
   Maine State Housing Authority
     Revenue Bonds,
     Series 2006-C (AMT),
     3.50%, 3/15/07                     5,000             5,000
   Maine State Turnpike Authority
     Revenue Bonds, Eagle Trust
     Series 20001901 (FGIC
     Insured), (1)
     3.79%, 10/10/06                    3,000             3,000
  -------------------------------------------------------------
                                                         17,995
  -------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    42      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MARYLAND - 1.4%
   Baltimore County Dunfield
     Townhomes Revenue Bonds,
     Series 2003, Roaring Fork
     Trust Receipts (GNMA
     Gtd.), (1)
     3.89%, 10/10/06                  $10,025           $10,025
   Gaithersburg Economic
     Development Revenue Bonds,
     Series 1997, Asbury Methodist
     (MBIA Insured),
     3.75%, 10/10/06                   24,320            24,320
   Howard County Revenue Refunding
     VRDB, Series 2002A, Vantage
     House Facilities (LaSalle
     Bank N.A. LOC),
     3.75%, 10/10/06                   14,365            14,365
   Maryland Health and Higher
     Educational Facilities
     Authority Revenue Bonds,
     Series A, Charleston
     Community (Bank of America
     N.A. LOC),
     3.75%, 10/10/06                    3,700             3,700
   Maryland Health and Higher
     Educational Facilities
     Authority Revenue Refunding
     VRDB, Series 2005B, Adventist
     Healthcare (Manufacturers &
     Traders Trust Co. LOC),
     3.77%, 10/10/06                   15,000            15,000
   Maryland Industrial Development
     Financing Authority Revenue
     VRDB, Series 2005B, Our Lady
     of Good Counsel Project
     (Manufacturers & Traders
     Trust Co. LOC),
     3.79%, 10/10/06                    8,356             8,356
  -------------------------------------------------------------
                                                         75,766
  -------------------------------------------------------------
  MASSACHUSETTS - 1.4%
   Massachusetts State Development
     Finance Agency Multifamily
     Revenue Bonds, Variable
     Certificates Austin Trust
     Receipts (Bank of America
     N.A. LOC), (1)
     3.79%, 10/10/06                   10,875            10,875

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MASSACHUSETTS - 1.4% - (CONTINUED)
   Massachusetts State Development
     Finance Agency Revenue VRDB,
     Series 1999 (AMT), Waste
     Management, Inc. Project
     (SunTrust Bank LOC),
     3.80%, 10/10/06                   $5,500            $5,500
   Massachusetts State Development
     Finance Agency Revenue VRDB,
     Series 2003, Lesley
     University (Bank of America
     N.A. LOC),
     3.79%, 10/10/06                    4,800             4,800
   Massachusetts State Development
     Finance Agency Revenue VRDB,
     Series 2004, Groton School,
     3.79%, 10/10/06                    7,500             7,500
   Massachusetts State Development
     Finance Agency Revenue VRDB,
     Series 2005, ISO New England,
     Inc. (KeyBank N.A. LOC),
     3.77%, 10/10/06                    5,000             5,000
   Massachusetts State Development
     Finance Agency Revenue VRDB,
     Series B-2, Harvard
     University,
     3.55%, 10/10/06                   34,500            34,500
   Massachusetts State G.O.
     Refunding VRDB, Series 2005A,
     3.74%, 10/10/06                   11,000            11,000
  -------------------------------------------------------------
                                                         79,175
  -------------------------------------------------------------
  MICHIGAN - 4.3%
   Avondale School District,
     Series 2003, Citigroup ROCS
     RR II R 2047, (1)
     3.78%, 10/10/06                    6,400             6,400
   Detroit G.O. RANS (Bank of Nova
     Scotia LOC),
     4.50%, 3/1/07                     12,800            12,840
   Detroit Sewage Disposal System
     Senior Lien Revenue Refunding
     Bonds, Series 2001E (FGIC
     Insured),
     3.78%, 7/12/07                    37,680            37,680

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   43     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MICHIGAN - 4.3% - (CONTINUED)
   Farmington Hills Hospital
     Finance Authority Revenue
     Bonds, Series 1991, Botsford
     General Hospital (MBIA
     Insured),
     3.90%, 10/2/06                    $3,050            $3,050
   Grand Rapids Economic
     Development Corp. Revenue
     Bonds, Series 1983 (Fifth
     Third Bank LOC),
     3.76%, 10/10/06                    2,100             2,100
   Grand Rapids Economic
     Development Corp. Revenue
     Bonds, Series 1993, Amway
     Hotel Project (Fifth Third
     Bank LOC),
     3.76%, 10/10/06                    5,000             5,000
   Grand Rapids Economic
     Development Corp. Revenue
     Refunding Bonds, Series
     1991A, Amway Hotel (Standard
     Federal Bank N.A. LOC),
     3.76%, 10/10/06                    1,100             1,100
   Jackson County Economic
     Development Corp. Limited
     Obligation Revenue Refunding
     VRDB, Series 2001A, Vista
     Grande Villa (LaSalle Bank
     N.A. LOC),
     3.83%, 10/2/06                     6,350             6,350
   Jackson County Economic
     Development Corp. Revenue
     VRDB, Series 1999 (AMT),
     Production Saw & Machine Co.
     (Comerica Bank LOC),
     3.91%, 10/10/06                    2,770             2,770
   Jackson County Economic
     Development Corp. Revenue
     VRDB, Series 2000 (AMT),
     Kellogg Crankshaft Co.
     Project (Comerica Bank LOC),
     3.91%, 10/10/06                    2,385             2,385
   Jackson County Hospital Finance
     Authority Revenue VRDB,
     Series 2005A, W.A. Foote
     Memorial Hospital Project
     (Bank of Nova Scotia LOC),
     3.76%, 10/10/06                    8,000             8,000

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MICHIGAN - 4.3% - (CONTINUED)
   Macomb County Hospital Finance
     Authority Revenue Refunding
     VRDB, Mt. Clemens General
     (Comerica Bank LOC), Series
     2003A-1,
     3.90%, 10/2/06                    $2,500            $2,500
     Series 2003A-2,
     3.85%, 10/2/06                     3,900             3,900
   Michigan Municipal Bond
     Authority Revenue Notes,
     Series B-2 (Bank of Nova
     Scotia LOC),
     4.50%, 8/20/07                    56,500            56,895
   Michigan State Hospital Finance
     Authority Revenue Refunding
     VRDB, Series 2003A,
     Crittenton Hospital (Comerica
     Bank LOC),
     3.85%, 10/2/06                     1,550             1,550
   Michigan State Hospital Finance
     Authority Revenue VRDB,
     Series 1999A, Covenant
     Retirement (LaSalle Bank N.A.
     LOC),
     3.75%, 10/10/06                      400               400
   Michigan State Housing
     Development Authority Revenue
     VRDB, Series 1999 (AMT),
     Baldwin Villas (Comerica Bank
     LOC),
     3.91%, 10/10/06                    4,625             4,625
   Michigan State Hospital Finance
     Authority Revenue VRDB,
     Series 2002, Hospice of
     Michigan (Fifth Third Bank
     LOC),
     3.74%, 10/10/06                    7,275             7,275
   Michigan State Hospital Finance
     Authority Revenue VRDB,
     Series 2005F, Trinity Health
     Credit,
     3.87%, 10/2/06                     3,665             3,665
   Michigan State Multifamily
     Housing Development Authority
     Revenue VRDB, Series 2005
     (AMT), Jackson Project (FHLB
     Indianapolis LOC),
     3.95%, 10/2/06                    10,300            10,300
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Corlett-Turner
     Co. Project (U.S. Bank N.A.
     LOC),
     3.91%, 10/10/06                    1,630             1,630

See Notes to the Financial Statements.

MONEY MARKET FUNDS    44      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MICHIGAN - 4.3% - (CONTINUED)
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds, Leader Dogs for the
     Blind Project (Comerica Bank
     LOC),
     3.82%, 10/10/06                   $2,700            $2,700
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds, Series 1997 (AMT),
     Dirksen Screw Co. Project
     (JPMorgan Chase Bank LOC),
     3.91%, 10/10/06                    2,700             2,700
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds, Series 2000 (AMT),
     Grand Haven Plastics Project
     (JPMorgan Chase Bank LOC),
     3.85%, 10/10/06                    4,000             4,000
   Michigan State Strategic Fund
     Revenue Refunding VRDB,
     Series 2001 (AMT), Advanced
     Tooling System Project
     (JPMorgan Chase Bank LOC),
     3.89%, 10/10/06                    2,810             2,810
   Michigan State Strategic Fund
     Revenue VRDB, Series 1999
     (AMT), Great Lakes Metal
     Stamping (JPMorgan Chase Bank
     LOC),
     3.85%, 10/10/06                    1,400             1,400
   Michigan State Strategic Fund
     Revenue VRDB, Series 2000
     (AMT), Roesler Metal
     Finishing Project (Standard
     Federal Bank N.A. LOC),
     3.84%, 10/10/06                    4,365             4,365
   Michigan State Strategic Fund
     Revenue VRDB, Series 2001
     (AMT), Electro-Chemical
     Finishing Project (JPMorgan
     Chase Bank LOC),
     3.85%, 10/10/06                    3,800             3,800
   Michigan State Strategic Fund
     Revenue VRDB, Series 2001
     (AMT), Mold Masters Co.
     Project (JPMorgan Chase Bank
     LOC),
     3.85%, 10/10/06                    2,700             2,700

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MICHIGAN - 4.3% - (CONTINUED)
   Michigan State Strategic Fund
     Revenue VRDB, Series 2001
     (AMT), Plymouth Packaging
     Project (Comerica Bank LOC),
     3.91%, 10/10/06                   $2,945            $2,945
   Michigan State Strategic Fund
     Revenue VRDB, Series 2002
     (AMT), Pioneer Labs, Inc.
     Project (JPMorgan Chase Bank
     LOC),
     3.80%, 10/10/06                    1,100             1,100
   Michigan State Strategic Fund
     Revenue VRDB (AMT), Serta
     Restokraft Mattress Co.
     Project (Comerica Bank LOC),
     3.91%, 10/10/06                    3,235             3,235
   Michigan State Strategic Fund
     Variable Limited Obligation
     Revenue Bonds (AMT), NYX
     Technologies LLC Project
     (Comerica Bank LOC),
     3.91%, 10/10/06                    6,425             6,425
   Oakland County Economic
     Development Corp. Revenue
     VRDB, Series 1998 (AMT),
     Richard Tool & Die Corp.
     Project (Comerica Bank LOC),
     3.91%, 10/10/06                    3,510             3,510
   Oakland County Economic
     Development Corp. Revenue
     VRDB, Series 2004 (AMT),
     General Mill Supply (LaSalle
     Bank N.A. LOC),
     3.91%, 10/10/06                    4,740             4,740
   Wayne Charter County Revenue
     VRDB, Series 2001, University
     of Detroit Jesuit Project
     (Allied Irish Bank LOC),
     3.76%, 10/10/06                   13,825            13,825
  -------------------------------------------------------------
                                                        240,670
  -------------------------------------------------------------

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   45     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MINNESOTA - 3.9%
   Austin Housing and
     Redevelopment Authority
     Revenue Bonds, Series 2004A,
     Cedars of Austin Project
     (LaSalle Bank N.A. LOC),
     3.85%, 10/10/06                   $4,320            $4,320
   Becker Tax Increment, Series
     1994D (AMT), Piper Jaffray
     Funding LLC Trust
     Certificates Series 2004F
     (MBIA Insured), (1)
     3.82%, 10/10/06                    9,995             9,995
   Dakota County Community
     Development Authority Revenue
     VRDB, Series 2003 (AMT),
     Brentwood Hills Apartments
     Project (LaSalle Bank N.A.
     LOC),
     3.95%, 10/2/06                     5,000             5,000
   Dakota County Community
     Development Authority Revenue
     VRDB, Series 2005 (AMT),
     Tuscany Apartments Project
     (Rabobank Group GIC),
     4.19%, 10/5/06                    18,360            18,360
   Dakota County Community
     Development Authority Revenue
     VRDB (AMT), View Pointe
     Apartments Project (LaSalle
     Bank N.A. LOC),
     3.84%, 10/10/06                    4,000             4,000
   Duluth EDA Healthcare
     Facilities Revenue VRDB,
     Series 1997, Miller-Dwan
     Medical Center Project (U.S.
     Bank N.A. LOC),
     3.90%, 10/2/06                     6,550             6,550
   Eden Prairie Revenue VRDB,
     Series 2003 (AMT),
     Eden Prairie Leased Housing
     Association Project (LaSalle
     Bank N.A. LOC),
     3.84%, 10/10/06                   11,500            11,500
   Little Canada Bond
     Securitization Trust, Series
     2004S1 (AMT), Class A Trust
     Certificates (LaSalle Bank
     N.A. LOC), (1)
     3.94%, 10/10/06                    3,535             3,535
   Mankato Multifamily Housing
     Revenue VRDB, Series 1997,
     Highland Hills Project
     (LaSalle Bank N.A. LOC),
     3.90%, 10/2/06                     1,100             1,100

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MINNESOTA - 3.9% - (CONTINUED)
   Maple Grove Economic
     Development Revenue Bonds,
     Series 2004, Heritage
     Christian Academy (U.S. Bank
     N.A. LOC),
     3.75%, 10/10/06                   $5,960            $5,960
   Minneapolis Multifamily Housing
     Revenue Refunding VRDB,
     Series 2002 (AMT), Second
     Street Acquisition Project
     (LaSalle Bank N.A. LOC),
     3.85%, 10/10/06                    2,780             2,780
   Minneapolis Revenue VRDB,
     Series 2000, People Serving
     People Project (U.S. Bank
     N.A. LOC),
     3.90%, 10/2/06                     2,025             2,025
   Minnesota Bond Securitization
     Trust Class A Certificates,
     Series 2005A (AMT) (LaSalle
     Bank N.A. LOC), (1)
     3.94%, 10/10/06                    8,245             8,245
   Minnesota Housing Finance
     Agency Revenue Bonds (AMT),
     Residential Housing Finance
     Notes, Series N,
     3.30%, 12/4/06                    25,000            25,000
   Minnesota Housing Finance
     Agency Revenue Notes,
     Residential Housing Finance
     Notes, Series D,
     3.70%, 5/24/07                     9,680             9,680
   Minnesota Housing Finance
     Agency Revenue Notes (AMT),
     Residential Housing Finance
     Notes, Series E,
     3.75%, 5/24/07                    31,755            31,755
   Minnesota Water PCR Bonds,
     Series 2002A, Wachovia
     MERLOTS Series 2003-B06, (1)
     3.78%, 10/10/06                    9,975             9,975
   Northfield Multifamily Housing
     Revenue Bonds, Series 2003A
     (AMT), Summerfield
     Investments LLC (LaSalle Bank
     N.A. LOC),
     3.85%, 10/10/06                    3,510             3,510
   Oakdale Bond Securitization
     Trust Series 2004S2 (AMT),
     Class A Trust Certificates
     (LaSalle Bank N.A. LOC), (1)
     3.94%, 10/10/06                    3,595             3,595

See Notes to the Financial Statements.

MONEY MARKET FUNDS    46      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MINNESOTA - 3.9% - (CONTINUED)
   Ramsey County Housing and
     Redevelopment Authority
     Revenue VRDB, Series 2003A
     (AMT), Gateway Apartments
     Partnership Project (LaSalle
     Bank N.A. LOC),
     3.84%, 10/10/06                  $19,000           $19,000
   Ramsey County Housing and
     Redevelopment Authority
     Revenue VRDB (AMT), St. Paul
     Leased Housing Association
     (LaSalle Bank N.A. LOC),
     Series 2002,
     3.84%, 10/10/06                    6,950             6,950
     Series 2003,
     3.84%, 10/10/06                    2,900             2,900
   Robbinsdale Multifamily Housing
     Revenue Refunding Bonds,
     Series 2004A (AMT),
     Copperfield (LaSalle Bank
     N.A. LOC),
     3.85%, 10/10/06                    2,545             2,545
   St. Anthony Multifamily Housing
     Revenue Bonds, Series 2004
     (AMT), Landings at Silver
     Lake Village Project (LaSalle
     Bank N.A. LOC),
     3.84%, 10/10/06                   10,000            10,000
   St. Paul Housing and
     Redevelopment Authority
     Revenue VRDB, Series 2004
     (AMT), Bridgecreek Senior
     Place (LaSalle Bank N.A.
     LOC),
     3.85%, 10/10/06                    7,750             7,750
   St. Paul Housing and
     Redevelopment Authority
     Revenue VRDB, Series 2005
     (AMT), St. Paul Leased
     Housing Association Project
     (LaSalle Bank N.A. LOC),
     3.84%, 10/10/06                    2,595             2,595
   Winona Port Authority IDR VRDB,
     Series 2001A (AMT), Bay State
     Milling Co. Project (Harris
     N.A. LOC),
     3.88%, 10/10/06                      795               795
  -------------------------------------------------------------
                                                        219,420
  -------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MISSISSIPPI - 1.4%
   Jackson Redevelopment Authority
     Revenue Bonds, Jackson
     Medical Mall Foundation
     Project (JPMorgan Chase Bank
     LOC),
     3.80%, 10/10/06                   $4,015            $4,015
   Mississippi Business Finance
     Corp. IDR Bonds, Series 2001
     (AMT), H. M. Richards, Inc.
     Project (Amsouth Bank
     Birmingham LOC),
     3.85%, 10/10/06                    2,050             2,050
   Mississippi Business Finance
     Corp. IDR Refunding Bonds,
     Series 2002 (AMT), Howard
     Industries Project (Amsouth
     Bank Birmingham LOC),
     3.85%, 10/10/06                    1,980             1,980
   Mississippi Business Finance
     Corp. Revenue VRDB, Series
     600, Concourse Project
     (Regions Bank LOC),
     3.76%, 10/10/06                    2,800             2,800
   Mississippi Business Finance
     Corp. Solid Waste Disposal
     Revenue Bonds, Series 2003
     (AMT), Waste Management, Inc.
     Project (Bank of America N.A.
     LOC),
     3.80%, 10/10/06                    5,000             5,000
   Mississippi Development Bank
     Obligation Bonds, Series 04,
     ABN AMRO Munitops Certificate
     Trust 2004-40
     (FSA Corp. Insured), (1)
     3.78%, 10/10/06                   19,995            19,995
   Mississippi Home Corp.
     Multifamily Housing Revenue
     Bonds, Series 2001-2 (AMT),
     Chapel Ridge Apartments
     (Regions Bank LOC),
     3.82%, 10/10/06                    6,300             6,300
   Mississippi Home Corp.
     Multifamily Housing Revenue
     Refunding Bonds, Series
     1999D-2 (AMT), Summer Park
     Apartments Project (Wachovia
     Bank N.A. LOC),
     3.85%, 10/10/06                      520               520

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   47     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MISSISSIPPI - 1.4% - (CONTINUED)
   Mississippi Home Corp.
     Multifamily Housing Revenue
     VRDB, Series 2001-4 (AMT),
     Highland Park Apartments
     Project (Wachovia Bank N.A.
     LOC),
     3.85%, 10/10/06                   $7,500            $7,500
   Mississippi Home Corp. SFM
     Revenue Bonds (AMT), Merrill
     Lynch P-Floats 3244 (GNMA
     Gtd.),
     3.81%, 10/10/06                    4,875             4,875
   Mississippi Home Corp. Single
     Family Revenue Bonds (AMT),
     Wachovia TOB Series 2001A8
     (Mississippi Home Corp.
     Insured), (1)
     3.83%, 10/10/06                    7,155             7,155
   Mississippi Medical Center
     Educational Building Corp.
     Revenue VRDB, Adult Hospital
     Project (AMBAC Insured),
     3.74%, 10/2/06                    12,250            12,250
   Mississippi Medical Center
     Educational Building Corp.
     Revenue VRDB, Series 2004,
     Pediatric and Research
     Facilities Project (AMBAC
     Insured),
     3.75%, 10/10/06                    6,000             6,000
  -------------------------------------------------------------
                                                         80,440
  -------------------------------------------------------------
  MISSOURI - 2.4%
   Blue Springs IDA Revenue VRDB
     (AMT), Autumn Place
     Apartments Project (FNMA
     Gtd.),
     3.80%, 10/10/06                    5,500             5,500
   Chesterfield IDA Educational
     Facilities Revenue VRDB,
     Series 2003, Gateway Academy,
     Inc. Project (U.S. Bank N.A.
     LOC),
     3.90%, 10/2/06                     5,100             5,100
   Kansas City IDA Revenue VRDB,
     Series B, Downtown
     Redevelopment District (AMBAC
     Insured),
     3.77%, 10/10/06                   10,000            10,000

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MISSOURI - 2.4% - (CONTINUED)
   Missouri Development Finance
     Board Cultural Facilities
     Revenue VRDB, Series 2001B,
     Nelson Gallery (MBIA
     Insured),
     3.89%, 10/2/06                    $1,800            $1,800
   Missouri State Development
     Finance Board Infrastructure
     Facilities Revenue VRDB,
     Series 2000C, St. Louis
     Convention Center (U.S. Bank
     N.A. LOC),
     3.90%, 10/2/06                     8,100             8,100
   Missouri State Development
     Finance Board Lease Revenue
     Bonds, Series 2003, Missouri
     Association Municipal
     Utilities (U.S. Bank N.A.
     LOC),
     3.90%, 10/2/06                     2,490             2,490
   Missouri State Health and
     Educational Authority Revenue
     Bonds, Series 2000, Lutheran
     Senior Services (U.S. Bank
     N.A. LOC),
     3.75%, 10/10/06                   18,820            18,820
   Missouri State Health and
     Educational Authority Revenue
     VRDB, Series 2001B, Bethesda
     Health Group (U.S. Bank N.A.
     LOC),
     3.90%, 10/2/06                     3,445             3,445
   Missouri State Health and
     Educational Facilities
     Authority Revenue VRDB,
     Series A, St. Francis Medical
     Center (Bank of America N.A.
     LOC),
     3.85%, 10/2/06                     7,740             7,740
   St. Louis County IDA Revenue
     Refunding VRDB, Series
     1996-B, Friendship Village
     South County Project (LaSalle
     Bank N.A. LOC),
     3.75%, 10/10/06                    4,725             4,725
   St. Louis County IDA Revenue
     Refunding VRDB, Series
     1996-B, Friendship Village
     West (LaSalle Bank N.A. LOC),
     3.75%, 10/10/06                    3,570             3,570
   St. Louis County IDA Revenue
     VRDB, Series 1995 (AMT),
     Whispering Lakes Apartment
     Project (FNMA LOC),
     3.84%, 10/10/06                    7,435             7,435

See Notes to the Financial Statements.

MONEY MARKET FUNDS    48      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MISSOURI - 2.4% - (CONTINUED)
   St. Louis County IDA Revenue
     VRDB, Series 1997 (AMT),
     Black Forest Apartments
     Project (FNMA LOC),
     3.84%, 10/10/06                   $4,000            $4,000
   St. Louis General Fund TRANS,
     4.50%, 6/29/07                     4,000             4,021
   St. Charles County IDA Revenue
     Refunding VRDB, Series 1993,
     Remington Apartments Project
     (FNMA Gtd.),
     3.76%, 10/10/06                   10,400            10,400
   St. Charles County IDA Revenue
     Refunding VRDB, Series 1995,
     Casalon Apartments Project
     (FNMA Gtd.),
     3.76%, 10/10/06                    5,570             5,570
   St. Charles County IDA Revenue
     VRDB, Series 2006 (AMT),
     Trinity Manufacturing Project
     (Marshall & Ilsley Bank LOC),
     3.82%, 10/10/06                    7,200             7,200
   University of Missouri Revenue
     Notes, Series FY, Curators of
     the University, Capital
     Project Notes,
     4.50%, 6/29/07                    15,000            15,086
   Washington IDA Revenue VRDB,
     Series A (AMT), Missourian
     Public Project (U.S. Bank
     N.A. LOC),
     3.83%, 10/10/06                    6,600             6,600
  -------------------------------------------------------------
                                                        131,602
  -------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  NEBRASKA - 0.3%
   Douglas County School District
     G.O., Series 2003, Citigroup
     ROCS RR-II-R-4058, (1)
     3.78%, 10/10/06                   $2,385            $2,385
   Nebraska Educational Finance
     Authority Revenue Bonds,
     Series 2003, Creighton
     University Project (AMBAC
     Insured),
     3.85%, 10/2/06                     6,775             6,775
   Omaha Convention Center and
     Arena, Citigroup Eagle Trust
     Series 20040009, (1)
     3.79%, 10/10/06                    8,000             8,000
   York County IDR Bonds, Series
     1998 (AMT), EPCO
     Carbondioxide, Inc. Project
     (Regions Bank LOC),
     3.85%, 10/10/06                    1,300             1,300
  -------------------------------------------------------------
                                                         18,460
  -------------------------------------------------------------
  NEVADA - 1.0%
   Clark County Economic
     Development Revenue VRDB,
     Bishop Gorman High School
     Project (Allied Irish Bank
     LOC),
     3.75%, 10/10/06                   14,800            14,800
   Clark County IDA Revenue VRDB,
     Series 2003A (AMT), Southwest
     Gas Corp. Project (Bank of
     America N.A. LOC),
     3.85%, 10/10/06                   12,250            12,250
   Clark County Passenger
     Facilities Charge Revenue
     Refunding VRDB, Series 2005A2
     (AMT), McCarran Airport (MBIA
     Insured),
     3.80%, 10/10/06                   17,500            17,500
   Clark County Revenue Refunding
     Bonds, Series 1993A, Airport
     Improvement (MBIA Insured),
     3.74%, 10/10/06                    3,800             3,800

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   49     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  NEVADA - 1.0% - (CONTINUED)
   Director of the State of Nevada
     Department Revenue VRDB,
     Series 1998A (AMT), 575 Mill
     Street LLC Project (KeyBank
     N.A. LOC),
     3.85%, 10/10/06                   $3,195            $3,195
   Nevada State Municipal G.O.,
     Series 1997-SGB 31 (FGIC
     Insured), (1)
     3.77%, 10/10/06                    1,900             1,900
  -------------------------------------------------------------
                                                         53,445
  -------------------------------------------------------------
  NEW HAMPSHIRE - 0.8%
   New Hampshire Business Finance
     Authority Revenue VRDB,
     Cottage Hospital Issue
     (Allied Irish Bank LOC),
     3.74%, 10/10/06                    6,585             6,585
   New Hampshire Business Finance
     Authority Solid Waste
     Disposal Revenue Bonds (AMT),
     Lonza Biologics, Inc. Project
     (Deutsche Bank LOC),
     3.82%, 10/10/06                   25,000            25,000
   New Hampshire Health and
     Educational Facilities
     Authority Revenue Bonds,
     Bishop Guertin High School
     (Allied Irish Bank LOC),
     3.80%, 10/10/06                    5,915             5,915
   New Hampshire Health and
     Educational Facilities
     Authority Revenue VRDB, New
     Hampshire Medical Center
     (Bank of America N.A. LOC),
     3.80%, 10/10/06                    1,475             1,475
   New Hampshire Health and
     Educational Facilities
     Authority Revenue VRDB,
     Series A, LRG Healthcare
     (JPMorgan Chase Bank LOC),
     3.79%, 10/10/06                    6,150             6,150
  -------------------------------------------------------------
                                                         45,125
  -------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  NEW MEXICO - 0.4%
   New Mexico Educational
     Assistance Foundation Revenue
     Bonds, Series 2001A-3 (AMT),
     Wachovia MERLOTS Series
     2002-A26, (1)
     3.83%, 10/10/06                   $9,080            $9,080
   New Mexico Mortgage Finance
     Authority Revenue Bonds,
     Series 2006 (AMT), SFM Draw
     Down (General Electric
     Capital Corp. GIC),
     4.53%, 10/2/06                    14,800            14,800
  -------------------------------------------------------------
                                                         23,880
  -------------------------------------------------------------
  NEW YORK - 0.9%
   Babylon Industrial Development
     Agency Resource Recovery
     Revenue Refunding Bonds,
     Series 1998, Ogden Martin
     Project (FSA Corp. Insured),
     3.69%, 10/10/06                    6,670             6,670
   Long Island Power Authority
     Electric System Revenue
     Bonds, Subseries 7-B (MBIA
     Insured),
     3.70%, 10/10/06                    8,000             8,000
   New York City Capital Resources
     Corp. Revenue VRDB, Series A,
     Loan Enhanced Assistance
     (Bank of America N.A. LOC),
     3.69%, 10/10/06                    2,000             2,000
   New York City Industrial
     Development Agency Civic
     Center Revenue VRDB,
     Sephardic Community Youth
     Center (Manufacturers &
     Traders Trust Co. LOC),
     3.79%, 10/10/06                    1,200             1,200
   New York Local Government
     Assistance Corp. Revenue
     VRDB, Series 1995F (Societe
     Generale LOC),
     3.67%, 10/10/06                    8,545             8,545
   New York State Housing Finance
     Agency Revenue VRDB, Series
     2000A (AMT), 150 East 44th
     Street (FNMA LOC),
     3.75%, 10/10/06                   25,000            25,000
  -------------------------------------------------------------
                                                         51,415
  -------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    50      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  NORTH CAROLINA - 1.4%
   Charlotte Water and Sewer
     System Revenue VRDB, Series
     B,
     3.72%, 10/10/06                  $14,100           $14,100
   North Carolina Capital
     Facilities Finance Agency
     Revenue Bonds, Duke
     University, Citigroup Eagle
     2006-12, (1)
     3.79%, 10/10/06                   12,000            12,000
   North Carolina Capital
     Facilities Finance Agency
     Revenue VRDB, Series 2004
     (AMT), Repair Services, Inc.
     Project (SunTrust Bank LOC),
     3.89%, 10/2/06                     4,250             4,250
   North Carolina Medical Care
     Commission Healthcare Revenue
     VRDB, Series C, First
     Mortgage Pennybyrn Project
     (Bank of America N.A. LOC),
     3.75%, 10/10/06                   20,000            20,000
   Sampson County Industrial
     Facilities Pollution Control
     Financing Revenue Bonds,
     Series 2003 (AMT), Sampson
     County Disposal LLC Project
     (Wachovia Bank N.A. LOC),
     3.80%, 10/10/06                    3,500             3,500
   University of North Carolina
     Revenue Bonds, Citigroup
     Eagle 720053014 Class
     2005A, (1)
     3.79%, 10/10/06                    5,800             5,800
   Wake County G.O. VRDB, Series
     2003B, Public Improvement,
     3.71%, 10/10/06                   17,400            17,400
  -------------------------------------------------------------
                                                         77,050
  -------------------------------------------------------------
  NORTH DAKOTA - 0.1%
   Ward County Healthcare
     Facilities Revenue Bonds,
     Series 2002A, Trinity
     Obligation Group (U.S. Bank
     N.A. LOC),
     3.90%, 10/2/06                     4,000             4,000
  -------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  OHIO - 2.2%
   Cincinnati Water System Revenue
     Bonds, Series 2003, Smith
     Barney ROCS II-R-212
     (FSA Corp. Insured), (1)
     3.78%, 10/10/06                   $7,000            $7,000
   Clinton County Hospital Revenue
     Refunding VRDB, Series
     2003A1, HB Magruder Memorial
     Hospital Project (Fifth Third
     Bank LOC),
     3.84%, 10/10/06                    5,515             5,515
   Clinton County Hospital Revenue
     Refunding VRDB, Series 2003D,
     Kettering Medical Center
     Osteopathic Service (Fifth
     Third Bank LOC),
     3.76%, 10/10/06                    3,450             3,450
   Cuyahoga County Healthcare
     Facilities Revenue Bonds,
     McGregor AMASA Stone (KeyBank
     N.A. LOC),
     3.78%, 10/10/06                   19,660            19,660
   Franklin County Healthcare
     Facilities Revenue Refunding
     Bonds, Series 2005, Chelsea
     First Community (KBC Bank
     N.V. LOC),
     3.77%, 10/10/06                   22,200            22,200
   Franklin County Hospital
     Revenue Bonds, Series 2001
     II-R-55, Smith Barney ROCS
     (U.S. Treasuries
     Escrowed), (1)
     3.78%, 10/10/06                   15,610            15,610
   Middletown Hospital Facilities
     Revenue Bonds, Merrill Lynch
     P-Floats MT-239 (Merrill
     Lynch & Co., Inc. Gtd.), (1)
     3.83%, 10/10/06                   15,495            15,495
   Ohio State G.O. Bonds,
     Citigroup ROCS Series
     RR-II-R-4037, (1)
     3.78%, 10/10/06                   14,515            14,515
   Ohio State PCR Bonds, Series
     2001 (AMT), Ross Incineration
     Services Project (JPMorgan
     Chase Bank LOC),
     3.95%, 10/10/06                      715               715
   Parma Hospital Improvement
     Revenue VRDB, Series 2006C,
     Parma Community Hospital
     (JPMorgan Chase Bank LOC),
     3.74%, 10/10/06                   10,500            10,500

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   51     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  OHIO - 2.2% - (CONTINUED)
   Summit County IDR Bonds (AMT),
     Arch Aluminum & Glass Co.,
     Inc. (Comerica Bank LOC),
     3.91%, 10/10/06                   $4,000            $4,000
   Warren County IDR Bonds, Series
     2000 (AMT), PAC Manufacturing
     Project (Bank of America N.A.
     LOC),
     3.95%, 10/2/06                     1,155             1,155
  -------------------------------------------------------------
                                                        119,815
  -------------------------------------------------------------
  OKLAHOMA - 0.9%
   Garfield County Industrial
     Authority PCR Refunding
     Bonds, Series A, Oklahoma Gas
     & Electric Co. Project,
     3.85%, 10/10/06                   12,300            12,300
   Oklahoma Development Finance
     Authority Revenue VRDB,
     Series 2002C, Continuing Care
     Community (KBC Bank N.V.
     LOC),
     3.90%, 10/2/06                       585               585
   Oklahoma Housing Finance Agency
     Single Family Revenue
     Refunding Bonds (AMT),
     Mortgage Draw Down (General
     Electric Capital Corp.
     GIC), (1)
     4.52%, 10/31/06                    7,553             7,553
   Tulsa Airports Improvement
     Variable Rate Certificates
     Series B2 (MBIA Insured), (1)
     3.89%, 10/10/06                   14,190            14,190
   Tulsa County HFA Revenue Bonds,
     Series B (AMT), Trust
     Receipts, Morgan Keegan
     Municipal Products, Inc.
     Various States (Rabobank
     Group GIC), (1)
     3.84%, 10/10/06                   17,730            17,730
  -------------------------------------------------------------
                                                         52,358
  -------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  OREGON - 1.3%
   Clackamas County Hospital
     Facility Authority Revenue
     Refunding VRDB, Willamette
     Series A-1 (Bank of New York
     LOC),
     3.75%, 10/10/06                  $10,200           $10,200
   Oregon Economic Development
     Revenue VRDB, Series 176
     (AMT), Cascade Steel Rolling
     Mills Project (Wells Fargo
     Bank N.A. LOC),
     3.88%, 10/10/06                    7,700             7,700
   Oregon Economic Development
     Revenue VRDB, Series 197
     (AMT), SP Newsprint Project
     (Toronto-Dominion Bank LOC),
     3.89%, 10/2/06                    16,070            16,070
   Oregon Health, Housing,
     Educational and Cultural
     Facilities Authority Revenue
     VRDB, Series 95A, Evangelical
     Lutheran Good Samaritan (U.S.
     Bank N.A. LOC),
     3.79%, 10/10/06                    2,950             2,950
   Oregon State Facilities
     Authority Revenue VRDB,
     Series 2002A, Hazelden
     Springbrook Project (Allied
     Irish Bank LOC),
     3.77%, 10/10/06                    3,700             3,700
   Oregon State Housing and
     Community Services Mortgage
     Department Revenue VRDB,
     Series 2004C (AMT), SFM
     Program,
     3.79%, 10/10/06                    9,000             9,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    52      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  OREGON - 1.3% - (CONTINUED)
   Oregon State Revenue Bonds,
     Series 181 (AMT), Oregon
     Metal Slitters, Inc. (KeyBank
     N.A. LOC),
     3.82%, 10/10/06                   $5,825            $5,825
   Washington County Multifamily
     Housing Revenue Bonds, Series
     1995 (AMT), Cedar Mills
     Project (Manufacturers &
     Traders Trust Co. LOC),
     3.88%, 10/10/06                   15,500            15,500
  -------------------------------------------------------------
                                                         70,945
  -------------------------------------------------------------
  PENNSYLVANIA - 1.8%
   Cumberland County Municipal
     Authority Revenue Bonds,
     Series 2002C, Wesley
     Affiliated Services (Lloyds
     TSB Bank LOC),
     3.75%, 10/10/06                    5,600             5,600
   Delaware Valley Regional
     Financial Authority Local
     Government Revenue Bonds,
     Series 1986 (National
     Australia Bank Limited LOC),
     3.75%, 10/10/06                   20,140            20,140
   Pennsylvania Higher Education
     Assistance Agency Revenue
     Bonds, Student Loan Revenue
     Bonds, Series A (AMT) (AMBAC
     Insured),
     3.79%, 10/10/06                   18,400            18,400
   Pennsylvania Intergovernmental
     Cooporative Authority Special
     Tax Revenue Refunding Bonds,
     Series 2003, Philadelphia
     Funding Program (AMBAC
     Insured),
     3.76%, 10/10/06                    4,030             4,030
   Philadelphia Hospitals and
     Higher Education Facilities
     Authority Revenue VRDB,
     Series 2002C, Childrens
     Hospital Project (MBIA
     Insured),
     3.88%, 10/2/06                     9,220             9,220
   Philadelphia TRANS,
     4.50%, 6/29/07                    10,000            10,052

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  PENNSYLVANIA - 1.8% - (CONTINUED)
   University of Pittsburgh
     Revenue Notes, Panthers
     Notes,
     4.50%, 8/24/07                   $18,500           $18,628
   Westmoreland County IDA Revenue
     VRDB, Series C, Retirement
     Redstone (Bank of Nova Scotia
     PLC LOC),
     3.76%, 10/10/06                   13,000            13,000
  -------------------------------------------------------------
                                                         99,070
  -------------------------------------------------------------
  PUERTO RICO - 0.2%
   Puerto Rico Highway and
     Transportation Revenue Bonds,
     Citigroup ROCS-RR-II-R-636CE
     (Citibank N.A. Gtd.), (1)
     3.77%, 10/10/06                   10,000            10,000
  -------------------------------------------------------------
  SOUTH CAROLINA - 0.8%
   Cherokee County IDR VRDB,
     Series 1989 (AMT), Oshkosh
     Truck Corp. Project (Bank of
     America N.A. LOC),
     3.85%, 10/10/06                    5,600             5,600
   Medical University Hospital
     Authority Revenue VRDB,
     Series 2005A-5, Austin
     Variable Certificates (MBIA
     Insured), (1)
     3.79%, 10/10/06                   12,230            12,230
   North Charleston Housing
     Authority Multifamily Housing
     Revenue Bonds, Series 2006B
     (AMT), Horizon Village (Bank
     of America N.A. LOC),
     3.80%, 10/10/06                    6,075             6,075
   Oconee County PCR Refunding
     VRDB, Series 1993, Duke
     Energy Corp. (SunTrust Bank
     LOC),
     3.75%, 10/10/06                   14,800            14,800

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   53     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  SOUTH CAROLINA - 0.8% - (CONTINUED)
   South Carolina Jobs EDA Revenue
     VRDB, Series 2000 (AMT),
     Concept Packaging Group
     Project (Bank of America N.A.
     LOC),
     3.84%, 10/10/06                     $600              $600
   South Carolina Jobs EDA Revenue
     VRDB, Series 2001 (AMT),
     Pharmaceutical Associates
     Project (Wachovia Bank N.A.
     LOC),
     3.85%, 10/10/06                    2,550             2,550
  -------------------------------------------------------------
                                                         41,855
  -------------------------------------------------------------
  SOUTH DAKOTA - 0.2%
   South Dakota Economic
     Development Finance Authority
     Revenue VRDB, Series 1996
     (AMT), Hastings Filters, Inc.
     Project (Fifth Third Bank
     LOC),
     3.88%, 10/10/06                    6,210             6,210
   South Dakota Health and
     Educational Facilities
     Authority Revenue VRDB,
     Series 2003, Rapid City
     Regional Hospital (MBIA
     Insured),
     3.85%, 10/2/06                     4,100             4,100
  -------------------------------------------------------------
                                                         10,310
  -------------------------------------------------------------
  TENNESSEE - 7.4%
   Blount County Public Building
     Authority Revenue VRDB, Local
     Government Public Improvement
     Bonds (AMBAC Insured),
     Series 2004A-9-A,
     3.76%, 10/2/06                     5,725             5,725
     Series 2004A-9-B,
     3.76%, 10/2/06                       685               685
   Blount County Public Building
     Authority Revenue VRDB,
     Series A-2-G, Local Public
     Improvement Bonds (AMBAC
     Insured),
     3.80%, 10/2/06                     1,305             1,305

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  TENNESSEE - 7.4% - (CONTINUED)
   Chattanooga IDB Lease Rent
     Revenue Bonds, Citicorp Eagle
     Trust Series 20004202 (AMBAC
     Insured), (1)
     3.79%, 10/10/06                   $6,000            $6,000
   City of Jackson Hospital
     Revenue Refunding VRDB,
     Series B, Jackson Madison
     Hospital (AMBAC Insured),
     3.74%, 10/10/06                   40,000            40,000
   Knox County Health, Educational
     and Housing Board Multifamily
     Revenue Bonds, Merrill Lynch
     P-Floats Series 3365 (AMT)
     (Merrill Lynch & Co., Inc.
     Gtd.), (1)
     3.85%, 10/10/06                    6,745             6,745
   Memphis-Shelby County Airport
     Authority, Series 1999C
     (AMT), Wachovia MERLOTS
     (AMBAC Insured), (1)
     3.83%, 10/10/06                   14,815            14,815
   Metropolitan Government
     Nashville and Davidson County
     Electric Revenue Bonds,
     Citicorp Eagle Trust Series
     984201, (1)
     3.79%, 10/10/06                    4,205             4,205
   Metropolitan Nashville Airport
     Authority Revenue Refunding
     Bonds, Series 2003 (AMT),
     Passenger Facility Charge
     (SunTrust Bank LOC),
     3.80%, 10/10/06                    5,645             5,645
   Metropolitan Nashville and
     Davidson County Health and
     Educational Facilities
     Revenue Bonds, Series A
     (AMT), Jackson Grove
     Apartments (Marshall & Ilsley
     Bank LOC),
     3.81%, 10/10/06                    8,000             8,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    54      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  TENNESSEE - 7.4% - (CONTINUED)
   Metropolitan Nashville and
     Davidson County Health and
     Educational Facilities
     Revenue Refunding Bonds,
     Richland Place, Inc. Project
     (SunTrust Bank LOC),
     3.75%, 10/10/06                   $1,000            $1,000
   Metropolitan Nashville and
     Davidson County Health and
     Educational Facilities
     Revenue VRDB, Series B1,
     Ascension,
     3.72%, 8/3/07                     20,000            20,000
   Metropolitan Nashville and
     Nashville Health and
     Educational Service Revenue
     VRDB, Series 1996A, Adventist
     Health System (SunTrust Bank
     LOC),
     3.75%, 10/10/06                    1,710             1,710
   Montgomery County Public
     Building Authority Pooled
     Financing Revenue Bonds,
     Series 2004, Tennessee County
     Loan Pool (Bank of America
     N.A. LOC),
     3.85%, 10/2/06                    16,500            16,500
   Montgomery County Public
     Building Authority Pooled
     Financing Revenue Bonds,
     Tennessee County Loan Pool
     (Bank of America N.A. LOC),
     3.85%, 10/2/06                     5,100             5,100
   Nashville and Davidson Counties
     Housing Revenue Bonds, Series
     1995A (AMT), Old Hickory
     Towers Project (Wachovia Bank
     N.A. LOC),
     3.87%, 10/10/06                    3,596             3,596
   Rutherford County IDB Revenue
     VRDB, Series 1999A (AMT),
     Tennessee Farmers Co-Op
     Project (Amsouth Bank
     Birmingham LOC),
     3.84%, 10/10/06                    2,110             2,110

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  TENNESSEE - 7.4% - (CONTINUED)
   Sevier County Public Building
     Authority, Local Government
     Public Improvement Revenue
     Bonds,
     Series 2000 IV-D-1 (AMBAC
     Insured),
     3.80%, 10/2/06                    $7,120            $7,120
     Series 2000 IV-F-1 (AMBAC
     Insured),
     3.80%, 10/2/06                     2,450             2,450
     Series 2004 VI-A-1,
     3.79%, 10/2/06                    25,200            25,200
   Sevier County Public Building
     Authority, Local Government
     Improvement Revenue Bonds
     (FSA Corp. Insured),
     Series 2000 IV-B-8,
     3.80%, 10/2/06                       410               410
     Series 2000 IV-C1,
     3.80%, 10/2/06                     1,700             1,700
   Shelby County Health,
     Educational and Housing
     Facilities Board Revenue
     VRDB, Memphis University
     School Project (SunTrust Bank
     LOC),
     3.76%, 10/10/06                    4,400             4,400
   Shelby County Health,
     Educational and Housing
     Facilities Board Revenue
     VRDB, Series A-1, Gateway
     Projects (FNMA Gtd.),
     3.75%, 10/10/06                    5,575             5,575
   Shelby County Health,
     Educational and Housing
     Facilities Board Revenue
     VRDB, Series 2001, Youth
     Villages (Allied Irish Bank
     LOC),
     3.77%, 10/10/06                    2,000             2,000
   Sullivan County Health and
     Educational and Housing
     Facilities Board Revenue
     Bonds, Wellmont Health
     Systems Project (Bank of
     America N.A. LOC),
     3.75%, 10/10/06                   27,220            27,220
   Tennergy Corp. Gas Revenue
     Bonds, Series 1258Q, Putters
     (JPMorgan Chase Bank
     LOC), (1)
     3.80%, 10/10/06                   44,000            44,000

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   55     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  TENNESSEE - 7.4% - (CONTINUED)
   Tennergy Corp. Gas Revenue
     Bonds, STARS Trust Receipts
     1260B (BNP Paribas LOC), (1)
     3.79%, 10/10/06                  $75,100           $75,100
   Tennesee Housing Development
     Agency Revenue Bonds (AMT),
     Clipper Tax-Exempt Series
     2005-10, (1)
     3.83%, 10/10/06                   44,865            44,865
   Volunteer Student Funding Corp.
     Student Loan Revenue Bonds,
     Series 1988 A-1 A-2 (AMT)
     (State Street Bank & Trust
     LOC),
     3.85%, 10/10/06                    7,600             7,600
   Volunteer Student Funding Corp.
     Student Loan Revenue VRDB,
     Series A3 (AMT) (Bank of
     America N.A. LOC),
     3.81%, 10/10/06                   20,000            20,000
   Wilson County IDB Revenue VRDB,
     Series 1995 (AMT), Perma
     Pipe, Inc. Project (Bank of
     America N.A. LOC),
     3.85%, 10/10/06                    3,050             3,050
  -------------------------------------------------------------
                                                        413,831
  -------------------------------------------------------------
  TEXAS - 13.8%
   Aldine Independent School
     District G.O. Refunding
     Bonds, Series 1997, Soc Gen
     Municipal Trust Receipts
     SGB29 (PSF of Texas
     Gtd.), (1)
     3.77%, 10/10/06                    8,950             8,950
   Bastrop Independent School
     District G.O., Series 1997,
     Soc Gen Municipal Securities
     Trust Receipts Series SGB-37
     (PSF of Texas Gtd.), (1)
     3.77%, 10/10/06                   18,870            18,870
   Bexar County Health Facilities
     Development Corp. Revenue
     VRDB, Healthcare Chandler
     Memorial Home (JPMorgan Chase
     Bank LOC), (1)
     3.77%, 10/10/06                    3,175             3,175
   Bexar County Housing Finance
     Corp. Revenue VRDB, Series
     2004 (AMT), Rosemont at Acme
     Apartments Project (Wachovia
     Bank N.A. LOC),
     3.80%, 10/10/06                    6,750             6,750

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  TEXAS - 13.8% - (CONTINUED)
   Bexar County Revenue Bonds,
     Series 2001-3, State Street
     Clipper Trust (MBIA
     Insured), (1)(2)
     3.60%, 3/8/07                    $10,975           $10,975
   Brazos River Harbor Naval
     District Revenue VRDB, Series
     2002 (AMT), BASF Corp.
     Project (BASF Corp. Gtd.),
     3.95%, 10/10/06                    5,000             5,000
   Brazos River Texas PCR
     Refunding Bonds, Series
     2001D-1 (AMT), TXU Electric
     Co. Project (Wachovia Corp.
     LOC),
     3.79%, 10/10/06                   15,800            15,800
   Calhoun County Navigation
     District Revenue Bonds,
     Formosa Plastics Corp. (Bank
     of America N.A. LOC),
     3.81%, 10/10/06                   21,900            21,900
   Calhoun County Navigation
     District Revenue VRDB, Series
     2004 (AMT), Formosa Plastic
     Corp. (Wachovia Bank N.A.
     LOC),
     3.80%, 10/10/06                    6,890             6,890
   Comal Independent School
     District Revenue VRDB, Series
     1999-9, ABN AMRO Munitops
     Certificate Trust (PSF of
     Texas Gtd.), (1)
     3.77%, 10/10/06                    1,800             1,800
   Cypress-Fairbanks Independent
     School District, Citicorp
     Eagle Trust, Series 20004304
     (PSF of Texas Gtd.), (1)
     3.79%, 10/10/06                    7,640             7,640
   Denton Independent School
     District Variable Rate
     Certificates, Series 2004C,
     Piper Jaffray Funding LLC
     (PSF of Texas Gtd.), (1)
     3.79%, 10/10/06                   12,705            12,705

See Notes to the Financial Statements.

MONEY MARKET FUNDS    56      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  TEXAS - 13.8% - (CONTINUED)
   El Paso City Housing Financing
     Corp. Housing Revenue Bonds,
     Series 1993 (AMT), Viva
     Apartments Project (Bank of
     America N.A. LOC), (1)
     3.86%, 10/10/06                  $11,685           $11,685
   El Paso Housing Finance Corp.
     Variable Certificates, Series
     2001E, SFM Revenue, (1)
     3.82%, 10/10/06                    8,295             8,295
   Grand Prairie Independent
     School District G.O. VRDB,
     3.82%, 8/1/07                     33,600            33,600
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 2001 (AMT), American
     Acrylic Project (JPMorgan
     Chase Bank LOC),
     3.80%, 10/10/06                   25,000            25,000
   Haltom Industrial Development
     Corp. Revenue Bonds, Series
     1995 (AMT), Molded Products
     Co. Project (Bank of America
     N.A. LOC),
     3.81%, 10/10/06                    1,800             1,800
   Harris County Development Corp.
     IDR Bonds, Series 2000 (AMT),
     North American Galvanizing
     (JPMorgan Chase Bank LOC),
     3.88%, 10/10/06                    2,820             2,820
   Harris County G.O. CP Notes,
     Series A (Depfa Bank PLC
     LOC),
     3.75%, 11/1/06                     2,000             2,000
   Harris County Health Facilities
     Development Corp. Revenue
     VRDB, Baylor College of
     Medicine (AMBAC Insured),
     3.74%, 10/10/06                   23,100            23,100
   Harris County Health Facilities
     Development Corp. Revenue
     VRDB, Series A-2, Christus
     Health Project
     (AMBAC Insured),
     3.74%, 10/10/06                   15,600            15,600
   Harris County Health Facilities
     Development Corp. Revenue
     VRDB, Series 1999, Texas
     Childrens Hospital Project
     (MBIA Insured),
     3.86%, 10/2/06                     2,500             2,500

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  TEXAS - 13.8% - (CONTINUED)
   Harris County Health Facilities
     Development Corp. Revenue
     VRDB, Series A, Methodist
     Hospital System,
     3.89%, 10/2/06                    $7,900            $7,900
   Harris County Housing Finance
     Corp. Multifamily Housing
     Revenue VRDB (AMT), Torrey
     Chase Apartments Project
     (FNMA Gtd.), (1)
     3.80%, 10/10/06                   10,920            10,920
   Harris County Industrial
     Development Corp. Solid Waste
     Disposal Revenue VRDB, Series
     2004A (AMT), Deer Park
     Refining (Deer Park Refining
     Gtd.),
     3.95%, 10/2/06                    50,100            50,100
   Houston Housing Finance Corp.
     Revenue Bonds, Series 2004
     (AMT), Mayfair Park
     Apartments (FNMA LOC),
     3.80%, 10/10/06                    3,000             3,000
   Houston Independent School
     District G.O. Revenue VRDB,
     Series 2004, Schoolhouse (PSF
     of Texas Gtd.),
     3.63%, 12/15/06                   25,000            25,000
   Irving Independent School
     District Revenue VRDB, Series
     2004A (PSF of Texas Gtd.),
     3.82%, 8/1/07                     15,000            15,000
   Keller Independent School
     District G.O., Series
     2001-26, ABN AMRO Munitops
     Certificate Trust (PSF of
     Texas Gtd.), (1)
     3.78%, 10/10/06                    6,350             6,350
   La Marque Independent School
     District G.O., Series 2003,
     Smith Barney ROCS 1058 (PSF
     of Texas Gtd.), (1)
     3.78%, 10/10/06                    8,070             8,070
   Leander Independent School
     District G.O., ABN AMRO
     Munitops Certificate Trust
     Series 2002-16 (PSF of Texas
     Gtd.), (1)
     3.79%, 10/10/06                    5,500             5,500

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   57     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  TEXAS - 13.8% - (CONTINUED)
   North Texas Tollway Authority
     Revenue VRDB, Series 2005C,
     Dallas North Tollway System
     (FGIC Insured),
     3.77%, 10/10/06                  $20,000           $20,000
   Northside Independent School
     District School Building
     Bonds, Series 2002A, ABN AMRO
     Munitops Certificate Trust
     2003-28 (PSF of Texas
     Gtd.), (1)
     3.79%, 10/10/06                    9,870             9,870
   Nueces River Authority Water
     Supply, Eagle Trust Series
     97430, Corpus Christi Lake
     Project (FSA Corp.
     Insured), (1)
     3.79%, 10/10/06                   16,600            16,600
   Port Arthur Navigation District
     Revenue Bonds, Series 1998
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     3.97%, 10/2/06                     5,000             5,000
   Red River Authority Solid Waste
     Disposal Revenue VRDB (AMT),
     Panda Hereford Ethanol
     Project (Societe Generale
     LOC),
     3.78%, 10/10/06                   25,000            25,000
   Richmond Higher Education Corp.
     Revenue VRDB, Series 2003A,
     Bayou University Project
     (AMBAC Insured),
     3.77%, 10/10/06                    3,800             3,800
   San Antonio Independent School
     District G.O., Series 2001B,
     ABN AMRO Munitops Certificate
     Trust 2001-29 (PSF of Texas
     Gtd.), (1)
     3.79%, 10/10/06                   19,995            19,995
   San Antonio Multifamily Housing
     Revenue Bonds, Series 2002
     (AMT), Roaring Fork Series
     2002-10 (GNMA Gtd.), (1)
     3.89%, 10/10/06                    7,085             7,085
   State of Texas TRANS, Series
     2006,
     4.50%, 8/31/07                   175,500           176,973

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  TEXAS - 13.8% - (CONTINUED)
   Tarrant County Health
     Facilities Development Corp.
     Revenue VRDB, Series 1996-A,
     Adventist Health System
     Sunbelt (SunTrust Bank LOC),
     3.75%, 10/10/06                   $5,315            $5,315
   Tarrant County Housing Finance
     Corp. Multifamily Revenue
     Bonds, Merrill Lynch P-Floats
     Series PT-473 (FHLMC
     Gtd.), (1)(2)
     3.50%, 2/15/07                     5,755             5,755
   Tarrant County Housing Finance
     Corp. Revenue Bonds, Merrill
     Lynch P-Floats Series 3169
     (AMT) (Merrill Lynch & Co.,
     Inc. Gtd.), (1)
     3.87%, 10/10/06                    7,120             7,120
   Tarrant County Housing Finance
     Corp. Revenue Bonds, Series
     2003, Gateway Arlington
     Apartments Project (FNMA
     Gtd.),
     3.74%, 10/10/06                    8,645             8,645
   Texas City Industrial
     Development Corp., Wachovia
     MERLOTS Series 2000-A34, Arco
     Pipeline Project, (1)
     3.78%, 10/10/06                    3,890             3,890
   Texas State Department of
     Housing and Community Affairs
     Residential Mortgage Revenue
     Bonds, Series B (AMT), State
     Street Clipper Trust
     2001-1, (1)(2)
     3.80%, 2/1/07                     13,970            13,970
   Texas State Department of
     Housing and Community Affairs
     Revenue VRDB, Series 2003,
     NHP Foundation, Asmara
     Project (FHLMC LOC),
     3.80%, 10/10/06                   10,360            10,360
   Texas State Transportation
     Commission Revenue Bonds,
     Putters Series 1297, (1)
     3.78%, 10/10/06                   26,080            26,080

See Notes to the Financial Statements.

MONEY MARKET FUNDS    58      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  TEXAS - 13.8% - (CONTINUED)
   Texas University Revenue Bonds,
     Citigroup Eagle Series
     20060108 Class A, (1)
     3.79%, 10/10/06                  $18,810           $18,810
   Texas University Revenue Bonds,
     Series 2003B, Wachovia
     MERLOTS Series 2003-B14, (1)
     3.78%, 10/10/06                    7,780             7,780
  -------------------------------------------------------------
                                                        770,743
  -------------------------------------------------------------
  UTAH - 2.5%
   Intermountain Power Agency
     Revenue Refunding VRDB,
     Subseries A (FGIC Insured),
     3.70%, 10/10/06                   75,000            75,000
   Intermountain Power Agency
     Supply Revenue Bonds,
     Citicorp Eagle Trust CR-331
     (FSA Corp. Insured), (1)
     3.79%, 10/10/06                    3,300             3,300
   Salt Lake City Special
     Facilities Revenue Refunding
     VRDB, Series 2000 (AMT),
     Delta Air Lines, Inc. Project
     (General Electric Capital
     Corp. LOC),
     3.89%, 10/10/06                   23,510            23,510
   Utah Water Finance Agency
     Revenue VRDB (AMBAC Insured),
     Series 2002A2,
     3.79%, 10/10/06                    3,250             3,250
     Series 2002A5,
     3.79%, 10/10/06                    6,050             6,050
     Series 2003A7,
     3.79%, 10/10/06                    5,500             5,500
     Series 2004A9,
     3.79%, 10/10/06                   15,000            15,000
     Series 2005A13,
     3.78%, 10/10/06                   10,000            10,000
  -------------------------------------------------------------
                                                        141,610
  -------------------------------------------------------------
  VIRGINIA - 0.9%
   Alexandria IDA Revenue
     Refunding VRDB, Series 2005,
     Institute of Defense (AMBAC
     Insured),
     3.78%, 10/10/06                   15,000            15,000

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  VIRGINIA - 0.9% - (CONTINUED)
   Botetourt County IDA Revenue
     VRDB, Series 1996 (AMT),
     Valley Forge Co. Project
     (Harris N.A. LOC),
     3.88%, 10/10/06                   $1,600            $1,600
   Chesapeake Bay Bridge and
     Tunnel District Revenue
     Bonds, Wachovia MERLOTS
     Series 2003A39 (MBIA
     Insured), (1)
     3.78%, 10/10/06                    6,050             6,050
   Chesterfield County IDA Revenue
     VRDB, Series 2002A, Virginia
     State University Real Estate
     Project (Bank of America N.A.
     LOC),
     3.74%, 10/10/06                    2,550             2,550
   Fairfax County Educational
     Facilities Revenue Bonds,
     Series 2003, The Madeira
     School (Bank of America N.A.
     LOC),
     3.79%, 10/10/06                   19,200            19,200
   Virginia State Housing
     Development Authority Revenue
     VRDB, Series 2005D (AMT),
     Trust Receipts, Morgan Keegan
     Municipal Products, Inc.
     Various States, (1)
     3.84%, 10/10/06                    6,740             6,740
  -------------------------------------------------------------
                                                         51,140
  -------------------------------------------------------------
  WASHINGTON - 4.4%
   Bremerton County Revenue Bonds,
     Series 2003, Kitsap Regional
     Conference Center Parking
     (Bank of America N.A. LOC),
     3.79%, 10/10/06                    2,450             2,450
   Chelan County Public Utilities
     District (AMT), Wachovia
     MERLOTS Series 2000-R, (1)
     3.83%, 10/10/06                   10,000            10,000
   Port Bellingham Industrial
     Development Corp. Revenue
     VRDB (AMT), Hempler Foods
     Group (Bank of Montreal -
     Chicago Branch LOC),
     3.85%, 10/10/06                    6,125             6,125

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   59     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  WASHINGTON - 4.4% - (CONTINUED)
   Seattle Light and Power Revenue
     Refunding Bonds (FSA Corp.
     Insured), (1)
     Smith Barney ROCS II-R Series
     47,
     3.78%, 10/10/06                  $17,920           $17,920
     Smith Barney ROCS II-R Series
     48,
     3.78%, 10/10/06                    5,995             5,995
   Washington Economic Development
     Finance Authority Revenue
     VRDB, Series 2000C (AMT),
     American Millwork Project
     (KeyBank N.A. LOC),
     3.85%, 10/10/06                    3,600             3,600
   Washington State G.O., Series
     1993B, Smith Barney Soc Gen
     Trust SGB-13, (1)
     3.78%, 10/10/06                   20,600            20,600
   Washington State G.O., Series
     2000B, Eagle Trust Series
     20004701, (1)
     3.79%, 10/10/06                   10,365            10,365
   Washington State G.O., Series
     2004D, ABN AMRO Munitops
     Certificate Trust Series
     2004-13 (AMBAC Insured), (1)
     3.79%, 10/10/06                   15,000            15,000
   Washington State G.O., Wachovia
     MERLOTS Series 2001-A54,
     3.78%, 10/10/06                    4,105             4,105
   Washington State Healthcare
     Facilities Authority Revenue
     VRDB, Seattle Cancer Care
     (KeyBank N.A. LOC),
     3.77%, 10/10/06                   10,795            10,795
   Washington State Healthcare
     Facilities Authority Revenue
     VRDB, Series 2003,
     Association of Community and
     Migrant Health Centers (U.S.
     Bank N.A. LOC),
     3.80%, 10/10/06                    4,515             4,515
   Washington State Higher
     Education Facilities
     Authority Revenue VRDB,
     Series 2003A, Cornish College
     of Arts Project (Bank of
     America N.A. LOC),
     3.80%, 10/10/06                    2,100             2,100

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  WASHINGTON - 4.4% - (CONTINUED)
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB
     (AMT), New Haven Apartments
     Project (U.S. Bank N.A. LOC),
     3.83%, 10/10/06                  $10,000           $10,000
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 1994 (AMT), Arbors on
     the Park Project (Bank of
     America N.A. LOC),
     3.86%, 10/10/06                    8,450             8,450
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 1999A (AMT), Mill
     Pointe Apartments Project
     (U.S. Bank N.A. LOC),
     3.95%, 10/2/06                     6,725             6,725
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2001 (AMT),
     Springfield Meadows
     Apartments Project (U.S. Bank
     N.A. LOC),
     3.95%, 10/2/06                     8,050             8,050
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2001A (AMT),
     Monticello Park Project (FNMA
     Gtd.),
     3.80%, 10/10/06                    6,285             6,285
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2004 (AMT), Ballinger
     Court Senior Apartments
     Project (FNMA Gtd.),
     3.80%, 10/10/06                    4,640             4,640
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2004 (AMT), Rolling
     Hills Apartments Project
     (FNMA LOC),
     3.80%, 10/10/06                    6,125             6,125
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2004A (AMT), Terrace
     Senior Apartments Project
     (FNMA Gtd.),
     3.80%, 10/10/06                    8,520             8,520

See Notes to the Financial Statements.

MONEY MARKET FUNDS    60      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  WASHINGTON - 4.4% - (CONTINUED)
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2005A (AMT), Scenic
     Vista Apartments Project
     (Bank of America N.A. LOC),
     3.83%, 10/10/06                   $5,734            $5,734
   Washington State Housing
     Finance Commission Nonprofit
     Housing Revenue Refunding
     VRDB, Series 1997, Panorama
     City Project (KeyBank N.A.
     LOC),
     3.88%, 10/2/06                     6,400             6,400
   Washington State Housing
     Finance Commission Nonprofit
     Housing Revenue VRDB, Series
     2000, Living Care Centers
     Project (Wells Fargo Bank
     N.A. LOC),
     3.76%, 10/10/06                    6,000             6,000
   Washington State Housing
     Finance Commission Nonprofit
     Revenue VRDB, Bertschi School
     Project (Bank of America N.A.
     LOC),
     3.78%, 10/10/06                      500               500
   Washington State Housing
     Finance Commission Nonprofit
     Revenue VRDB, Rockwood
     Retirement Communities (Wells
     Fargo Bank N.A. LOC),
     3.88%, 10/2/06                     1,600             1,600
   Washington State Housing
     Finance Commission Nonprofit
     Revenue VRDB, Series 1994,
     YMCA Snohomish County Program
     (U.S. Bank N.A. LOC),
     3.87%, 10/2/06                     1,575             1,575
   Washington State Housing
     Finance Commission Nonprofit
     Revenue VRDB, Series 2000,
     University Prep Academy
     Project (Bank of America N.A.
     LOC),
     3.79%, 10/10/06                    4,200             4,200
   Washington State Housing
     Finance Commission Revenue
     Bonds, Series 2003A (AMT),
     Auburn Meadows Project (Wells
     Fargo Bank N.A. LOC),
     3.95%, 10/2/06                     6,020             6,020

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  WASHINGTON - 4.4% - (CONTINUED)
   Washington State Housing
     Finance Commission Revenue
     VRDB (AMT), Rosemont
     Apartments Project (BNP
     Paribas LOC),
     3.97%, 10/2/06                    $2,890            $2,890
   Washington State Housing
     Finance Commission Revenue
     VRDB, Series 1994 (AMT),
     Canyon Lakes II Project
     (Wells Fargo Bank N.A. LOC),
     3.82%, 10/10/06                    6,275             6,275
   Washington State Housing
     Finance Commission Revenue
     VRDB, Series 2002A (AMT),
     Bridgewood Four Seasons (FNMA
     Gtd.),
     3.83%, 10/10/06                    5,860             5,860
   Washington State Housing
     Finance Commission Revenue
     VRDB, Series 2002A (AMT),
     Heatherwood Apartments (U.S.
     Bank N.A. LOC),
     3.95%, 10/2/06                     5,520             5,520
   Washington State Housing
     Finance Commission Revenue
     VRDB, Series 2003A (AMT),
     Woodland Retirement Project
     (Wells Fargo Bank N.A. LOC),
     3.94%, 10/2/06                     3,425             3,425
   Washington State Housing
     Finance Commission Revenue
     VRDB, Series 2004A (AMT),
     Silver Creek Retirement
     Project (Wells Fargo Bank
     N.A. LOC),
     3.94%, 10/2/06                     7,140             7,140
   Washington State Motor Vehicle
     Fuel Tax G.O., Series 2005B,
     ABN AMRO Munitops Certificate
     Trust Series 2005-51 (FSA
     Corp. Insured), (1)
     3.79%, 10/10/06                   13,040            13,040
  -------------------------------------------------------------
                                                        248,544
  -------------------------------------------------------------

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   61     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  WEST VIRGINIA - 0.8%
   Cabell County Revenue VRDB,
     Series 2001, Huntington YMCA
     (JPMorgan Chase Bank LOC),
     3.80%, 10/10/06                   $3,235            $3,235
   Monongalia County Building
     Commission Revenue Refunding
     Bonds, Series 2005B,
     Monongalia General Hospital
     Project (JPMorgan Chase Bank
     LOC),
     3.75%, 10/10/06                   13,315            13,315
   West Virginia EDA IDR Bonds,
     Series 1999 (AMT),
     Rubberlite, Inc. Project
     (JPMorgan Chase Bank LOC),
     3.85%, 10/10/06                    3,345             3,345
   West Virginia State Hospital
     Finance Authority Revenue
     Refunding VRDB, Series
     2003A1, Pallottine Health
     Services, Inc. Project (Fifth
     Third Bank LOC),
     3.75%, 10/10/06                   23,585            23,585
  -------------------------------------------------------------
                                                         43,480
  -------------------------------------------------------------
  WISCONSIN - 2.1%
   Germantown IDR Bonds, Series
     1996 (AMT), Great Lakes
     Packaging Corp. Project
     (Marshall & Ilsley Bank LOC),
     3.83%, 10/10/06                    1,910             1,910
   Manitowoc IDR VRDB (AMT),
     Cher-Make Sausage Co. Project
     (U.S. Bank N.A. LOC),
     3.95%, 10/10/06                    2,300             2,300
   Marshfield City IDR VRDB,
     Series 2001 (AMT), Wick
     Building Systems, Inc.
     Project (JPMorgan Chase Bank
     LOC),
     3.85%, 10/10/06                    3,775             3,775

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  WISCONSIN - 2.1% - (CONTINUED)
   Mequon IDR Bonds, Series 2001A
     (AMT), Gateway Plastic
     (JPMorgan Chase Bank LOC),
     3.85%, 10/10/06                   $1,000            $1,000
   Milwaukee IDR VRDB, Series 2001
     (AMT), R & B Wagner (JPMorgan
     Chase Bank LOC),
     3.90%, 10/10/06                    3,940             3,940
   Milwaukee School RANS,
     4.50%, 8/30/07                    13,000            13,106
   Milwaukee Redevelopment
     Authority Revenue VRDB,
     Series 2005, University of
     Wisconsin Kenilworth Project
     (Depfa Bank PLC LOC),
     3.72%, 10/10/06                    7,435             7,435
   Oostburg IDR VRDB, Series 2002
     (AMT), Dutchland Plastics
     Corp. (U.S. Bank N.A. LOC),
     3.85%, 10/10/06                    2,320             2,320
   Wisconsin Health and
     Educational Facilities
     Authority Revenue Bonds,
     Series 2002, Meriter
     Hospital, Inc. Project
     (Marshall & Ilsley Bank LOC),
     3.90%, 10/2/06                     1,400             1,400
   Wisconsin Health and
     Educational Facilities
     Authority Revenue Bonds,
     Series 2003, Mequon Jewish
     Project (JPMorgan Chase Bank
     LOC),
     3.78%, 10/10/06                    3,555             3,555

See Notes to the Financial Statements.

MONEY MARKET FUNDS    62      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  WISCONSIN - 2.1% - (CONTINUED)
   Wisconsin Health and
     Educational Facilities
     Authority Revenue Bonds,
     Series 2004C, EastCastle
     Place, Inc. (LaSalle Bank
     N.A. LOC),
     3.75%, 10/10/06                   $3,700            $3,700
   Wisconsin Health and
     Educational Facilities
     Authority Revenue Bonds, St.
     Joseph Community Hospital
     Project (Marshall & Ilsley
     Bank LOC),
     3.78%, 10/10/06                    6,590             6,590
   Wisconsin Health and
     Educational Facilities
     Authority Revenue VRDB,
     Pooled Financing Program
     (Marshall & Ilsley Bank LOC),
     Series 2002C,
     3.89%, 10/10/06                    1,650             1,650
     Series 2002D,
     3.89%, 10/10/06                    1,340             1,340
     Series 2002G,
     3.89%, 10/10/06                    1,050             1,050
   Wisconsin Health and
     Educational Facilities
     Authority Revenue VRDB,
     Series 2001, Riverview
     Hospital Association (U.S.
     Bank N.A. LOC),
     3.90%, 10/2/06                     4,625             4,625
   Wisconsin Health and
     Educational Facilities
     Authority Revenue VRDB,
     Series 2002A, Capital Access
     Pool, Vernon Memorial
     Hospital (U.S. Bank N.A.
     LOC),
     3.90%, 10/2/06                     4,850             4,850
   Wisconsin Health and Higher
     Educational Facilities
     Authority Revenue Bonds,
     Series 1997, Froedtert
     Memorial Lutheran Hospital
     Trust (Marshall & Ilsley Bank
     LOC),
     3.78%, 10/10/06                   12,673            12,673
   Wisconsin Housing EDA Revenue
     Bonds (AMT), Merrill Lynch
     P-Floats 1331, (1)
     3.82%, 10/10/06                    2,560             2,560
   Wisconsin School Districts Cash
     Flow Management Program COPS,
     Series 2006-A1,
     4.50%, 9/19/07                     5,000             5,044

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  WISCONSIN - 2.1% - (CONTINUED)
   Wisconsin State Health and
     Educational Facilities
     Authority Revenue Bonds,
     Beaver Dam Community Hospital
     Project (U.S. Bank N.A. LOC),
     3.76%, 10/10/06                  $10,000           $10,000
   Wisconsin State Health and
     Educational Facilities
     Authority Revenue Bonds,
     Series 2003, Mercy Health
     Systems (Marshall & Ilsley
     Bank LOC),
     3.77%, 10/10/06                    6,900             6,900
   Wisconsin State Health and
     Educational Facilities
     Authority Revenue VRDB,
     Series 2005, National Regency
     New Berlin Project (Marshall
     & Ilsley Bank LOC),
     3.90%, 10/2/06                     6,740             6,740
   Wisconsin State Health and
     Educational Facilities
     Authority Revenue VRDB,
     Series 2005C, Froedtert and
     Community Health (AMBAC
     Insured),
     3.70%, 10/10/06                    8,000             8,000
  -------------------------------------------------------------
                                                        116,463
  -------------------------------------------------------------
  WYOMING - 0.4%
   Green River PCR Refunding VRDB,
     Series 1992, Rhone-Poulene,
     Inc. Project (Comerica Bank
     LOC),
     4.01%, 10/10/06                   10,800            10,800
   Sweetwater County Environmental
     Improvement Revenue Bonds,
     Series 1995 (AMT), PacifiCorp
     Project (Barclays Bank PLC
     LOC),
     3.99%, 10/2/06                     8,700             8,700
  -------------------------------------------------------------
                                                         19,500
  -------------------------------------------------------------
  MULTIPLE STATES POOLED SECURITIES - 1.6%
   Clipper Tax-Exempt
     Certificates, Series 1999-3
     (AMT), Multistate Tax-Exempt
     Certificates, (1)
     3.89%, 10/10/06                   14,070            14,070
   Lehman Brothers Pooled
     Municipal Trust Receipts,
     Floating Rate Trust Receipts
     P10 Regulation D (MBIA
     Insured), (1)
     3.78%, 10/10/06                   22,050            22,050

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   63     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
  MULTIPLE STATES POOLED SECURITIES - 1.6% - (CONTINUED)
   National FHLMC Multifamily
     Variable Rate Certificates,
     Series M008 Class A (AMT)
     (FHLMC LOC),
     3.84%, 10/10/06                  $10,653           $10,653
   SunAmerica Pool Multifamily,
     Series 2001-1, Class A
     Certificates (FHLMC
     Gtd.), (1)
     3.81%, 10/10/06                    7,870             7,870
   SunAmerica Pool Multifamily,
     Series 2001-2A (AMT) (FHLMC
     Gtd.), (1)
     3.82%, 10/10/06                   34,965            34,965
  -------------------------------------------------------------
                                                         89,608
  -------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  -------------------------------------------------------------
  (COST $5,532,038)                                   5,532,038

                                       NUMBER          VALUE
                                     OF SHARES         (000S)
  INVESTMENT COMPANIES - 0.2%
   AIM Tax-Exempt Cash Fund          14,502,267          14,502
   Dreyfus Tax-Exempt Cash
     Management Fund                     61,897              62
   Merrill Lynch Institutional
     Tax-Exempt Fund                    285,000             285
  -------------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  -------------------------------------------------------------
  (COST $14,849)                                         14,849

  -------------------------------------------------------------
  TOTAL INVESTMENTS - 99.2%
  -------------------------------------------------------------
  (COST $5,546,887) (3)                               5,546,887
   Other Assets less Liabilities - 0.8%                  44,661
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                $5,591,548

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(2) Restricted security that has been deemed illiquid. At September 30, 2006, the value of these restricted illiquid securities amounted to approximately $47,695,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

                                                  ACQUISITION
                                    ACQUISITION      COST
  SECURITY                             DATE         (000S)
   Park Creek Metropolitan
     District Revenue Bonds (CO),
     3.50%, 2/15/07                   2/13/06       $16,995
   Bexar County Revenue Bonds
     (TX),
     3.60%, 3/8/07                    3/11/04        10,975
   Tarrant County Housing Finance
     Corp. Multifamily Revenue
     Bonds (TX),
     3.50%, 2/15/07                   3/14/03         5,755
   Texas State Department of
     Housing and Community Affairs
     Residential Mortgage Revenue
     Bonds (TX),
     3.80%, 2/1/07                    3/11/04        13,970
  -----------------------------------------------------------

(3) The cost for federal income tax purposes was $5,546,887.

See Notes to the Financial Statements.

MONEY MARKET FUNDS    64      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

At September 30, 2006, the industry sectors for the Municipal Money Market Fund were:

  INDUSTRY SECTOR                           % OF NET ASSETS
  Administration of Environment &
   Housing & Real Estate                            9.1%
  Air Transportation                                5.2
  Air, Water Services & Solid Waste
   Management                                       6.0
  Educational Services                              9.0
  Electric Services                                 5.3
  Executive, Legislative & General
   Government                                      18.6
  General Medical & Surgical, Nursing
   and Personal Care                                8.9
  Health Services and Residential Care              7.3
  Urban & Community Development,
   Housing Programs & Social Services              13.0
  All other sectors less than 5%                   17.6
  -----------------------------------------------------------
  Total                                           100.0%

At September 30, 2006, the maturity analysis for the Municipal Money Market Fund as a percentage of investments was:

  MATURITY ANALYSIS                               %
  0 - 14 Days                                    86.7%
  15 - 30 Days                                    0.4
  31 - 60 Days                                    0.2
  61 - 90 Days                                    1.9
  91 - 180 Days                                   2.1
  181 - 364 Days                                  8.7
  ---------------------------------------------------------
  Total                                         100.0%

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   65     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET FUND

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 74.0% (1)
  FANNIE MAE - 34.1%
   FNMA Discount Notes,
     4.91%, 10/2/06                    $14,973         $14,971
     5.30%, 10/2/06                      8,322           8,320
     5.36%, 10/2/06                      9,000           8,999
     5.35%, 11/1/06                     23,251          23,144
     5.37%, 11/1/06                     46,717          46,501
     5.06%, 11/22/06                     3,000           2,978
     5.20%, 1/2/07                      10,061           9,927
     4.61%, 1/26/07                     37,974          37,405
     5.19%, 2/12/07                      1,927           1,890
     5.19%, 2/23/07                      1,932           1,892
   FNMA FRN,
     5.25%, 12/21/06                    28,000          27,994
     5.26%, 12/22/06                    10,000           9,999
     5.20%, 12/28/06                     5,000           4,998
   FNMA Notes,
     4.00%, 10/16/06                     7,680           7,675
     2.63%, 11/15/06                    11,153          11,116
     2.69%, 1/30/07                      5,000           4,967
     2.38%, 2/15/07                      2,595           2,566
     3.63%, 3/15/07                      5,580           5,537
     4.00%, 5/23/07                     10,000           9,913
     5.25%, 4/15/07                      3,222           3,221
  ------------------------------------------------------------
                                                       244,013
  ------------------------------------------------------------
  FEDERAL FARM CREDIT BANK - 7.3%
   FFCB FRN,
     5.17%, 10/2/06                     12,500          12,491
     5.26%, 10/10/06                     1,500           1,500
     5.21%, 10/19/06                    15,000          14,998
     5.18%, 10/27/06                    15,000          15,000
     5.19%, 10/31/06                     5,000           4,999
   FFCB Discount Note,
     4.98%, 4/13/07                      3,000           2,920
  ------------------------------------------------------------
                                                        51,908
  ------------------------------------------------------------
  FEDERAL HOME LOAN BANK - 9.6%
   FHLB Bond,
     3.13%, 8/15/07                      4,500           4,418
   FHLB Discount Notes,
     5.02%, 1/25/07                      1,445           1,422
     5.10%, 2/27/07                     12,419          12,157
   FHLB FRN,
     5.19%, 10/6/06                     15,000          14,997
     5.35%, 10/10/06                    10,000           9,995

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 74.0% (1) - CONTINUED
  FEDERAL HOME LOAN BANK - 9.6% - (CONTINUED)
   FHLB Notes,
     2.10%, 10/13/06                    $1,000            $999
     2.75%, 12/15/06                     3,040           3,023
     2.63%, 2/16/07                     10,000           9,906
     3.38%, 2/23/07                      1,015           1,007
     4.00%, 4/25/07                      8,000           7,943
     4.50%, 5/11/07                      2,755           2,742
  ------------------------------------------------------------
                                                        68,609
  ------------------------------------------------------------
  FREDDIE MAC - 17.6%
   FHLMC Discount Notes,
     5.18%, 11/14/06                     5,124           5,073
     5.18%, 12/15/06                     1,750           1,731
     5.00%, 4/13/07                      8,664           8,431
   FHLMC FRN,
     5.35%, 10/6/06                     21,000          20,994
     5.18%, 10/27/06                    25,000          24,991
     5.25%, 12/17/06                    35,000          34,990
     5.26%, 12/19/06                     5,000           5,000
   FHLMC Notes,
     3.75%, 11/15/06                     2,330           2,327
     2.88%, 12/15/06                     5,280           5,253
     3.63%, 2/15/07                      3,629           3,607
     3.75%, 3/15/07                      2,000           1,986
     2.40%, 3/29/07                      2,850           2,810
     4.25%, 4/5/07                       5,000           4,974
     4.50%, 4/18/07                      3,500           3,485
  ------------------------------------------------------------
                                                       125,652
  ------------------------------------------------------------
  OVERSEAS PRIVATE INVESTMENT CORP. - 5.4%
   Participation Certificates,
     Series 2003,
     5.27%, 10/4/06                     19,148          19,148
   Participation Certificates,
     Series 518-2002-406-IG,
     5.27%, 10/4/06                     19,490          19,490
  ------------------------------------------------------------
                                                        38,638
  ------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  ------------------------------------------------------------
  (COST $528,820)                                      528,820

See Notes to the Financial Statements.

MONEY MARKET FUNDS    66      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  REPURCHASE AGREEMENTS - 27.5%
  (COLLD. AT A MINIMUM OF 102%)
  JOINT REPURCHASE AGREEMENTS - 6.1%
   Bank of America Securities LLC,
     dated 9/29/06, repurchase
     price $14,450
     4.90%, 10/2/06                    $14,444         $14,444
   Morgan Stanley & Co., Inc.,
     dated 9/29/06, repurchase
     price $9,633
     5.00%, 10/2/06                      9,629           9,629
   Societe Generale, New York
     Branch, dated 9/29/06,
     repurchase price $4,817
     5.00%, 10/2/06                      4,815           4,815
   UBS Securities LLC, dated
     9/29/06, repurchase price
     $14,450
     4.95%, 10/2/06                     14,444          14,444
  ------------------------------------------------------------
                                                        43,332
  ------------------------------------------------------------
  (COLLD. AT A MINIMUM OF 102%)
  REPURCHASE AGREEMENTS - 21.4%
   Goldman Sachs & Co., dated
     9/29/06, repurchase price
     $45,020
     5.38%, 10/2/06                     45,000          45,000
   Lehman Brothers, Inc., dated
     9/29/06, repurchase price
     $78,439
     5.39%, 10/2/06                     78,404          78,404
   UBS Securities LLC, dated
     9/29/06, repurchase price
     $30,013
     5.39%, 10/2/06                     30,000          30,000
  ------------------------------------------------------------
                                                       153,404
  ------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
  ------------------------------------------------------------
  (COST $196,736)                                      196,736
  ------------------------------------------------------------
  TOTAL INVESTMENTS - 101.5%
  ------------------------------------------------------------
  (COST $725,556) (2)                                  725,556
   Liabilities less Other
     Assets - (1.5)%                                   (10,724)
  ------------------------------------------------------------
  NET ASSETS - 100.0%                                 $714,832

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $725,556.

At September 30, 2006, the maturity analysis for the U.S. Government Money Market Fund as a percentage of investments was:

  MATURITY ANALYSIS                                        %
  0 - 14 Days                                             46.4%
  15 - 30 Days                                             8.6
  31 - 60 Days                                            13.3
  61 - 90 Days                                            12.8
  91 - 180 Days                                           12.2
  181 - 364 Days                                           6.7
  ------------------------------------------------------------
  Total                                                  100.0%

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   67     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 99.9% (1)
  FEDERAL FARM CREDIT BANK - 32.4%
   FFCB Discount Notes,
     4.16%, 10/12/06                   $15,000         $14,981
     5.15%, 10/16/06                     6,000           5,987
     4.95%, 10/25/06                     5,000           4,983
     4.38%, 11/2/06                     10,000           9,961
     5.19%, 11/15/06                     5,000           4,968
     4.96%, 2/15/07                      5,000           4,906
     5.26%, 5/4/07                      15,000          14,529
   FFCB FRN,
     5.17%, 10/1/06                     30,000          29,978
     5.19%, 10/1/06                     40,000          39,999
     5.26%, 10/1/06                     25,000          25,000
     5.21%, 10/4/06                     10,000          10,000
     5.26%, 10/4/06                     15,000          15,000
     5.26%, 10/13/06                    25,000          25,000
     5.21%, 10/19/06                    25,000          24,997
     5.19%, 10/24/06                    10,000          10,000
     5.18%, 10/31/06                    20,000          19,996
     5.27%, 12/19/06                    25,000          24,997
   FFCB Notes,
     2.38%, 10/2/06                     23,886          23,884
     4.35%, 10/19/06                     5,265           5,265
  ------------------------------------------------------------
                                                       314,431
  ------------------------------------------------------------
  FEDERAL HOME LOAN BANK - 67.5%
   FHLB Bonds,
     3.05%, 11/24/06                    10,500          10,465
     4.30%, 3/19/07                     20,000          19,916
     5.00%, 4/3/07                       3,100           3,099
     3.17%, 5/24/07                     10,160          10,026
     5.13%, 6/1/07                       5,980           5,973
     3.13%, 8/15/07                      9,825           9,648
     6.50%, 8/15/07                      6,515           6,580
   FHLB Discount Notes,
     4.50%, 10/2/06                      3,611           3,610
     4.77%, 10/2/06                    100,000          99,987
     5.05%, 10/2/06                     67,229          67,220
     5.23%, 10/6/06                     10,000           9,993
     5.15%, 10/11/06                    25,700          25,663
     5.19%, 10/11/06                     3,132           3,127
     5.15%, 10/13/06                    10,000           9,983
     5.14%, 10/20/06                     4,200           4,189
     5.22%, 11/8/06                     19,164          19,058
     5.16%, 11/15/06                    16,000          15,897
     5.14%, 12/13/06                    10,000           9,896
     5.15%, 12/15/06                    10,000           9,893
     5.10%, 1/12/07                     10,000           9,854
   FHLB FRN,
     5.19%, 10/6/06                     35,000          34,993
     5.35%, 10/10/06                    25,000          24,987

                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 99.9% (1) - CONTINUED
  FEDERAL HOME LOAN BANK - 67.5% - (CONTINUED)
   FHLB Notes,
     2.10%, 10/13/06                    $5,000          $4,995
     2.75%, 11/15/06                     7,750           7,726
     3.13%, 11/15/06                    57,680          57,532
     4.13%, 11/15/06                     5,500           5,492
     4.88%, 11/15/06                     6,980           6,978
     3.88%, 12/1/06                      5,000           4,989
     2.75%, 12/15/06                    10,000           9,948
     3.80%, 12/29/06                    17,000          16,938
     4.63%, 1/30/07                     24,445          24,430
     4.71%, 2/9/07                      25,000          25,000
     2.63%, 2/16/07                     30,000          29,718
     3.38%, 2/23/07                      3,410           3,383
     5.00%, 3/20/07                      5,000           4,998
     4.00%, 4/25/07                     26,000          25,798
     4.25%, 5/8/07                       3,725           3,703
     4.88%, 5/15/07                      4,600           4,586
     3.63%, 6/20/07                      3,545           3,504
  ------------------------------------------------------------
                                                       653,775
  ------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  ------------------------------------------------------------
  (COST $968,206)                                      968,206
  ------------------------------------------------------------
  TOTAL INVESTMENTS - 99.9%
  ------------------------------------------------------------
  (COST $968,206) (2)                                  968,206
   Other Assets less
     Liabilities - 0.1%                                    503
  ------------------------------------------------------------
  NET ASSETS - 100.0%                                 $968,709

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $968,206.

At September 30, 2006, the maturity analysis for the U.S. Government Select Money Market Fund as a percentage of investments was:

  MATURITY ANALYSIS                                   %
  0 - 14 Days                                           48.3%
  15 - 30 Days                                           5.7
  31 - 60 Days                                          16.3
  61 - 90 Days                                           7.9
  91 - 180 Days                                         12.7
  181 - 364 Days                                         9.1
  ----------------------------------------------------------
  TOTAL                                                100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS    68      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2006 (UNAUDITED)

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 36 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively, the "Funds") are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for all of the Trust's money market funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.


B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

The nature and terms of the collateral received for the repurchase agreements are as follows:

MONEY MARKET

                                  COUPON             MATURITY
  NAME                            RATES               DATES
  ------------------------------------------------------------------
  FHLMC                       0.00% - 6.00%    12/15/18 - 8/15/36
  FNMA                       3.84% - 10.50%     5/1/16 - 10/1/36
  GNMA                            0.00%             7/20/34
  ------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET

                                  COUPON             MATURITY
  NAME                            RATES               DATES
  ------------------------------------------------------------------
  FHLMC                          0.00%         3/1/23 - 8/15/36
  FNMA                       5.00% - 5.50%     11/1/33 - 8/1/36
  ------------------------------------------------------------------

Each Fund may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2006, as reflected in their accompanying Schedules of Investments.

The nature and terms of the collateral received for the joint repurchase agreements are as follows:

MONEY MARKET

                                  COUPON             MATURITY
  NAME                            RATES               DATES
  ------------------------------------------------------------------
  U.S. Treasury Bonds         2.38% - 9.00%     5/15/16 - 4/15/29
  U.S. Treasury Notes         2.00% - 5.50%     5/15/09 - 1/15/14
  ------------------------------------------------------------------


                    NORTHERN FUNDS SEMIANNUAL REPORT   69     MONEY MARKET FUNDS

MONEY MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

U.S. GOVERNMENT MONEY MARKET

                                  COUPON             MATURITY
  NAME                            RATES               DATES
  ------------------------------------------------------------------
  U.S. Treasury Bonds         2.38% - 9.00%     5/15/16 - 4/15/29
  U.S. Treasury Notes         2.00% - 5.50%     5/15/09 - 1/15/14
  ------------------------------------------------------------------

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method. Dividend income is recognized on the ex-dividend date. Certain money market funds receive dividend income from investment companies.

D) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.


At March 31, 2006, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

  Amounts in thousands                                MARCH 31, 2011
  ------------------------------------------------------------------
  Money Market                                               $6
  Municipal Money Market                                     19
  U.S. Government Money Market                               16
  ------------------------------------------------------------------

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2006, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

                                                UNDISTRIBUTED
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market           $2,668        $181
  Money Market                                    --      31,555
  Municipal Money Market                      12,442          --
  U.S. Government Money Market                    --       2,452
  U.S. Government Select Money Market             --       3,973
  -----------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2006, was as follows:

                                              DISTRIBUTIONS FROM
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market          $21,333        $389
  Money Market                                    --     259,082
  Municipal Money Market                     105,551          26
  U.S. Government Money Market                    --      18,997
  U.S. Government Select Money Market             --      35,269
  -----------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2005, was as follows:

                                              DISTRIBUTIONS FROM
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market           $7,025        $125
  Money Market                                     -      79,906
  Municipal Money Market                      39,733         292
  U.S. Government Money Market                     -       6,122
  U.S. Government Select Money Market              -      10,232
  -----------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.


MONEY MARKET FUNDS    70      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and
0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2006, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2006.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund's average daily net assets). For the six months ended September 30, 2006, the investment adviser agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

                                             ANNUAL
                                            ADVISORY     EXPENSE
                                              FEES     LIMITATIONS
  -----------------------------------------------------------------
  California Municipal Money Market           0.40%       0.55%
  Money Market                                0.40%       0.55%
  Municipal Money Market                      0.40%       0.55%
  U.S. Government Money Market                0.40%       0.55%
  U.S. Government Select Money Market         0.40%       0.55%
  -----------------------------------------------------------------

The reimbursements described above are voluntary and may be modified or terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.


Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2006, the amounts payable under the plan by the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds were approximately $3,000, $33,000, $18,000, $2,000 and $4,000, respectively.


                    NORTHERN FUNDS SEMIANNUAL REPORT   71     MONEY MARKET FUNDS

MONEY MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)     SEPTEMBER 30, 2006 (UNAUDITED)

5 CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2006, were as follows:

                                                                                                PAYMENTS FOR      NET INCREASE
                                                            PROCEEDS FROM     REINVESTMENT         SHARES         (DECREASE) IN
  Amounts in thousands*                                      SHARES SOLD      OF DIVIDENDS        REDEEMED         NET ASSETS
  -------------------------------------------------------------------------------------------------------------------------------
  California Municipal Money Market                          $3,573,670          $4,352          $(3,414,993)        $163,029
  Money Market                                               21,497,524          78,944          (20,010,273)       1,566,195
  Municipal Money Market                                     12,614,236          15,865          (12,654,674)         (24,573)
  U.S. Government Money Market                                2,364,650           6,854           (2,373,402)          (1,898)
  U.S. Government Select Money Market                         2,606,302           7,753           (2,778,685)        (164,630)
  -------------------------------------------------------------------------------------------------------------------------------

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2006, were as follows:

                                                                                                PAYMENTS FOR      NET INCREASE
                                                            PROCEEDS FROM     REINVESTMENT         SHARES         (DECREASE) IN
  Amounts in thousands*                                      SHARES SOLD      OF DIVIDENDS        REDEEMED         NET ASSETS
  -------------------------------------------------------------------------------------------------------------------------------
  California Municipal Money Market                          $6,375,682          $5,787          $(6,267,202)       $114,267
  Money Market                                               47,181,309          84,232          (46,035,579)      1,229,962
  Municipal Money Market                                     23,853,543          22,377          (22,840,463)      1,035,457
  U.S. Government Money Market                                4,931,816           8,784           (4,795,728)        144,872
  U.S. Government Select Money Market                         6,784,911          12,412           (6,850,091)        (52,768)
  -------------------------------------------------------------------------------------------------------------------------------

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.


MONEY MARKET FUNDS    72      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

FUND EXPENSES                                     SEPTEMBER 30, 2006 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/06 - 9/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,015.10         $2.78
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,023.20         $2.79
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

MUNICIPAL MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,015.30         $2.78
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,022.70         $2.79
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

U.S. GOVERNMENT SELECT MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,022.60         $2.79
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

 *Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.


                    NORTHERN FUNDS SEMIANNUAL REPORT   73     MONEY MARKET FUNDS

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION               SEPTEMBER 30, 2006 (UNAUDITED)


With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


ABAG      Association of Bay Area Governments

AMBAC     American Municipal Bond Assurance Corp.

AMT       Alternative Minimum Tax

COLLD.    Collateralized

COPS      Certificates of Participation

CP        Commercial Paper

EDA       Economic Development Authority

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty Insurance Corp.

FHLB      Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA      Fannie Mae

FRCD      Floating Rate Certificates of Deposit

FRCP      Floating Rate Commercial Paper

FRN       Floating Rate Notes

FSA       Financial Security Assurance

FSB       Federal Savings Bank

GIC       Guaranteed Investment Contract

GNMA      Government National Mortgage Association

G.O.      General Obligation

GTD.      Guaranteed

HFA       Housing Finance Authority

IDA       Industrial Development Authority

IDB       Industrial Development Board

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

MERLOTS   Municipal Exempt Receipts - Liquidity Optional
          Tender

MTN       Medium Term Notes

P-FLOATS  Puttable Floating Rate Securities

PCR       Pollution Control Revenue

PSF       Permanent School Fund

RANS      Revenue Anticipation Notes

ROCS      Reset Option Certificates

SFM       Single Family Mortgage

SGB       Societe Generale Bank

SOC GEN   Societe Generale

STARS     Short Term Adjustable Rate Securities

TANS      Tax Anticipation Notes

TOB       Tender Option Bond

TRANS     Tax and Revenue Anticipation Notes

TRB       Tax Revenue Bonds

TSB       Trustee Savings Bank

VRDB      Variable Rate Demand Bonds

VRDN      Variable Rate Demand Notes

XLCA      XL Capital Assurance


MONEY MARKET FUNDS    74      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                    NORTHERN FUNDS SEMIANNUAL REPORT   75     MONEY MARKET FUNDS

MONEY MARKET FUNDS
FOR MORE INFORMATION

   PORTFOLIO HOLDINGS


   Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

   PROXY VOTING


   A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


MONEY MARKET FUNDS    76      NORTHERN FUNDS SEMIANNUAL REPORT

ITEM 1. REPORTS TO STOCKHOLDERS.
                                                             MULTI-MANAGER FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC
(not affiliated with Northern Trust)
301 Bellevue Parkway
Wilmington, DE 19809
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------


 2      STATEMENTS OF ASSETS AND LIABILITIES
 3      STATEMENTS OF OPERATIONS
 4      STATEMENTS OF CHANGES IN NET ASSETS
 5      FINANCIAL HIGHLIGHTS
 6      SCHEDULES OF INVESTMENTS
        6     MULTI-MANAGER INTERNATIONAL EQUITY FUND
        12    MULTI-MANAGER MID CAP FUND
        17    MULTI-MANAGER SMALL CAP FUND
 26     NOTES TO THE FINANCIAL STATEMENTS
 30     FUND EXPENSES
 31     TRUSTEES AND OFFICERS
        31    APPROVAL OF ADVISORY AGREEMENTS
 36     FOR MORE INFORMATION


                    NORTHERN FUNDS SEMIANNUAL REPORT   1     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES              SEPTEMBER 30, 2006 (UNAUDITED)

                                  MULTI-MANAGER
Amounts in thousands,             INTERNATIONAL       MULTI-MANAGER       MULTI-MANAGER
except per share data              EQUITY FUND         MID CAP FUND       SMALL CAP FUND
----------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                $542,924           $198,901              $151,148
Investments, at value               $560,173           $205,397              $156,723
Cash                                       -                  1                     -
Interest income
 receivable                               10                  2                     2
Dividend income
 receivable                            1,044                225                   101
Receivable for
 foreign tax withheld                      1                  -                     -
Receivable for
 securities sold                           -                929                 1,088
Receivable for fund
 shares sold                           4,968              1,334                   941
Receivable from
 investment adviser                        2                  2                     3
Unrealized gain on forward
 foreign currency
 exchange contracts                        1                  -                     -
Prepaid and other
 assets                                   27                 21                    39
Total Assets                         566,226            207,911               158,897
----------------------------------------------------------------------------------------
LIABILITIES:
Foreign currencies overdraft,
 at value (cost $ 254)                   255                  -                     -
Unrealized loss on forward
 foreign currency exchange
 contracts                                25                  -                     -
Payable for
securities purchased                  10,063              6,543                 2,930
Payable for fund
 shares redeemed                          16                 33                   127
Payable to affiliates:
 Investment
  advisory fees                           97                 29                    28
 Co-administration
  fees                                    13                  5                     4
 Transfer agent fees                       9                  3                     2
Accrued other
 liabilities                              19                 19                    19
Total Liabilities                     10,497              6,632                 3,110
----------------------------------------------------------------------------------------
Net Assets                          $555,729           $201,279              $155,787
----------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                       $538,163           $195,506              $150,760
Undistributed net
 investment income (loss)              1,474                203                   (72)
Accumulated
 undistributed net
 realized loss                        (1,159)              (926)                 (476)
Net unrealized
 appreciation                         17,251              6,496                 5,575
Net Assets                          $555,729           $201,279              $155,787
----------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001
 PAR VALUE, UNLIMITED
 AUTHORIZATION)                       52,286             19,543                15,091

NET ASSET VALUE, REDEMPTION
 AND OFFERING PRICE PER SHARE       $  10.63           $  10.30              $  10.32
--------------------------------------------------------------- ------------------------

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     2     NORTHERN FUNDS SEMIANNUAL REPORT

                                                             MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS             PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

                                                     MULTI-MANAGER
                                                     INTERNATIONAL       MULTI-MANAGER      MULTI-MANAGER
Amounts in thousands                                 EQUITY FUND (2)    MID CAP FUND (2)   SMALL CAP FUND (2)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (1)                                     $  2,792(3)        $  597               $  336
Interest income                                               73               30                   27
 Total Investment Income                                   2,865              627                  363
-------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                   1,055              318                  342
Co-administration fees                                       144               53                   47
Custody and accounting fees                                   80               28                   34
Transfer agent fees                                           96               35                   31
Registration fees                                             13               13                   13
Printing fees                                                 20               19                   19
Professional fees                                              3                4                    3
Trustee fees and expenses                                      2                2                    2
Other                                                          1                2                    1
-------------------------------------------------------------------------------------------------------------
Total Expenses                                             1,414              474                  492
 Less expenses reimbursed by
  investment adviser                                         (23)             (50)                 (57)
 Net Expenses                                              1,391              424                  435
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               1,474              203                  (72)
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized losses on:
 Investments                                              (1,016)            (926)                (476)
 Foreign currency transactions                              (143)               -                    -
Net change in unrealized appreciation
 (depreciation) on:
 Investments                                              17,249            6,496                5,575
 Forward foreign currency exchange contracts                 (24)               -                    -
 Translation of other assets and liabilities
 denominated in foreign currencies                            26                -                    -
 Net Gains on Investments                                 16,092            5,570                5,099
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                             $ 17,566           $5,773               $5,027
-------------------------------------------------------------------------------------------------------------

(1) Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $547, $148 and $155, respectively.

(2)   Commenced investment operations on June 22, 2006.

(3)   Net of $238 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

                NORTHERN FUNDS SEMIANNUAL REPORT     3       MULTI-MANAGER FUNDS

MULTI-MANAGER FOUNDS
                                                                    PERIOD ENDED
STATEMENTS OF CHANGES IN NET ASSETS               SEPTEMBER 30, 2006 (UNAUDITED)

                                                     MULTI-MANAGER
                                                     INTERNATIONAL        MULTI-MANAGER      MULTI-MANAGER
                                                      EQUITY FUND          MID CAP FUND      SMALL CAP FUND
AMOUNTS IN THOUSANDS                                    2006 (1)             2006 (1)           2006 (1)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                           $  1,474            $    203            $    (72)
Net realized losses                                      (1,159)               (926)               (476)
Net change in unrealized appreciation                    17,251               6,496               5,575
 Net Increase in Net Assets Resulting from
  Operations                                             17,566               5,773               5,027
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from
 capital share transactions                             538,163             195,506             150,760
 Net Increase in Net Assets Resulting from
  Capital Share Transactions                            538,163             195,506             150,760
------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                            555,729             201,279             155,787

NET ASSETS:
Beginning of period                                           -                   -                   -
End of period                                          $555,729            $201,279            $155,787
------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
 INCOME (LOSS)                                         $  1,474            $    203            $    (72)
------------------------------------------------------------------------------------------------------------

(1)   Commenced investment operations on June 22, 2006.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     4     NORTHERN FUNDS SEMIANNUAL REPORT

                                                             MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

                                                     MULTI-MANAGER
                                                     INTERNATIONAL     MULTI-MANAGER       MULTI-MANAGER
                                                      EQUITY FUND      MID CAP FUND       SMALL CAP FUND
                                                         PERIOD           PERIOD               PERIOD
                                                         ENDED             ENDED               ENDED
                                                       SEPT. 30,         SEPT. 30,           SEPT. 30,
                                                        2006 (3)         2006 (3)             2006 (3)
Selected per share data                               (UNAUDITED)       (UNAUDITED)         (UNAUDITED)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  10.00         $  10.00              $  10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.03             0.01                     -
Net realized and unrealized gain                           0.60             0.29                  0.32
 Total from Investment Operations                          0.63             0.30                  0.32
------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                         $  10.63         $  10.30              $  10.32
------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                           6.30%            3.00%                 3.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                $555,729         $201,279              $155,787
Ratio to average net assets of: (2)
 Expenses, net of reimbursements                           1.45%            1.20%                 1.40%
 Expenses, before reimbursements                           1.47%            1.34%                 1.58%
 Net investment income (loss), net
 of reimbursements                                         1.51%            0.56%                (0.24)%
 Net investment income (loss),
 before reimbursements                                     1.49%            0.42%                (0.42)%
Portfolio Turnover Rate                                   11.93%            5.46%                29.21%
------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3)   Commenced investment operations on June 22, 2006.

See Notes to the Financial Statements.

                  NORTHERN FUNDS SEMIANNUAL REPORT     5     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND

                                               NUMBER      VALUE
                                             OF SHARES     (000S)
COMMON STOCKS - 92.7%
AUSTRALIA - 1.7%
  Alumina Ltd.                                 710,400     $3,277
  AMP Ltd.                                     151,516      1,010
  CSL Ltd.                                      14,275        575
  National Australia Bank Ltd.                  35,860        981
  Newcrest Mining Ltd.                         104,750      1,756
  Rio Tinto Ltd.                                38,654      2,019
-----------------------------------------------------------------
                                                            9,618
-----------------------------------------------------------------
AUSTRIA - 0.2%
  Erste Bank der Oesterreichischen
   Sparkassen A.G.                              14,400        897
-----------------------------------------------------------------

BELGIUM - 1.4%
  Belgacom S.A.                                128,120      4,995
  Fortis                                        40,744      1,654
  InBev N.V.                                    19,975      1,100
  KBC Groep N.V.                                     3          -
-----------------------------------------------------------------
                                                            7,749
-----------------------------------------------------------------
BRAZIL - 0.2%
  Centrais Eletricas Brasileiras S.A. ADR       80,000        827
-----------------------------------------------------------------

CANADA - 3.6%
  Barrick Gold Corp.                           244,300      7,505
  Ivanhoe Mines Ltd. *                         292,400      1,830
  Kinross Gold Corp. *                          65,760        823
  Magna International, Inc., Class A            67,120      4,902
  Patheon, Inc. *                              109,920        500
  Potash Corp. of Saskatchewan                   7,100        740
  Rogers Communications, Inc., Class B          20,700      1,133
  Suncor Energy, Inc.                           37,000      2,666
-----------------------------------------------------------------
                                                           20,099
-----------------------------------------------------------------
CHINA - 0.2%
  Air China Ltd.                               660,000        284
  Foxconn International Holdings Ltd. *        256,000        789
-----------------------------------------------------------------
                                                            1,073
-----------------------------------------------------------------
DENMARK - 0.3%
  Carlsberg A/S, Class B                        13,300      1,119
  Novo-Nordisk A/S, Class B                      7,943        590
-----------------------------------------------------------------
                                                            1,709
-----------------------------------------------------------------
FINLAND - 1.6%
  Nokia OYJ                                    145,817      2,896
  Stora Enso OYJ ADR                            81,920      1,239
  Stora Enso OYJ (Registered)                  320,300      4,858
-----------------------------------------------------------------
                                                            8,993
-----------------------------------------------------------------

                                               NUMBER      VALUE
                                             OF SHARES     (000S)
COMMON STOCKS - 92.7% - CONTINUED
FRANCE - 8.6%
  Alcatel S.A.                                  95,357     $1,165
  Alstom *                                      23,448      2,122
  Areva S.A.                                     2,250      1,366
  BNP Paribas                                   26,214      2,821
  Carrefour S.A.                                26,389      1,668
  Casino Guichard Perrachon S.A.                 8,792        709
  Cie de Saint-Gobain                           17,900      1,299
  Compagnie Generale de Geophysique S.A. *       6,606      1,016
  France Telecom S.A.                           27,089        622
  L'Oreal S.A.                                  16,200      1,646
  Lafarge S.A.                                   7,630        985
  Neopost S.A.                                   9,320      1,112
  PPR                                           10,085      1,495
  Sanofi-Aventis                                28,148      2,506
  Schneider Electric S.A.                        8,640        964
  Suez S.A.                                     57,720      2,539
  Technip S.A.                                  29,500      1,677
  Thales S.A.                                  103,380      4,588
  Total S.A.                                   122,158      8,018
  Total S.A. ADR                                29,300      1,932
  Vallourec                                      3,745        873
  Veolia Environnement                          42,454      2,563
  Vivendi S.A.                                 104,951      3,784
-----------------------------------------------------------------
                                                           47,470
-----------------------------------------------------------------
GERMANY - 6.7%
  Allianz SE                                    29,417      5,092
  Altana A.G.                                    9,305        514
  BASF A.G.                                      8,000        641
  Bayer A.G.                                    25,817      1,316
  Deutsche Bank A.G. (Registered)               17,858      2,155
  Deutsche Postbank A.G.                        24,613      1,868
  Deutsche Telekom A.G.                         75,830      1,206
  E.ON A.G.                                     10,490      1,244
  Hugo Boss A.G.                                 4,605        204
  Hypo Real Estate Holding A.G.                 40,017      2,497
  Infineon Technologies A.G. *                  32,927        391
  IVG Immobilien A.G.                           43,107      1,560
  MAN A.G.                                      14,132      1,196
  Metro A.G.                                    57,436      3,358
  Muenchener Rueckversicherungs
    A.G. (Registered)                            9,075      1,436
  Premiere A.G. *                              358,550      4,784

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     6     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                            NUMBER         VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 92.7%  - CONTINUED
GERMANY - 6.7% - (CONTINUED)
   Puma A.G. Rudolf Dassler Sport                             2,978       $1,016
   SAP A.G                                                    8,436        1,673
   Siemens A.G. (Registered)                                 46,420        4,051
   Stada Arzneimittel A.G                                    24,131        1,233
--------------------------------------------------------------------------------
                                                                          37,435
--------------------------------------------------------------------------------
GREECE - 0.5%
   Hellenic Telecommunications Organization S.A. *           58,796        1,442
   Piraeus Bank S.A                                          43,300        1,123
--------------------------------------------------------------------------------
                                                                           2,565
--------------------------------------------------------------------------------
HONG KONG - 0.9%
   AAC Acoustic Technology Holdings, Inc. *               1,110,000        1,282
   Cheung Kong Holdings Ltd.                                 89,000          956
   Hutchison Telecommunications International Ltd. *        640,000        1,132
   Melco International Development                          720,000        1,542
--------------------------------------------------------------------------------
                                                                           4,912
--------------------------------------------------------------------------------
INDIA - 0.2%
   Infosys Technologies Ltd. ADR                             24,100        1,150
--------------------------------------------------------------------------------
INDONESIA - 0.2%
   Bakrie and Brothers Tbk PT *                          44,829,000          729
   Perusahaan Gas Negara PT                                 425,000          555
--------------------------------------------------------------------------------
                                                                           1,284
--------------------------------------------------------------------------------
IRELAND - 0.7%
   Anglo Irish Bank Corp. PLC                                36,329          597
   FBD Holdings PLC                                          10,777          516
   Kingspan Group PLC                                       124,657        2,561
--------------------------------------------------------------------------------
                                                                           3,674
--------------------------------------------------------------------------------
ITALY - 6.0%
   Alleanza Assicurazioni S.p.A                             143,790        1,681
   Ansaldo STS S.p.A. *                                     137,560        1,458
   Arnoldo Mondadori Editore S.p.A                          162,340        1,504
   Assicurazioni Generali S.p.A                              38,556        1,443
   Banco Popolare di Verona e Novara Scrl                    34,830          963
   Enel S.p.A                                               679,649        6,202
   ENI S.p.A                                                287,057        8,508
   Telecom Italia S.p.A                                   2,852,630        6,874
   UniCredito Italiano S.p.A                                538,052        4,466
--------------------------------------------------------------------------------
                                                                          33,099
--------------------------------------------------------------------------------
JAPAN - 22.0%
   Astellas Pharma, Inc.                                     44,188        1,778
   Bridgestone Corp.                                         54,100        1,093

                                                            NUMBER        VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 92.7% -  CONTINUED
JAPAN - 22.0% - (CONTINUED)
   Canon, Inc.                                               21,450       $1,119
   Chugai Pharmaceutical Co. Ltd.                            56,300        1,211
   Dai Nippon Printing Co. Ltd.                             320,000        4,941
   Daiichi Sankyo Co. Ltd.                                  118,100        3,351
   Daiwa House Industry Co. Ltd.                            114,600        1,985
   Daiwa Securities Group, Inc.                             232,400        2,712
   East Japan Railway Co.                                       227        1,588
   Electric Power Development Co. Ltd.                        1,200           43
   Fanuc Ltd.                                                 5,700          445
   Fast Retailing Co. Ltd.                                   16,700        1,568
   Fuji Television Network, Inc.                                850        1,922
   FUJIFILM Holdings Corp.                                  129,700        4,734
   Haseko Corp. *                                           445,000        1,534
   Honda Motor Co. Ltd.                                      31,900        1,073
   Japan Tobacco, Inc.                                          594        2,309
   Joyo Bank (The) Ltd.                                     324,357        1,926
   JSR Corp.                                                 49,900        1,099
   Keyence Corp.                                              3,900          898
   Kirin Brewery Co. Ltd.                                   236,000        3,152
   Marui Co. Ltd.                                            55,600          814
   Matsushita Electric Industrial Co. Ltd.                   78,000        1,651
   Millea Holdings, Inc.                                     48,500        1,692
   Mitsubishi Estate Co. Ltd.                               164,400        3,592
   Mitsubishi UFJ Financial Group, Inc.                         427        5,497
   Mitsui-Soko Co. Ltd.                                     132,060          724
   NEC Electronics Corp. *                                   95,000        3,266
   Nikko Cordial Corp.                                       60,500          702
   Nippon Electric Glass Co. Ltd.                            47,000        1,037
   Nippon Telegraph & Telephone Corp. ADR                   131,100        3,216
   Nipponkoa Insurance Co. Ltd.                             369,200        2,945
   Nomura Holdings, Inc.                                    235,189        4,143
   NTT Data Corp.                                               463        2,137
   NTT DoCoMo, Inc.                                             668        1,030
   ORIX Corp.                                                 4,830        1,336
   Pioneer Corp.                                             85,300        1,503
   Promise Co. Ltd.                                          40,450        1,610
   Ricoh Co. Ltd.                                            69,000        1,373
   Secom Co. Ltd.                                            22,300        1,105
   Sekisui House Ltd.                                        87,000        1,317
   Seven & I Holdings Co. Ltd.                               99,891        3,215
   Sharp Corp.                                               87,000        1,492
   Shiseido Co. Ltd.                                        154,000        3,078

See Notes to the Financial Statements.

                 NORTHERN FUNDS SEMIANNUAL REPORT      7     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS
MULTI - MANAGER INTERNATIONAL EQUITY FUND (continued)

                                                            NUMBER         VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 92.7% - CONTINUED
JAPAN - 22.0% - (CONTINUED)
   Sumco Corp.                                               35,100       $2,601
   Sumitomo Forestry Co. Ltd.                               132,970        1,387
   Sumitomo Mitsui Financial Group, Inc.                        361        3,791
   Sumitomo Realty & Development Co. Ltd.                    74,000        2,175
   Sumitomo Trust & Banking (The) Co. Ltd.                  265,800        2,782
   Suzuki Motor Corp.                                        54,997        1,397
   T&D Holdings, Inc.                                        21,900        1,586
   Takefuji Corp.                                           146,890        6,743
   TDK Corp.                                                  9,700          777
   Tokuyama Corp.                                            82,000        1,097
   Tokyo Electron Ltd.                                       16,600        1,227
   Tokyu Land Corp.                                         118,000        1,119
   Toyota Motor Corp.                                        20,300        1,104
   Wacoal Corp.                                             134,000        1,689
   West Japan Railway Co.                                       565        2,416
   Yamada Denki Co. Ltd.                                     15,400        1,544
--------------------------------------------------------------------------------
                                                                         122,391
--------------------------------------------------------------------------------
MEXICO - 0.4%
   Alfa S.A. de C.V.                                        227,650        1,244
   America Movil S.A. de C.V. ADR, Series L                  30,500        1,201
--------------------------------------------------------------------------------
                                                                           2,445
--------------------------------------------------------------------------------
NETHERLANDS - 5.2%
   ABN AMRO Holding N.V.                                     27,837          812
   Aegon N.V.                                                58,351        1,095
   Akzo Nobel N.V.                                           20,498        1,263
   ASML Holding N.V. ADR (Registered) *                      47,100        1,096
   Heineken N.V.                                             36,890        1,688
   ING Groep N.V.                                           115,165        5,067
   Koninklijke Philips Electronics N.V.                      66,907        2,348
   Koninklijke Philips Electronics N.V. ADR                  33,900        1,187
   Royal Dutch Shell PLC, Class A                            78,038        2,570
   Royal Dutch Shell PLC, Class B                            42,039        1,427
   Royal Dutch Shell PLC ADR                                 70,380        4,813
   Royal KPN N.V.                                           230,753        2,944
   Royal Numico N.V.                                         11,785          531
   SBM Offshore N.V.                                         19,953          542
   Unilever N.V.                                             60,110        1,479
--------------------------------------------------------------------------------
                                                                          28,862
--------------------------------------------------------------------------------
NORWAY - 0.5%
   Statoil ASA                                               56,533        1,336
   Telenor ASA                                               91,200        1,190
--------------------------------------------------------------------------------
                                                                           2,526
--------------------------------------------------------------------------------

                                                            NUMBER         VALUE
                                                          OF SHARES       (000S)
COMMON STOCKS - 92.7% - CONTINUED
PAPUA NEW GUINEA - 0.3%
   Lihir Gold Ltd. *                                        765,550       $1,649
--------------------------------------------------------------------------------
PORTUGAL - 0.4%
   Energias de Portugal S.A.                                164,602          714
   Energias de Portugal S.A. ADR                             29,650        1,280
--------------------------------------------------------------------------------
                                                                           1,994
--------------------------------------------------------------------------------
RUSSIA - 0.2%
   OAO Gazprom ADR (London Exchange)                         21,683          939
   OAO Gazprom ADR (OTC Exchange)                             2,196           96
--------------------------------------------------------------------------------
                                                                           1,035
--------------------------------------------------------------------------------
SINGAPORE - 0.7%
   DBS Group Holdings Ltd.                                  218,100        2,637
   SembCorp Marine Ltd.                                     603,000        1,268
--------------------------------------------------------------------------------
                                                                           3,905
--------------------------------------------------------------------------------
SOUTH AFRICA - 1.0%
   Anglogold Ashanti Ltd. ADR                               103,650        3,912
   Impala Platinum Holdings Ltd.                              8,900        1,468
--------------------------------------------------------------------------------
                                                                           5,380
--------------------------------------------------------------------------------
SOUTH KOREA - 3.1%
   Hynix Semiconductor, Inc. *                               28,510        1,124
   Hyundai Motor Co. Ltd.                                    17,390        1,489
   Kookmin Bank ADR                                          21,320        1,664
   Korea Electric Power Corp. ADR                           156,910        3,068
   KT Corp. ADR                                             242,680        5,210
   Lotte Shopping Co. Ltd. GDR *                              3,019           53
   Samsung Electronics Co. Ltd. GDR                           4,440        1,558
   Samsung SDI Co. Ltd. GDR                                 154,400        3,181
--------------------------------------------------------------------------------
                                                                          17,347
--------------------------------------------------------------------------------
SPAIN - 1.2%
   Enagas                                                    54,680        1,325
   Red Electrica de Espana                                   29,249        1,135
   Repsol YPF S.A.                                          107,193        3,191
   Telefonica S.A.                                           66,657        1,156
--------------------------------------------------------------------------------
                                                                           6,807
--------------------------------------------------------------------------------
SWEDEN - 1.8%
   Nordea Bank AB                                           260,012        3,407
   SSAB Svenskt Stal AB, Series A                            61,000        1,137
   Swedish Match AB                                          63,600        1,035
   Telefonaktiebolaget LM Ericsson, Class B               1,149,205        3,984
   Telefonaktiebolaget LM Ericsson ADR                       16,400          565
--------------------------------------------------------------------------------
                                                                          10,128
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     8     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                           NUMBER        VALUE
                                          OF SHARES      (000S)
COMMON STOCKS - 92.7% - CONTINUED
SWITZERLAND - 4.6%
   ABB Ltd. (Registered)                    85,588       $1,126
   Clariant A.G. (Registered) *            132,260        1,788
   Credit Suisse Group (Registered)         27,766        1,607
   Nestle S.A. (Registered)                 16,264        5,673
   Novartis A.G. (Registered)               57,859        3,379
   Phonak Holding A.G. (Registered)         12,087          765
   Roche Holding A.G. (Genusschein)         28,923        5,002
   Swiss Reinsurance (Registered)            7,194          551
   Syngenta A.G. (Registered) *              7,120        1,074
   UBS A.G. (Registered)                    39,776        2,380
   Xstrata PLC                              40,340        1,667
   Zurich Financial Services A.G.
    (Registered)                             3,161          777
---------------------------------------------------------------
                                                         25,789
---------------------------------------------------------------
TAIWAN - 1.4%
   Chunghwa Telecom Co. Ltd. ADR           375,450        6,499
   United Microelectronics Corp.           557,000          312
   United Microelectronics Corp. ADR       357,578        1,102
---------------------------------------------------------------
                                                          7,913
---------------------------------------------------------------
THAILAND - 0.1%
   Bangkok Bank PCL                        266,807          781
---------------------------------------------------------------
UNITED KINGDOM - 16.5%
   Alliance Boots PLC                       72,281        1,049
   Anglo American PLC                       77,090        3,223
   ARM Holdings PLC                        512,205        1,127
   AstraZeneca PLC ADR                      25,400        1,588
   BAE Systems PLC                         334,265        2,474
   Barclays PLC                            179,431        2,264
   Berkeley Group Holdings PLC *            31,352          790
   BP PLC ADR                               52,070        3,415
   British Land Co. PLC                     43,478        1,110
   BT Group PLC                            465,404        2,335
   Cadbury Schweppes PLC                   393,128        4,185
   Carnival PLC                             13,631          652
   Carphone Warehouse Group PLC            213,081        1,226
   Dawnay Day Treveria PLC                 689,150          990
   Diageo PLC                              243,175        4,296
   Eurocastle Investment Ltd.               18,090          704
   GlaxoSmithKline PLC                     240,566        6,405
   HSBC Holdings PLC                        86,549        1,579
   Imperial Chemical Industries PLC        170,762        1,270
   Intercontinental Hotels Group PLC        60,533        1,060
   International Power PLC                 386,932        2,268

                                            NUMBER      VALUE
                                          OF SHARES     (000S)
COMMON STOCKS - 92.7% - CONTINUED
UNITED KINGDOM - 16.5% - (CONTINUED)
   ITV PLC                                 139,976      $   254
   J Sainsbury PLC                         656,576        4,616
   Kesa Electricals PLC                     55,650          339
   Kingfisher PLC                          840,127        3,858
   Land Securities Group PLC                72,721        2,680
   Lloyds TSB Group PLC                    148,025        1,495
   Lonmin PLC                               69,900        3,349
   Misys PLC                               756,940        3,207
   Prudential PLC                          133,436        1,658
   Reckitt Benckiser PLC                    26,439        1,096
   Rolls-Royce Group PLC *                 142,590        1,210
   Royal Bank of Scotland Group PLC         88,290        3,040
   Scottish & Southern Energy PLC           56,290        1,389
   Smiths Group PLC                         61,966        1,040
   Standard Chartered PLC                   49,880        1,278
   United Utilities PLC                    246,653        3,258
   Vodafone Group PLC                    2,195,550        5,026
   Vodafone Group PLC ADR                  139,251        3,183
   Whitbread PLC                            57,103        1,385
   WM Morrison Supermarkets PLC            209,443          954
   Woolworths Group PLC                    598,425          398
   WPP Group PLC                           257,120        3,187
---------------------------------------------------------------
                                                         91,910
---------------------------------------------------------------
UNITED STATES - 0.3%
   Apex Silver Mines Ltd. *                 74,100        1,234
   Foster Wheeler Ltd. *                    15,750          608
---------------------------------------------------------------
                                                          1,842
---------------------------------------------------------------
TOTAL COMMON STOCKS
---------------------------------------------------------------
(COST $498,260)                                      515,258

PREFERRED STOCKS - 0.4%
GERMANY - 0.4%
   Henkel KGaA                              11,460        1,594
   Hugo Boss A.G.                           17,326          747
---------------------------------------------------------------
                                                          2,341
---------------------------------------------------------------
TOTAL PREFERRED STOCKS
---------------------------------------------------------------
(COST $2,090)                                             2,341

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT    9    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

                                            NUMBER       VALUE
                                          OF SHARES      (000S)
INVESTMENT COMPANY - 7.1%
   Northern Institutional Funds -
     Diversified Assets Portfolio (1)     39,484,880    $39,485
---------------------------------------------------------------
TOTAL INVESTMENT COMPANY
---------------------------------------------------------------
(COST $39,485)                                           39,485

                                           PRINCIPAL
                                            AMOUNT       VALUE
                                            (000S)       (000S)
SHORT-TERM INVESTMENT - 0.6%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                         $3,089        3,089
---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
---------------------------------------------------------------
(COST $3,089)                                             3,089

---------------------------------------------------------------
TOTAL INVESTMENTS - 100.8%
---------------------------------------------------------------
(COST $542,924)                                         560,173
   Liabilities less Other Assets - (0.8)%                (4,444)
---------------------------------------------------------------
NET ASSETS - 100.0%                                    $555,729

(1) NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

* Non-Income Producing Security

At September 30, 2006, the industry sectors for the Multi-Manager International Equity Fund were:

                                               % OF LONG-TERM
INDUSTRY SECTOR                                  INVESTMENTS
Consumer Discretionary                              11.3%
Consumer Staples                                     6.7
Energy                                               8.4
Financials                                          19.1
Health Care                                          4.4
Industrials                                         19.9
Information Technology                               7.0
Materials                                            8.5
Telecommunication Services                           9.0
Utilities                                            5.7
--------------------------------------------------------
Total                                              100.0%

At September 30, 2006, the Multi-Manager International Equity Fund's investments were denominated in the following currencies:

                                               % OF LONG-TERM
CONCENTRATION BY CURRENCY                        INVESTMENTS
Euro                                                 33.0%
Japanese Yen                                         23.0
British Pound                                        16.5
U.S. Dollar                                          14.2
All other currencies less than 5%                    13.3
---------------------------------------------------------
Total                                               100.0%

At September 30, 2006, the Multi-Manager International Equity Fund had outstanding forward foreign currency contracts as follows:

               AMOUNT        IN           AMOUNT
 CONTRACTS     (LOCAL     EXCHANGE        (LOCAL                   UNREALIZED
TO DELIVER    CURRENCY)      FOR         CURRENCY)   SETTLEMENT   GAIN (LOSS)
 CURRENCY      (000S)     CURRENCY        (000S)       DATE         (000S)
Japanese
Yen              930      U.S. Dollar          8      10/2/06         $ -
U.S.                      British
Dollar           168      Pound               89      10/2/06          (1)
U.S.                      British
Dollar           422      Pound              225      10/2/06          (1)
U.S.
Dollar           685      Euro               539      10/2/06          (2)
U.S.
Dollar           311      Euro               245      10/2/06          (1)
U.S.                      Indonesian
Dollar            23      Rupiah         214,315      10/2/06           -
U.S.                      Japanese
Dollar         1,141      Yen            133,973      10/2/06          (6)
U.S.                      Japanese
Dollar           273      Yen             32,049      10/2/06          (2)
U.S.                      Japanese
Dollar           298      Yen             34,947      10/2/06          (3)
U.S.                      Japanese
Dollar         1,019      Yen            119,920      10/2/06          (3)
U.S.                      Norwegian
Dollar            10      Krone               65      10/2/06           -
U.S.                      Singapore
Dollar            12      Dollar              19      10/2/06           -
                          South
U.S.                      Korean
Dollar            22      Won             21,162      10/2/06           -
U.S.                      Swedish
Dollar            24      Krona              173      10/2/06           -

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     10     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

               AMOUNT       IN            AMOUNT
CONTRACTS      (LOCAL     EXCHANGE        (LOCAL                   UNREALIZED
TO DELIVER    CURRENCY)     FOR          CURRENCY)   SETTLEMENT   GAIN (LOSS)
CURRENCY       (000S)     CURRENCY        (000S)        DATE        (000S)
U.S.                      Swiss
Dollar            61      Franc               75      10/2/06        $  -
U.S.                      Australian
Dollar           353      Dollar             472      10/3/06          (2)
U.S.                      British
Dollar           334      Pound              178      10/3/06          (1)
U.S.                      British
Dollar           308      Pound              165      10/3/06           -
U.S.
Dollar           819      Euro               645      10/3/06          (1)
U.S.
Dollar           692      Euro               546      10/3/06           -
U.S.                      Hong Kong
Dollar             4      Dollar              32      10/3/06           -
U.S.                      Japanese
Dollar           508      Yen             59,815      10/3/06          (1)
U.S.                      Norwegian
Dollar            21      Krone              133      10/3/06           -
U.S.                      Singapore
Dollar            24      Dollar              38      10/3/06           -
U.S.                      Swedish
Dollar            47      Krona              346      10/3/06           -
U.S.                      Swiss
Dollar           122      Franc              152      10/3/06           -
U.S.                      British
Dollar           412      Pound              220      10/4/06           -
U.S.
Dollar           771      Euro               607      10/4/06          (1)
U.S.                      Hong Kong
Dollar             5      Dollar              40      10/4/06           -
U.S.                      Japanese
Dollar           643      Yen             75,926      10/4/06           1
U.S.                      Norwegian
Dollar            24      Krone              159      10/4/06           -
U.S.                      Singapore
Dollar            36      Dollar              57      10/4/06           -
U.S.                      Swedish
Dollar            58      Krona              426      10/4/06           -
U.S.                      Swiss
Dollar           149      Franc              187      10/4/06           -

Total                                                                $(24)

See Notes to the Financial Statements.

                   NORTHERN FUNDS SEMIANNUAL REPORT    11    MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

                                                 NUMBER        VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 98.1%
ADVERTISING - 0.3%
   Focus Media Holding Ltd. ADR *                10,000        $ 579
--------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.8%
   L-3 Communications Holdings, Inc.             19,500        1,527
--------------------------------------------------------------------
APPAREL - 1.8%
   Coach, Inc. *                                 51,850        1,784
   Jones Apparel Group, Inc.                     42,900        1,392
   Kellwood Co.                                  13,500          389
--------------------------------------------------------------------
                                                               3,565
--------------------------------------------------------------------
AUTO MANUFACTURERS - 0.2%
   Navistar International Corp. *                18,100          467
--------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.6%
   ArvinMeritor, Inc.                            20,900          298
   Goodyear Tire & Rubber (The) Co. *            26,500          384
   TRW Automotive Holdings Corp. *               21,300          513
--------------------------------------------------------------------
                                                               1,195
--------------------------------------------------------------------
BANKS - 4.3%
   Associated Banc-Corp                          12,000          390
   BancorpSouth, Inc.                            13,000          361
   Comerica, Inc.                                31,100        1,770
   Commerce Bancorp, Inc. of New Jersey          37,275        1,368
   First Horizon National Corp.                  15,600          593
   FirstMerit Corp.                              13,000          301
   Huntington Bancshares, Inc. of Ohio           66,100        1,582
   KeyCorp                                       43,200        1,618
   UnionBanCal Corp.                             11,200          682
--------------------------------------------------------------------
                                                               8,665
--------------------------------------------------------------------
BEVERAGES - 1.0%
   Coca-Cola Enterprises, Inc.                   31,600          658
   Molson Coors Brewing Co., Class B              9,600          661
   Pepsi Bottling Group, Inc.                    21,900          778
--------------------------------------------------------------------
                                                               2,097
--------------------------------------------------------------------
BIOTECHNOLOGY - 1.5%
   Genentech, Inc. *                             15,700        1,298
   Invitrogen Corp. *                            11,000          698
   Medimmune, Inc. *                             21,600          631
   Vertex Pharmaceuticals, Inc. *                11,500          387
--------------------------------------------------------------------
                                                               3,014
--------------------------------------------------------------------
BUILDING MATERIALS - 0.7%
   Masco Corp.                                   47,400        1,300
--------------------------------------------------------------------
CHEMICALS - 4.0%
   Lubrizol Corp.                                18,700          855

                                                 NUMBER       VALUE
                                                OF SHARES     (000S)
COMMON STOCKS - 98.1% - CONTINUED
CHEMICALS - 4.0% - (CONTINUED)
   Olin Corp.                                    30,700       $  472
   OM Group, Inc. *                              13,400          589
   PolyOne Corp. *                               60,300          502
   PPG Industries, Inc.                          21,200        1,422
   RPM International, Inc.                       43,800          832
   Schulman (A.), Inc.                           21,700          510
   Sensient Technologies Corp.                   42,200          826
   Sherwin-Williams (The) Co.                    21,000        1,171
   Spartech Corp.                                21,100          565
   Valspar Corp.                                 10,000          266
--------------------------------------------------------------------
                                                               8,010
--------------------------------------------------------------------
COMMERCIAL SERVICES - 6.2%
   Advisory Board (The) Co. *                    15,000          758
   Alliance Data Systems Corp. *                 37,700        2,081
   Bright Horizons Family Solutions, Inc. *      25,800        1,077
   Convergys Corp. *                             13,900          287
   Corporate Executive Board Co.                 31,000        2,787
   Donnelley (R.R.) & Sons Co.                   23,700          781
   Laureate Education, Inc. *                    23,025        1,102
   Monster Worldwide, Inc. *                     20,100          727
   Resources Connection, Inc. *                  36,900          988
   Robert Half International, Inc.               21,400          727
   Strayer Education, Inc.                        7,500          812
   United Rentals, Inc. *                        18,800          437
--------------------------------------------------------------------
                                                              12,564
--------------------------------------------------------------------
COMPUTERS - 4.5%
   Cognizant Technology Solutions Corp.,
    Class A *                                    46,970        3,479
   Computer Sciences Corp. *                     24,700        1,213
   Factset Research Systems, Inc.                27,675        1,344
   Lexmark International, Inc., Class A *        22,400        1,291
   Research In Motion Ltd. *                      6,300          647
   SRA International, Inc., Class A *            35,725        1,074
--------------------------------------------------------------------
                                                               9,048
--------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.0%
   Bare Escentuals, Inc. *                        1,600           43
--------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.4%
   CDW Corp.                                     18,925        1,167
   Fastenal Co.                                  42,950        1,657
--------------------------------------------------------------------
                                                               2,824
--------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.6%
   Affiliated Managers Group, Inc. *             20,575        2,060
   AmeriCredit Corp. *                           20,100          502

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     12     NORTHERN FUNDS SEMIANNUAL REPORT

                                      SEPTEMBER 30, 2006 (UNAUDITED)

                                                 NUMBER       VALUE
                                                OF SHARES     (000S)
COMMON STOCKS - 98.1% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES
  - 4.6% - (CONTINUED)
   Chicago Mercantile Exchange Holdings, Inc.     3,410      $ 1,631
   CIT Group, Inc.                               21,300        1,036
   E*TRADE Financial Corp. *                     39,700          949
   Edwards (A.G.), Inc.                           7,900          421
   GFI Group, Inc. *                             16,200          896
   Nuveen Investments, Inc., Class A             23,875        1,223
   Price (T. Rowe) Group, Inc.                   10,500          502
--------------------------------------------------------------------
                                                               9,220
--------------------------------------------------------------------
ELECTRIC - 5.2%
   Alliant Energy Corp.                          39,700        1,419
   American Electric Power Co., Inc.             40,500        1,473
   DTE Energy Co.                                16,500          685
   Energy East Corp.                             28,500          676
   OGE Energy Corp.                              24,600          888
   Pepco Holdings, Inc.                          60,000        1,450
   Pinnacle West Capital Corp.                   28,300        1,275
   Puget Energy, Inc.                            20,900          475
   Westar Energy, Inc.                           38,600          908
   Xcel Energy, Inc.                             59,000        1,218
--------------------------------------------------------------------
                                                              10,467
--------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
   Belden CDT, Inc.                               5,600          214
   Energy Conversion Devices, Inc. *             17,100          633
--------------------------------------------------------------------
                                                                 847
--------------------------------------------------------------------
ELECTRONICS - 0.3%
   Sanmina-SCI Corp. *                           58,200          218
   Vishay Intertechnology, Inc. *                24,400          342
--------------------------------------------------------------------
                                                                 560
--------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.4%
   Foster Wheeler Ltd. *                         18,800          725
--------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.8%
   Stericycle, Inc. *                            23,500        1,640
--------------------------------------------------------------------
FOOD - 1.3%
   Del Monte Foods Co.                           23,200          242
   JM Smucker (The) Co.                          13,800          662
   SUPERVALU, Inc.                               17,800          528
   Whole Foods Market, Inc.                      21,025        1,249
--------------------------------------------------------------------
                                                               2,681
--------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.6%
   MeadWestvaco Corp.                            24,000          636

                                                 NUMBER        VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 98.1% - CONTINUED
FOREST PRODUCTS & PAPER - 0.6% - (CONTINUED)
   Rock-Tenn Co., Class A                        26,900        $ 533
--------------------------------------------------------------------
                                                               1,169
--------------------------------------------------------------------
GAS - 0.4%
   Nicor, Inc.                                    6,700          287
   WGL Holdings, Inc.                            14,300          448
--------------------------------------------------------------------
                                                                 735
--------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.3%
   Black & Decker Corp.                           8,400          667
--------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 4.5%
   Abaxis, Inc. *                                19,200          449
   Foxhollow Technologies, Inc. *                14,500          496
   IDEXX Laboratories, Inc. *                    17,600        1,604
   Intralase Corp. *                             21,900          432
   Intuitive Surgical, Inc. *                     8,500          896
   Kyphon, Inc. *                                19,145          716
   Palomar Medical Technologies, Inc. *           9,300          393
   Resmed, Inc. *                                30,050        1,210
   Stryker Corp.                                 26,500        1,314
   Varian Medical Systems, Inc. *                28,325        1,512
--------------------------------------------------------------------
                                                               9,022
--------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.8%
   Apria Healthcare Group, Inc. *                25,900          511
   Covance, Inc. *                               15,075        1,001
   Coventry Health Care, Inc. *                  32,475        1,673
   Express Scripts, Inc. *                       15,500        1,170
   Healthways, Inc. *                            23,300        1,039
   Universal Health Services, Inc., Class B       3,400          204
--------------------------------------------------------------------
                                                               5,598
--------------------------------------------------------------------
HOME FURNISHINGS - 1.3%
   Ethan Allen Interiors, Inc.                   33,600        1,165
   Harman International Industries, Inc.         11,225          937
   Whirlpool Corp.                                6,200          521
--------------------------------------------------------------------
                                                               2,623
--------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.3%
   Harland (John H.) Co.                         19,100          696
--------------------------------------------------------------------
INSURANCE - 6.5%
   Assurant, Inc.                                13,400          716
   Brown & Brown, Inc.                           33,700        1,030
   CIGNA Corp.                                    6,900          803
   Cincinnati Financial Corp.                    14,600          702
   Hub International Ltd.                         8,700          252

See Notes to the Financial Statements.

                 NORTHERN FUNDS SEMIANNUAL REPORT     13     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND (continued)

                                                 NUMBER        VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 98.1% - CONTINUED
INSURANCE - 6.5% - (CONTINUED)
   Lincoln National Corp.                        11,300       $  702
   MBIA, Inc.                                    21,800        1,339
   MGIC Investment Corp.                         25,800        1,547
   National Interstate Corp.                     31,803          782
   Nationwide Financial Services, Inc.,
    Class A                                      30,300        1,457
   PMI Group (The), Inc.                         17,800          780
   Presidential Life Corp.                       19,600          438
   Radian Group, Inc.                            15,100          906
   SAFECO Corp.                                  28,900        1,703
--------------------------------------------------------------------
                                                              13,157
--------------------------------------------------------------------
INTERNET - 3.0%
   Akamai Technologies, Inc. *                   20,900        1,045
   Baidu.com ADR *                                5,300          464
   Checkfree Corp. *                              9,000          372
   Ctrip.com International Ltd. ADR              17,800          800
   Equinix, Inc. *                                6,900          415
   NetFlix, Inc. *                               32,100          731
   Opsware, Inc. *                               78,700          709
   WebEx Communications, Inc. *                  32,400        1,264
   Yahoo!, Inc. *                                 7,100          180
--------------------------------------------------------------------
                                                               5,980
--------------------------------------------------------------------
IRON/STEEL - 0.3%
   United States Steel Corp.                     10,400          600
--------------------------------------------------------------------
LEISURE TIME - 0.6%
   Brunswick Corp.                               10,300          321
   K2, Inc. *                                    33,700          396
   Sabre Holdings Corp., Class A                 21,600          505
--------------------------------------------------------------------
                                                               1,222
--------------------------------------------------------------------
LODGING - 0.4%
   Wynn Resorts Ltd. *                           11,700          796
--------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.8%
   Joy Global, Inc.                              41,875        1,575
--------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.5%
   AGCO Corp. *                                  22,300          565
   Albany International Corp., Class A           10,500          334
--------------------------------------------------------------------
                                                                 899
--------------------------------------------------------------------
MEDIA - 1.0%
   Gannett Co., Inc.                             20,200        1,148
   Tribune Co.                                   23,900          782
--------------------------------------------------------------------
                                                               1,930
--------------------------------------------------------------------

                                                 NUMBER        VALUE
                                               OF SHARES      (000S)
COMMON STOCKS - 98.1% - CONTINUED
METAL FABRICATION/HARDWARE - 0.5%
   Timken (The) Co.                              34,000       $1,013
--------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.3%
   Donaldson Co., Inc.                           26,625          983
   Leggett & Platt, Inc.                         50,900        1,274
   Roper Industries, Inc.                        23,800        1,065
   SPX Corp.                                     26,000        1,389
--------------------------------------------------------------------
                                                               4,711
--------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 1.0%
   IKON Office Solutions, Inc.                   34,200          459
   Xerox Corp. *                                103,900        1,617
--------------------------------------------------------------------
                                                               2,076
--------------------------------------------------------------------
OIL & GAS - 2.7%
   Apache Corp.                                  21,025        1,329
   Hess Corp.                                    23,400          969
   Sunoco, Inc.                                  16,900        1,051
   Tesoro Corp.                                   6,500          377
   XTO Energy, Inc.                              39,225        1,652
--------------------------------------------------------------------
                                                               5,378
--------------------------------------------------------------------
OIL & GAS SERVICES - 3.5%
   BJ Services Co.                               39,625        1,194
   FMC Technologies, Inc. *                      16,400          881
   SEACOR Holdings, Inc. *                        9,400          775
   Smith International, Inc.                     72,525        2,814
   Tidewater, Inc.                                8,000          353
   Veritas DGC, Inc. *                           16,300        1,073
--------------------------------------------------------------------
                                                               7,090
--------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.2%
   Sonoco Products Co.                           13,900          468
--------------------------------------------------------------------
PHARMACEUTICALS - 1.1%
   CV Therapeutics, Inc. *                       22,900          255
   King Pharmaceuticals, Inc. *                  76,400        1,301
   Nuvelo, Inc. *                                12,900          235
   Onyx Pharmaceuticals, Inc. *                  11,000          190
   Salix Pharmaceuticals Ltd. *                  26,500          360
--------------------------------------------------------------------
                                                               2,341
--------------------------------------------------------------------
PIPELINES - 0.2%
   National Fuel Gas Co.                         12,100          440
--------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 2.9%
   American Home Mortgage Investment Corp.       10,400          363
   Anthracite Capital, Inc.                      37,000          476
   Entertainment Properties Trust                14,000          690

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     14     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                  NUMBER       VALUE
                                                OF SHARES     (000S)
COMMON STOCKS - 98.1% - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 2.9% -
   (CONTINUED)
   Equity Inns, Inc.                             27,700       $  441
   FelCor Lodging Trust, Inc.                    13,200          265
   Hospitality Properties Trust                  21,200        1,000
   Innkeepers USA Trust                          28,100          458
   Parkway Properties, Inc. of Maryland          12,900          600
   PS Business Parks, Inc.                       10,300          621
   RAIT Investment Trust                         18,000          519
   Ramco-Gershenson Properties                   12,800          409
--------------------------------------------------------------------
                                                               5,842
--------------------------------------------------------------------
RETAIL - 5.8%
   Bed Bath & Beyond, Inc. *                     29,825        1,141
   BJ's Wholesale Club, Inc. *                   20,800          607
   Borders Group, Inc.                           10,300          210
   Cheesecake Factory (The), Inc. *              15,500          421
   Coldwater Creek, Inc. *                       22,450          646
   Dick's Sporting Goods, Inc. *                 32,200        1,466
   Dillard's, Inc., Class A                      15,300          501
   Family Dollar Stores, Inc.                    23,600          690
   O'Reilly Automotive, Inc. *                   60,200        1,999
   Panera Bread Co., Class A *                   26,625        1,551
   Petsmart, Inc.                                38,125        1,058
   Tractor Supply Co. *                          13,250          639
   Urban Outfitters, Inc. *                      38,300          678
--------------------------------------------------------------------
                                                              11,607
--------------------------------------------------------------------
SAVINGS & LOANS - 0.2%
   Washington Federal, Inc.                      13,500          303
--------------------------------------------------------------------
SEMICONDUCTORS - 2.3%
   Atmel Corp. *                                 55,200          333
   Broadcom Corp., Class A *                     27,700          840
   Hittite Microwave Corp. *                     15,700          699
   Linear Technology Corp.                       32,975        1,026
   Marvell Technology Group Ltd. *               43,700          847
   MKS Instruments, Inc. *                       20,000          406
   Photronics, Inc. *                            15,400          218
   Zoran Corp. *                                 19,800          318
--------------------------------------------------------------------
                                                               4,687
--------------------------------------------------------------------
SOFTWARE - 7.0%
   Adobe Systems, Inc. *                         47,050        1,762
   Ansys, Inc. *                                 18,400          813
   Cerner Corp. *                                35,075        1,592
   Citrix Systems, Inc. *                        47,050        1,704
   Commvault Systems, Inc. *                      2,400           43

                                                  NUMBER      VALUE
                                                OF SHARES    (000S)
COMMON STOCKS - 98.1% - CONTINUED
SOFTWARE - 7.0% - (CONTINUED)
   DivX, Inc. *                                     1,700    $    40
   Electronic Arts, Inc. *                         23,125      1,288
   Fiserv, Inc. *                                  35,350      1,665
   Global Payments, Inc.                           31,250      1,375
   Intuit, Inc. *                                  46,300      1,486
   Salesforce.com, Inc. *                          24,100        865
   SEI Investments Co.                             21,400      1,202
   SYNNEX Corp. *                                  13,300        306
--------------------------------------------------------------------
                                                              14,141
--------------------------------------------------------------------
TELECOMMUNICATIONS - 1.1%
   Amdocs Ltd. *                                   48,025      1,902
   RF Micro Devices, Inc. *                        40,000        303
--------------------------------------------------------------------
                                                               2,205
--------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 1.3%
   Hasbro, Inc.                                    64,700      1,472
   Mattel, Inc.                                    53,100      1,046
--------------------------------------------------------------------
                                                               2,518
--------------------------------------------------------------------
TRANSPORTATION - 2.4%
   CH Robinson Worldwide, Inc.                     28,225      1,258
   Expeditors International Washington, Inc.       34,900      1,556
   Overseas Shipholding Group                      12,500        772
   Ryder System, Inc.                               9,500        491
   YRC Worldwide, Inc. *                           21,000        778
--------------------------------------------------------------------
                                                               4,855
--------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------
(COST $190,886)                                              197,382

INVESTMENT COMPANY - 3.2%
   Northern Institutional Funds -
     Diversified Assets Portfolio (1)          6,472,003       6,472
--------------------------------------------------------------------
TOTAL INVESTMENT COMPANY
--------------------------------------------------------------------
(COST $6,472)                                                  6,472

See Notes to the Financial Statements.

                 NORTHERN FUNDS SEMIANNUAL REPORT     15     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)

MULTI-MANAGER MID CAP FUND (continued)

                                                PRINCIPAL
                                                 AMOUNT       VALUE
                                                 (000S)       (000S)
SHORT-TERM INVESTMENT - 0.8%
   UBS A.G., Grand Cayman,
      Eurodollar Time Deposit,
      5.38%, 10/2/06                             $1,543     $  1,543
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------
(COST $1,543)                                                  1,543

--------------------------------------------------------------------
TOTAL INVESTMENTS - 102.1%
--------------------------------------------------------------------
(COST $198,901)                                              205,397
   Liabilities less Other Assets - (2.1)%                     (4,118)
--------------------------------------------------------------------
NET ASSETS - 100.0%                                         $201,279


(1) NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

 * Non-Income Producing Security

At September 30, 2006, the industry sectors for the Multi-Manager Mid Cap Fund were:

                                     % OF LONG-TERM
INDUSTRY SECTOR                        INVESTMENTS
Consumer Discretionary                    16.3%
Consumer Staples                           2.8
Energy                                     6.7
Financials                                19.0
Health Care                               11.3
Industrials                               13.9
Information Technology                    19.5
Materials                                  4.6
Utilities                                  5.9
----------------------------------------------
Total                                    100.0%


See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     16     NORTHERN FUNDS SEMIANNUAL REPORT

                                                             MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2006 (UNAUDITED)
MULTI - MANAGER SMALL CAP FUND

                                                 NUMBER         VALUE
                                               OF SHARES        (000S)
COMMON STOCKS - 94.8%
ADVERTISING - 1.0%
   Catalina Marketing Corp.                        6,207         $ 171
   inVentiv Health, Inc. *                        22,145           709
   Sitel Corp. *                                  11,833            35
   ValueVision Media, Inc., Class A *             51,400           596
----------------------------------------------------------------------
                                                                 1,511
----------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.7%
   Heico Corp.                                     2,050            70
   L-3 Communications Holdings, Inc.               8,820           691
   Sequa Corp., Class A *                            320            30
   Triumph Group, Inc.                             5,371           228
   United Industrial Corp. of New York             2,333           125
----------------------------------------------------------------------
                                                                 1,144
----------------------------------------------------------------------
AGRICULTURE - 0.7%
   Andersons (The), Inc.                          16,635           568
   Delta & Pine Land Co.                          14,100           571
----------------------------------------------------------------------
                                                                 1,139
----------------------------------------------------------------------
AIRLINES - 0.4%
   Mesa Air Group, Inc. *                         69,700           541
----------------------------------------------------------------------
APPAREL - 1.3%
   Coach, Inc. *                                  12,785           440
   CROCS, Inc. *                                  18,335           622
   Deckers Outdoor Corp. *                         1,000            47
   Gildan Activewear, Inc. *                       7,525           365
   Guess?, Inc. *                                  2,160           105
   Gymboree Corp. *                                  900            38
   Jones Apparel Group, Inc.                       1,510            49
   Kellwood Co.                                    6,920           200
   Perry Ellis International, Inc. *               3,354           104
   Wolverine World Wide, Inc.                        860            24
----------------------------------------------------------------------
                                                                 1,994
----------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.6%
   Aftermarket Technology Corp. *                 45,000           799
   ArvinMeritor, Inc.                              6,953            99
   Autoliv, Inc.                                     750            42
   Lear Corp.                                        880            18
----------------------------------------------------------------------
                                                                   958
----------------------------------------------------------------------
BANKS - 5.3%
   BancTrust Financial Group, Inc.                    46             1
   Boston Private Financial Holdings, Inc.        28,900           806
   Cascade Bancorp                                 4,724           177
   Cathay General Bancorp                         19,290           696

                                                 NUMBER         VALUE
                                               OF SHARES        (000S)
COMMON STOCKS - 94.8% - CONTINUED
BANKS - 5.3% - (CONTINUED)
   Center Financial Corp.                            760           $18
   Central Pacific Financial Corp.                 2,380            87
   Chittenden Corp.                                1,900            55
   Community Trust Bancorp, Inc.                     540            20
   Corus Bankshares, Inc.                          6,810           152
   East-West Bancorp, Inc.                        11,885           471
   First Bancorp of North Carolina                 1,570            32
   First Regional Bancorp of California *          1,460            50
   First Republic Bank of California              24,700         1,051
   First South Bancorp, Inc. of North Carolina     1,029            31
   FNB Corp. of Virginia                             844            30
   Frontier Financial Corp.                        1,050            27
   Greater Bay Bancorp                             8,325           235
   Hanmi Financial Corp.                          15,988           313
   Horizon Financial Corp.                            89             3
   Intervest Bancshares Corp. *                    2,120            92
   Investors Financial Services Corp.              6,310           272
   Lakeland Financial Corp.                          500            12
   Nara Bancorp, Inc.                                 88             2
   Pacific Capital Bancorp                         1,100            30
   Preferred Bank of California                    3,491           209
   Prosperity Bancshares, Inc.                    29,500         1,004
   Shore Bancshares, Inc.                            994            29
   Signature Bank of New York *                   16,740           518
   Suffolk Bancorp                                   430            14
   Superior Bancorp *                             67,000           770
   Trico Bancshares                                2,050            51
   Trustmark Corp.                                 1,331            42
   Virginia Commerce Bancorp *                     4,940           110
   W. Holding Co., Inc.                          121,500           718
   Wilshire Bancorp, Inc.                          6,750           129
----------------------------------------------------------------------
                                                                 8,257
----------------------------------------------------------------------
BEVERAGES - 0.0%
   National Beverage Corp.                         4,210            50
----------------------------------------------------------------------
BIOTECHNOLOGY - 1.4%
   Applera Corp. (Celera Genomics Group) *        11,620           162
   Arqule, Inc. *                                 20,760            87
   Bio-Rad Laboratories, Inc., Class A *           1,060            75
   Diversa Corp. *                                 4,800            39
   Exelixis, Inc. *                                5,530            48
   Illumina, Inc. *                                3,018           100
   Integra LifeSciences Holdings Corp. *          33,170         1,243

See Notes to the Financial Statements.

               NORTHERN FUNDS SEMIANNUAL REPORT     17     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND (continued)

                                                 NUMBER          VALUE
                                               OF SHARES         (000S)
COMMON STOCKS - 94.8% - CONTINUED
BIOTECHNOLOGY - 1.4% - (CONTINUED)
   Maxygen, Inc. *                                 1,800             $15
   Millennium Pharmaceuticals, Inc. *             23,232             231
   Myriad Genetics, Inc. *                         3,270              81
   Savient Pharmaceuticals, Inc. *                 8,324              54
------------------------------------------------------------------------
                                                                   2,135
------------------------------------------------------------------------
BUILDING MATERIALS - 0.1%
   Comfort Systems USA, Inc.                       3,350              38
   Genlyte Group, Inc. *                             843              60
   Universal Forest Products, Inc.                   603              30
------------------------------------------------------------------------
                                                                     128
------------------------------------------------------------------------
CHEMICALS - 2.1%
   Airgas, Inc.                                   14,080             509
   American Vanguard Corp.                        27,315             382
   Arch Chemicals, Inc.                            2,497              71
   Ashland, Inc.                                     530              34
   CF Industries Holdings, Inc.                    4,540              78
   Innospec, Inc.                                  3,118              93
   Landec Corp. *                                 81,100             876
   NewMarket Corp.                                 1,624              94
   OM Group, Inc. *                                2,690             118
   PolyOne Corp. *                                 8,290              69
   RPM International,Inc.                         44,950             854
   Stepan Co.                                      2,250              66
   Symyx Technologies,Inc. *                         700              15
   Terra Industries, Inc. *                        5,730              44
------------------------------------------------------------------------
                                                                   3,303
------------------------------------------------------------------------
COMMERCIAL SERVICES - 9.2%
   Adesa, Inc.                                    40,800             943
   Albany Molecular Research, Inc. *               6,780              63
   Alderwoods Group,Inc. *                         2,444              48
   Alliance Data Systems Corp. *                  15,445             852
   Arbitron, Inc.                                  1,130              42
   BearingPoint, Inc.*                            20,292             160
   Bowne & Co., Inc.                               2,400              34
   CBIZ, Inc. *                                    7,220              53
   Central Parking Corp.                          49,690             820
   Chemed Corp.                                      440              14
   Consolidated Graphics,Inc. *                    2,000             120
   Corinthian Colleges,Inc. *                     56,000             605
   Corvel Corp. *                                  1,973              69
   CPI Corp.                                         712              35
   CRA International,Inc. *                       12,430             592

                                                 NUMBER           VALUE
                                               OF SHARES          (000S)
COMMON STOCKS - 94.8% - CONTINUED
COMMERCIAL SERVICES - 9.2% - (CONTINUED)
   Dollar Thrifty Automotive Group *               3,685            $164
   Electro Rent Corp. *                            2,490              42
   Euronet Worldwide, Inc. *                      36,790             903
   First Consulting Group, Inc. *                  5,730              56
   FirstService Corp. *                           48,540           1,156
   FTI Consulting, Inc. *                          8,400             211
   Gartner, Inc. *                                43,000             756
   Heartland Payment Systems, Inc.                32,790             853
   Huron Consulting Group, Inc. *                 35,640           1,397
   ICT Group, Inc. *                               1,160              37
   Jackson Hewitt Tax Service, Inc.                3,100              93
   Kforce, Inc. *                                108,045           1,289
   Laureate Education, Inc.*                      14,430             691
   Live Nation, Inc. *                             3,190              65
   Morningstar, Inc. *                               760              28
   MPS Group, Inc. *                              17,290             261
   PHH Corp. *                                    11,258             308
   Providence Service (The) Corp. *               21,070             581
   Rewards Network, Inc. *                         2,842              14
   Service Corp.International                      8,010              75
   Sotheby's                                       1,300              42
   Spherion Corp. *                               23,011             165
   Standard Parking Corp. *                          371              12
   Stewart Enterprises, Inc., Class A              3,680              22
   TeleTech Holdings, Inc. *                       2,480              39
   Viad Corp.                                        900              32
   Volt Information Sciences, Inc. *               2,711              96
   WNS Holdings Ltd. ADR *                        17,400             497
------------------------------------------------------------------------
                                                                  14,335
------------------------------------------------------------------------
COMPUTERS - 2.1%
   Agilysys, Inc.                                  4,220              59
   Ansoft Corp. *                                  6,131             153
   Brocade Communications Systems, Inc. *         30,525             215
   CACI International, Inc., Class A *            16,190             891
   CIBER, Inc. *                                   4,613              30
   Electronics for Imaging, Inc. *                 2,000              46
   Manhattan Associates,  Inc. *                  33,800             816
   Mentor Graphics Corp.*                         13,983             197
   MTS Systems Corp.                                 760              24
   Netscout Systems, Inc.*                         5,304              34
   SYKES Enterprises, Inc.*                        1,510              31
   Synopsys, Inc. *                               13,480             266

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     18     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                 NUMBER          VALUE
                                               OF SHARES         (000S)
COMMON STOCKS - 94.8% - CONTINUED
COMPUTERS - 2.1% - (CONTINUED)
   Unisys Corp. *                                 98,700            $559
------------------------------------------------------------------------
                                                                   3,321
------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.0%
   Parlux Fragrances, Inc. *                      10,160              52
------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 3.0%
   Beacon Roofing Supply, Inc.*                   46,920             950
   BlueLinx Holdings, Inc.                         7,680              73
   Central European Distribution Corp. *          27,550             645
   Huttig Building Products, Inc. *               66,700             369
   Ingram Micro, Inc., Class A *                   1,840              35
   Pool Corp.                                     13,330             513
   Scansource, Inc. *                             44,330           1,345
   Tech Data Corp. *                               2,797             102
   United Stationers, Inc. *                      12,738             592
------------------------------------------------------------------------
                                                                   4,624
------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.6%
   Accredited Home Lenders Holding Co. *           2,218              80
   Affiliated Managers Group, Inc. *               5,900             591
   Credit Acceptance Corp. *                       2,687              80
   Financial Federal Corp.                           516              14
   IntercontinentalExchange, Inc. *                9,800             736
   Knight Capital Group, Inc., Class A *           4,910              89
   National Financial Partners Corp.              21,700             890
   Penson Worldwide, Inc. *                       32,450             582
   Piper Jaffray Cos. *                            1,620              98
   SWS Group, Inc.                                 3,651              91
   TradeStation Group, Inc. *                      2,635              40
   World Acceptance Corp. *                       17,598             774
------------------------------------------------------------------------
                                                                   4,065
------------------------------------------------------------------------
ELECTRIC - 1.4%
   Avista Corp.                                    8,439             200
   Central Vermont Public Service Corp.            2,150              48
   Dynegy, Inc., Class A *                       101,700             563
   Idacorp, Inc.                                   2,040              77
   ITC Holdings Corp.                             31,000             967
   NorthWestern Corp.                              1,510              53
   Portland General Electric Co.                   1,330              32
   Reliant Energy, Inc. *                          4,000              49
   Unisource Energy Corp.                          3,000             100
   Westar Energy, Inc.                             3,135              74
------------------------------------------------------------------------
                                                                   2,163
------------------------------------------------------------------------

                                                 NUMBER           VALUE
                                               OF SHARES          (000S)
COMMON STOCKS - 94.8% - CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
   Ametek, Inc.                                    8,400            $366
   Encore Wire Corp. *                             3,053             108
   General Cable Corp. *                           3,440             131
   Greatbatch, Inc. *                              1,025              23
   Superior Essex, Inc. *                          5,300             182
------------------------------------------------------------------------
                                                                     810
------------------------------------------------------------------------
ELECTRONICS - 3.8%
   Analogic Corp.                                    430              22
   Arrow Electronics, Inc. *                       1,510              41
   Benchmark Electronics, Inc.*                   35,400             952
   Coherent, Inc. *                               20,240             701
   Flir Systems, Inc. *                           36,220             984
   International DisplayWorks, Inc. *             90,215             575
   Kemet Corp. *                                   3,460              28
   LoJack Corp. *                                 41,100             805
   Molecular Devices Corp. *                       2,316              43
   OSI Systems, Inc. *                             2,160              42
   Planar Systems, Inc. *                          4,440              50
   Rofin-Sinar Technologies, Inc. *                1,980             120
   Sonic Solutions, Inc. *                        34,946             533
   Tektronix, Inc.                                   174               5
   Varian, Inc. *                                  2,810             129
   Watts Water Technologies, Inc., Class A        24,300             772
   Woodward Governor Co.                             540              18
   Zygo Corp. *                                    2,200              28
------------------------------------------------------------------------
                                                                   5,848
------------------------------------------------------------------------
ENERGY - ALTERNATE SOURCES - 0.0%
   MGP Ingredients, Inc.                           1,800              38
------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.2%
   EMCOR Group, Inc. *                             4,470             245
   Granite Construction, Inc.                        425              23
------------------------------------------------------------------------
                                                                     268
------------------------------------------------------------------------
ENTERTAINMENT - 1.5%
   Carmike Cinemas, Inc.                          26,300             452
   Churchill Downs, Inc.                           1,080              45
   Dover Downs Gaming & Entertainment, Inc.        6,656              81
   Lions Gate Entertainment Corp. *               83,700             838
   Penn National Gaming, Inc. *                   15,890             580
   Scientific Games Corp., Class A *              11,530             367
------------------------------------------------------------------------
                                                                   2,363
------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.0%
   American Ecology Corp.                            820              16
------------------------------------------------------------------------

See Notes to the Financial Statements.

                NORTHERN FUNDS SEMIANNUAL REPORT     19     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND (continued)

                                                     NUMBER           VALUE
                                                    OF SHARES         (000S)
COMMON STOCKS - 94.8% - CONTINUED
FOOD - 2.1%
   Flowers Foods, Inc.                                  2,690             $72
   Fresh Del Monte Produce, Inc.                       25,800             449
   Great Atlantic & Pacific Tea Co.                     1,190              29
   Imperial Sugar Co.                                   1,260              39
   Ingles Markets, Inc., Class A                        2,020              53
   J & J Snack Foods Corp.                             26,400             821
   Performance Food Group Co. *                        28,383             797
   Seaboard Corp.                                          25              30
   Spartan Stores, Inc.                                 5,473              93
   SunOpta, Inc. *                                     85,720             906
-----------------------------------------------------------------------------
                                                                        3,289
-----------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.7%
   Neenah Paper, Inc.                                  29,200             999
   Schweitzer-Mauduit International, Inc.               3,890              74
-----------------------------------------------------------------------------
                                                                        1,073
-----------------------------------------------------------------------------
GAS - 0.6%
   New Jersey Resources Corp.                          19,900             981
-----------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.0%
   Regal-Beloit Corp.                                     700             31
-----------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 4.0%
   Bruker BioSciences Corp. *                             422               3
   Cooper Cos., Inc.                                   13,500             722
   Dade Behring Holdings, Inc.                         11,690             469
   Gen-Probe, Inc. *                                       43               2
   Immucor, Inc. *                                      2,490              56
   Kyphon, Inc. *                                      27,500           1,029
   LCA-Vision, Inc.                                       650              27
   Luminex Corp. *                                      5,110              93
   Mentor Corp.                                         4,200             212
   Neurometrix, Inc. *                                    760              14
   NuVasive, Inc. *                                    35,060             705
   Palomar Medical Technologies, Inc. *                 1,177              50
   Resmed, Inc. *                                      33,925           1,366
   SurModics, Inc. *                                   19,810             696
   Ventana Medical Systems, Inc. *                      2,260              92
   Viasys Healthcare, Inc. *                            1,800              49
   West Pharmaceutical Services, Inc.                  13,870             545
   Zoll Medical Corp. *                                 1,840              66
-----------------------------------------------------------------------------
                                                                        6,196
-----------------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.5%
   AMERIGROUP Corp. *                                   5,128             151
   Genesis HealthCare Corp. *                             851              41

                                                     NUMBER           VALUE
                                                    OF SHARES         (000S)
COMMON STOCKS - 94.8% - CONTINUED
HEALTHCARE - SERVICES - 2.5% - (CONTINUED)
   Healthways, Inc. *                                  24,400          $1,088
   Magellan Health Services,Inc. *                      1,900              81
   Matria Healthcare, Inc. *                           30,220             840
   Molina Healthcare, Inc. *                            3,082             109
   Option Care, Inc.                                   45,200             605
   Psychiatric Solutions, Inc. *                       25,040             854
   Sierra Health Services, Inc. *                         500              19
   Sunrise Senior Living, Inc. *                          237               7
-----------------------------------------------------------------------------
                                                                        3,795
-----------------------------------------------------------------------------
HOME BUILDERS - 0.4%
   Amrep Corp.                                            650              32
   Winnebago Industries,Inc.                           16,750             525
-----------------------------------------------------------------------------
                                                                          557
-----------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
   American Woodmark Corp.                              1,460              49
   Kimball International, Inc., Class B                 1,600              31
   Stanley Furniture Co., Inc.                          1,418              30
-----------------------------------------------------------------------------
                                                                          110
-----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   American Greetings Corp., Class A                    5,875             136
   CSS Industries, Inc.                                   700              21
   Jarden Corp. *                                      16,565             546
   Yankee Candle Co., Inc.                              2,160              63
-----------------------------------------------------------------------------
                                                                          766
-----------------------------------------------------------------------------
INSURANCE - 3.5%
   American Physicians Capital, Inc. *                  1,251              60
   Argonaut Group, Inc. *                               2,700              84
   Assured Guaranty Ltd.                               25,790             669
   FBL Financial Group, Inc., Class A                   1,080              36
   FPIC Insurance Group,Inc. *                             32               1
   Infinity Property & Casualty Corp.                  23,900             983
   Meadowbrook Insurance Group, Inc. *                  2,380              27
   Ohio Casualty Corp.                                  2,050              53
   Presidential Life Corp.                                760              17
   Primus Guaranty Ltd. *                              43,160             523
   Safety Insurance Group,Inc.                            355              17
   SCPIE Holdings, Inc. *                                 760              18
   SeaBright Insurance Holdings, Inc. *                 7,139             100
   Selective Insurance Group,Inc.                      21,281           1,119
   Stancorp Financial Group,Inc.                       10,000             446
   Stewart Information Services Corp.                  19,000             661
   Tower Group, Inc.                                    1,730              58

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     20     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                     NUMBER         VALUE
                                                   OF SHARES        (000S)
COMMON STOCKS - 94.8% - CONTINUED
INSURANCE - 3.5% - (CONTINUED)
   W.R. Berkley Corp.                                 17,470            $618
----------------------------------------------------------------------------
                                                                       5,490
----------------------------------------------------------------------------
INTERNET - 3.8%
   24/7 Real Media, Inc. *                            61,410             525
   Art Technology Group, Inc. *                        7,165              18
   CyberSource Corp. *                                53,570             634
   Digital Insight Corp. *                             3,240              95
   Infospace, Inc. *                                   8,293             153
   Interwoven, Inc. *                                  8,650              95
   j2 Global Communications, Inc. *                   37,690           1,024
   Knot (The), Inc. *                                    900              20
   RealNetworks, Inc. *                               16,060             170
   Redback Networks, Inc. *                            5,180              72
   S1 Corp. *                                         18,490              85
   SonicWALL, Inc. *                                  12,230             134
   TheStreet.com, Inc.                                   600               6
   TIBCO Software, Inc. *                              4,020              36
   Tumbleweed Communications Corp. *                 176,290             497
   ValueClick, Inc. *                                 58,760           1,090
   Vignette Corp. *                                    6,160              83
   WebEx Communications, Inc. *                       26,530           1,035
   webMethods, Inc. *                                  8,046              62
----------------------------------------------------------------------------
                                                                       5,834
----------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.5%
   Apollo Investment Corp.                             1,467              30
   Capital Southwest Corp.                               105              13
   Gladstone Capital Corp.                             1,700              37
   Medallion Financial Corp.                          54,610             602
----------------------------------------------------------------------------
                                                                         682
----------------------------------------------------------------------------
IRON/STEEL - 0.1%
   Olympic Steel, Inc.                                 3,439              85
   Steel Technologies, Inc.                            1,620              32
   Wheeling-Pittsburgh Corp. *                         1,410              24
----------------------------------------------------------------------------
                                                                         141
----------------------------------------------------------------------------
LEISURE TIME - 1.0%
   Ambassadors Group, Inc.                             2,787              79
   Arctic Cat, Inc.                                    6,584             109
   Cybx International, Inc. *                         98,215             653
   K2, Inc. *                                         58,800             690
----------------------------------------------------------------------------
                                                                       1,531
----------------------------------------------------------------------------

                                                     NUMBER          VALUE
                                                   OF SHARES         (000S)
COMMON STOCKS - 94.8% - CONTINUED
LODGING - 0.1%
   Lodgian, Inc. *                                     6,131             $81
   Marcus Corp.                                        4,540             104
   Monarch Casino & Resort, Inc. *                       340               7
----------------------------------------------------------------------------
                                                                         192
----------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.2%
   Terex Corp. *                                       7,720             349
----------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.1%
   AGCO Corp. *                                       36,690             930
   Applied Industrial Technologies, Inc.               1,190              29
   Flow International Corp. *                         38,895             505
   Gerber Scientific, Inc. *                           5,099              76
   NACCO Industries, Inc., Class A                     1,610             219
----------------------------------------------------------------------------
                                                                       1,759
----------------------------------------------------------------------------
MEDIA - 1.3%
   Belo Corp., Class A                                11,750             186
   Central European Media Enterprises Ltd. *          14,700             985
   Cox Radio, Inc., Class A *                         17,546             269
   Radio One, Inc., Class D *                         31,500             197
   Saga Communications, Inc., Class A *               12,900             100
   Scholastic Corp. *                                  6,380             199
----------------------------------------------------------------------------
                                                                       1,936
----------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.1%
   Ampco-Pittsburgh Corp.                                990              31
   Ladish Co., Inc. *                                  1,816              52
   NS Group, Inc. *                                      558              36
   Worthington Industries,Inc.                         3,400              58
----------------------------------------------------------------------------
                                                                         177
----------------------------------------------------------------------------
MINING - 0.1%
   USEC, Inc.                                         14,380             139
----------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.6%
   Acuity Brands, Inc.                                 2,920             133
   Aptargroup, Inc.                                      600              30
   EnPro Industries, Inc. *                            2,177              65
   Freightcar America, Inc.                              700              37
   Harsco Corp.                                        4,400             342
   Hexcel Corp. *                                     57,000             807
   Matthews International Corp., Class A              34,570           1,272
   Roper Industries, Inc.                             10,200             456
   Smith (A.O.) Corp.                                    700              28
   SPX Corp.                                           2,206             118

See Notes to the Financial Statements.

               NORTHERN FUNDS SEMIANNUAL REPORT     21     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND (continued)

                                                          NUMBER           VALUE
                                                         OF SHARES         (000S)
COMMON STOCKS - 94.8% - CONTINUED
MISCELLANEOUS MANUFACTURING - 2.6% - (CONTINUED)
   Tredegar Corp.                                           43,549            $729
----------------------------------------------------------------------------------
                                                                             4,017
----------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   IKON Office Solutions, Inc.                              25,769             346
----------------------------------------------------------------------------------
OIL & GAS - 0.4%
   Aurora Oil & Gas Corp. *                                  6,425              20
   Clayton Williams Energy, Inc. *                             600              18
   Holly Corp.                                               6,066             263
   Swift Energy Co. *                                        7,930             331
----------------------------------------------------------------------------------
                                                                               632
----------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.0%
   Lufkin Industries, Inc.                                   9,940             526
   Oceaneering International, Inc. *                        37,500           1,155
   Tidewater, Inc.                                           3,500             155
   Trico Marine Services, Inc. *                             2,893              98
   Universal Compression Holdings, Inc. *                    1,300              69
   Veritas DGC, Inc. *                                      17,403           1,145
----------------------------------------------------------------------------------
                                                                             3,148
----------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.0%
   AEP Industries, Inc. *                                    1,300              55
----------------------------------------------------------------------------------
PHARMACEUTICALS - 2.3%
   Alkermes, Inc. *                                         18,105             287
   Alpharma, Inc., Class A                                   3,800              89
   Caraco Pharmaceutical Laboratories Ltd. *                 9,919             101
   Cephalon, Inc. *                                            520              32
   Combinatorx, Inc. *                                       6,300              39
   Connetics Corp. *                                         2,777              30
   King Pharmaceuticals, Inc. *                             13,196             225
   NBTY, Inc. *                                              3,435             101
   Noven Pharmaceuticals, Inc. *                             4,212             102
   Nuvelo, Inc. *                                            2,100              38
   Pain Therapeutics, Inc. *                                16,458             142
   Par Pharmaceutical Cos., Inc. *                          17,900             326
   Santarus, Inc. *                                        104,230             773
   Sciele Pharma, Inc. *                                    28,935             545
   Tanox, Inc. *                                             7,726              91
   USANA Health Sciences, Inc. *                             3,528             157
   VCA Antech, Inc. *                                       14,050             507
   Watson Pharmaceuticals, Inc. *                            2,048              54
----------------------------------------------------------------------------------
                                                                             3,639
----------------------------------------------------------------------------------
REAL ESTATE - 0.1%
   Avatar Holdings, Inc. *                                     303              18

                                                           NUMBER           VALUE
                                                         OF SHARES          (000S)
COMMON STOCKS - 94.8% - CONTINUED
REAL ESTATE - 0.1% - (CONTINUED)
   Californina Coastal Communities, Inc. *                   1,480             $30
   Jones Lang LaSalle, Inc.                                  1,235             106
   Tarragon Corp.                                            5,500              57
----------------------------------------------------------------------------------
                                                                               211
----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 1.5%
   American Home Mortgage Investment Corp.                  10,283             359
   Arbor Realty Trust, Inc.                                  4,160             106
   CentraCore Properties Trust                               2,240              71
   FelCor Lodging Trust, Inc.                                7,050             141
   Franklin Street Properties Corp.                          6,414             127
   Gramercy Capital Corp. of New York                          850              22
   Medical Properties Trust, Inc.                           13,596             182
   New Century Financial Corp.                               5,281             208
   Newkirk Realty Trust, Inc.                               17,292             285
   NorthStar Realty Finance Corp.                            3,570              45
   RAIT Investment Trust                                     5,802             168
   Redwood Trust, Inc.                                       2,100             106
   Senior Housing Properties Trust                           8,143             174
   SL Green Realty Corp.                                        90              10
   Spirit Finance Corp.                                     21,040             244
   Winston Hotels, Inc.                                      8,838             109
   Winthrop Realty Trust                                     3,920              25
----------------------------------------------------------------------------------
                                                                             2,382
----------------------------------------------------------------------------------
RETAIL - 5.2%
   Abercrombie & Fitch Co., Class A                          9,185             638
   AC Moore Arts & Crafts, Inc. *                           54,170           1,031
   Asbury Automotive Group, Inc.                             6,157             127
   Autonation, Inc. *                                        3,240              68
   Big Lots, Inc. *                                          4,030              80
   Bob Evans Farms, Inc.                                     1,900              58
   Books-A-Million, Inc.                                     3,320              59
   Borders Group, Inc.                                       2,570              52
   Brown Shoe Co., Inc.                                      3,140             113
   Cash America International, Inc.                            970              38
   Cato (The) Corp., Class A                                 1,500              33
   CEC Entertainment, Inc. *                                 3,840             121
   Charming Shoppes, Inc. *                                  2,100              30
   Christopher & Banks Corp.                                 1,710              50
   Dillard's, Inc., Class A                                  5,280             173
   Dress Barn, Inc. *                                        3,780              82
   Ezcorp, Inc., Class A *                                   1,724              67
   First Cash Financial Services, Inc. *                     1,880              39

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     22     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

                                                  NUMBER          VALUE
                                                OF SHARES         (000S)
COMMON STOCKS - 94.8% - CONTINUED
RETAIL - 5.2% - (CONTINUED)
   Fred's, Inc.                                    38,600           $487
   Jack in the Box, Inc. *                          3,610            188
   Jos. A. Bank Clothiers, Inc. *                  20,525            615
   Lithia Motors, Inc., Class A                     1,840             45
   Lone Star Steakhouse & Saloon, Inc.              2,840             79
   Luby's, Inc. *                                   3,780             37
   Nu Skin Enterprises, Inc., Class A               1,800             32
   O'Charleys, Inc. *                               6,230            118
   Office Depot, Inc. *                            16,390            651
   Papa John's International, Inc. *                4,294            155
   Payless Shoesource, Inc. *                       3,200             80
   Retail Ventures, Inc. *                          1,324             20
   Rush Enterprises, Inc., Class A *                3,960             66
   School Specialty, Inc. *                        17,000            600
   Shoe Carnival, Inc. *                            3,973            100
   Sonic Automotive, Inc.                           2,970             69
   Stage Stores, Inc.                               2,808             82
   Syms Corp. *                                     2,325             47
   Systemax, Inc. *                                 2,097             34
   Tractor Supply Co. *                            20,670            997
   United Auto Group, Inc.                          1,400             33
   World Fuel Services Corp.                       17,890            724
------------------------------------------------------------------------
                                                                   8,118
------------------------------------------------------------------------
SAVINGS & LOANS - 0.6%
   BankUnited Financial Corp., Class A              9,929            259
   Downey Financial Corp.                           5,400            359
   Partners Trust Financial Group, Inc.            14,240            152
   PFF Bancorp, Inc.                                  800             30
   TierOne Corp.                                    3,140            107
------------------------------------------------------------------------
                                                                     907
------------------------------------------------------------------------
SEMICONDUCTORS - 4.1%
   Actel Corp. *                                    9,174            143
   ARM Holdings PLC ADR                            67,460            442
   Atmel Corp. *                                   12,601             76
   BTU International, Inc. *                       56,685            682
   Cirrus Logic, Inc. *                            22,206            162
   Diodes, Inc. *                                  13,035            563
   DSP Group, Inc. *                                9,940            227
   Exar Corp. *                                     3,300             44
   Genesis Microchip, Inc. *                        2,500             29
   LSI Logic Corp. *                                   16              -
   Omnivision Technologies, Inc. *                  5,780             82

                                                  NUMBER          VALUE
                                                OF SHARES         (000S)
COMMON STOCKS - 94.8% - CONTINUED
SEMICONDUCTORS - 4.1% - (CONTINUED)
   ON Semiconductor Corp. *                       108,945           $641
   Rudolph Technologies, Inc. *                    36,555            670
   Silicon Image, Inc. *                            3,950             50
   Silicon Motion Technology Corp. ADR *           40,335            671
   Tessera Technologies, Inc. *                    15,490            539
   Triquint Semiconductor, Inc. *                  20,430            106
   Varian Semiconductor Equipment
     Associates, Inc. *                            19,630            720
   Veeco Instruments, Inc. *                        1,268             26
   Volterra Semiconductor Corp. *                  32,720            532
------------------------------------------------------------------------
                                                                   6,405
------------------------------------------------------------------------
SOFTWARE - 6.2%
   Activision, Inc. *                              33,730            509
   Actuate Corp. *                                  4,570             20
   Advent Software, Inc. *                            100              4
   Altiris, Inc. *                                  4,010             85
   American Reprographics Co. *                    19,510            625
   Ansys, Inc. *                                      760             34
   Aspen Technology, Inc. *                         4,900             53
   Avid Technology, Inc. *                         15,000            546
   Blackbaud, Inc.                                  3,405             75
   Business Objects S.A. ADR *                     21,600            736
   Cognos, Inc. *                                  13,830            505
   CSG Systems International, Inc. *                8,320            220
   Eclipsys Corp. *                                45,820            821
   Global Payments, Inc.                            7,290            321
   Hyperion Solutions Corp. *                      22,500            776
   JDA Software Group, Inc. *                       4,430             68
   Keane, Inc. *                                    4,100             59
   MapInfo Corp. *                                  3,900             50
   MicroStrategy, Inc., Class A *                   2,004            204
   Nuance Communications, Inc. *                   69,960            572
   OPNET Technologies, Inc. *                       1,360             18
   PDF Solutions, Inc. *                           25,520            280
   Schawk, Inc.                                    35,700            650
   SEI Investments Co.                              2,296            129
   Smith Micro Software, Inc. *                    57,830            832
   SPSS, Inc. *                                     1,230             31
   Sybase, Inc. *                                   1,300             31
   Synchronoss Technologies, Inc. *                51,505            488
   Transaction Systems Architects, Inc. *             200              7

See Notes to the Financial Statements.

               NORTHERN FUNDS SEMIANNUAL REPORT     23     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND (continued)

                                                         NUMBER          VALUE
                                                       OF SHARES         (000S)
COMMON STOCKS - 94.8% - CONTINUED
SOFTWARE - 6.2% - (CONTINUED)
   Ultimate Software Group,Inc. *                          37,490           $882
--------------------------------------------------------------------------------
                                                                           9,631
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.6%
   3Com Corp. *                                            11,226             50
   Adaptec, Inc. *                                          6,900             30
   Amdocs Ltd. *                                           14,560            577
   Anaren, Inc. *                                           6,700            141
   Broadwing Corp. *                                           75              1
   CalAmp Corp. *                                           5,040             31
   Carrier Access Corp. *                                  16,068            114
   Comverse Technology, Inc. *                             23,240            498
   CT Communications, Inc.                                  8,400            182
   Ditech Networks, Inc. *                                 14,704            113
   General Communication, Inc., Class A *                  83,000          1,028
   Golden Telecom, Inc.                                     3,240             98
   Hypercom Corp. *                                         4,643             32
   Interdigital Communications Corp. *                      4,400            150
   Leap Wireless International, Inc. *                      1,410             68
   Lightbridge, Inc. *                                      3,890             46
   NeuStar, Inc., Class A *                                17,290            480
   NII Holdings, Inc. *                                    11,480            714
   Oplink Communications, Inc. *                            1,410             28
   Polycom, Inc. *                                          9,440            232
   Sirenza Microdevices, Inc. *                            68,897            544
   Sycamore Networks, Inc. *                               32,060            121
   Syniverse Holdings, Inc. *                               4,625             69
   USA Mobility, Inc.                                      10,795            247
   UTStarcom, Inc. *                                        6,920             61
--------------------------------------------------------------------------------
                                                                           5,655
--------------------------------------------------------------------------------
TEXTILES - 0.7%
   G&K Services, Inc., Class A                              6,700            244
   Unifirst Corp. of Massachusetts                         28,000            875
--------------------------------------------------------------------------------
                                                                           1,119
--------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.6%
   Marvel Entertainment, Inc. *                             8,800            213
   RC2 Corp. *                                             19,600            657
--------------------------------------------------------------------------------
                                                                             870
--------------------------------------------------------------------------------
TRANSPORTATION - 4.1%
   American Commercial Lines, Inc. *                        7,459            444
   Arkansas Best Corp.                                        860             37
   Atlas Air Worldwide Holdings, Inc. *                    11,705            509
   Bristow Group, Inc. *                                      970             33

                                                          NUMBER         VALUE
                                                        OF SHARES        (000S)
COMMON STOCKS - 94.8% - CONTINUED
TRANSPORTATION - 4.1% - (CONTINUED)
   Celadon Group, Inc. *                                   39,880           $664
   Knight Transportation, Inc.                             67,430          1,143
   Landstar System, Inc.                                   10,200            436
   Marten Transport Ltd. *                                 59,800          1,022
   Overseas Shipholding Group                               2,350            145
   P.A.M. Transportation Services, Inc. *                   3,010             75
   Saia, Inc. *                                             4,292            140
   Swift Transportation Co., Inc. *                         3,560             85
   Tsakos Energy Navigation Ltd.                           21,500            959
   U.S. Xpress Enterprises, Inc., Class A *                 6,625            153
   USA Truck, Inc. *                                       29,500            562
--------------------------------------------------------------------------------
                                                                           6,407
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(COST $142,045)                                                          147,633

INVESTMENT COMPANIES - 5.3%
   iShares Russell 2000 Index Fund                          6,646            479
   iShares Russell 2000 Value Index Fund                   27,000          1,991
   Northern Institutional Funds -
     Diversified Assets Portfolio(1)                    5,808,972          5,809
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
--------------------------------------------------------------------------------
(COST $8,292)                                                              8,279

                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                         (000S)          (000S)
SHORT-TERM INVESTMENT - 0.5%
   UBS A.G., Grand Cayman,
     Eurodollar Time Deposit,
     5.38%, 10/2/06                                          $811            811
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $811)                                                                  811
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.6%
--------------------------------------------------------------------------------
(COST $151,148)                                                          156,723
   Liabilities less Other Assets - (0.6)%                                   (936)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $155,787

(1) NTI is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.

* Non-Income Producing Security

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     24     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

At September 30, 2006, the industry sectors for the Multi-Manager Small Cap Fund were:

                                           % OF LONG-TERM
INDUSTRY SECTOR                              INVESTMENTS
Consumer Discretionary                          15.2%
Consumer Staples                                 3.6
Energy                                           3.9
Financials                                      16.5
Health Care                                     11.9
Industrials                                     18.0
Information Technology                          23.7
Materials                                        3.1
Telecommunication Services                       2.0
Utilities                                        2.1
---------------------------------------------------------
Total                                          100.0%

See Notes to the Financial Statements.

              NORTHERN FUNDS SEMIANNUAL REPORT      25     MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 36 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Multi-Manager International Equity, Multi-Manager Mid Cap, and Multi-Manager Small Cap Funds (collectively, the "Funds") are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein. The Funds commenced investment operations on June 22, 2006.

Northern Trust Global Advisors, Inc. ("NTGA") is a direct subsidiary of Northern Trust Corporation and Northern Trust Investments, N.A. ("NTI") is a direct subsidiary of The Northern Trust Company ("Northern Trust"), and serve jointly as the investment advisers of the Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value ("NAV"). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.


MULTI-MANAGER FUNDS   26      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

B) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

C) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in forward foreign currency exchange contracts.

D) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. The Funds invest uninvested cash in the Diversified Assets Portfolio of Northern Institutional Funds, which is advised by NTI.

E) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

F) REDEMPTION FEES - The Multi-Manager International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund's prospectus.

There were no redemption fees for the period ended September 30, 2006, for the Multi-Manager International Equity Fund.

G) DISTRIBUTIONS TO SHAREHOLDERS - Distribution of dividends from net investment income, if any, are declared and paid as follows:

                                                 DECLARATION AND
                                                PAYMENT FREQUENCY
  ----------------------------------------------------------------
  Multi-Manager International Equity                ANNUALLY
  Multi-Manager Mid Cap                             ANNUALLY
  Multi-Manager Small Cap                           ANNUALLY
  ----------------------------------------------------------------

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the

                   NORTHERN FUNDS SEMIANNUAL REPORT       27 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

H) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and
0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2006, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the period ended September 30, 2006.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a joint advisory fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund's average daily net assets). For the period ended September 30, 2006, the investment advisers agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations set forth below. The annual advisory fees and expense limitations for the Funds during this period were as follows:

                                             ANNUAL
                                            ADVISORY     EXPENSE
                                              FEES     LIMITATIONS
  -----------------------------------------------------------------
  Multi-Manager International Equity          1.10%       1.45%
  Multi-Manager Mid Cap                       0.90%       1.20%
  Multi-Manager Small Cap                     1.10%       1.40%
  -----------------------------------------------------------------

The reimbursements described above are voluntary and may be modified or terminated at any time.

Pursuant to the Investment Advisory Agreement with the Trust, each of NTI and NTGA is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI and NTGA oversee and monitor the selection and performance of Sub-Advisers and allocate resources among the Sub-Advisers. The Sub-Advisers manage each Fund's investment portfolio pursuant to Sub-Advisory Agreements with NTI and NTGA.

Altrinsic Global Advisors, LLC, Nicholas-Applegate Capital Management, LLC, Oechsle International Advisors, LLC and Tradewinds NWQ Global Investors, LLC are the sub-advisers for the Multi-Manager International Equity Fund.

Geneva Capital Management Ltd., LSV Asset Management and TCW Investment Management Company are the sub-advisers for the Multi-Manager Mid Cap Fund.

Goldman Sachs Asset Management, L.P., Metropolitan West Capital Management, LLC, NorthPointe Capital, LLC and William Blair & Company, LLC are the sub-advisers for the Multi-Manager Small Cap Fund.

The Investment Advisers are responsible for payment to these sub-advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund's average daily net assets.


MULTI-MANAGER FUNDS   28      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains, and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2006, the amounts payable for the Multi-Manager International Equity, Multi-Manager Mid Cap and Multi-Manager Small Cap Funds were less than $1,000.

5 INVESTMENT TRANSACTIONS

For the period ended September 30, 2006, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

                                                                       PURCHASES                             SALES
                                                          ----------------------------------- -----------------------------------
  Amounts in thousands                                     U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
  -------------------------------------------------------------------------------------------------------------------------------
  Multi-Manager International Equity                            $  --           $542,614            $  --            $41,304
  Multi-Manager Mid Cap                                            --            199,152               --              7,340
  Multi-Manager Small Cap                                          --            178,286               --             33,281
  -------------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                             UNREALIZED        UNREALIZED                          COST BASIS
  Amounts in thousands                                      APPRECIATION      DEPRECIATION    NET APPRECIATION    OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------------
  Multi-Manager International Equity                           $23,317           $(6,068)          $17,249          $542,924
  Multi-Manager Mid Cap                                         10,015            (3,519)            6,496           198,901
  Multi-Manager Small Cap                                        8,756            (3,181)            5,575           151,148
  -------------------------------------------------------------------------------------------------------------------------------

6 CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the period ended September 30, 2006, were as follows:

                                                       PROCEEDS     SHARES FROM                                  PAYMENTS FOR
                                                         FROM        REINVESTED    REINVESTMENT      SHARES         SHARES
  Amounts in thousands                SHARES SOLD    SHARES SOLD     DIVIDENDS     OF DIVIDENDS     REDEEMED       REDEEMED
  ----------------------------------------------------------------------------------------------------------------------------
  Multi-Manager International Equity     52,602        $541,472           --            $--           (316)        $(3,309)
  Multi-Manager Mid Cap                  20,027         200,360           --             --           (484)         (4,854)
  Multi-Manager Small Cap                15,848         158,384           --             --           (757)         (7,624)
  ----------------------------------------------------------------------------------------------------------------------------

                                           NET            NET
                                         INCREASE       INCREASE
  Amounts in thousands                  IN SHARES    IN NET ASSETS
  Multi-Manager International Equity      52,286        $538,163
  Multi-Manager Mid Cap                   19,543         195,506
  Multi-Manager Small Cap                 15,091         150,760
  --------------------------------------------------------------------------------


                   NORTHERN FUNDS SEMIANNUAL REPORT       29 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FUND EXPENSES                                     SEPTEMBER 30, 2006 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Multi-Manager International Equity Fund; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006, through September 30, 2006.


ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/06 - 9/30/06" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 27) in the Multi-Manager International Equity Fund. If these fees were included, your costs would have been higher. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MULTI-MANAGER INTERNATIONAL EQUITY (1)

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.45%     $1,000.00    $1,063.00         $7.50
  Hypothetical             1.45%     $1,000.00    $1,017.80         $7.33**
  ----------------------------------------------------------------------------

MULTI-MANAGER MID CAP (1)

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.20%     $1,000.00    $1,030.00         $6.11
  Hypothetical             1.20%     $1,000.00    $1,019.05         $6.07**
  ----------------------------------------------------------------------------

MULTI-MANAGER SMALL CAP (1)

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/06      9/30/06    4/1/06 - 9/30/06
  ----------------------------------------------------------------------------
  Actual                   1.40%     $1,000.00    $1,033.00         $7.13
  Hypothetical             1.40%     $1,000.00    $1,018.05         $7.08**
  ----------------------------------------------------------------------------

(1)The Funds commenced operations on June 22, 2006. To calculate account values and expenses paid the 101 day rate of return was used (as opposed to the 6 month rate of return).

* Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the period ended September 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

** Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.


MULTI-MANAGER FUNDS   30      NORTHERN FUNDS SEMIANNUAL REPORT

                                                             MULTI-MANAGER FUNDS

   TRUSTEES AND OFFICERS                          SEPTEMBER 30, 2006 (UNAUDITED)

   APPROVAL OF ADVISORY AGREEMENTS


   The Multi-Manager Board of Trustees ("Multi-Manager Trustees") oversee the management of the Multi-Manager Funds and review the investment performance and expenses of the Multi-Manager International Equity, Mid Cap and Small Cap Funds (together, the "Multi-Manager Funds"). In addition, the Multi-Manager Trustees determine annually whether to re-approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Multi-Manager Funds with the Investment Advisers. The Multi-Manager Trustees also determine annually whether to approve and continue the Sub-Advisory Agreements with each of the Sub-Advisers (together, "Sub-Advisers") to the Multi-Manager Funds.

   The Advisory Agreement was initially approved with respect to each of the Multi-Manager Funds by the Multi-Manager Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at a meeting held on June 20, 2006 (the "June Meeting"). The Multi-Manager Trustees also received information regarding the Multi-Manager Funds' investment objectives, strategies and restrictions and expense ratios and the Investment Advisers' process for selecting and monitoring Sub-Advisers at meetings held on May 5, 2006 (the "May Meeting") and February 17, 2006 (the "February Meeting"). Further, the Governance Committee of the Board of Trustees of Northern Funds met on April 4, 2006, to consider certain matters with respect to the approval process for the Advisory and Sub-Advisory Agreements and the process for ongoing monitoring of the Sub-Advisers by the Multi-Manager Trustees. The foregoing meetings are referred to below together as the "Meetings."

   In connection with the Meetings and their consideration of the Advisory Agreement, the Multi-Manager Trustees considered the Investment Advisers' written and oral presentations and discussed the information that had been provided at each of the Meetings. In connection with their deliberations, the Multi-Manager Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Meetings without employees of the Investment Advisers present.

   In evaluating the Advisory Agreement, the Multi-Manager Trustees considered that the Investment Advisers will engage the Sub-Advisers, subject to the Multi-Manager Trustees' approval, to manage the assets of the Multi-Manager Funds. The Investment Advisers provide general investment management services to the Multi-Manager Funds. They also have the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to the Trustees' approval. The Investment Advisers are also responsible for selecting each Multi-Manager Fund's investment strategies; allocating and reallocating assets among the Sub-Advisers consistent with each Multi-Manager Fund's investment objective and strategies; monitoring and evaluating Sub-Adviser performance; and implementing procedures relating to the Sub-Advisers' compliance with the relevant Multi-Manager Fund's investment objectives, policies and restrictions. In addition to providing these services, the Investment Advisers manage the cash portion of each Multi-Manager Fund.

   The Investment Advisers select the Sub-Advisers to manage the Funds on the basis of both qualitative and quantitative analyses that consider, among other things, each Sub-Adviser's investment style, historical performance and the characteristics of each Sub-Adviser's allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures and earnings and volatility statistics). The Investment Advisers then allocate assets to a Sub-Adviser selected through this process on the basis of a particular strategy assigned to it. The Investment Advisers allocate each Fund's assets among the other selected Sub-Advisers with the goal that the investment styles of the Sub-Advisers for each Fund are complementary. Therefore, the Sub-Advisers are chosen not only based on their performance but for their anticipated investment synergy with the other Sub-Advisers managing assets of the same Fund. The Multi-Manager Trustees considered the Investment Advisers' selection and allocation methodology in evaluating their services under the Advisory Agreement.

   The Multi-Manager Trustees also considered that the prospectus for the Multi-Manager Funds discloses the investment Advisers' role in selecting the Sub-Advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund.

   In evaluating the Advisory Agreement at the Meetings, generally the Multi-Manager Trustees relied upon their knowledge of the Investment Advisers and their services, resulting from their meetings and interactions with them. The Multi-Manager Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the contractual investment advisory fees and the total expenses (after voluntary reimbursements) borne

                   NORTHERN FUNDS SEMIANNUAL REPORT       31 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
TRUSTEES AND OFFICERS (continued)

   by the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper Analytical Services, Inc. ("Lipper"), including other multi-manager funds that operate similarly to the Multi-Manager Funds; (iii) the investment advisory fees charged by the Investment Advisers to the Investment Advisers' other institutional accounts;
   (iv) the nature, quality and extent of the investment advisory services, including the scope and depth of the Investment Advisers' resources, the Investment Advisers' staffing for the Multi-Manager Funds and the experience of the persons who would be supervising the Sub-Advisers to the Multi-Manager Funds; (v) the Investment Advisers' financial resources and their ability to attract and retain talent; (vi) the fees paid by the Multi-Manager Funds to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; (vii) the Multi-Manager Funds' projected expense ratios; (viii) other benefits received by the Investment Advisers and their affiliates from their relationships with the Funds; and (ix) potential economies of scale at various projected Fund asset levels. The Multi-Manager Trustees also reviewed the projected sub-advisory fees (which are based on breakpoints) and the investment advisory fees (which do not use breakpoints) and the spread between the aggregate sub-advisory fees and the investment advisory fees at these different levels. The Multi-Manager Trustees also reviewed these spreads in comparison to fee spreads among investment advisers and sub-advisers to other similarly-managed mutual funds.

   At one or more of the Meetings, the Multi-Manager Trustees also received and considered materials relating to the Investment Advisers' investment management services. These materials included: (i) information with respect to the proprietary model for selecting Sub-Advisers for the Multi-Manager Funds; (ii) the due diligence process used by the Investment Advisers to evaluate the Sub-Advisers; (iii) the program developed by the Investment Advisers to monitor the Sub-Advisers' compliance with the Multi-Manager Funds' investment objectives, strategies and restrictions; (iv) the systems used by the Investment Advisers to monitor the Sub-Advisers' investment performance; and (v) the Multi-Manager Trustees' review of safeguards addressing potential conflicts of interest.

   In connection with their approvals of the Advisory Agreement for each of the Multi-Manager Funds, the Multi-Manager Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Multi-Manager Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Multi-Manager Trustees considered both the investment advisory services, and the other non-advisory services, that would be provided to the Funds by the Investment Advisers and their affiliates and the quality of services that are currently provided to the Trust's other Funds. The advisory services included the Investment Advisers' development of and expertise with a multi-manager platform, including the resources it had invested in the program and the proprietary model for selection and monitoring of money managers.

   In addition, the Multi-Manager Trustees considered that the Investment Advisers would be responsible for monitoring initially 11 different Sub-Advisers for the three Multi-Manager Funds. The non-advisory services include services as the Funds' custodian, transfer agent and co-administrator. The Multi-Manager Trustees also considered that many of the Funds' shareholders were likely to have other client relationships with The Northern Trust Company. The Multi-Manager Trustees concluded that the Investment Advisers were both able to commit substantial financial and other resources to the operations of the Multi-Manager Funds and were able to provide quality services to the Multi-Manager Funds. The Multi-Manager Trustees also believed that the Investment Advisers had made significant commitments to address regulatory compliance requirements that would be applicable to the Multi-Manager Funds and had established a program to monitor the Sub-Advisers' compliance policies and procedures. The Multi-Manager Trustees also considered the Investment Advisers' willingness to provide information requested by the Trustees.

   The Multi-Manager Trustees also considered the Funds' contractual advisory fee rates; the Funds' projected total operating expense ratios; the Investment Advisers' voluntary expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Multi-Manager Funds. In addition, the Multi-Manager Trustees considered the fees paid by the Multi-Manager Funds to the Investment Advisers and their affiliates for custodial, transfer agency and co-administration services, and the fees payable to the Investment Advisers and/or their affiliates under the cash sweep program, and reviewed information as to whether the Investment Advisers were likely to pass benefits from their economies of scale to shareholders.

MULTI-MANAGER FUNDS   32      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2006 (UNAUDITED)

   In this regard, the Multi-Manager Trustees considered the Investment Advisers' view that the Funds would be sharing in economies of scale through the level at which the Funds' advisory fees are set and through the Investment Advisers' voluntary expense caps for the Funds. In addition, the Multi-Manager Trustees considered the projected assets in the Funds and the net advisory fees at those levels after the Investment Advisers' payment of the sub-advisory fees; the information provided by the Investment Advisers relating to the projected costs of the services to be provided by the Investment Advisers and their affiliates and the projected profits that may be realized by them; and information comparing the fee rates charged by the Investment Advisers with the fee rates charged by other, unaffiliated investment managers to their clients. With respect to the Investment Advisers' costs, the Multi-Manager Trustees considered that the Investment Advisers would bear costs related to research and compliance with respect to the Multi-Manager Funds. All of these comparisons assisted the Multi-Manager Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them. In addition, the Multi-Manager Trustees noted the Investment Advisers' voluntary undertaking to limit the Funds' total expense ratios to specified levels and that they would be paying the Sub-Advisers from their investment advisory fees.

   The Multi-Manager Trustees did not consider the investment performance of the Multi-Manager Funds because they had no performance history.

   After deliberation, the Multi-Manager Trustees concluded at the June Meeting that the investment advisory fees paid by Multi-Manager Funds were reasonable on a Fund-by-Fund basis in light of the services provided by the Investment Advisers, their projected costs and profitability and the Funds' projected asset levels, and that the Advisory Agreement should be approved.

   The Sub-Advisory Agreements were initially approved with respect to the Multi-Manager Funds by the Multi-Manager Trustees, including all of the Independent Trustees, at the June Meeting. At the May and June Meetings, the Multi-Manager Trustees requested and received information and written materials from the Investment Advisers and Sub-Advisers regarding (i) the nature and quality of the investment advisory services to be provided by each Sub-Adviser, including the experience and qualifications of the personnel who would be providing such services; (ii) the Sub-Adviser's financial condition, history of operations and ownership structure; (iii) the Sub-Advisers' brokerage and soft dollar practices; (iv) the Sub-Advisers' investment strategies and style of investing; (v) the performance history of the Sub-Advisers with respect to accounts or funds managed similarly to the Multi-Manager Funds; (vi) each Sub-Adviser's compliance policies and procedures (including their Codes of Ethics) and the Investment Advisers' and the Trust's Chief Compliance Officer's evaluations of such policies and procedures; (vii) the Sub-Advisers' anticipated conflicts of interest in managing the Funds; and (viii) the terms of the Sub-Advisory Agreements. With respect to one of the Sub-Advisers, Metropolitan West Capital Management, LLC, the Board reviewed information regarding a pending change of control of the Sub-Adviser that was anticipated to occur on or about June 1, 2006 (prior to the offering of the Multi-Manager Small Cap Fund for which the Sub-Adviser was being engaged).

   The Multi-Manager Trustees also reviewed the Investment Advisers' proprietary methodology for allocating assets among the various Sub-Advisers, the proposed allocations to each Sub-Adviser within each Multi-Manager Fund and the recommended mix of Sub-Advisers for each Multi-Manager Fund based on their investment styles and strategies.

   In connection with the approvals of the Sub-Advisory Agreements for each of the Multi-Manager Funds, the Multi-Manager Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Multi-Manager Trustees relied upon the recommendations and evaluations of the Investment Advisers with respect to each of the Sub-Advisers.

   With respect to the nature, extent and quality of the services to be provided by each Sub-Adviser, the Multi-Manager Trustees considered the information provided by the Investment Advisers with respect to each Sub-Adviser's qualifications and experience in managing the type of strategies for which the Sub-Adviser was being engaged in connection with a Multi-Manager Fund. They also considered that the Investment Advisers had had prior experience with some of the Sub-Advisers in managing assets of the Investment Advisers' other institutional accounts, including within a multi-manager context. The Multi-Manager Trustees reviewed and considered a separate report from the Investment Advisers' compliance personnel as well as the Trust's Chief Compliance Officer with respect to each Sub-Adviser's compliance programs (including its Code of Ethics). Finally, the Multi-Manager Trustees considered the Sub-Advisers' management of potential conflicts of interest

                   NORTHERN FUNDS SEMIANNUAL REPORT       33 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS
TRUSTEES AND OFFICERS (continued)                 SEPTEMBER 30, 2006 (UNAUDITED)

   that might result from their management of the Multi-Manager Funds and other accounts.

   The Multi-Manager Trustees also considered and evaluated composite performance information for each Sub-Adviser that included accounts managed similarly to the strategies for which they were being engaged in connection with a Multi-Manager Fund, and the Investment Advisers' evaluation of their performance. The Multi-Manager Trustees could not evaluate performance of any of the Multi-Manager Funds because they had not yet begun operations.

   With respect to the sub-advisory fees, the Multi-Manager Trustees considered that the Sub-Advisers were each paid by the Investment Advisers out of their advisory fees and not by the Multi-Manager Funds. The Multi-Manager Trustees also considered, based on representations of the Investment Advisers, that each Sub-Advisory Agreement had been negotiated at arms length among the Investment Advisers and Sub-Advisers. The Multi-Manager Trustees also reviewed and considered information prepared by Lipper that compared each Multi-Manager Fund's aggregate sub-advisory fees with the aggregate sub-advisory fees of other multi-manager mutual funds. The Multi-Manager Trustees also considered information prepared by the Investment Advisers that showed the levels of aggregate sub-advisory fees rates as the Funds' assets increased. Finally, the Multi-Manager Trustees also considered the Investment Advisers' representations that the fees to be paid to the Sub-Advisers were reasonable in light of the anticipated quality of the services to be performed by them.

   Based on the Multi-Manager Trustee's deliberations and the recommendations of the Investment Advisers, the Trustees concluded at the June Meeting that the fees paid to the Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services provided by them and that the Sub-Advisory Agreements should be approved.


MULTI-MANAGER FUNDS   34      NORTHERN FUNDS SEMIANNUAL REPORT

                                                             MULTI-MANAGER FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                   NORTHERN FUNDS SEMIANNUAL REPORT       35 MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FOR MORE INFORMATION

   PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

   PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


MULTI-MANAGER FUNDS   36      NORTHERN FUNDS SEMIANNUAL REPORT

ITEM 2.  CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable for the reporting period.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Northern Funds
            -----------------------------------------------------------------

By (Signature and Title)   /s/ Lloyd A. Wennlund
                        -----------------------------------------------------
                           Lloyd A. Wennlund, President
                           (Principal Executive Officer)

Date:  December 4, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Lloyd A. Wennlund
                        -----------------------------------------------------
                           Lloyd A. Wennlund, President
                           (Principal Executive Officer)

Date:  December 4, 2006


By (Signature and Title)   /s/ Stuart N. Schuldt
                        -----------------------------------------------------
                          Stuart N. Schuldt, Treasurer
                          (Principal Financial and Accounting Officer)

Date:  December 4, 2006